UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Series Emerging Markets Fund
Fidelity® Series Emerging Markets Opportunities Fund
Fidelity® Series International Growth Fund
Fidelity® Series International Small Cap Fund
Fidelity® Series International Value Fund

Semi-Annual Report
April 30, 2023

Contents

Fidelity® Series Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Emerging Markets Opportunities Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Growth Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Small Cap Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series Emerging Markets Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	7.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.2
Tencent Holdings Ltd. (China, Interactive Media & Services)	5.0
Alibaba Group Holding Ltd. (China, Broadline Retail)	3.1
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.5
Meituan Class B (China, Hotels, Restaurants & Leisure)	2.0
HDFC Bank Ltd. (India, Banks)	1.8
LG Chemical Ltd. (Korea (South), Chemicals)	1.8
ICICI Bank Ltd. (India, Banks)	1.7
NetEase, Inc. ADR (China, Entertainment)	1.5
32.4

Market Sectors (% of Fund's net assets)

Financials	21.0
Information Technology	17.3
Consumer Discretionary	15.1
Communication Services	11.4
Consumer Staples	7.8
Materials	6.1
Industrials	5.4
Energy	4.8
Health Care	4.3
Utilities	1.8

Asset Allocation (% of Fund's net assets)

Futures - 1.5%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series Emerging Markets Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 92.5%
	Shares	Value ($)
Australia - 0.1%
AngloGold Ashanti Ltd.	130,800	3,495,834
Brazil - 4.3%
Azul SA sponsored ADR (a)(b)	1,505,000	9,797,550
Hapvida Participacoes e Investimentos SA (a)(c)	40,997,194	22,685,804
Localiza Rent a Car SA	1,468,133	17,074,942
Localiza Rent a Car SA rights 5/11/23 (a)	1,939	6,671
Lojas Renner SA	4,890,905	15,532,286
Natura & Co. Holding SA	2,479,867	5,498,883
Pet Center Comercio e Participacoes SA	12,853,384	15,899,872
Raia Drogasil SA	4,947,987	26,070,231
Vale SA	1,044,152	15,156,302
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	7,190,674	17,616,993
TOTAL BRAZIL		145,339,534
China - 32.1%
Airtac International Group	1,002,993	36,377,677
Alibaba Group Holding Ltd. (a)	9,860,699	104,263,351
Alibaba Group Holding Ltd. sponsored ADR (a)	157,400	13,330,206
Baidu, Inc. sponsored ADR (a)	90,099	10,866,840
BeiGene Ltd. ADR (a)	34,866	8,889,435
Bilibili, Inc. ADR (a)(b)	573,610	11,678,700
BYD Co. Ltd. (H Shares)	631,237	19,143,052
China Construction Bank Corp. (H Shares)	69,357,686	46,367,445
China Life Insurance Co. Ltd. (H Shares)	16,890,492	32,449,262
China Petroleum & Chemical Corp. (H Shares)	33,945,833	22,248,631
China Resources Beer Holdings Co. Ltd.	941,787	7,275,100
Contemporary Amperex Technology Co. Ltd.	253,960	8,517,953
ENN Energy Holdings Ltd.	2,048,195	28,084,046
Flat Glass Group Co. Ltd.	76,000	213,659
Guangzhou Automobile Group Co. Ltd. (H Shares)	32,741,340	20,434,430
Haier Smart Home Co. Ltd.	6,908,077	22,517,452
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,567,220	2,859,084
Industrial & Commercial Bank of China Ltd. (H Shares)	36,214,791	19,483,712
JD.com, Inc. sponsored ADR	454,455	16,233,133
Kunlun Energy Co. Ltd.	12,098,244	11,215,167
Kweichow Moutai Co. Ltd. (A Shares)	117,946	30,094,455
Li Auto, Inc. ADR (a)	609,404	14,320,994
Li Ning Co. Ltd.	3,083,438	22,051,571
Meituan Class B (a)(c)	3,925,440	67,087,564
NetEase, Inc. ADR	586,292	52,256,206
New Horizon Health Ltd. (a)(c)	3,283,953	11,784,599
PDD Holdings, Inc. ADR (a)	384,452	26,200,404
Ping An Insurance Group Co. of China Ltd. (H Shares)	6,483,292	47,298,991
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	723,861	32,725,553
Shenzhou International Group Holdings Ltd.	1,491,447	14,325,596
Silergy Corp.	655,085	10,332,851
Sinopharm Group Co. Ltd. (H Shares)	543,000	1,923,457
Sinotruk Hong Kong Ltd.	13,571,598	20,740,682
Sunny Optical Technology Group Co. Ltd.	835,139	8,825,172
Tencent Holdings Ltd.	3,856,973	171,311,760
Trip.com Group Ltd. ADR (a)	1,329,474	47,209,622
Wuliangye Yibin Co. Ltd. (A Shares)	782,068	19,151,922
Wuxi Biologics (Cayman), Inc. (a)(c)	3,175,673	18,936,028
Zai Lab Ltd. ADR (a)	293,732	10,274,745
Zijin Mining Group Co. Ltd. (H Shares)	15,918,889	26,951,565
TOTAL CHINA		1,096,252,072
Hungary - 0.4%
OTP Bank PLC	178,830	5,440,674
Richter Gedeon PLC	364,506	8,796,336
TOTAL HUNGARY		14,237,010
India - 15.6%
Axis Bank Ltd.	1,305,668	13,797,056
Bharti Airtel Ltd.	3,085,187	30,233,830
HDFC Bank Ltd.	2,985,869	61,798,608
HDFC Standard Life Insurance Co. Ltd. (c)	3,156,812	20,515,705
Hindustan Aeronautics Ltd.	226,072	8,104,458
Hindustan Unilever Ltd.	1,001,547	30,178,065
Housing Development Finance Corp. Ltd.	959,376	32,722,210
ICICI Bank Ltd.	5,253,582	59,328,645
Infosys Ltd.	2,133,841	32,958,131
ITC Ltd.	7,094,836	37,036,915
Larsen & Toubro Ltd.	1,553,594	45,090,075
NTPC Ltd.	10,939,148	23,096,876
Reliance Industries Ltd.	2,864,800	85,166,184
SRF Ltd.	172,300	5,374,940
Tata Consultancy Services Ltd.	229,329	9,076,474
Tata Steel Ltd.	10,532,663	13,978,613
Ultratech Cement Ltd.	252,376	23,388,140
TOTAL INDIA		531,844,925
Indonesia - 3.4%
PT Bank Central Asia Tbk	51,910,247	32,124,735
PT Bank Mandiri (Persero) Tbk	72,557,542	25,649,097
PT Bank Rakyat Indonesia (Persero) Tbk	79,977,601	27,870,534
PT Telkom Indonesia Persero Tbk	25,973,197	7,523,106
PT United Tractors Tbk	11,454,327	22,611,715
TOTAL INDONESIA		115,779,187
Korea (South) - 12.8%
Db Insurance Co. Ltd.	349,584	21,984,110
Hansol Chemical Co. Ltd.	69,022	11,509,272
Hyundai Fire & Marine Insurance Co. Ltd.	246,310	6,922,557
Hyundai Motor Co. Ltd.	245,080	36,317,913
JYP Entertainment Corp.	102,086	6,908,641
KB Financial Group, Inc.	521,854	19,376,921
Kia Corp.	511,191	32,388,251
Korea Aerospace Industries Ltd.	160,310	6,587,483
LG Chemical Ltd.	107,566	59,774,810
LG H & H Co. Ltd.	9,730	4,545,188
LG Innotek Co. Ltd.	22,275	4,435,169
NAVER Corp.	105,399	15,275,771
POSCO	38,260	10,832,049
Samsung Electronics Co. Ltd.	3,604,535	177,428,144
SK Hynix, Inc.	343,612	23,128,574
TOTAL KOREA (SOUTH)		437,414,853
Mexico - 3.9%
America Movil S.A.B. de CV Series L	9,360,981	10,095,354
CEMEX S.A.B. de CV sponsored ADR (a)	1,269,623	7,617,738
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	166,969	16,199,332
Gruma S.A.B. de CV Series B	1,081,725	16,932,054
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	138,696	3,980,871
Grupo Financiero Banorte S.A.B. de CV Series O	5,974,079	51,661,604
Wal-Mart de Mexico SA de CV Series V	6,956,934	28,049,064
TOTAL MEXICO		134,536,017
Peru - 0.2%
Credicorp Ltd. (United States)	54,594	7,396,395
Russia - 0.1%
LUKOIL PJSC (d)	568,462	204,715
Sberbank of Russia (d)	5,098,115	36,469
Yandex NV Series A (a)(d)	273,678	2,079,953
TOTAL RUSSIA		2,321,137
Saudi Arabia - 3.5%
Al Rajhi Bank	1,216,852	24,916,478
Alinma Bank	3,335,931	28,150,003
Dr Sulaiman Al Habib Medical Services Group Co.	408,369	31,248,008
Saudi Telecom Co.	1,342,134	16,102,602
The Saudi National Bank	1,379,954	17,991,242
TOTAL SAUDI ARABIA		118,408,333
Singapore - 0.6%
Sea Ltd. ADR (a)	282,200	21,495,174
South Africa - 3.7%
Absa Group Ltd.	3,164,829	30,733,920
Bid Corp. Ltd.	1,016,916	23,142,935
Gold Fields Ltd. sponsored ADR	566,100	8,808,516
Impala Platinum Holdings Ltd.	1,502,130	14,624,440
MTN Group Ltd. (b)	3,843,674	26,962,977
Naspers Ltd. Class N	118,722	21,165,843
TOTAL SOUTH AFRICA		125,438,631
Taiwan - 10.9%
Chailease Holding Co. Ltd.	3,675,336	26,749,238
eMemory Technology, Inc.	304,416	18,188,855
HIWIN Technologies Corp.	1,906,396	14,633,167
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,055,425	10,404,237
International Games Systems Co. Ltd.	571,689	9,977,251
MediaTek, Inc.	1,250,763	27,177,392
Taiwan Semiconductor Manufacturing Co. Ltd.	16,248,342	265,890,288
TOTAL TAIWAN		373,020,428
Thailand - 0.9%
Bangkok Bank PCL (For. Reg.)	2,921,081	13,472,239
CP ALL PCL (For. Reg.)	5,070,933	9,637,842
Thai Beverage PCL	13,122,901	6,306,334
TOTAL THAILAND		29,416,415
TOTAL COMMON STOCKS (Cost $2,966,429,091)		3,156,395,945

Nonconvertible Preferred Stocks - 2.5%
	Shares	Value ($)
Brazil - 2.5%
Banco Bradesco SA (PN)	2,424,400	6,732,014
Gerdau SA	2,280,926	11,514,840
Itau Unibanco Holding SA	6,260,861	32,535,691
Petroleo Brasileiro SA - Petrobras sponsored ADR (b)	3,279,083	34,823,861

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $82,415,859)		85,606,406

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 4.45% to 4.58% 6/1/23 (f) (Cost $4,960,651)	4,980,000	4,961,657

Money Market Funds - 9.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	288,813,824	288,871,587
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	35,035,809	35,039,313
TOTAL MONEY MARKET FUNDS (Cost $323,910,899)		323,910,900

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $3,377,716,500)	3,570,874,908
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(160,055,401)
NET ASSETS - 100.0%	3,410,819,507

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,027	Jun 2023	50,538,670	1,465,660	1,465,660

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,868,784 or 4.2% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,391,764.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	175,911,032	1,276,051,844	1,163,091,290	3,766,096	-	1	288,871,587	0.7%
Fidelity Securities Lending Cash Central Fund 4.88%	9,725,325	178,675,706	153,361,718	178,673	-	-	35,039,313	0.1%
Total	185,636,357	1,454,727,550	1,316,453,008	3,944,769	-	1	323,910,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	392,768,165	149,457,853	241,230,359	2,079,953
Consumer Discretionary	508,421,540	169,892,360	338,529,180	-
Consumer Staples	260,118,320	115,892,499	144,225,821	-
Energy	165,055,106	34,823,861	130,026,530	204,715
Financials	713,505,555	205,558,021	507,911,065	36,469
Health Care	150,123,049	81,894,328	68,228,721	-
Industrials	188,528,522	48,477,027	140,051,495	-
Information Technology	588,058,946	-	588,058,946	-
Materials	213,027,059	43,097,396	169,929,663	-
Utilities	62,396,089	-	62,396,089	-

Government Obligations	4,961,657	-	4,961,657	-

Money Market Funds	323,910,900	323,910,900	-	-
Total Investments in Securities:	3,570,874,908	1,173,004,245	2,395,549,526	2,321,137
Derivative Instruments:

Assets
Futures Contracts	1,465,660	1,465,660	-	-
Total Assets	1,465,660	1,465,660	-	-
Total Derivative Instruments:	1,465,660	1,465,660	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,465,660	0
Total Equity Risk	1,465,660	0
Total Value of Derivatives	1,465,660	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Series Emerging Markets Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,633,679) - See accompanying schedule:
Unaffiliated issuers (cost $3,053,805,601)	$3,246,964,008
Fidelity Central Funds (cost $323,910,899)	323,910,900

Total Investment in Securities (cost $3,377,716,500)		$3,570,874,908
Foreign currency held at value (cost $1,914,645)		1,910,999
Receivable for investments sold		1,499,989
Receivable for fund shares sold		14,033,310
Dividends receivable		10,463,395
Distributions receivable from Fidelity Central Funds		1,039,334
Receivable for daily variation margin on futures contracts		694,667
Receivable from investment adviser for expense reductions		43,414
Other receivables		1,011,878
Total assets		3,601,571,894
Liabilities
Payable for investments purchased	$148,104,680
Payable for fund shares redeemed	58,749
Other payables and accrued expenses	7,549,645
Collateral on securities loaned	35,039,313
Total Liabilities		190,752,387
Net Assets		$3,410,819,507
Net Assets consist of:
Paid in capital		$3,673,583,849
Total accumulated earnings (loss)		(262,764,342)
Net Assets		$3,410,819,507
Net Asset Value , offering price and redemption price per share ($3,410,819,507 ÷ 423,467,919 shares)		$8.05

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$36,016,676
Non-Cash dividends		7,004,906
Interest		90,725
Income from Fidelity Central Funds (including $178,673 from security lending)		3,944,769
Income before foreign taxes withheld		$47,057,076
Less foreign taxes withheld		(4,084,538)
Total Income		42,972,538
Expenses
Custodian fees and expenses	$403,507
Independent trustees' fees and expenses	8,682
Total expenses before reductions	412,189
Expense reductions	(217,473)
Total expenses after reductions		194,716
Net Investment income (loss)		42,777,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,749,748)	(125,841,314)
Foreign currency transactions	(2,037,253)
Futures contracts	192,539
Total net realized gain (loss)		(127,686,028)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $396,378)	547,935,451
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	17,983
Futures contracts	13,270,698
Total change in net unrealized appreciation (depreciation)		561,224,133
Net gain (loss)		433,538,105
Net increase (decrease) in net assets resulting from operations		$476,315,927
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,777,822	$74,510,346
Net realized gain (loss)	(127,686,028)	(324,627,707)
Change in net unrealized appreciation (depreciation)	561,224,133	(1,027,426,269)
Net increase (decrease) in net assets resulting from operations	476,315,927	(1,277,543,630)
Distributions to shareholders	(65,273,730)	(105,313,301)
Share transactions
Proceeds from sales of shares	954,240,489	739,859,925
Reinvestment of distributions	65,273,730	105,313,301
Cost of shares redeemed	(456,480,619)	(265,266,031)
Net increase (decrease) in net assets resulting from share transactions	563,033,600	579,907,195
Total increase (decrease) in net assets	974,075,797	(802,949,736)

Net Assets
Beginning of period	2,436,743,710	3,239,693,446
End of period	$3,410,819,507	$2,436,743,710

Other Information
Shares
Sold	119,786,177	84,221,344
Issued in reinvestment of distributions	8,304,546	9,925,853
Redeemed	(55,910,644)	(29,402,412)
Net increase (decrease)	72,180,079	64,744,785

Financial Highlights
Fidelity® Series Emerging Markets Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$6.94	$11.31	$9.65	$9.48	$8.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.23	.20	.17	.30 D	.01
Net realized and unrealized gain (loss)	1.19	(4.24)	1.62	.22	.35	(1.14)
Total from investment operations	1.31	(4.01)	1.82	.39	.65	(1.13)
Distributions from net investment income	(.20)	(.30)	(.16)	(.22)	(.04)	-
Distributions from net realized gain	-	(.07)	-	-	-	-
Total distributions	(.20)	(.36) E	(.16)	(.22)	(.04)	-
Net asset value, end of period	$8.05	$6.94	$11.31	$9.65	$9.48	$8.87
Total Return F,G	18.92%	(36.53)%	18.88%	4.16%	7.33%	(11.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.03% J	.04%	.04%	.05%	.04%	.04% J
Expenses net of fee waivers, if any	.01% J	.01%	.01%	.01%	.01%	.01% J
Expenses net of all reductions	.01% J	.01%	.01%	.01%	.01%	.01% J
Net investment income (loss)	2.97% J	2.61%	1.70%	1.86%	3.24% D	.65% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,410,820	$2,436,744	$3,239,693	$2,995,875	$2,065,165	$1,431,017
Portfolio turnover rate K	102% J	65%	78%	117% L	47%	15% L,M

A For the period August 29, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.50%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

Fidelity® Series Emerging Markets Opportunities Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	7.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.8
Tencent Holdings Ltd. (China, Interactive Media & Services)	4.6
HDFC Bank Ltd. (India, Banks)	2.8
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.6
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.9
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.8
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	1.6
Sea Ltd. ADR (Singapore, Entertainment)	1.5
China Construction Bank Corp. (H Shares) (China, Banks)	1.4
30.6

Market Sectors (% of Fund's net assets)

Financials	23.7
Information Technology	18.1
Consumer Discretionary	14.0
Communication Services	9.8
Materials	9.0
Consumer Staples	6.7
Industrials	5.3
Energy	4.6
Health Care	3.6
Utilities	2.9
Real Estate	1.5

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series Emerging Markets Opportunities Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($)
Brazil - 6.3%
Arezzo Industria e Comercio SA	2,394,563	31,867,976
Atacadao SA	24,646,000	53,118,509
Dexco SA	29,895,811	35,303,406
ENGIE Brasil Energia SA	5,663,100	46,812,144
Equatorial Energia SA	10,638,200	58,311,959
Localiza Rent a Car SA	8,461,721	98,413,015
Localiza Rent a Car SA rights 5/11/23 (a)	39,088	134,478
LOG Commercial Properties e Participacoes SA	4,552,451	14,959,435
Lojas Renner SA	14,021,226	44,527,892
MercadoLibre, Inc. (a)	86,367	110,332,979
Multiplan Empreendimentos Imobiliarios SA	1,937,700	10,061,837
PagSeguro Digital Ltd. (a)(b)	13,698,749	134,795,690
Raia Drogasil SA	25,233,500	132,951,678
Rede D'Oregon Sao Luiz SA (c)	6,502,900	29,817,018
Rumo SA	23,197,600	91,622,102
StoneCo Ltd. Class A (a)	8,262,530	101,794,370
Suzano Papel e Celulose SA	2,860,700	22,826,870
Transmissora Alianca de Energia Eletrica SA	5,446,400	39,823,210
Vale SA sponsored ADR	15,622,770	225,124,116
XP, Inc. Class A (a)(b)	10,230,065	146,187,629
TOTAL BRAZIL		1,428,786,313
Canada - 0.9%
Barrick Gold Corp.	10,673,200	203,217,728
Chile - 1.1%
Antofagasta PLC	6,693,044	122,849,710
Banco de Chile	1,190,736,100	126,780,759
TOTAL CHILE		249,630,469
China - 29.1%
Akeso, Inc. (a)(b)(c)	5,034,545	27,650,687
Alibaba Group Holding Ltd. (a)	55,674,739	588,683,910
Alibaba Group Holding Ltd. sponsored ADR (a)	617,515	52,297,345
Angelalign Technology, Inc. (c)	886,600	11,121,216
Ant International Co. Ltd. Class C (a)(d)(e)	9,361,123	14,416,129
Antengene Corp. (a)(c)	6,459,686	2,231,017
Baidu, Inc.:
Class A (a)	2,279,473	34,310,426
sponsored ADR (a)	450,950	54,389,080
BeiGene Ltd. ADR (a)	207,600	52,929,696
Beijing Enlight Media Co. Ltd. (A Shares)	17,155,976	25,408,751
Bilibili, Inc. ADR (a)(b)	4,195,088	85,411,992
BYD Co. Ltd. (H Shares)	5,057,594	153,377,869
C&S Paper Co. Ltd. (A Shares)	22,252,600	37,977,954
China Communications Services Corp. Ltd. (H Shares)	75,360,000	41,294,620
China Construction Bank Corp. (H Shares)	481,252,000	321,729,676
China Gas Holdings Ltd.	35,524,400	45,701,081
China Life Insurance Co. Ltd. (H Shares)	101,446,690	194,894,868
China Merchants Holdings International Co. Ltd.	27,236,494	40,414,122
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	4,509,628	8,916,674
China Overseas Land and Investment Ltd.	12,386,400	31,413,697
China Petroleum & Chemical Corp. (H Shares)	221,316,000	145,053,975
China Resources Beer Holdings Co. Ltd.	15,194,666	117,375,487
China Resources Land Ltd.	13,515,720	62,939,413
China Tower Corp. Ltd. (H Shares) (c)	135,868,721	17,340,023
China Vanke Co. Ltd. (H Shares)	13,349,400	20,869,041
Daqin Railway Co. Ltd. (A Shares)	80,892,300	90,194,429
Daqo New Energy Corp. ADR (a)	193,772	8,898,010
ENN Energy Holdings Ltd.	5,153,900	70,668,255
ESR Group Ltd. (c)	5,393,000	8,430,043
Greentown China Holdings Ltd.	8,214,000	9,871,950
Guangdong Investment Ltd.	49,930,000	47,731,915
Haier Smart Home Co. Ltd.	23,547,216	76,754,111
Haier Smart Home Co. Ltd. (A Shares)	1,171,203	4,027,055
Haitian International Holdings Ltd.	17,099,306	44,428,816
Hansoh Pharmaceutical Group Co. Ltd. (c)	20,567,724	37,521,763
Innovent Biologics, Inc. (a)(c)	8,269,362	39,759,693
JD Health International, Inc. (a)(c)	2,426,058	17,506,735
JD.com, Inc.:
Class A	6,340,397	113,162,423
sponsored ADR	432,593	15,452,222
Jiumaojiu International Holdings Ltd. (c)	15,743,199	35,373,609
KE Holdings, Inc.	11,300	59,201
KE Holdings, Inc. ADR (a)	2,521,200	39,557,628
Kuaishou Technology Class B (a)(c)	2,865,134	18,967,592
Kunlun Energy Co. Ltd.	60,942,000	56,493,712
Kweichow Moutai Co. Ltd. (A Shares)	428,110	109,234,201
Lenovo Group Ltd.	7,218,000	7,384,564
Li Auto, Inc.:
ADR (a)(b)	6,575,609	154,526,812
Class A (a)	520,690	6,166,979
Li Ning Co. Ltd.	12,806,364	91,586,226
Longfor Properties Co. Ltd. (c)	5,616,935	15,370,736
LONGi Green Energy Technology Co. Ltd.	1,444,200	7,312,247
Medlive Technology Co. Ltd. (c)	10,435,280	11,556,223
Meituan Class B (a)(c)	24,898,636	425,529,073
NetEase, Inc. ADR	855,952	76,291,002
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,404,130	64,014,287
OPT Machine Vision Tech Co. Ltd.	242,766	5,263,044
PDD Holdings, Inc. ADR (a)	2,816,984	191,977,460
Ping An Insurance Group Co. of China Ltd. (H Shares)	48,607,000	354,613,371
Proya Cosmetics Co. Ltd. (A Shares)	4,919,730	119,694,390
Shangri-La Asia Ltd. (a)	17,378,000	16,031,465
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,765,939	79,837,608
Shenzhou International Group Holdings Ltd.	2,633,349	25,293,754
Silergy Corp.	3,654,196	57,638,723
Sinopec Engineering Group Co. Ltd. (H Shares)	49,856,187	25,853,523
Sinopharm Group Co. Ltd. (H Shares)	10,756,000	38,100,745
Sinotruk Hong Kong Ltd.	16,387,161	25,043,542
Sunny Optical Technology Group Co. Ltd.	6,395,057	67,578,547
Tencent Holdings Ltd.	23,318,764	1,035,728,923
Tongdao Liepin Group (a)	7,274,950	9,321,000
TravelSky Technology Ltd. (H Shares)	22,713,000	45,338,055
Trip.com Group Ltd. ADR (a)	5,656,392	200,858,480
Tsingtao Brewery Co. Ltd. (H Shares)	11,583,384	124,007,442
Uni-President China Holdings Ltd.	41,390,000	41,326,593
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	6,020,987	8,429,276
WuXi AppTec Co. Ltd. (H Shares) (c)	2,939,604	25,853,615
Wuxi Biologics (Cayman), Inc. (a)(c)	17,685,087	105,453,333
Xinyi Solar Holdings Ltd.	14,298,000	15,371,745
Zai Lab Ltd. (a)(f)	11,808,902	41,344,155
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	14,363,300	57,970,260
TOTAL CHINA		6,609,909,310
Greece - 0.7%
Alpha Bank SA (a)	86,748,700	108,492,825
Piraeus Financial Holdings SA (a)	21,381,847	50,419,806
TOTAL GREECE		158,912,631
Hong Kong - 0.9%
Huanxi Media Group Ltd. (a)	130,621,425	16,500,704
Kerry Properties Ltd.	6,340,500	16,359,161
Prudential PLC	11,655,048	178,334,360
TOTAL HONG KONG		211,194,225
Hungary - 0.2%
Richter Gedeon PLC	1,691,900	40,829,289
India - 16.3%
Apollo Hospitals Enterprise Ltd.	1,185,900	65,714,921
Bajaj Auto Ltd.	833,400	45,281,336
Bajaj Finance Ltd.	2,046,177	157,994,710
Bandhan Bank Ltd. (a)(c)	29,989,032	84,539,154
Bharat Electronics Ltd.	60,507,400	76,711,577
Bharti Airtel Ltd.	8,643,091	84,699,484
Campus Activewear Ltd.	3,094,577	13,528,512
Divi's Laboratories Ltd.	754,000	30,238,425
Embassy Office Parks (REIT)	3,840,355	15,498,530
HDFC Bank Ltd.	30,718,288	635,777,197
HDFC Standard Life Insurance Co. Ltd. (c)	20,348,741	132,243,782
Hindustan Aeronautics Ltd.	1,288,300	46,184,281
Housing Development Finance Corp. Ltd.	1,511,400	51,550,537
Indraprastha Gas Ltd.	10,918,594	66,385,473
Infosys Ltd.	2,503,128	38,661,934
Infosys Ltd. sponsored ADR	15,425,766	239,716,404
ITC Ltd.	33,800,954	176,449,895
JK Cement Ltd. (f)	3,988,031	146,559,825
Larsen & Toubro Ltd.	5,290,644	153,550,758
Mahanagar Gas Ltd.	3,487,034	43,123,398
Manappuram General Finance & Leasing Ltd.	30,961,687	49,346,415
Mankind Pharma Ltd. (g)	124,117	1,557,725
Mankind Pharma Ltd. (g)	124,118	1,557,738
Maruti Suzuki India Ltd.	691,192	72,873,888
NTPC Ltd.	37,236,845	78,621,735
Oberoi Realty Ltd.	962,972	10,819,901
Oil & Natural Gas Corp. Ltd.	36,520,100	71,298,522
One97 Communications Ltd. (a)	6,085,200	48,846,136
Petronet LNG Ltd.	11,584,880	33,683,370
Pine Labs Private Ltd. (a)(d)(e)	9,606	5,288,583
Power Grid Corp. of India Ltd.	31,955,654	93,018,941
Reliance Industries Ltd.	13,780,792	409,682,167
Shree Cement Ltd.	315,268	94,100,609
Sona Blw Precision Forgings Ltd. (c)	4,741,243	27,948,962
SRF Ltd.	2,529,877	78,920,119
Sun Pharmaceutical Industries Ltd.	1,592,400	19,282,227
Tata Motors Ltd. (a)	2,058,173	12,292,945
Tata Steel Ltd.	102,870,800	136,526,827
Torrent Pharmaceuticals Ltd.	1,505,272	30,506,220
Vijaya Diagnostic Centre Pvt Ltd.	1,766,900	8,177,301
Zomato Ltd. (a)	121,356,497	97,145,387
TOTAL INDIA		3,685,905,851
Indonesia - 2.8%
First Resources Ltd.	57,800,646	66,637,412
PT Bank Central Asia Tbk	375,840,360	232,589,379
PT Bank Rakyat Indonesia (Persero) Tbk	673,246,539	234,612,446
PT Dayamitra Telekomunikasi Tbk	54,585,700	2,606,519
PT Sumber Alfaria Trijaya Tbk	332,470,200	65,740,084
PT United Tractors Tbk	14,247,500	28,125,652
TOTAL INDONESIA		630,311,492
Japan - 0.2%
Z Holdings Corp.	14,880,005	40,759,926
Korea (South) - 11.2%
Coway Co. Ltd.	1,069,970	39,301,059
Delivery Hero AG (a)(c)	909,670	36,215,461
Hyundai Fire & Marine Insurance Co. Ltd.	2,806,240	78,869,538
Hyundai Motor Co. Ltd.	121,830	18,053,743
Jeisys Medical, Inc. (a)	2,135,054	13,830,441
Kakao Corp.	1,985,749	86,989,502
Kakao Pay Corp. (a)(b)	525,237	21,592,820
KB Financial Group, Inc.	4,613,228	171,293,416
Kia Corp.	2,539,592	160,904,522
L&F Co. Ltd. (b)	52,600	10,503,760
LG Chemical Ltd.	106,766	59,330,247
LG Corp.	1,026,038	67,182,402
NAVER Corp.	330,883	47,955,795
NCSOFT Corp.	48,710	13,789,041
POSCO	599,666	169,775,524
S-Oil Corp.	802,400	44,958,503
Samsung Biologics Co. Ltd. (a)(c)	152,488	89,219,203
Samsung Electronics Co. Ltd.	22,302,876	1,097,827,570
Samsung SDI Co. Ltd.	264,797	137,476,704
SK Hynix, Inc.	2,626,204	176,770,173
TOTAL KOREA (SOUTH)		2,541,839,424
Mauritius - 0.0%
Jumo World Ltd. (a)(e)	2,021	1,918,293
Mexico - 3.6%
CEMEX S.A.B. de CV sponsored ADR (a)	32,622,700	195,736,200
Corporacion Inmobiliaria Vesta S.A.B. de CV	13,579,784	42,893,069
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,535,800	80,700,635
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	267,933	76,714,577
Grupo Aeroportuario Norte S.A.B. de CV	4,411,100	48,489,102
Grupo Financiero Banorte S.A.B. de CV Series O	28,335,778	245,037,224
Wal-Mart de Mexico SA de CV Series V	30,145,300	121,540,243
TOTAL MEXICO		811,111,050
Netherlands - 0.0%
CTP BV (c)	878,177	11,515,193
CTP BV rights (a)(g)	878,177	222,563
TOTAL NETHERLANDS		11,737,756
Panama - 0.2%
Copa Holdings SA Class A (b)	483,822	43,698,803
Peru - 0.5%
Credicorp Ltd. (United States)	807,722	109,430,177
Philippines - 0.3%
Ayala Land, Inc.	54,350,524	26,222,696
SM Investments Corp.	2,355,000	38,096,058
TOTAL PHILIPPINES		64,318,754
Poland - 0.6%
CD Projekt RED SA	1,307,369	35,588,983
Dino Polska SA (a)(c)	947,200	96,356,282
TOTAL POLAND		131,945,265
Russia - 0.7%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	5,084,349	1,877,803
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	10,986,900	2,509,847
LSR Group OJSC (a)(e)	98,230	114,965
LUKOIL PJSC sponsored ADR (a)(e)	2,479,000	701,284
Novatek PJSC GDR (Reg. S) (a)(e)	648,900	28,551,600
Sberbank of Russia (e)	12,899,053	92,273
Sberbank of Russia sponsored ADR (a)(e)	19,633,994	349,485
Severstal PAO GDR (Reg. S) (a)(e)	6,035,400	142,496
TCS Group Holding PLC GDR (a)(e)	4,004,379	35,879,236
X5 Retail Group NV GDR (Reg. S) (a)(e)	6,393,700	48,592,120
Yandex NV Series A (a)(b)(e)	6,629,608	50,385,021
TOTAL RUSSIA		169,196,130
Saudi Arabia - 3.0%
Al Rajhi Bank	9,858,815	201,870,849
Alinma Bank	14,710,200	124,130,917
Bupa Arabia for Cooperative Insurance Co.	2,544,832	119,686,556
The Saudi National Bank	17,272,200	225,187,453
TOTAL SAUDI ARABIA		670,875,775
Singapore - 1.5%
Sea Ltd. ADR (a)	4,611,455	351,254,527
South Africa - 2.6%
Capitec Bank Holdings Ltd.	1,365,561	118,909,999
Discovery Ltd. (a)	15,141,500	119,004,699
Impala Platinum Holdings Ltd.	20,218,902	196,847,225
Naspers Ltd. Class N	552,818	98,556,789
Pick 'n Pay Stores Ltd.	22,801,884	54,123,701
TOTAL SOUTH AFRICA		587,442,413
Switzerland - 0.1%
OPT Machine Vision Tech Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 2/21/25 (a)(c)	831,200	18,050,589
Taiwan - 10.7%
BizLink Holding, Inc.	4,745,000	40,724,609
BizLink Holding, Inc. rights 5/8/23 (a)	121,229	130,040
Chailease Holding Co. Ltd.	26,635,341	193,853,048
eMemory Technology, Inc.	893,513	53,387,400
Formosa Plastics Corp.	6,722,000	20,549,020
MediaTek, Inc.	6,840,189	148,628,074
Novatek Microelectronics Corp.	1,227,000	16,762,739
Realtek Semiconductor Corp.	1,320,000	15,468,785
Taiwan Semiconductor Manufacturing Co. Ltd.	105,803,886	1,731,390,572
Uni-President Enterprises Corp.	39,464,000	94,543,238
United Microelectronics Corp.	2,904,000	4,667,405
Wistron Corp.	17,616,000	26,682,266
Wiwynn Corp.	1,670,473	63,528,155
Yageo Corp.	1,093,000	17,706,187
TOTAL TAIWAN		2,428,021,538
Tanzania - 0.1%
Helios Towers PLC (a)	14,359,600	18,822,424
Thailand - 0.7%
Carabao Group PCL (For. Reg.)	25,941,900	54,540,709
Land & House PCL (For. Reg.)	52,674,000	15,144,562
PTT Global Chemical PCL (For. Reg.)	63,289,400	77,237,713
Supalai PCL (For. Reg.)	13,722,800	8,530,245
TOTAL THAILAND		155,453,229
United States of America - 1.8%
FirstCash Holdings, Inc.	1,735,954	178,855,341
Globant SA (a)(b)	290,367	45,549,871
Legend Biotech Corp. ADR (a)	407,900	28,026,809
Parade Technologies Ltd.	238,000	7,284,259
Tenaris SA sponsored ADR (b)	1,838,400	52,780,464
Titan Cement International Trading SA (f)	5,818,852	93,868,650
TOTAL UNITED STATES OF AMERICA		406,365,394
Uruguay - 0.1%
Dlocal Ltd. (a)	1,456,566	20,391,924
TOTAL COMMON STOCKS (Cost $19,856,986,469)		21,801,330,699

Preferred Stocks - 3.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
Brazil - 0.1%
Creditas Financial Solutions Ltd. Series F (a)(d)(e)	70,500	20,123,520
China - 0.4%
ByteDance Ltd. Series E1 (a)(d)(e)	399,541	79,508,659
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	769,712	6,827,345
		86,336,004
India - 0.1%
Meesho Series F (a)(d)(e)	431,274	29,852,786
TOTAL CONVERTIBLE PREFERRED STOCKS		136,312,310
Nonconvertible Preferred Stocks - 2.4%
Brazil - 1.7%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	6,849,800	31,654,816
Metalurgica Gerdau SA (PN)	52,885,922	123,631,631
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	12,291,800	116,649,182
sponsored ADR	10,449,335	110,971,938
		382,907,567
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (a)(d)(e)	22,959	12,640,077
Series A (a)(d)(e)	5,737	3,158,505
Series B (a)(d)(e)	6,242	3,436,533
Series B2 (a)(d)(e)	5,049	2,779,727
Series C (a)(d)(e)	9,391	5,170,215
Series C1 (a)(d)(e)	1,978	1,088,988
Series D (a)(d)(e)	2,116	1,164,964
		29,439,009
Korea (South) - 0.5%
Hyundai Motor Co. Ltd. Series 2	901,059	74,774,293
Samsung Electronics Co. Ltd.	1,072,790	44,865,629
		119,639,922
United States of America - 0.1%
Gupshup, Inc. (a)(d)(e)	566,129	8,848,596
TOTAL NONCONVERTIBLE PREFERRED STOCKS		540,835,094
TOTAL PREFERRED STOCKS (Cost $548,655,437)		677,147,404

Government Obligations - 0.1%
	Principal Amount (h)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.43% to 4.78% 5/25/23 to 6/1/23 (Cost $15,351,049)	15,410,000	15,353,708

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (i)	186,856,281	186,893,653
Fidelity Securities Lending Cash Central Fund 4.88% (i)(j)	325,945,812	325,978,407
TOTAL MONEY MARKET FUNDS (Cost $512,867,710)		512,872,060

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $20,933,860,665)	23,006,703,871
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(338,084,821)
NET ASSETS - 100.0%	22,668,619,050

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,334,000,278 or 5.9% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $194,304,627 or 0.9% of net assets.

(e)	Level 3 security
(f)	Affiliated company
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	35,678,747

ByteDance Ltd. Series E1	11/18/20	43,779,377

Creditas Financial Solutions Ltd. Series F	1/28/22	22,206,259

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,932,333

Gupshup, Inc.	6/08/21	12,944,653

Meesho Series F	9/21/21	33,066,770

Pine Labs Private Ltd.	6/30/21	3,581,693

Pine Labs Private Ltd. Series 1	6/30/21	8,560,493

Pine Labs Private Ltd. Series A	6/30/21	2,139,098

Pine Labs Private Ltd. Series B	6/30/21	2,327,392

Pine Labs Private Ltd. Series B2	6/30/21	1,882,570

Pine Labs Private Ltd. Series C	6/30/21	3,501,528

Pine Labs Private Ltd. Series C1	6/30/21	737,517

Pine Labs Private Ltd. Series D	6/30/21	788,972

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	723,008,581	7,463,935,389	8,000,050,317	10,117,791	14,130	(14,130)	186,893,653	0.5%
Fidelity Securities Lending Cash Central Fund 4.88%	429,041,537	2,621,276,756	2,724,339,886	2,878,171	-	-	325,978,407	1.0%
Total	1,152,050,118	10,085,212,145	10,724,390,203	12,995,962	14,130	(14,130)	512,872,060

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
JK Cement Ltd.	153,502,664	-	24,315,150	-	(955,592)	18,327,903	146,559,825
LOG Commercial Properties e Participacoes SA	24,979,870	1,289,315	5,346,790	728,098	(3,206,447)	(2,756,513)	-
Pick 'n Pay Stores Ltd.	119,922,945	287,922	35,437,696	825,160	(29,290,770)	(1,358,700)	-
Titan Cement International Trading SA	65,636,709	-	1,270,953	-	(984,987)	30,487,881	93,868,650
Zai Lab Ltd.	25,948,841	3,264,890	3,244,798	-	(6,809,334)	22,184,556	41,344,155
Zai Lab Ltd. ADR	1,098,404	-	1,681,573	-	(196,203)	779,372	-
Total	391,089,433	4,842,127	71,296,960	1,553,258	(41,443,333)	67,664,499	281,772,630

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,186,029,374	621,758,008	1,434,377,686	129,893,680
Consumer Discretionary	3,173,909,665	1,000,627,703	2,143,429,176	29,852,786
Consumer Staples	1,533,594,476	458,090,413	1,025,034,140	50,469,923
Energy	1,044,966,504	280,401,584	732,802,189	31,762,731
Financials	5,346,436,007	2,130,976,218	3,142,680,853	72,778,936
Health Care	847,373,689	151,602,812	688,943,532	6,827,345
Industrials	1,187,551,749	439,772,712	747,779,037	-
Information Technology	4,107,951,544	294,164,285	3,770,211,071	43,576,188
Materials	2,002,547,916	1,022,558,311	979,847,109	142,496
Real Estate	369,770,540	118,987,162	250,668,413	114,965
Utilities	678,346,639	176,602,129	501,744,510	-

Government Obligations	15,353,708	-	15,353,708	-

Money Market Funds	512,872,060	512,872,060	-	-
Total Investments in Securities:	23,006,703,871	7,208,413,397	15,432,871,424	365,419,050

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$221,119,750
Net Realized Gain (Loss) on Investment Securities	(1,574,410)
Net Unrealized Gain (Loss) on Investment Securities	146,281,710
Cost of Purchases	-
Proceeds of Sales	(408,000)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$365,419,050
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2023	$146,281,710

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity® Series Emerging Markets Opportunities Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $309,896,740) - See accompanying schedule:
Unaffiliated issuers (cost $20,230,284,999)	$22,212,059,181
Fidelity Central Funds (cost $512,867,710)	512,872,060
Other affiliated issuers (cost $190,707,956)	281,772,630

Total Investment in Securities (cost $20,933,860,665)		$23,006,703,871
Foreign currency held at value (cost $80,488,636)		75,689,952
Receivable for investments sold		53,401,846
Receivable for fund shares sold		49,835
Dividends receivable		54,662,361
Distributions receivable from Fidelity Central Funds		1,522,580
Receivable for daily variation margin on futures contracts		24,807
Receivable from investment adviser for expense reductions		278,437
Other receivables		3,053,349
Total assets		23,195,387,038
Liabilities
Payable to custodian bank	$2,707,550
Payable for investments purchased
Regular delivery	57,189,002
Delayed delivery	20,025,629
Payable for fund shares redeemed	34,705,616
Deferred taxes	84,019,941
Other payables and accrued expenses	2,146,939
Collateral on securities loaned	325,973,311
Total Liabilities		526,767,988
Net Assets		$22,668,619,050
Net Assets consist of:
Paid in capital		$22,626,492,647
Total accumulated earnings (loss)		42,126,403
Net Assets		$22,668,619,050
Net Asset Value , offering price and redemption price per share ($22,668,619,050 ÷ 1,375,885,800 shares)		$16.48

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends (including $1,553,258 earned from affiliated issuers)		$268,240,654
Non-Cash dividends		59,985,114
Interest		427,075
Income from Fidelity Central Funds (including $2,878,171 from security lending)		12,995,962
Income before foreign taxes withheld		$341,648,805
Less foreign taxes withheld		(31,875,815)
Total Income		309,772,990
Expenses
Custodian fees and expenses	$3,340,429
Independent trustees' fees and expenses	77,459
Interest	51,384
Total expenses before reductions	3,469,272
Expense reductions	(1,791,339)
Total expenses after reductions		1,677,933
Net Investment income (loss)		308,095,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $11,909,230)	(694,745,816)
Fidelity Central Funds	14,130
Other affiliated issuers	(41,443,333)
Foreign currency transactions	920,822
Futures contracts	19,646,729
Total net realized gain (loss)		(715,607,468)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $10,852,581)	4,524,248,310
Fidelity Central Funds	(14,130)
Other affiliated issuers	67,664,499
Assets and liabilities in foreign currencies	(1,165,604)
Futures contracts	4,775,049
Total change in net unrealized appreciation (depreciation)		4,595,508,124
Net gain (loss)		3,879,900,656
Net increase (decrease) in net assets resulting from operations		$4,187,995,713
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$308,095,057	$687,585,060
Net realized gain (loss)	(715,607,468)	(1,069,863,359)
Change in net unrealized appreciation (depreciation)	4,595,508,124	(10,801,411,227)
Net increase (decrease) in net assets resulting from operations	4,187,995,713	(11,183,689,526)
Distributions to shareholders	(559,062,771)	(3,331,305,613)
Share transactions
Proceeds from sales of shares	1,162,520,016	7,263,042,676
Reinvestment of distributions	559,062,771	3,331,305,613
Cost of shares redeemed	(5,012,173,230)	(2,937,614,184)
Net increase (decrease) in net assets resulting from share transactions	(3,290,590,443)	7,656,734,105
Total increase (decrease) in net assets	338,342,499	(6,858,261,034)

Net Assets
Beginning of period	22,330,276,551	29,188,537,585
End of period	$22,668,619,050	$22,330,276,551

Other Information
Shares
Sold	71,536,716	398,835,244
Issued in reinvestment of distributions	35,117,008	156,693,585
Redeemed	(307,111,888)	(161,208,420)
Net increase (decrease)	(200,458,164)	394,320,409

Financial Highlights
Fidelity® Series Emerging Markets Opportunities Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.17	$24.69	$21.49	$19.39	$17.66	$21.35
Income from Investment Operations
Net investment income (loss) A,B	.21	.48	.47	.35	.57 C	.45
Net realized and unrealized gain (loss)	2.47	(8.30)	3.48	2.26	2.71	(3.52)
Total from investment operations	2.68	(7.82)	3.95	2.61	3.28	(3.07)
Distributions from net investment income	(.37)	(.68)	(.33)	(.50)	(.41)	(.39)
Distributions from net realized gain	-	(2.01)	(.41)	(.02)	(1.14)	(.23)
Total distributions	(.37)	(2.70) D	(.75) D	(.51) D	(1.55)	(.62)
Net asset value, end of period	$16.48	$14.17	$24.69	$21.49	$19.39	$17.66
Total Return E,F	19.03%	(35.33)%	18.44%	13.66%	20.13%	(14.82)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.03% I	.03%	.03%	.04%	.04%	.05%
Expenses net of fee waivers, if any	.01% I	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% I	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.58% I	2.64%	1.82%	1.78%	3.12% C	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$22,668,619	$22,330,277	$29,188,538	$26,829,783	$18,675,048	$13,597,809
Portfolio turnover rate J	41% I	37%	69%	42% K	54%	64%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.29%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series International Growth Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	6.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	5.6
Nestle SA (Reg. S) (United States of America, Food Products)	4.9
Linde PLC (United States of America, Chemicals)	3.7
Keyence Corp. (Japan, Electronic Equipment, Instruments & Components)	3.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.1
Safran SA (France, Aerospace & Defense)	2.9
Atlas Copco AB (A Shares) (Sweden, Machinery)	2.8
Marsh & McLennan Companies, Inc. (United States of America, Insurance)	2.8
AIA Group Ltd. (Hong Kong, Insurance)	2.6
37.6

Market Sectors (% of Fund's net assets)

Industrials	26.6
Financials	17.5
Information Technology	15.5
Consumer Discretionary	13.6
Health Care	8.8
Materials	7.5
Consumer Staples	5.4
Communication Services	1.5
Energy	0.8
Real Estate	0.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series International Growth Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
Belgium - 0.4%
Azelis Group NV	2,117,369	50,162,271
Canada - 3.3%
CAE, Inc. (a)	3,768,300	84,803,090
Canadian Pacific Kansas City Ltd.	3,176,840	250,423,672
Franco-Nevada Corp.	778,228	118,085,480
TOTAL CANADA		453,312,242
Denmark - 3.8%
Novo Nordisk A/S Series B	2,553,200	424,736,308
Vestas Wind Systems A/S	3,815,300	105,571,621
TOTAL DENMARK		530,307,929
Finland - 0.6%
Kone OYJ (B Shares)	1,478,100	84,204,741
France - 15.1%
Adevinta ASA Class B (a)	4,185,302	32,203,543
Airbus Group NV (b)	2,463,100	344,919,283
Edenred SA	3,114,536	202,207,973
Lectra	1,054,888	34,290,242
Legrand SA	2,378,344	224,593,754
LVMH Moet Hennessy Louis Vuitton SE (b)	879,196	845,682,220
Safran SA	2,582,100	401,567,591
TOTAL FRANCE		2,085,464,606
Germany - 1.7%
Deutsche Borse AG	1,114,045	212,458,015
Vonovia SE (b)	1,327,462	28,790,680
TOTAL GERMANY		241,248,695
Hong Kong - 2.6%
AIA Group Ltd.	32,939,501	358,614,842
India - 1.8%
Housing Development Finance Corp. Ltd.	3,632,200	123,886,370
Kotak Mahindra Bank Ltd.	2,608,100	62,138,440
Reliance Industries Ltd.	1,075,000	31,958,129
Reliance Industries Ltd. GDR (c)	505,800	30,145,680
TOTAL INDIA		248,128,619
Ireland - 1.8%
CRH PLC sponsored ADR	5,058,440	245,334,340
Israel - 1.3%
NICE Ltd. sponsored ADR (a)(b)	859,554	175,357,612
Italy - 1.6%
Interpump Group SpA	1,713,520	95,312,686
Prada SpA	16,335,900	120,275,997
TOTAL ITALY		215,588,683
Japan - 11.2%
Azbil Corp.	4,869,705	136,189,894
FANUC Corp.	2,809,575	94,882,758
Hoya Corp.	1,932,100	202,590,426
Keyence Corp.	946,287	426,734,083
Lasertec Corp.	777,200	105,734,975
Misumi Group, Inc.	6,777,406	170,975,026
OSG Corp.	2,187,246	30,725,792
Recruit Holdings Co. Ltd.	7,681,405	215,491,119
SHO-BOND Holdings Co. Ltd.	2,070,100	88,467,693
USS Co. Ltd.	3,848,100	64,663,443
TOTAL JAPAN		1,536,455,209
Kenya - 0.2%
Safaricom Ltd.	269,131,800	32,652,020
Netherlands - 6.6%
Aalberts Industries NV	682,400	31,415,909
ASML Holding NV (Netherlands)	1,222,646	772,638,484
IMCD NV	695,554	104,387,896
TOTAL NETHERLANDS		908,442,289
Norway - 0.3%
Schibsted ASA (B Shares)	2,487,454	40,286,436
South Africa - 0.2%
Clicks Group Ltd.	1,833,522	26,796,434
Spain - 2.3%
Amadeus IT Holding SA Class A (a)	4,452,164	312,920,476
Sweden - 6.7%
ASSA ABLOY AB (B Shares) (b)	8,478,401	201,645,239
Atlas Copco AB (A Shares) (b)	27,121,944	391,686,038
Autoliv, Inc.	1,237,534	106,192,793
Epiroc AB (A Shares)	10,438,736	209,119,971
Lagercrantz Group AB (B Shares)	1,525,400	19,604,753
TOTAL SWEDEN		928,248,794
Switzerland - 1.0%
Schindler Holding AG:
(participation certificate)	205,741	45,735,567
(Reg.)	152,992	32,503,419
UBS Group AG	2,667,780	53,916,704
TOTAL SWITZERLAND		132,155,690
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	14,356,885	234,938,207
United Kingdom - 5.8%
BAE Systems PLC	10,644,900	135,615,855
Compass Group PLC	10,896,000	287,446,944
Dechra Pharmaceuticals PLC	707,900	33,184,069
InterContinental Hotel Group PLC ADR	1,872,230	129,708,094
Rightmove PLC	8,998,992	64,939,053
Spectris PLC	3,076,386	145,332,267
TOTAL UNITED KINGDOM		796,226,282
United States of America - 27.1%
Experian PLC	5,982,189	211,798,701
Lam Research Corp.	143,713	75,317,109
Linde PLC	1,396,701	516,011,184
Marsh & McLennan Companies, Inc.	2,114,531	381,017,341
MasterCard, Inc. Class A	628,731	238,936,642
Moody's Corp.	618,359	193,620,570
MSCI, Inc.	471,227	227,343,466
Nestle SA (Reg. S)	5,215,220	669,058,353
NOV, Inc.	3,128,100	52,395,675
Otis Worldwide Corp.	971,400	82,860,420
PriceSmart, Inc.	571,127	42,080,637
ResMed, Inc.	1,238,818	298,505,585
Roche Holding AG (participation certificate)	793,944	248,615,789
S&P Global, Inc.	507,880	184,147,130
Sherwin-Williams Co.	625,341	148,543,501
Visa, Inc. Class A	697,970	162,438,558
TOTAL UNITED STATES OF AMERICA		3,732,690,661
TOTAL COMMON STOCKS (Cost $8,290,016,536)		13,369,537,078

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $18,859,141)	172,113	34,250,487

Money Market Funds - 7.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	198,601,976	198,641,697
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	892,574,721	892,663,978
TOTAL MONEY MARKET FUNDS (Cost $1,091,305,675)		1,091,305,675

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $9,400,181,352)	14,495,093,240
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(730,005,855)
NET ASSETS - 100.0%	13,765,087,385

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,145,680 or 0.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,250,487 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	350,149,852	1,234,969,138	1,386,477,293	4,333,692	-	-	198,641,697	0.5%
Fidelity Securities Lending Cash Central Fund 4.88%	459,204,500	2,283,178,367	1,849,718,889	634,750	-	-	892,663,978	2.7%
Total	809,354,352	3,518,147,505	3,236,196,182	4,968,442	-	-	1,091,305,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	204,331,539	170,081,052	-	34,250,487
Consumer Discretionary	1,866,889,967	235,900,887	1,630,989,080	-
Consumer Staples	737,935,424	68,877,071	669,058,353	-
Energy	114,499,484	82,541,355	31,958,129	-
Financials	2,400,726,051	1,643,628,384	757,097,667	-
Health Care	1,207,632,177	331,689,654	875,942,523	-
Industrials	3,688,870,112	1,679,734,702	2,009,135,410	-
Information Technology	2,126,137,626	1,222,540,467	903,597,159	-
Materials	1,027,974,505	1,027,974,505	-	-
Real Estate	28,790,680	-	28,790,680	-

Money Market Funds	1,091,305,675	1,091,305,675	-	-
Total Investments in Securities:	14,495,093,240	7,554,273,752	6,906,569,001	34,250,487
Fidelity® Series International Growth Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $853,173,765) - See accompanying schedule:
Unaffiliated issuers (cost $8,308,875,677)	$13,403,787,565
Fidelity Central Funds (cost $1,091,305,675)	1,091,305,675

Total Investment in Securities (cost $9,400,181,352)		$14,495,093,240
Foreign currency held at value (cost $12,231,771)		12,174,576
Receivable for investments sold		24,547,554
Receivable for fund shares sold		71,200,509
Dividends receivable		31,829,545
Reclaims receivable		31,220,055
Interest receivable		10,973
Distributions receivable from Fidelity Central Funds		567,725
Other receivables		28,191
Total assets		14,666,672,368
Liabilities
Payable for fund shares redeemed	$4,985,790
Other payables and accrued expenses	3,935,215
Collateral on securities loaned	892,663,978
Total Liabilities		901,584,983
Net Assets		$13,765,087,385
Net Assets consist of:
Paid in capital		$8,715,595,221
Total accumulated earnings (loss)		5,049,492,164
Net Assets		$13,765,087,385
Net Asset Value , offering price and redemption price per share ($13,765,087,385 ÷ 856,993,498 shares)		$16.06

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$112,122,311
Foreign Tax Reclaims		6,509,287
Interest		11,508
Income from Fidelity Central Funds (including $634,750 from security lending)		4,968,442
Income before foreign taxes withheld		$123,611,548
Less foreign taxes withheld		(18,217,728)
Total Income		105,393,820
Expenses
Custodian fees and expenses	$571,954
Independent trustees' fees and expenses	42,005
Interest	20,320
Total expenses before reductions	634,279
Expense reductions	(445)
Total expenses after reductions		633,834
Net Investment income (loss)		104,759,986
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(171,498,828)
Redemptions in-kind	105,980,569
Foreign currency transactions	238,374
Total net realized gain (loss)		(65,279,885)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $894,469)	2,457,644,965
Assets and liabilities in foreign currencies	2,729,349
Total change in net unrealized appreciation (depreciation)		2,460,374,314
Net gain (loss)		2,395,094,429
Net increase (decrease) in net assets resulting from operations		$2,499,854,415
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,759,986	$182,935,807
Net realized gain (loss)	(65,279,885)	316,466,877
Change in net unrealized appreciation (depreciation)	2,460,374,314	(4,983,117,038)
Net increase (decrease) in net assets resulting from operations	2,499,854,415	(4,483,714,354)
Distributions to shareholders	(434,836,481)	(1,228,456,975)
Share transactions
Proceeds from sales of shares	969,017,193	3,357,019,808
Reinvestment of distributions	434,836,481	1,228,456,975
Cost of shares redeemed	(2,095,954,757)	(1,948,259,376)
Net increase (decrease) in net assets resulting from share transactions	(692,101,083)	2,637,217,407
Total increase (decrease) in net assets	1,372,916,851	(3,074,953,922)

Net Assets
Beginning of period	12,392,170,534	15,467,124,456
End of period	$13,765,087,385	$12,392,170,534

Other Information
Shares
Sold	63,555,986	205,948,049
Issued in reinvestment of distributions	29,420,601	65,032,132
Redeemed	(136,969,889)	(124,061,175)
Net increase (decrease)	(43,993,302)	146,919,006

Financial Highlights
Fidelity® Series International Growth Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.75	$20.51	$18.01	$17.07	$14.96	$16.22
Income from Investment Operations
Net investment income (loss) A,B	.12	.21	.20	.20	.37 C	.30
Net realized and unrealized gain (loss)	2.69	(5.38)	5.19	1.38	2.74	(1.05)
Total from investment operations	2.81	(5.17)	5.39	1.58	3.11	(.75)
Distributions from net investment income	(.20)	(.28)	(.24)	(.37)	(.28)	(.24)
Distributions from net realized gain	(.30)	(1.31)	(2.65)	(.27)	(.72)	(.27)
Total distributions	(.50)	(1.59)	(2.89)	(.64)	(1.00)	(.51)
Net asset value, end of period	$16.06	$13.75	$20.51	$18.01	$17.07	$14.96
Total Return D,E	20.78%	(27.31)%	33.10%	9.39%	22.58%	(4.82)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% H	.01%	.01%	.01%	.01%	-% I
Net investment income (loss)	1.58% H	1.32%	1.06%	1.18%	2.38% C	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$13,765,087	$12,392,171	$15,467,124	$11,557,995	$16,501,791	$14,113,600
Portfolio turnover rate J	11% H,K	22% K	24%	16% K	24%	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.92%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series International Small Cap Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Lagercrantz Group AB (B Shares) (Sweden, Electronic Equipment, Instruments & Components)	3.4
Spectris PLC (United Kingdom, Electronic Equipment, Instruments & Components)	3.4
AddTech AB (B Shares) (Sweden, Trading Companies & Distributors)	3.3
Aalberts Industries NV (Netherlands, Machinery)	2.7
Azbil Corp. (Japan, Electronic Equipment, Instruments & Components)	2.5
Interpump Group SpA (Italy, Machinery)	2.4
CTS Eventim AG (Germany, Entertainment)	2.2
SHO-BOND Holdings Co. Ltd. (Japan, Construction & Engineering)	1.5
Kongsberg Gruppen ASA (Norway, Aerospace & Defense)	1.5
OBIC Co. Ltd. (Japan, IT Services)	1.4
24.3

Market Sectors (% of Fund's net assets)

Industrials	31.1
Information Technology	17.9
Consumer Discretionary	10.6
Health Care	8.3
Communication Services	6.8
Financials	6.0
Consumer Staples	5.5
Materials	4.3
Real Estate	2.9
Energy	2.0
Utilities	0.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series International Small Cap Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
Australia - 1.1%
EBOS Group Ltd.	100,000	2,744,301
Imdex Ltd.	10,644,033	14,708,318
Steadfast Group Ltd.	6,116,015	24,111,829
TOTAL AUSTRALIA		41,564,448
Austria - 0.2%
Mayr-Melnhof Karton AG	24,700	3,935,568
Wienerberger AG	110,000	3,309,006
TOTAL AUSTRIA		7,244,574
Belgium - 1.7%
Azelis Group NV	823,072	19,499,275
Fagron NV	522,500	9,707,023
Galapagos NV (a)	85,000	3,297,941
KBC Ancora	677,579	32,597,617
TOTAL BELGIUM		65,101,856
Brazil - 0.2%
LOG Commercial Properties e Participacoes SA	1,200,000	3,943,221
Orizon Valorizacao de Residuos SA (a)	325,000	2,215,406
Pet Center Comercio e Participacoes SA	1,400,000	1,731,826
TOTAL BRAZIL		7,890,453
Canada - 3.2%
CAE, Inc. (a)	1,100,500	24,766,022
Cameco Corp.	135,000	3,711,150
Cogeco Communications, Inc. (b)	70,000	3,392,405
ECN Capital Corp.	982,650	2,291,895
Lumine Group, Inc.	364,900	4,915,249
McCoy Global, Inc. (a)	1,106,750	1,257,995
MTY Food Group, Inc.	93,600	4,063,588
North West Co., Inc.	130,000	3,813,116
Onex Corp. (sub. vtg.)	90,000	4,144,444
Osisko Gold Royalties Ltd.	874,700	14,216,256
Parkland Corp.	182,500	4,303,705
Pason Systems, Inc.	1,235,700	10,762,269
Real Matters, Inc. (a)(b)	950,000	3,562,018
Richelieu Hardware Ltd.	1,238,420	37,238,979
Total Energy Services, Inc.	323,400	1,911,971
TOTAL CANADA		124,351,062
China - 0.5%
Chlitina Holding Ltd.	2,142,000	15,277,988
Kindstar Globalgene Technology, Inc. (a)(c)	2,888,000	652,796
SITC International Holdings Co. Ltd.	850,000	1,572,230
TOTAL CHINA		17,503,014
Denmark - 0.5%
Spar Nord Bank A/S	1,292,340	20,957,898
Egypt - 0.3%
Energean PLC	275,000	4,278,605
Integrated Diagnostics Holdings PLC (c)	16,028,734	7,228,959
TOTAL EGYPT		11,507,564
Finland - 0.7%
Huhtamaki Oyj	115,489	4,153,679
Musti Group OYJ	908,878	18,818,047
Nanoform Finland PLC (a)	450,000	1,110,715
Olvi Oyj (A Shares)	74,900	2,442,956
TOTAL FINLAND		26,525,397
France - 3.9%
Altarea SCA	21,100	2,762,111
ARGAN SA	87,404	6,818,781
Elis SA	340,000	6,743,628
Exail Technologies SA (a)	114,000	2,379,178
Exclusive Networks SA	450,000	9,718,758
Laurent-Perrier Group SA	117,531	15,929,411
Lectra	1,059,745	34,448,124
LISI	861,095	24,385,203
Maisons du Monde SA (c)	270,700	2,848,615
Stef SA	65,000	7,534,792
Teleperformance	14,000	2,789,129
Thermador Groupe SA	33,900	3,511,315
Vallourec SA (a)	250,000	2,847,034
Vetoquinol SA	295,648	28,961,356
TOTAL FRANCE		151,677,435
Germany - 5.8%
CTS Eventim AG	1,306,770	85,819,820
DIC Asset AG (b)	163,800	1,243,585
DIC Asset AG rights (a)	163,800	135,368
Gerresheimer AG	61,000	6,634,209
Instone Real Estate Group BV (c)	400,000	3,195,510
Nexus AG	618,016	35,411,575
NORMA Group AG	98,900	2,345,205
Rheinmetall AG	138,100	40,401,769
Scout24 AG (c)	330,500	20,576,054
Stabilus Se	398,800	26,014,713
Talanx AG	75,200	3,775,233
TOTAL GERMANY		225,553,041
Greece - 0.1%
Mytilineos SA	187,700	5,439,540
Hong Kong - 0.2%
Cadeler A/S (a)	950,000	4,139,795
HKBN Ltd.	4,000,000	2,822,611
TOTAL HONG KONG		6,962,406
Hungary - 0.2%
Richter Gedeon PLC	352,100	8,496,952
India - 0.8%
Embassy Office Parks (REIT)	3,892,602	15,709,383
Indian Energy Exchange Ltd. (a)(c)	7,267,508	13,975,218
One97 Communications Ltd. (a)	350,000	2,809,464
TOTAL INDIA		32,494,065
Indonesia - 0.2%
PT Selamat Sempurna Tbk	54,385,260	5,767,030
Ireland - 1.6%
AerCap Holdings NV (a)	416,000	23,445,760
Cairn Homes PLC	11,532,634	13,131,236
Cairn Homes PLC	5,500,000	6,205,901
Greencore Group PLC (a)	2,750,000	2,963,574
Irish Residential Properties REIT PLC	10,632,916	12,091,335
Mincon Group PLC	4,037,729	4,315,698
TOTAL IRELAND		62,153,504
Israel - 1.0%
Ituran Location & Control Ltd.	968,735	20,149,688
Maytronics Ltd.	1,003,771	10,484,786
Tel Aviv Stock Exchange Ltd.	1,742,857	8,024,341
TOTAL ISRAEL		38,658,815
Italy - 2.9%
Banca Generali SpA	140,000	4,641,864
BFF Bank SpA (c)	525,000	5,044,498
Coca-Cola HBC AG	125,000	3,807,953
Intercos SpA	269,000	4,872,998
Interpump Group SpA	1,633,037	90,835,906
MARR SpA	131,400	2,056,013
TOTAL ITALY		111,259,232
Japan - 29.6%
ABC-MART, Inc.	68,300	3,881,404
Ai Holdings Corp.	416,292	7,287,996
Aoki Super Co. Ltd.	309,187	5,483,309
Arcland Sakamoto Co. Ltd.	193,700	2,193,851
Artnature, Inc.	1,214,900	6,987,995
As One Corp.	62,000	2,626,601
ASKUL Corp.	470,000	6,263,604
Aucnet, Inc.	757,060	8,855,371
Azbil Corp.	3,466,390	96,943,714
Bank of Kyoto Ltd.	61,153	3,008,877
BayCurrent Consulting, Inc.	119,000	4,136,441
Broadleaf Co. Ltd. (d)	6,232,673	19,661,922
Central Automotive Products Ltd.	183,879	3,909,442
CKD Corp.	267,000	4,067,103
Curves Holdings Co. Ltd. (d)	5,387,359	31,409,088
Daiichikosho Co. Ltd.	2,031,428	36,419,882
Daikokutenbussan Co. Ltd.	179,300	7,178,389
Dexerials Corp.	90,000	1,712,752
Digital Hearts Holdings Co. Ltd. (d)	1,330,250	14,412,187
Dip Corp.	163,500	4,033,886
Dowa Holdings Co. Ltd.	90,000	2,940,343
Elan Corp.	173,200	1,297,015
Fujitec Co. Ltd.	475,300	12,661,628
Funai Soken Holdings, Inc.	1,121,757	21,503,610
Goldcrest Co. Ltd.	1,711,100	22,936,813
i-mobile Co. Ltd.	220,000	2,112,187
Inaba Denki Sangyo Co. Ltd.	396,300	8,851,746
Invincible Investment Corp.	7,000	3,022,302
Iwatani Corp.	85,000	4,024,138
Iwatsuka Confectionary Co. Ltd.	105,800	3,751,949
JINS Holdings, Inc.	123,200	2,653,074
JTOWER, Inc. (a)	225,000	9,703,457
Justsystems Corp.	100,000	2,642,500
Kamigumi Co. Ltd.	445,800	9,770,091
Kansai Electric Power Co., Inc.	660,000	7,124,512
Katitas Co. Ltd.	118,700	2,318,080
Kobayashi Pharmaceutical Co. Ltd.	416,800	26,009,164
Kobe Bussan Co. Ltd.	82,300	2,301,800
Koshidaka Holdings Co. Ltd. (d)	4,497,659	38,076,995
Kusuri No Aoki Holdings Co. Ltd.	255,658	12,267,488
Kyoritsu Maintenance Co. Ltd.	107,700	4,347,432
Lasertec Corp.	194,360	26,441,907
M&A Capital Partners Co. Ltd. (a)	120,000	3,390,005
Maeda Kosen Co. Ltd.	167,300	4,003,167
Maruwa Ceramic Co. Ltd.	59,600	7,600,488
MCJ Co. Ltd.	680,000	4,703,170
Medikit Co. Ltd.	695,300	12,067,137
Meitec Corp.	201,000	3,396,491
Miroku Jyoho Service Co., Ltd. (b)	643,891	8,042,835
Misumi Group, Inc.	1,548,865	39,073,538
Mitsuboshi Belting Ltd.	292,952	8,392,989
Miura Co. Ltd.	147,900	3,939,652
Nagaileben Co. Ltd.	1,513,000	23,535,723
Net One Systems Co. Ltd.	409,400	9,652,986
Nihon Parkerizing Co. Ltd.	5,700,468	44,618,519
Nippon Concept Corp.	135,000	1,609,675
Nitto Kohki Co. Ltd.	270,000	3,992,207
NOF Corp.	232,800	10,636,972
NS Tool Co. Ltd. (d)	1,434,000	11,954,995
NSD Co. Ltd.	1,373,780	25,272,585
OBIC Co. Ltd.	359,600	55,405,447
OSG Corp.	2,120,875	29,793,431
PALTAC Corp.	135,000	5,179,532
Paramount Bed Holdings Co. Ltd.	616,612	10,934,255
Pilot Corp.	115,900	3,862,624
ProNexus, Inc.	1,319,577	9,693,400
Qol Holdings Co. Ltd.	240,000	2,200,217
Raccoon Holdings, Inc. (b)	220,000	1,181,967
Relo Group, Inc.	273,600	4,253,492
Renesas Electronics Corp. (a)	281,200	3,664,725
Roland Corp.	100,000	2,997,588
San-Ai Obbli Co. Ltd.	1,576,710	16,612,271
Sekisui Jushi Corp.	175,000	2,811,001
SHO-BOND Holdings Co. Ltd.	1,372,000	58,633,725
Shoei Co. Ltd.	1,705,000	31,629,615
SK Kaken Co. Ltd.	97,904	31,131,093
Software Service, Inc.	181,500	11,631,307
Sumco Corp.	471,400	6,491,959
SWCC Showa Holdings Co. Ltd.	293,500	3,812,125
Techno Medica Co. Ltd.	283,000	3,732,780
The Monogatari Corp.	735,288	15,455,546
TIS, Inc.	952,836	26,164,614
Tocalo Co. Ltd.	1,515,849	14,235,652
Toyo Suisan Kaisha Ltd.	105,000	4,687,930
Tsuruha Holdings, Inc.	133,635	8,752,523
USS Co. Ltd.	1,868,300	31,394,899
Vector, Inc.	200,000	1,891,340
YAKUODO Holdings Co. Ltd.	740,300	13,532,113
Yamato Holdings Co. Ltd.	215,000	3,693,181
Zuken, Inc.	98,600	2,503,392
TOTAL JAPAN		1,141,078,923
Kenya - 0.0%
Safaricom Ltd.	10,459,846	1,269,025
Korea (South) - 0.6%
BGF Retail Co. Ltd.	110,318	15,396,945
Hansol Chemical Co. Ltd.	18,660	3,111,515
Soulbrain Co. Ltd.	20,000	3,292,229
TOTAL KOREA (SOUTH)		21,800,689
Luxembourg - 0.1%
Novem Group SA	255,000	2,764,887
Mexico - 0.1%
Bolsa Mexicana de Valores S.A.B. de CV	1,173,400	2,594,213
Netherlands - 4.9%
Aalberts Industries NV	2,235,235	102,904,367
BE Semiconductor Industries NV (b)	284,000	25,454,507
IMCD NV	310,129	46,543,782
TKH Group NV (bearer) (depositary receipt)	87,800	4,239,446
Van Lanschot Kempen NV (Bearer)	305,761	9,282,092
TOTAL NETHERLANDS		188,424,194
Norway - 2.6%
Europris ASA (c)	1,314,800	9,407,247
Kongsberg Gruppen ASA	1,266,008	56,760,419
Medistim ASA	433,545	10,699,240
Selvaag Bolig ASA	840,200	2,869,770
Sparebanken Midt-Norge	721,800	9,333,168
TGS ASA	310,000	4,851,999
Volue A/S (a)	3,597,000	6,075,415
TOTAL NORWAY		99,997,258
Philippines - 0.0%
Robinsons Land Corp.	5,000,000	1,302,282
Singapore - 0.1%
Boustead Singapore Ltd.	9,000,000	5,433,905
South Africa - 0.4%
Clicks Group Ltd.	926,731	13,543,926
Spain - 0.9%
Cie Automotive SA	248,200	7,471,790
Compania de Distribucion Integral Logista Holdings SA	457,000	12,417,994
Fluidra SA	759,020	12,988,735
Grupo Catalana Occidente SA	40,000	1,291,427
TOTAL SPAIN		34,169,946
Sweden - 11.3%
AAK AB	246,700	4,965,249
Addlife AB	1,775,624	20,985,332
AddTech AB (B Shares)	6,461,065	129,157,666
Alligo AB (B Shares)	650,000	7,251,062
Arjo AB	370,000	1,636,579
Autoliv, Inc. (b)	433,900	37,232,959
Bergman & Beving AB (B Shares)	725,105	10,181,825
Betsson AB (B Shares)	590,000	6,368,862
BHG Group AB (a)(b)	1,203,200	1,365,693
Dometic Group AB (b)(c)	391,200	2,795,417
Hemnet Group AB (b)	2,020,100	33,093,627
HEXPOL AB (B Shares)	375,500	4,419,564
INVISIO AB	1,223,434	25,112,784
JM AB (B Shares)	125,000	2,002,672
John Mattson Fastighetsforetag (a)	1,057,353	7,299,876
Lagercrantz Group AB (B Shares)	10,360,623	133,156,844
MIPS AB	36,600	1,972,215
Teqnion AB	431,829	7,520,652
TOTAL SWEDEN		436,518,878
Switzerland - 1.5%
Kardex AG	14,990	3,395,956
Tecan Group AG	111,285	48,281,393
VZ Holding AG	81,662	7,582,867
TOTAL SWITZERLAND		59,260,216
Taiwan - 0.5%
Addcn Technology Co. Ltd.	2,058,764	13,610,459
International Games Systems Co. Ltd.	248,000	4,328,155
TOTAL TAIWAN		17,938,614
United Kingdom - 14.7%
Allfunds Group PLC	350,000	2,312,062
Alliance Pharma PLC	2,244,435	1,796,782
B&M European Value Retail SA	1,921,031	11,581,185
Baltic Classifieds Group PLC	3,487,200	7,117,243
Beazley PLC	850,000	6,361,354
Bodycote PLC	5,348,808	46,416,200
Clarkson PLC	778,734	30,338,893
Close Brothers Group PLC	1,429	16,307
DCC PLC (United Kingdom)	94,000	5,840,570
Dechra Pharmaceuticals PLC	780,413	36,583,245
Deliveroo PLC Class A (a)(c)	2,000,000	2,749,769
Direct Line Insurance Group PLC	2,250,000	4,853,726
Domino's Pizza UK & IRL PLC	1,209,100	4,470,476
Dowlais Group PLC	2,500,000	4,166,126
DP Poland PLC (a)	32,210,430	3,825,403
Dr. Martens Ltd.	1,150,000	2,400,581
Endava PLC ADR (a)	53,000	3,051,210
Games Workshop Group PLC	26,000	3,241,410
Genuit Group PLC	900,000	3,398,880
Grainger Trust PLC	2,156,700	7,009,179
H&T Group PLC	580,000	3,331,142
Harbour Energy PLC	875,800	2,721,936
Hill & Smith Holdings PLC	385,514	6,666,647
Howden Joinery Group PLC	3,987,682	34,308,862
InterContinental Hotel Group PLC ADR	205,000	14,202,400
J.D. Wetherspoon PLC (a)	633,500	5,676,558
Jet2 PLC	130,000	2,003,008
John Wood Group PLC (a)	1,550,000	4,390,707
Lancashire Holdings Ltd.	1,561,924	12,023,056
Londonmetric Properity PLC	1,000,000	2,420,501
LSL Property Services PLC	694,900	2,366,685
Mears Group PLC	1,234,708	3,437,058
Mitie Group PLC	2,200,000	2,543,662
On The Beach Group PLC (a)(c)	2,387,000	3,959,818
Petershill Partners PLC (c)	1,600,000	3,354,014
Pets At Home Group PLC	2,101,500	10,183,928
Rightmove PLC	5,469,570	39,469,831
S4 Capital PLC (a)	2,136,800	3,926,089
Sabre Insurance Group PLC (c)	5,661,270	8,993,109
Softcat PLC	280,945	4,720,648
Spectris PLC	2,802,228	132,380,705
Spirax-Sarco Engineering PLC	387,897	54,062,592
Synthomer PLC	5,181,700	7,788,473
Tate & Lyle PLC	929,800	9,523,488
Ten Entertainment Group PLC	887,600	3,000,672
Vistry Group PLC	300,000	2,950,221
TOTAL UNITED KINGDOM		567,936,411
United States of America - 3.2%
Morningstar, Inc.	231,100	41,207,441
NOV, Inc.	1,056,900	17,703,075
PriceSmart, Inc.	310,551	22,881,398
Ramaco Resources, Inc. (b)	220,000	1,788,600
ResMed, Inc.	166,300	40,071,648
TOTAL UNITED STATES OF AMERICA		123,652,162
TOTAL COMMON STOCKS (Cost $2,808,419,559)		3,688,793,815

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	149,509,468	149,539,370
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	21,759,748	21,761,924
TOTAL MONEY MARKET FUNDS (Cost $171,300,334)		171,301,294

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,979,719,893)	3,860,095,109
NET OTHER ASSETS (LIABILITIES) - 0.0%	754,489
NET ASSETS - 100.0%	3,860,849,598

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,781,024 or 2.2% of net assets.

(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	121,291,715	533,255,039	505,007,384	2,764,022	-	-	149,539,370	0.4%
Fidelity Securities Lending Cash Central Fund 4.88%	18,451,075	105,756,678	102,445,829	53,777	-	-	21,761,924	0.1%
Total	139,742,790	639,011,717	607,453,213	2,817,799	-	-	171,301,294

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Broadleaf Co. Ltd.	21,927,817	815,563	-	40,486	-	(3,081,458)	19,661,922
Curves Holdings Co. Ltd.	29,217,035	2,258,897	-	169,668	-	(66,844)	31,409,088
Digital Hearts Holdings Co. Ltd.	18,366,423	-	69,148	94,778	(17,568)	(3,867,520)	14,412,187
Goldcrest Co. Ltd.	20,638,219	1,026,768	1,611,736	497,326	(1,404,296)	4,287,858	-
Koshidaka Holdings Co. Ltd.	26,779,211	9,714,010	2,853,047	133,716	95,100	4,341,721	38,076,995
NS Tool Co. Ltd.	10,526,821	630,552	-	121,631	-	797,622	11,954,995
Total	127,455,526	14,445,790	4,533,931	1,057,605	(1,326,764)	2,411,379	115,515,187

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	265,552,185	194,664,094	70,888,091	-
Consumer Discretionary	396,270,726	201,074,288	195,196,438	-
Consumer Staples	210,627,892	86,800,082	123,827,810	-
Energy	79,376,855	58,740,446	20,636,409	-
Financials	241,309,161	194,013,768	47,295,393	-
Health Care	330,124,864	257,605,008	72,519,856	-
Industrials	1,199,751,052	928,825,726	270,925,326	-
Information Technology	692,676,327	374,071,148	318,605,179	-
Materials	160,719,949	46,277,793	114,442,156	-
Real Estate	105,260,292	55,582,572	49,677,720	-
Utilities	7,124,512	-	7,124,512	-

Money Market Funds	171,301,294	171,301,294	-	-
Total Investments in Securities:	3,860,095,109	2,568,956,219	1,291,138,890	-
Fidelity® Series International Small Cap Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,568,857) - See accompanying schedule:
Unaffiliated issuers (cost $2,695,569,756)	$3,573,278,628
Fidelity Central Funds (cost $171,300,334)	171,301,294
Other affiliated issuers (cost $112,849,803)	115,515,187

Total Investment in Securities (cost $2,979,719,893)		$3,860,095,109
Cash		359,579
Foreign currency held at value (cost $341,013)		339,995
Receivable for investments sold		8,407,584
Receivable for fund shares sold		9,346,598
Dividends receivable		15,408,188
Reclaims receivable		4,302,417
Distributions receivable from Fidelity Central Funds		621,243
Other receivables		8,815
Total assets		3,898,889,528
Liabilities
Payable for investments purchased
Regular delivery	$7,425,436
Delayed delivery	135,368
Payable for fund shares redeemed	7,580,155
Other payables and accrued expenses	1,137,047
Collateral on securities loaned	21,761,924
Total Liabilities		38,039,930
Net Assets		$3,860,849,598
Net Assets consist of:
Paid in capital		$2,952,485,307
Total accumulated earnings (loss)		908,364,291
Net Assets		$3,860,849,598
Net Asset Value , offering price and redemption price per share ($3,860,849,598 ÷ 237,308,429 shares)		$16.27

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends (including $1,057,605 earned from affiliated issuers)		$31,092,354
Income from Fidelity Central Funds (including $53,777 from security lending)		2,817,799
Income before foreign taxes withheld		$33,910,153
Less foreign taxes withheld		(5,441,102)
Total Income		28,469,051
Expenses
Custodian fees and expenses	$150,095
Independent trustees' fees and expenses	11,515
Total Expenses		161,610
Net Investment income (loss)		28,307,441
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	24,369,342
Affiliated issuers	(1,326,764)
Foreign currency transactions	401,762
Total net realized gain (loss)		23,444,340
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $375,061)	571,503,787
Affiliated issuers	2,411,379
Assets and liabilities in foreign currencies	525,072
Total change in net unrealized appreciation (depreciation)		574,440,238
Net gain (loss)		597,884,578
Net increase (decrease) in net assets resulting from operations		$626,192,019
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,307,441	$78,778,239
Net realized gain (loss)	23,444,340	170,598,372
Change in net unrealized appreciation (depreciation)	574,440,238	(1,772,210,175)
Net increase (decrease) in net assets resulting from operations	626,192,019	(1,522,833,564)
Distributions to shareholders	(211,666,578)	(562,935,286)
Share transactions
Proceeds from sales of shares	234,574,964	318,375,461
Reinvestment of distributions	211,666,578	562,935,286
Cost of shares redeemed	(246,175,710)	(397,219,829)
Net increase (decrease) in net assets resulting from share transactions	200,065,832	484,090,918
Total increase (decrease) in net assets	614,591,273	(1,601,677,932)

Net Assets
Beginning of period	3,246,258,325	4,847,936,257
End of period	$3,860,849,598	$3,246,258,325

Other Information
Shares
Sold	14,923,236	18,537,989
Issued in reinvestment of distributions	14,026,944	27,025,218
Redeemed	(15,787,882)	(22,410,759)
Net increase (decrease)	13,162,298	23,152,448

Financial Highlights
Fidelity® Series International Small Cap Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.48	$24.12	$17.55	$16.71	$16.43	$18.17
Income from Investment Operations
Net investment income (loss) A,B	.12	.35	.29	.22	.36	.38
Net realized and unrealized gain (loss)	2.62	(7.16)	6.45	1.36	1.47	(.99)
Total from investment operations	2.74	(6.81)	6.74	1.58	1.83	(.61)
Distributions from net investment income	(.21)	(.47)	(.17)	(.36)	(.37)	(.29)
Distributions from net realized gain	(.73)	(2.35)	-	(.38)	(1.18)	(.85)
Total distributions	(.95) C	(2.83) C	(.17)	(.74)	(1.55)	(1.13) C
Net asset value, end of period	$16.27	$14.48	$24.12	$17.55	$16.71	$16.43
Total Return D,E	19.41%	(31.82)%	38.60%	9.60%	12.77%	(3.72)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.55% H	2.03%	1.34%	1.36%	2.28%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$3,860,850	$3,246,258	$4,847,936	$3,653,041	$3,498,064	$3,225,502
Portfolio turnover rate I	28% H	25%	32%	24% J	23%	14%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Series International Value Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Shell PLC ADR (Netherlands, Oil, Gas & Consumable Fuels)	4.0
BHP Group Ltd. (Australia, Metals & Mining)	3.6
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	3.6
Toyota Motor Corp. (Japan, Automobiles)	2.5
Siemens AG (Germany, Industrial Conglomerates)	2.4
Sanofi SA (United States of America, Pharmaceuticals)	2.1
Hitachi Ltd. (Japan, Industrial Conglomerates)	2.1
BAE Systems PLC (United Kingdom, Aerospace & Defense)	2.0
UBS Group AG (Switzerland, Capital Markets)	2.0
AXA SA (France, Insurance)	2.0
26.3

Market Sectors (% of Fund's net assets)

Financials	32.6
Industrials	15.7
Materials	13.7
Energy	11.9
Consumer Discretionary	8.0
Health Care	5.2
Information Technology	5.1
Communication Services	1.9
Utilities	1.5
Real Estate	0.9
Consumer Staples	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Series International Value Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
Australia - 8.5%
BHP Group Ltd.	16,782,287	498,056,315
Flutter Entertainment PLC (a)	211,500	42,302,488
Glencore PLC	43,478,127	256,635,441
Macquarie Group Ltd.	1,451,038	177,014,777
National Australia Bank Ltd.	3,598,957	69,284,097
Woodside Energy Group Ltd.	5,529,722	125,471,226
TOTAL AUSTRALIA		1,168,764,344
Belgium - 1.5%
KBC Group NV	1,928,487	137,657,488
UCB SA	654,100	60,845,950
TOTAL BELGIUM		198,503,438
Canada - 0.5%
Nutrien Ltd.	1,041,700	72,265,847
Denmark - 0.7%
DSV A/S	480,300	90,209,350
Finland - 1.2%
Sampo Oyj (A Shares)	3,183,787	161,237,556
France - 12.6%
Air Liquide SA	990,099	178,109,139
Airbus Group NV (b)	540,387	75,672,890
ALTEN	461,608	78,331,462
AXA SA	8,205,179	267,818,445
BNP Paribas SA	3,633,770	234,790,196
Capgemini SA	562,248	102,162,323
Euroapi SASU	146,370	1,757,201
Teleperformance	258,331	51,465,611
TotalEnergies SE (b)	7,715,792	493,038,670
VINCI SA (b)	1,092,829	135,109,924
Vivendi SA (b)	9,101,855	99,831,991
TOTAL FRANCE		1,718,087,852
Germany - 11.0%
Bayer AG	2,493,482	164,560,511
Covestro AG (b)(c)	1,701,300	74,636,785
Deutsche Post AG	3,061,607	147,262,064
Hannover Reuck SE	800,863	170,846,374
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	450,117	168,882,525
Rheinmetall AG	714,641	209,071,404
RWE AG	3,845,300	180,290,140
Siemens AG	2,027,407	334,182,036
Vonovia SE (b)	2,449,641	53,129,077
TOTAL GERMANY		1,502,860,916
Hong Kong - 2.1%
AIA Group Ltd.	10,428,247	113,533,115
Prudential PLC	11,254,800	172,210,149
TOTAL HONG KONG		285,743,264
India - 0.6%
Reliance Industries Ltd. GDR (c)	1,486,500	88,595,400
Indonesia - 0.6%
PT Bank Rakyat Indonesia (Persero) Tbk	232,294,937	80,949,964
Ireland - 2.9%
Bank of Ireland Group PLC	11,508,200	118,819,898
CRH PLC	3,755,008	181,194,064
Ryanair Holdings PLC sponsored ADR (a)	1,035,700	99,002,563
TOTAL IRELAND		399,016,525
Italy - 2.4%
Enel SpA	3,707,650	25,331,092
Eni SpA	12,248,200	185,038,599
Mediobanca SpA	10,576,055	113,391,036
TOTAL ITALY		323,760,727
Japan - 22.0%
Daiichi Sankyo Kabushiki Kaisha	390,200	13,389,563
DENSO Corp.	2,750,596	166,035,903
Fast Retailing Co. Ltd.	474,900	112,457,097
FUJIFILM Holdings Corp.	1,862,549	97,076,003
Fujitsu Ltd.	713,300	95,066,707
Hitachi Ltd.	5,218,600	288,664,960
Hoya Corp.	575,509	60,345,020
Ibiden Co. Ltd.	1,275,444	50,183,919
INPEX Corp.	5,952,200	65,135,241
Itochu Corp.	5,344,553	177,304,797
Minebea Mitsumi, Inc.	4,650,051	86,112,617
Mitsubishi Estate Co. Ltd.	5,263,433	64,868,146
Mitsubishi UFJ Financial Group, Inc.	35,092,224	219,660,997
NOF Corp.	318,100	14,534,453
ORIX Corp.	8,438,433	143,559,038
Renesas Electronics Corp. (a)	9,089,000	118,451,929
Shin-Etsu Chemical Co. Ltd.	6,451,690	184,104,276
SoftBank Group Corp.	2,004,537	75,174,990
Sony Group Corp.	1,139,145	103,062,717
Sumitomo Mitsui Financial Group, Inc.	4,787,563	195,685,117
Suzuki Motor Corp.	3,467,182	120,895,356
TIS, Inc.	1,932,556	53,067,455
Tokio Marine Holdings, Inc.	8,185,145	164,578,987
Toyota Motor Corp.	24,569,520	337,340,396
TOTAL JAPAN		3,006,755,684
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	2,022,715	99,565,289
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	3,328,845	94,305,676
Netherlands - 4.3%
Shell PLC ADR	8,883,648	550,608,507
Universal Music Group NV	1,890,387	41,264,575
TOTAL NETHERLANDS		591,873,082
Singapore - 1.3%
United Overseas Bank Ltd. (b)	8,052,389	171,016,311
South Africa - 1.1%
Anglo American PLC (United Kingdom)	4,718,076	145,383,643
Thungela Resources Ltd. (b)	748,374	6,950,436
TOTAL SOUTH AFRICA		152,334,079
Spain - 2.3%
Banco Santander SA (Spain) (b)	67,611,844	237,399,000
Cellnex Telecom SA (c)	1,315,638	55,393,607
Unicaja Banco SA (b)(c)	27,183,131	27,541,868
TOTAL SPAIN		320,334,475
Sweden - 2.1%
Alleima AB	595,300	3,052,240
Investor AB (B Shares)	9,443,760	202,411,343
Sandvik AB (b)	3,803,700	77,334,723
TOTAL SWEDEN		282,798,306
Switzerland - 4.5%
Swiss Life Holding AG (b)	162,130	106,436,073
UBS Group AG (b)	13,450,991	272,382,568
Zurich Insurance Group Ltd.	491,640	237,500,869
TOTAL SWITZERLAND		616,319,510
United Kingdom - 8.7%
AstraZeneca PLC (United Kingdom)	837,499	123,248,853
BAE Systems PLC	21,729,391	276,832,092
Barratt Developments PLC	15,580,300	97,902,710
Beazley PLC	9,303,117	69,624,028
BP PLC	17,450,198	117,073,296
Imperial Brands PLC	3,240,767	80,222,268
Lloyds Banking Group PLC	227,255,116	138,062,440
NatWest Group PLC	25,046,000	82,504,009
Rolls-Royce Holdings PLC (a)	10,909,700	20,899,379
Standard Chartered PLC (United Kingdom)	24,026,922	189,750,623
TOTAL UNITED KINGDOM		1,196,119,698
United States of America - 4.0%
Ferguson PLC	565,455	79,555,652
Linde PLC	481,874	178,028,349
Sanofi SA	2,706,506	291,675,429
TOTAL UNITED STATES OF AMERICA		549,259,430
TOTAL COMMON STOCKS (Cost $10,322,191,622)		13,170,676,723

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Germany - 0.8%
Porsche Automobil Holding SE (Germany) (Cost $126,732,977)	1,951,077	108,669,573

Money Market Funds - 8.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d)	240,315,815	240,363,878
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e)	875,920,140	876,007,732
TOTAL MONEY MARKET FUNDS (Cost $1,116,371,610)		1,116,371,610

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $11,565,296,209)	14,395,717,906
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(726,875,328)
NET ASSETS - 100.0%	13,668,842,578

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $246,167,660 or 1.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	391,984,399	1,838,209,444	1,989,829,965	6,448,452	-	-	240,363,878	0.6%
Fidelity Securities Lending Cash Central Fund 4.88%	513,502,912	2,484,295,849	2,121,791,029	2,479,280	-	-	876,007,732	2.7%
Total	905,487,311	4,322,505,293	4,111,620,994	8,927,732	-	-	1,116,371,610

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	271,665,163	141,096,566	130,568,597	-
Consumer Discretionary	1,088,666,240	140,205,198	948,461,042	-
Consumer Staples	80,222,268	-	80,222,268	-
Energy	1,631,911,375	646,154,343	985,757,032	-
Financials	4,444,548,891	2,213,881,249	2,230,667,642	-
Health Care	715,822,527	62,603,151	653,219,376	-
Industrials	2,148,680,062	741,749,227	1,406,930,835	-
Information Technology	693,905,087	180,493,785	513,411,302	-
Materials	1,880,306,228	347,652,112	1,532,654,116	-
Real Estate	117,997,223	-	117,997,223	-
Utilities	205,621,232	180,290,140	25,331,092	-

Money Market Funds	1,116,371,610	1,116,371,610	-	-
Total Investments in Securities:	14,395,717,906	5,770,497,381	8,625,220,525	-
Fidelity® Series International Value Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $816,198,366) - See accompanying schedule:
Unaffiliated issuers (cost $10,448,924,599)	$13,279,346,296
Fidelity Central Funds (cost $1,116,371,610)	1,116,371,610

Total Investment in Securities (cost $11,565,296,209)		$14,395,717,906
Foreign currency held at value (cost $1,904,406)		1,905,007
Receivable for investments sold		103,769,594
Receivable for fund shares sold		3,908,489
Dividends receivable		75,733,338
Reclaims receivable		37,329,724
Interest receivable		134
Distributions receivable from Fidelity Central Funds		2,340,522
Total assets		14,620,704,714
Liabilities
Payable for investments purchased	$25,661,099
Payable for fund shares redeemed	50,011,096
Other payables and accrued expenses	182,209
Collateral on securities loaned	876,007,732
Total Liabilities		951,862,136
Net Assets		$13,668,842,578
Net Assets consist of:
Paid in capital		$11,829,645,534
Total accumulated earnings (loss)		1,839,197,044
Net Assets		$13,668,842,578
Net Asset Value , offering price and redemption price per share ($13,668,842,578 ÷ 1,259,440,258 shares)		$10.85

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$216,245,007
Interest		10,820
Income from Fidelity Central Funds (including $2,479,280 from security lending)		8,927,732
Income before foreign taxes withheld		$225,183,559
Less foreign taxes withheld		(19,353,852)
Total Income		205,829,707
Expenses
Custodian fees and expenses	$379,569
Independent trustees' fees and expenses	42,005
Interest	42,483
Total expenses before reductions	464,057
Expense reductions	(10)
Total expenses after reductions		464,047
Net Investment income (loss)		205,365,660
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,899,214
Redemptions in-kind	65,332,292
Foreign currency transactions	1,293,562
Total net realized gain (loss)		86,525,068
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,251,769,975
Assets and liabilities in foreign currencies	4,222,780
Total change in net unrealized appreciation (depreciation)		2,255,992,755
Net gain (loss)		2,342,517,823
Net increase (decrease) in net assets resulting from operations		$2,547,883,483
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$205,365,660	$571,708,614
Net realized gain (loss)	86,525,068	(148,251,550)
Change in net unrealized appreciation (depreciation)	2,255,992,755	(2,774,795,334)
Net increase (decrease) in net assets resulting from operations	2,547,883,483	(2,351,338,270)
Distributions to shareholders	(425,784,758)	(770,910,384)
Share transactions
Proceeds from sales of shares	1,023,228,674	2,577,499,861
Reinvestment of distributions	425,784,758	770,910,384
Cost of shares redeemed	(2,270,247,837)	(3,188,665,043)
Net increase (decrease) in net assets resulting from share transactions	(821,234,405)	159,745,202
Total increase (decrease) in net assets	1,300,864,320	(2,962,503,452)

Net Assets
Beginning of period	12,367,978,258	15,330,481,710
End of period	$13,668,842,578	$12,367,978,258

Other Information
Shares
Sold	98,026,247	248,540,462
Issued in reinvestment of distributions	42,493,489	70,596,189
Redeemed	(220,287,615)	(298,779,921)
Net increase (decrease)	(79,767,879)	20,356,730

Financial Highlights
Fidelity® Series International Value Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.24	$11.62	$8.25	$9.82	$9.68	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.16	.42	.43 C	.26	.39	.38
Net realized and unrealized gain (loss)	1.78	(2.24)	3.23	(1.43)	.10	(1.23)
Total from investment operations	1.94	(1.82)	3.66	(1.17)	.49	(.85)
Distributions from net investment income	(.33)	(.56)	(.29)	(.36)	(.35)	(.31)
Distributions from net realized gain	-	-	-	(.04)	-	(.03)
Total distributions	(.33)	(.56)	(.29)	(.40)	(.35)	(.34)
Net asset value, end of period	$10.85	$9.24	$11.62	$8.25	$9.82	$9.68
Total Return D,E	21.34%	(16.40)%	44.95%	(12.55)%	5.48%	(8.11)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% H	.01%	.01%	.01%	.01%	-% I
Net investment income (loss)	3.11% H	4.09%	3.97% C	2.92%	4.23%	3.60%
Supplemental Data
Net assets, end of period (000 omitted)	$13,668,843	$12,367,978	$15,330,482	$11,605,710	$15,992,396	$14,030,676
Portfolio turnover rate J	35% H,K	31% K	34%	36% K	41%	43%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.00%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund,   Fidelity Series International Growth Fund,   Fidelity Series International Small Cap Fund and   Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.   Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$365,419,050	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.1 - 20.0/7.7	Increase
		Market approach	Transaction price	$9.50 $55.00/$19.69	Increase
			Discount rate	20.0% - 50.0%/21.3%	Decrease
		Book value	Book value multiple	1.4	Increase
		Indicative market price	Discount rate	20.0%	Decrease
			Bid price	$11.20	Increase
		Black scholes	Discount rate	4.2%	Increase
			Volatility	95.0%	Increase
			Term	2.0	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity Series Emerging Markets Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund and Fidelity Series International Small Cap Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes or Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series Emerging Markets Fund	$3,426,744,496	$420,347,892	$(274,751,820)	$145,596,072
Fidelity Series Emerging Markets Opportunities Fund	21,407,947,165	5,288,943,927	(3,690,187,221)	1,598,756,706
Fidelity Series International Growth Fund	9,443,327,748	5,389,048,965	(337,283,473)	5,051,765,492
Fidelity Series International Small Cap Fund	2,994,311,987	1,161,165,605	(295,382,483)	865,783,122
Fidelity Series International Value Fund	11,759,837,055	2,993,686,699	(357,805,848)	2,635,880,851

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Series Emerging Markets Fund	$ (259,568,802)	$(37,857,752)	$ (297,426,554)
Fidelity Series Emerging Markets Opportunities Fund	(834,830,045)	-	(834,830,045)

Fidelity Series International Value Fund	(1,007,762,687)	-	(1,007,762,687)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	1,940,052,033	1,392,476,870
Fidelity Series Emerging Markets Opportunities Fund	4,711,780,877	7,226,091,491
Fidelity Series International Growth Fund	733,651,282	1,491,122,007
Fidelity Series International Small Cap Fund	495,925,545	493,430,244
Fidelity Series International Value Fund	2,250,478,692	3,028,041,113

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series International Growth Fund	14,310,643	105,980,569	214,546,284
Fidelity Series International Value Fund	20,829,707	65,332,292	212,630,931

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Series Emerging Markets Fund	$742
Fidelity Series Emerging Markets Opportunities Fund	36,393
Fidelity Series International Growth Fund	1,952
Fidelity Series International Small Cap Fund	572
Fidelity Series International Value Fund	3,184

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Emerging Markets Opportunities Fund	Borrower	$ 405,211,000	4.57%	$51,384
Fidelity Series International Growth Fund	Borrower	$86,931,000	4.21%	$20,320
Fidelity Series International Value Fund	Borrower	$ 60,929,833	4.18%	$42,483

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Emerging Markets Fund	13,771,431	18,425,558	(4,622,653)
Fidelity Series Emerging Markets Opportunities Fund	34,891,551	140,922,684	11,938,259
Fidelity Series International Growth Fund	19,076,727	47,661,249	(19,547,106)
Fidelity Series International Small Cap Fund	18,676,170	15,288,139	748,566
Fidelity Series International Value Fund	74,470,645	65,739,885	8,812,417

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series International Growth Fund	3,489,700	20,221,102	47,323,914
Fidelity Series International Value Fund	5,171,078	9,807,643	46,949,274

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Emerging Markets Fund	$19,488	$-	$-
Fidelity Series Emerging Markets Opportunities Fund	$311,671	$-	$-
Fidelity Series International Growth Fund	$70,635	$-	$-
Fidelity Series International Small Cap Fund	$5,550	$1	$-
Fidelity Series International Value Fund	$274,463	$2,429	$-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Series Emerging Markets Fund	.013%	$ 216,645
Fidelity Series Emerging Markets Opportunities Fund	.013%	$ 1,789,394

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series Emerging Markets Fund	$ 828
Fidelity Series Emerging Markets Opportunities Fund	1,945
Fidelity Series International Growth Fund	445
Fidelity Series International Value Fund	10

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Series Emerging Markets Fund	.01%
Actual		$ 1,000	$ 1,189.20	$ .05
Hypothetical- B		$ 1,000	$ 1,024.74	$ .05

Fidelity® Series Emerging Markets Opportunities Fund	.01%
Actual		$ 1,000	$ 1,190.30	$ .05
Hypothetical- B		$ 1,000	$ 1,024.74	$ .05

Fidelity® Series International Growth Fund	.01%
Actual		$ 1,000	$ 1,207.80	$ .05
Hypothetical- B		$ 1,000	$ 1,024.74	$ .05

Fidelity® Series International Small Cap Fund	.01%
Actual		$ 1,000	$ 1,194.10	$ .05
Hypothetical- B		$ 1,000	$ 1,024.74	$ .05

Fidelity® Series International Value Fund	.01%
Actual		$ 1,000	$ 1,213.40	$ .05
Hypothetical- B		$ 1,000	$ 1,024.74	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.907946.113
GSV-S-SANN-0623
Fidelity® Sustainable International Equity Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	4.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	3.9
Sony Group Corp. (Japan, Household Durables)	3.7
Nestle SA (Reg. S) (United States of America, Food Products)	3.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.9
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.8
AIA Group Ltd. (Hong Kong, Insurance)	2.5
Itochu Corp. (Japan, Trading Companies & Distributors)	2.5
ORIX Corp. (Japan, Financial Services)	2.4
Koninklijke KPN NV (Netherlands, Diversified Telecommunication Services)	2.1
30.3

Market Sectors (% of Fund's net assets)

Financials	23.0
Health Care	14.4
Industrials	12.0
Consumer Discretionary	11.3
Information Technology	10.6
Consumer Staples	10.4
Materials	6.2
Utilities	4.7
Communication Services	2.4
Energy	1.4
Real Estate	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
Australia - 1.7%
Bapcor Ltd.	13,451	58,695
EBOS Group Ltd.	2,369	65,012
TOTAL AUSTRALIA		123,707
Austria - 2.0%
Verbund AG	1,003	89,411
Wienerberger AG	1,975	59,412
TOTAL AUSTRIA		148,823
Belgium - 2.2%
KBC Group NV	921	65,742
UCB SA	1,006	93,581
TOTAL BELGIUM		159,323
China - 0.9%
Chervon Holdings Ltd.	12,564	63,937
Denmark - 5.8%
Novo Nordisk A/S Series B	1,924	320,068
ORSTED A/S (a)	758	67,973
Vestas Wind Systems A/S	1,327	36,719
TOTAL DENMARK		424,760
Finland - 1.4%
Neste OYJ	2,158	104,485
France - 12.8%
Air Liquide SA	418	75,194
AXA SA	3,976	129,777
BNP Paribas SA	2,076	134,137
Capgemini SA	261	47,425
Edenred SA	658	42,720
L'Oreal SA	267	127,318
LVMH Moet Hennessy Louis Vuitton SE	211	202,957
Pernod Ricard SA	649	149,749
Worldline SA (a)(b)	587	25,472
TOTAL FRANCE		934,749
Germany - 8.9%
Deutsche Borse AG	561	106,988
Deutsche Post AG	1,637	78,739
Gerresheimer AG	226	24,579
Merck KGaA	752	134,694
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	289	108,432
SAP SE	390	52,773
Siemens AG	900	148,349
TOTAL GERMANY		654,554
Hong Kong - 4.3%
AIA Group Ltd.	16,795	182,848
Hang Seng Bank Ltd.	5,273	78,161
Prudential PLC	3,778	57,807
TOTAL HONG KONG		318,816
India - 1.4%
HDFC Bank Ltd. sponsored ADR	1,430	99,814
Ireland - 2.6%
CRH PLC	2,374	115,213
Dalata Hotel Group PLC (b)	15,213	76,356
TOTAL IRELAND		191,569
Italy - 0.5%
Carel Industries SpA (a)	1,384	36,296
Japan - 16.3%
FUJIFILM Holdings Corp.	2,396	124,879
Fujitsu Ltd.	561	74,769
Hitachi Ltd.	2,805	155,158
Hoya Corp.	1,231	129,077
Itochu Corp.	5,397	179,045
ORIX Corp.	10,326	175,671
Persol Holdings Co. Ltd.	2,615	53,920
Sony Group Corp.	2,981	269,702
TIS, Inc.	1,134	31,139
TOTAL JAPAN		1,193,360
Kenya - 0.2%
Safaricom Ltd.	143,462	17,405
Korea (South) - 0.5%
SK Hynix, Inc.	526	35,405
Netherlands - 7.4%
ASML Holding NV (Netherlands)	340	214,859
BE Semiconductor Industries NV	205	18,374
Heineken NV (Bearer)	552	63,288
ING Groep NV (Certificaten Van Aandelen)	7,151	88,252
Koninklijke KPN NV	42,831	156,200
TOTAL NETHERLANDS		540,973
New Zealand - 0.8%
Contact Energy Ltd.	12,034	58,365
Norway - 2.1%
DNB Bank ASA	8,313	146,025
Schibsted ASA (A Shares)	329	5,829
TOTAL NORWAY		151,854
Singapore - 0.9%
United Overseas Bank Ltd.	2,955	62,758
Spain - 1.4%
CaixaBank SA	5,758	21,314
EDP Renovaveis SA	683	15,172
Iberdrola SA	5,192	67,278
TOTAL SPAIN		103,764
Sweden - 3.4%
Boliden AB	3,404	121,554
Instalco AB	1,724	9,044
Investor AB (B Shares)	1,541	33,029
Lagercrantz Group AB (B Shares)	1,680	21,592
Nibe Industrier AB (B Shares)	5,634	62,905
TOTAL SWEDEN		248,124
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,450	138,277
United Kingdom - 12.9%
AstraZeneca PLC (United Kingdom)	1,945	286,232
Barratt Developments PLC	5,555	34,906
Beazley PLC	3,197	23,926
Big Yellow Group PLC	769	11,829
Bunzl PLC	594	23,620
Compass Group PLC	4,397	115,997
Diageo PLC	2,896	132,104
Endava PLC ADR (b)	263	15,141
Grainger Trust PLC	10,865	35,311
Impax Asset Management Group PLC	843	8,306
National Grid PLC	3,455	49,538
NatWest Group PLC	25,996	85,633
Reckitt Benckiser Group PLC	813	65,698
Renewi PLC (b)	1,152	8,687
Smart Metering Systems PLC	5,149	51,315
TOTAL UNITED KINGDOM		948,243
United States of America - 4.7%
Ferguson PLC	244	34,329
Linde PLC	231	85,343
Nestle SA (Reg. S)	1,783	228,740
TOTAL UNITED STATES OF AMERICA		348,412
TOTAL COMMON STOCKS (Cost $6,569,194)		7,107,773

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c) (Cost $219,993)	219,949	219,993

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,789,187)	7,327,766
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,162)
NET ASSETS - 100.0%	7,324,604

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,741 or 1.8% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	225,629	1,803,674	1,809,310	4,969	-	-	219,993	0.0%
Total	225,629	1,803,674	1,809,310	4,969	-	-	219,993

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	179,434	23,234	156,200	-
Consumer Discretionary	822,550	111,262	711,288	-
Consumer Staples	766,897	340,355	426,542	-
Energy	104,485	104,485	-	-
Financials	1,676,812	641,718	1,035,094	-
Health Care	1,053,243	252,854	800,389	-
Industrials	878,126	226,196	651,930	-
Information Technology	774,633	317,391	457,242	-
Materials	456,716	266,309	190,407	-
Real Estate	47,140	47,140	-	-
Utilities	347,737	172,556	175,181	-

Money Market Funds	219,993	219,993	-	-
Total Investments in Securities:	7,327,766	2,723,493	4,604,273	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,569,194)	$7,107,773
Fidelity Central Funds (cost $219,993)	219,993

Total Investment in Securities (cost $6,789,187)		$7,327,766
Cash		9,044
Foreign currency held at value (cost $2,296)		2,298
Receivable for fund shares sold		4,131
Dividends receivable		35,938
Reclaims receivable		5,378
Distributions receivable from Fidelity Central Funds		1,028
Prepaid expenses		1
Receivable from investment adviser for expense reductions		12,854
Total assets		7,398,438
Liabilities
Payable for investments purchased	$33,140
Payable for fund shares redeemed	89
Accrued management fee	3,794
Distribution and service plan fees payable	349
Other affiliated payables	1,371
Audit fee payable	28,524
Custody fee payable	6,563
Other payables and accrued expenses	4
Total Liabilities		73,834
Net Assets		$7,324,604
Net Assets consist of:
Paid in capital		$7,133,776
Total accumulated earnings (loss)		190,828
Net Assets		$7,324,604

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($388,616 ÷ 44,631 shares) (a)		$8.71
Maximum offering price per share (100/94.25 of $8.71)		$9.24
Class M :
Net Asset Value and redemption price per share ($217,827 ÷ 25,045 shares) (a)		$8.70
Maximum offering price per share (100/96.50 of $8.70)		$9.02
Class C :
Net Asset Value and offering price per share ($216,455 ÷ 25,000 shares) (a)		$8.66
Fidelity Sustainable International Equity Fund :
Net Asset Value , offering price and redemption price per share ($6,062,213 ÷ 695,188 shares)		$8.72
Class I :
Net Asset Value , offering price and redemption price per share ($219,975 ÷ 25,227 shares)		$8.72
Class Z :
Net Asset Value , offering price and redemption price per share ($219,518 ÷ 25,132 shares)		$8.73
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$90,004
Income from Fidelity Central Funds		4,969
Income before foreign taxes withheld		$94,973
Less foreign taxes withheld		(11,303)
Total Income		83,670
Expenses
Management fee
Basic fee	$21,568
Performance adjustment	(728)
Transfer agent fees	6,607
Distribution and service plan fees	1,949
Accounting fees and expenses	1,588
Custodian fees and expenses	9,778
Independent trustees' fees and expenses	15
Registration fees	104,636
Audit	31,898
Legal	4
Miscellaneous	10
Total expenses before reductions	177,325
Expense reductions	(142,448)
Total expenses after reductions		34,877
Net Investment income (loss)		48,793
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(103,726)
Foreign currency transactions	1,843
Total net realized gain (loss)		(101,883)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,199,531
Assets and liabilities in foreign currencies	181
Total change in net unrealized appreciation (depreciation)		1,199,712
Net gain (loss)		1,097,829
Net increase (decrease) in net assets resulting from operations		$1,146,622
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	For the period February 10, 2022 (commencement of operations) through October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,793	$29,662
Net realized gain (loss)	(101,883)	(295,162)
Change in net unrealized appreciation (depreciation)	1,199,712	(661,097)
Net increase (decrease) in net assets resulting from operations	1,146,622	(926,597)
Distributions to shareholders	(29,290)	-
Share transactions - net increase (decrease)	1,395,341	5,738,528
Total increase (decrease) in net assets	2,512,673	4,811,931

Net Assets
Beginning of period	4,811,931	-
End of period	$7,324,604	$4,811,931

Financial Highlights
Fidelity Advisor® Sustainable International Equity Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.07
Net realized and unrealized gain (loss)	1.48	(2.87)
Total from investment operations	1.54	(2.80)
Distributions from net investment income	(.03)	-
Total distributions	(.03)	-
Net asset value, end of period	$8.71	$7.20
Total Return D,E,F	21.42%	(28.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	5.74% I	7.77% I,J
Expenses net of fee waivers, if any	1.29% I	1.30% I
Expenses net of all reductions	1.29% I	1.28% I
Net investment income (loss)	1.34% I	1.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$389	$185
Portfolio turnover rate K	49% I	43% I

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable International Equity Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.05
Net realized and unrealized gain (loss)	1.48	(2.86)
Total from investment operations	1.52	(2.81)
Distributions from net investment income	(.01)	-
Total distributions	(.01)	-
Net asset value, end of period	$8.70	$7.19
Total Return D,E,F	21.20%	(28.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	5.97% I	8.02% I,J
Expenses net of fee waivers, if any	1.55% I	1.55% I
Expenses net of all reductions	1.54% I	1.55% I
Net investment income (loss)	1.09% I	.91% I
Supplemental Data
Net assets, end of period (000 omitted)	$218	$180
Portfolio turnover rate K	49% I	43% I

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable International Equity Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.02
Net realized and unrealized gain (loss)	1.48	(2.86)
Total from investment operations	1.50	(2.84)
Net asset value, end of period	$8.66	$7.16
Total Return D,E,F	20.95%	(28.40)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	6.45% I	8.51% I,J
Expenses net of fee waivers, if any	2.05% I	2.05% I
Expenses net of all reductions	2.04% I	2.05% I
Net investment income (loss)	.59% I	.41% I
Supplemental Data
Net assets, end of period (000 omitted)	$216	$179
Portfolio turnover rate K	49% I	43% I

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable International Equity Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.08
Net realized and unrealized gain (loss)	1.48	(2.87)
Total from investment operations	1.55	(2.79)
Distributions from net investment income	(.04)	-
Total distributions	(.04)	-
Net asset value, end of period	$8.72	$7.21
Total Return D,E	21.58%	(27.90)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	5.53% H	7.64% H,I
Expenses net of fee waivers, if any	1.04% H	1.05% H
Expenses net of all reductions	1.04% H	1.01% H
Net investment income (loss)	1.59% H	1.45% H
Supplemental Data
Net assets, end of period (000 omitted)	$6,062	$3,908
Portfolio turnover rate J	49% H	43% H

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable International Equity Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.08
Net realized and unrealized gain (loss)	1.48	(2.87)
Total from investment operations	1.55	(2.79)
Distributions from net investment income	(.04)	-
Total distributions	(.04)	-
Net asset value, end of period	$8.72	$7.21
Total Return D,E	21.58%	(27.90)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	5.48% H	7.52% H,I
Expenses net of fee waivers, if any	1.04% H	1.05% H
Expenses net of all reductions	1.04% H	1.03% H
Net investment income (loss)	1.59% H	1.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$220	$180
Portfolio turnover rate J	49% H	43% H

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable International Equity Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.22	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.09
Net realized and unrealized gain (loss)	1.48	(2.87)
Total from investment operations	1.55	(2.78)
Distributions from net investment income	(.04)	-
Total distributions	(.04)	-
Net asset value, end of period	$8.73	$7.22
Total Return D,E	21.55%	(27.80)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	5.40% H	7.46% H,I
Expenses net of fee waivers, if any	.90% H	.90% H
Expenses net of all reductions	.89% H	.90% H
Net investment income (loss)	1.74% H	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$220	$181
Portfolio turnover rate J	49% H	43% H

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Sustainable International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable International Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$743,317
Gross unrealized depreciation	(248,737)
Net unrealized appreciation (depreciation)	$494,580
Tax cost	$6,833,186

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(234,791)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable International Equity Fund	2,858,256	1,486,876

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Sustainable International Equity Fund as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. The Fund's performance adjustment took effect in October, 2022. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$406	$261
Class M	.25%	.25%	516	516
Class C	.75%	.25%	1,027	1,027
			$1,949	$1804

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$281.17
Class M	112.11
Class C	98.10
Fidelity Sustainable International Equity Fund	5,937.23
Class I	135.13
Class Z	44.04
	$6,607

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Sustainable International Equity Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable International Equity Fund	54,865	101,738	(3,196)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Sustainable International Equity Fund	$6

7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$7,178
Class M	1.55%	4,548
Class C	2.05%	4,515
Fidelity Sustainable International Equity Fund	1.05%	116,671
Class I	1.05%	4,595
Class Z	.90%	4,660
		$142,167

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $134.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $147.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022 A
Fidelity Sustainable International Equity Fund
Distributions to shareholders
Class A	$863	$-
Class M	325	-
Fidelity Sustainable International Equity Fund	25,952	-
Class I	1,075	-
Class Z	1,075	-
Total	$29,290	$-

A For the period February 10,2022(commencement of operations) through   October 31, 2022.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022 A	Six months ended April 30, 2023	Year ended October 31, 2022 A
Fidelity Sustainable International Equity Fund
Class A
Shares sold	19,524	25,690	$155,387	$255,541
Reinvestment of distributions	107	-	863	-
Shares redeemed	(633)	(57)	(5,145)	(435)
Net increase (decrease)	18,998	25,633	$151,105	$255,106
Class M
Shares sold	5	25,000	$39	$250,003
Reinvestment of distributions	40	-	325	-
Net increase (decrease)	45	25,000	$364	$250,003
Class C
Shares sold	-	25,000	$-	$250,000
Net increase (decrease)	-	25,000	$-	$250,000
Fidelity Sustainable International Equity Fund
Shares sold	222,366	564,957	$1,814,242	$4,670,389
Reinvestment of distributions	2,932	-	23,779	-
Shares redeemed	(71,802)	(23,265)	(597,099)	(187,070)
Net increase (decrease)	153,496	541,692	$1,240,922	$4,483,319
Class I
Shares sold	94	25,054	$800	$250,509
Reinvestment of distributions	133	-	1,075	-
Shares redeemed	-	(54)	-	(409)
Net increase (decrease)	227	25,000	$1,875	$250,100
Class Z
Shares sold	-	25,000	$-	$250,000
Reinvestment of distributions	132	-	1,075	-
Net increase (decrease)	132	25,000	$1,075	$250,000

A For the period February 10,2022 (commencement of operations) through October 31, 2022.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable International Equity Fund	24%

In addition, At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable International Equity Fund	27%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Sustainable International Equity Fund
Class A	1.29%
Actual		$ 1,000	$ 1,214.20	$ 7.08
Hypothetical- B		$ 1,000	$ 1,018.40	$ 6.46
Class M	1.55%
Actual		$ 1,000	$ 1,212.00	$ 8.50
Hypothetical- B		$ 1,000	$ 1,017.11	$ 7.75
Class C	2.04%
Actual		$ 1,000	$ 1,209.50	$ 11.18
Hypothetical- B		$ 1,000	$ 1,014.68	$ 10.19
Fidelity® Sustainable International Equity Fund	1.04%
Actual		$ 1,000	$ 1,215.80	$ 5.71
Hypothetical- B		$ 1,000	$ 1,019.64	$ 5.21
Class I	1.04%
Actual		$ 1,000	$ 1,215.80	$ 5.71
Hypothetical- B		$ 1,000	$ 1,019.64	$ 5.21
Class Z	.90%
Actual		$ 1,000	$ 1,215.50	$ 4.94
Hypothetical- B		$ 1,000	$ 1,020.33	$ 4.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904430.101
SIC-SANN-0623
Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund
Fidelity® China Region Fund
Fidelity® Emerging Asia Fund
Fidelity® Emerging Markets Fund
Fidelity® Europe Fund
Fidelity® Japan Fund
Fidelity® Japan Smaller Companies Fund
Fidelity® Latin America Fund
Fidelity® Nordic Fund
Fidelity® Pacific Basin Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity® Canada Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® China Region Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Asia Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Europe Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Smaller Companies Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Latin America Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Nordic Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Pacific Basin Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Canada Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Royal Bank of Canada (Banks)	8.3
The Toronto-Dominion Bank (Banks)	7.1
Canadian Pacific Kansas City Ltd. (Ground Transportation)	6.8
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (Consumer Staples Distribution & Retail)	5.6
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5.3
Franco-Nevada Corp. (Metals & Mining)	4.4
Constellation Software, Inc. (Software)	4.2
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.2
Nutrien Ltd. (Chemicals)	3.0
Wheaton Precious Metals Corp. (Metals & Mining)	3.0
51.9

Market Sectors (% of Fund's net assets)

Financials	26.6
Energy	17.0
Industrials	15.0
Materials	13.4
Consumer Staples	9.1
Information Technology	7.6
Consumer Discretionary	6.0
Communication Services	4.0
Health Care	0.8

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2023, the Fund did not have more than 25% of its total assets invested in any one industry.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Canada Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.9%
TELUS Corp.	373,800	7,923,782
Interactive Media & Services - 0.0%
VerticalScope Holdings, Inc. (a)	52,900	135,486
Media - 1.2%
Quebecor, Inc.:
Class A	352,400	9,080,182
Class B (sub. vtg.)	65,500	1,690,619
		10,770,801
Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc. Class B (non-vtg.)	310,200	15,326,263
TOTAL COMMUNICATION SERVICES		34,156,332
CONSUMER DISCRETIONARY - 6.0%
Automobile Components - 0.7%
Magna International, Inc. Class A (sub. vtg.)	128,500	6,699,812
Broadline Retail - 2.7%
Dollarama, Inc.	404,900	25,079,683
Hotels, Restaurants & Leisure - 2.3%
Restaurant Brands International, Inc. (b)	297,100	20,827,810
Specialty Retail - 0.1%
Diversified Royalty Corp. (b)	588,500	1,294,409
Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings, Inc. (a)	97,900	1,919,197
TOTAL CONSUMER DISCRETIONARY		55,820,911
CONSUMER STAPLES - 9.1%
Beverages - 0.1%
GURU Organic Energy Corp. (a)(b)	322,600	654,796
Consumer Staples Distribution & Retail - 8.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (b)	1,033,200	51,566,582
Metro, Inc.	341,595	19,469,289
Neighbourly Pharmacy, Inc. (b)	160,178	2,512,295
North West Co., Inc. (b)	260,400	7,637,964
		81,186,130
Personal Care Products - 0.2%
Jamieson Wellness, Inc. (c)	99,200	2,449,889
TOTAL CONSUMER STAPLES		84,290,815
ENERGY - 17.0%
Energy Equipment & Services - 0.8%
Computer Modelling Group Ltd.	531,800	2,782,937
Pason Systems, Inc.	559,918	4,876,579
		7,659,516
Oil, Gas & Consumable Fuels - 16.2%
Cameco Corp.	243,700	6,700,244
Canadian Natural Resources Ltd.	802,798	48,919,809
Enbridge, Inc.	519,500	20,655,766
Parkland Corp.	521,900	12,307,418
PrairieSky Royalty Ltd. (b)	1,479,018	23,339,414
Suncor Energy, Inc.	1,222,800	38,285,549
		150,208,200
TOTAL ENERGY		157,867,716
FINANCIALS - 26.6%
Banks - 15.4%
Royal Bank of Canada (b)	770,800	76,525,305
The Toronto-Dominion Bank (b)	1,086,700	65,826,821
		142,352,126
Capital Markets - 4.7%
Brookfield Asset Management Ltd. Class A	466,201	15,628,925
Brookfield Corp. (Canada) Class A	499,906	16,220,148
TMX Group Ltd.	121,100	12,265,079
		44,114,152
Insurance - 6.5%
Definity Financial Corp.	388,713	10,543,752
Intact Financial Corp.	146,625	22,179,081
Sun Life Financial, Inc.	555,600	27,254,069
		59,976,902
TOTAL FINANCIALS		246,443,180
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group, Inc.	137,800	5,239,014
dentalcorp Holdings Ltd. (a)	287,800	1,884,183
		7,123,197
INDUSTRIALS - 15.0%
Commercial Services & Supplies - 2.8%
GFL Environmental, Inc. (b)	702,700	25,523,022
Ground Transportation - 9.5%
Canadian National Railway Co.	206,950	24,668,727
Canadian Pacific Kansas City Ltd.	806,062	63,540,186
		88,208,913
Professional Services - 2.7%
Thomson Reuters Corp.	190,000	24,984,611
TOTAL INDUSTRIALS		138,716,546
INFORMATION TECHNOLOGY - 7.5%
IT Services - 2.4%
Shopify, Inc. Class A (a)	451,600	21,879,193
Software - 5.1%
ApplyBoard, Inc. (a)(d)(e)	1,677	97,182
ApplyBoard, Inc. (non-vtg.) (a)(d)(e)	414	23,991
Constellation Software, Inc.	20,000	39,145,588
Dye & Durham Ltd.	486,700	5,180,067
Enghouse Systems Ltd.	55,100	1,516,536
Lumine Group, Inc.	86,107	1,159,872
		47,123,236
TOTAL INFORMATION TECHNOLOGY		69,002,429
MATERIALS - 13.4%
Chemicals - 3.0%
Nutrien Ltd.	405,581	28,136,368
Containers & Packaging - 1.3%
CCL Industries, Inc.:
Class A	25,900	1,213,898
Class B (b)	226,000	10,627,346
		11,841,244
Metals & Mining - 8.6%
Franco-Nevada Corp.	268,900	40,801,906
Lundin Mining Corp.	1,040,200	7,946,319
Triple Flag Precious Metals Corp.	180,900	2,925,430
Wheaton Precious Metals Corp.	565,100	27,882,743
		79,556,398
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	95,923	3,753,801
Western Forest Products, Inc.	1,447,683	1,111,260
		4,865,061
TOTAL MATERIALS		124,399,071
TOTAL COMMON STOCKS (Cost $519,671,115)		917,820,197

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (a)(d)(e)	2,063	119,551
Series A2 (a)(d)(e)	1,615	93,589
Series A3 (a)(d)(e)	92	5,331
Series D (a)(d)(e)	4,504	261,007
Series Seed (a)(d)(e)	617	35,755
(Cost $770,130)		515,233

Convertible Bonds - 0.3%
		Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Cineplex, Inc. 5.75% 9/30/25 (c) (Cost $2,341,803)	CAD	3,203,000	2,387,504

Money Market Funds - 8.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	261,505	261,557
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	74,137,444	74,144,858
TOTAL MONEY MARKET FUNDS (Cost $74,406,415)		74,406,415

TOTAL INVESTMENT IN SECURITIES - 107.5% (Cost $597,189,463)	995,129,349
NET OTHER ASSETS (LIABILITIES) - (7.5)%	(69,420,812)
NET ASSETS - 100.0%	925,708,537

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,837,393 or 0.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $636,406 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	85,688

ApplyBoard, Inc. (non-vtg.)	6/30/21	44,290

ApplyBoard, Inc. Series A1	6/04/21	133,582

ApplyBoard, Inc. Series A2	6/04/21	104,573

ApplyBoard, Inc. Series A3	6/04/21	5,957

ApplyBoard, Inc. Series D	6/04/21	486,066

ApplyBoard, Inc. Series Seed	6/04/21	39,952

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	505,538	17,660,616	17,904,597	9,705	-	-	261,557	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	29,353,183	391,163,561	346,371,886	71,222	-	-	74,144,858	0.2%
Total	29,858,721	408,824,177	364,276,483	80,927	-	-	74,406,415

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	34,156,332	34,156,332	-	-
Consumer Discretionary	55,820,911	55,820,911	-	-
Consumer Staples	84,290,815	84,290,815	-	-
Energy	157,867,716	157,867,716	-	-
Financials	246,443,180	246,443,180	-	-
Health Care	7,123,197	7,123,197	-	-
Industrials	138,716,546	138,716,546	-	-
Information Technology	69,517,662	68,881,256	-	636,406
Materials	124,399,071	124,399,071	-	-

Corporate Bonds	2,387,504	-	2,387,504	-

Money Market Funds	74,406,415	74,406,415	-	-
Total Investments in Securities:	995,129,349	992,105,439	2,387,504	636,406
Fidelity® Canada Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $70,766,456) - See accompanying schedule:
Unaffiliated issuers (cost $522,783,048)	$920,722,934
Fidelity Central Funds (cost $74,406,415)	74,406,415

Total Investment in Securities (cost $597,189,463)		$995,129,349
Cash		3,183
Foreign currency held at value (cost $4,437,140)		4,461,023
Receivable for fund shares sold		113,738
Dividends receivable		1,448,880
Interest receivable		11,545
Distributions receivable from Fidelity Central Funds		23,125
Prepaid expenses		347
Total assets		1,001,191,190
Liabilities
Payable for investments purchased	$43,050
Payable for fund shares redeemed	457,832
Accrued management fee	628,883
Distribution and service plan fees payable	10,544
Other affiliated payables	164,461
Other payables and accrued expenses	36,600
Collateral on securities loaned	74,141,283
Total Liabilities		75,482,653
Net Assets		$925,708,537
Net Assets consist of:
Paid in capital		$516,912,835
Total accumulated earnings (loss)		408,795,702
Net Assets		$925,708,537

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($32,641,068 ÷ 525,604 shares) (a)		$62.10
Maximum offering price per share (100/94.25 of $62.10)		$65.89
Class M :
Net Asset Value and redemption price per share ($6,867,741 ÷ 111,049 shares) (a)		$61.84
Maximum offering price per share (100/96.50 of $61.84)		$64.08
Class C :
Net Asset Value and offering price per share ($1,031,092 ÷ 16,797 shares) (a)		$61.39
Canada :
Net Asset Value , offering price and redemption price per share ($866,932,431 ÷ 13,899,093 shares)		$62.37
Class I :
Net Asset Value , offering price and redemption price per share ($14,195,529 ÷ 227,412 shares)		$62.42
Class Z :
Net Asset Value , offering price and redemption price per share ($4,040,676 ÷ 64,974 shares)		$62.19
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$11,714,155
Non-Cash dividends		628,878
Interest		104,284
Income from Fidelity Central Funds (including $71,222 from security lending)		80,927
Income before foreign taxes withheld		$12,528,244
Less foreign taxes withheld		(1,863,564)
Total Income		10,664,680
Expenses
Management fee
Basic fee	$3,077,184
Performance adjustment	415,963
Transfer agent fees	790,225
Distribution and service plan fees	62,849
Accounting fees	205,456
Custodian fees and expenses	11,584
Independent trustees' fees and expenses	2,848
Registration fees	59,121
Audit	31,471
Legal	1,473
Miscellaneous	1,933
Total expenses before reductions	4,660,107
Expense reductions	(21,295)
Total expenses after reductions		4,638,812
Net Investment income (loss)		6,025,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10,031,345
Foreign currency transactions	(8,667)
Total net realized gain (loss)		10,022,678
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	58,433,435
Assets and liabilities in foreign currencies	26,893
Total change in net unrealized appreciation (depreciation)		58,460,328
Net gain (loss)		68,483,006
Net increase (decrease) in net assets resulting from operations		$74,508,874
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,025,868	$11,825,119
Net realized gain (loss)	10,022,678	24,520,329
Change in net unrealized appreciation (depreciation)	58,460,328	(104,988,178)
Net increase (decrease) in net assets resulting from operations	74,508,874	(68,642,730)
Distributions to shareholders	(34,966,270)	(44,124,388)
Share transactions - net increase (decrease)	(786,890)	99,770,958
Total increase (decrease) in net assets	38,755,714	(12,996,160)

Net Assets
Beginning of period	886,952,823	899,948,983
End of period	$925,708,537	$886,952,823

Financial Highlights
Fidelity Advisor® Canada Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$59.44	$67.23	$46.01	$51.95	$49.75	$54.11
Income from Investment Operations
Net investment income (loss) A,B	.31	.63	.55	.61	.66	.60
Net realized and unrealized gain (loss)	4.55	(5.30)	21.89	(4.38)	4.56	(3.88)
Total from investment operations	4.86	(4.67)	22.44	(3.77)	5.22	(3.28)
Distributions from net investment income	(.68)	(.61)	(.63)	(.77)	(.39)	(.59)
Distributions from net realized gain	(1.52)	(2.51)	(.59)	(1.40)	(2.63)	(.49)
Total distributions	(2.20)	(3.12)	(1.22)	(2.17)	(3.02)	(1.08)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$62.10	$59.44	$67.23	$46.01	$51.95	$49.75
Total Return D,E,F	8.38%	(7.06)%	49.45%	(7.70)%	11.34%	(6.19)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.32% I	1.20%	1.12%	1.20%	1.20%	1.21%
Expenses net of fee waivers, if any	1.32% I	1.20%	1.12%	1.20%	1.20%	1.21%
Expenses net of all reductions	1.32% I	1.20%	1.12%	1.19%	1.19%	1.20%
Net investment income (loss)	1.03% I	1.00%	.92%	1.27%	1.32%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$32,641	$31,707	$33,087	$23,395	$30,598	$29,420
Portfolio turnover rate J	9% I	13%	7%	11%	8% K	29%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Canada Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$59.09	$66.84	$45.74	$51.67	$49.46	$53.77
Income from Investment Operations
Net investment income (loss) A,B	.23	.45	.38	.47	.51	.44
Net realized and unrealized gain (loss)	4.53	(5.26)	21.78	(4.36)	4.55	(3.86)
Total from investment operations	4.76	(4.81)	22.16	(3.89)	5.06	(3.42)
Distributions from net investment income	(.49)	(.42)	(.47)	(.64)	(.22)	(.40)
Distributions from net realized gain	(1.52)	(2.51)	(.59)	(1.40)	(2.63)	(.49)
Total distributions	(2.01)	(2.94) C	(1.06)	(2.04)	(2.85)	(.89)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$61.84	$59.09	$66.84	$45.74	$51.67	$49.46
Total Return E,F,G	8.24%	(7.32)%	49.04%	(7.95)%	11.02%	(6.47)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.60% J	1.48%	1.40%	1.47%	1.49%	1.51%
Expenses net of fee waivers, if any	1.59% J	1.48%	1.39%	1.47%	1.48%	1.51%
Expenses net of all reductions	1.57% J	1.48%	1.39%	1.47%	1.48%	1.51%
Net investment income (loss)	.77% J	.72%	.64%	.99%	1.03%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$6,868	$6,641	$7,829	$5,911	$8,589	$7,844
Portfolio turnover rate K	9% J	13%	7%	11%	8% L	29%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Canada Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$58.39	$65.76	$44.96	$50.61	$48.48	$52.72
Income from Investment Operations
Net investment income (loss) A,B	.08	.14	.08	.24	.29	.21
Net realized and unrealized gain (loss)	4.50	(5.19)	21.46	(4.31)	4.47	(3.78)
Total from investment operations	4.58	(5.05)	21.54	(4.07)	4.76	(3.57)
Distributions from net investment income	(.05)	-	(.15)	(.18)	-	(.18)
Distributions from net realized gain	(1.52)	(2.32)	(.59)	(1.40)	(2.63)	(.49)
Total distributions	(1.58) C	(2.32)	(.74)	(1.58)	(2.63)	(.67)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$61.39	$58.39	$65.76	$44.96	$50.61	$48.48
Total Return E,F,G	7.98%	(7.79)%	48.31%	(8.39)%	10.53%	(6.85)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.10% J	1.99%	1.90%	1.95%	1.92%	1.94%
Expenses net of fee waivers, if any	2.09% J	1.98%	1.90%	1.95%	1.92%	1.93%
Expenses net of all reductions	2.09% J	1.98%	1.90%	1.95%	1.91%	1.93%
Net investment income (loss)	.26% J	.22%	.14%	.51%	.60%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,031	$1,109	$1,683	$3,151	$6,226	$11,196
Portfolio turnover rate K	9% J	13%	7%	11%	8% L	29%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Canada Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$59.79	$67.62	$46.26	$52.21	$50.02	$54.41
Income from Investment Operations
Net investment income (loss) A,B	.41	.83	.74	.76	.82	.77
Net realized and unrealized gain (loss)	4.56	(5.33)	21.99	(4.38)	4.58	(3.90)
Total from investment operations	4.97	(4.50)	22.73	(3.62)	5.40	(3.13)
Distributions from net investment income	(.87)	(.82)	(.78)	(.92)	(.58)	(.77)
Distributions from net realized gain	(1.52)	(2.51)	(.59)	(1.40)	(2.63)	(.49)
Total distributions	(2.39)	(3.33)	(1.37)	(2.33) C	(3.21)	(1.26)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$62.37	$59.79	$67.62	$46.26	$52.21	$50.02
Total Return E,F	8.55%	(6.77)%	49.91%	(7.40)%	11.70%	(5.89)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	.89%	.80%	.88%	.88%	.89%
Expenses net of fee waivers, if any	1.01% I	.88%	.80%	.88%	.88%	.89%
Expenses net of all reductions	1.01% I	.88%	.80%	.88%	.87%	.88%
Net investment income (loss)	1.34% I	1.32%	1.24%	1.58%	1.64%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$866,932	$825,488	$821,617	$612,716	$803,629	$903,662
Portfolio turnover rate J	9% I	13%	7%	11%	8% K	29%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Canada Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$59.84	$67.70	$46.24	$52.11	$49.93	$54.29
Income from Investment Operations
Net investment income (loss) A,B	.41	.85	.78	.79	.85	.79
Net realized and unrealized gain (loss)	4.57	(5.34)	22.00	(4.39)	4.55	(3.90)
Total from investment operations	4.98	(4.49)	22.78	(3.60)	5.40	(3.11)
Distributions from net investment income	(.88)	(.86)	(.73)	(.87)	(.59)	(.77)
Distributions from net realized gain	(1.52)	(2.51)	(.59)	(1.40)	(2.63)	(.49)
Total distributions	(2.40)	(3.37)	(1.32)	(2.27)	(3.22)	(1.25) C
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$62.42	$59.84	$67.70	$46.24	$52.11	$49.93
Total Return E,F	8.55%	(6.74)%	50.02%	(7.35)%	11.74%	(5.86)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.99% I	.86%	.74%	.81%	.84%	.86%
Expenses net of fee waivers, if any	.99% I	.86%	.74%	.81%	.84%	.85%
Expenses net of all reductions	.99% I	.86%	.74%	.81%	.83%	.85%
Net investment income (loss)	1.36% I	1.34%	1.29%	1.65%	1.68%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$14,196	$16,165	$13,724	$8,392	$14,507	$26,923
Portfolio turnover rate J	9% I	13%	7%	11%	8% K	29%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Canada Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$59.55	$67.38	$46.11	$52.07	$49.94	$53.92
Income from Investment Operations
Net investment income (loss) B,C	.45	.92	.82	.84	.92	.06
Net realized and unrealized gain (loss)	4.55	(5.33)	21.91	(4.37)	4.53	(4.04)
Total from investment operations	5.00	(4.41)	22.73	(3.53)	5.45	(3.98)
Distributions from net investment income	(.84)	(.91)	(.87)	(1.03)	(.69)	-
Distributions from net realized gain	(1.52)	(2.51)	(.59)	(1.40)	(2.63)	-
Total distributions	(2.36)	(3.42)	(1.46)	(2.43)	(3.32)	-
Net asset value, end of period	$62.19	$59.55	$67.38	$46.11	$52.07	$49.94
Total Return D,E	8.63%	(6.66)%	50.13%	(7.24)%	11.87%	(7.38)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.88% H	.75%	.66%	.72%	.72%	.80% H
Expenses net of fee waivers, if any	.87% H	.75%	.66%	.72%	.72%	.80% H
Expenses net of all reductions	.87% H	.75%	.66%	.72%	.71%	.79% H
Net investment income (loss)	1.47% H	1.45%	1.38%	1.74%	1.80%	1.48% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,041	$5,843	$22,010	$15,221	$20,496	$128
Portfolio turnover rate I	9% H	13%	7%	11%	8% J	29%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers   Class A, Class M, Class C, Canada, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$424,043,900
Gross unrealized depreciation	(27,319,132)
Net unrealized appreciation (depreciation)	$396,724,768
Tax cost	$598,404,581

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Canada Fund	40,858,768	69,985,829
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$40,334	$567
Class M	.25%	.25%	17,136	220
Class C	.75%	.25%	5,379	517
			$62,849	$1,304

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,039
Class M	229
Class C A	176
$4,444
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$37,473.23
Class M	8,798.26
Class C	1,383.26
Canada	729,736.17
Class I	12,001.16
Class Z	834.04
	$790,225
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Canada Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Canada Fund	353,566	1,375,811	219,355
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Canada Fund	$891
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Canada Fund	$7,769	$-	$-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$77
Class M	575
Class C	10
$662

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $20,633.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Canada Fund
Distributions to shareholders
Class A	$ 1,149,850	$1,521,087
Class M	223,562	339,044
Class C	28,556	58,947
Canada	32,768,937	40,254,541
Class I	643,345	818,871
Class Z	152,020	1,131,898
Total	$34,966,270	$44,124,388
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Canada Fund
Class A
Shares sold	12,996	91,502	$784,046	$5,737,202
Reinvestment of distributions	18,742	23,772	1,102,198	1,449,851
Shares redeemed	(39,549)	(73,975)	(2,406,148)	(4,692,234)
Net increase (decrease)	(7,811)	41,299	$(519,904)	$2,494,819
Class M
Shares sold	1,919	6,970	$114,820	$443,908
Reinvestment of distributions	3,795	5,557	222,444	337,743
Shares redeemed	(7,042)	(17,269)	(420,348)	(1,094,130)
Net increase (decrease)	(1,328)	(4,742)	$(83,084)	$(312,479)
Class C
Shares sold	1,156	3,877	$69,167	$245,296
Reinvestment of distributions	490	977	28,556	58,947
Shares redeemed	(3,835)	(11,456)	(230,908)	(711,381)
Net increase (decrease)	(2,189)	(6,602)	$(133,185)	$(407,138)
Canada
Shares sold	410,216	2,660,313	$24,967,370	$168,972,527
Reinvestment of distributions	524,933	619,960	30,971,047	37,922,967
Shares redeemed	(842,442)	(1,624,197)	(51,321,372)	(101,772,732)
Net increase (decrease)	92,707	1,656,076	$4,617,045	$105,122,762
Class I
Shares sold	35,576	238,697	$2,148,035	$15,537,489
Reinvestment of distributions	10,141	12,737	598,723	779,507
Shares redeemed	(88,462)	(183,998)	(5,338,495)	(11,689,703)
Net increase (decrease)	(42,745)	67,436	$(2,591,737)	$4,627,293
Class Z
Shares sold	21,520	156,264	$1,278,433	$10,087,519
Reinvestment of distributions	2,264	18,285	133,088	1,112,618
Shares redeemed	(56,929)	(403,081)	(3,487,546)	(22,954,436)
Net increase (decrease)	(33,145)	(228,532)	$(2,076,025)	$(11,754,299)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® China Region Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	17.8
Tencent Holdings Ltd. (Interactive Media & Services)	9.9
Alibaba Group Holding Ltd. (Broadline Retail)	5.6
AIA Group Ltd. (Insurance)	5.0
Meituan Class B (Hotels, Restaurants & Leisure)	4.0
China Construction Bank Corp. (H Shares) (Banks)	2.4
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	2.2
Hong Kong Exchanges and Clearing Ltd. (Capital Markets)	2.1
Zijin Mining Group Co. Ltd. (H Shares) (Metals & Mining)	2.1
Kweichow Moutai Co. Ltd. (A Shares) (Beverages)	2.0
53.1

Market Sectors (% of Fund's net assets)

Information Technology	25.2
Consumer Discretionary	22.5
Financials	16.1
Communication Services	14.0
Health Care	5.7
Consumer Staples	4.6
Industrials	3.8
Materials	3.1
Real Estate	2.5
Energy	1.3

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of  April 30, 2023, the Fund did not have more than 25% of its total assets invested in any one industry.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® China Region Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.3%
Entertainment - 3.4%
Bilibili, Inc. ADR (a)	92,200	1,877,192
NetEase, Inc.	1,190,900	21,200,880
Sea Ltd. ADR (a)	182,800	13,923,876
		37,001,948
Interactive Media & Services - 9.9%
Tencent Holdings Ltd.	2,387,700	106,052,360
TOTAL COMMUNICATION SERVICES		143,054,308
CONSUMER DISCRETIONARY - 22.5%
Automobiles - 3.0%
Brilliance China Automotive Holdings Ltd.	1,668,000	701,165
BYD Co. Ltd. (H Shares)	290,000	8,794,613
Great Wall Motor Co. Ltd. (H Shares) (b)	4,248,500	5,155,880
Guangzhou Automobile Group Co. Ltd. (H Shares)	9,646,000	6,020,233
Li Auto, Inc.:
ADR (a)	387,000	9,094,500
Class A (a)	249,800	2,958,596
		32,724,987
Broadline Retail - 7.9%
Alibaba Group Holding Ltd. (a)	5,675,200	60,007,447
JD.com, Inc.:
Class A	309,300	5,520,338
sponsored ADR	61,700	2,203,924
PDD Holdings, Inc. ADR (a)	249,805	17,024,211
		84,755,920
Hotels, Restaurants & Leisure - 7.1%
Galaxy Entertainment Group Ltd.	1,411,000	10,042,504
Meituan Class B (a)(c)	2,547,758	43,542,349
TravelSky Technology Ltd. (H Shares)	3,063,000	6,114,140
Trip.com Group Ltd. (a)	144,000	5,119,911
Trip.com Group Ltd. ADR (a)	330,400	11,732,504
		76,551,408
Household Durables - 1.0%
Haier Smart Home Co. Ltd. (A Shares)	3,282,727	11,287,301
Specialty Retail - 0.6%
China Tourism Group Duty Free Corp. Ltd. (A Shares)	262,200	6,131,597
Textiles, Apparel & Luxury Goods - 2.9%
Li Ning Co. Ltd.	1,458,000	10,427,059
LVMH Moet Hennessy Louis Vuitton SE	15,900	15,293,913
Shenzhou International Group Holdings Ltd.	555,300	5,333,749
		31,054,721
TOTAL CONSUMER DISCRETIONARY		242,505,934
CONSUMER STAPLES - 4.6%
Beverages - 2.8%
Kweichow Moutai Co. Ltd. (A Shares)	84,845	21,648,585
Wuliangye Yibin Co. Ltd. (A Shares)	337,760	8,271,344
		29,919,929
Food Products - 0.8%
Uni-President Enterprises Corp.	3,562,000	8,533,423
Household Products - 0.4%
C&S Paper Co. Ltd. (A Shares)	2,955,102	5,043,398
Personal Care Products - 0.6%
Proya Cosmetics Co. Ltd. (A Shares)	267,260	6,502,292
TOTAL CONSUMER STAPLES		49,999,042
ENERGY - 1.3%
Energy Equipment & Services - 1.3%
China Oilfield Services Ltd. (H Shares)	12,112,000	14,246,424
FINANCIALS - 16.1%
Banks - 5.8%
China Construction Bank Corp. (H Shares)	39,046,610	26,103,690
E.SUN Financial Holdings Co. Ltd.	10,799,144	8,776,283
Hang Seng Bank Ltd.	248,800	3,687,926
Industrial & Commercial Bank of China Ltd. (H Shares)	43,988,000	23,665,732
		62,233,631
Capital Markets - 2.1%
Hong Kong Exchanges and Clearing Ltd.	560,200	23,257,767
Financial Services - 1.1%
Far East Horizon Ltd.	13,122,500	11,805,292
Far East Horizon Ltd. rights (a)	110,273	0
		11,805,292
Insurance - 7.1%
AIA Group Ltd.	4,969,200	54,100,057
China Pacific Insurance (Group) Co. Ltd. (H Shares)	3,278,800	9,793,884
Ping An Insurance Group Co. of China Ltd. (H Shares)	955,500	6,970,870
Prudential PLC	359,500	5,500,724
		76,365,535
TOTAL FINANCIALS		173,662,225
HEALTH CARE - 5.5%
Biotechnology - 1.4%
Innovent Biologics, Inc. (a)(c)	1,021,000	4,909,042
Zai Lab Ltd. (a)	986,000	3,452,085
Zai Lab Ltd. ADR (a)	182,900	6,397,842
		14,758,969
Health Care Equipment & Supplies - 1.1%
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(c)	2,176,600	1,913,229
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	211,015	9,539,929
		11,453,158
Life Sciences Tools & Services - 1.7%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	391,600	3,262,107
Pharmaron Beijing Co. Ltd. (H Shares) (c)	614,900	2,665,848
WuXi AppTec Co. Ltd. (H Shares) (c)	346,500	3,047,444
Wuxi Biologics (Cayman), Inc. (a)(c)	1,622,500	9,674,707
		18,650,106
Pharmaceuticals - 1.3%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)(c)	453,940	5,705,085
Hansoh Pharmaceutical Group Co. Ltd. (c)	3,340,000	6,093,172
Zhejiang Starry Pharmaceutical Co. Ltd.	907,233	2,274,710
		14,072,967
TOTAL HEALTH CARE		58,935,200
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (a)(d)(e)	10,000	770,000
Air Freight & Logistics - 0.4%
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	308,329	4,128,577
Construction & Engineering - 0.6%
China State Construction International Holdings Ltd.	5,064,000	6,296,079
Electrical Equipment - 0.3%
Sungrow Power Supply Co. Ltd. (A Shares)	191,634	3,137,379
Machinery - 2.2%
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,038,213	9,299,180
Sinotruk Hong Kong Ltd.	1,842,500	2,815,785
Techtronic Industries Co. Ltd.	454,500	4,917,003
Weichai Power Co. Ltd. (H Shares)	3,298,000	4,874,910
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	693,784	2,347,518
		24,254,396
Professional Services - 0.2%
Centre Testing International Group Co. Ltd. (A Shares)	923,700	2,577,204
TOTAL INDUSTRIALS		41,163,635
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 0.2%
ZTE Corp. (H Shares)	772,800	2,489,024
Electronic Equipment, Instruments & Components - 1.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,213,000	7,535,638
Yageo Corp.	287,000	4,649,292
		12,184,930
IT Services - 0.2%
Vnet Group, Inc. ADR (a)	913,783	2,686,522
Semiconductors & Semiconductor Equipment - 22.3%
eMemory Technology, Inc.	190,481	11,381,239
MediaTek, Inc.	714,000	15,514,256
Micron Technology, Inc.	102,100	6,571,156
Parade Technologies Ltd.	293,608	8,986,205
Silergy Corp.	380,000	5,993,853
Taiwan Semiconductor Manufacturing Co. Ltd.	11,717,000	191,738,734
		240,185,443
Software - 0.3%
LongShine Technology Group Co. Ltd. (A Shares)	781,600	2,715,550
TOTAL INFORMATION TECHNOLOGY		260,261,469
MATERIALS - 3.1%
Chemicals - 0.1%
Weihai Guangwei Composites Co. Ltd. (A Shares)	106,058	800,540
Construction Materials - 0.3%
West China Cement Ltd.	24,942,000	3,090,531
Containers & Packaging - 0.6%
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	1,974,671	7,247,761
Metals & Mining - 2.1%
Zijin Mining Group Co. Ltd. (H Shares)	13,316,000	22,544,729
TOTAL MATERIALS		33,683,561
REAL ESTATE - 2.4%
Real Estate Management & Development - 2.4%
China Resources Mixc Lifestyle Services Ltd. (c)	1,142,000	6,054,434
Hysan Development Co. Ltd.	925,000	2,614,092
KE Holdings, Inc. ADR (a)	580,131	9,102,255
Longfor Properties Co. Ltd. (c)	2,394,000	6,551,178
Seazen Group Ltd. (a)	7,250,000	1,558,469
		25,880,428
TOTAL COMMON STOCKS (Cost $935,104,632)		1,043,392,226

Preferred Stocks - 2.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.9%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.7%
ByteDance Ltd. Series E1 (a)(d)(e)	38,752	7,711,648

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	275,211	2,441,122

TOTAL CONVERTIBLE PREFERRED STOCKS		10,152,770
Nonconvertible Preferred Stocks - 1.2%
INFORMATION TECHNOLOGY - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd.	273,930	11,456,149

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
ZKH Group Ltd. Series F (e)	3,131,343	1,158,597

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,614,746
TOTAL PREFERRED STOCKS (Cost $21,962,567)		22,767,516

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	12,336,943	12,339,410
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	4,281,030	4,281,458
TOTAL MONEY MARKET FUNDS (Cost $16,620,868)		16,620,868

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $973,688,067)	1,082,780,610
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(4,110,648)
NET ASSETS - 100.0%	1,078,669,962

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,418,595 or 8.7% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,922,770 or 1.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	4,246,219

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,908,863

Space Exploration Technologies Corp. Class A	2/16/21	419,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	31,370,924	122,572,058	141,603,572	362,889	-	-	12,339,410	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	4,494,305	72,942,082	73,154,929	51,700	-	-	4,281,458	0.0%
Total	35,865,229	195,514,140	214,758,501	414,589	-	-	16,620,868

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	150,765,956	15,801,068	127,253,240	7,711,648
Consumer Discretionary	242,505,934	40,055,139	202,450,795	-
Consumer Staples	49,999,042	-	49,999,042	-
Energy	14,246,424	-	14,246,424	-
Financials	173,662,225	-	173,662,225	-
Health Care	61,376,322	6,397,842	52,537,358	2,441,122
Industrials	41,163,635	-	40,393,635	770,000
Information Technology	271,717,618	9,257,678	262,459,940	-
Materials	33,683,561	-	33,683,561	-
Real Estate	27,039,025	9,102,255	16,778,173	1,158,597

Money Market Funds	16,620,868	16,620,868	-	-
Total Investments in Securities:	1,082,780,610	97,234,850	973,464,393	12,081,367

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$11,025,509
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,055,858
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$12,081,367
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2023	$1,055,858

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity® China Region Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,505,799) - See accompanying schedule:
Unaffiliated issuers (cost $957,067,199)	$1,066,159,742
Fidelity Central Funds (cost $16,620,868)	16,620,868

Total Investment in Securities (cost $973,688,067)		$1,082,780,610
Foreign currency held at value (cost $54)		54
Receivable for investments sold		8,692,914
Receivable for fund shares sold		643,392
Dividends receivable		377,657
Distributions receivable from Fidelity Central Funds		68,899
Prepaid expenses		472
Other receivables		17,238
Total assets		1,092,581,236
Liabilities
Payable for investments purchased	$8,035,257
Payable for fund shares redeemed	632,239
Accrued management fee	627,159
Distribution and service plan fees payable	16,544
Other affiliated payables	211,715
Other payables and accrued expenses	108,360
Collateral on securities loaned	4,280,000
Total Liabilities		13,911,274
Net Assets		$1,078,669,962
Net Assets consist of:
Paid in capital		$1,116,097,173
Total accumulated earnings (loss)		(37,427,211)
Net Assets		$1,078,669,962

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($26,649,775 ÷ 807,657 shares) (a)		$33.00
Maximum offering price per share (100/94.25 of $33.00)		$35.01
Class M :
Net Asset Value and redemption price per share ($8,639,886 ÷ 263,946 shares) (a)		$32.73
Maximum offering price per share (100/96.50 of $32.73)		$33.92
Class C :
Net Asset Value and offering price per share ($7,719,748 ÷ 245,914 shares) (a)		$31.39
China Region :
Net Asset Value , offering price and redemption price per share ($977,872,613 ÷ 29,220,912 shares)		$33.46
Class I :
Net Asset Value , offering price and redemption price per share ($45,195,772 ÷ 1,361,256 shares)		$33.20
Class Z :
Net Asset Value , offering price and redemption price per share ($12,592,168 ÷ 379,136 shares)		$33.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$8,285,840
Income from Fidelity Central Funds (including $51,700 from security lending)		414,589
Income before foreign taxes withheld		$8,700,429
Less foreign taxes withheld		(498,744)
Total Income		8,201,685
Expenses
Management fee	$3,704,234
Transfer agent fees	1,001,247
Distribution and service plan fees	96,131
Accounting fees	242,095
Custodian fees and expenses	116,423
Independent trustees' fees and expenses	3,589
Registration fees	57,555
Audit	47,481
Legal	1,303
Miscellaneous	2,471
Total expenses before reductions	5,272,529
Expense reductions	(27,271)
Total expenses after reductions		5,245,258
Net Investment income (loss)		2,956,427
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,796,089
Foreign currency transactions	206,377
Total net realized gain (loss)		3,002,466
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	254,557,372
Assets and liabilities in foreign currencies	314,425
Total change in net unrealized appreciation (depreciation)		254,871,797
Net gain (loss)		257,874,263
Net increase (decrease) in net assets resulting from operations		$260,830,690
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,956,427	$8,621,218
Net realized gain (loss)	3,002,466	(142,874,829)
Change in net unrealized appreciation (depreciation)	254,871,797	(593,880,795)
Net increase (decrease) in net assets resulting from operations	260,830,690	(728,134,406)
Distributions to shareholders	(10,463,693)	(163,021,571)
Share transactions - net increase (decrease)	36,719,369	(137,715,540)
Total increase (decrease) in net assets	287,086,366	(1,028,871,517)

Net Assets
Beginning of period	791,583,596	1,820,455,113
End of period	$1,078,669,962	$791,583,596

Financial Highlights
Fidelity Advisor® China Region Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.85	$50.32	$50.90	$35.86	$28.73	$34.22
Income from Investment Operations
Net investment income (loss) A,B	.04	.14	.06	.08	.15	.15
Net realized and unrealized gain (loss)	8.30 C	(20.99)	1.95	15.11	7.10	(5.56)
Total from investment operations	8.34	(20.85)	2.01	15.19	7.25	(5.41)
Distributions from net investment income	(.19)	-	(.44)	(.15)	(.12)	(.08)
Distributions from net realized gain	-	(4.62)	(2.16)	-	-	-
Total distributions	(.19)	(4.62)	(2.59) D	(.15)	(.12)	(.08)
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$33.00	$24.85	$50.32	$50.90	$35.86	$28.73
Total Return F,G,H	33.58% C	(45.20)%	3.65%	42.52%	25.30%	(15.86)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.25% K	1.23%	1.21%	1.24%	1.27%	1.27%
Expenses net of fee waivers, if any	1.24% K	1.22%	1.21%	1.24%	1.26%	1.27%
Expenses net of all reductions	1.24% K	1.22%	1.21%	1.22%	1.26%	1.24%
Net investment income (loss)	.26% K	.38%	.11%	.18%	.44%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$26,650	$19,362	$45,301	$39,303	$29,963	$23,424
Portfolio turnover rate L	26% K	20%	60%	60%	80%	60%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 33.56%.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® China Region Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.61	$50.02	$50.64	$35.66	$28.55	$34.05
Income from Investment Operations
Net investment income (loss) A,B	- C	.03	(.10)	(.05)	.04	.03
Net realized and unrealized gain (loss)	8.21 D	(20.82)	1.96	15.04	7.07	(5.53)
Total from investment operations	8.21	(20.79)	1.86	14.99	7.11	(5.50)
Distributions from net investment income	(.09)	-	(.32)	(.01)	-	-
Distributions from net realized gain	-	(4.62)	(2.16)	-	-	-
Total distributions	(.09)	(4.62)	(2.48)	(.01)	-	-
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$32.73	$24.61	$50.02	$50.64	$35.66	$28.55
Total Return E,F,G	33.38% D	(45.37)%	3.36%	42.04%	24.90%	(16.15)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.52% J	1.53%	1.50%	1.56%	1.59%	1.62%
Expenses net of fee waivers, if any	1.52% J	1.53%	1.50%	1.56%	1.59%	1.62%
Expenses net of all reductions	1.50% J	1.53%	1.50%	1.53%	1.58%	1.58%
Net investment income (loss)	-% J,K	.08%	(.18)%	(.13)%	.12%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$8,640	$5,803	$12,623	$12,028	$9,251	$8,132
Portfolio turnover rate L	26% J	20%	60%	60%	80%	60%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 33.36%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount represents less than .005%.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® China Region Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.59	$48.34	$49.10	$34.71	$27.90	$33.41
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.13)	(.35)	(.22)	(.09)	(.11)
Net realized and unrealized gain (loss)	7.87 C	(20.00)	1.92	14.61	6.90	(5.40)
Total from investment operations	7.80	(20.13)	1.57	14.39	6.81	(5.51)
Distributions from net investment income	-	-	(.17)	-	-	-
Distributions from net realized gain	-	(4.62)	(2.16)	-	-	-
Total distributions	-	(4.62)	(2.33)	-	-	-
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$31.39	$23.59	$48.34	$49.10	$34.71	$27.90
Total Return E,F,G	33.06% C	(45.60)%	2.89%	41.46%	24.41%	(16.49)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.96% J	1.96%	1.96%	1.98%	2.00%	2.01%
Expenses net of fee waivers, if any	1.96% J	1.96%	1.96%	1.98%	2.00%	2.01%
Expenses net of all reductions	1.95% J	1.96%	1.96%	1.96%	1.99%	1.98%
Net investment income (loss)	(.45)% J	(.36)%	(.65)%	(.55)%	(.29)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,720	$5,784	$13,168	$11,308	$9,437	$10,138
Portfolio turnover rate K	26% J	20%	60%	60%	80%	60%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 33.04%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® China Region Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.28	$51.03	$51.53	$36.30	$29.11	$34.64
Income from Investment Operations
Net investment income (loss) A,B	.09	.25	.23	.21	.25	.26
Net realized and unrealized gain (loss)	8.43 C	(21.32)	1.97	15.28	7.19	(5.65)
Total from investment operations	8.52	(21.07)	2.20	15.49	7.44	(5.39)
Distributions from net investment income	(.34)	(.06)	(.54)	(.26)	(.25)	(.14)
Distributions from net realized gain	-	(4.62)	(2.16)	-	-	-
Total distributions	(.34)	(4.68)	(2.70)	(.26)	(.25)	(.14)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$33.46	$25.28	$51.03	$51.53	$36.30	$29.11
Total Return E,F	33.73% C	(45.04)%	3.97%	42.95%	25.72%	(15.62)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.95% I	.94%	.91%	.93%	.95%	.96%
Expenses net of fee waivers, if any	.94% I	.93%	.91%	.93%	.95%	.96%
Expenses net of all reductions	.94% I	.93%	.91%	.91%	.95%	.93%
Net investment income (loss)	.56% I	.67%	.41%	.49%	.76%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$977,873	$736,185	$1,609,326	$1,518,404	$1,093,827	$969,679
Portfolio turnover rate J	26% I	20%	60%	60%	80%	60%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 33.71%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® China Region Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.07	$50.63	$51.16	$36.05	$28.90	$34.41
Income from Investment Operations
Net investment income (loss) A,B	.10	.25	.22	.20	.25	.26
Net realized and unrealized gain (loss)	8.37 C	(21.15)	1.96	15.17	7.13	(5.61)
Total from investment operations	8.47	(20.90)	2.18	15.37	7.38	(5.35)
Distributions from net investment income	(.34)	(.04)	(.55)	(.26)	(.23)	(.16)
Distributions from net realized gain	-	(4.62)	(2.16)	-	-	-
Total distributions	(.34)	(4.66)	(2.71)	(.26)	(.23)	(.16)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$33.20	$25.07	$50.63	$51.16	$36.05	$28.90
Total Return E,F	33.79% C	(45.05)%	3.96%	42.91%	25.71%	(15.63)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.93% I	.93%	.93%	.95%	.97%	.98%
Expenses net of fee waivers, if any	.93% I	.93%	.93%	.95%	.96%	.98%
Expenses net of all reductions	.93% I	.93%	.93%	.93%	.96%	.95%
Net investment income (loss)	.57% I	.68%	.39%	.48%	.74%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$45,196	$20,509	$68,464	$47,688	$27,410	$20,854
Portfolio turnover rate J	26% I	20%	60%	60%	80%	60%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 33.77%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® China Region Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$25.02	$50.57	$51.07	$36.00	$28.91	$32.63
Income from Investment Operations
Net investment income (loss) B,C	.12	.30	.29	.26	.30	.01
Net realized and unrealized gain (loss)	8.35 D	(21.10)	1.95	15.14	7.11	(3.73)
Total from investment operations	8.47	(20.80)	2.24	15.40	7.41	(3.72)
Distributions from net investment income	(.28)	(.12)	(.59)	(.33)	(.32)	-
Distributions from net realized gain	-	(4.62)	(2.16)	-	-	-
Total distributions	(.28)	(4.75) E	(2.74) E	(.33)	(.32)	-
Net asset value, end of period	$33.21	$25.02	$50.57	$51.07	$36.00	$28.91
Total Return F,G	33.86% D	(44.97)%	4.09%	43.13%	25.86%	(11.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.80% J	.80%	.80%	.81%	.82%	.91% J
Expenses net of fee waivers, if any	.80% J	.80%	.80%	.81%	.82%	.90% J
Expenses net of all reductions	.80% J	.80%	.80%	.79%	.81%	.87% J
Net investment income (loss)	.70% J	.81%	.52%	.61%	.89%	.57% J
Supplemental Data
Net assets, end of period (000 omitted)	$12,592	$3,940	$71,573	$71,121	$46,861	$323
Portfolio turnover rate K	26% J	20%	60%	60%	80%	60% J

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 33.84%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, China Region, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$12,081,367	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.4 - 8.5 / 4.7	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$270,250,352
Gross unrealized depreciation	(176,532,572)
Net unrealized appreciation (depreciation)	$93,717,780
Tax cost	$989,062,830

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(99,049,173)
Long-term	(34,928,533)
Total capital loss carryforward	$(133,977,706)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity China Region Fund	185,085,233	132,961,986
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$33,906	$779
Class M	.25%	.25%	21,020	263
Class C	.75%	.25%	41,205	7,949
			$96,131	$8,991

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,004
Class M	1,564
Class C A	325
$5,893
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$31,380.23
Class M	10,756.26
Class C	7,984.19
China Region	917,016.18
Class I	32,351.17
Class Z	1,760.04
	$1,001,247
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity China Region Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity China Region Fund	$1,286

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity China Region Fund	8,857,783	2,809,204	777,175

Other. During the period, FMR reimbursed the Fund $254,190 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity China Region Fund	$1,054
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity China Region Fund	$5,523	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,178. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$402
Class M	483
Class C	49
$934

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $25,159.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity China Region Fund
Distributions to shareholders
Class A	$147,676	$4,134,709
Class M	22,086	1,142,842
Class C	-	1,227,041
China Region	9,963,708	144,410,750
Class I	287,558	5,718,145
Class Z	42,665	6,388,084
Total	$10,463,693	$163,021,571
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity China Region Fund
Class A
Shares sold	142,348	167,076	$5,016,973	$6,290,832
Reinvestment of distributions	4,346	93,787	141,383	3,954,050
Shares redeemed	(118,254)	(381,933)	(3,929,816)	(12,663,126)
Net increase (decrease)	28,440	(121,070)	$1,228,540	$(2,418,244)
Class M
Shares sold	48,481	14,193	$1,769,939	$518,243
Reinvestment of distributions	682	27,154	22,023	1,136,944
Shares redeemed	(21,000)	(57,927)	(705,307)	(2,269,682)
Net increase (decrease)	28,163	(16,580)	$1,086,655	$(614,495)
Class C
Shares sold	63,082	52,147	$2,109,329	$1,830,320
Reinvestment of distributions	-	28,637	-	1,153,507
Shares redeemed	(62,403)	(107,986)	(1,959,869)	(4,068,826)
Net increase (decrease)	679	(27,202)	$149,460	$(1,084,999)
China Region
Shares sold	3,583,185	4,318,983	$124,632,995	$163,821,858
Reinvestment of distributions	285,364	3,187,084	9,405,600	136,311,566
Shares redeemed	(3,771,823)	(9,920,317)	(127,181,627)	(380,571,112)
Net increase (decrease)	96,726	(2,414,250)	$6,856,968	$(80,437,688)
Class I
Shares sold	808,487	518,992	$28,385,168	$19,260,467
Reinvestment of distributions	7,396	117,730	241,861	4,994,105
Shares redeemed	(272,576)	(1,171,014)	(9,329,274)	(44,285,642)
Net increase (decrease)	543,307	(534,292)	$19,297,755	$(20,031,070)
Class Z
Shares sold	274,553	625,286	$9,861,164	$23,658,178
Reinvestment of distributions	1,256	148,353	41,047	6,272,360
Shares redeemed	(54,131)	(2,031,604)	(1,802,220)	(63,059,582)
Net increase (decrease)	221,678	(1,257,965)	$8,099,991	$(33,129,044)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Emerging Asia Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	10.3
Alibaba Group Holding Ltd. sponsored ADR (China, Broadline Retail)	7.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	6.1
Zomato Ltd. (India, Hotels, Restaurants & Leisure)	2.9
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.9
PDD Holdings, Inc. ADR (China, Broadline Retail)	2.8
Sea Ltd. ADR (Singapore, Entertainment)	2.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.9
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.8
Micron Technology, Inc.(United States of America, Semiconductors & Semiconductor Equipment)	1.8
39.8

Market Sectors (% of Fund's net assets)

Information Technology	30.6
Consumer Discretionary	26.2
Financials	12.1
Health Care	8.7
Communication Services	7.0
Industrials	6.5
Energy	2.9
Real Estate	1.7
Consumer Staples	1.7
Materials	1.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Asia Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
China - 39.3%
Agora, Inc. ADR (a)	470,000	1,574,500
Akeso, Inc. (a)(b)(c)	646,732	3,551,976
Alibaba Group Holding Ltd. (a)	3,006,364	31,788,171
Alibaba Group Holding Ltd. sponsored ADR (a)	448,405	37,975,419
Anhui Korrun Co. Ltd. (A Shares)	1,325,261	3,156,080
Antengene Corp. (a)(c)	3,408,163	1,177,096
Baidu, Inc.:
Class A (a)	103,600	1,559,378
sponsored ADR (a)	28,701	3,461,628
Bairong, Inc. (a)(c)	1,914,735	2,649,296
BC Technology Group Ltd. (a)	3,282,217	1,180,889
Beijing Sinohytec Co. Ltd. (A Shares)	439,880	5,128,280
Bilibili, Inc. ADR (a)(b)	501,772	10,216,078
BYD Co. Ltd.:
(A Shares)	100,000	3,714,194
(H Shares)	347,264	10,531,216
DPC Dash Ltd.	326,300	2,109,725
Empyrean Technology Co. Ltd. (A Shares)	233,600	3,936,109
Estun Automation Co. Ltd.:
(A Shares)	3,303,300	10,913,886
(A Shares)	855,528	2,826,608
Glodon Co. Ltd. (A Shares)	877,100	7,370,692
GRG Metrology & Test Co. Ltd. (A Shares)	1,041,390	3,415,935
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	551,732	6,541,774
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	465,297	6,137,577
Hundsun Technologies, Inc. (A Shares)	1,145,886	8,213,696
Innovent Biologics, Inc. (a)(c)	705,745	3,393,273
Jiangxi Copper Co. Ltd. (A Shares)	2,167,100	6,423,001
Joinn Laboratories China Co. Ltd. (A Shares)	611,686	4,391,439
Kangji Medical Holdings Ltd. (b)	1,511,945	1,905,184
KE Holdings, Inc. ADR (a)	772,765	12,124,683
Kindstar Globalgene Technology, Inc. (a)(c)	6,775,265	1,531,462
Li Auto, Inc.:
ADR (a)	462,710	10,873,685
Class A (a)	326,484	3,866,830
Meituan Class B (a)(c)	1,029,469	17,594,096
Microport Cardioflow Medtech Corp. (a)(b)(c)	12,173,311	3,598,162
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(c)	1,296,269	1,139,419
Ming Yuan Cloud Group Holdings Ltd.	8,275,459	4,302,934
New Horizon Health Ltd. (a)(c)	1,922,040	6,897,319
NXP Semiconductors NV	38,762	6,346,890
PDD Holdings, Inc. ADR (a)	390,699	26,626,137
RLX Technology, Inc. ADR (a)	746,592	1,836,616
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,110,632	9,947,830
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	195,089	8,819,919
Smoore International Holdings Ltd. (b)(c)	2,133,176	2,493,716
Sunac China Holdings Ltd. (a)(b)	4,892,796	1,028,368
Sungrow Power Supply Co. Ltd. (A Shares)	716,542	11,731,026
Tencent Holdings Ltd.	208,856	9,276,572
Trip.com Group Ltd. (a)	248,157	8,823,206
Trip.com Group Ltd. ADR (a)	190,206	6,754,215
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	2,490,882	3,487,191
Weihai Guangwei Composites Co. Ltd. (A Shares)	672,960	5,079,591
WuXi AppTec Co. Ltd. (H Shares) (c)	854,720	7,517,204
Wuxi Biologics (Cayman), Inc. (a)(c)	1,338,999	7,984,236
Yonyou Network Technology Co. Ltd. (A Shares)	1,636,100	5,127,677
Zai Lab Ltd. (a)	493,310	1,727,128
Zai Lab Ltd. ADR (a)	94,279	3,297,879
TOTAL CHINA		375,077,091
Hong Kong - 2.5%
AIA Group Ltd.	1,432,672	15,597,609
Hong Kong Exchanges and Clearing Ltd.	142,944	5,934,592
Huanxi Media Group Ltd. (a)	19,829,015	2,504,893
TOTAL HONG KONG		24,037,094
India - 18.4%
Amber Enterprises India Ltd. (a)	79,174	1,814,813
Asian Paints Ltd.	107,389	3,825,834
Aster DM Healthcare Ltd. (a)(c)	663,051	2,008,221
Bajaj Finance Ltd.	41,901	3,235,368
Campus Activewear Ltd.	1,630,000	7,125,845
Computer Age Management Services Private Ltd.	326,313	8,257,251
Delhivery Private Ltd.	450,164	2,067,825
Devyani International Ltd. (a)	1,695,512	3,362,871
Dixon Technologies India Ltd.	134,879	4,831,592
HDFC Asset Management Co. Ltd. (c)	355,961	7,702,489
HDFC Bank Ltd.	499,403	10,336,157
HDFC Standard Life Insurance Co. Ltd. (c)	430,500	2,797,763
Hindustan Aeronautics Ltd.	170,895	6,126,417
Housing Development Finance Corp. Ltd.	293,158	9,998,976
Indian Energy Exchange Ltd. (a)(c)	1,110,458	2,135,380
Kotak Mahindra Bank Ltd.	207,066	4,933,384
MakeMyTrip Ltd. (a)	329,745	7,729,223
One97 Communications Ltd. (a)	1,417,007	11,374,370
Page Industries Ltd.	5,450	2,695,239
Reliance Industries Ltd.	915,221	27,208,140
Sapphire Foods India Ltd. (a)	236,579	3,477,031
Tata Consultancy Services Ltd.	171,952	6,805,584
Tata Motors Ltd. (a)	1,143,147	6,827,727
Vijaya Diagnostic Centre Pvt Ltd.	196,617	909,953
Zomato Ltd. (a)	34,497,779	27,615,333
TOTAL INDIA		175,202,786
Indonesia - 0.9%
PT Bank Central Asia Tbk	13,717,603	8,489,160
Japan - 3.5%
Money Forward, Inc. (a)	401,557	16,722,577
Renesas Electronics Corp. (a)	769,328	10,026,228
Z Holdings Corp.	2,373,630	6,501,946
TOTAL JAPAN		33,250,751
Korea (South) - 9.8%
Coupang, Inc. Class A (a)	564,758	9,465,344
Delivery Hero AG (a)(c)	300,717	11,972,039
Gabia, Inc.	128,155	1,121,125
Kakao Pay Corp. (a)	188,330	7,742,364
LG Energy Solution (a)	3,400	1,482,428
Samsung Electronics Co. Ltd.	1,182,479	58,205,859
SK Hynix, Inc.	46,680	3,142,038
TOTAL KOREA (SOUTH)		93,131,197
Netherlands - 1.1%
ASML Holding NV (Netherlands)	7,702	4,867,199
Shop Apotheke Europe NV (a)(b)(c)	52,018	5,186,190
TOTAL NETHERLANDS		10,053,389
Russia - 0.1%
Yandex NV Series A (a)(b)(d)	153,309	1,165,148
Singapore - 4.3%
DBS Group Holdings Ltd.	284,779	7,036,879
Oversea-Chinese Banking Corp. Ltd.	1,182,736	11,189,737
Sea Ltd. ADR (a)	248,990	18,965,568
United Overseas Bank Ltd.	201,231	4,273,736
TOTAL SINGAPORE		41,465,920
Switzerland - 0.7%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/10/25 (a)(c)	179,025	2,971,124
ZWSOFT Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(c)	144,349	4,104,914
TOTAL SWITZERLAND		7,076,038
Taiwan - 11.1%
GlobalWafers Co. Ltd.	255,000	4,004,839
MediaTek, Inc.	158,000	3,433,127
Taiwan Semiconductor Manufacturing Co. Ltd.	4,907,892	80,313,476
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	212,253	17,892,928
TOTAL TAIWAN		105,644,370
United States of America - 5.2%
Frontage Holdings Corp. (a)(c)	17,621,768	5,482,822
GlobalFoundries, Inc. (a)	76,792	4,515,370
Micron Technology, Inc.	260,875	16,789,915
NVIDIA Corp.	28,240	7,836,318
onsemi (a)	97,043	6,983,214
Snap, Inc. Class A (a)	773,523	6,737,385
Space Exploration Technologies Corp. Class A (a)(d)(e)	11,000	847,000
TOTAL UNITED STATES OF AMERICA		49,192,024
Vietnam - 0.3%
Vietnam Dairy Products Corp.	1,043,400	3,119,146
TOTAL COMMON STOCKS (Cost $965,733,033)		926,904,114

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
China - 0.6%
ByteDance Ltd. Series E1 (a)(d)(e)	23,366	4,649,834
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	128,423	1,139,112
		5,788,946
Nonconvertible Preferred Stocks - 1.2%
China - 0.3%
ZKH Group Ltd. Series F (d)	8,603,093	3,183,144
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	200,292	8,376,501
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,559,645
TOTAL PREFERRED STOCKS (Cost $16,082,759)		17,348,591

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	4,403,084	4,403,965
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	18,907,290	18,909,181
TOTAL MONEY MARKET FUNDS (Cost $23,313,146)		23,313,146

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $1,005,128,938)	967,565,851
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(13,656,508)
NET ASSETS - 100.0%	953,909,343

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,375,388 or 11.3% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,635,946 or 0.7% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	2,560,310

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,824,011

Space Exploration Technologies Corp. Class A	2/16/21	461,989

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	180,369	121,171,588	116,947,992	230,828	-	-	4,403,965	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	32,545,160	150,143,758	163,779,737	510,747	-	-	18,909,181	0.1%
Total	32,725,529	271,315,346	280,727,729	741,575	-	-	23,313,146

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	65,038,430	39,380,659	19,842,789	5,814,982
Consumer Discretionary	250,730,031	111,396,062	139,333,969	-
Consumer Staples	15,606,792	7,022,806	8,583,986	-
Energy	27,208,140	-	27,208,140	-
Financials	116,608,149	-	116,608,149	-
Health Care	82,638,346	3,297,879	78,201,355	1,139,112
Industrials	62,744,486	-	61,897,486	847,000
Information Technology	292,013,710	66,806,334	225,207,376	-
Materials	15,328,426	-	15,328,426	-
Real Estate	16,336,195	12,124,683	1,028,368	3,183,144

Money Market Funds	23,313,146	23,313,146	-	-
Total Investments in Securities:	967,565,851	263,341,569	693,240,044	10,984,238

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$12,231,826
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(960)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,246,628)
Ending Balance	$10,984,238
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2023	$(960)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity® Emerging Asia Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,473,122) - See accompanying schedule:
Unaffiliated issuers (cost $981,815,792)	$944,252,705
Fidelity Central Funds (cost $23,313,146)	23,313,146

Total Investment in Securities (cost $1,005,128,938)		$967,565,851
Foreign currency held at value (cost $4,846,594)		4,847,712
Receivable for investments sold		6,028,688
Receivable for fund shares sold		197,741
Dividends receivable		633,766
Distributions receivable from Fidelity Central Funds		76,962
Prepaid expenses		424
Other receivables		503,976
Total assets		979,855,120
Liabilities
Payable for investments purchased	$3,578,664
Payable for fund shares redeemed	658,626
Accrued management fee	475,286
Other affiliated payables	197,833
Deferred taxes	2,009,615
Other payables and accrued expenses	115,342
Collateral on securities loaned	18,910,411
Total Liabilities		25,945,777
Net Assets		$953,909,343
Net Assets consist of:
Paid in capital		$1,246,579,636
Total accumulated earnings (loss)		(292,670,293)
Net Assets		$953,909,343
Net Asset Value , offering price and redemption price per share ($953,909,343 ÷ 26,211,079 shares)		$36.39

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$3,235,420
Non-Cash dividends		256,116
Income from Fidelity Central Funds (including $510,747 from security lending)		741,575
Income before foreign taxes withheld		$4,233,111
Less foreign taxes withheld		(509,576)
Total Income		3,723,535
Expenses
Management fee
Basic fee	$3,346,985
Performance adjustment	727,469
Transfer agent fees	964,873
Accounting fees	221,220
Custodian fees and expenses	101,709
Independent trustees' fees and expenses	3,307
Registration fees	19,651
Audit	56,891
Legal	1,244
Interest	4,608
Miscellaneous	2,237
Total expenses before reductions	5,450,194
Expense reductions	(22,698)
Total expenses after reductions		5,427,496
Net Investment income (loss)		(1,703,961)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $569,524)	(107,795,861)
Foreign currency transactions	(105,524)
Total net realized gain (loss)		(107,901,385)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,436,508)	275,078,646
Assets and liabilities in foreign currencies	379,736
Total change in net unrealized appreciation (depreciation)		275,458,382
Net gain (loss)		167,556,997
Net increase (decrease) in net assets resulting from operations		$165,853,036
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,703,961)	$(6,406,902)
Net realized gain (loss)	(107,901,385)	(135,551,761)
Change in net unrealized appreciation (depreciation)	275,458,382	(672,888,572)
Net increase (decrease) in net assets resulting from operations	165,853,036	(814,847,235)
Distributions to shareholders	-	(218,312,620)
Share transactions
Proceeds from sales of shares	68,096,921	116,575,535
Reinvestment of distributions	-	202,673,713
Cost of shares redeemed	(103,567,472)	(462,682,896)
Net increase (decrease) in net assets resulting from share transactions	(35,470,551)	(143,433,648)
Total increase (decrease) in net assets	130,382,485	(1,176,593,503)

Net Assets
Beginning of period	823,526,858	2,000,120,361
End of period	$953,909,343	$823,526,858

Other Information
Shares
Sold	1,803,232	2,698,029
Issued in reinvestment of distributions	-	3,879,665
Redeemed	(2,833,084)	(10,270,869)
Net increase (decrease)	(1,029,852)	(3,693,175)

Financial Highlights
Fidelity® Emerging Asia Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$30.23	$64.66	$63.60	$45.03	$36.69	$43.94
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.22)	(.31) C	(.12)	.34	.41
Net realized and unrealized gain (loss)	6.22	(26.97)	11.00	21.49	9.27	(7.27)
Total from investment operations	6.16	(27.19)	10.69	21.37	9.61	(6.86)
Distributions from net investment income	-	(.09)	-	(.29) D	(.39)	(.37)
Distributions from net realized gain	-	(7.15)	(9.63)	(2.51) D	(.88)	(.02)
Total distributions	-	(7.24)	(9.63)	(2.80)	(1.27)	(.39)
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$36.39	$30.23	$64.66	$63.60	$45.03	$36.69
Total Return F,G	20.38%	(46.77)%	17.02%	50.46%	26.95%	(15.75)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.10% J	1.18%	1.02%	1.13%	1.11%	1.02%
Expenses net of fee waivers, if any	1.10% J	1.17%	1.02%	1.13%	1.11%	1.02%
Expenses net of all reductions	1.10% J	1.17%	1.02%	1.10%	1.11%	1.00%
Net investment income (loss)	(.34)% J	(.51)%	(.45)% C	(.24)%	.82%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$953,909	$823,527	$2,000,120	$1,578,782	$993,620	$913,940
Portfolio turnover rate K	34% J	44%	85%	114%	61% L	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.54)%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$10,984,238	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.4 - 8.5 / 3.9	Increase
		Market approach	Transaction price	$9.50	Increase
			Discount rate	20.0%	Decrease
A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$219,176,600
Gross unrealized depreciation	(282,366,394)
Net unrealized appreciation (depreciation)	$(63,189,794)
Tax cost	$1,030,755,645

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(111,911,461)
Long-term	(4,880,227)
Total capital loss carryforward	$(116,791,688)

The Fund elected to defer to its next fiscal year $6,944,021 of ordinary losses recognized during the period January 1, 2022 to October 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Asia Fund	164,683,881	215,727,216
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Asia ex Japan Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Asia Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Asia Fund	$2,898

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Asia Fund	Borrower	$4,093,875	5.07%	$4,608

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Asia Fund	3,177,098	8,804,915	(6,897,412)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Emerging Asia Fund	$962
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Asia Fund	$54,755	$-	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $22,698.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Emerging Markets Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	8.3
Tencent Holdings Ltd. (China, Interactive Media & Services)	6.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.6
NVIDIA Corp. (United States of America, Semiconductors & Semiconductor Equipment)	3.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.9
PT Bank Central Asia Tbk (Indonesia, Banks)	2.7
Alibaba Group Holding Ltd. (China, Broadline Retail)	2.6
Kweichow Moutai Co. Ltd. (A Shares) (China, Beverages)	2.5
Housing Development Finance Corp. Ltd. (India, Financial Services)	2.3
PDD Holdings, Inc. ADR (China, Broadline Retail)	2.1
37.5

Market Sectors (% of Fund's net assets)

Information Technology	26.4
Financials	18.7
Consumer Discretionary	11.4
Communication Services	9.3
Health Care	7.6
Industrials	6.5
Consumer Staples	6.5
Energy	5.6
Materials	4.4
Utilities	1.8
Real Estate	0.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
Australia - 0.4%
Lynas Rare Earths Ltd. (a)	5,885,228	25,276,500
Brazil - 2.5%
Localiza Rent a Car SA	7,017,537	81,616,609
Localiza Rent a Car SA rights 5/11/23 (a)	27,237	93,706
PagSeguro Digital Ltd. (a)	1,068,399	10,513,046
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	17,010,284	41,674,821
XP, Inc. Class A (a)(b)	2,927,700	41,836,833
TOTAL BRAZIL		175,735,015
China - 25.8%
Alibaba Group Holding Ltd. (a)	17,145,032	181,285,169
Bank of Chengdu Co. Ltd. (A Shares)	17,931,644	35,728,045
Bilibili, Inc. ADR (a)(b)	1,830,000	37,258,800
Chervon Holdings Ltd.	9,903,337	50,396,823
Hansoh Pharmaceutical Group Co. Ltd. (c)	31,570,000	57,593,250
Huali Industrial Group Co. Ltd. (A Shares)	3,864,963	24,716,738
Kweichow Moutai Co. Ltd. (A Shares)	694,180	177,123,164
Meituan Class B (a)(c)	7,791,310	133,157,050
NetEase, Inc. ADR	465,100	41,454,363
PDD Holdings, Inc. ADR (a)	2,185,700	148,955,455
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	8,804,849	37,574,646
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,450,554	110,788,861
Silergy Corp.	2,949,000	46,515,456
Sinopharm Group Co. Ltd. (H Shares)	21,595,699	76,497,974
Sunresin New Materials Co. Ltd. (A Shares)	3,210,889	41,832,654
Tencent Holdings Ltd.	9,641,800	428,251,306
Wuliangye Yibin Co. Ltd. (A Shares)	3,772,134	92,375,107
Wuxi Biologics (Cayman), Inc. (a)(c)	11,281,000	67,266,791
Zai Lab Ltd. ADR (a)	1,006,900	35,221,362
TOTAL CHINA		1,823,993,014
France - 3.2%
Gaztransport et Technigaz SA	387,948	41,444,176
Hermes International SCA	41,119	89,113,792
LVMH Moet Hennessy Louis Vuitton SE	66,999	64,445,087
Sartorius Stedim Biotech	128,400	34,309,860
TOTAL FRANCE		229,312,915
Hong Kong - 3.1%
AIA Group Ltd.	10,430,600	113,558,732
Hong Kong Exchanges and Clearing Ltd.	1,493,574	62,008,562
Techtronic Industries Co. Ltd.	4,269,000	46,184,131
TOTAL HONG KONG		221,751,425
Hungary - 0.8%
Richter Gedeon PLC	2,267,800	54,727,029
India - 16.1%
360 ONE WAM Ltd.	5,663,156	29,166,212
HDFC Bank Ltd.	5,319,694	110,101,844
HDFC Standard Life Insurance Co. Ltd. (c)	8,040,600	52,254,798
Housing Development Finance Corp. Ltd.	4,846,446	165,301,636
Kotak Mahindra Bank Ltd.	4,620,048	110,073,453
Larsen & Toubro Ltd.	3,393,300	98,484,001
Mankind Pharma Ltd. (d)	38,701	485,715
Mankind Pharma Ltd. (d)	38,701	485,715
Petronet LNG Ltd.	19,126,300	55,610,265
Power Grid Corp. of India Ltd.	44,879,500	130,638,652
Reliance Industries Ltd.	7,001,618	208,147,546
Restaurant Brands Asia Ltd. (a)(e)	25,702,456	32,249,937
Tata Consultancy Services Ltd.	1,778,500	70,390,179
Ultratech Cement Ltd.	808,600	74,934,423
TOTAL INDIA		1,138,324,376
Indonesia - 2.7%
PT Bank Central Asia Tbk	307,131,870	190,069,026
Italy - 1.2%
Ferrari NV (b)	293,700	81,836,568
Japan - 0.4%
Hoya Corp.	290,400	30,449,904
Kazakhstan - 1.0%
Kaspi.KZ JSC GDR (Reg. S)	865,300	71,387,250
Kenya - 0.4%
Safaricom Ltd.	233,129,100	28,284,045
Korea (South) - 5.5%
Kakao Corp.	1,441,260	63,137,129
Samsung Electronics Co. Ltd.	6,683,737	328,997,514
TOTAL KOREA (SOUTH)		392,134,643
Mexico - 3.4%
Banco del Bajio SA (c)	17,066,022	56,144,787
Becle S.A.B. de CV	24,074,694	55,568,831
GCC S.A.B. de CV	4,165,500	33,114,097
Grupo Aeroportuario Norte S.A.B. de CV	8,538,587	93,860,582
TOTAL MEXICO		238,688,297
Netherlands - 3.0%
ASML Holding NV (Netherlands)	190,600	120,447,697
BE Semiconductor Industries NV (b)	1,037,800	93,016,505
TOTAL NETHERLANDS		213,464,202
Philippines - 0.5%
TaskUs, Inc. (a)(b)	2,727,456	36,711,558
Poland - 1.2%
Dino Polska SA (a)(c)	823,481	83,770,658
Russia - 0.1%
LUKOIL PJSC sponsored ADR (a)(f)	802,595	227,046
Sberbank of Russia (f)	25,741,060	184,138
Yandex NV Series A (a)(f)	1,084,187	8,239,821
TOTAL RUSSIA		8,651,005
Saudi Arabia - 5.4%
Al Rajhi Bank	7,197,220	147,371,556
Arabian Internet and Communications Services Co. Ltd.	726,600	54,048,951
Dr Sulaiman Al Habib Medical Services Group Co.	903,000	69,096,702
Sabic Agriculture-Nutrients Co.	1,448,500	51,595,595
Saudi Arabian Oil Co. (c)	5,939,100	57,004,719
TOTAL SAUDI ARABIA		379,117,523
Singapore - 0.5%
Sea Ltd. ADR (a)	440,400	33,545,268
South Africa - 0.7%
Clicks Group Ltd.	3,364,183	49,166,636
Sweden - 0.2%
VEF AB (a)(e)	86,555,885	17,707,788
Taiwan - 12.7%
ASPEED Tech, Inc.	1,041,000	89,079,416
Chailease Holding Co. Ltd.	7,617,812	55,442,732
eMemory Technology, Inc.	1,743,000	104,144,247
Taiwan Semiconductor Manufacturing Co. Ltd.	35,754,000	585,083,787
Voltronic Power Technology Corp.	1,114,868	64,060,183
TOTAL TAIWAN		897,810,365
United Arab Emirates - 0.5%
Adnoc Gas PLC	37,475,969	32,758,179
United States of America - 5.3%
Adobe, Inc. (a)	101,778	38,427,302
Globant SA (a)(b)	330,100	51,782,787
Lattice Semiconductor Corp. (a)	582,300	46,409,310
NVIDIA Corp.	855,808	237,478,162
TOTAL UNITED STATES OF AMERICA		374,097,561
Uruguay - 0.5%
Dlocal Ltd. (a)(b)	2,642,072	36,989,008
Zambia - 0.6%
First Quantum Minerals Ltd.	1,829,600	44,455,425
TOTAL COMMON STOCKS (Cost $5,942,642,725)		6,910,215,183

Preferred Stocks - 0.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Brazil - 0.3%
Creditas Financial Solutions Ltd. Series F (a)(f)(g)	64,604	18,440,566
China - 0.2%
ByteDance Ltd. Series E1 (a)(f)(g)	85,253	16,965,347
TOTAL CONVERTIBLE PREFERRED STOCKS		35,405,913
Nonconvertible Preferred Stocks - 0.2%
China - 0.2%
ZKH Group Ltd. Series F (f)	37,926,244	14,032,710
TOTAL PREFERRED STOCKS (Cost $51,152,521)		49,438,623

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	115,162,701	115,185,734
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	149,752,195	149,767,170
TOTAL MONEY MARKET FUNDS (Cost $264,952,904)		264,952,904

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $6,258,748,150)	7,224,606,710
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(154,939,239)
NET ASSETS - 100.0%	7,069,667,471

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $507,192,053 or 7.2% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Affiliated company
(f)	Level 3 security
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,405,913 or 0.5% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	9,341,528

Creditas Financial Solutions Ltd. Series F	1/28/22	20,349,123

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	67,633,060	900,474,823	852,922,149	2,696,841	-	-	115,185,734	0.3%
Fidelity Securities Lending Cash Central Fund 4.88%	93,754,025	508,011,886	451,998,741	250,936	-	-	149,767,170	0.5%
Total	161,387,085	1,408,486,709	1,304,920,890	2,947,777	-	-	264,952,904

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Restaurant Brands Asia Ltd.	38,433,791	-	645,684	-	(345,077)	(5,193,093)	32,249,937
VEF AB	18,957,451	1,207,377	-	-	-	(2,457,040)	17,707,788
Total	57,391,242	1,207,377	645,684	-	(345,077)	(7,650,133)	49,957,725

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	657,136,079	140,542,476	491,388,435	25,205,168
Consumer Discretionary	806,156,619	319,905,815	486,250,804	-
Consumer Staples	458,004,396	188,506,125	269,498,271	-
Energy	395,191,931	131,207,074	263,757,811	227,046
Financials	1,324,280,012	381,950,268	923,705,040	18,624,704
Health Care	536,923,163	193,354,953	343,568,210	-
Industrials	462,685,591	253,957,276	208,728,315	-
Information Technology	1,865,821,313	641,610,714	1,224,210,599	-
Materials	308,783,340	129,165,117	179,618,223	-
Real Estate	14,032,710	-	-	14,032,710
Utilities	130,638,652	-	130,638,652	-

Money Market Funds	264,952,904	264,952,904	-	-
Total Investments in Securities:	7,224,606,710	2,645,152,722	4,521,364,360	58,089,628
Fidelity® Emerging Markets Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $145,547,463) - See accompanying schedule:
Unaffiliated issuers (cost $5,915,443,094)	$6,909,696,081
Fidelity Central Funds (cost $264,952,904)	264,952,904
Other affiliated issuers (cost $78,352,152)	49,957,725

Total Investment in Securities (cost $6,258,748,150)		$7,224,606,710
Foreign currency held at value (cost $37,635,727)		37,485,583
Receivable for fund shares sold		8,190,442
Dividends receivable		7,375,955
Distributions receivable from Fidelity Central Funds		873,175
Prepaid expenses		2,546
Other receivables		1,393,824
Total assets		7,279,928,235
Liabilities
Payable for investments purchased
Regular delivery	$14,860,219
Delayed delivery	1,022,559
Payable for fund shares redeemed	8,048,465
Accrued management fee	3,964,728
Distribution and service plan fees payable	5,446
Other affiliated payables	845,569
Deferred taxes	31,183,531
Other payables and accrued expenses	563,077
Collateral on securities loaned	149,767,170
Total Liabilities		210,260,764
Net Assets		$7,069,667,471
Net Assets consist of:
Paid in capital		$6,562,653,309
Total accumulated earnings (loss)		507,014,162
Net Assets		$7,069,667,471

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($14,902,852 ÷ 445,575 shares) (a)		$33.45
Maximum offering price per share (100/94.25 of $33.45)		$35.49
Class M :
Net Asset Value and redemption price per share ($2,273,083 ÷ 67,867 shares) (a)		$33.49
Maximum offering price per share (100/96.50 of $33.49)		$34.70
Class C :
Net Asset Value and offering price per share ($1,751,862 ÷ 52,607 shares) (a)		$33.30
Emerging Markets :
Net Asset Value , offering price and redemption price per share ($4,243,387,998 ÷ 126,393,912 shares)		$33.57
Class K :
Net Asset Value , offering price and redemption price per share ($1,118,078,065 ÷ 33,290,508 shares)		$33.59
Class I :
Net Asset Value , offering price and redemption price per share ($109,369,862 ÷ 3,265,546 shares)		$33.49
Class Z :
Net Asset Value , offering price and redemption price per share ($1,579,903,749 ÷ 47,098,105 shares)		$33.54
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$50,310,263
Non-Cash dividends		23,096,816
Income from Fidelity Central Funds (including $250,936 from security lending)		2,947,777
Income before foreign taxes withheld		$76,354,856
Less foreign taxes withheld		(6,859,403)
Total Income		69,495,453
Expenses
Management fee	$22,427,440
Transfer agent fees	4,076,391
Distribution and service plan fees	30,808
Accounting fees	781,207
Custodian fees and expenses	781,627
Independent trustees' fees and expenses	20,845
Registration fees	168,313
Audit	83,185
Legal	5,109
Miscellaneous	13,994
Total expenses before reductions	28,388,919
Expense reductions	(154,271)
Total expenses after reductions		28,234,648
Net Investment income (loss)		41,260,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $4,191,208)	(133,870,618)
Affiliated issuers	(345,077)
Foreign currency transactions	(1,371,804)
Total net realized gain (loss)		(135,587,499)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $1,846,486)	1,276,873,577
Affiliated issuers	(7,650,133)
Assets and liabilities in foreign currencies	(54,223)
Total change in net unrealized appreciation (depreciation)		1,269,169,221
Net gain (loss)		1,133,581,722
Net increase (decrease) in net assets resulting from operations		$1,174,842,527
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,260,805	$57,338,565
Net realized gain (loss)	(135,587,499)	(249,065,256)
Change in net unrealized appreciation (depreciation)	1,269,169,221	(3,129,085,535)
Net increase (decrease) in net assets resulting from operations	1,174,842,527	(3,320,812,226)
Distributions to shareholders	(50,450,464)	(481,791,574)
Share transactions - net increase (decrease)	420,735,068	787,871,888
Total increase (decrease) in net assets	1,545,127,131	(3,014,731,912)

Net Assets
Beginning of period	5,524,540,340	8,539,272,252
End of period	$7,069,667,471	$5,524,540,340

Financial Highlights
Fidelity Advisor® Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$27.73	$47.48	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.15 D	.16 E	(.04)
Net realized and unrealized gain (loss)	5.71	(17.27)	.69
Total from investment operations	5.86	(17.11)	.65
Distributions from net investment income	(.14)	(.48)	-
Distributions from net realized gain	-	(2.16)	-
Total distributions	(.14)	(2.64)	-
Net asset value, end of period	$33.45	$27.73	$47.48
Total Return F,G,H	21.16%	(38.00)%	1.39%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.21% K	1.21%	1.25% K
Expenses net of fee waivers, if any	1.20% K	1.21%	1.25% K
Expenses net of all reductions	1.20% K	1.21%	1.25% K
Net investment income (loss)	.55% D,K	.45% E	(.17)% K
Supplemental Data
Net assets, end of period (000 omitted)	$14,903	$10,046	$6,248
Portfolio turnover rate L	19% K	34%	38% K,M

A For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .20%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$27.71	$47.42	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.10 D	.05 E	(.09)
Net realized and unrealized gain (loss)	5.72	(17.29)	.68
Total from investment operations	5.82	(17.24)	.59
Distributions from net investment income	(.04)	(.32)	-
Distributions from net realized gain	-	(2.16)	-
Total distributions	(.04)	(2.47) F	-
Net asset value, end of period	$33.49	$27.71	$47.42
Total Return G,H,I	21.00%	(38.20)%	1.26%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.49% L	1.51%	1.52% L
Expenses net of fee waivers, if any	1.48% L	1.50%	1.51% L
Expenses net of all reductions	1.47% L	1.50%	1.51% L
Net investment income (loss)	.28% D,L	.15% E	(.39)% L
Supplemental Data
Net assets, end of period (000 omitted)	$2,273	$1,392	$2,234
Portfolio turnover rate M	19% L	34%	38% L,N

A For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.07)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.08)%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the sales charges.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$27.59	$47.31	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.02 D	(.12) E	(.19)
Net realized and unrealized gain (loss)	5.69	(17.26)	.67
Total from investment operations	5.71	(17.38)	.48
Distributions from net investment income	-	(.18)	-
Distributions from net realized gain	-	(2.16)	-
Total distributions	-	(2.34)	-
Net asset value, end of period	$33.30	$27.59	$47.31
Total Return F,G,H	20.70%	(38.50)%	1.02%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.99% K	2.00%	2.01% K
Expenses net of fee waivers, if any	1.98% K	2.00%	2.01% K
Expenses net of all reductions	1.98% K	2.00%	2.01% K
Net investment income (loss)	(.23)% D,K	(.34)% E	(.86)% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,752	$1,377	$1,587
Portfolio turnover rate L	19% K	34%	38% K,M

A For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.58)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.57)%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Emerging Markets Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.87	$47.56	$40.26	$33.03	$26.66	$31.37
Income from Investment Operations
Net investment income (loss) A,B	.20 C	.28 D	.12	.15	.61 E	.24
Net realized and unrealized gain (loss)	5.74	(17.35)	7.81	7.68	5.98	(4.76)
Total from investment operations	5.94	(17.07)	7.93	7.83	6.59	(4.52)
Distributions from net investment income	(.24)	(.46)	(.09)	(.60)	(.22)	(.16)
Distributions from net realized gain	-	(2.16)	(.54)	-	- F	(.03)
Total distributions	(.24)	(2.62)	(.63)	(.60)	(.22)	(.19)
Redemption fees added to paid in capital A	-	-	-	-	-	- F
Net asset value, end of period	$33.57	$27.87	$47.56	$40.26	$33.03	$26.66
Total Return G,H	21.35%	(37.83)%	19.83%	24.09%	24.91%	(14.51)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.91% K	.90%	.88%	.92%	.94%	.96%
Expenses net of fee waivers, if any	.90% K	.90%	.88%	.92%	.94%	.96%
Expenses net of all reductions	.90% K	.90%	.88%	.91%	.92%	.92%
Net investment income (loss)	.85% C,K	.76% D	.26%	.43%	2.02% E	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$4,243,388	$3,330,900	$5,016,159	$4,526,531	$3,104,887	$3,493,583
Portfolio turnover rate L	19% K	34%	38% M	34%	85% N	86%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .50%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M The portfolio turnover rate does not include the assets acquired in the merger.

N Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Emerging Markets Fund Class K

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.90	$47.62	$40.30	$33.07	$26.70	$31.41
Income from Investment Operations
Net investment income (loss) A,B	.22 C	.33 D	.16	.19	.65 E	.28
Net realized and unrealized gain (loss)	5.75	(17.35)	7.83	7.69	5.99	(4.76)
Total from investment operations	5.97	(17.02)	7.99	7.88	6.64	(4.48)
Distributions from net investment income	(.28)	(.54)	(.12)	(.65)	(.26)	(.20)
Distributions from net realized gain	-	(2.16)	(.54)	-	- F	(.03)
Total distributions	(.28)	(2.70)	(.67) G	(.65)	(.27) G	(.23)
Redemption fees added to paid in capital A	-	-	-	-	-	- F
Net asset value, end of period	$33.59	$27.90	$47.62	$40.30	$33.07	$26.70
Total Return H,I	21.43%	(37.73)%	19.94%	24.24%	25.08%	(14.39)%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.78% L	.77%	.77%	.80%	.80%	.82%
Expenses net of fee waivers, if any	.77% L	.77%	.77%	.80%	.80%	.82%
Expenses net of all reductions	.77% L	.77%	.77%	.79%	.79%	.78%
Net investment income (loss)	.98% C,L	.88% D	.34%	.55%	2.15% E	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$1,118,078	$826,468	$1,689,454	$1,227,097	$1,018,765	$870,859
Portfolio turnover rate M	19% L	34%	38% N	34%	85% O	86%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .63%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

F Amount represents less than $.005 per share.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N The portfolio turnover rate does not include the assets acquired in the merger.

O Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$27.83	$47.55	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.20 D	.26 E	.04
Net realized and unrealized gain (loss)	5.73	(17.29)	.68
Total from investment operations	5.93	(17.03)	.72
Distributions from net investment income	(.27)	(.53)	-
Distributions from net realized gain	-	(2.16)	-
Total distributions	(.27)	(2.69)	-
Net asset value, end of period	$33.49	$27.83	$47.55
Total Return F,G	21.33%	(37.81)%	1.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.90% J	.89%	.94% J
Expenses net of fee waivers, if any	.89% J	.89%	.93% J
Expenses net of all reductions	.89% J	.89%	.93% J
Net investment income (loss)	.86% D,J	.76% E	.17% J
Supplemental Data
Net assets, end of period (000 omitted)	$109,370	$47,819	$25,824
Portfolio turnover rate K	19% J	34%	38% J,L

A For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .51%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$27.87	$47.59	$46.83
Income from Investment Operations
Net investment income (loss) B,C	.22 D	.32 E	(.03)
Net realized and unrealized gain (loss)	5.73	(17.33)	.79
Total from investment operations	5.95	(17.01)	.76
Distributions from net investment income	(.28)	(.55)	-
Distributions from net realized gain	-	(2.16)	-
Total distributions	(.28)	(2.71)	-
Net asset value, end of period	$33.54	$27.87	$47.59
Total Return F,G	21.39%	(37.74)%	1.62%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.78% J	.77%	.78% J
Expenses net of fee waivers, if any	.77% J	.77%	.78% J
Expenses net of all reductions	.77% J	.77%	.78% J
Net investment income (loss)	.98% D,J	.88% E	(.13)% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,579,904	$1,306,539	$1,797,766
Portfolio turnover rate K	19% J	34%	38% J,L

A For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .63%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,950,977,383
Gross unrealized depreciation	(1,047,413,060)
Net unrealized appreciation (depreciation)	$903,564,323
Tax cost	$6,321,042,387

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(249,361,263)
Total capital loss carryforward	$(249,361,263)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Fund	972,441,461	624,580,645
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$17,957	$2,700
Class M	.25%	.25%	4,626	60
Class C	.75%	.25%	8,225	4,394
			$30,808	$7,154

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$53,891
Class M	380
Class C A	746
$55,017
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$16,002.22
Class M	2,345.25
Class C	2,103.26
Emerging Markets	3,458,388.17
Class K	202,526.04
Class I	72,311.16
Class Z	322,716.04
	$4,076,391
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Markets Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Markets Fund	$3,351

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Fund	20,566,423	18,482,277	(5,061,934)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Emerging Markets Fund	$6,342
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Fund	$28,044	$8,778	$9,080,400
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,932. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$57
Class M	123
Class C	26
$206

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $152,133.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Emerging Markets Fund
Distributions to shareholders
Class A	$53,539	$625,889
Class M	1,926	114,309
Class C	-	82,608
Emerging Markets	28,390,916	277,953,427
Class K	8,364,511	95,062,813
Class I	674,976	1,596,371
Class Z	12,964,596	106,356,157
Total	$50,450,464	$481,791,574
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Emerging Markets Fund
Class A
Shares sold	200,715	405,334	$6,564,379	$16,326,133
Reinvestment of distributions	1,632	14,217	52,760	609,645
Shares redeemed	(119,099)	(188,821)	(3,861,772)	(6,470,572)
Net increase (decrease)	83,248	230,730	$2,755,367	$10,465,206
Class M
Shares sold	22,384	9,094	$759,065	$331,845
Reinvestment of distributions	60	2,657	1,926	114,195
Shares redeemed	(4,824)	(8,614)	(155,094)	(305,492)
Net increase (decrease)	17,620	3,137	$605,897	$140,548
Class C
Shares sold	15,042	27,888	$482,233	$1,033,697
Reinvestment of distributions	-	1,916	-	82,366
Shares redeemed	(12,345)	(13,429)	(390,151)	(473,302)
Net increase (decrease)	2,697	16,375	$92,082	$642,761
Emerging Markets
Shares sold	21,518,883	90,211,588	$704,154,869	$3,178,493,756
Reinvestment of distributions	705,770	4,752,444	22,902,138	204,307,548
Shares redeemed	(15,333,270)	(80,932,071)	(494,075,590)	(2,841,698,156)
Net increase (decrease)	6,891,383	14,031,961	$232,981,417	$541,103,148
Class K
Shares sold	9,757,457	8,137,924	$326,149,178	$295,826,108
Reinvestment of distributions	257,656	2,211,734	8,363,213	95,060,337
Shares redeemed	(6,348,363)	(16,201,876)	(208,893,775)	(567,669,911)
Net increase (decrease)	3,666,750	(5,852,218)	$125,618,616	$(176,783,466)
Class I
Shares sold	2,279,783	2,413,035	$74,403,824	$83,439,062
Reinvestment of distributions	19,449	35,220	629,629	1,511,652
Shares redeemed	(752,043)	(1,272,970)	(24,097,545)	(42,317,885)
Net increase (decrease)	1,547,189	1,175,285	$50,935,908	$42,632,829
Class Z
Shares sold	1,793,958	8,050,253	$59,528,666	$312,633,669
Reinvestment of distributions	395,803	2,468,777	12,830,167	105,984,590
Shares redeemed	(1,976,337)	(1,412,722)	(64,613,052)	(48,947,397)
Net increase (decrease)	213,424	9,106,308	$7,745,781	$369,670,862
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity Emerging Markets Fund	13%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Emerging Markets Fund	33%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Europe Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	5.4
Nestle SA (Reg. S) (United States of America, Food Products)	4.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	4.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	4.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.6
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	3.4
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	2.8
L'Oreal SA (France, Personal Care Products)	2.5
Air Liquide SA (France, Chemicals)	2.3
Sanofi SA (United States of America, Pharmaceuticals)	2.2
35.2

Market Sectors (% of Fund's net assets)

Consumer Discretionary	17.9
Financials	17.5
Health Care	15.5
Industrials	15.3
Consumer Staples	12.2
Information Technology	5.9
Energy	5.1
Materials	4.9
Communication Services	1.6
Utilities	1.2
Real Estate	1.1

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Europe Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
Australia - 2.6%
Flutter Entertainment PLC (Ireland) (a)	43,100	8,600,781
Glencore PLC	1,384,300	8,171,015
TOTAL AUSTRALIA		16,771,796
Belgium - 2.1%
Azelis Group NV	165,500	3,920,836
KBC Group NV	58,700	4,190,070
UCB SA	58,400	5,432,508
TOTAL BELGIUM		13,543,414
China - 1.0%
Prosus NV	85,912	6,429,098
Denmark - 6.8%
DSV A/S	41,600	7,813,260
Novo Nordisk A/S Series B	174,100	28,962,318
Tryg A/S	156,900	3,699,542
Vestas Wind Systems A/S	154,000	4,261,272
TOTAL DENMARK		44,736,392
Finland - 3.7%
Elisa Corp. (A Shares)	127,200	7,893,906
Nordea Bank ABP	852,900	9,466,271
Sampo Oyj (A Shares)	133,700	6,771,012
TOTAL FINLAND		24,131,189
France - 24.4%
Air Liquide SA	82,880	14,909,302
Airbus Group NV	62,700	8,780,171
AXA SA	274,500	8,959,727
BNP Paribas SA	129,200	8,348,050
Capgemini SA	44,100	8,013,116
Dassault Aviation SA	38,100	7,443,478
Dassault Systemes SA	105,500	4,262,904
Edenred SA	86,100	5,589,952
L'Oreal SA	35,000	16,689,653
LVMH Moet Hennessy Louis Vuitton SE	36,800	35,397,233
Pernod Ricard SA	41,200	9,506,400
Sartorius Stedim Biotech	22,800	6,092,405
Teleperformance	18,600	3,705,557
TotalEnergies SE	349,007	22,301,527
TOTAL FRANCE		159,999,475
Germany - 5.8%
Deutsche Borse AG	58,500	11,156,456
Deutsche Post AG	104,300	5,016,788
Merck KGaA	32,300	5,785,377
RWE AG	164,400	7,708,033
Scout24 AG (b)	47,500	2,957,224
Siemens Healthineers AG (b)	86,800	5,396,286
TOTAL GERMANY		38,020,164
Hong Kong - 1.8%
Prudential PLC	765,438	11,711,998
Ireland - 1.5%
Bank of Ireland Group PLC	648,800	6,698,732
Smurfit Kappa Group PLC	81,100	2,997,272
TOTAL IRELAND		9,696,004
Israel - 0.4%
NICE Ltd. (a)	13,200	2,710,304
Italy - 4.0%
Coca-Cola HBC AG	97,600	2,973,249
Ferrari NV (Italy)	22,100	6,144,007
FinecoBank SpA	291,635	4,412,171
Industrie de Nora SpA	120,000	2,385,393
Prada SpA	686,200	5,052,271
Recordati SpA	120,300	5,531,669
TOTAL ITALY		26,498,760
Netherlands - 4.6%
ASML Holding NV (Netherlands)	37,100	23,444,961
Heineken NV (Bearer)	60,300	6,913,558
TOTAL NETHERLANDS		30,358,519
Norway - 2.2%
Equinor ASA	223,500	6,434,796
Kongsberg Gruppen ASA	72,700	3,259,444
TGS ASA	289,483	4,530,875
TOTAL NORWAY		14,225,115
Spain - 1.5%
Amadeus IT Holding SA Class A (a)	74,700	5,250,292
CaixaBank SA	1,222,700	4,525,955
TOTAL SPAIN		9,776,247
Sweden - 5.7%
ASSA ABLOY AB (B Shares)	188,700	4,487,928
Haypp Group (a)	491,497	1,744,554
HEXPOL AB (B Shares)	385,600	4,538,439
Indutrade AB	271,700	6,509,641
Investor AB (B Shares)	378,000	8,101,804
Kry International AB (a)(c)(d)	406	31,737
Nordnet AB	233,200	3,656,595
Sandvik AB (e)	395,600	8,043,120
TOTAL SWEDEN		37,113,818
Switzerland - 2.8%
Compagnie Financiere Richemont SA Series A	111,600	18,447,577
United Kingdom - 17.8%
AstraZeneca PLC (United Kingdom)	178,600	26,283,309
B&M European Value Retail SA	1,347,200	8,121,770
Barratt Developments PLC	296,500	1,863,132
Beazley PLC	570,300	4,268,095
Berkeley Group Holdings PLC	33,600	1,877,826
Bunzl PLC	155,954	6,201,288
Compass Group PLC	380,855	10,047,321
Deliveroo PLC Class A (a)(b)	2,126,500	2,923,692
Diageo PLC	317,028	14,461,584
Direct Line Insurance Group PLC	991,089	2,137,988
Grainger Trust PLC	866,690	2,816,704
Hiscox Ltd.	301,414	4,477,440
JD Sports Fashion PLC	2,804,300	5,675,892
Judges Scientific PLC	3,879	484,568
Londonmetric Properity PLC	905,210	2,191,061
NatWest Group PLC	1,309,700	4,314,282
RELX PLC (London Stock Exchange)	376,976	12,535,811
RS GROUP PLC	320,158	3,707,332
Safestore Holdings PLC	209,545	2,608,439
TOTAL UNITED KINGDOM		116,997,534
United States of America - 9.4%
Experian PLC	209,516	7,417,889
Ferguson PLC	32,000	4,502,181
Nestle SA (Reg. S)	234,020	30,022,326
ResMed, Inc.	18,300	4,409,568
RHI Magnesita NV	26,726	759,087
Sanofi SA	135,600	14,613,375
TOTAL UNITED STATES OF AMERICA		61,724,426
TOTAL COMMON STOCKS (Cost $539,978,768)		642,891,830

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
Estonia - 0.1%
Bolt Technology OU Series E (a)(c)(d)	3,852	502,042
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(c)(d)	2,345	183,306
TOTAL PREFERRED STOCKS (Cost $2,072,807)		685,348

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	6,936,524	6,937,911
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	8,091,126	8,091,935
TOTAL MONEY MARKET FUNDS (Cost $15,029,846)		15,029,846

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $557,081,421)	658,607,024
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(3,529,293)
NET ASSETS - 100.0%	655,077,731

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,277,202 or 1.7% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $717,085 or 0.1% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	1,000,736

Kry International AB	5/14/21	176,328

Kry International AB Series E	5/14/21	1,072,071

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	67,998,020	61,060,109	127,606	-	-	6,937,911	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	3,435,000	54,086,388	49,429,453	49,464	-	-	8,091,935	0.0%
Total	3,435,000	122,084,408	110,489,562	177,070	-	-	15,029,846

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,851,130	10,851,130	-	-
Consumer Discretionary	117,575,446	36,951,654	80,623,792	-
Consumer Staples	80,566,770	36,082,860	44,483,910	-
Energy	33,267,198	4,530,875	28,736,323	-
Financials	112,486,140	63,469,672	49,016,468	-
Health Care	102,506,815	32,647,813	69,859,002	-
Industrials	100,475,957	74,999,837	25,476,120	-
Information Technology	39,148,370	38,431,285	-	717,085
Materials	31,375,115	8,294,798	23,080,317	-
Real Estate	7,616,204	7,616,204	-	-
Utilities	7,708,033	7,708,033	-	-

Money Market Funds	15,029,846	15,029,846	-	-
Total Investments in Securities:	658,607,024	336,614,007	321,275,932	717,085
Fidelity® Europe Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,562,550) - See accompanying schedule:
Unaffiliated issuers (cost $542,051,575)	$643,577,178
Fidelity Central Funds (cost $15,029,846)	15,029,846

Total Investment in Securities (cost $557,081,421)		$658,607,024
Cash		41,622
Foreign currency held at value (cost $412,426)		412,311
Receivable for investments sold		22,562
Receivable for fund shares sold		163,278
Dividends receivable		882,024
Reclaims receivable		3,856,062
Distributions receivable from Fidelity Central Funds		40,676
Prepaid expenses		242
Total assets		664,025,801
Liabilities
Payable for investments purchased	$273,783
Payable for fund shares redeemed	181,519
Accrued management fee	227,088
Distribution and service plan fees payable	7,897
Other affiliated payables	113,970
Other payables and accrued expenses	51,878
Collateral on securities loaned	8,091,935
Total Liabilities		8,948,070
Net Assets		$655,077,731
Net Assets consist of:
Paid in capital		$648,787,252
Total accumulated earnings (loss)		6,290,479
Net Assets		$655,077,731

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($17,722,109 ÷ 515,906 shares) (a)		$34.35
Maximum offering price per share (100/94.25 of $34.35)		$36.45
Class M :
Net Asset Value and redemption price per share ($4,918,865 ÷ 143,023 shares) (a)		$34.39
Maximum offering price per share (100/96.50 of $34.39)		$35.64
Class C :
Net Asset Value and offering price per share ($2,626,419 ÷ 77,373 shares) (a)		$33.94
Europe :
Net Asset Value , offering price and redemption price per share ($621,705,374 ÷ 18,081,037 shares)		$34.38
Class I :
Net Asset Value , offering price and redemption price per share ($6,156,942 ÷ 179,059 shares)		$34.38
Class Z :
Net Asset Value , offering price and redemption price per share ($1,948,022 ÷ 56,786 shares)		$34.30
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$7,892,381
Foreign Tax Reclaims		693,155
Income from Fidelity Central Funds (including $49,464 from security lending)		177,070
Income before foreign taxes withheld		$8,762,606
Less foreign taxes withheld		(1,812,088)
Total Income		6,950,518
Expenses
Management fee
Basic fee	$2,104,299
Performance adjustment	(615,629)
Transfer agent fees	529,864
Distribution and service plan fees	47,158
Accounting fees	148,645
Custodian fees and expenses	27,708
Independent trustees' fees and expenses	2,022
Registration fees	67,301
Audit	55,419
Legal	473
Miscellaneous	1,326
Total expenses before reductions	2,368,586
Expense reductions	(14,513)
Total expenses after reductions		2,354,073
Net Investment income (loss)		4,596,445
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	619,920
Foreign currency transactions	357,580
Total net realized gain (loss)		977,500
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	127,402,693
Assets and liabilities in foreign currencies	371,842
Total change in net unrealized appreciation (depreciation)		127,774,535
Net gain (loss)		128,752,035
Net increase (decrease) in net assets resulting from operations		$133,348,480
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,596,445	$12,412,102
Net realized gain (loss)	977,500	(97,543,049)
Change in net unrealized appreciation (depreciation)	127,774,535	(184,315,984)
Net increase (decrease) in net assets resulting from operations	133,348,480	(269,446,931)
Distributions to shareholders	-	(133,487,366)
Share transactions - net increase (decrease)	(30,755,462)	(44,868,451)
Total increase (decrease) in net assets	102,593,018	(447,802,748)

Net Assets
Beginning of period	552,484,713	1,000,287,461
End of period	$655,077,731	$552,484,713

Financial Highlights
Fidelity Advisor® Europe Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.58	$46.12	$35.37	$36.30	$37.61	$42.47
Income from Investment Operations
Net investment income (loss) A,B	.19	.47	.41	.19	1.41 C	.34
Net realized and unrealized gain (loss)	6.58	(12.91)	10.72	1.46	.82	(4.21) D
Total from investment operations	6.77	(12.44)	11.13	1.65	2.23	(3.87)
Distributions from net investment income	-	(.99)	(.38)	(1.50)	(.11)	(.33)
Distributions from net realized gain	-	(5.12)	-	(1.08)	(3.43)	(.66)
Total distributions	-	(6.10) E	(.38)	(2.58)	(3.54)	(.99)
Net asset value, end of period	$34.35	$27.58	$46.12	$35.37	$36.30	$37.61
Total Return F,G,H	24.55%	(30.29)%	31.60%	4.62%	7.21%	(9.31)% D
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.06% K	1.18%	1.36%	1.34%	1.09%	1.28%
Expenses net of fee waivers, if any	1.06% K	1.18%	1.36%	1.34%	1.09%	1.28%
Expenses net of all reductions	1.06% K	1.18%	1.36%	1.33%	1.07%	1.28%
Net investment income (loss)	1.18% K	1.42%	.92%	.56%	4.02% C	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$17,722	$16,495	$32,148	$23,189	$20,819	$19,531
Portfolio turnover rate L	40% K	55%	52%	39%	45%	57%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.44%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.74)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Europe Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.65	$46.18	$35.42	$36.32	$37.57	$42.47
Income from Investment Operations
Net investment income (loss) A,B	.15	.37	.27	.09	1.30 C	.21
Net realized and unrealized gain (loss)	6.59	(12.95)	10.75	1.45	.83	(4.23) D
Total from investment operations	6.74	(12.58)	11.02	1.54	2.13	(4.02)
Distributions from net investment income	-	(.83)	(.26)	(1.36)	-	(.23)
Distributions from net realized gain	-	(5.12)	-	(1.08)	(3.38)	(.66)
Total distributions	-	(5.95)	(.26)	(2.44)	(3.38)	(.88) E
Net asset value, end of period	$34.39	$27.65	$46.18	$35.42	$36.32	$37.57
Total Return F,G,H	24.38%	(30.51)%	31.20%	4.30%	6.88%	(9.63)% D
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.33% K	1.49%	1.68%	1.65%	1.41%	1.61%
Expenses net of fee waivers, if any	1.33% K	1.48%	1.68%	1.65%	1.40%	1.61%
Expenses net of all reductions	1.32% K	1.48%	1.68%	1.64%	1.38%	1.61%
Net investment income (loss)	.91% K	1.12%	.59%	.25%	3.70% C	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$4,919	$4,066	$6,937	$5,204	$5,782	$7,257
Portfolio turnover rate L	40% K	55%	52%	39%	45%	57%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.12%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (10.06)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Europe Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.36	$45.63	$35.01	$35.87	$37.23	$42.15
Income from Investment Operations
Net investment income (loss) A,B	.06	.21	.04	(.09)	1.12 C	.02
Net realized and unrealized gain (loss)	6.52	(12.84)	10.64	1.45	.82	(4.18) D
Total from investment operations	6.58	(12.63)	10.68	1.36	1.94	(4.16)
Distributions from net investment income	-	(.52)	(.06)	(1.14)	-	(.10)
Distributions from net realized gain	-	(5.12)	-	(1.08)	(3.30)	(.66)
Total distributions	-	(5.64)	(.06)	(2.22)	(3.30)	(.76)
Net asset value, end of period	$33.94	$27.36	$45.63	$35.01	$35.87	$37.23
Total Return E,F,G	24.05%	(30.85)%	30.53%	3.81%	6.35%	(10.04)% D
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.84% J	1.99%	2.19%	2.15%	1.90%	2.06%
Expenses net of fee waivers, if any	1.83% J	1.98%	2.18%	2.15%	1.90%	2.06%
Expenses net of all reductions	1.83% J	1.98%	2.18%	2.14%	1.87%	2.06%
Net investment income (loss)	.40% J	.62%	.09%	(.25)%	3.21% C	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$2,626	$2,496	$5,255	$5,242	$6,145	$10,060
Portfolio turnover rate K	40% J	55%	52%	39%	45%	57%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.63%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (10.47)%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Europe Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.57	$46.11	$35.35	$36.28	$37.70	$42.53
Income from Investment Operations
Net investment income (loss) A,B	.24	.57	.54	.30	1.52 C	.48
Net realized and unrealized gain (loss)	6.57	(12.88)	10.71	1.46	.81	(4.24) D
Total from investment operations	6.81	(12.31)	11.25	1.76	2.33	(3.76)
Distributions from net investment income	-	(1.11)	(.49)	(1.61)	(.32)	(.41)
Distributions from net realized gain	-	(5.12)	-	(1.08)	(3.43)	(.66)
Total distributions	-	(6.23)	(.49)	(2.69)	(3.75)	(1.07)
Net asset value, end of period	$34.38	$27.57	$46.11	$35.35	$36.28	$37.70
Total Return E,F	24.70%	(30.07)%	31.99%	4.95%	7.56%	(9.05)% D
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I	.88%	1.06%	1.03%	.78%	.96%
Expenses net of fee waivers, if any	.74% I	.88%	1.06%	1.03%	.77%	.96%
Expenses net of all reductions	.74% I	.88%	1.06%	1.02%	.75%	.96%
Net investment income (loss)	1.50% I	1.73%	1.21%	.86%	4.33% C	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$621,705	$523,685	$913,296	$755,125	$836,373	$941,670
Portfolio turnover rate J	40% I	55%	52%	39%	45%	57%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.75%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.48)%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Europe Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.56	$46.07	$35.34	$36.27	$37.69	$42.53
Income from Investment Operations
Net investment income (loss) A,B	.24	.60	.54	.31	1.53 C	.48
Net realized and unrealized gain (loss)	6.58	(12.91)	10.70	1.46	.80	(4.23) D
Total from investment operations	6.82	(12.31)	11.24	1.77	2.33	(3.75)
Distributions from net investment income	-	(1.08)	(.51)	(1.62)	(.32)	(.43)
Distributions from net realized gain	-	(5.12)	-	(1.08)	(3.43)	(.66)
Total distributions	-	(6.20)	(.51)	(2.70)	(3.75)	(1.09)
Net asset value, end of period	$34.38	$27.56	$46.07	$35.34	$36.27	$37.69
Total Return E,F	24.75%	(30.08)%	31.99%	4.99%	7.58%	(9.02)% D
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.86%	1.06%	1.00%	.75%	.95%
Expenses net of fee waivers, if any	.72% I	.86%	1.06%	1.00%	.74%	.95%
Expenses net of all reductions	.72% I	.86%	1.06%	.99%	.72%	.95%
Net investment income (loss)	1.52% I	1.74%	1.22%	.90%	4.36% C	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$6,157	$4,283	$14,401	$14,733	$6,686	$7,318
Portfolio turnover rate J	40% I	55%	52%	39%	45%	57%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.78%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.45)%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Europe Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$27.48	$46.00	$35.27	$36.21	$37.69	$41.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.62	.59	.34	1.53 D	.06
Net realized and unrealized gain (loss)	6.56	(12.86)	10.67	1.47	.82	(3.37) E
Total from investment operations	6.82	(12.24)	11.26	1.81	2.35	(3.31)
Distributions from net investment income	-	(1.17)	(.53)	(1.67)	(.41)	-
Distributions from net realized gain	-	(5.12)	-	(1.08)	(3.43)	-
Total distributions	-	(6.28) F	(.53)	(2.75)	(3.83) F	-
Net asset value, end of period	$34.30	$27.48	$46.00	$35.27	$36.21	$37.69
Total Return G,H	24.82%	(30.00)%	32.13%	5.11%	7.71%	(8.07)% E
Ratios to Average Net Assets C,I,J
Expenses before reductions	.62% K	.76%	.95%	.91%	.65%	.91% K
Expenses net of fee waivers, if any	.61% K	.75%	.95%	.90%	.64%	.90% K
Expenses net of all reductions	.61% K	.75%	.95%	.90%	.62%	.90% K
Net investment income (loss)	1.62% K	1.85%	1.33%	.99%	4.46% D	2.04% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,948	$1,461	$28,249	$19,479	$21,838	$104
Portfolio turnover rate L	40% K	55%	52%	39%	45%	57%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.88%.

E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.16 per share. Excluding these litigation proceeds, the total return would have been (8.50)%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Europe, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$116,586,399
Gross unrealized depreciation	(15,066,885)
Net unrealized appreciation (depreciation)	$101,519,514
Tax cost	$557,087,510

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(54,492,199)
Long-term	(44,431,472)
Total capital loss carryforward	$(98,923,671)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Europe Fund	121,863,877	149,492,663
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$22,233	$309
Class M	.25%	.25%	11,590	217
Class C	.75%	.25%	13,335	823
			$47,158	$1,349

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,595
Class M	63
Class C A	18
$1,676
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$20,777.23
Class M	5,949.26
Class C	3,452.26
Europe	495,660.17
Class I	3,674.15
Class Z	352.04
	$529,864
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Europe Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Europe Fund	1,777,727	5,941,171	(2,958,040)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Europe Fund	$599
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Europe Fund	$5,838	$-	$-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$77
Class M	146
$223

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,290.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Europe Fund
Distributions to shareholders
Class A	$-	$4,275,681
Class M	-	898,902
Class C	-	639,208
Europe	-	122,299,625
Class I	-	1,583,837
Class Z	-	3,790,113
Total	$-	$133,487,366
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Europe Fund
Class A
Shares sold	21,458	89,634	$701,355	$3,307,956
Reinvestment of distributions	-	114,063	-	4,203,218
Shares redeemed	(103,547)	(302,699)	(3,330,782)	(9,893,172)
Net increase (decrease)	(82,089)	(99,002)	$(2,629,427)	$(2,381,998)
Class M
Shares sold	1,892	8,884	$60,729	$301,526
Reinvestment of distributions	-	23,449	-	868,563
Shares redeemed	(5,908)	(35,522)	(189,847)	(1,126,542)
Net increase (decrease)	(4,016)	(3,189)	$(129,118)	$43,547
Class C
Shares sold	4,429	5,167	$141,583	$168,904
Reinvestment of distributions	-	17,238	-	634,712
Shares redeemed	(18,254)	(46,375)	(578,332)	(1,573,732)
Net increase (decrease)	(13,825)	(23,970)	$(436,749)	$(770,116)
Europe
Shares sold	620,306	1,206,003	$20,038,984	$40,801,820
Reinvestment of distributions	-	3,093,089	-	113,578,213
Shares redeemed	(1,536,714)	(5,107,735)	(48,593,953)	(176,296,705)
Net increase (decrease)	(916,408)	(808,643)	$(28,554,969)	$(21,916,672)
Class I
Shares sold	69,591	42,946	$2,309,062	$1,701,289
Reinvestment of distributions	-	41,688	-	1,530,795
Shares redeemed	(45,907)	(241,861)	(1,434,540)	(8,753,022)
Net increase (decrease)	23,684	(157,227)	$874,522	$(5,520,938)
Class Z
Shares sold	7,625	91,178	$247,444	$3,170,475
Reinvestment of distributions	-	99,611	-	3,642,775
Shares redeemed	(3,979)	(751,739)	(127,165)	(21,135,524)
Net increase (decrease)	3,646	(560,950)	$120,279	$(14,322,274)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Japan Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Sony Group Corp. (Household Durables)	4.7
Sumitomo Mitsui Financial Group, Inc. (Banks)	4.6
Hoya Corp. (Health Care Equipment & Supplies)	3.9
Hitachi Ltd. (Industrial Conglomerates)	3.7
DENSO Corp. (Automobile Components)	3.3
ORIX Corp. (Financial Services)	3.2
Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	3.2
Tokio Marine Holdings, Inc. (Insurance)	2.9
Shin-Etsu Chemical Co. Ltd. (Chemicals)	2.6
INPEX Corp. (Oil, Gas & Consumable Fuels)	2.5
34.6

Market Sectors (% of Fund's net assets)

Information Technology	17.4
Industrials	17.4
Consumer Discretionary	17.1
Financials	11.8
Health Care	9.4
Materials	7.3
Communication Services	5.8
Consumer Staples	5.5
Energy	2.9
Real Estate	1.4
Utilities	1.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Japan Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.1%
JTOWER, Inc. (a)	165,600	7,141,744
Entertainment - 1.4%
Capcom Co. Ltd.	61,500	2,311,023
Daiichikosho Co. Ltd.	369,000	6,615,512
		8,926,535
Interactive Media & Services - 1.8%
Hypebeast Ltd. (a)	16,722,500	628,778
Kakaku.com, Inc.	389,900	5,364,526
Z Holdings Corp.	1,944,000	5,325,085
		11,318,389
Media - 0.2%
ValueCommerce Co. Ltd.	116,800	1,131,369
Wireless Telecommunication Services - 1.3%
SoftBank Group Corp.	231,700	8,689,311
TOTAL COMMUNICATION SERVICES		37,207,348
CONSUMER DISCRETIONARY - 17.1%
Automobile Components - 4.1%
DENSO Corp.	352,600	21,284,209
Koito Manufacturing Co. Ltd.	256,800	4,967,400
		26,251,609
Automobiles - 2.1%
Isuzu Motors Ltd.	503,400	5,944,662
Suzuki Motor Corp.	217,400	7,580,407
		13,525,069
Broadline Retail - 0.8%
Pan Pacific International Holdings Ltd.	293,200	5,479,008
Hotels, Restaurants & Leisure - 0.9%
Curves Holdings Co. Ltd.	576,700	3,362,245
Kyoritsu Maintenance Co. Ltd.	62,500	2,522,883
		5,885,128
Household Durables - 6.1%
Chervon Holdings Ltd.	381,500	1,941,405
Open House Group Co. Ltd.	172,000	6,875,313
Sony Group Corp.	337,300	30,516,796
		39,333,514
Leisure Products - 0.7%
Roland Corp.	147,700	4,427,438
Specialty Retail - 2.4%
Fast Retailing Co. Ltd.	40,000	9,472,065
ZOZO, Inc.	271,200	5,707,230
		15,179,295
TOTAL CONSUMER DISCRETIONARY		110,081,061
CONSUMER STAPLES - 5.5%
Consumer Staples Distribution & Retail - 4.2%
Nishimoto Co. Ltd.	137,900	3,928,331
Seven & i Holdings Co. Ltd.	327,100	14,823,338
Sugi Holdings Co. Ltd.	50,700	2,150,940
Tsuruha Holdings, Inc.	49,900	3,268,237
Welcia Holdings Co. Ltd.	142,300	2,979,344
		27,150,190
Personal Care Products - 1.3%
Shiseido Co. Ltd.	165,100	8,275,769
TOTAL CONSUMER STAPLES		35,425,959
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Idemitsu Kosan Co. Ltd.	125,500	2,672,277
INPEX Corp.	1,489,700	16,301,866
		18,974,143
FINANCIALS - 11.8%
Banks - 4.6%
Sumitomo Mitsui Financial Group, Inc.	727,800	29,747,834
Capital Markets - 0.5%
SBI Holdings, Inc. Japan	155,200	3,031,174
Financial Services - 3.2%
ORIX Corp.	1,221,800	20,785,901
Insurance - 3.5%
Lifenet Insurance Co. (a)	454,100	3,957,714
Tokio Marine Holdings, Inc.	907,200	18,241,101
		22,198,815
TOTAL FINANCIALS		75,763,724
HEALTH CARE - 9.4%
Biotechnology - 0.2%
PeptiDream, Inc. (a)	110,100	1,487,558
Health Care Equipment & Supplies - 5.1%
Hoya Corp.	236,500	24,798,217
Olympus Corp.	455,700	7,977,674
		32,775,891
Health Care Technology - 0.1%
Medlive Technology Co. Ltd. (b)	637,500	705,979
Pharmaceuticals - 4.0%
Astellas Pharma, Inc.	859,100	12,941,967
Daiichi Sankyo Kabushiki Kaisha	367,300	12,603,758
		25,545,725
TOTAL HEALTH CARE		60,515,153
INDUSTRIALS - 17.4%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Class A (a)(c)(d)	18,055	1,390,235
Building Products - 1.9%
Daikin Industries Ltd.	50,400	9,154,206
Toto Ltd.	97,800	3,344,931
		12,499,137
Ground Transportation - 0.5%
Seibu Holdings, Inc.	286,100	3,202,140
Industrial Conglomerates - 3.7%
Hitachi Ltd.	433,700	23,989,958
Machinery - 3.8%
Minebea Mitsumi, Inc.	372,100	6,890,786
Misumi Group, Inc.	390,960	9,862,829
Mitsubishi Heavy Industries Ltd.	74,000	2,806,098
Nabtesco Corp.	189,900	4,577,259
		24,136,972
Professional Services - 5.9%
Dip Corp.	81,700	2,015,709
Funai Soken Holdings, Inc.	272,000	5,214,126
Outsourcing, Inc.	424,900	4,328,276
Persol Holdings Co. Ltd.	735,400	15,163,518
SMS Co., Ltd.	241,900	5,684,675
TechnoPro Holdings, Inc.	193,400	5,276,666
		37,682,970
Trading Companies & Distributors - 1.4%
Itochu Corp.	280,000	9,288,961
TOTAL INDUSTRIALS		112,190,373
INFORMATION TECHNOLOGY - 17.4%
Electronic Equipment, Instruments & Components - 1.9%
Dexerials Corp.	163,900	3,119,112
Iriso Electronics Co. Ltd.	106,200	3,635,186
TDK Corp.	160,200	5,507,504
		12,261,802
IT Services - 6.9%
Digital Hearts Holdings Co. Ltd.	306,492	3,320,594
DTS Corp.	156,600	3,720,749
ExaWizards, Inc. (a)	627,500	1,540,479
Fujitsu Ltd.	106,000	14,127,395
Net One Systems Co. Ltd.	188,900	4,453,955
Nomura Research Institute Ltd.	226,800	5,706,185
NSD Co. Ltd.	300,100	5,520,755
Techmatrix Corp.	346,600	4,135,652
TIS, Inc.	86,000	2,361,536
		44,887,300
Semiconductors & Semiconductor Equipment - 6.1%
Advantest Corp.	56,900	4,434,326
Furuya Metal Co. Ltd.	5,200	345,483
Renesas Electronics Corp. (a)	1,582,200	20,619,941
ROHM Co. Ltd.	85,000	6,399,496
Sumco Corp.	529,600	7,293,469
		39,092,715
Software - 0.9%
Appier Group, Inc. (a)	76,600	869,847
Money Forward, Inc. (a)	118,800	4,947,348
		5,817,195
Technology Hardware, Storage & Peripherals - 1.6%
FUJIFILM Holdings Corp.	195,600	10,194,667
TOTAL INFORMATION TECHNOLOGY		112,253,679
MATERIALS - 7.3%
Chemicals - 7.3%
JSR Corp.	382,200	8,868,358
Kansai Paint Co. Ltd.	389,500	5,491,164
Nippon Sanso Holdings Corp.	238,000	4,294,159
Nissan Chemical Corp.	64,500	2,866,512
NOF Corp.	90,400	4,130,508
Shin-Etsu Chemical Co. Ltd.	577,500	16,479,437
Tokyo Ohka Kogyo Co. Ltd.	87,300	4,557,342
		46,687,480
REAL ESTATE - 1.4%
Real Estate Management & Development - 1.4%
Relo Group, Inc.	588,300	9,145,940
UTILITIES - 1.3%
Electric Utilities - 1.3%
Kansai Electric Power Co., Inc.	760,800	8,212,620
TOTAL COMMON STOCKS (Cost $519,241,356)		626,457,480

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e) (Cost $1,569,567)	1,569,253	1,569,567

TOTAL INVESTMENT IN SECURITIES - 97.5% (Cost $520,810,923)	628,027,047
NET OTHER ASSETS (LIABILITIES) - 2.5%	15,897,700
NET ASSETS - 100.0%	643,924,747

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $705,979 or 0.1% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,390,235 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,151,846

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	1,141,639	27,677,981	27,250,053	21,080	-	-	1,569,567	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	2,829,335	42,981,118	45,810,453	10,838	-	-	-	0.0%
Total	3,970,974	70,659,099	73,060,506	31,918	-	-	1,569,567

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	37,207,348	-	37,207,348	-
Consumer Discretionary	110,081,061	-	110,081,061	-
Consumer Staples	35,425,959	-	35,425,959	-
Energy	18,974,143	-	18,974,143	-
Financials	75,763,724	-	75,763,724	-
Health Care	60,515,153	-	60,515,153	-
Industrials	112,190,373	-	110,800,138	1,390,235
Information Technology	112,253,679	-	112,253,679	-
Materials	46,687,480	-	46,687,480	-
Real Estate	9,145,940	-	9,145,940	-
Utilities	8,212,620	-	8,212,620	-

Money Market Funds	1,569,567	1,569,567	-	-
Total Investments in Securities:	628,027,047	1,569,567	625,067,245	1,390,235
Fidelity® Japan Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $519,241,356)	$626,457,480
Fidelity Central Funds (cost $1,569,567)	1,569,567

Total Investment in Securities (cost $520,810,923)		$628,027,047
Foreign currency held at value (cost $12,441,744)		12,242,243
Receivable for fund shares sold		176,093
Dividends receivable		5,066,287
Interest receivable		364
Distributions receivable from Fidelity Central Funds		6,415
Prepaid expenses		238
Total assets		645,518,687
Liabilities
Payable for investments purchased	$1,014,052
Payable for fund shares redeemed	49,903
Accrued management fee	409,816
Distribution and service plan fees payable	5,802
Other affiliated payables	72,713
Other payables and accrued expenses	41,654
Total Liabilities		1,593,940
Net Assets		$643,924,747
Net Assets consist of:
Paid in capital		$545,246,197
Total accumulated earnings (loss)		98,678,550
Net Assets		$643,924,747

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($14,431,524 ÷ 943,136 shares) (a)		$15.30
Maximum offering price per share (100/94.25 of $15.30)		$16.23
Class M :
Net Asset Value and redemption price per share ($2,545,178 ÷ 167,523 shares) (a)		$15.19
Maximum offering price per share (100/96.50 of $15.19)		$15.74
Class C :
Net Asset Value and offering price per share ($1,973,157 ÷ 132,029 shares) (a)		$14.94
Japan :
Net Asset Value , offering price and redemption price per share ($142,549,341 ÷ 9,244,397 shares)		$15.42
Class I :
Net Asset Value , offering price and redemption price per share ($32,907,380 ÷ 2,116,987 shares)		$15.54
Class Z :
Net Asset Value , offering price and redemption price per share ($449,518,167 ÷ 29,209,281 shares)		$15.39
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$6,907,401
Income from Fidelity Central Funds (including $10,838 from security lending)		31,918
Income before foreign taxes withheld		$6,939,319
Less foreign taxes withheld		(690,740)
Total Income		6,248,579
Expenses
Management fee
Basic fee	$2,090,923
Performance adjustment	387,368
Transfer agent fees	275,141
Distribution and service plan fees	35,161
Accounting fees	147,861
Custodian fees and expenses	14,884
Independent trustees' fees and expenses	1,979
Registration fees	65,349
Audit	33,112
Legal	469
Interest	15,104
Miscellaneous	1,314
Total expenses before reductions	3,068,665
Expense reductions	(14,780)
Total expenses after reductions		3,053,885
Net Investment income (loss)		3,194,694
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,512,117
Foreign currency transactions	1,339,500
Total net realized gain (loss)		10,851,617
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	73,081,881
Assets and liabilities in foreign currencies	(163,464)
Total change in net unrealized appreciation (depreciation)		72,918,417
Net gain (loss)		83,770,034
Net increase (decrease) in net assets resulting from operations		$86,964,728
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,194,694	$4,298,398
Net realized gain (loss)	10,851,617	(11,275,330)
Change in net unrealized appreciation (depreciation)	72,918,417	(232,721,817)
Net increase (decrease) in net assets resulting from operations	86,964,728	(239,698,749)
Distributions to shareholders	-	(85,697,627)
Share transactions - net increase (decrease)	(15,273,144)	66,247,709
Total increase (decrease) in net assets	71,691,584	(259,148,667)

Net Assets
Beginning of period	572,233,163	831,381,830
End of period	$643,924,747	$572,233,163

Financial Highlights
Fidelity Advisor® Japan Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.26	$20.90	$17.50	$15.80	$14.15	$15.08
Income from Investment Operations
Net investment income (loss) A,B	.05	.04	.02	.05	.07	.03
Net realized and unrealized gain (loss)	1.99	(5.58)	3.71	1.81	1.58	(.85)
Total from investment operations	2.04	(5.54)	3.73	1.86	1.65	(.82)
Distributions from net investment income	-	(.55)	(.07)	(.07)	-	(.08)
Distributions from net realized gain	-	(1.55)	(.25)	(.09)	-	(.04)
Total distributions	-	(2.10)	(.33) C	(.16)	-	(.11) C
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$15.30	$13.26	$20.90	$17.50	$15.80	$14.15
Total Return E,F,G	15.38%	(29.38)%	21.42%	11.85%	11.66%	(5.48)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.36% J	1.39%	1.38%	1.37%	1.33%	1.33%
Expenses net of fee waivers, if any	1.36% J	1.39%	1.38%	1.37%	1.32%	1.33%
Expenses net of all reductions	1.36% J	1.39%	1.38%	1.37%	1.32%	1.32%
Net investment income (loss)	.66% J	.26%	.08%	.35%	.51%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$14,432	$13,004	$20,357	$16,181	$16,069	$14,587
Portfolio turnover rate K	19% J	26%	31%	22%	27%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Japan Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$20.76	$17.40	$15.71	$14.11	$15.06
Income from Investment Operations
Net investment income (loss) A,B	.03	(.01)	(.05)	.01	.03	(.03)
Net realized and unrealized gain (loss)	1.97	(5.55)	3.69	1.80	1.57	(.84)
Total from investment operations	2.00	(5.56)	3.64	1.81	1.60	(.87)
Distributions from net investment income	-	(.46)	(.02)	(.03)	-	(.05)
Distributions from net realized gain	-	(1.55)	(.25)	(.09)	-	(.04)
Total distributions	-	(2.01)	(.28) C	(.12)	-	(.08) C
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$15.19	$13.19	$20.76	$17.40	$15.71	$14.11
Total Return E,F,G	15.16%	(29.55)%	21.00%	11.55%	11.34%	(5.81)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.65% J	1.69%	1.70%	1.67%	1.64%	1.67%
Expenses net of fee waivers, if any	1.65% J	1.69%	1.70%	1.67%	1.64%	1.67%
Expenses net of all reductions	1.62% J	1.69%	1.70%	1.67%	1.63%	1.66%
Net investment income (loss)	.40% J	(.04)%	(.23)%	.04%	.19%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,545	$2,282	$3,919	$3,728	$3,945	$3,993
Portfolio turnover rate K	19% J	26%	31%	22%	27%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Japan Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.00	$20.43	$17.17	$15.49	$13.97	$14.92
Income from Investment Operations
Net investment income (loss) A,B	- C	(.07)	(.12)	(.05)	(.02)	(.08)
Net realized and unrealized gain (loss)	1.94	(5.49)	3.63	1.77	1.54	(.83)
Total from investment operations	1.94	(5.56)	3.51	1.72	1.52	(.91)
Distributions from net investment income	-	(.33)	(.01)	-	-	- C
Distributions from net realized gain	-	(1.55)	(.25)	(.04)	-	(.04)
Total distributions	-	(1.87) D	(.25) D	(.04)	-	(.04)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$14.94	$13.00	$20.43	$17.17	$15.49	$13.97
Total Return E,F,G	14.92%	(29.85)%	20.54%	11.09%	10.88%	(6.13)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.07% J	2.11%	2.09%	2.06%	2.01%	2.04%
Expenses net of fee waivers, if any	2.07% J	2.10%	2.09%	2.05%	2.00%	2.03%
Expenses net of all reductions	2.07% J	2.10%	2.09%	2.05%	2.00%	2.03%
Net investment income (loss)	(.04)% J	(.46)%	(.63)%	(.34)%	(.17)%	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,973	$2,179	$4,778	$6,167	$8,829	$12,586
Portfolio turnover rate K	19% J	26%	31%	22%	27%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Japan Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.35	$21.01	$17.58	$15.86	$14.20	$15.13
Income from Investment Operations
Net investment income (loss) A,B	.07	.08	.08	.10	.12	.07
Net realized and unrealized gain (loss)	2.00	(5.60)	3.72	1.81	1.59	(.86)
Total from investment operations	2.07	(5.52)	3.80	1.91	1.71	(.79)
Distributions from net investment income	-	(.59)	(.11)	(.11)	(.05)	(.11)
Distributions from net realized gain	-	(1.55)	(.25)	(.09)	-	(.04)
Total distributions	-	(2.14)	(.37) C	(.19) C	(.05)	(.14) C
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$15.42	$13.35	$21.01	$17.58	$15.86	$14.20
Total Return E,F	15.51%	(29.16)%	21.75%	12.16%	12.10%	(5.28)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.10% I	1.13%	1.09%	1.06%	1.01%	1.05%
Expenses net of fee waivers, if any	1.09% I	1.12%	1.09%	1.06%	1.01%	1.05%
Expenses net of all reductions	1.09% I	1.12%	1.09%	1.06%	1.00%	1.04%
Net investment income (loss)	.93% I	.52%	.37%	.65%	.82%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$142,549	$113,015	$167,954	$274,433	$401,344	$297,644
Portfolio turnover rate J	19% I	26%	31%	22%	27%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Japan Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.45	$20.97	$17.56	$15.85	$14.18	$15.12
Income from Investment Operations
Net investment income (loss) A,B	.07	.09	.09	.11	.13	.08
Net realized and unrealized gain (loss)	2.02	(5.65)	3.71	1.81	1.58	(.85)
Total from investment operations	2.09	(5.56)	3.80	1.92	1.71	(.77)
Distributions from net investment income	-	(.41)	(.14)	(.12)	(.04)	(.14)
Distributions from net realized gain	-	(1.55)	(.25)	(.09)	-	(.04)
Total distributions	-	(1.96)	(.39)	(.21)	(.04)	(.17) C
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$15.54	$13.45	$20.97	$17.56	$15.85	$14.18
Total Return E,F	15.54%	(29.15)%	21.80%	12.20%	12.12%	(5.18)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.08% I	1.09%	1.04%	1.01%	.96%	.98%
Expenses net of fee waivers, if any	1.07% I	1.09%	1.04%	1.01%	.96%	.98%
Expenses net of all reductions	1.07% I	1.09%	1.04%	1.00%	.95%	.97%
Net investment income (loss)	.95% I	.56%	.43%	.71%	.87%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$32,907	$33,320	$48,887	$473,859	$319,164	$192,555
Portfolio turnover rate J	19% I	26%	31%	22%	27%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Japan Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.31	$20.98	$17.56	$15.84	$14.19	$15.77
Income from Investment Operations
Net investment income (loss) B,C	.08	.11	.10	.13	.14	(.01)
Net realized and unrealized gain (loss)	2.00	(5.59)	3.72	1.81	1.57	(1.57)
Total from investment operations	2.08	(5.48)	3.82	1.94	1.71	(1.58)
Distributions from net investment income	-	(.64)	(.15)	(.13)	(.06)	-
Distributions from net realized gain	-	(1.55)	(.25)	(.09)	-	-
Total distributions	-	(2.19)	(.40)	(.22)	(.06)	-
Net asset value, end of period	$15.39	$13.31	$20.98	$17.56	$15.84	$14.19
Total Return D,E	15.63%	(29.07)%	21.93%	12.36%	12.14%	(10.02)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.93% H	.96%	.96%	.92%	.87%	.96% H
Expenses net of fee waivers, if any	.93% H	.96%	.96%	.92%	.87%	.96% H
Expenses net of all reductions	.93% H	.96%	.96%	.92%	.86%	.95% H
Net investment income (loss)	1.09% H	.69%	.51%	.79%	.96%	(.73)% H
Supplemental Data
Net assets, end of period (000 omitted)	$449,518	$408,434	$585,487	$8,368	$8,136	$90
Portfolio turnover rate I	19% H	26%	31%	22%	27%	40%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Japan Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$147,998,435
Gross unrealized depreciation	(44,124,724)
Net unrealized appreciation (depreciation)	$103,873,711
Tax cost	$524,153,336

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,880,483)
Long-term	-
Total capital loss carryforward	$(10,880,483)

The fund elected to defer to its next fiscal year $6,249,784 of ordinary losses recognized during the period January 1, 2022 to October 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Fund	7,337,633	74,411,275
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$17,731	$190
Class M	.25%	.25%	6,246	79
Class C	.75%	.25%	11,184	825
			$35,161	$1,094

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$630
Class M	122
Class C A	14
$766
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$15,733.22
Class M	3,213.26
Class C	2,027.18
Japan	134,171.21
Class I	27,773.18
Class Z	92,224.04
	$275,141
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Japan Fund	.05

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Japan Fund	Borrower	$9,038,500	4.30%	$15,104

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Japan Fund	58,343	350,123	8,902
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Japan Fund	$600
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Japan Fund	$1,147	$-	$-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses.   During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$186
Class M	302
Class C	26
$514

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,266.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Japan Fund
Distributions to shareholders
Class A	$-	$2,019,337
Class M	-	368,577
Class C	-	426,706
Japan	-	17,143,088
Class I	-	4,520,940
Class Z	-	61,218,979
Total	$-	$85,697,627

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Japan Fund
Class A
Shares sold	38,280	117,484	$572,904	$1,791,821
Reinvestment of distributions	-	100,623	-	1,865,544
Shares redeemed	(75,588)	(211,780)	(1,119,683)	(3,414,360)
Net increase (decrease)	(37,308)	6,327	$(546,779)	$243,005
Class M
Shares sold	2,744	13,826	$40,557	$202,895
Reinvestment of distributions	-	19,910	-	368,140
Shares redeemed	(8,285)	(49,434)	(120,791)	(787,625)
Net increase (decrease)	(5,541)	(15,698)	$(80,234)	$(216,590)
Class C
Shares sold	9,196	8,561	$133,571	$138,296
Reinvestment of distributions	-	23,330	-	426,706
Shares redeemed	(44,782)	(98,132)	(655,321)	(1,544,500)
Net increase (decrease)	(35,586)	(66,241)	$(521,750)	$(979,498)
Japan
Shares sold	1,643,313	1,808,139	$24,695,867	$29,931,437
Reinvestment of distributions	-	867,250	-	16,148,203
Shares redeemed	(865,667)	(2,201,846)	(12,775,173)	(35,408,192)
Net increase (decrease)	777,646	473,543	$11,920,694	$10,671,448
Class I
Shares sold	1,158,328	694,437	$17,365,542	$11,578,345
Reinvestment of distributions	-	176,445	-	3,310,112
Shares redeemed	(1,517,801)	(725,162)	(22,181,444)	(12,524,199)
Net increase (decrease)	(359,473)	145,720	$(4,815,902)	$2,364,258
Class Z
Shares sold	134,257	833,537	$1,955,047	$13,605,712
Reinvestment of distributions	-	3,263,046	-	60,496,866
Shares redeemed	(1,609,645)	(1,323,692)	(23,184,220)	(19,937,492)
Net increase (decrease)	(1,475,388)	2,772,891	$(21,229,173)	$54,165,086
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Japan Fund	60%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Fund	69%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Japan Smaller Companies Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	2.8
INPEX Corp. (Oil, Gas & Consumable Fuels)	2.5
Amano Corp. (Electronic Equipment, Instruments & Components)	2.3
Money Forward, Inc. (Software)	2.3
Kansai Electric Power Co., Inc. (Electric Utilities)	2.1
Central Automotive Products Ltd. (Distributors)	1.9
Fast Retailing Co. Ltd. (Specialty Retail)	1.9
Funai Soken Holdings, Inc. (Professional Services)	1.8
Capcom Co. Ltd. (Entertainment)	1.8
Asahi Group Holdings (Beverages)	1.8
21.2

Market Sectors (% of Fund's net assets)

Industrials	22.3
Information Technology	19.9
Consumer Discretionary	19.2
Materials	8.3
Financials	8.2
Consumer Staples	5.2
Communication Services	4.3
Utilities	3.3
Energy	2.5
Real Estate	2.0
Health Care	1.7

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Japan Smaller Companies Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Entertainment - 3.0%
Capcom Co. Ltd.	184,500	6,933,069
Daiichikosho Co. Ltd.	260,300	4,666,715
		11,599,784
Interactive Media & Services - 1.3%
Kakaku.com, Inc.	355,400	4,889,850
TOTAL COMMUNICATION SERVICES		16,489,634
CONSUMER DISCRETIONARY - 19.2%
Automobile Components - 2.3%
DENSO Corp.	65,400	3,947,780
Shoei Co. Ltd.	257,800	4,782,472
		8,730,252
Automobiles - 3.2%
Isuzu Motors Ltd.	526,400	6,216,270
Suzuki Motor Corp.	181,200	6,318,168
		12,534,438
Broadline Retail - 1.5%
Pan Pacific International Holdings Ltd.	313,000	5,849,010
Distributors - 1.9%
Central Automotive Products Ltd.	355,300	7,554,016
Hotels, Restaurants & Leisure - 2.1%
Curves Holdings Co. Ltd.	464,600	2,708,686
Koshidaka Holdings Co. Ltd.	654,700	5,542,663
		8,251,349
Household Durables - 1.2%
Open House Group Co. Ltd.	114,200	4,564,888
Leisure Products - 1.8%
Bandai Namco Holdings, Inc.	147,900	3,359,611
Roland Corp.	123,100	3,690,031
		7,049,642
Specialty Retail - 5.2%
ABC-MART, Inc.	73,000	4,148,499
Arcland Sakamoto Co. Ltd.	202,500	2,293,520
Fast Retailing Co. Ltd.	30,900	7,317,171
Fuji Corp.	663,800	6,424,228
		20,183,418
TOTAL CONSUMER DISCRETIONARY		74,717,013
CONSUMER STAPLES - 5.2%
Beverages - 1.8%
Asahi Group Holdings	175,200	6,768,694
Food Products - 1.8%
Ajinomoto Co., Inc.	58,600	2,107,512
Kotobuki Spirits Co. Ltd.	68,100	5,028,826
		7,136,338
Personal Care Products - 1.6%
Shiseido Co. Ltd.	124,300	6,230,636
TOTAL CONSUMER STAPLES		20,135,668
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
INPEX Corp.	893,600	9,778,712
FINANCIALS - 8.2%
Banks - 1.3%
Bank of Kyoto Ltd.	102,300	5,033,410
Financial Services - 1.8%
ORIX Corp.	243,000	4,134,043
Zenkoku Hosho Co. Ltd.	76,300	2,804,340
		6,938,383
Insurance - 5.1%
Lifenet Insurance Co. (a)	322,000	2,806,395
Sompo Holdings, Inc.	106,600	4,448,375
T&D Holdings, Inc.	523,200	6,407,290
Tokio Marine Holdings, Inc.	299,200	6,016,025
		19,678,085
TOTAL FINANCIALS		31,649,878
HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 0.7%
Eiken Chemical Co. Ltd.	232,000	2,697,423
Health Care Providers & Services - 1.0%
As One Corp.	93,700	3,969,557
TOTAL HEALTH CARE		6,666,980
INDUSTRIALS - 22.3%
Air Freight & Logistics - 0.7%
SG Holdings Co. Ltd.	204,500	2,942,719
Commercial Services & Supplies - 0.7%
Park24 Co. Ltd. (a)	168,500	2,604,518
Construction & Engineering - 0.9%
Raito Kogyo Co. Ltd.	226,900	3,346,724
Electrical Equipment - 0.7%
SWCC Showa Holdings Co. Ltd.	200,400	2,602,895
Machinery - 4.5%
CKD Corp.	231,400	3,524,823
Minebea Mitsumi, Inc.	295,200	5,466,702
Misumi Group, Inc.	205,637	5,187,647
Nabtesco Corp.	137,800	3,321,465
		17,500,637
Marine Transportation - 1.2%
Nippon Concept Corp.	400,000	4,769,407
Professional Services - 7.1%
Funai Soken Holdings, Inc.	362,780	6,954,340
Open Up Group, Inc.	232,500	3,444,303
Persol Holdings Co. Ltd.	180,000	3,711,495
TechnoPro Holdings, Inc.	208,000	5,675,008
TKC Corp.	190,200	5,140,605
Visional, Inc. (a)	53,600	2,810,982
		27,736,733
Trading Companies & Distributors - 4.9%
Hanwa Co. Ltd.	119,250	3,692,587
Inaba Denki Sangyo Co. Ltd.	295,700	6,604,747
Itochu Corp.	155,600	5,162,008
Mitani Shoji Co. Ltd.	290,300	2,858,970
Yuasa Trading Co. Ltd.	29,400	853,842
		19,172,154
Transportation Infrastructure - 1.6%
Kamigumi Co. Ltd.	276,100	6,050,969
TOTAL INDUSTRIALS		86,726,756
INFORMATION TECHNOLOGY - 19.9%
Electronic Equipment, Instruments & Components - 7.3%
Amano Corp.	447,900	9,119,672
Azbil Corp.	161,100	4,505,446
Dexerials Corp.	114,600	2,180,905
Ibiden Co. Ltd.	98,600	3,879,539
Kohoku Kogyo Co. Ltd. (b)	42,600	1,589,343
Maruwa Ceramic Co. Ltd.	35,000	4,463,374
Shibaura Electronics Co. Ltd.	62,100	2,611,248
		28,349,527
IT Services - 5.6%
Argo Graphics, Inc.	216,400	6,097,516
GMO Internet, Inc.	159,800	3,214,644
Net One Systems Co. Ltd.	286,100	6,745,773
NSD Co. Ltd.	295,000	5,426,933
		21,484,866
Semiconductors & Semiconductor Equipment - 3.8%
Renesas Electronics Corp. (a)	851,000	11,090,614
Sumco Corp.	273,257	3,763,201
		14,853,815
Software - 2.3%
Money Forward, Inc. (a)	217,000	9,036,822
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp.	67,200	3,502,462
TOTAL INFORMATION TECHNOLOGY		77,227,492
MATERIALS - 8.3%
Chemicals - 4.2%
C. Uyemura & Co. Ltd.	128,700	6,210,096
Fujimi, Inc.	63,900	3,310,260
NOF Corp.	87,200	3,984,295
Tokyo Ohka Kogyo Co. Ltd.	54,500	2,845,076
		16,349,727
Construction Materials - 1.0%
Maeda Kosen Co. Ltd.	152,300	3,644,245
Metals & Mining - 3.1%
Dowa Holdings Co. Ltd.	166,000	5,423,299
Yamato Kogyo Co. Ltd.	168,100	6,604,154
		12,027,453
TOTAL MATERIALS		32,021,425
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Invincible Investment Corp.	5,200	2,245,139
Real Estate Management & Development - 1.4%
Relo Group, Inc.	366,600	5,699,306
TOTAL REAL ESTATE		7,944,445
UTILITIES - 3.3%
Electric Utilities - 2.1%
Kansai Electric Power Co., Inc.	753,100	8,129,500
Gas Utilities - 1.2%
Nippon Gas Co. Ltd.	331,700	4,664,532
TOTAL UTILITIES		12,794,032
TOTAL COMMON STOCKS (Cost $309,353,444)		376,152,035

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d) (Cost $1,510,500)	1,510,349	1,510,500

TOTAL INVESTMENT IN SECURITIES - 97.3% (Cost $310,863,944)	377,662,535
NET OTHER ASSETS (LIABILITIES) - 2.7%	10,666,832
NET ASSETS - 100.0%	388,329,367

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	14,224,205	32,906,452	47,130,657	199,509	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	2,325,000	93,875,205	94,689,705	74,984	-	-	1,510,500	0.0%
Total	16,549,205	126,781,657	141,820,362	274,493	-	-	1,510,500

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	16,489,634	-	16,489,634	-
Consumer Discretionary	74,717,013	-	74,717,013	-
Consumer Staples	20,135,668	-	20,135,668	-
Energy	9,778,712	-	9,778,712	-
Financials	31,649,878	-	31,649,878	-
Health Care	6,666,980	-	6,666,980	-
Industrials	86,726,756	-	86,726,756	-
Information Technology	77,227,492	-	77,227,492	-
Materials	32,021,425	-	32,021,425	-
Real Estate	7,944,445	-	7,944,445	-
Utilities	12,794,032	-	12,794,032	-

Money Market Funds	1,510,500	1,510,500	-	-
Total Investments in Securities:	377,662,535	1,510,500	376,152,035	-
Fidelity® Japan Smaller Companies Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,430,755) - See accompanying schedule:
Unaffiliated issuers (cost $309,353,444)	$376,152,035
Fidelity Central Funds (cost $1,510,500)	1,510,500

Total Investment in Securities (cost $310,863,944)		$377,662,535
Foreign currency held at value (cost $8,575,832)		8,464,254
Receivable for investments sold		64,484
Receivable for fund shares sold		60,511
Dividends receivable		3,954,350
Distributions receivable from Fidelity Central Funds		19,832
Prepaid expenses		151
Total assets		390,226,117
Liabilities
Payable to custodian bank	$19,410
Payable for fund shares redeemed	39,591
Accrued management fee	217,522
Other affiliated payables	68,044
Other payables and accrued expenses	41,683
Collateral on securities loaned	1,510,500
Total Liabilities		1,896,750
Net Assets		$388,329,367
Net Assets consist of:
Paid in capital		$332,084,918
Total accumulated earnings (loss)		56,244,449
Net Assets		$388,329,367
Net Asset Value , offering price and redemption price per share ($388,329,367 ÷ 27,121,721 shares)		$14.32

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$5,355,411
Income from Fidelity Central Funds (including $74,984 from security lending)		274,493
Income before foreign taxes withheld		$5,629,904
Less foreign taxes withheld		(535,576)
Total Income		5,094,328
Expenses
Management fee	$1,311,830
Transfer agent fees	311,775
Accounting fees	96,587
Custodian fees and expenses	16,107
Independent trustees' fees and expenses	1,250
Registration fees	13,616
Audit	28,313
Legal	300
Miscellaneous	834
Total expenses before reductions	1,780,612
Expense reductions	(8,998)
Total expenses after reductions		1,771,614
Net Investment income (loss)		3,322,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,267,778
Foreign currency transactions	187,592
Total net realized gain (loss)		9,455,370
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	40,445,105
Assets and liabilities in foreign currencies	(60,349)
Total change in net unrealized appreciation (depreciation)		40,384,756
Net gain (loss)		49,840,126
Net increase (decrease) in net assets resulting from operations		$53,162,840
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,322,714	$5,662,274
Net realized gain (loss)	9,455,370	(1,219,316)
Change in net unrealized appreciation (depreciation)	40,384,756	(112,241,112)
Net increase (decrease) in net assets resulting from operations	53,162,840	(107,798,154)
Distributions to shareholders	(198,124)	(52,717,138)
Share transactions
Proceeds from sales of shares	5,764,524	11,321,055
Reinvestment of distributions	192,250	51,177,635
Cost of shares redeemed	(35,016,751)	(38,772,821)
Net increase (decrease) in net assets resulting from share transactions	(29,059,977)	23,725,869
Total increase (decrease) in net assets	23,904,739	(136,789,423)

Net Assets
Beginning of period	364,424,628	501,214,051
End of period	$388,329,367	$364,424,628

Other Information
Shares
Sold	424,880	811,228
Issued in reinvestment of distributions	14,575	3,289,051
Redeemed	(2,547,425)	(2,841,225)
Net increase (decrease)	(2,107,970)	1,259,054

Financial Highlights
Fidelity® Japan Smaller Companies Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.47	$17.92	$16.64	$17.60	$17.12	$18.84
Income from Investment Operations
Net investment income (loss) A,B	.12	.19	.20	.16	.22	.18
Net realized and unrealized gain (loss)	1.74	(3.75)	1.36	.11	1.10	(1.00)
Total from investment operations	1.86	(3.56)	1.56	.27	1.32	(.82)
Distributions from net investment income	(.01)	(.51)	(.19)	(.23)	(.11)	(.16)
Distributions from net realized gain	-	(1.38)	(.10)	(1.00)	(.73)	(.74)
Total distributions	(.01)	(1.89)	(.28) C	(1.23)	(.84)	(.90)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$14.32	$12.47	$17.92	$16.64	$17.60	$17.12
Total Return E,F	14.90%	(21.95)%	9.44%	1.31%	8.22%	(4.71)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92% I	.91%	.91%	.92%	.93%	.94%
Expenses net of fee waivers, if any	.91% I	.91%	.91%	.92%	.93%	.93%
Expenses net of all reductions	.91% I	.91%	.91%	.92%	.93%	.93%
Net investment income (loss)	1.71% I	1.33%	1.13%	1.02%	1.31%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$388,329	$364,425	$501,214	$523,774	$685,651	$715,402
Portfolio turnover rate J	33% I	38%	23%	20%	16%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$72,698,600
Gross unrealized depreciation	(16,262,088)
Net unrealized appreciation (depreciation)	$56,436,512
Tax cost	$321,226,023

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,461,352)
Long-term	(9,471,810)
Total capital loss carryforward	$(11,933,162)

The Fund elected to defer to its next fiscal year $168,386 of ordinary losses recognized during the period January 1, 2022 to October 31, 2022.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Smaller Companies Fund	62,132,635	77,467,533
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Japan Smaller Companies Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Japan Smaller Companies Fund	350,332	2,844,323	621,258
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Japan Smaller Companies Fund	$381
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Japan Smaller Companies Fund	$8,105	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $10.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $8,988.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Fidelity Japan Smaller Companies Fund	11%	23%	10%	11%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Smaller Companies Fund	60%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Latin America Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	9.8
Genomma Lab Internacional SA de CV (Mexico, Pharmaceuticals)	9.1
Itausa-Investimentos Itau SA (PN) (Brazil, Banks)	4.8
Intercorp Financial Services, Inc. (Peru, Banks)	4.0
Hypera SA (Brazil, Pharmaceuticals)	3.9
Afya Ltd. (Brazil, Diversified Consumer Services)	3.8
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (Brazil, Ground Transportation)	3.8
Equatorial Energia SA (Brazil, Electric Utilities)	3.6
Pet Center Comercio e Participacoes SA (Brazil, Specialty Retail)	3.6
Caixa Seguridade Participacoes (Brazil, Insurance)	3.3
49.7

Market Sectors (% of Fund's net assets)

Financials	28.3
Health Care	19.2
Consumer Discretionary	11.8
Energy	9.8
Industrials	9.6
Consumer Staples	9.3
Materials	6.7
Utilities	3.6

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of  April 30, 2023, the Fund did not have more than 25% of its total assets invested in any one industry.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Latin America Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 79.4%
	Shares	Value ($)
Brazil - 45.2%
Afya Ltd. (a)(b)	822,361	9,465,375
Atacadao SA	3,219,093	6,937,979
Blau Farmaceutica SA	1,509,604	6,016,867
Caixa Seguridade Participacoes	4,384,392	8,315,560
CM Hospitalar SA	1,549,891	4,934,494
Equatorial Energia SA	1,645,536	9,019,799
Hapvida Participacoes e Investimentos SA (a)(c)	8,030,761	4,443,823
Hypera SA	1,285,631	9,601,378
Localiza Rent a Car SA	593,823	6,906,386
Localiza Rent a Car SA rights 5/11/23 (a)	2,657	9,141
Lojas Renner SA	1,175,944	3,734,503
PagSeguro Digital Ltd. (a)	289,111	2,844,852
Pet Center Comercio e Participacoes SA	7,255,469	8,975,148
Sendas Distribuidora SA	3,135,680	7,726,354
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	3,812,545	9,340,651
Vasta Platform Ltd. (a)(b)	1,725,714	7,196,227
XP, Inc. Class A (a)	488,195	6,976,307
TOTAL BRAZIL		112,444,844
Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	20,636	1,392,517
Mexico - 22.3%
Banco del Bajio SA (c)	1,705,072	5,609,445
Becle S.A.B. de CV (b)	2,456,905	5,670,990
Genomma Lab Internacional SA de CV	27,398,469	22,766,658
Grupo Aeroportuario Norte S.A.B. de CV	673,550	7,404,011
Qualitas Controladora S.A.B. de CV	1,169,915	7,733,496
Regional S.A.B. de CV	848,377	6,212,954
TOTAL MEXICO		55,397,554
Peru - 4.0%
Intercorp Financial Services, Inc.	448,354	10,029,679
Sweden - 1.1%
VEF AB (a)	14,010,796	2,866,359
United Kingdom - 1.1%
British American Tobacco PLC (United Kingdom)	74,693	2,759,592
United States of America - 2.1%
FirstCash Holdings, Inc.	51,321	5,287,603
Zambia - 3.0%
First Quantum Minerals Ltd.	305,762	7,429,372
TOTAL COMMON STOCKS (Cost $224,940,716)		197,607,520

Nonconvertible Preferred Stocks - 18.9%
	Shares	Value ($)
Brazil - 18.9%
Banco Bradesco SA (PN)	1,058,640	2,939,605
Itausa-Investimentos Itau SA (PN)	6,901,775	12,010,788
Metalurgica Gerdau SA (PN)	3,304,769	7,725,572
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	5,100,934	24,237,565

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $41,343,215)		46,913,530

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d)	302,215	302,275
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e)	372,602	372,639
TOTAL MONEY MARKET FUNDS (Cost $674,914)		674,914

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $266,958,845)	245,195,964
NET OTHER ASSETS (LIABILITIES) - 1.4%	3,560,898
NET ASSETS - 100.0%	248,756,862

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,053,268 or 4.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	647,124	25,566,491	25,911,340	17,358	-	-	302,275	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	1,102,930	29,027,905	29,758,196	13,307	-	-	372,639	0.0%
Total	1,750,054	54,594,396	55,669,536	30,665	-	-	674,914

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	29,371,253	29,371,253	-	-
Consumer Staples	23,094,915	20,335,323	2,759,592	-
Energy	24,237,565	24,237,565	-	-
Financials	70,826,648	70,826,648	-	-
Health Care	47,763,220	47,763,220	-	-
Industrials	23,660,189	23,660,189	-	-
Materials	16,547,461	16,547,461	-	-
Utilities	9,019,799	9,019,799	-	-

Money Market Funds	674,914	674,914	-	-
Total Investments in Securities:	245,195,964	242,436,372	2,759,592	-
Fidelity® Latin America Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $330,807) - See accompanying schedule:
Unaffiliated issuers (cost $266,283,931)	$244,521,050
Fidelity Central Funds (cost $674,914)	674,914

Total Investment in Securities (cost $266,958,845)		$245,195,964
Receivable for fund shares sold		83,211
Dividends receivable		4,533,690
Distributions receivable from Fidelity Central Funds		5,680
Prepaid expenses		101
Total assets		249,818,646
Liabilities
Payable for fund shares redeemed	$429,099
Accrued management fee	139,283
Distribution and service plan fees payable	4,398
Other affiliated payables	63,008
Other payables and accrued expenses	55,937
Collateral on securities loaned	370,059
Total Liabilities		1,061,784
Net Assets		$248,756,862
Net Assets consist of:
Paid in capital		$339,111,428
Total accumulated earnings (loss)		(90,354,566)
Net Assets		$248,756,862

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($12,027,572 ÷ 666,867 shares) (a)		$18.04
Maximum offering price per share (100/94.25 of $18.04)		$19.14
Class M :
Net Asset Value and redemption price per share ($2,735,556 ÷ 151,280 shares) (a)		$18.08
Maximum offering price per share (100/96.50 of $18.08)		$18.74
Class C :
Net Asset Value and offering price per share ($1,025,631 ÷ 56,166 shares) (a)		$18.26
Latin America :
Net Asset Value , offering price and redemption price per share ($228,957,561 ÷ 12,722,710 shares)		$18.00
Class I :
Net Asset Value , offering price and redemption price per share ($3,354,333 ÷ 186,640 shares)		$17.97
Class Z :
Net Asset Value , offering price and redemption price per share ($656,209 ÷ 36,393 shares)		$18.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$11,069,085
Income from Fidelity Central Funds (including $13,307 from security lending)		30,665
Income before foreign taxes withheld		$11,099,750
Less foreign taxes withheld		(377,585)
Total Income		10,722,165
Expenses
Management fee	$881,582
Transfer agent fees	328,692
Distribution and service plan fees	26,950
Accounting fees	64,906
Custodian fees and expenses	47,637
Independent trustees' fees and expenses	869
Registration fees	44,701
Audit	34,297
Legal	204
Miscellaneous	570
Total expenses before reductions	1,430,408
Expense reductions	(6,231)
Total expenses after reductions		1,424,177
Net Investment income (loss)		9,297,988
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,836,487
Foreign currency transactions	123,383
Total net realized gain (loss)		9,959,870
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(40,047,872)
Assets and liabilities in foreign currencies	23,463
Total change in net unrealized appreciation (depreciation)		(40,024,409)
Net gain (loss)		(30,064,539)
Net increase (decrease) in net assets resulting from operations		$(20,766,551)
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,297,988	$24,063,331
Net realized gain (loss)	9,959,870	(14,063,333)
Change in net unrealized appreciation (depreciation)	(40,024,409)	19,797,722
Net increase (decrease) in net assets resulting from operations	(20,766,551)	29,797,720
Distributions to shareholders	(21,810,362)	(7,964,894)
Share transactions - net increase (decrease)	6,618,816	(30,282,037)
Total increase (decrease) in net assets	(35,958,097)	(8,449,211)

Net Assets
Beginning of period	284,714,959	293,164,170
End of period	$248,756,862	$284,714,959

Financial Highlights
Fidelity Advisor® Latin America Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.18	$19.37	$17.40	$28.36	$21.98	$24.93
Income from Investment Operations
Net investment income (loss) A,B	.64	1.60	.15	.04	.69	.50
Net realized and unrealized gain (loss)	(2.20)	.68	1.82	(10.40)	6.11	(3.16)
Total from investment operations	(1.56)	2.28	1.97	(10.36)	6.80	(2.66)
Distributions from net investment income	(1.58)	(.47)	- C	(.60)	(.42)	(.29)
Total distributions	(1.58)	(.47)	- C	(.60)	(.42)	(.29)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$18.04	$21.18	$19.37	$17.40	$28.36	$21.98
Total Return D,E,F	(7.30)%	12.17%	11.34%	(37.31)%	31.60%	(10.78)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.34% I	1.32%	1.33%	1.36%	1.36%	1.38%
Expenses net of fee waivers, if any	1.33% I	1.32%	1.33%	1.35%	1.36%	1.38%
Expenses net of all reductions	1.33% I	1.32%	1.33%	1.33%	1.36%	1.36%
Net investment income (loss)	6.90% I	7.98%	.70%	.18%	2.81%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$12,028	$13,309	$10,217	$9,131	$17,953	$14,157
Portfolio turnover rate J	41% I	48%	33%	54%	48%	53%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Latin America Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.19	$19.35	$17.44	$28.41	$22.00	$24.96
Income from Investment Operations
Net investment income (loss) A,B	.62	1.55	.10	(.02)	.63	.43
Net realized and unrealized gain (loss)	(2.20)	.69	1.81	(10.42)	6.13	(3.16)
Total from investment operations	(1.58)	2.24	1.91	(10.44)	6.76	(2.73)
Distributions from net investment income	(1.53)	(.40)	-	(.53)	(.35)	(.23)
Total distributions	(1.53)	(.40)	-	(.53)	(.35)	(.23)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$18.08	$21.19	$19.35	$17.44	$28.41	$22.00
Total Return D,E,F	(7.43)%	11.92%	10.95%	(37.45)%	31.26%	(11.04)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.59% I	1.58%	1.59%	1.62%	1.64%	1.66%
Expenses net of fee waivers, if any	1.58% I	1.58%	1.59%	1.61%	1.63%	1.66%
Expenses net of all reductions	1.55% I	1.58%	1.59%	1.59%	1.63%	1.63%
Net investment income (loss)	6.68% I	7.72%	.44%	(.09)%	2.54%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,736	$3,024	$2,701	$2,912	$6,032	$5,098
Portfolio turnover rate J	41% I	48%	33%	54%	48%	53%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Latin America Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.33	$19.45	$17.61	$28.67	$22.16	$25.12
Income from Investment Operations
Net investment income (loss) A,B	.58	1.46	(.01)	(.13)	.51	.32
Net realized and unrealized gain (loss)	(2.22)	.71	1.85	(10.56)	6.21	(3.18)
Total from investment operations	(1.64)	2.17	1.84	(10.69)	6.72	(2.86)
Distributions from net investment income	(1.43)	(.29)	-	(.37)	(.21)	(.10)
Total distributions	(1.43)	(.29)	-	(.37)	(.21)	(.10)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$18.26	$21.33	$19.45	$17.61	$28.67	$22.16
Total Return D,E,F	(7.66)%	11.36%	10.45%	(37.78)%	30.62%	(11.43)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.09% I	2.08%	2.08%	2.11%	2.12%	2.13%
Expenses net of fee waivers, if any	2.08% I	2.07%	2.08%	2.11%	2.12%	2.13%
Expenses net of all reductions	2.08% I	2.07%	2.08%	2.09%	2.12%	2.11%
Net investment income (loss)	6.15% I	7.22%	(.05)%	(.58)%	2.06%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$1,026	$946	$656	$810	$3,438	$3,498
Portfolio turnover rate J	41% I	48%	33%	54%	48%	53%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Latin America Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.17	$19.36	$17.36	$28.30	$21.94	$24.89
Income from Investment Operations
Net investment income (loss) A,B	.66	1.65	.22	.10	.77	.57
Net realized and unrealized gain (loss)	(2.20)	.69	1.79	(10.36)	6.09	(3.15)
Total from investment operations	(1.54)	2.34	2.01	(10.26)	6.86	(2.58)
Distributions from net investment income	(1.63)	(.53)	(.01)	(.68)	(.50)	(.37)
Total distributions	(1.63)	(.53)	(.01)	(.68)	(.50)	(.37)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$18.00	$21.17	$19.36	$17.36	$28.30	$21.94
Total Return D,E	(7.21)%	12.55%	11.58%	(37.13)%	32.06%	(10.50)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.08% H	1.06%	1.04%	1.05%	1.05%	1.07%
Expenses net of fee waivers, if any	1.07% H	1.05%	1.04%	1.05%	1.04%	1.07%
Expenses net of all reductions	1.07% H	1.05%	1.04%	1.03%	1.04%	1.05%
Net investment income (loss)	7.16% H	8.24%	.99%	.48%	3.13%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$228,958	$262,361	$262,484	$277,942	$517,901	$445,845
Portfolio turnover rate I	41% H	48%	33%	54%	48%	53%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Latin America Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.15	$19.34	$17.34	$28.28	$21.92	$24.88
Income from Investment Operations
Net investment income (loss) A,B	.66	1.67	.23	.12	.78	.59
Net realized and unrealized gain (loss)	(2.20)	.67	1.78	(10.34)	6.08	(3.15)
Total from investment operations	(1.54)	2.34	2.01	(10.22)	6.86	(2.56)
Distributions from net investment income	(1.64)	(.53)	(.01)	(.72)	(.50)	(.40)
Total distributions	(1.64)	(.53)	(.01)	(.72)	(.50)	(.40)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$17.97	$21.15	$19.34	$17.34	$28.28	$21.92
Total Return D,E	(7.21)%	12.57%	11.60%	(37.07)%	32.09%	(10.44)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.05% H	1.02%	1.00%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	1.04% H	1.02%	1.00%	.99%	1.00%	1.01%
Expenses net of all reductions	1.04% H	1.02%	1.00%	.97%	1.00%	.98%
Net investment income (loss)	7.19% H	8.28%	1.04%	.54%	3.17%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$3,354	$3,960	$2,768	$3,508	$7,124	$4,546
Portfolio turnover rate I	41% H	48%	33%	54%	48%	53%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Latin America Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$21.14	$19.35	$17.32	$28.24	$21.92	$21.51
Income from Investment Operations
Net investment income (loss) B,C	.69	1.70	.26	.14	.85	(.01)
Net realized and unrealized gain (loss)	(2.20)	.66	1.79	(10.32)	6.03	.42
Total from investment operations	(1.51)	2.36	2.05	(10.18)	6.88	.41
Distributions from net investment income	(1.60)	(.57)	(.02)	(.74)	(.56)	-
Total distributions	(1.60)	(.57)	(.02)	(.74)	(.56)	-
Net asset value, end of period	$18.03	$21.14	$19.35	$17.32	$28.24	$21.92
Total Return D,E	(7.10)%	12.73%	11.82%	(37.00)%	32.28%	1.91%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.87% H	.85%	.85%	.86%	.86%	.95% H
Expenses net of fee waivers, if any	.86% H	.85%	.85%	.86%	.86%	.95% H
Expenses net of all reductions	.86% H	.85%	.85%	.84%	.86%	.93% H
Net investment income (loss)	7.37% H	8.45%	1.19%	.67%	3.31%	(.37)% H
Supplemental Data
Net assets, end of period (000 omitted)	$656	$1,115	$14,338	$13,520	$26,605	$145
Portfolio turnover rate I	41% H	48%	33%	54%	48%	53%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Latin America, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,315,338
Gross unrealized depreciation	(59,997,829)
Net unrealized appreciation (depreciation)	$(22,682,491)
Tax cost	$267,878,455

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(50,951,267)
Long-term	(30,174,753)
Total capital loss carryforward	$(81,126,020)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Latin America Fund	53,335,101	61,593,372
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$15,353	$368
Class M	.25%	.25%	7,062	100
Class C	.75%	.25%	4,535	1,289
			$26,950	$1,757

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,497
Class M	111
Class C A	1,491
$14,099
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$16,049.26
Class M	3,680.26
Class C	1,190.26
Latin America	302,841.25
Class I	4,708.22
Class Z	224.04
	$328,692
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Latin America Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Latin America Fund	$137

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Latin America Fund	612,547	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Latin America Fund	$265
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Latin America Fund	$1,404	$ -	$-
8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$391

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,840.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Latin America Fund
Distributions to shareholders
Class A	$1,004,696	$246,821
Class M	219,803	55,713
Class C	62,841	9,520
Latin America	20,106,391	7,148,489
Class I	319,001	63,267
Class Z	97,630	441,084
Total	$21,810,362	$7,964,894
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Latin America Fund
Class A
Shares sold	70,316	193,440	$1,294,203	$4,014,725
Reinvestment of distributions	54,942	12,985	985,119	236,085
Shares redeemed	(86,707)	(105,710)	(1,559,482)	(2,130,953)
Net increase (decrease)	38,551	100,715	$719,840	$2,119,857
Class M
Shares sold	4,527	20,674	$87,498	$437,930
Reinvestment of distributions	12,131	3,036	218,228	55,381
Shares redeemed	(8,082)	(20,590)	(148,768)	(412,047)
Net increase (decrease)	8,576	3,120	$156,958	$81,264
Class C
Shares sold	15,369	24,221	$285,934	$531,782
Reinvestment of distributions	3,453	515	62,841	9,515
Shares redeemed	(6,987)	(14,126)	(130,390)	(288,523)
Net increase (decrease)	11,835	10,610	$218,385	$252,774
Latin America
Shares sold	874,836	2,584,874	$16,540,077	$53,328,636
Reinvestment of distributions	1,050,900	354,926	18,779,586	6,428,926
Shares redeemed	(1,598,928)	(4,099,646)	(29,529,564)	(80,282,944)
Net increase (decrease)	326,808	(1,159,846)	$5,790,099	$(20,525,382)
Class I
Shares sold	83,405	241,168	$1,505,378	$5,278,172
Reinvestment of distributions	17,723	3,427	316,179	61,999
Shares redeemed	(101,748)	(200,417)	(1,829,705)	(3,856,685)
Net increase (decrease)	(620)	44,178	$(8,148)	$1,483,486
Class Z
Shares sold	20,727	554,422	$425,059	$11,379,289
Reinvestment of distributions	3,612	24,364	64,625	440,031
Shares redeemed	(40,695)	(1,267,021)	(748,002)	(25,513,356)
Net increase (decrease)	(16,356)	(688,235)	$(258,318)	$(13,694,036)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Nordic Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	21.6
Investor AB (B Shares) (Sweden, Financial Services)	4.8
Nordea Bank ABP (Finland, Banks)	4.4
DSV A/S (Denmark, Air Freight & Logistics)	4.4
Atlas Copco AB (B Shares) (Sweden, Machinery)	4.2
Sandvik AB (Sweden, Machinery)	3.9
Carlsberg A/S Series B (Denmark, Beverages)	3.3
Vestas Wind Systems A/S (Denmark, Electrical Equipment)	3.2
Sampo Oyj (A Shares) (Finland, Insurance)	3.1
Elisa Corp. (A Shares) (Finland, Diversified Telecommunication Services)	2.7
55.6

Market Sectors (% of Fund's net assets)

Industrials	28.2
Health Care	25.7
Financials	17.2
Materials	5.7
Energy	4.9
Consumer Staples	4.5
Consumer Discretionary	3.4
Information Technology	3.4
Communication Services	2.7
Real Estate	0.3

The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Nordic market. As of  April 30, 2023, the Fund did not have more than 25% of its total assets invested in any one industry.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Nordic Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
Denmark - 37.3%
Carlsberg A/S Series B	68,100	11,250,166
Demant A/S (a)	62,400	2,669,608
DSV A/S	78,100	14,668,645
Genmab A/S (a)	21,000	8,630,259
Novo Nordisk A/S Series B	436,500	72,613,737
Tryg A/S	194,783	4,592,784
Vestas Wind Systems A/S	386,300	10,689,151
TOTAL DENMARK		125,114,350
Finland - 13.8%
Elisa Corp. (A Shares)	148,100	9,190,939
Neste OYJ	135,200	6,546,044
Nordea Bank ABP	1,337,144	14,840,857
Sampo Oyj (A Shares)	201,400	10,199,565
UPM-Kymmene Corp.	170,000	5,413,635
TOTAL FINLAND		46,191,040
Norway - 7.6%
Equinor ASA	285,900	8,231,357
Kongsberg Gruppen ASA	86,800	3,891,606
Mowi ASA	215,500	4,106,957
Norsk Hydro ASA	913,300	6,721,034
Selvaag Bolig ASA	321,200	1,097,084
TGS ASA	100,700	1,576,117
TOTAL NORWAY		25,624,155
Sweden - 37.3%
Alfa Laval AB (b)	188,500	6,902,136
ASSA ABLOY AB (B Shares)	352,800	8,390,785
Atlas Copco AB (B Shares) (b)	1,094,700	14,015,935
Autoliv, Inc.	16,300	1,398,703
Beijer Alma AB (B Shares)	91,700	2,083,471
Eltel AB (a)(c)	1,706,358	1,480,889
Evolution AB (c)	65,300	8,694,314
Fortnox AB	775,200	5,330,750
Haypp Group (a)	385,600	1,368,676
HEXPOL AB (B Shares)	295,970	3,483,511
Indutrade AB	317,000	7,594,980
Investor AB (B Shares)	753,500	16,150,024
Lagercrantz Group AB (B Shares)	462,453	5,943,541
Nibe Industrier AB (B Shares)	293,000	3,271,413
Nordnet AB	286,900	4,498,615
Saab AB (B Shares)	89,400	5,017,883
Sandvik AB (b)	644,500	13,103,617
Surgical Science Sweden AB (a)	124,000	2,262,339
Svenska Cellulosa AB SCA (B Shares)	265,300	3,633,467
Swedbank AB (A Shares)	434,499	7,541,730
Trelleborg AB (B Shares) (b)	121,600	3,052,139
TOTAL SWEDEN		125,218,918
TOTAL COMMON STOCKS (Cost $252,781,842)		322,148,463

Money Market Funds - 11.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d)	10,407,543	10,409,625
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e)	26,709,829	26,712,500
TOTAL MONEY MARKET FUNDS (Cost $37,122,125)		37,122,125

TOTAL INVESTMENT IN SECURITIES - 107.0% (Cost $289,903,967)	359,270,588
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(23,629,473)
NET ASSETS - 100.0%	335,641,115

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,175,203 or 3.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	2,293,839	44,936,741	36,820,955	165,534	-	-	10,409,625	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	49,207,502	22,495,002	30,972	-	-	26,712,500	0.1%
Total	2,293,839	94,144,243	59,315,957	196,506	-	-	37,122,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,190,939	9,190,939	-	-
Consumer Discretionary	11,461,693	11,461,693	-	-
Consumer Staples	15,357,123	15,357,123	-	-
Energy	16,353,518	8,122,161	8,231,357	-
Financials	57,823,575	57,823,575	-	-
Health Care	86,175,943	4,931,947	81,243,996	-
Industrials	94,162,650	83,473,499	10,689,151	-
Information Technology	11,274,291	11,274,291	-	-
Materials	19,251,647	12,530,613	6,721,034	-
Real Estate	1,097,084	1,097,084	-	-

Money Market Funds	37,122,125	37,122,125	-	-
Total Investments in Securities:	359,270,588	252,385,050	106,885,538	-
Fidelity® Nordic Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,072,753) - See accompanying schedule:
Unaffiliated issuers (cost $252,781,842)	$322,148,463
Fidelity Central Funds (cost $37,122,125)	37,122,125

Total Investment in Securities (cost $289,903,967)		$359,270,588
Foreign currency held at value (cost $3,803)		3,814
Receivable for investments sold		17,145
Receivable for fund shares sold		142,235
Dividends receivable		641,061
Reclaims receivable		2,816,308
Distributions receivable from Fidelity Central Funds		57,474
Prepaid expenses		110
Total assets		362,948,735
Liabilities
Payable for fund shares redeemed	$318,295
Accrued management fee	184,226
Other affiliated payables	55,644
Other payables and accrued expenses	36,955
Collateral on securities loaned	26,712,500
Total Liabilities		27,307,620
Net Assets		$335,641,115
Net Assets consist of:
Paid in capital		$269,074,965
Total accumulated earnings (loss)		66,566,150
Net Assets		$335,641,115
Net Asset Value , offering price and redemption price per share ($335,641,115 ÷ 5,672,183 shares)		$59.17

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$6,134,911
Foreign Tax Reclaims		1,487,691
Income from Fidelity Central Funds (including $30,972 from security lending)		196,506
Income before foreign taxes withheld		$7,819,108
Less foreign taxes withheld		(2,275,326)
Total Income		5,543,782
Expenses
Management fee	$1,019,178
Transfer agent fees	245,301
Accounting fees	75,045
Custodian fees and expenses	12,047
Independent trustees' fees and expenses	939
Registration fees	13,494
Audit	52,636
Legal	224
Miscellaneous	616
Total expenses before reductions	1,419,480
Expense reductions	(7,029)
Total expenses after reductions		1,412,451
Net Investment income (loss)		4,131,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,091,478
Foreign currency transactions	474,967
Total net realized gain (loss)		5,566,445
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	62,956,801
Assets and liabilities in foreign currencies	162,065
Total change in net unrealized appreciation (depreciation)		63,118,866
Net gain (loss)		68,685,311
Net increase (decrease) in net assets resulting from operations		$72,816,642
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,131,331	$4,639,612
Net realized gain (loss)	5,566,445	(8,220,001)
Change in net unrealized appreciation (depreciation)	63,118,866	(114,229,877)
Net increase (decrease) in net assets resulting from operations	72,816,642	(117,810,266)
Distributions to shareholders	-	(53,400,933)
Share transactions
Proceeds from sales of shares	26,248,783	29,607,219
Reinvestment of distributions	-	49,862,949
Cost of shares redeemed	(20,588,658)	(73,768,106)
Net increase (decrease) in net assets resulting from share transactions	5,660,125	5,702,062
Total increase (decrease) in net assets	78,476,767	(165,509,137)

Net Assets
Beginning of period	257,164,348	422,673,485
End of period	$335,641,115	$257,164,348

Other Information
Shares
Sold	478,826	545,297
Issued in reinvestment of distributions	-	819,642
Redeemed	(381,862)	(1,383,136)
Net increase (decrease)	96,964	(18,197)

Financial Highlights
Fidelity® Nordic Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$46.13	$75.57	$56.51	$46.69	$49.64	$54.34
Income from Investment Operations
Net investment income (loss) A,B	.74	.78	1.06	.15	1.50 C	.47
Net realized and unrealized gain (loss)	12.30	(20.65) D	20.17	11.86	.15	(3.01)
Total from investment operations	13.04	(19.87)	21.23	12.01	1.65	(2.54)
Distributions from net investment income	-	(3.02)	(.96)	(1.60)	(.05)	(.50)
Distributions from net realized gain	-	(6.56)	(1.21)	(.59)	(4.55)	(1.67)
Total distributions	-	(9.57) E	(2.17)	(2.19)	(4.60)	(2.17)
Redemption fees added to paid in capital A	-	-	-	-	-	.01
Net asset value, end of period	$59.17	$46.13	$75.57	$56.51	$46.69	$49.64
Total Return F,G	28.27%	(29.33)% D	38.39%	26.73%	3.96%	(4.80)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.94% J	.93%	.92%	.96%	.98%	.98%
Expenses net of fee waivers, if any	.94% J	.92%	.92%	.96%	.98%	.97%
Expenses net of all reductions	.94% J	.92%	.92%	.96%	.96%	.97%
Net investment income (loss)	2.75% J	1.45%	1.51%	.31%	3.28% C	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$335,641	$257,164	$422,673	$301,424	$261,896	$290,184
Portfolio turnover rate K	32% J	42%	34%	29%	34%	56%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.82 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (29.35)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$79,223,869
Gross unrealized depreciation	(14,202,624)
Net unrealized appreciation (depreciation)	$65,021,245
Tax cost	$294,249,343

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,967,620)
Long-term	(640,299)
Total capital loss carryforward	$(8,607,919)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nordic Fund	49,835,961	46,718,645
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Nordic Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Nordic Fund	$286
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nordic Fund	$3,613	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $78.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,951.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Pacific Basin Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	6.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.7
Tencent Holdings Ltd. (China, Interactive Media & Services)	4.3
Alibaba Group Holding Ltd. (China, Broadline Retail)	3.2
AIA Group Ltd. (Hong Kong, Insurance)	3.1
Sea Ltd. ADR (Singapore, Entertainment)	2.6
DENSO Corp. (Japan, Automobile Components)	2.5
Sony Group Corp. (Japan, Household Durables)	2.4
Shin-Etsu Chemical Co. Ltd. (Japan, Chemicals)	2.0
ORIX Corp. (Japan, Financial Services)	2.0
33.0

Market Sectors (% of Fund's net assets)

Information Technology	22.5
Consumer Discretionary	19.5
Financials	15.5
Communication Services	10.8
Health Care	9.1
Industrials	8.3
Materials	4.4
Real Estate	2.8
Energy	2.4
Consumer Staples	1.5
Utilities	1.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Pacific Basin Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.4%
	Shares	Value ($)
Australia - 8.1%
Aristocrat Leisure Ltd.	196,979	4,982,677
carsales.com Ltd.	270,148	4,284,091
Cogstate Ltd. (a)	108,403	114,607
Flight Centre Travel Group Ltd. (a)	385,663	5,064,426
HUB24 Ltd.	247,352	4,677,026
Macquarie Group Ltd.	91,015	11,103,086
National Australia Bank Ltd.	439,197	8,455,052
National Storage REIT unit	3,358,160	5,593,287
Newcrest Mining Ltd.	332,402	6,347,173
Santos Ltd.	1,050,151	4,974,667
Technology One Ltd.	603,550	6,084,884
TOTAL AUSTRALIA		61,680,976
China - 19.4%
Alibaba Group Holding Ltd. (a)	2,298,300	24,301,366
Antengene Corp. (a)(b)	4,506,711	1,556,508
Centre Testing International Group Co. Ltd. (A Shares)	1,916,909	5,348,344
Chervon Holdings Ltd.	1,681,500	8,556,940
KE Holdings, Inc. ADR (a)	310,700	4,874,883
Kweichow Moutai Co. Ltd. (A Shares)	33,200	8,471,130
Li Ning Co. Ltd.	697,500	4,988,254
Meituan Class B (a)(b)	361,390	6,176,320
PDD Holdings, Inc. ADR (a)	70,200	4,784,130
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	130,399	5,895,302
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	708,400	2,600,086
Shenzhou International Group Holdings Ltd.	632,400	6,074,307
Tencent Holdings Ltd.	738,900	32,819,068
Trip.com Group Ltd. ADR (a)	178,900	6,352,739
Vnet Group, Inc. ADR (a)	1,650,367	4,852,079
Wuxi Biologics (Cayman), Inc. (a)(b)	1,454,000	8,669,968
Zai Lab Ltd. (a)	2,452,600	8,586,800
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	1,086,600	3,676,668
TOTAL CHINA		148,584,892
Hong Kong - 4.6%
AIA Group Ltd.	2,210,400	24,064,792
China High Precision Automation Group Ltd. (a)(c)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(c)	2,572,200	3
Hypebeast Ltd. (a)	13,059,314	491,039
Oriental Watch Holdings Ltd.	2,381,424	1,364,156
Prudential PLC	618,900	9,469,814
TOTAL HONG KONG		35,389,806
India - 2.1%
Housing Development Finance Corp. Ltd.	199,784	6,814,194
One97 Communications Ltd. (a)	506,600	4,066,498
Zomato Ltd. (a)	6,722,000	5,380,934
TOTAL INDIA		16,261,626
Japan - 39.5%
Advantest Corp.	48,600	3,787,491
Astellas Pharma, Inc.	415,800	6,263,846
Daiichikosho Co. Ltd.	269,600	4,833,447
DENSO Corp.	317,200	19,147,337
Digital Hearts Holdings Co. Ltd.	192,200	2,082,332
Fast Retailing Co. Ltd.	30,300	7,175,090
FUJIFILM Holdings Corp.	85,600	4,461,470
Fujitsu Ltd.	39,200	5,224,471
Funai Soken Holdings, Inc.	257,200	4,930,416
Hitachi Ltd.	274,700	15,194,931
Hoya Corp.	135,100	14,165,916
Idemitsu Kosan Co. Ltd.	127,200	2,708,475
INPEX Corp.	942,200	10,310,545
Iriso Electronics Co. Ltd.	128,900	4,412,199
JSR Corp.	228,500	5,301,988
JTOWER, Inc. (a)	126,200	5,442,561
Kakaku.com, Inc.	161,600	2,223,410
Kansai Electric Power Co., Inc.	984,600	10,628,477
Kansai Paint Co. Ltd.	290,900	4,101,103
Lifenet Insurance Co. (a)	370,100	3,225,611
Minebea Mitsumi, Inc.	401,500	7,435,234
Misumi Group, Inc.	262,100	6,612,051
Mitsubishi Heavy Industries Ltd.	101,300	3,841,321
Money Forward, Inc. (a)	122,200	5,088,939
Net One Systems Co. Ltd.	179,800	4,239,391
Nintendo Co. Ltd.	92,600	3,914,886
Nomura Research Institute Ltd.	296,700	7,464,838
NSD Co. Ltd.	228,200	4,198,055
Olympus Corp.	306,100	5,358,714
Open House Group Co. Ltd.	177,300	7,087,169
ORIX Corp.	917,700	15,612,393
Outsourcing, Inc.	357,900	3,645,775
Pan Pacific International Holdings Ltd.	299,500	5,596,736
Renesas Electronics Corp. (a)	975,200	12,709,244
Shin-Etsu Chemical Co. Ltd.	549,000	15,666,166
SMS Co., Ltd.	272,600	6,406,128
Sony Group Corp.	204,100	18,465,692
TechnoPro Holdings, Inc.	167,100	4,559,105
Tokio Marine Holdings, Inc.	491,300	9,878,586
Tsuruha Holdings, Inc.	51,300	3,359,931
Z Holdings Corp.	3,041,400	8,331,129
ZOZO, Inc.	376,300	7,918,991
TOTAL JAPAN		303,011,590
Korea (South) - 1.0%
Db Insurance Co. Ltd.	76,960	4,839,744
Hyundai Fire & Marine Insurance Co. Ltd.	105,363	2,961,233
TOTAL KOREA (SOUTH)		7,800,977
Malaysia - 0.5%
MR DIY Group M Sdn Bhd (b)	10,785,800	3,829,631
New Zealand - 0.6%
Ryman Healthcare Ltd.	1,276,611	4,193,747
Philippines - 1.5%
Ayala Land, Inc.	12,153,200	5,863,599
Robinsons Land Corp.	22,673,400	5,905,433
TOTAL PHILIPPINES		11,769,032
Singapore - 4.9%
Genting Singapore Ltd.	2,928,200	2,491,096
Sea Ltd. ADR (a)	261,700	19,933,689
United Overseas Bank Ltd.	718,300	15,255,226
TOTAL SINGAPORE		37,680,011
Taiwan - 8.7%
eMemory Technology, Inc.	134,000	8,006,500
MediaTek, Inc.	492,000	10,690,496
Taiwan Semiconductor Manufacturing Co. Ltd.	2,914,000	47,685,127
TOTAL TAIWAN		66,382,123
United States of America - 2.5%
GI Dynamics, Inc. (a)(c)	111,225	1
Legend Biotech Corp. ADR (a)	79,500	5,462,445
Parade Technologies Ltd.	128,000	3,917,585
ResMed, Inc. CDI	362,469	8,142,613
Space Exploration Technologies Corp. Class A (a)(c)(d)	22,539	1,735,503
TOTAL UNITED STATES OF AMERICA		19,258,147
TOTAL COMMON STOCKS (Cost $618,301,935)		715,842,558

Preferred Stocks - 4.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	87,773	778,547
Nonconvertible Preferred Stocks - 4.7%
Korea (South) - 4.7%
Samsung Electronics Co. Ltd.	867,100	36,263,376
TOTAL PREFERRED STOCKS (Cost $44,455,737)		37,041,923

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e) (Cost $12,710,454)	12,707,912	12,710,454

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $675,468,126)	765,594,935
NET OTHER ASSETS (LIABILITIES) - 0.1%	636,130
NET ASSETS - 100.0%	766,231,065

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,232,427 or 2.6% of net assets.

(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,514,050 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,246,653

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,437,725

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	15,775,672	141,158,414	144,223,632	256,581	-	-	12,710,454	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	9,708,475	115,535,210	125,243,685	24,009	-	-	-	0.0%
Total	25,484,147	256,693,624	269,467,317	280,590	-	-	12,710,454

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	82,273,320	19,933,689	62,339,631	-
Consumer Discretionary	149,737,991	11,136,869	138,601,122	-
Consumer Staples	11,831,061	-	11,831,061	-
Energy	17,993,687	-	17,993,687	-
Financials	120,423,255	-	120,423,255	-
Health Care	69,189,014	5,462,445	62,948,021	778,548
Industrials	63,385,476	-	61,649,973	1,735,503
Information Technology	171,168,479	4,852,079	166,316,398	2
Materials	34,016,519	-	34,016,516	3
Real Estate	22,237,202	4,874,883	17,362,319	-
Utilities	10,628,477	-	10,628,477	-

Money Market Funds	12,710,454	12,710,454	-	-
Total Investments in Securities:	765,594,935	58,970,419	704,110,460	2,514,056
Fidelity® Pacific Basin Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $662,757,672)	$752,884,481
Fidelity Central Funds (cost $12,710,454)	12,710,454

Total Investment in Securities (cost $675,468,126)		$765,594,935
Foreign currency held at value (cost $18)		18
Receivable for investments sold		2,745,575
Receivable for fund shares sold		149,512
Dividends receivable		3,094,831
Distributions receivable from Fidelity Central Funds		39,819
Prepaid expenses		303
Other receivables		24,116
Total assets		771,649,109
Liabilities
Payable for investments purchased	$3,820,773
Payable for fund shares redeemed	295,887
Accrued management fee	606,393
Other affiliated payables	127,019
Deferred taxes	518,459
Other payables and accrued expenses	49,513
Total Liabilities		5,418,044
Net Assets		$766,231,065
Net Assets consist of:
Paid in capital		$655,357,065
Total accumulated earnings (loss)		110,874,000
Net Assets		$766,231,065
Net Asset Value , offering price and redemption price per share ($766,231,065 ÷ 25,904,712 shares)		$29.58

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$6,548,049
Non-Cash dividends		1,785,153
Income from Fidelity Central Funds (including $24,009 from security lending)		280,590
Income before foreign taxes withheld		$8,613,792
Less foreign taxes withheld		(653,258)
Total Income		7,960,534
Expenses
Management fee
Basic fee	$2,561,364
Performance adjustment	998,228
Transfer agent fees	573,541
Accounting fees	175,338
Custodian fees and expenses	32,164
Independent trustees' fees and expenses	2,468
Registration fees	22,361
Audit	47,232
Legal	571
Interest	4,457
Miscellaneous	1,643
Total expenses before reductions	4,419,367
Expense reductions	(17,343)
Total expenses after reductions		4,402,024
Net Investment income (loss)		3,558,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $654,598)	41,252,053
Foreign currency transactions	(104,268)
Total net realized gain (loss)		41,147,785
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $291,599)	106,260,649
Assets and liabilities in foreign currencies	(14,373)
Total change in net unrealized appreciation (depreciation)		106,246,276
Net gain (loss)		147,394,061
Net increase (decrease) in net assets resulting from operations		$150,952,571
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,558,510	$5,715,472
Net realized gain (loss)	41,147,785	71,701,080
Change in net unrealized appreciation (depreciation)	106,246,276	(457,726,586)
Net increase (decrease) in net assets resulting from operations	150,952,571	(380,310,034)
Distributions to shareholders	(59,141,027)	(153,392,663)
Share transactions
Proceeds from sales of shares	57,677,730	97,680,092
Reinvestment of distributions	44,008,733	112,623,785
Cost of shares redeemed	(84,824,646)	(233,769,363)
Net increase (decrease) in net assets resulting from share transactions	16,861,817	(23,465,486)
Total increase (decrease) in net assets	108,673,361	(557,168,183)

Net Assets
Beginning of period	657,557,704	1,214,725,887
End of period	$766,231,065	$657,557,704

Other Information
Shares
Sold	1,954,025	2,944,154
Issued in reinvestment of distributions	1,565,033	2,912,433
Redeemed	(2,911,829)	(6,908,065)
Net increase (decrease)	607,229	(1,051,478)

Financial Highlights
Fidelity® Pacific Basin Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.99	$46.10	$40.16	$32.65	$29.51	$35.53
Income from Investment Operations
Net investment income (loss) A,B	.14 C	.22	.15	.16	.26	.22
Net realized and unrealized gain (loss)	5.85	(14.49)	7.74	7.61	5.74	(4.69)
Total from investment operations	5.99	(14.27)	7.89	7.77	6.00	(4.47)
Distributions from net investment income	-	(1.17) D	(.10)	(.26)	(.20)	(.23)
Distributions from net realized gain	(2.40)	(4.67) D	(1.85)	-	(2.67)	(1.32)
Total distributions	(2.40)	(5.84)	(1.95)	(.26)	(2.86) E	(1.55)
Redemption fees added to paid in capital A	-	-	-	-	-	- F
Net asset value, end of period	$29.58	$25.99	$46.10	$40.16	$32.65	$29.51
Total Return G,H	23.53%	(35.11)%	20.08%	23.95%	22.37%	(13.24)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.17% K	1.12%	1.04%	1.11%	.97%	1.07%
Expenses net of fee waivers, if any	1.16% K	1.12%	1.04%	1.11%	.97%	1.07%
Expenses net of all reductions	1.16% K	1.12%	1.04%	1.10%	.97%	1.06%
Net investment income (loss)	.70% C,K	.64%	.32%	.47%	.88%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$766,231	$657,558	$1,214,726	$1,084,673	$891,154	$807,632
Portfolio turnover rate L	57% K	29%	40%	27%	32%	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .47%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Amount represents less than $.005 per share.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$152,133,575
Gross unrealized depreciation	(70,250,743)
Net unrealized appreciation (depreciation)	$81,882,832
Tax cost	$683,712,103

The Fund elected to defer to its next fiscal year $6,393,003 of ordinary losses recognized during the period January 1, 2022 to October 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pacific Basin Fund	209,381,372	245,210,157
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Pacific Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .94% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pacific Basin Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Pacific Basin Fund	$2,252

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Pacific Basin Fund	Borrower	$13,156,000	4.07%	$4,457

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Pacific Basin Fund	-	793,335	(16,516)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Pacific Basin Fund	$734
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Pacific Basin Fund	$2,532	$-	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $17,343.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Pacific Basin Fund	18%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Canada Fund
Class A	1.32%
Actual		$ 1,000	$ 1,083.80	$ 6.82
Hypothetical- B		$ 1,000	$ 1,018.25	$ 6.61
Class M	1.59%
Actual		$ 1,000	$ 1,082.40	$ 8.21
Hypothetical- B		$ 1,000	$ 1,016.91	$ 7.95
Class C	2.09%
Actual		$ 1,000	$ 1,079.80	$ 10.78
Hypothetical- B		$ 1,000	$ 1,014.43	$ 10.44
Fidelity® Canada Fund	1.01%
Actual		$ 1,000	$ 1,085.50	$ 5.22
Hypothetical- B		$ 1,000	$ 1,019.79	$ 5.06
Class I	.99%
Actual		$ 1,000	$ 1,085.50	$ 5.12
Hypothetical- B		$ 1,000	$ 1,019.89	$ 4.96
Class Z	.87%
Actual		$ 1,000	$ 1,086.30	$ 4.50
Hypothetical- B		$ 1,000	$ 1,020.48	$ 4.36
Fidelity® China Region Fund
Class A	1.24%
Actual		$ 1,000	$ 1,335.80	$ 7.18
Hypothetical- B		$ 1,000	$ 1,018.65	$ 6.21
Class M	1.52%
Actual		$ 1,000	$ 1,333.80	$ 8.80
Hypothetical- B		$ 1,000	$ 1,017.26	$ 7.60
Class C	1.96%
Actual		$ 1,000	$ 1,330.60	$ 11.33
Hypothetical- B		$ 1,000	$ 1,015.08	$ 9.79
Fidelity® China Region Fund	.94%
Actual		$ 1,000	$ 1,337.30	$ 5.45
Hypothetical- B		$ 1,000	$ 1,020.13	$ 4.71
Class I	.93%
Actual		$ 1,000	$ 1,337.90	$ 5.39
Hypothetical- B		$ 1,000	$ 1,020.18	$ 4.66
Class Z	.80%
Actual		$ 1,000	$ 1,338.60	$ 4.64
Hypothetical- B		$ 1,000	$ 1,020.83	$ 4.01

Fidelity® Emerging Asia Fund	1.10%
Actual		$ 1,000	$ 1,203.80	$ 6.01
Hypothetical- B		$ 1,000	$ 1,019.34	$ 5.51
Fidelity® Emerging Markets Fund
Class A	1.20%
Actual		$ 1,000	$ 1,211.60	$ 6.58
Hypothetical- B		$ 1,000	$ 1,018.84	$ 6.01
Class M	1.48%
Actual		$ 1,000	$ 1,210.00	$ 8.11
Hypothetical- B		$ 1,000	$ 1,017.46	$ 7.40
Class C	1.98%
Actual		$ 1,000	$ 1,207.00	$ 10.83
Hypothetical- B		$ 1,000	$ 1,014.98	$ 9.89
Fidelity® Emerging Markets Fund	.90%
Actual		$ 1,000	$ 1,213.50	$ 4.94
Hypothetical- B		$ 1,000	$ 1,020.33	$ 4.51
Class K	.77%
Actual		$ 1,000	$ 1,214.30	$ 4.23
Hypothetical- B		$ 1,000	$ 1,020.98	$ 3.86
Class I	.89%
Actual		$ 1,000	$ 1,213.30	$ 4.88
Hypothetical- B		$ 1,000	$ 1,020.38	$ 4.46
Class Z	.77%
Actual		$ 1,000	$ 1,213.90	$ 4.23
Hypothetical- B		$ 1,000	$ 1,020.98	$ 3.86
Fidelity® Europe Fund
Class A	1.06%
Actual		$ 1,000	$ 1,245.50	$ 5.90
Hypothetical- B		$ 1,000	$ 1,019.54	$ 5.31
Class M	1.33%
Actual		$ 1,000	$ 1,243.80	$ 7.40
Hypothetical- B		$ 1,000	$ 1,018.20	$ 6.66
Class C	1.83%
Actual		$ 1,000	$ 1,240.50	$ 10.17
Hypothetical- B		$ 1,000	$ 1,015.72	$ 9.15
Fidelity® Europe Fund	.74%
Actual		$ 1,000	$ 1,247.00	$ 4.12
Hypothetical- B		$ 1,000	$ 1,021.12	$ 3.71
Class I	.72%
Actual		$ 1,000	$ 1,247.50	$ 4.01
Hypothetical- B		$ 1,000	$ 1,021.22	$ 3.61
Class Z	.61%
Actual		$ 1,000	$ 1,248.20	$ 3.40
Hypothetical- B		$ 1,000	$ 1,021.77	$ 3.06
Fidelity® Japan Fund
Class A	1.36%
Actual		$ 1,000	$ 1,153.80	$ 7.26
Hypothetical- B		$ 1,000	$ 1,018.05	$ 6.81
Class M	1.65%
Actual		$ 1,000	$ 1,151.60	$ 8.80
Hypothetical- B		$ 1,000	$ 1,016.61	$ 8.25
Class C	2.07%
Actual		$ 1,000	$ 1,149.20	$ 11.03
Hypothetical- B		$ 1,000	$ 1,014.53	$ 10.34
Fidelity® Japan Fund	1.09%
Actual		$ 1,000	$ 1,155.10	$ 5.82
Hypothetical- B		$ 1,000	$ 1,019.39	$ 5.46
Class I	1.07%
Actual		$ 1,000	$ 1,155.40	$ 5.72
Hypothetical- B		$ 1,000	$ 1,019.49	$ 5.36
Class Z	.93%
Actual		$ 1,000	$ 1,156.30	$ 4.97
Hypothetical- B		$ 1,000	$ 1,020.18	$ 4.66

Fidelity® Japan Smaller Companies Fund	.91%
Actual		$ 1,000	$ 1,149.00	$ 4.85
Hypothetical- B		$ 1,000	$ 1,020.28	$ 4.56
Fidelity® Latin America Fund
Class A	1.33%
Actual		$ 1,000	$ 927.00	$ 6.35
Hypothetical- B		$ 1,000	$ 1,018.20	$ 6.66
Class M	1.58%
Actual		$ 1,000	$ 925.70	$ 7.54
Hypothetical- B		$ 1,000	$ 1,016.96	$ 7.90
Class C	2.08%
Actual		$ 1,000	$ 923.40	$ 9.92
Hypothetical- B		$ 1,000	$ 1,014.48	$ 10.39
Fidelity® Latin America Fund	1.07%
Actual		$ 1,000	$ 927.90	$ 5.11
Hypothetical- B		$ 1,000	$ 1,019.49	$ 5.36
Class I	1.04%
Actual		$ 1,000	$ 927.90	$ 4.97
Hypothetical- B		$ 1,000	$ 1,019.64	$ 5.21
Class Z	.86%
Actual		$ 1,000	$ 929.00	$ 4.11
Hypothetical- B		$ 1,000	$ 1,020.53	$ 4.31

Fidelity® Nordic Fund	.94%
Actual		$ 1,000	$ 1,282.70	$ 5.32
Hypothetical- B		$ 1,000	$ 1,020.13	$ 4.71

Fidelity® Pacific Basin Fund	1.16%
Actual		$ 1,000	$ 1,235.30	$ 6.43
Hypothetical- B		$ 1,000	$ 1,019.04	$ 5.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703611.125
TIF-SANN-0623
Fidelity® International Small Cap Opportunities Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
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Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

AddTech AB (B Shares) (Sweden, Trading Companies & Distributors)	4.3
Spectris PLC (United Kingdom, Electronic Equipment, Instruments & Components)	4.1
Lagercrantz Group AB (B Shares) (Sweden, Electronic Equipment, Instruments & Components)	4.2
Interpump Group SpA (Italy, Machinery)	3.3
Aalberts Industries NV (Netherlands, Machinery)	3.2
Azbil Corp. (Japan, Electronic Equipment, Instruments & Components)	3.1
CTS Eventim AG (Germany, Entertainment)	2.8
SHO-BOND Holdings Co. Ltd. (Japan, Construction & Engineering)	2.0
OBIC Co. Ltd. (Japan, IT Services)	1.8
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.8
30.6

Market Sectors (% of Fund's net assets)

Industrials	33.5
Information Technology	20.3
Health Care	10.0
Consumer Discretionary	8.5
Communication Services	7.3
Consumer Staples	5.4
Financials	4.4
Materials	3.3
Real Estate	1.9
Energy	1.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($)
Australia - 1.1%
Imdex Ltd.	3,947,753	5,455,151
Steadfast Group Ltd.	1,655,000	6,524,686
TOTAL AUSTRALIA		11,979,837
Belgium - 1.7%
Azelis Group NV	305,600	7,239,924
KBC Ancora	246,989	11,882,382
TOTAL BELGIUM		19,122,306
Canada - 3.0%
CAE, Inc. (a)	411,600	9,262,785
McCoy Global, Inc. (a)	630,215	716,338
Osisko Gold Royalties Ltd.	335,000	5,444,662
Pason Systems, Inc.	492,300	4,287,663
Richelieu Hardware Ltd. (b)	441,363	13,271,675
TOTAL CANADA		32,983,123
China - 0.5%
Chlitina Holding Ltd.	829,500	5,916,476
Denmark - 0.5%
Spar Nord Bank A/S	358,229	5,809,405
Egypt - 0.3%
Integrated Diagnostics Holdings PLC (c)	5,996,716	2,704,519
Finland - 0.5%
Musti Group OYJ	289,502	5,994,052
France - 3.6%
Laurent-Perrier Group SA	42,632	5,778,073
Lectra	426,010	13,847,902
LISI (b)	323,264	9,154,458
Vetoquinol SA	112,417	11,012,247
TOTAL FRANCE		39,792,680
Germany - 6.4%
CTS Eventim AG	466,054	30,607,276
Nexus AG	291,358	16,694,464
Rheinmetall AG	32,000	9,361,742
Scout24 AG (c)	127,200	7,919,135
Stabilus Se	93,636	6,108,108
TOTAL GERMANY		70,690,725
India - 1.0%
Embassy Office Parks (REIT)	1,491,217	6,018,108
Indian Energy Exchange Ltd. (a)(c)	2,648,585	5,093,156
TOTAL INDIA		11,111,264
Ireland - 1.6%
AerCap Holdings NV (a)	153,000	8,623,080
Cairn Homes PLC	4,369,500	4,975,180
Irish Residential Properties REIT PLC	3,425,000	3,894,776
TOTAL IRELAND		17,493,036
Israel - 1.2%
Ituran Location & Control Ltd. (b)	355,577	7,396,002
Maytronics Ltd.	248,385	2,594,480
Tel Aviv Stock Exchange Ltd.	724,996	3,337,976
TOTAL ISRAEL		13,328,458
Italy - 3.3%
Interpump Group SpA	646,943	35,985,500
Japan - 31.1%
Ai Holdings Corp.	157,100	2,750,339
Aoki Super Co. Ltd.	175,000	3,103,556
Artnature, Inc.	483,700	2,782,199
Aucnet, Inc. (b)	306,977	3,590,726
Azbil Corp.	1,215,592	33,996,176
Broadleaf Co. Ltd.	2,509,998	7,918,173
Central Automotive Products Ltd.	151,500	3,221,034
Curves Holdings Co. Ltd.	2,020,026	11,777,046
Daiichikosho Co. Ltd.	737,600	13,223,853
Daikokutenbussan Co. Ltd.	67,500	2,702,405
Digital Hearts Holdings Co. Ltd.	556,514	6,029,381
Fujitec Co. Ltd.	203,000	5,407,765
Funai Soken Holdings, Inc.	290,650	5,571,638
Goldcrest Co. Ltd.	595,530	7,982,912
Iwatsuka Confectionary Co. Ltd.	18,900	670,244
Kobayashi Pharmaceutical Co. Ltd.	160,550	10,018,645
Koshidaka Holdings Co. Ltd.	1,487,400	12,592,267
Kusuri No Aoki Holdings Co. Ltd.	93,500	4,486,502
Lasertec Corp.	71,144	9,678,859
Medikit Co. Ltd.	294,400	5,109,399
Miroku Jyoho Service Co., Ltd. (b)	238,400	2,977,852
Misumi Group, Inc.	650,568	16,412,014
Mitsuboshi Belting Ltd.	109,780	3,145,165
Nagaileben Co. Ltd.	671,327	10,442,939
Nihon Parkerizing Co. Ltd.	1,672,000	13,087,024
NS Tool Co. Ltd.	594,500	4,956,237
NSD Co. Ltd.	432,049	7,948,139
OBIC Co. Ltd.	130,600	20,122,223
OSG Corp.	809,800	11,375,833
Paramount Bed Holdings Co. Ltd.	217,220	3,851,918
ProNexus, Inc.	497,100	3,651,617
San-Ai Obbli Co. Ltd.	574,300	6,050,845
SHO-BOND Holdings Co. Ltd.	502,100	21,457,721
Shoei Co. Ltd.	642,604	11,921,007
SK Kaken Co. Ltd.	36,900	11,733,304
Software Service, Inc.	67,600	4,332,101
Techno Medica Co. Ltd.	80,791	1,065,636
The Monogatari Corp.	282,600	5,940,172
TIS, Inc.	296,800	8,150,046
Tocalo Co. Ltd.	558,336	5,243,449
USS Co. Ltd.	677,100	11,377,983
YAKUODO Holdings Co. Ltd.	235,900	4,312,070
TOTAL JAPAN		342,168,414
Kenya - 0.0%
Safaricom Ltd.	3,355,217	407,067
Korea (South) - 0.6%
BGF Retail Co. Ltd.	44,596	6,224,208
Netherlands - 5.6%
Aalberts Industries NV	762,480	35,102,583
BE Semiconductor Industries NV (b)	106,000	9,500,626
IMCD NV	114,517	17,186,572
TOTAL NETHERLANDS		61,789,781
Norway - 2.3%
Kongsberg Gruppen ASA	429,181	19,241,974
Medistim ASA	175,242	4,324,710
Volue A/S (a)	963,944	1,628,123
TOTAL NORWAY		25,194,807
South Africa - 0.5%
Clicks Group Ltd.	336,429	4,916,820
Spain - 0.3%
Fluidra SA	190,001	3,251,393
Sweden - 12.8%
Addlife AB	676,924	8,000,272
AddTech AB (B Shares)	2,389,665	47,769,763
Autoliv, Inc. (b)	161,800	13,884,058
Bergman & Beving AB (B Shares)	224,870	3,157,594
Hemnet Group AB	570,600	9,347,668
INVISIO AB	360,859	7,407,162
John Mattson Fastighetsforetag (a)	427,564	2,951,866
Lagercrantz Group AB (B Shares)	3,556,312	45,706,449
Teqnion AB	122,243	2,128,961
TOTAL SWEDEN		140,353,793
Switzerland - 1.5%
Tecan Group AG	37,821	16,408,775
Taiwan - 0.5%
Addcn Technology Co. Ltd.	855,032	5,652,604
United Kingdom - 12.2%
Bodycote PLC	1,851,267	16,065,034
Clarkson PLC	219,953	8,569,204
Dechra Pharmaceuticals PLC	206,495	9,679,820
DP Poland PLC (a)	15,541,591	1,845,764
Howden Joinery Group PLC	1,461,900	12,577,764
InterContinental Hotel Group PLC ADR	76,000	5,265,280
Rightmove PLC	1,999,170	14,426,528
Spectris PLC	968,878	45,770,991
Spirax-Sarco Engineering PLC	143,991	20,068,541
TOTAL UNITED KINGDOM		134,268,926
United States of America - 4.1%
Morningstar, Inc.	85,400	15,227,674
NOV, Inc.	390,000	6,532,500
PriceSmart, Inc.	114,460	8,433,413
ResMed, Inc.	63,495	15,299,755
TOTAL UNITED STATES OF AMERICA		45,493,342
TOTAL COMMON STOCKS (Cost $766,166,106)		1,059,041,311

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d)	35,897,788	35,904,968
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e)	31,849,238	31,852,423
TOTAL MONEY MARKET FUNDS (Cost $67,757,391)		67,757,391

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $833,923,497)	1,126,798,702
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(26,308,662)
NET ASSETS - 100.0%	1,100,490,040

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,716,810 or 1.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	26,881,448	108,978,443	99,954,923	392,059	-	-	35,904,968	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	13,986,458	85,469,217	67,603,251	20,667	-	(1)	31,852,423	0.1%
Total	40,867,906	194,447,660	167,558,174	412,726	-	(1)	67,757,391

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	81,584,131	62,707,674	18,876,457	-
Consumer Discretionary	94,979,049	34,558,814	60,420,235	-
Consumer Staples	59,344,611	19,128,306	40,216,305	-
Energy	17,587,346	11,536,501	6,050,845	-
Financials	47,875,279	36,257,437	11,617,842	-
Health Care	108,926,555	84,124,562	24,801,993	-
Industrials	368,755,256	291,533,817	77,221,439	-
Information Technology	223,421,281	123,850,093	99,571,188	-
Materials	35,720,141	5,444,662	30,275,479	-
Real Estate	20,847,662	6,846,642	14,001,020	-

Money Market Funds	67,757,391	67,757,391	-	-
Total Investments in Securities:	1,126,798,702	743,745,899	383,052,803	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,820,504) - See accompanying schedule:
Unaffiliated issuers (cost $766,166,106)	$1,059,041,311
Fidelity Central Funds (cost $67,757,391)	67,757,391

Total Investment in Securities (cost $833,923,497)		$1,126,798,702
Foreign currency held at value (cost $175,473)		175,278
Receivable for investments sold		1,435,481
Receivable for fund shares sold		466,951
Dividends receivable		4,350,552
Reclaims receivable		1,662,643
Distributions receivable from Fidelity Central Funds		120,282
Prepaid expenses		441
Other receivables		4,201
Total assets		1,135,014,531
Liabilities
Payable for investments purchased	$643,173
Payable for fund shares redeemed	678,331
Accrued management fee	658,087
Distribution and service plan fees payable	13,747
Other affiliated payables	160,764
Other payables and accrued expenses	514,356
Collateral on securities loaned	31,856,033
Total Liabilities		34,524,491
Net Assets		$1,100,490,040
Net Assets consist of:
Paid in capital		$791,077,448
Total accumulated earnings (loss)		309,412,592
Net Assets		$1,100,490,040

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($29,631,524 ÷ 1,563,189 shares) (a)		$18.96
Maximum offering price per share (100/94.25 of $18.96)		$20.12
Class M :
Net Asset Value and redemption price per share ($11,559,734 ÷ 620,692 shares) (a)		$18.62
Maximum offering price per share (100/96.50 of $18.62)		$19.30
Class C :
Net Asset Value and offering price per share ($3,396,539 ÷ 191,157 shares) (a)		$17.77
International Small Cap Opportunities :
Net Asset Value , offering price and redemption price per share ($744,684,302 ÷ 38,499,324 shares)		$19.34
Class I :
Net Asset Value , offering price and redemption price per share ($66,102,306 ÷ 3,422,227 shares)		$19.32
Class Z :
Net Asset Value , offering price and redemption price per share ($245,115,635 ÷ 12,711,963 shares)		$19.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$7,862,869
Income from Fidelity Central Funds (including $20,667 from security lending)		412,726
Income before foreign taxes withheld		$8,275,595
Less foreign taxes withheld		(736,900)
Total Income		7,538,695
Expenses
Management fee
Basic fee	$4,510,472
Performance adjustment	106,864
Transfer agent fees	740,869
Distribution and service plan fees	81,609
Accounting fees	241,345
Custodian fees and expenses	47,658
Independent trustees' fees and expenses	3,667
Registration fees	33,926
Audit	48,068
Legal	843
Interest	4,911
Miscellaneous	2,394
Total expenses before reductions	5,822,626
Expense reductions	(25,181)
Total expenses after reductions		5,797,445
Net Investment income (loss)		1,741,250
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,685)	19,336,052
Foreign currency transactions	129,271
Total net realized gain (loss)		19,465,323
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $175,096)	155,391,112
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	194,012
Total change in net unrealized appreciation (depreciation)		155,585,123
Net gain (loss)		175,050,446
Net increase (decrease) in net assets resulting from operations		$176,791,696
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,741,250	$8,172,300
Net realized gain (loss)	19,465,323	72,325,342
Change in net unrealized appreciation (depreciation)	155,585,123	(657,801,200)
Net increase (decrease) in net assets resulting from operations	176,791,696	(577,303,558)
Distributions to shareholders	(64,708,392)	(145,923,001)
Share transactions - net increase (decrease)	(53,739,053)	(23,291,061)
Total increase (decrease) in net assets	58,344,251	(746,517,620)

Net Assets
Beginning of period	1,042,145,789	1,788,663,409
End of period	$1,100,490,040	$1,042,145,789

Financial Highlights
Fidelity Advisor® International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.17	$28.35	$20.86	$19.02	$17.33	$18.47
Income from Investment Operations
Net investment income (loss) A,B	- C	.06	(.06)	(.04)	.11	.12
Net realized and unrealized gain (loss)	2.92	(8.93)	7.55	2.05	2.01	(.92)
Total from investment operations	2.92	(8.87)	7.49	2.01	2.12	(.80)
Distributions from net investment income	-	-	-	(.11)	(.11)	(.09)
Distributions from net realized gain	(1.13)	(2.31)	-	(.05)	(.31)	(.24)
Total distributions	(1.13)	(2.31)	-	(.17) D	(.43) D	(.34) D
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$18.96	$17.17	$28.35	$20.86	$19.02	$17.33
Total Return E,F,G	17.43%	(33.79)%	35.91%	10.58%	12.61%	(4.48)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.38% J	1.49%	1.50%	1.57%	1.49%	1.38%
Expenses net of fee waivers, if any	1.38% J	1.48%	1.50%	1.57%	1.49%	1.38%
Expenses net of all reductions	1.38% J	1.48%	1.50%	1.56%	1.48%	1.37%
Net investment income (loss)	-% J,K	.30%	(.25)%	(.20)%	.64%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$29,632	$26,380	$45,981	$37,771	$41,679	$41,164
Portfolio turnover rate L	6% J	13%	21%	20%	17%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount represents less than .005%.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Opportunities Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.91	$28.02	$20.67	$18.85	$17.17	$18.32
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.01	(.13)	(.09)	.06	.07
Net realized and unrealized gain (loss)	2.86	(8.81)	7.48	2.03	1.99	(.92)
Total from investment operations	2.84	(8.80)	7.35	1.94	2.05	(.85)
Distributions from net investment income	-	-	-	(.06)	(.06)	(.06)
Distributions from net realized gain	(1.13)	(2.31)	-	(.05)	(.31)	(.24)
Total distributions	(1.13)	(2.31)	-	(.12) C	(.37)	(.30)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$18.62	$16.91	$28.02	$20.67	$18.85	$17.17
Total Return E,F,G	17.22%	(33.95)%	35.56%	10.29%	12.29%	(4.74)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.64% J	1.74%	1.75%	1.84%	1.77%	1.67%
Expenses net of fee waivers, if any	1.63% J	1.74%	1.75%	1.84%	1.77%	1.67%
Expenses net of all reductions	1.63% J	1.74%	1.75%	1.83%	1.77%	1.66%
Net investment income (loss)	(.25)% J	.05%	(.50)%	(.47)%	.36%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$11,560	$10,115	$16,378	$13,141	$13,875	$13,245
Portfolio turnover rate K	6% J	13%	21%	20%	17%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.22	$27.10	$20.09	$18.31	$16.69	$17.84
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.09)	(.25)	(.18)	(.02)	(.02)
Net realized and unrealized gain (loss)	2.75	(8.48)	7.26	1.96	1.93	(.89)
Total from investment operations	2.68	(8.57)	7.01	1.78	1.91	(.91)
Distributions from net realized gain	(1.13)	(2.31)	-	-	(.29)	(.24)
Total distributions	(1.13)	(2.31)	-	-	(.29)	(.24)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$17.77	$16.22	$27.10	$20.09	$18.31	$16.69
Total Return D,E,F	16.95%	(34.28)%	34.89%	9.72%	11.74%	(5.19)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.17% I	2.26%	2.26%	2.33%	2.27%	2.15%
Expenses net of fee waivers, if any	2.16% I	2.25%	2.26%	2.33%	2.26%	2.15%
Expenses net of all reductions	2.16% I	2.25%	2.26%	2.33%	2.26%	2.14%
Net investment income (loss)	(.78)% I	(.47)%	(1.01)%	(.96)%	(.13)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,397	$3,314	$6,770	$7,253	$9,424	$14,461
Portfolio turnover rate J	6% I	13%	21%	20%	17%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.47	$28.77	$21.10	$19.24	$17.53	$18.69
Income from Investment Operations
Net investment income (loss) A,B	.03	.13	.01	.02	.17	.18
Net realized and unrealized gain (loss)	2.98	(9.09)	7.66	2.07	2.02	(.95)
Total from investment operations	3.01	(8.96)	7.67	2.09	2.19	(.77)
Distributions from net investment income	- C	(.04)	-	(.17)	(.17)	(.15)
Distributions from net realized gain	(1.13)	(2.31)	-	(.05)	(.31)	(.24)
Total distributions	(1.14) D	(2.34) D	-	(.23) D	(.48)	(.39)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$19.34	$17.47	$28.77	$21.10	$19.24	$17.53
Total Return E,F	17.61%	(33.62)%	36.35%	10.90%	12.97%	(4.25)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.07% I	1.19%	1.21%	1.26%	1.19%	1.10%
Expenses net of fee waivers, if any	1.07% I	1.19%	1.20%	1.26%	1.19%	1.10%
Expenses net of all reductions	1.07% I	1.19%	1.20%	1.25%	1.19%	1.09%
Net investment income (loss)	.31% I	.60%	.05%	.11%	.94%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$744,684	$700,271	$1,268,421	$1,152,472	$1,040,989	$965,482
Portfolio turnover rate J	6% I	13%	21%	20%	17%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.46	$28.75	$21.09	$19.22	$17.51	$18.66
Income from Investment Operations
Net investment income (loss) A,B	.03	.13	.01	.02	.17	.18
Net realized and unrealized gain (loss)	2.97	(9.07)	7.65	2.07	2.02	(.94)
Total from investment operations	3.00	(8.94)	7.66	2.09	2.19	(.76)
Distributions from net investment income	(.01)	(.04)	-	(.16)	(.16)	(.15)
Distributions from net realized gain	(1.13)	(2.31)	-	(.05)	(.31)	(.24)
Total distributions	(1.14)	(2.35)	-	(.22) C	(.48) C	(.39)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$19.32	$17.46	$28.75	$21.09	$19.22	$17.51
Total Return E,F	17.59%	(33.60)%	36.32%	10.90%	12.93%	(4.21)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.09% I	1.20%	1.22%	1.28%	1.20%	1.12%
Expenses net of fee waivers, if any	1.08% I	1.19%	1.22%	1.27%	1.19%	1.12%
Expenses net of all reductions	1.08% I	1.19%	1.22%	1.27%	1.19%	1.11%
Net investment income (loss)	.30% I	.59%	.04%	.09%	.93%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$66,102	$82,705	$141,310	$113,041	$142,854	$159,968
Portfolio turnover rate J	6% I	13%	21%	20%	17%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Opportunities Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$17.44	$28.73	$21.05	$19.20	$17.51	$19.11
Income from Investment Operations
Net investment income (loss) B,C	.04	.15	.04	.05	.19	- D
Net realized and unrealized gain (loss)	2.97	(9.05)	7.64	2.05	2.02	(1.60)
Total from investment operations	3.01	(8.90)	7.68	2.10	2.21	(1.60)
Distributions from net investment income	(.04)	(.08)	-	(.20)	(.20)	-
Distributions from net realized gain	(1.13)	(2.31)	-	(.05)	(.31)	-
Total distributions	(1.17)	(2.39)	-	(.25)	(.52) E	-
Net asset value, end of period	$19.28	$17.44	$28.73	$21.05	$19.20	$17.51
Total Return F,G	17.68%	(33.52)%	36.48%	11.03%	13.10%	(8.37)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.96% J	1.07%	1.09%	1.14%	1.05%	1.03% J
Expenses net of fee waivers, if any	.95% J	1.07%	1.09%	1.13%	1.05%	1.03% J
Expenses net of all reductions	.95% J	1.07%	1.09%	1.13%	1.05%	1.02% J
Net investment income (loss)	.43% J	.72%	.16%	.23%	1.08%	.16% J
Supplemental Data
Net assets, end of period (000 omitted)	$245,116	$219,360	$309,803	$82,476	$76,527	$4,617
Portfolio turnover rate K	6% J	13%	21%	20%	17%	19%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap Opportunities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$373,682,183
Gross unrealized depreciation	(84,121,937)
Net unrealized appreciation (depreciation)	$289,560,246
Tax cost	$837,238,456

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Opportunities Fund	34,437,402	162,392,394

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$36,202	$454
Class M	.25%	.25%	27,882	376
Class C	.75%	.25%	17,525	806
			$81,609	$1,636

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$975
Class M	713
Class C A	46
$1,734

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$31,168.22
Class M	12,355.22
Class C	4,348.25
International Small Cap Opportunities	575,177.16
Class I	67,397.17
Class Z	50,424.04
	$740,869

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Small Cap Opportunities Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Small Cap Opportunities Fund	$69

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Small Cap Opportunities Fund	Borrower	$9,180,000	4.82%	$4,911

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Small Cap Opportunities Fund	1,948,199	12,385,884	(558,433)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Small Cap Opportunities Fund	$1,069

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Small Cap Opportunities Fund	$2,378	$-	$-

8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	255

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $24,926.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity International Small Cap Opportunities Fund
Distributions to shareholders
Class A	$1,724,252	$3,712,302
Class M	668,890	1,347,073
Class C	228,866	565,280
International Small Cap Opportunities	42,205,549	103,110,108
Class I	5,288,952	11,507,400
Class Z	14,591,883	25,680,838
Total	$64,708,392	$145,923,001

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity International Small Cap Opportunities Fund
Class A
Shares sold	41,458	107,181	$759,323	$2,213,121
Reinvestment of distributions	94,841	146,450	1,693,860	3,629,027
Shares redeemed	(109,696)	(339,023)	(2,004,111)	(7,042,478)
Net increase (decrease)	26,603	(85,392)	$449,072	$(1,200,330)
Class M
Shares sold	14,483	19,908	$259,631	$424,699
Reinvestment of distributions	37,879	54,676	665,150	1,337,368
Shares redeemed	(30,021)	(60,774)	(539,721)	(1,238,854)
Net increase (decrease)	22,341	13,810	$385,060	$523,213
Class C
Shares sold	2,390	9,960	$41,139	$199,008
Reinvestment of distributions	13,606	23,946	228,441	564,404
Shares redeemed	(29,221)	(79,310)	(505,808)	(1,567,463)
Net increase (decrease)	(13,225)	(45,404)	$(236,228)	$(804,051)
International Small Cap Opportunities
Shares sold	1,229,683	2,966,612	$23,216,765	$62,249,598
Reinvestment of distributions	1,900,059	3,165,438	34,581,075	79,642,429
Shares redeemed	(4,704,251)	(10,146,566)	(89,160,209)	(202,796,085)
Net increase (decrease)	(1,574,509)	(4,014,516)	$(31,362,369)	$(60,904,058)
Class I
Shares sold	344,473	698,127	$6,482,077	$14,776,475
Reinvestment of distributions	193,260	335,375	3,513,459	8,427,973
Shares redeemed	(1,853,302)	(1,211,577)	(35,210,147)	(25,532,337)
Net increase (decrease)	(1,315,569)	(178,075)	$(25,214,611)	$(2,327,889)
Class Z
Shares sold	494,386	2,588,492	$9,242,949	$51,781,304
Reinvestment of distributions	741,352	928,091	13,440,712	23,276,518
Shares redeemed	(1,099,371)	(1,722,683)	(20,443,638)	(33,635,768)
Net increase (decrease)	136,367	1,793,900	$2,240,023	$41,422,054

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Small Cap Opportunities Fund	25%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® International Small Cap Opportunities Fund
Class A	1.38%
Actual		$ 1,000	$ 1,174.30	$ 7.44
Hypothetical- B		$ 1,000	$ 1,017.95	$ 6.90
Class M	1.63%
Actual		$ 1,000	$ 1,172.20	$ 8.78
Hypothetical- B		$ 1,000	$ 1,016.71	$ 8.15
Class C	2.16%
Actual		$ 1,000	$ 1,169.50	$ 11.62
Hypothetical- B		$ 1,000	$ 1,014.08	$ 10.79
Fidelity® International Small Cap Opportunities Fund	1.07%
Actual		$ 1,000	$ 1,176.10	$ 5.77
Hypothetical- B		$ 1,000	$ 1,019.49	$ 5.36
Class I	1.08%
Actual		$ 1,000	$ 1,175.90	$ 5.83
Hypothetical- B		$ 1,000	$ 1,019.44	$ 5.41
Class Z	.95%
Actual		$ 1,000	$ 1,176.80	$ 5.13
Hypothetical- B		$ 1,000	$ 1,020.08	$ 4.76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.815078.117
ILS-SANN-0623
Fidelity® International Value Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Shell PLC ADR (Netherlands, Oil, Gas & Consumable Fuels)	4.0
BHP Group Ltd. (Australia, Metals & Mining)	3.6
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	3.6
Toyota Motor Corp. (Japan, Automobiles)	2.4
Siemens AG (Germany, Industrial Conglomerates)	2.4
Sanofi SA (United States of America, Pharmaceuticals)	2.1
Hitachi Ltd. (Japan, Industrial Conglomerates)	2.1
BAE Systems PLC (United Kingdom, Aerospace & Defense)	2.0
UBS Group AG (Switzerland, Capital Markets)	2.0
AXA SA (France, Insurance)	1.9
26.1

Market Sectors (% of Fund's net assets)

Financials	32.1
Industrials	15.6
Materials	13.4
Energy	12.0
Consumer Discretionary	7.9
Health Care	5.1
Information Technology	5.0
Communication Services	1.9
Utilities	1.5
Real Estate	0.9
Consumer Staples	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.2%
	Shares	Value ($)
Australia - 8.4%
BHP Group Ltd.	924,190	27,427,648
Flutter Entertainment PLC (a)	11,600	2,320,136
Glencore PLC	2,390,400	14,109,655
Macquarie Group Ltd.	79,601	9,710,671
National Australia Bank Ltd.	197,222	3,796,752
Woodside Energy Group Ltd.	301,423	6,839,388
TOTAL AUSTRALIA		64,204,250
Belgium - 1.4%
KBC Group NV	104,416	7,453,327
UCB SA	36,900	3,432,526
TOTAL BELGIUM		10,885,853
Canada - 0.5%
Nutrien Ltd.	57,800	4,009,759
Denmark - 0.7%
DSV A/S	26,700	5,014,761
Finland - 1.1%
Sampo Oyj (A Shares)	172,334	8,727,567
France - 12.4%
Air Liquide SA	54,470	9,798,621
Airbus Group NV	30,200	4,229,046
ALTEN	25,700	4,361,100
AXA SA	450,905	14,717,616
BNP Paribas SA	199,600	12,896,833
Capgemini SA	31,293	5,686,042
Euroapi SASU	5,559	66,737
Teleperformance	14,400	2,868,819
TotalEnergies SE	424,905	27,151,405
VINCI SA (b)	59,200	7,319,084
Vivendi SA	503,892	5,526,845
TOTAL FRANCE		94,622,148
Germany - 10.8%
Bayer AG	137,500	9,074,487
Covestro AG (c)	93,800	4,115,048
Deutsche Post AG	168,500	8,104,782
Hannover Reuck SE	44,300	9,450,423
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,300	9,117,286
Rheinmetall AG	39,050	11,424,251
RWE AG	213,200	9,996,062
Siemens AG	111,539	18,385,223
Vonovia SE	135,829	2,945,929
TOTAL GERMANY		82,613,491
Hong Kong - 2.1%
AIA Group Ltd.	585,000	6,368,939
Prudential PLC	625,700	9,573,861
TOTAL HONG KONG		15,942,800
India - 0.7%
Reliance Industries Ltd. GDR (c)	83,000	4,946,800
Indonesia - 0.6%
PT Bank Rakyat Indonesia (Persero) Tbk	12,947,194	4,511,828
Ireland - 2.9%
Bank of Ireland Group PLC	640,300	6,610,971
CRH PLC	206,002	9,940,415
Ryanair Holdings PLC sponsored ADR (a)	57,800	5,525,102
TOTAL IRELAND		22,076,488
Italy - 2.4%
Enel SpA	209,100	1,428,595
Eni SpA	669,600	10,115,923
Mediobanca SpA	590,525	6,331,306
TOTAL ITALY		17,875,824
Japan - 21.7%
Daiichi Sankyo Kabushiki Kaisha	21,600	741,196
DENSO Corp.	149,900	9,048,505
Fast Retailing Co. Ltd.	26,300	6,227,883
FUJIFILM Holdings Corp.	103,200	5,378,781
Fujitsu Ltd.	39,700	5,291,109
Hitachi Ltd.	286,800	15,864,238
Hoya Corp.	32,000	3,355,361
Ibiden Co. Ltd.	72,300	2,844,733
INPEX Corp.	333,700	3,651,697
Itochu Corp.	298,000	9,886,108
Minebea Mitsumi, Inc.	258,270	4,782,809
Mitsubishi Estate Co. Ltd.	293,900	3,622,113
Mitsubishi UFJ Financial Group, Inc.	1,926,861	12,061,253
NOF Corp.	17,700	808,739
ORIX Corp.	457,000	7,774,723
Renesas Electronics Corp. (a)	494,188	6,440,480
Shin-Etsu Chemical Co. Ltd.	351,500	10,030,341
SoftBank Group Corp.	111,300	4,174,019
Sony Group Corp.	63,100	5,708,893
Sumitomo Mitsui Financial Group, Inc.	262,400	10,725,243
Suzuki Motor Corp.	188,630	6,577,241
TIS, Inc.	108,901	2,990,391
Tokio Marine Holdings, Inc.	450,544	9,059,103
Toyota Motor Corp.	1,351,425	18,555,114
TOTAL JAPAN		165,600,073
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	112,100	5,517,964
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	185,986	5,268,955
Netherlands - 4.3%
Shell PLC ADR	488,800	30,295,828
Universal Music Group NV	106,319	2,320,799
TOTAL NETHERLANDS		32,616,627
Singapore - 1.2%
United Overseas Bank Ltd.	440,305	9,351,180
South Africa - 1.1%
Anglo American PLC (United Kingdom)	257,640	7,938,965
Thungela Resources Ltd. (b)	47,881	444,689
TOTAL SOUTH AFRICA		8,383,654
Spain - 2.3%
Banco Santander SA (Spain) (b)	3,718,982	13,058,106
Cellnex Telecom SA (c)	74,500	3,136,747
Unicaja Banco SA (c)	1,486,600	1,506,219
TOTAL SPAIN		17,701,072
Sweden - 2.0%
Alleima AB	29,480	151,151
Investor AB (B Shares)	519,640	11,137,622
Sandvik AB (b)	211,500	4,300,101
TOTAL SWEDEN		15,588,874
Switzerland - 4.5%
Swiss Life Holding AG (b)	9,003	5,910,343
UBS Group AG	740,358	14,992,250
Zurich Insurance Group Ltd.	27,011	13,048,442
TOTAL SWITZERLAND		33,951,035
United Kingdom - 8.7%
AstraZeneca PLC (United Kingdom)	46,312	6,815,412
BAE Systems PLC	1,187,264	15,125,724
Barratt Developments PLC	865,700	5,439,842
Beazley PLC	516,800	3,867,703
BP PLC	971,608	6,518,514
Imperial Brands PLC	179,830	4,451,530
Lloyds Banking Group PLC	12,382,064	7,522,374
NatWest Group PLC	1,402,700	4,620,633
Rolls-Royce Holdings PLC (a)	604,600	1,158,214
Standard Chartered PLC (United Kingdom)	1,318,898	10,415,888
TOTAL UNITED KINGDOM		65,935,834
United States of America - 4.0%
Ferguson PLC	31,416	4,420,016
Linde PLC	26,314	9,721,707
Sanofi SA	148,579	16,012,100
TOTAL UNITED STATES OF AMERICA		30,153,823
TOTAL COMMON STOCKS (Cost $653,877,956)		725,500,660

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Germany - 0.8%
Porsche Automobil Holding SE (Germany) (Cost $7,668,702)	109,300	6,087,707

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d)	25,760,863	25,766,015
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e)	30,368,706	30,371,743
TOTAL MONEY MARKET FUNDS (Cost $56,137,758)		56,137,758

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $717,684,416)	787,726,125
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(25,451,952)
NET ASSETS - 100.0%	762,274,173

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,704,814 or 1.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	19,026,705	87,607,604	80,868,294	476,525	-	-	25,766,015	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	12,898,750	114,862,713	97,389,720	120,038	-	-	30,371,743	0.1%
Total	31,925,455	202,470,317	178,258,014	596,563	-	-	56,137,758

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	15,158,410	7,847,644	7,310,766	-
Consumer Discretionary	59,965,321	7,759,978	52,205,343	-
Consumer Staples	4,451,530	-	4,451,530	-
Energy	89,964,244	35,687,317	54,276,927	-
Financials	244,318,462	121,627,453	122,691,009	-
Health Care	39,497,819	3,499,263	35,998,556	-
Industrials	118,408,278	40,872,134	77,536,144	-
Information Technology	38,510,600	10,047,142	28,463,458	-
Materials	103,321,004	19,151,572	84,169,432	-
Real Estate	6,568,042	-	6,568,042	-
Utilities	11,424,657	9,996,062	1,428,595	-

Money Market Funds	56,137,758	56,137,758	-	-
Total Investments in Securities:	787,726,125	312,626,323	475,099,802	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,700,214) - See accompanying schedule:
Unaffiliated issuers (cost $661,546,658)	$731,588,367
Fidelity Central Funds (cost $56,137,758)	56,137,758

Total Investment in Securities (cost $717,684,416)		$787,726,125
Foreign currency held at value (cost $135,117)		135,092
Receivable for investments sold		910,578
Receivable for fund shares sold		601,672
Dividends receivable		3,526,452
Reclaims receivable		2,227,573
Distributions receivable from Fidelity Central Funds		155,335
Prepaid expenses		236
Receivable from investment adviser for expense reductions		45,697
Total assets		795,328,760
Liabilities
Payable for investments purchased	$1,420,518
Payable for fund shares redeemed	591,569
Accrued management fee	489,351
Distribution and service plan fees payable	7,334
Other affiliated payables	123,761
Other payables and accrued expenses	50,311
Collateral on securities loaned	30,371,743
Total Liabilities		33,054,587
Net Assets		$762,274,173
Net Assets consist of:
Paid in capital		$772,029,825
Total accumulated earnings (loss)		(9,755,652)
Net Assets		$762,274,173

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($15,967,551 ÷ 1,761,969 shares) (a)		$9.06
Maximum offering price per share (100/94.25 of $9.06)		$9.61
Class M :
Net Asset Value and redemption price per share ($4,464,796 ÷ 492,535 shares) (a)		$9.06
Maximum offering price per share (100/96.50 of $9.06)		$9.39
Class C :
Net Asset Value and offering price per share ($2,587,419 ÷ 284,185 shares) (a)		$9.10
International Value :
Net Asset Value , offering price and redemption price per share ($458,653,592 ÷ 50,611,169 shares)		$9.06
Class I :
Net Asset Value , offering price and redemption price per share ($110,296,890 ÷ 12,153,594 shares)		$9.08
Class Z :
Net Asset Value , offering price and redemption price per share ($170,303,925 ÷ 18,770,735 shares)		$9.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$11,517,857
Income from Fidelity Central Funds (including $120,038 from security lending)		596,563
Income before foreign taxes withheld		$12,114,420
Less foreign taxes withheld		(975,861)
Total Income		11,138,559
Expenses
Management fee
Basic fee	$2,348,533
Performance adjustment	387,714
Transfer agent fees	537,374
Distribution and service plan fees	41,726
Accounting fees	162,915
Custodian fees and expenses	29,977
Independent trustees' fees and expenses	1,950
Registration fees	100,901
Audit	34,442
Legal	500
Miscellaneous	1,368
Total expenses before reductions	3,647,400
Expense reductions	(94,163)
Total expenses after reductions		3,553,237
Net Investment income (loss)		7,585,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,738,364)
Foreign currency transactions	168,388
Total net realized gain (loss)		(7,569,976)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	120,867,431
Assets and liabilities in foreign currencies	228,543
Total change in net unrealized appreciation (depreciation)		121,095,974
Net gain (loss)		113,525,998
Net increase (decrease) in net assets resulting from operations		$121,111,320
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,585,322	$16,126,115
Net realized gain (loss)	(7,569,976)	(28,616,362)
Change in net unrealized appreciation (depreciation)	121,095,974	(92,203,078)
Net increase (decrease) in net assets resulting from operations	121,111,320	(104,693,325)
Distributions to shareholders	(11,902,522)	(17,928,873)
Share transactions - net increase (decrease)	74,893,458	291,627,947
Total increase (decrease) in net assets	184,102,256	169,005,749

Net Assets
Beginning of period	578,171,917	409,166,168
End of period	$762,274,173	$578,171,917

Financial Highlights
Fidelity Advisor® International Value Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.64	$9.65	$6.87	$8.25	$8.13	$9.08
Income from Investment Operations
Net investment income (loss) A,B	.08	.24	.25 C	.13	.25	.21
Net realized and unrealized gain (loss)	1.48	(1.87)	2.66	(1.24)	.08	(1.04)
Total from investment operations	1.56	(1.63)	2.91	(1.11)	.33	(.83)
Distributions from net investment income	(.14)	(.38)	(.13)	(.24)	(.21)	(.10)
Distributions from net realized gain	-	-	-	(.03)	-	(.01)
Total distributions	(.14)	(.38)	(.13)	(.27)	(.21)	(.12) D
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$9.06	$7.64	$9.65	$6.87	$8.25	$8.13
Total Return F,G,H	20.52%	(17.43)%	42.56%	(14.01)%	4.38%	(9.30)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.39% K	1.46%	1.37%	1.30%	1.14%	1.23%
Expenses net of fee waivers, if any	1.30% K	1.30%	1.33%	1.30%	1.13%	1.23%
Expenses net of all reductions	1.30% K	1.30%	1.33%	1.28%	1.12%	1.21%
Net investment income (loss)	1.92% K	2.85%	2.77% C	1.71%	3.19%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$15,968	$12,080	$10,566	$5,947	$7,806	$7,887
Portfolio turnover rate L	24% K	25%	29% M	36%	47%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.73%.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Value Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.63	$9.63	$6.86	$8.24	$8.11	$9.06
Income from Investment Operations
Net investment income (loss) A,B	.07	.22	.23 C	.11	.23	.18
Net realized and unrealized gain (loss)	1.48	(1.87)	2.65	(1.25)	.08	(1.04)
Total from investment operations	1.55	(1.65)	2.88	(1.14)	.31	(.86)
Distributions from net investment income	(.12)	(.35)	(.11)	(.21)	(.18)	(.08)
Distributions from net realized gain	-	-	-	(.03)	-	(.01)
Total distributions	(.12)	(.35)	(.11)	(.24)	(.18)	(.09)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$9.06	$7.63	$9.63	$6.86	$8.24	$8.11
Total Return E,F,G	20.38%	(17.65)%	42.20%	(14.29)%	4.11%	(9.59)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.64% J	1.72%	1.62%	1.57%	1.44%	1.56%
Expenses net of fee waivers, if any	1.55% J	1.55%	1.58%	1.57%	1.43%	1.55%
Expenses net of all reductions	1.54% J	1.55%	1.58%	1.55%	1.42%	1.54%
Net investment income (loss)	1.67% J	2.60%	2.51% C	1.44%	2.89%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$4,465	$3,498	$4,375	$2,884	$3,756	$3,920
Portfolio turnover rate K	24% J	25%	29% L	36%	47%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.48%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Value Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.64	$9.60	$6.85	$8.22	$8.08	$9.04
Income from Investment Operations
Net investment income (loss) A,B	.05	.18	.18 C	.07	.19	.14
Net realized and unrealized gain (loss)	1.48	(1.87)	2.65	(1.24)	.08	(1.04)
Total from investment operations	1.53	(1.69)	2.83	(1.17)	.27	(.90)
Distributions from net investment income	(.07)	(.27)	(.08)	(.17)	(.13)	(.04)
Distributions from net realized gain	-	-	-	(.03)	-	(.01)
Total distributions	(.07)	(.27)	(.08)	(.20)	(.13)	(.06) D
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$9.10	$7.64	$9.60	$6.85	$8.22	$8.08
Total Return F,G,H	20.04%	(18.01)%	41.45%	(14.67)%	3.53%	(10.06)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	2.14% K	2.23%	2.12%	2.07%	1.93%	2.04%
Expenses net of fee waivers, if any	2.05% K	2.05%	2.09%	2.07%	1.92%	2.04%
Expenses net of all reductions	2.05% K	2.05%	2.09%	2.05%	1.91%	2.02%
Net investment income (loss)	1.17% K	2.09%	2.00% C	.94%	2.40%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$2,587	$2,190	$3,177	$2,947	$3,839	$5,339
Portfolio turnover rate L	24% K	25%	29% M	36%	47%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® International Value Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.65	$9.66	$6.87	$8.25	$8.14	$9.09
Income from Investment Operations
Net investment income (loss) A,B	.09	.26	.28 C	.15	.28	.24
Net realized and unrealized gain (loss)	1.48	(1.86)	2.66	(1.23)	.07	(1.04)
Total from investment operations	1.57	(1.60)	2.94	(1.08)	.35	(.80)
Distributions from net investment income	(.16)	(.41)	(.15)	(.27)	(.24)	(.14)
Distributions from net realized gain	-	-	-	(.03)	-	(.01)
Total distributions	(.16)	(.41)	(.15)	(.30)	(.24)	(.15)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$9.06	$7.65	$9.66	$6.87	$8.25	$8.14
Total Return E,F	20.63%	(17.20)%	43.08%	(13.70)%	4.65%	(8.95)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.07% I	1.13%	1.01%	.94%	.79%	.89%
Expenses net of fee waivers, if any	1.05% I	1.05%	1.01%	.94%	.78%	.89%
Expenses net of all reductions	1.05% I	1.05%	1.01%	.92%	.78%	.87%
Net investment income (loss)	2.17% I	3.10%	3.09% C	2.07%	3.54%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$458,654	$367,478	$372,441	$406,661	$442,816	$433,015
Portfolio turnover rate J	24% I	25%	29% K	36%	47%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.05%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Value Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$7.66	$9.67	$6.88	$8.26	$8.15	$9.10
Income from Investment Operations
Net investment income (loss) A,B	.09	.25	.28 C	.15	.27	.23
Net realized and unrealized gain (loss)	1.49	(1.86)	2.66	(1.24)	.08	(1.04)
Total from investment operations	1.58	(1.61)	2.94	(1.09)	.35	(.81)
Distributions from net investment income	(.16)	(.40)	(.15)	(.26)	(.24)	(.13)
Distributions from net realized gain	-	-	-	(.03)	-	(.01)
Total distributions	(.16)	(.40)	(.15)	(.29)	(.24)	(.14)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$9.08	$7.66	$9.67	$6.88	$8.26	$8.15
Total Return E,F	20.76%	(17.23)%	43.05%	(13.75)%	4.57%	(9.04)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.07% I	1.09%	1.07%	.98%	.86%	.97%
Expenses net of fee waivers, if any	1.04% I	1.04%	1.05%	.98%	.85%	.97%
Expenses net of all reductions	1.04% I	1.04%	1.05%	.97%	.85%	.95%
Net investment income (loss)	2.17% I	3.10%	3.05% C	2.03%	3.47%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$110,297	$74,751	$6,661	$10,406	$8,495	$6,779
Portfolio turnover rate J	24% I	25%	29% K	36%	47%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.01%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Value Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$7.66	$9.67	$6.87	$8.25	$8.14	$8.81
Income from Investment Operations
Net investment income (loss) B,C	.10	.26	.30 D	.16	.29	.01
Net realized and unrealized gain (loss)	1.48	(1.86)	2.65	(1.23)	.08	(.68)
Total from investment operations	1.58	(1.60)	2.95	(1.07)	.37	(.67)
Distributions from net investment income	(.17)	(.41)	(.15)	(.28)	(.26)	-
Distributions from net realized gain	-	-	-	(.03)	-	-
Total distributions	(.17)	(.41)	(.15)	(.31)	(.26)	-
Redemption fees added to paid in capital B	-	-	-	-	-	- E
Net asset value, end of period	$9.07	$7.66	$9.67	$6.87	$8.25	$8.14
Total Return F,G	20.73%	(17.13)%	43.35%	(13.58)%	4.84%	(7.60)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.93% J	.94%	.89%	.82%	.67%	.84% J
Expenses net of fee waivers, if any	.89% J	.89%	.89%	.82%	.67%	.84% J
Expenses net of all reductions	.89% J	.89%	.89%	.81%	.66%	.82% J
Net investment income (loss)	2.32% J	3.25%	3.21% D	2.19%	3.66%	1.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$170,304	$118,176	$11,946	$2,549	$2,249	$92
Portfolio turnover rate K	24% J	25%	29% L	36%	47%	55%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$96,336,544
Gross unrealized depreciation	(34,117,831)
Net unrealized appreciation (depreciation)	$62,218,713
Tax cost	$725,507,412

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(27,230,182)
Long-term	(40,066,933)
Total capital loss carryforward	$(67,297,115)

Due to large redemptions in a prior period, $38,643,007 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $5,836,972 per year.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Value Fund	143,242,677	80,526,878

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged 23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$18,445	$1,626
Class M	.25%	.25%	10,492	119
Class C	.75%	.25%	12,789	1,612
			$41,726	$3,357

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,677
Class M	259
Class C A	261
$ 15,197

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$ 18,832.26
Class M	5,398.26
Class C	3,304.26
International Value	395,373.18
Class I	83,210.18
Class Z	31,257.04
	$ 537,374

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Value Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Value Fund	$ 63

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Value Fund	7,939,111	947,480	71,025

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Value Fund	$658
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Value Fund	$13,396	$ -	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$ 6,765
Class M	1.55%	1,962
Class C	2.05%	1,202
International Value	1.05%	37,336
Class I	1.05%	9,617
Class Z	.90%	21,125
		$ 78,007

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $66 . During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$ 1
Class M	116
$ 117

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,973.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity International Value Fund
Distributions to shareholders
Class A	$ 221,998	$431,993
Class M	54,560	159,041
Class C	19,445	89,688
International Value	7,434,045	16,448,559
Class I	1,572,298	270,723
Class Z	2,600,176	528,869
Total	$ 11,902,522	$ 17,928,873

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity International Value Fund
Class A
Shares sold	304,892	816,905	$2,619,401	$7,279,150
Reinvestment of distributions	26,113	47,745	219,873	425,405
Shares redeemed	(150,023)	(378,549)	(1,300,664)	(3,283,758)
Net increase (decrease)	180,982	486,101	$1,538,610	$4,420,797
Class M
Shares sold	56,790	71,311	$487,769	$629,674
Reinvestment of distributions	6,304	17,121	53,141	152,718
Shares redeemed	(28,774)	(84,453)	(246,279)	(750,679)
Net increase (decrease)	34,320	3,979	$294,631	$31,713
Class C
Shares sold	57,840	59,969	$510,858	$543,223
Reinvestment of distributions	2,290	9,999	19,445	89,688
Shares redeemed	(62,490)	(114,149)	(550,426)	(968,490)
Net increase (decrease)	(2,360)	(44,181)	$(20,123)	$(335,579)
International Value
Shares sold	9,407,284	32,895,367	$82,461,569	$280,320,847
Reinvestment of distributions	764,993	1,569,596	6,441,242	13,969,404
Shares redeemed	(7,607,541)	(24,973,804)	(65,959,160)	(203,231,278)
Net increase (decrease)	2,564,736	9,491,159	$22,943,651	$91,058,973
Class I
Shares sold	3,570,993	11,031,616	$31,346,113	$92,417,643
Reinvestment of distributions	184,152	29,506	1,552,405	263,195
Shares redeemed	(1,359,207)	(1,992,300)	(11,790,240)	(15,704,798)
Net increase (decrease)	2,395,938	9,068,822	$21,108,278	$76,976,040
Class Z
Shares sold	5,002,252	17,947,816	$43,497,494	$150,148,371
Reinvestment of distributions	273,689	56,409	2,304,458	502,041
Shares redeemed	(1,933,905)	(3,811,522)	(16,773,541)	(31,174,409)
Net increase (decrease)	3,342,036	14,192,703	$29,028,411	$119,476,003
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Value Fund	21%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® International Value Fund
Class A	1.30%
Actual		$ 1,000	$ 1,205.20	$ 7.11
Hypothetical- B		$ 1,000	$ 1,018.35	$ 6.51
Class M	1.55%
Actual		$ 1,000	$ 1,203.80	$ 8.47
Hypothetical- B		$ 1,000	$ 1,017.11	$ 7.75
Class C	2.05%
Actual		$ 1,000	$ 1,200.40	$ 11.18
Hypothetical- B		$ 1,000	$ 1,014.63	$ 10.24
Fidelity® International Value Fund	1.05%
Actual		$ 1,000	$ 1,206.30	$ 5.74
Hypothetical- B		$ 1,000	$ 1,019.59	$ 5.26
Class I	1.04%
Actual		$ 1,000	$ 1,207.60	$ 5.69
Hypothetical- B		$ 1,000	$ 1,019.64	$ 5.21
Class Z	.89%
Actual		$ 1,000	$ 1,207.30	$ 4.87
Hypothetical- B		$ 1,000	$ 1,020.38	$ 4.46

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.827485.116
FIV-SANN-0623
Fidelity® Global Equity Income Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	5.1
Microsoft Corp. (United States of America, Software)	4.4
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.9
Eli Lilly & Co. (United States of America, Pharmaceuticals)	1.8
UnitedHealth Group, Inc. (United States of America, Health Care Providers & Services)	1.6
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.6
Linde PLC (United States of America, Chemicals)	1.6
JPMorgan Chase & Co. (United States of America, Banks)	1.5
AstraZeneca PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.5
22.9

Market Sectors (% of Fund's net assets)

Information Technology	19.0
Health Care	13.9
Consumer Staples	12.7
Financials	10.3
Industrials	8.5
Consumer Discretionary	7.6
Communication Services	7.3
Energy	5.2
Materials	5.0
Utilities	3.5
Real Estate	1.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.2%
	Shares	Value ($)
Belgium - 0.6%
KBC Group NV	9,400	670,982
UCB SA	3,631	337,764
TOTAL BELGIUM		1,008,746
Brazil - 0.7%
Equatorial Energia SA	225,960	1,238,571
Canada - 3.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	46,270	2,309,316
Canadian Natural Resources Ltd.	19,936	1,214,833
Constellation Software, Inc.	362	708,535
Imperial Oil Ltd.	19,961	1,017,461
Lumine Group, Inc.	1,086	14,629
Nutrien Ltd.	4,129	286,441
TOTAL CANADA		5,551,215
China - 1.8%
Kweichow Moutai Co. Ltd. (A Shares)	3,133	799,399
NXP Semiconductors NV	11,912	1,950,471
SITC International Holdings Co. Ltd.	183,884	340,127
TOTAL CHINA		3,089,997
Denmark - 0.7%
A.P. Moller - Maersk A/S Series B	241	435,620
DSV A/S	4,147	778,884
TOTAL DENMARK		1,214,504
Finland - 1.4%
Elisa Corp. (A Shares)	32,061	1,989,674
Neste OYJ	7,706	373,105
TOTAL FINLAND		2,362,779
France - 4.4%
Airbus Group NV	6,773	948,455
Capgemini SA	5,388	979,017
Edenred SA	23,594	1,531,816
LVMH Moet Hennessy Louis Vuitton SE	2,792	2,685,573
Teleperformance	1,947	387,888
VINCI SA	6,328	782,351
TOTAL FRANCE		7,315,100
Germany - 1.9%
Deutsche Telekom AG	55,083	1,328,148
Rheinmetall AG	3,085	902,530
Siemens AG	6,100	1,005,477
TOTAL GERMANY		3,236,155
Hong Kong - 1.0%
AIA Group Ltd.	117,413	1,278,284
HKBN Ltd.	448,630	316,577
TOTAL HONG KONG		1,594,861
India - 0.7%
HDFC Bank Ltd. sponsored ADR	5,839	407,562
Redington (India) Ltd.	120,572	249,544
Reliance Industries Ltd.	19,987	594,183
TOTAL INDIA		1,251,289
Japan - 6.1%
Capcom Co. Ltd.	19,124	718,634
Daiichikosho Co. Ltd.	71,972	1,290,330
FUJIFILM Holdings Corp.	5,938	309,488
Hitachi Ltd.	13,948	771,529
Hoya Corp.	11,203	1,174,691
Inaba Denki Sangyo Co. Ltd.	51,961	1,160,599
Minebea Mitsumi, Inc.	31,666	586,411
Renesas Electronics Corp. (a)	47,482	618,807
Roland Corp.	17,640	528,775
Shin-Etsu Chemical Co. Ltd.	25,975	741,218
Sony Group Corp.	18,172	1,644,089
Toyota Motor Corp.	51,623	708,786
TOTAL JAPAN		10,253,357
Kenya - 0.3%
Safaricom Ltd.	3,575,246	433,761
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	33,185	1,633,485
South Africa - 0.4%
Anglo American PLC (United Kingdom)	22,717	700,006
Sweden - 0.3%
HEXPOL AB (B Shares)	48,826	574,673
Switzerland - 0.5%
Sika AG	3,049	842,204
Taiwan - 2.3%
MediaTek, Inc.	31,796	690,884
Taiwan Semiconductor Manufacturing Co. Ltd.	188,877	3,090,811
TOTAL TAIWAN		3,781,695
United Kingdom - 6.3%
AstraZeneca PLC sponsored ADR	34,793	2,547,543
B&M European Value Retail SA	170,488	1,027,809
BAE Systems PLC	56,020	713,694
Compass Group PLC	43,648	1,151,476
Diageo PLC	25,579	1,166,814
JD Sports Fashion PLC	272,197	550,926
RELX PLC (London Stock Exchange)	35,801	1,190,512
RS GROUP PLC	51,887	600,836
Starling Bank Ltd. Series D (a)(b)(c)	62,800	238,350
Unilever PLC	15,741	876,492
WH Smith PLC	25,717	508,714
TOTAL UNITED KINGDOM		10,573,166
United States of America - 60.5%
AbbVie, Inc.	10,319	1,559,407
Accenture PLC Class A	7,950	2,228,306
Activision Blizzard, Inc.	13,312	1,034,476
Albertsons Companies, Inc.	15,339	320,585
Altria Group, Inc.	8,200	389,582
Amdocs Ltd.	17,648	1,610,380
Ameren Corp.	11,854	1,054,650
American Tower Corp.	3,623	740,505
Amgen, Inc.	5,571	1,335,592
Apple, Inc.	50,465	8,562,902
AT&T, Inc.	20,483	361,935
Ball Corp.	6,100	324,398
Bank of America Corp.	69,186	2,025,766
BJ's Wholesale Club Holdings, Inc. (a)	16,537	1,262,931
Bristol-Myers Squibb Co.	18,107	1,209,004
Capital One Financial Corp.	12,263	1,193,190
Chubb Ltd.	5,537	1,116,038
Cisco Systems, Inc.	39,873	1,883,999
Comcast Corp. Class A	34,197	1,414,730
Costco Wholesale Corp.	2,140	1,076,891
Crane Co.	3,993	287,776
Crane Nxt Co.	3,993	189,108
Crown Holdings, Inc.	11,112	953,187
Danaher Corp.	9,337	2,212,029
Dollar Tree, Inc. (a)	11,985	1,842,214
Dominion Energy, Inc.	11,001	628,597
Eli Lilly & Co.	7,600	3,008,536
Experian PLC	9,442	334,293
Exxon Mobil Corp.	26,432	3,127,963
Freeport-McMoRan, Inc.	33,473	1,268,961
GE Healthcare Holding LLC	4,385	356,676
General Electric Co.	13,456	1,331,740
Gilead Sciences, Inc.	15,800	1,298,918
H&R Block, Inc.	21,814	739,713
Hartford Financial Services Group, Inc.	7,921	562,312
Hess Corp.	6,990	1,013,969
Johnson Controls International PLC	9,742	582,961
JPMorgan Chase & Co.	18,631	2,575,549
Keurig Dr. Pepper, Inc.	25,716	840,913
Lamar Advertising Co. Class A	13,017	1,375,637
Linde PLC	7,198	2,659,301
M&T Bank Corp.	6,593	829,399
McDonald's Corp.	5,236	1,548,547
Merck & Co., Inc.	15,027	1,735,168
Microsoft Corp.	24,327	7,474,714
Mondelez International, Inc.	17,574	1,348,277
MSCI, Inc.	927	447,231
Nestle SA (Reg. S)	13,078	1,677,771
NextEra Energy, Inc.	16,858	1,291,829
PG&E Corp. (a)	17,858	305,550
Philip Morris International, Inc.	9,869	986,604
Phillips 66 Co.	6,985	691,515
PNC Financial Services Group, Inc.	11,238	1,463,750
Procter & Gamble Co.	12,014	1,878,749
Roche Holding AG (participation certificate)	7,760	2,429,968
Sanofi SA	16,195	1,745,307
T-Mobile U.S., Inc. (a)	14,098	2,028,702
Target Corp.	5,301	836,233
The Coca-Cola Co.	27,564	1,768,231
The Travelers Companies, Inc.	7,285	1,319,605
TJX Companies, Inc.	24,006	1,892,153
United Parcel Service, Inc. Class B	4,501	809,325
UnitedHealth Group, Inc.	5,620	2,765,546
Valero Energy Corp.	5,176	593,532
Verizon Communications, Inc.	36,377	1,412,519
Vistra Corp.	33,850	807,661
Walmart, Inc.	12,031	1,816,320
WEC Energy Group, Inc.	5,550	533,744
Wells Fargo & Co.	38,754	1,540,472
TOTAL UNITED STATES OF AMERICA		101,874,042
Zambia - 0.0%
First Quantum Minerals Ltd.	300	7,289
TOTAL COMMON STOCKS (Cost $129,676,344)		158,536,895

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d) (Cost $9,411,300)	9,409,418	9,411,300

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $139,087,644)	167,948,195
NET OTHER ASSETS (LIABILITIES) - 0.2%	375,753
NET ASSETS - 100.0%	168,323,948

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $238,350 or 0.1% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	130,682

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	4,132,184	32,902,599	27,623,483	172,864	-	-	9,411,300	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	1,589,043	1,589,043	21	-	-	-	0.0%
Total	4,132,184	34,491,642	29,212,526	172,885	-	-	9,411,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	12,329,486	8,675,797	3,653,689	-
Consumer Discretionary	12,986,561	6,267,862	6,718,699	-
Consumer Staples	21,197,322	16,676,846	4,520,476	-
Energy	8,626,561	8,032,378	594,183	-
Financials	17,200,306	15,683,672	1,278,284	238,350
Health Care	23,716,149	18,366,183	5,349,966	-
Industrials	14,140,116	7,843,911	6,296,205	-
Information Technology	32,005,972	25,412,953	6,593,019	-
Materials	8,357,678	6,074,250	2,283,428	-
Real Estate	2,116,142	2,116,142	-	-
Utilities	5,860,602	5,860,602	-	-

Money Market Funds	9,411,300	9,411,300	-	-
Total Investments in Securities:	167,948,195	130,421,896	37,287,949	238,350
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $129,676,344)	$158,536,895
Fidelity Central Funds (cost $9,411,300)	9,411,300

Total Investment in Securities (cost $139,087,644)		$167,948,195
Cash		55,757
Foreign currency held at value (cost $28,204)		27,398
Receivable for fund shares sold		103,082
Dividends receivable		273,878
Reclaims receivable		164,784
Distributions receivable from Fidelity Central Funds		35,564
Prepaid expenses		80
Other receivables		444
Total assets		168,609,182
Liabilities
Payable for investments purchased	$7,287
Payable for fund shares redeemed	94,959
Accrued management fee	94,147
Transfer agent fee payable	23,701
Other affiliated payables	6,940
Other payables and accrued expenses	58,200
Total Liabilities		285,234
Net Assets		$168,323,948
Net Assets consist of:
Paid in capital		$149,657,514
Total accumulated earnings (loss)		18,666,434
Net Assets		$168,323,948
Net Asset Value , offering price and redemption price per share ($168,323,948 ÷ 9,838,850 shares)		$17.11

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$1,977,243
Income from Fidelity Central Funds (including $21 from security lending)		172,885
Income before foreign taxes withheld		$2,150,128
Less foreign taxes withheld		(110,967)
Total Income		2,039,161
Expenses
Management fee	$532,387
Transfer agent fees	151,581
Accounting fees	39,200
Custodian fees and expenses	11,773
Independent trustees' fees and expenses	505
Registration fees	21,225
Audit	44,397
Legal	317
Miscellaneous	392
Total expenses before reductions	801,777
Expense reductions	(3,699)
Total expenses after reductions		798,078
Net Investment income (loss)		1,241,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(480,932)
Foreign currency transactions	(21,326)
Total net realized gain (loss)		(502,258)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $7,232)	14,213,778
Assets and liabilities in foreign currencies	10,196
Total change in net unrealized appreciation (depreciation)		14,223,974
Net gain (loss)		13,721,716
Net increase (decrease) in net assets resulting from operations		$14,962,799
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,241,083	$2,066,441
Net realized gain (loss)	(502,258)	(10,168,014)
Change in net unrealized appreciation (depreciation)	14,223,974	(14,280,757)
Net increase (decrease) in net assets resulting from operations	14,962,799	(22,382,330)
Distributions to shareholders	(881,894)	(11,336,009)
Share transactions
Proceeds from sales of shares	44,362,002	189,149,366
Reinvestment of distributions	788,346	10,521,484
Cost of shares redeemed	(30,262,337)	(119,515,550)
Net increase (decrease) in net assets resulting from share transactions	14,888,011	80,155,300
Total increase (decrease) in net assets	28,968,916	46,436,961

Net Assets
Beginning of period	139,355,032	92,918,071
End of period	$168,323,948	$139,355,032

Other Information
Shares
Sold	2,693,788	10,942,111
Issued in reinvestment of distributions	47,780	597,381
Redeemed	(1,846,999)	(7,288,853)
Net increase (decrease)	894,569	4,250,639

Financial Highlights
Fidelity® Global Equity Income Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.58	$19.80	$15.12	$14.64	$13.53	$14.21
Income from Investment Operations
Net investment income (loss) A,B	.13	.20	.15	.16	.23	.25
Net realized and unrealized gain (loss)	1.49	(2.21)	5.07	.48	1.63	(.50)
Total from investment operations	1.62	(2.01)	5.22	.64	1.86	(.25)
Distributions from net investment income	(.09)	(.17)	(.16)	(.15)	(.24)	(.25)
Distributions from net realized gain	-	(2.04)	(.38)	(.01)	(.51)	(.18)
Total distributions	(.09)	(2.21)	(.54)	(.16)	(.75)	(.43)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$17.11	$15.58	$19.80	$15.12	$14.64	$13.53
Total Return D,E	10.43%	(11.45)%	35.09%	4.44%	14.60%	(1.88)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.02% H	.98%	1.02%	1.09%	1.09%	1.06%
Expenses net of fee waivers, if any	1.02% H	.98%	1.02%	1.09%	1.09%	1.06%
Expenses net of all reductions	1.02% H	.98%	1.02%	1.09%	1.08%	1.05%
Net investment income (loss)	1.58% H	1.22%	.84%	1.08%	1.72%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$168,324	$139,355	$92,918	$66,715	$67,764	$68,532
Portfolio turnover rate I	32% H	61%	43%	48%	20% J	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$35,328,823
Gross unrealized depreciation	(7,367,607)
Net unrealized appreciation (depreciation)	$27,961,216
Tax cost	$139,986,979

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(9,095,365)
Long-term	(477,434)
Total capital loss carryforward	$(9,572,799)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Equity Income Fund	33,469,670	24,070,237
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global Equity Income Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Global Equity Income Fund	$215

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Global Equity Income Fund	2,633,613	5,505,028	14,159
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Global Equity Income Fund	$151
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Global Equity Income Fund	$2	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $58.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $3,641.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Global Equity Income Fund	1.02%
Actual		$ 1,000	$ 1,104.30	$ 5.32
Hypothetical- B		$ 1,000	$ 1,019.74	$ 5.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.938166.110
GED-SANN-0623
Fidelity® Emerging Markets Discovery Fund
Fidelity® Total Emerging Markets Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity® Emerging Markets Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Total Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Discovery Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Cyient Ltd. (India, Software)	1.5
Grupo Comercial Chedraui S.A.B. de CV (Mexico, Consumer Staples Distribution & Retail)	1.4
Db Insurance Co. Ltd. (Korea (South), Insurance)	1.4
Aldar Properties PJSC (United Arab Emirates, Real Estate Management & Development)	1.4
Saudi Airlines Catering Co. (Saudi Arabia, Commercial Services & Supplies)	1.4
Unimicron Technology Corp. (Taiwan, Electronic Equipment, Instruments & Components)	1.4
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia, Insurance)	1.3
China Communications Services Corp. Ltd. (H Shares) (China, Construction & Engineering)	1.3
Indian Energy Exchange Ltd. (India, Capital Markets)	1.3
Chailease Holding Co. Ltd. (Taiwan, Financial Services)	1.2
13.6

Market Sectors (% of Fund's net assets)

Industrials	21.0
Financials	16.4
Consumer Discretionary	12.2
Health Care	9.7
Information Technology	9.0
Consumer Staples	8.4
Real Estate	6.3
Utilities	4.6
Energy	3.4
Materials	3.1
Communication Services	3.0

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Discovery Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
Brazil - 10.7%
Afya Ltd. (a)	493,451	5,679,621
Enauta Participacoes SA	2,573,107	5,958,416
Equatorial Energia SA	1,238,982	6,791,324
Hypera SA	1,091,820	8,153,955
Localiza Rent a Car SA	621,858	7,232,444
Localiza Rent a Car SA rights 5/11/23 (a)	2,598	8,938
LOG Commercial Properties e Participacoes SA	2,132,152	7,006,290
Lojas Renner SA	2,669,400	8,477,344
Orizon Valorizacao de Residuos SA (a)	1,041,450	7,099,182
Rumo SA	1,774,748	7,009,611
Suzano Papel e Celulose SA	170,679	1,361,928
XP, Inc. Class A (a)	513,484	7,337,686
TOTAL BRAZIL		72,116,739
Chile - 0.8%
Banco de Chile sponsored ADR	264,574	5,608,969
China - 20.3%
China Communications Services Corp. Ltd. (H Shares)	15,779,710	8,646,724
China Merchants Holdings International Co. Ltd.	2,836,001	4,208,122
China Resources Beer Holdings Co. Ltd.	756,709	5,845,412
Far East Horizon Ltd.	7,591,889	6,829,832
Far East Horizon Ltd. rights (a)	63,797	1
Fu Shou Yuan International Group Ltd.	8,791,263	7,134,471
Guangdong Investment Ltd.	6,755,352	6,457,959
Haier Smart Home Co. Ltd. (A Shares)	2,074,174	7,131,823
Haitian International Holdings Ltd.	2,612,033	6,786,798
Hansoh Pharmaceutical Group Co. Ltd. (b)	3,288,241	5,998,748
Innovent Biologics, Inc. (a)(b)	1,543,542	7,421,462
New Horizon Health Ltd. (a)(b)	2,178,616	7,818,052
Pharmaron Beijing Co. Ltd. (H Shares) (b)	1,568,129	6,798,494
Shenzhen Expressway Co. Ltd. (H Shares)	6,804,247	6,344,330
Sinopec Engineering Group Co. Ltd. (H Shares)	14,421,878	7,478,638
Sinopharm Group Co. Ltd. (H Shares)	1,623,402	5,750,542
Sinotruk Hong Kong Ltd.	4,428,449	6,767,740
Tongdao Liepin Group (a)(c)	5,259,954	6,739,295
TravelSky Technology Ltd. (H Shares)	3,103,295	6,194,574
Tsingtao Brewery Co. Ltd. (H Shares)	563,205	6,029,465
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	3,937,710	5,512,725
Zai Lab Ltd. (a)	1,612,533	5,645,640
TOTAL CHINA		137,540,847
Georgia - 1.0%
Bank of Georgia Group PLC	180,694	6,721,781
Hong Kong - 1.6%
ASMPT Ltd.	713,602	5,610,453
WH Group Ltd. (b)	9,634,172	5,363,717
TOTAL HONG KONG		10,974,170
Hungary - 1.1%
Richter Gedeon PLC	310,452	7,491,893
India - 16.6%
Bharat Electronics Ltd.	5,277,369	6,690,674
Computer Age Management Services Private Ltd.	251,797	6,371,646
Cyient Ltd.	717,692	10,389,690
Deccan Cements Ltd.	588,601	3,237,567
Eicher Motors Ltd.	185,350	7,513,540
Embassy Office Parks (REIT)	1,343,343	5,421,333
Hindustan Aeronautics Ltd.	211,499	7,582,030
Indian Energy Exchange Ltd. (a)(b)	4,437,652	8,533,483
Indraprastha Gas Ltd.	931,553	5,663,878
Indus Towers Ltd.	2,770,855	5,270,577
ITC Ltd.	1,525,123	7,961,544
Mahanagar Gas Ltd.	456,130	5,640,861
Manappuram General Finance & Leasing Ltd.	827,372	1,318,657
Oberoi Realty Ltd.	507,692	5,704,400
Petronet LNG Ltd.	2,043,681	5,942,061
Power Grid Corp. of India Ltd.	2,216,658	6,452,416
Shriram Transport Finance Co. Ltd.	456,229	7,464,098
Torrent Pharmaceuticals Ltd.	253,945	5,146,513
TOTAL INDIA		112,304,968
Indonesia - 1.8%
First Resources Ltd.	6,046,634	6,971,065
PT United Tractors Tbk	2,689,975	5,310,216
TOTAL INDONESIA		12,281,281
Korea (South) - 8.1%
Coway Co. Ltd.	133,952	4,920,190
Db Insurance Co. Ltd.	152,022	9,560,130
Fila Holdings Corp.	175,328	4,817,566
Hanon Systems	905,245	6,225,264
Hansol Chemical Co. Ltd.	35,693	5,951,732
Hyundai Fire & Marine Insurance Co. Ltd.	290,488	8,164,182
LG Corp.	94,630	6,196,136
SaraminHR Co. Ltd.	240,505	4,107,080
Soulbrain Co. Ltd.	29,488	4,854,062
TOTAL KOREA (SOUTH)		54,796,342
Malaysia - 0.0%
Scientex Bhd warrants 1/14/26 (a)	130,640	17,236
Mexico - 9.4%
Becle S.A.B. de CV	2,655,233	6,128,767
FIBRA Macquarie Mexican (REIT) (b)	3,143,453	5,168,134
Fibra Uno Administracion SA de CV	3,690,642	5,098,893
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	392,232	6,978,564
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	28,763	8,235,422
Grupo Aeroportuario Norte S.A.B. de CV	657,135	7,223,569
Grupo Comercial Chedraui S.A.B. de CV	1,655,771	9,787,555
Qualitas Controladora S.A.B. de CV	1,206,247	7,973,662
Regional S.A.B. de CV	916,231	6,709,872
TOTAL MEXICO		63,304,438
Peru - 0.7%
Credicorp Ltd. (United States)	33,062	4,479,240
Philippines - 0.7%
Robinsons Land Corp.	18,533,074	4,827,059
Poland - 1.2%
Dino Polska SA (a)(b)	78,480	7,983,574
Russia - 0.1%
Etalon Group PLC GDR (Reg. S) (a)(d)	167,549	13,330
LSR Group OJSC (a)(d)	67,346	78,819
TCS Group Holding PLC GDR (a)(d)	59,253	87,785
X5 Retail Group NV GDR (Reg. S) (a)(d)	101,790	773,604
TOTAL RUSSIA		953,538
Saudi Arabia - 2.7%
Bupa Arabia for Cooperative Insurance Co.	194,157	9,131,441
Saudi Airlines Catering Co.	371,570	9,401,443
TOTAL SAUDI ARABIA		18,532,884
South Africa - 3.4%
Bidvest Group Ltd./The	452,811	6,202,094
FirstRand Ltd.	1,544,724	5,434,929
Impala Platinum Holdings Ltd.	507,443	4,940,365
Mr Price Group Ltd.	751,646	6,180,817
TOTAL SOUTH AFRICA		22,758,205
Taiwan - 11.6%
BizLink Holding, Inc.	786,180	6,747,497
BizLink Holding, Inc. rights 5/8/23 (a)	20,086	21,546
Chailease Holding Co. Ltd.	1,167,798	8,499,279
Cleanaway Co. Ltd.	869,646	5,319,698
International Games Systems Co. Ltd.	458,818	8,007,400
King Slide Works Co. Ltd.	481,199	6,476,449
Makalot Industrial Co. Ltd.	820,843	5,957,416
Poya International Co. Ltd.	363,258	6,794,368
Realtek Semiconductor Corp.	507,617	5,948,650
Unimicron Technology Corp.	1,941,508	9,218,328
Wiwynn Corp.	213,768	8,129,606
Yageo Corp.	471,670	7,640,876
TOTAL TAIWAN		78,761,113
Thailand - 0.0%
Siam Global House PCL (For. Reg.)	160,574	80,645
Turkey - 0.8%
Mavi Jeans Class B (b)	1,035,719	5,585,529
United Arab Emirates - 2.5%
Aldar Properties PJSC	6,474,320	9,520,281
Emirates NBD Bank PJSC (a)	1,860,810	7,144,683
TOTAL UNITED ARAB EMIRATES		16,664,964
United States of America - 1.9%
Parade Technologies Ltd.	247,154	7,564,428
Tenaris SA sponsored ADR (c)	192,836	5,536,322
TOTAL UNITED STATES OF AMERICA		13,100,750
Vietnam - 0.1%
FPT Corp.	196,215	649,645
TOTAL COMMON STOCKS (Cost $616,805,696)		657,535,810

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	14,601,636	14,604,556
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	6,164,384	6,165,000
TOTAL MONEY MARKET FUNDS (Cost $20,769,556)		20,769,556

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $637,575,252)	678,305,366
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,501,361)
NET ASSETS - 100.0%	676,804,005

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,183,918 or 9.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	16,540,486	143,917,417	145,853,347	669,063	-	-	14,604,556	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	1,598,400	49,833,702	45,267,102	62,624	-	-	6,165,000	0.0%
Total	18,138,886	193,751,119	191,120,449	731,687	-	-	20,769,556

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	20,017,272	-	20,017,272	-
Consumer Discretionary	82,693,168	25,923,311	56,769,857	-
Consumer Staples	56,844,703	23,899,896	32,171,203	773,604
Energy	22,747,015	11,494,738	11,252,277	-
Financials	110,999,710	60,542,263	50,369,662	87,785
Health Care	65,738,024	15,645,848	50,092,176	-
Industrials	142,659,926	59,391,267	83,268,659	-
Information Technology	61,628,125	-	61,628,125	-
Materials	20,362,890	1,361,928	19,000,962	-
Real Estate	42,838,539	26,793,598	15,952,792	92,149
Utilities	31,006,438	6,791,324	24,215,114	-

Money Market Funds	20,769,556	20,769,556	-	-
Total Investments in Securities:	678,305,366	252,613,729	424,738,099	953,538
Fidelity® Emerging Markets Discovery Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,093,129) - See accompanying schedule:
Unaffiliated issuers (cost $616,805,696)	$657,535,810
Fidelity Central Funds (cost $20,769,556)	20,769,556

Total Investment in Securities (cost $637,575,252)		$678,305,366
Foreign currency held at value (cost $7,562,899)		7,583,108
Receivable for investments sold		5,666,069
Receivable for fund shares sold		809,212
Dividends receivable		1,150,983
Distributions receivable from Fidelity Central Funds		144,475
Prepaid expenses		146
Other receivables		116,366
Total assets		693,775,725
Liabilities
Payable for investments purchased	$7,106,359
Payable for fund shares redeemed	503,902
Accrued management fee	447,051
Distribution and service plan fees payable	9,425
Other affiliated payables	116,734
Deferred taxes	2,528,899
Other payables and accrued expenses	94,350
Collateral on securities loaned	6,165,000
Total Liabilities		16,971,720
Net Assets		$676,804,005
Net Assets consist of:
Paid in capital		$649,851,402
Total accumulated earnings (loss)		26,952,603
Net Assets		$676,804,005

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($20,684,222 ÷ 1,389,651 shares) (a)		$14.88
Maximum offering price per share (100/94.25 of $14.88)		$15.79
Class M :
Net Asset Value and redemption price per share ($5,721,853 ÷ 384,953 shares) (a)		$14.86
Maximum offering price per share (100/96.50 of $14.86)		$15.40
Class C :
Net Asset Value and offering price per share ($3,568,896 ÷ 246,633 shares) (a)		$14.47
Emerging Markets Discovery :
Net Asset Value , offering price and redemption price per share ($321,830,639 ÷ 21,492,914 shares)		$14.97
Class I :
Net Asset Value , offering price and redemption price per share ($251,795,559 ÷ 16,766,478 shares)		$15.02
Class Z :
Net Asset Value , offering price and redemption price per share ($73,202,836 ÷ 4,885,445 shares)		$14.98
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$8,578,030
Interest		155
Income from Fidelity Central Funds (including $62,624 from security lending)		731,687
Income before foreign taxes withheld		$9,309,872
Less foreign taxes withheld		(1,288,962)
Total Income		8,020,910
Expenses
Management fee	$2,364,306
Transfer agent fees	509,395
Distribution and service plan fees	53,733
Accounting fees	138,580
Custodian fees and expenses	92,086
Independent trustees' fees and expenses	1,499
Registration fees	58,641
Audit	50,432
Legal	578
Miscellaneous	967
Total expenses before reductions	3,270,217
Expense reductions	(13,774)
Total expenses after reductions		3,256,443
Net Investment income (loss)		4,764,467
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $159,253)	(3,745,606)
Foreign currency transactions	(135,075)
Total net realized gain (loss)		(3,880,681)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $781,625)	79,831,341
Assets and liabilities in foreign currencies	38,859
Total change in net unrealized appreciation (depreciation)		79,870,200
Net gain (loss)		75,989,519
Net increase (decrease) in net assets resulting from operations		$80,753,986
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,764,467	$8,469,843
Net realized gain (loss)	(3,880,681)	(5,961,108)
Change in net unrealized appreciation (depreciation)	79,870,200	(86,323,295)
Net increase (decrease) in net assets resulting from operations	80,753,986	(83,814,560)
Distributions to shareholders	(8,639,871)	(35,200,802)
Share transactions - net increase (decrease)	173,593,042	193,227,559
Total increase (decrease) in net assets	245,707,157	74,212,197

Net Assets
Beginning of period	431,096,848	356,884,651
End of period	$676,804,005	$431,096,848

Financial Highlights
Fidelity Advisor® Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.89	$18.36	$13.93	$13.66	$12.01	$15.03
Income from Investment Operations
Net investment income (loss) A,B	.10	.31	.11	.04	.13	.18
Net realized and unrealized gain (loss)	2.09	(3.92)	4.37	.34	1.71	(2.89)
Total from investment operations	2.19	(3.61)	4.48	.38	1.84	(2.71)
Distributions from net investment income	(.20)	(.37)	(.05)	(.11)	(.18)	(.08)
Distributions from net realized gain	-	(1.49)	-	-	(.01)	(.23)
Total distributions	(.20)	(1.86)	(.05)	(.11)	(.19)	(.31)
Net asset value, end of period	$14.88	$12.89	$18.36	$13.93	$13.66	$12.01
Total Return C,D,E	17.05%	(21.58)%	32.23%	2.76%	15.50%	(18.39)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.44% H	1.49%	1.49%	1.54%	1.55%	1.52%
Expenses net of fee waivers, if any	1.43% H	1.49%	1.49%	1.53%	1.54%	1.52%
Expenses net of all reductions	1.43% H	1.49%	1.49%	1.51%	1.54%	1.48%
Net investment income (loss)	1.38% H	2.11%	.60%	.33%	.96%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$20,684	$16,063	$18,900	$11,745	$15,323	$14,472
Portfolio turnover rate I	26% H	33%	64%	43%	80%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Emerging Markets Discovery Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.85	$18.30	$13.89	$13.62	$11.94	$14.94
Income from Investment Operations
Net investment income (loss) A,B	.08	.27	.06	- C	.08	.14
Net realized and unrealized gain (loss)	2.08	(3.91)	4.36	.34	1.71	(2.87)
Total from investment operations	2.16	(3.64)	4.42	.34	1.79	(2.73)
Distributions from net investment income	(.15)	(.32)	(.01)	(.07)	(.10)	(.04)
Distributions from net realized gain	-	(1.49)	-	-	(.01)	(.23)
Total distributions	(.15)	(1.81)	(.01)	(.07)	(.11)	(.27)
Net asset value, end of period	$14.86	$12.85	$18.30	$13.89	$13.62	$11.94
Total Return D,E,F	16.90%	(21.77)%	31.82%	2.49%	15.06%	(18.58)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.70% I	1.75%	1.76%	1.83%	1.86%	1.79%
Expenses net of fee waivers, if any	1.69% I	1.75%	1.76%	1.83%	1.86%	1.79%
Expenses net of all reductions	1.68% I	1.75%	1.76%	1.80%	1.86%	1.75%
Net investment income (loss)	1.12% I	1.85%	.33%	.03%	.64%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$5,722	$4,355	$6,095	$4,552	$5,773	$5,374
Portfolio turnover rate J	26% I	33%	64%	43%	80%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.47	$17.78	$13.55	$13.29	$11.66	$14.64
Income from Investment Operations
Net investment income (loss) A,B	.04	.19	(.03)	(.06)	.02	.06
Net realized and unrealized gain (loss)	2.04	(3.81)	4.26	.32	1.67	(2.79)
Total from investment operations	2.08	(3.62)	4.23	.26	1.69	(2.73)
Distributions from net investment income	(.08)	(.20)	-	-	(.05)	(.02)
Distributions from net realized gain	-	(1.49)	-	-	(.01)	(.23)
Total distributions	(.08)	(1.69)	-	-	(.06)	(.25)
Net asset value, end of period	$14.47	$12.47	$17.78	$13.55	$13.29	$11.66
Total Return C,D,E	16.70%	(22.21)%	31.22%	1.96%	14.54%	(18.97)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.21% H	2.25%	2.25%	2.32%	2.36%	2.28%
Expenses net of fee waivers, if any	2.20% H	2.25%	2.25%	2.31%	2.35%	2.28%
Expenses net of all reductions	2.20% H	2.25%	2.25%	2.29%	2.35%	2.24%
Net investment income (loss)	.61% H	1.35%	(.16)%	(.45)%	.14%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$3,569	$3,079	$4,995	$5,080	$7,562	$11,278
Portfolio turnover rate I	26% H	33%	64%	43%	80%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.98	$18.48	$14.02	$13.75	$12.10	$15.12
Income from Investment Operations
Net investment income (loss) A,B	.12	.36	.16	.08	.16	.23
Net realized and unrealized gain (loss)	2.11	(3.95)	4.40	.34	1.72	(2.91)
Total from investment operations	2.23	(3.59)	4.56	.42	1.88	(2.68)
Distributions from net investment income	(.24)	(.42)	(.10)	(.15)	(.22)	(.11)
Distributions from net realized gain	-	(1.49)	-	-	(.01)	(.23)
Total distributions	(.24)	(1.91)	(.10)	(.15)	(.23)	(.34)
Net asset value, end of period	$14.97	$12.98	$18.48	$14.02	$13.75	$12.10
Total Return C,D	17.27%	(21.37)%	32.63%	3.07%	15.78%	(18.11)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.15% G	1.19%	1.19%	1.23%	1.25%	1.22%
Expenses net of fee waivers, if any	1.15% G	1.19%	1.18%	1.23%	1.25%	1.22%
Expenses net of all reductions	1.15% G	1.19%	1.18%	1.20%	1.25%	1.18%
Net investment income (loss)	1.66% G	2.41%	.90%	.63%	1.25%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$321,831	$248,805	$283,133	$189,784	$208,657	$188,690
Portfolio turnover rate H	26% G	33%	64%	43%	80%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.03	$18.54	$14.06	$13.79	$12.13	$15.15
Income from Investment Operations
Net investment income (loss) A,B	.12	.34	.16	.08	.17	.23
Net realized and unrealized gain (loss)	2.12	(3.95)	4.41	.34	1.72	(2.90)
Total from investment operations	2.24	(3.61)	4.57	.42	1.89	(2.67)
Distributions from net investment income	(.25)	(.41)	(.09)	(.15)	(.22)	(.12)
Distributions from net realized gain	-	(1.49)	-	-	(.01)	(.23)
Total distributions	(.25)	(1.90)	(.09)	(.15)	(.23)	(.35)
Net asset value, end of period	$15.02	$13.03	$18.54	$14.06	$13.79	$12.13
Total Return C,D	17.32%	(21.37)%	32.62%	3.07%	15.78%	(18.06)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.12% G	1.17%	1.19%	1.24%	1.25%	1.22%
Expenses net of fee waivers, if any	1.11% G	1.16%	1.19%	1.23%	1.24%	1.22%
Expenses net of all reductions	1.11% G	1.16%	1.19%	1.21%	1.24%	1.18%
Net investment income (loss)	1.70% G	2.44%	.90%	.63%	1.26%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$251,796	$129,250	$27,397	$28,034	$51,081	$57,506
Portfolio turnover rate H	26% G	33%	64%	43%	80%	98%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Emerging Markets Discovery Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.00	$18.51	$14.04	$13.77	$12.13	$13.19
Income from Investment Operations
Net investment income (loss) B,C	.13	.37	.19	.10	.18	- D
Net realized and unrealized gain (loss)	2.11	(3.95)	4.40	.35	1.72	(1.06)
Total from investment operations	2.24	(3.58)	4.59	.45	1.90	(1.06)
Distributions from net investment income	(.26)	(.44)	(.12)	(.18)	(.26)	-
Distributions from net realized gain	-	(1.49)	-	-	(.01)	-
Total distributions	(.26)	(1.93)	(.12)	(.18)	(.26) E	-
Net asset value, end of period	$14.98	$13.00	$18.51	$14.04	$13.77	$12.13
Total Return F,G	17.35%	(21.27)%	32.82%	3.24%	15.97%	(8.04)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99% J	1.03%	1.05%	1.09%	1.10%	1.17% J
Expenses net of fee waivers, if any	.99% J	1.03%	1.05%	1.08%	1.10%	1.02% J
Expenses net of all reductions	.99% J	1.03%	1.05%	1.06%	1.10%	.98% J
Net investment income (loss)	1.82% J	2.57%	1.04%	.78%	1.40%	(.12)% J
Supplemental Data
Net assets, end of period (000 omitted)	$73,203	$29,546	$16,365	$11,561	$18,267	$1,412
Portfolio turnover rate K	26% J	33%	64%	43%	80%	98%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1.   Organization.
Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets Discovery, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,262,176
Gross unrealized depreciation	(57,174,212)
Net unrealized appreciation (depreciation)	$38,087,964
Tax cost	$640,217,402

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,541,193)
Long-term	(1,724,346)
Total capital loss carryforward	$(7,265,539)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Discovery Fund	242,782,377	71,880,080
5.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .83% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$23,306	$775
Class M	.25%	.25%	12,846	152
Class C	.75%	.25%	17,581	2,324
			$53,733	$3,251

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,559
Class M	1,439
Class C A	733
$15,731
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$22,140.24
Class M	6,392.25
Class C	4,524.26
Emerging Markets Discovery	298,554.21
Class I	165,531.17
Class Z	12,254.04
	$509,395
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Markets Discovery Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Markets Discovery Fund	$354

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Discovery Fund	3,101,295	-	-
6.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Emerging Markets Discovery Fund	$529
7.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Discovery Fund	$6,784	$-	$-
8.   Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $374. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$56
Class M	192
$248

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,152.
9.   Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Emerging Markets Discovery Fund
Distributions to shareholders
Class A	$ 244,475	$1,910,190
Class M	51,851	606,383
Class C	19,009	467,124
Emerging Markets Discovery	4,513,320	27,737,464
Class I	3,021,352	2,782,285
Class Z	789,864	1,697,356
Total	$8,639,871	$35,200,802
10.   Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Emerging Markets Discovery Fund
Class A
Shares sold	220,319	314,404	$3,191,987	$4,478,487
Reinvestment of distributions	17,518	120,206	244,303	1,910,075
Shares redeemed	(94,524)	(217,629)	(1,355,853)	(3,180,396)
Net increase (decrease)	143,313	216,981	$2,080,437	$3,208,166
Class M
Shares sold	70,715	36,386	$1,025,859	$551,246
Reinvestment of distributions	3,721	38,167	51,851	606,098
Shares redeemed	(28,447)	(68,600)	(410,079)	(1,005,289)
Net increase (decrease)	45,989	5,953	$667,631	$152,055
Class C
Shares sold	40,506	28,436	$562,779	$399,577
Reinvestment of distributions	1,399	30,156	19,009	467,124
Shares redeemed	(42,090)	(92,682)	(591,347)	(1,325,981)
Net increase (decrease)	(185)	(34,090)	$(9,559)	$(459,280)
Emerging Markets Discovery
Shares sold	4,221,938	10,307,936	$61,414,296	$148,982,256
Reinvestment of distributions	291,173	1,414,497	4,078,445	22,589,516
Shares redeemed	(2,185,733)	(7,875,882)	(31,141,996)	(118,180,120)
Net increase (decrease)	2,327,378	3,846,551	$34,350,745	$53,391,652
Class I
Shares sold	8,436,270	9,283,493	$122,447,728	$129,714,339
Reinvestment of distributions	205,837	170,907	2,893,435	2,737,935
Shares redeemed	(1,792,797)	(1,015,195)	(25,767,525)	(14,790,592)
Net increase (decrease)	6,849,310	8,439,205	$99,573,638	$117,661,682
Class Z
Shares sold	3,557,254	1,609,828	$50,728,501	$22,578,984
Reinvestment of distributions	55,484	104,684	777,160	1,671,802
Shares redeemed	(999,718)	(326,408)	(14,575,511)	(4,977,502)
Net increase (decrease)	2,613,020	1,388,104	$36,930,150	$19,273,284
11.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Total Emerging Markets Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.5
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.8
Tencent Holdings Ltd. (China, Interactive Media & Services)	2.7
HDFC Bank Ltd. (India, Banks)	1.6
Alibaba Group Holding Ltd. (China, Broadline Retail)	1.6
Meituan Class B (China, Hotels, Restaurants & Leisure)	1.1
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.1
Sea Ltd. ADR (Singapore, Entertainment)	0.9
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	0.9
China Construction Bank Corp. (H Shares) (China, Banks)	0.8
18.0

Market Sectors (% of Fund's net assets)

Financials	15.6
Information Technology	10.8
Energy	10.6
Consumer Discretionary	9.2
Materials	7.5
Communication Services	6.5
Consumer Staples	4.3
Industrials	4.2
Utilities	3.5
Health Care	2.4
Real Estate	0.8

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Total Emerging Markets Fund
Schedule of Investments April 30, 2023 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 57.2%
	Shares	Value ($)
Brazil - 3.8%
Arezzo Industria e Comercio SA	15,445	205,549
Atacadao SA	151,800	327,168
Dexco SA	216,843	256,066
ENGIE Brasil Energia SA	34,800	287,663
Equatorial Energia SA	65,400	358,482
Localiza Rent a Car SA	52,271	607,931
Localiza Rent a Car SA rights 5/11/23 (a)	243	836
LOG Commercial Properties e Participacoes SA	28,100	92,337
Lojas Renner SA	89,666	284,757
MercadoLibre, Inc. (a)	535	683,457
Multiplan Empreendimentos Imobiliarios SA	12,000	62,312
PagSeguro Digital Ltd. (a)	99,745	981,491
Raia Drogasil SA	154,100	811,931
Rede D'Oregon Sao Luiz SA (b)	38,954	178,611
Rumo SA	143,200	565,588
StoneCo Ltd. Class A (a)	49,712	612,452
Suzano Papel e Celulose SA	17,300	138,045
Transmissora Alianca de Energia Eletrica SA	33,500	244,947
Vale SA sponsored ADR	95,168	1,371,371
XP, Inc. Class A (a)	62,135	887,909
TOTAL BRAZIL		8,958,903
Canada - 0.5%
Barrick Gold Corp.	64,700	1,231,888
Chile - 0.6%
Antofagasta PLC	41,058	753,613
Banco de Chile	7,212,100	767,891
TOTAL CHILE		1,521,504
China - 17.4%
Akeso, Inc. (a)(b)(c)	29,890	164,162
Alibaba Group Holding Ltd. (a)	350,073	3,701,541
Alibaba Group Holding Ltd. sponsored ADR (a)	3,957	335,118
Angelalign Technology, Inc. (b)	5,264	66,030
Ant International Co. Ltd. Class C (a)(d)(e)	424,550	653,807
Baidu, Inc.:
Class A (a)	14,150	212,985
sponsored ADR (a)	2,800	337,708
BeiGene Ltd. ADR (a)	1,252	319,210
Beijing Enlight Media Co. Ltd. (A Shares)	106,500	157,731
Bilibili, Inc. ADR (a)(c)	26,043	530,235
BYD Co. Ltd. (H Shares)	32,183	975,990
C&S Paper Co. Ltd. (A Shares)	137,500	234,668
China Communications Services Corp. Ltd. (H Shares)	466,000	255,352
China Construction Bank Corp. (H Shares)	2,942,000	1,966,805
China Gas Holdings Ltd.	218,344	280,893
China Life Insurance Co. Ltd. (H Shares)	617,000	1,185,353
China Merchants Holdings International Co. Ltd.	168,101	249,432
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	27,800	54,968
China Overseas Land and Investment Ltd.	76,040	192,848
China Petroleum & Chemical Corp. (H Shares)	1,368,000	896,609
China Resources Beer Holdings Co. Ltd.	92,666	715,825
China Resources Land Ltd.	82,510	384,229
China Tower Corp. Ltd. (H Shares) (b)	840,631	107,284
China Vanke Co. Ltd. (H Shares)	82,200	128,503
Daqin Railway Co. Ltd. (A Shares)	499,500	556,940
Daqo New Energy Corp. ADR (a)	1,204	55,288
ENN Energy Holdings Ltd.	31,700	434,658
ESR Group Ltd. (b)	33,200	51,896
Greentown China Holdings Ltd.	50,500	60,693
Guangdong Investment Ltd.	306,000	292,529
Haier Smart Home Co. Ltd.	139,800	455,690
Haier Smart Home Co. Ltd. (A Shares)	12,560	43,186
Haitian International Holdings Ltd.	105,000	272,820
Hansoh Pharmaceutical Group Co. Ltd. (b)	122,113	222,771
Innovent Biologics, Inc. (a)(b)	49,096	236,057
JD Health International, Inc. (a)(b)	14,404	103,941
JD.com, Inc.:
Class A	39,886	711,879
sponsored ADR	2,721	97,194
Jiumaojiu International Holdings Ltd. (b)	100,733	226,338
KE Holdings, Inc. ADR (a)	15,567	244,246
Kuaishou Technology Class B (a)(b)	17,727	117,355
Kunlun Energy Co. Ltd.	374,040	346,738
Kweichow Moutai Co. Ltd. (A Shares)	2,600	663,402
Lenovo Group Ltd.	46,000	47,062
Li Auto, Inc.:
ADR (a)	41,151	967,049
Class A (a)	3,300	39,085
Li Ning Co. Ltd.	80,387	574,897
Longfor Properties Co. Ltd. (b)	34,480	94,354
LONGi Green Energy Technology Co. Ltd.	8,900	45,062
Medlive Technology Co. Ltd. (b)	61,955	68,610
Meituan Class B (a)(b)	156,339	2,671,905
NetEase, Inc. ADR	5,314	473,637
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	9,005	410,538
OPT Machine Vision Tech Co. Ltd.	1,500	32,519
PDD Holdings, Inc. ADR (a)	17,633	1,201,689
Ping An Insurance Group Co. of China Ltd. (H Shares)	293,500	2,141,235
Proya Cosmetics Co. Ltd. (A Shares)	30,540	743,022
Shangri-La Asia Ltd. (a)	108,000	99,632
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	10,443	472,125
Shenzhou International Group Holdings Ltd.	17,005	163,336
Silergy Corp.	22,903	361,256
Sinopec Engineering Group Co. Ltd. (H Shares)	308,000	159,717
Sinopharm Group Co. Ltd. (H Shares)	65,375	231,576
Sinotruk Hong Kong Ltd.	101,000	154,352
Sunny Optical Technology Group Co. Ltd.	39,447	416,849
Tencent Holdings Ltd.	144,748	6,429,144
Tongdao Liepin Group (a)	44,559	57,091
TravelSky Technology Ltd. (H Shares)	140,000	279,458
Trip.com Group Ltd. ADR (a)	35,598	1,264,085
Tsingtao Brewery Co. Ltd. (H Shares)	72,000	770,805
Uni-President China Holdings Ltd.	255,600	255,208
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	35,747	50,045
WuXi AppTec Co. Ltd. (H Shares) (b)	17,453	153,498
Wuxi Biologics (Cayman), Inc. (a)(b)	104,998	626,086
Xinyi Solar Holdings Ltd.	88,000	94,609
Zai Lab Ltd. (a)	70,111	245,466
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	88,700	357,993
TOTAL CHINA		41,453,902
Greece - 0.4%
Alpha Bank SA (a)	556,800	696,366
Piraeus Financial Holdings SA (a)	126,700	298,767
TOTAL GREECE		995,133
Hong Kong - 0.5%
Huanxi Media Group Ltd. (a)	770,309	97,309
Kerry Properties Ltd.	39,000	100,624
Prudential PLC	70,335	1,076,199
TOTAL HONG KONG		1,274,132
Hungary - 0.2%
Richter Gedeon PLC	17,860	431,001
India - 9.5%
Apollo Hospitals Enterprise Ltd.	7,041	390,167
Bajaj Auto Ltd.	5,100	277,100
Bajaj Finance Ltd.	12,364	954,681
Bandhan Bank Ltd. (a)(b)	192,500	542,658
Bharat Electronics Ltd.	373,600	473,652
Bharti Airtel Ltd.	54,719	536,228
Campus Activewear Ltd.	19,717	86,196
Divi's Laboratories Ltd.	4,477	179,546
Embassy Office Parks (REIT)	28,000	113,000
HDFC Bank Ltd.	185,696	3,843,355
HDFC Standard Life Insurance Co. Ltd. (b)	123,600	803,260
Hindustan Aeronautics Ltd.	7,900	283,207
Housing Development Finance Corp. Ltd.	9,500	324,024
Indraprastha Gas Ltd.	67,493	410,360
Infosys Ltd.	15,402	237,891
Infosys Ltd. sponsored ADR	94,788	1,473,006
ITC Ltd.	208,213	1,086,927
JK Cement Ltd.	24,174	888,393
Larsen & Toubro Ltd.	32,669	948,155
Mahanagar Gas Ltd.	21,425	264,958
Manappuram General Finance & Leasing Ltd.	198,751	316,767
Maruti Suzuki India Ltd.	4,403	464,218
NTPC Ltd.	228,738	482,957
Oberoi Realty Ltd.	5,970	67,079
Oil & Natural Gas Corp. Ltd.	225,800	440,831
One97 Communications Ltd. (a)	37,700	302,619
Petronet LNG Ltd.	71,606	208,196
Power Grid Corp. of India Ltd.	196,387	571,658
Reliance Industries Ltd.	85,113	2,530,281
Shree Cement Ltd.	1,951	582,331
Sona Blw Precision Forgings Ltd. (b)	30,419	179,316
SRF Ltd.	17,178	535,872
Sun Pharmaceutical Industries Ltd.	9,454	114,478
Tata Motors Ltd. (a)	13,094	78,207
Tata Steel Ltd.	626,700	831,736
Torrent Pharmaceuticals Ltd.	8,937	181,119
Vijaya Diagnostic Centre Pvt Ltd.	10,490	48,548
Zomato Ltd. (a)	753,876	603,475
TOTAL INDIA		22,656,452
Indonesia - 1.6%
First Resources Ltd.	356,200	410,657
PT Bank Central Asia Tbk	2,279,700	1,410,796
PT Bank Rakyat Indonesia (Persero) Tbk	4,066,879	1,417,223
PT Dayamitra Telekomunikasi Tbk	325,700	15,552
PT Sumber Alfaria Trijaya Tbk	2,030,800	401,555
PT United Tractors Tbk	88,000	173,719
TOTAL INDONESIA		3,829,502
Japan - 0.1%
Z Holdings Corp.	91,062	249,441
Korea (South) - 6.6%
Coway Co. Ltd.	6,600	242,425
Delivery Hero AG (a)(b)	5,647	224,816
Hyundai Fire & Marine Insurance Co. Ltd.	17,070	479,753
Hyundai Motor Co. Ltd.	580	85,949
Jeisys Medical, Inc. (a)	12,635	81,847
Kakao Corp.	12,327	540,008
Kakao Pay Corp. (a)	3,261	134,062
KB Financial Group, Inc.	30,228	1,122,394
Kia Corp.	15,970	1,011,834
L&F Co. Ltd.	300	59,907
LG Chemical Ltd.	663	368,431
LG Corp.	6,330	414,473
NAVER Corp.	2,054	297,692
NCSOFT Corp.	297	84,076
POSCO	3,652	1,033,943
S-Oil Corp.	4,960	277,909
Samsung Biologics Co. Ltd. (a)(b)	905	529,506
Samsung Electronics Co. Ltd.	137,099	6,748,505
Samsung SDI Co. Ltd.	1,620	841,068
SK Hynix, Inc.	16,103	1,083,895
TOTAL KOREA (SOUTH)		15,662,493
Mauritius - 0.0%
Jumo World Ltd. (a)(e)	30	28,475
Mexico - 2.1%
CEMEX S.A.B. de CV sponsored ADR (a)	197,400	1,184,400
Corporacion Inmobiliaria Vesta S.A.B. de CV	83,655	264,232
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	28,000	498,174
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	1,654	473,573
Grupo Aeroportuario Norte S.A.B. de CV	28,400	312,188
Grupo Financiero Banorte S.A.B. de CV Series O	171,221	1,480,655
Wal-Mart de Mexico SA de CV Series V	184,200	742,660
TOTAL MEXICO		4,955,882
Netherlands - 0.0%
CTP BV (b)	5,452	71,490
CTP BV rights (a)(f)	5,452	1,382
TOTAL NETHERLANDS		72,872
Panama - 0.1%
Copa Holdings SA Class A	2,986	269,696
Peru - 0.3%
Credicorp Ltd. (United States)	4,879	661,007
Philippines - 0.2%
Ayala Land, Inc.	334,500	161,387
SM Investments Corp.	15,000	242,650
TOTAL PHILIPPINES		404,037
Poland - 0.3%
CD Projekt RED SA	8,116	220,932
Dino Polska SA (a)(b)	5,800	590,019
TOTAL POLAND		810,951
Russia - 1.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	68,238	25,202
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	155,600	35,545
LSR Group OJSC (a)(e)	755	884
LUKOIL PJSC sponsored ADR (a)(e)	35,200	9,958
Novatek PJSC GDR (Reg. S) (a)(e)	9,100	400,400
Sberbank of Russia (e)	30	0
Sberbank of Russia sponsored ADR (a)(e)	324,104	5,769
Severstal PAO GDR (Reg. S) (a)(e)	83,700	1,976
TCS Group Holding PLC GDR (a)(e)	56,395	505,299
X5 Retail Group NV GDR (Reg. S) (a)(e)	77,500	589,000
Yandex NV Series A (a)(e)	93,769	712,644
TOTAL RUSSIA		2,286,677
Saudi Arabia - 1.7%
Al Rajhi Bank	59,514	1,218,619
Alinma Bank	89,300	753,551
Bupa Arabia for Cooperative Insurance Co.	15,675	737,214
The Saudi National Bank	105,800	1,379,375
TOTAL SAUDI ARABIA		4,088,759
Singapore - 0.9%
Sea Ltd. ADR (a)	28,147	2,143,957
South Africa - 1.5%
Capitec Bank Holdings Ltd.	8,250	718,392
Discovery Ltd. (a)	97,700	767,874
Impala Platinum Holdings Ltd.	123,200	1,199,451
Naspers Ltd. Class N	3,386	603,659
Pick 'n Pay Stores Ltd.	140,500	333,498
TOTAL SOUTH AFRICA		3,622,874
Switzerland - 0.1%
OPT Machine Vision Tech Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 2/21/25 (a)(b)	5,200	112,925
Taiwan - 6.2%
BizLink Holding, Inc.	29,000	248,896
BizLink Holding, Inc. rights 5/8/23 (a)	740	794
Chailease Holding Co. Ltd.	161,144	1,172,812
eMemory Technology, Inc.	5,035	300,841
Formosa Plastics Corp.	41,000	125,336
MediaTek, Inc.	41,793	908,105
Novatek Microelectronics Corp.	7,000	95,631
Realtek Semiconductor Corp.	9,000	105,469
Taiwan Semiconductor Manufacturing Co. Ltd.	650,787	10,649,551
Uni-President Enterprises Corp.	243,000	582,151
United Microelectronics Corp.	18,000	28,930
Wistron Corp.	108,000	163,583
Wiwynn Corp.	10,348	393,535
Yageo Corp.	7,000	113,397
TOTAL TAIWAN		14,889,031
Tanzania - 0.1%
Helios Towers PLC (a)	85,700	112,335
Thailand - 0.4%
Carabao Group PCL (For. Reg.)	159,800	335,966
Land & House PCL (For. Reg.)	324,200	93,212
PTT Global Chemical PCL (For. Reg.)	382,700	467,043
Supalai PCL (For. Reg.)	84,400	52,464
TOTAL THAILAND		948,685
United States of America - 1.1%
FirstCash Holdings, Inc.	11,401	1,174,645
Globant SA (a)	1,867	292,876
Legend Biotech Corp. ADR (a)	2,479	170,332
Parade Technologies Ltd.	1,000	30,606
Tenaris SA sponsored ADR	11,300	324,423
Titan Cement International Trading SA	31,600	509,765
TOTAL UNITED STATES OF AMERICA		2,502,647
Uruguay - 0.0%
Dlocal Ltd. (a)	6,110	85,540
TOTAL COMMON STOCKS (Cost $125,657,455)		136,260,701

Preferred Stocks - 1.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
Brazil - 0.1%
Creditas Financial Solutions Ltd. Series F (a)(d)(e)	1,073	306,277
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	11,962	106,103
India - 0.2%
Meesho Series F (a)(d)(e)	7,108	492,016
TOTAL CONVERTIBLE PREFERRED STOCKS		904,396
Nonconvertible Preferred Stocks - 1.3%
Brazil - 1.0%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	42,100	194,556
Metalurgica Gerdau SA (PN)	316,170	739,112
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	75,906	720,348
sponsored ADR	64,600	686,052
		2,340,068
Korea (South) - 0.3%
Hyundai Motor Co. Ltd. Series 2	5,787	480,234
Samsung Electronics Co. Ltd.	6,660	278,531
		758,765
United States of America - 0.0%
Gupshup, Inc. (a)(d)(e)	8,409	131,433
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,230,266
TOTAL PREFERRED STOCKS (Cost $3,454,757)		4,134,662

Nonconvertible Bonds - 15.4%
	Principal Amount (g)	Value ($)
Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	695,000	712,288
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	585,000	603,025
TOTAL AZERBAIJAN		1,315,313
Bahrain - 0.8%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	1,410,000	1,441,549
7.625% 11/7/24 (b)	400,000	405,936
TOTAL BAHRAIN		1,847,485
Brazil - 0.4%
Adecoagro SA 6% 9/21/27 (b)	275,000	255,544
Braskem Netherlands BV 7.25% 2/13/33 (b)	200,000	190,595
MARB BondCo PLC 3.95% 1/29/31 (b)	145,000	106,078
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	372,007	285,236
Natura Cosmeticos SA 4.125% 5/3/28 (b)	190,000	157,439
TOTAL BRAZIL		994,892
Burkina Faso - 0.1%
Endeavour Mining PLC 5% 10/14/26 (b)	285,000	247,113
Cambodia - 0.1%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	200,000	185,663
Chile - 0.9%
Antofagasta PLC 2.375% 10/14/30 (b)	450,000	365,428
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50 (b)	300,000	223,500
4.5% 8/1/47 (b)	250,000	213,328
5.125% 2/2/33 (b)	200,000	202,100
Empresa Nacional de Petroleo 4.5% 9/14/47 (b)	440,000	339,295
Sable International Finance Ltd. 5.75% 9/7/27 (b)	600,000	557,250
VTR Comunicaciones SpA 5.125% 1/15/28 (b)	400,000	220,450
TOTAL CHILE		2,121,351
China - 0.6%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	395,000	352,538
Meituan 2.125% 10/28/25 (b)	640,000	586,520
Prosus NV:
3.832% 2/8/51 (b)	425,000	264,775
4.193% 1/19/32 (b)	245,000	207,025
TOTAL CHINA		1,410,858
Colombia - 0.8%
Ecopetrol SA 8.875% 1/13/33	170,000	164,369
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	690,000	437,115
Gcm Mining Corp. 6.875% 8/9/26 (b)	400,000	322,712
GeoPark Ltd. 5.5% 1/17/27 (b)	500,000	413,688
Oleoducto Central SA 4% 7/14/27 (b)	350,000	307,847
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	414,625	366,383
TOTAL COLOMBIA		2,012,114
Costa Rica - 0.1%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)	205,000	194,545
Georgia - 0.1%
JSC Georgian Railway 4% 6/17/28 (b)	300,000	255,806
Ghana - 0.5%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	815,000	720,409
Tullow Oil PLC:
7% 3/1/25 (b)	450,000	273,038
10.25% 5/15/26 (b)	411,000	318,602
TOTAL GHANA		1,312,049
Guatemala - 0.3%
CT Trust 5.125% 2/3/32 (b)	440,000	361,845
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	510,000	470,252
TOTAL GUATEMALA		832,097
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)	200,000	201,375
India - 0.1%
CA Magnum Holdings 5.375% (b)(h)	400,000	350,700
Indonesia - 1.3%
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	560,000	510,580
PT Adaro Indonesia 4.25% 10/31/24 (b)	250,000	240,359
PT Freeport Indonesia:
5.315% 4/14/32 (b)	250,000	240,359
6.2% 4/14/52 (b)	200,000	184,500
PT Hutama Karya Persero 3.75% 5/11/30 (b)	600,000	556,425
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)	690,000	685,688
PT Pertamina Persero:
4.15% 2/25/60 (b)	365,000	270,967
4.175% 1/21/50 (b)	450,000	353,756
TOTAL INDONESIA		3,042,634
Kazakhstan - 0.3%
KazMunaiGaz National Co. 3.5% 4/14/33 (b)	400,000	306,825
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	550,000	413,806
TOTAL KAZAKHSTAN		720,631
Malaysia - 0.6%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (b)	380,000	360,834
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	500,000	365,625
3.5% 4/21/30 (b)	450,000	424,350
4.55% 4/21/50 (b)	400,000	374,000
TOTAL MALAYSIA		1,524,809
Mauritius - 0.1%
AXIAN Telecom 7.375% 2/16/27 (b)	355,000	319,567
Mexico - 1.7%
Braskem Idesa SAPI 6.99% 2/20/32 (b)	205,000	145,396
Comision Federal de Electricid 3.348% 2/9/31 (b)	450,000	358,538
Petroleos Mexicanos:
5.35% 2/12/28	320,000	265,260
6.49% 1/23/27	315,000	281,925
6.5% 6/2/41	820,000	518,650
6.625% 6/15/35	410,000	284,815
6.7% 2/16/32	415,000	318,772
6.75% 9/21/47	960,000	590,880
6.84% 1/23/30	380,000	305,606
6.95% 1/28/60	1,075,000	651,181
7.69% 1/23/50	589,000	392,421
TOTAL MEXICO		4,113,444
Morocco - 0.2%
OCP SA:
3.75% 6/23/31 (b)	535,000	448,330
5.125% 6/23/51 (b)	200,000	147,100
TOTAL MOROCCO		595,430
Panama - 0.4%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	290,000	232,054
5.125% 8/11/61 (b)	200,000	153,663
Cable Onda SA 4.5% 1/30/30 (b)	580,000	475,963
TOTAL PANAMA		861,680
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	250,000	230,125
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)	500,000	272,500
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	165,000	143,323
TOTAL PERU		415,823
Qatar - 0.7%
Qatar Petroleum:
2.25% 7/12/31 (b)	700,000	602,569
3.125% 7/12/41 (b)	650,000	511,794
3.3% 7/12/51 (b)	580,000	437,284
TOTAL QATAR		1,551,647
Saudi Arabia - 1.3%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	720,000	620,460
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)	200,000	209,600
6.51% 2/23/42 (b)	200,000	213,225
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)	450,000	424,350
4.25% 4/16/39 (b)	1,680,000	1,541,190
TOTAL SAUDI ARABIA		3,008,825
South Africa - 0.9%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	315,000	296,568
7.125% 2/11/25 (b)	815,000	793,250
8.45% 8/10/28 (b)	235,000	224,616
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	400,000	248,700
Stillwater Mining Co.:
4% 11/16/26 (b)	485,000	435,075
4.5% 11/16/29 (b)	220,000	181,335
TOTAL SOUTH AFRICA		2,179,544
Tanzania - 0.2%
HTA Group Ltd. 7% 12/18/25 (b)	400,000	375,700
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)	350,000	237,125
Ukraine - 0.1%
NAK Naftogaz Ukraine 7.375% 7/19/24 (Reg. S) (i)	400,000	135,250
United Arab Emirates - 0.9%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	390,000	338,642
4.696% 4/24/33 (b)	165,000	167,681
4.875% 4/23/30 (b)	50,000	51,759
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	399,195	345,878
2.625% 3/31/36 (b)	570,000	469,110
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	690,000	673,311
MDGH GMTN RSC Ltd. 5.5% 4/28/33 (b)	200,000	216,038
TOTAL UNITED ARAB EMIRATES		2,262,419
Uzbekistan - 0.3%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	350,000	323,269
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	400,000	322,075
TOTAL UZBEKISTAN		645,344
Venezuela - 0.2%
Petroleos de Venezuela SA:
6% 5/16/24 (b)(i)	5,700,000	185,250
6% 11/15/26 (Reg. S) (i)	6,800,000	193,800
TOTAL VENEZUELA		379,050
Vietnam - 0.3%
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	890,000	770,598
TOTAL NONCONVERTIBLE BONDS (Cost $45,014,529)		36,651,006

Government Obligations - 23.3%
		Principal Amount (g)	Value ($)
Angola - 0.7%
Angola Republic:
8.25% 5/9/28 (b)		720,000	629,235
8.75% 4/14/32 (b)		200,000	165,413
9.125% 11/26/49 (b)		225,000	167,878
9.375% 5/8/48 (b)		290,000	222,267
9.5% 11/12/25 (b)		420,000	414,435
TOTAL ANGOLA			1,599,228
Argentina - 0.8%
Argentine Republic:
0.5% 7/9/30 (j)		1,995,365	484,874
1% 7/9/29		498,666	118,215
1.5% 7/9/35 (j)		1,537,734	341,954
3.875% 1/9/38 (j)		2,011,834	555,518
Buenos Aires Province 5.25% 9/1/37 (b)(j)		1,030,000	315,695
TOTAL ARGENTINA			1,816,256
Armenia - 0.1%
Republic of Armenia 3.6% 2/2/31 (b)		360,000	281,318
Bahrain - 0.1%
Bahrain Kingdom 5.625% 5/18/34 (b)		200,000	174,975
Barbados - 0.1%
Barbados Government 6.5% 10/1/29 (b)		290,000	268,304
Benin - 0.0%
Republic of Benin 4.875% 1/19/32 (b)	EUR	140,000	114,812
Brazil - 0.6%
Brazilian Federative Republic:
3.875% 6/12/30		775,000	692,317
4.75% 1/14/50		505,000	371,743
6% 10/20/33		295,000	289,616
TOTAL BRAZIL			1,353,676
Cameroon - 0.1%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	360,000	275,894
Chile - 0.5%
Chilean Republic:
2.45% 1/31/31		535,000	469,897
3.1% 1/22/61		340,000	227,758
3.5% 1/31/34		280,000	253,365
4% 1/31/52		200,000	165,913
4.34% 3/7/42		200,000	181,663
TOTAL CHILE			1,298,596
Colombia - 1.1%
Colombian Republic:
3% 1/30/30		715,000	547,109
3.125% 4/15/31		548,000	405,623
5% 6/15/45		805,000	538,746
5.2% 5/15/49		185,000	124,563
6.125% 1/18/41		200,000	157,163
7.375% 9/18/37		650,000	602,997
7.5% 2/2/34		200,000	190,850
8% 4/20/33		160,000	159,330
TOTAL COLOMBIA			2,726,381
Costa Rica - 0.4%
Costa Rican Republic:
5.625% 4/30/43 (b)		425,000	369,697
6.125% 2/19/31 (b)		315,000	317,028
6.55% 4/3/34 (b)		245,000	249,594
7% 4/4/44 (b)		105,000	103,248
TOTAL COSTA RICA			1,039,567
Dominican Republic - 1.5%
Dominican Republic:
4.5% 1/30/30 (b)		515,000	454,745
4.875% 9/23/32 (b)		870,000	747,819
5.3% 1/21/41 (b)		200,000	157,850
5.875% 1/30/60 (b)		900,000	686,138
6% 7/19/28 (b)		400,000	393,825
6% 2/22/33 (b)		425,000	396,525
6.5% 2/15/48 (b)		200,000	170,350
6.85% 1/27/45 (b)		350,000	314,300
7.05% 2/3/31 (b)		150,000	152,297
TOTAL DOMINICAN REPUBLIC			3,473,849
Ecuador - 0.5%
Ecuador Republic:
1.5% 7/31/40 (b)(j)		250,000	81,297
2.5% 7/31/35 (b)(j)		1,490,256	544,223
5.5% 7/31/30 (b)(j)		985,630	517,949
TOTAL ECUADOR			1,143,469
Egypt - 0.8%
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		665,000	366,083
7.5% 2/16/61 (b)		395,000	196,710
7.903% 2/21/48 (b)		865,000	433,473
8.5% 1/31/47 (b)		1,160,000	610,668
8.7002% 3/1/49 (b)		400,000	211,575
TOTAL EGYPT			1,818,509
El Salvador - 0.1%
El Salvador Republic 7.1246% 1/20/50 (b)		560,000	271,530
Gabon - 0.2%
Gabonese Republic:
6.95% 6/16/25 (b)		200,000	183,913
7% 11/24/31 (b)		540,000	397,508
TOTAL GABON			581,421
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		505,000	451,754
Ghana - 0.3%
Ghana Republic:
8.125% 1/18/26 (b)(i)		500,000	197,906
8.627% 6/16/49 (b)(i)		615,000	209,600
10.75% 10/14/30 (b)		400,000	269,575
TOTAL GHANA			677,081
Guatemala - 0.1%
Guatemalan Republic 6.125% 6/1/50 (b)		350,000	328,081
Hungary - 0.3%
Hungarian Republic:
2.125% 9/22/31 (b)		300,000	233,494
3.125% 9/21/51 (b)		560,000	346,080
6.25% 9/22/32 (b)		200,000	207,350
TOTAL HUNGARY			786,924
Indonesia - 0.6%
Indonesian Republic:
3.35% 3/12/71		470,000	321,451
3.5% 2/14/50		380,000	292,671
4.2% 10/15/50		600,000	522,300
8.5% 10/12/35 (b)		300,000	394,650
TOTAL INDONESIA			1,531,072
Ivory Coast - 0.3%
Ivory Coast:
6.125% 6/15/33 (b)		200,000	168,288
6.375% 3/3/28 (b)		635,000	604,560
TOTAL IVORY COAST			772,848
Jordan - 0.2%
Jordanian Kingdom:
5.85% 7/7/30 (b)		200,000	179,163
7.375% 10/10/47 (b)		280,000	235,603
TOTAL JORDAN			414,766
Kenya - 0.4%
Republic of Kenya:
6.3% 1/23/34 (b)		440,000	285,945
6.875% 6/24/24 (b)		385,000	331,653
7% 5/22/27 (b)		410,000	327,693
TOTAL KENYA			945,291
Lebanon - 0.2%
Lebanese Republic 6.375% 12/31/49 (i)		7,090,000	418,310
Mexico - 0.9%
United Mexican States:
2.659% 5/24/31		400,000	337,950
3.25% 4/16/30		400,000	361,575
4.35% 1/15/47		850,000	686,800
4.75% 3/8/44		450,000	391,303
6.338% 5/4/53		200,000	206,200
6.35% 2/9/35		220,000	235,441
TOTAL MEXICO			2,219,269
Mongolia - 0.1%
Mongolia Government 5.125% 4/7/26 (b)		200,000	182,850
Morocco - 0.1%
Moroccan Kingdom 6.5% 9/8/33 (b)		240,000	248,295
Nigeria - 0.8%
Republic of Nigeria:
6.125% 9/28/28 (b)		325,000	246,655
6.5% 11/28/27 (b)		705,000	559,946
7.143% 2/23/30 (b)		850,000	634,738
7.625% 11/28/47 (b)		300,000	186,338
8.25% 9/28/51 (b)		200,000	130,100
8.375% 3/24/29 (b)		190,000	154,411
TOTAL NIGERIA			1,912,188
Oman - 1.4%
Sultanate of Oman:
4.75% 6/15/26 (b)		450,000	440,100
5.375% 3/8/27 (b)		395,000	392,852
5.625% 1/17/28 (b)		420,000	422,441
6% 8/1/29 (b)		285,000	290,753
6.25% 1/25/31 (b)		690,000	714,495
6.5% 3/8/47 (b)		1,275,000	1,193,161
TOTAL OMAN			3,453,802
Pakistan - 0.2%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		695,000	248,376
6.875% 12/5/27 (b)		560,000	195,405
TOTAL PAKISTAN			443,781
Panama - 1.1%
Panamanian Republic:
2.252% 9/29/32		485,000	374,299
3.16% 1/23/30		660,000	582,986
3.298% 1/19/33		540,000	456,233
3.87% 7/23/60		510,000	340,999
4.5% 5/15/47		405,000	324,582
6.4% 2/14/35		250,000	264,344
6.853% 3/28/54		200,000	208,500
TOTAL PANAMA			2,551,943
Paraguay - 0.3%
Republic of Paraguay:
2.739% 1/29/33 (b)		415,000	334,023
5.4% 3/30/50 (b)		415,000	353,606
TOTAL PARAGUAY			687,629
Peru - 0.5%
Peruvian Republic:
2.783% 1/23/31		435,000	376,628
3% 1/15/34		260,000	217,474
3.3% 3/11/41		635,000	488,871
TOTAL PERU			1,082,973
Philippines - 0.4%
Philippine Republic:
2.65% 12/10/45		430,000	298,259
2.95% 5/5/45		320,000	234,860
5.5% 1/17/48		200,000	208,663
5.95% 10/13/47		225,000	246,769
TOTAL PHILIPPINES			988,551
Poland - 0.1%
Polish Government 5.5% 4/4/53		170,000	176,513
Qatar - 1.3%
State of Qatar:
4.4% 4/16/50 (b)		1,675,000	1,570,103
4.625% 6/2/46 (b)		600,000	585,863
4.817% 3/14/49 (b)		855,000	846,076
TOTAL QATAR			3,002,042
Romania - 0.6%
Romanian Republic:
3% 2/27/27 (b)		334,000	304,107
3% 2/14/31 (b)		574,000	479,039
3.625% 3/27/32 (b)		334,000	285,320
6.125% 1/22/44 (b)		400,000	384,950
TOTAL ROMANIA			1,453,416
Russia - 0.0%
Ministry of Finance of the Russian Federation 5.1% 3/28/35(Reg. S) (e)(i)		600,000	30,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		700,000	498,225
Saudi Arabia - 0.3%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		445,000	369,990
3.45% 2/2/61 (b)		570,000	409,973
TOTAL SAUDI ARABIA			779,963
Senegal - 0.1%
Republic of Senegal:
6.25% 5/23/33 (b)		235,000	184,446
6.75% 3/13/48 (b)		200,000	133,350
TOTAL SENEGAL			317,796
Serbia - 0.2%
Republic of Serbia:
2.125% 12/1/30 (b)		620,000	482,941
6.25% 5/26/28 (b)		105,000	107,218
TOTAL SERBIA			590,159
South Africa - 0.5%
South African Republic:
4.85% 9/27/27		400,000	380,075
5% 10/12/46		155,000	105,381
5.65% 9/27/47		325,000	234,772
5.75% 9/30/49		715,000	513,817
TOTAL SOUTH AFRICA			1,234,045
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(i)		935,000	306,096
6.85% 11/3/25 (b)(i)		695,000	243,598
7.55% 3/28/30 (b)(i)		150,000	49,200
7.85% 3/14/29 (b)(i)		210,000	68,775
TOTAL SRI LANKA			667,669
Turkey - 1.2%
Turkish Republic:
4.875% 10/9/26		520,000	465,010
4.875% 4/16/43		1,055,000	703,092
5.125% 2/17/28		245,000	213,196
5.75% 5/11/47		865,000	614,042
6.125% 10/24/28		220,000	197,010
6.625% 2/17/45		130,000	102,603
9.375% 3/14/29		495,000	499,269
9.375% 1/19/33		80,000	80,590
TOTAL TURKEY			2,874,812
Ukraine - 0.4%
Ukraine Government:
0% 8/1/41 (b)(k)		775,000	198,981
6.876% 5/21/31 (b)		200,000	32,288
7.253% 3/15/35 (b)		380,000	61,584
7.375% 9/25/34 (b)		200,000	32,163
7.75% 9/1/25 (b)		830,000	157,856
7.75% 9/1/26 (b)		830,000	141,256
7.75% 9/1/27 (b)		345,000	59,577
7.75% 9/1/28 (b)		560,000	96,530
7.75% 9/1/29 (b)		400,000	68,825
TOTAL UKRAINE			849,060
United Arab Emirates - 0.4%
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		410,000	310,268
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		650,000	477,263
5.25% 1/30/43 (Reg. S)		295,000	279,291
TOTAL UNITED ARAB EMIRATES			1,066,822
United States of America - 0.8%
U.S. Treasury Bills, yield at date of purchase 4.58% to 4.61% 5/4/23		80,000	79,973
U.S. Treasury Bonds 2.875% 5/15/52		1,533,000	1,311,793
U.S. Treasury Notes:
3.625% 3/31/30		147,000	148,355
4% 2/28/30		252,000	259,757
TOTAL UNITED STATES OF AMERICA			1,799,878
Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		730,000	747,703
Uzbekistan - 0.2%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		200,000	162,663
3.9% 10/19/31 (b)		240,000	194,370
TOTAL UZBEKISTAN			357,033
Venezuela - 0.3%
Venezuelan Republic 9.25% 9/15/27 (i)		6,200,000	620,000
Zambia - 0.1%
Republic of Zambia:
8.5% 4/14/24 (b)(i)		50,000	23,369
8.97% 7/30/27 (b)(i)		250,000	115,281
TOTAL ZAMBIA			138,650
TOTAL GOVERNMENT OBLIGATIONS (Cost $74,126,093)			55,538,979

Preferred Securities - 1.2%
	Principal Amount (g)	Value ($)
Georgia - 0.3%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (h)(k)	700,000	711,566
Kuwait - 0.2%
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(h)(k)	400,000	375,408
Mexico - 0.3%
Banco Mercantil del Norte SA:
6.75% (b)(h)(k)	400,000	385,768
7.625% (b)(h)(k)	105,000	96,054
CEMEX S.A.B. de CV 5.125% (b)(h)(k)	400,000	355,378
TOTAL MEXICO		837,200
United Arab Emirates - 0.4%
DP World Salaam 6% (Reg. S) (h)(k)	600,000	610,622
Emirates NBD Bank PJSC 6.125% (Reg. S) (h)(k)	400,000	398,121
TOTAL UNITED ARAB EMIRATES		1,008,743
TOTAL PREFERRED SECURITIES (Cost $3,208,322)		2,932,917

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (l)	1,253,458	1,253,709
Fidelity Securities Lending Cash Central Fund 4.88% (l)(m)	642,082	642,147
TOTAL MONEY MARKET FUNDS (Cost $1,895,559)		1,895,856

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $253,356,715)	237,414,121
NET OTHER ASSETS (LIABILITIES) - 0.4%	925,659
NET ASSETS - 100.0%	238,339,780

Currency Abbreviations
EUR	-	European Monetary Unit

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,864,453 or 30.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,689,636 or 0.7% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing - Security is in default.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	1,618,120

Creditas Financial Solutions Ltd. Series F	1/28/22	337,976

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	169,898

Gupshup, Inc.	6/08/21	192,273

Meesho Series F	9/21/21	544,986

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	8,147,400	64,172,265	71,065,956	136,977	-	-	1,253,709	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	421,999	5,913,065	5,692,917	3,154	-	-	642,147	0.0%
Total	8,569,399	70,085,330	76,758,873	140,131	-	-	1,895,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	13,433,344	3,818,804	8,901,896	712,644
Consumer Discretionary	20,221,818	6,277,911	13,451,891	492,016
Consumer Staples	9,723,605	2,805,276	6,304,127	614,202
Energy	6,704,271	1,730,823	4,527,545	445,903
Financials	33,915,371	13,221,748	19,193,996	1,499,627
Health Care	5,266,894	1,099,154	4,061,637	106,103
Industrials	7,346,419	2,727,986	4,618,433	-
Information Technology	25,102,330	1,821,170	23,149,727	131,433
Materials	12,218,772	6,184,260	6,032,536	1,976
Real Estate	2,292,140	734,617	1,556,639	884
Utilities	4,170,399	1,085,648	3,084,751	-

Corporate Bonds	36,651,006	-	36,651,006	-

Government Obligations	55,538,979	-	55,508,979	30,000

Preferred Securities	2,932,917	-	2,932,917	-

Money Market Funds	1,895,856	1,895,856	-	-
Total Investments in Securities:	237,414,121	43,403,253	189,976,080	4,034,788

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$2,348,844
Net Realized Gain (Loss) on Investment Securities	(9,840)
Net Unrealized Gain (Loss) on Investment Securities	1,446,334
Cost of Purchases	-
Proceeds of Sales	(2,550)
Amortization/Accretion	-
Transfers into Level 3	252,000
Transfers out of Level 3	-
Ending Balance	$4,034,788
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2023	$1,446,334

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity® Total Emerging Markets Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $632,977) - See accompanying schedule:
Unaffiliated issuers (cost $251,461,156)	$235,518,265
Fidelity Central Funds (cost $1,895,559)	1,895,856

Total Investment in Securities (cost $253,356,715)		$237,414,121
Foreign currency held at value (cost $819,777)		745,221
Receivable for investments sold		791,225
Receivable for fund shares sold		88,417
Dividends receivable		337,597
Interest receivable		1,676,930
Distributions receivable from Fidelity Central Funds		12,315
Prepaid expenses		127
Other receivables		90,579
Total assets		241,156,532
Liabilities
Payable to custodian bank	$516,240
Payable for investments purchased
Regular delivery	793,355
Delayed delivery	1,382
Payable for fund shares redeemed	208,174
Accrued management fee	155,208
Distribution and service plan fees payable	20,882
Other affiliated payables	48,173
Deferred taxes	343,965
Other payables and accrued expenses	87,226
Collateral on securities loaned	642,147
Total Liabilities		2,816,752
Net Assets		$238,339,780
Net Assets consist of:
Paid in capital		$284,642,513
Total accumulated earnings (loss)		(46,302,733)
Net Assets		$238,339,780

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($31,227,594 ÷ 2,755,003 shares) (a)		$11.33
Maximum offering price per share (100/94.25 of $11.33)		$12.02
Class M :
Net Asset Value and redemption price per share ($6,936,357 ÷ 612,294 shares) (a)		$11.33
Maximum offering price per share (100/96.50 of $11.33)		$11.74
Class C :
Net Asset Value and offering price per share ($13,717,455 ÷ 1,214,722 shares) (a)		$11.29
Total Emerging Markets :
Net Asset Value , offering price and redemption price per share ($91,760,542 ÷ 8,079,520 shares)		$11.36
Class I :
Net Asset Value , offering price and redemption price per share ($82,664,424 ÷ 7,288,854 shares)		$11.34
Class Z :
Net Asset Value , offering price and redemption price per share ($12,033,408 ÷ 1,064,040 shares)		$11.31
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$1,818,434
Non-Cash dividends		370,971
Interest		3,390,612
Income from Fidelity Central Funds (including $3,154 from security lending)		140,131
Income before foreign taxes withheld		$5,720,148
Less foreign taxes withheld		(176,478)
Total Income		5,543,670
Expenses
Management fee	$984,456
Transfer agent fees	240,540
Distribution and service plan fees	128,297
Accounting fees	59,848
Custodian fees and expenses	94,914
Independent trustees' fees and expenses	1,006
Registration fees	38,616
Audit	57,473
Legal	1,732
Miscellaneous	639
Total expenses before reductions	1,607,521
Expense reductions	(6,121)
Total expenses after reductions		1,601,400
Net Investment income (loss)		3,942,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $114,215)	(1,169,529)
Foreign currency transactions	16,653
Futures contracts	129,657
Total net realized gain (loss)		(1,023,219)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $40,781)	34,123,095
Assets and liabilities in foreign currencies	(15,839)
Total change in net unrealized appreciation (depreciation)		34,107,256
Net gain (loss)		33,084,037
Net increase (decrease) in net assets resulting from operations		$37,026,307
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,942,270	$10,825,203
Net realized gain (loss)	(1,023,219)	(12,640,549)
Change in net unrealized appreciation (depreciation)	34,107,256	(173,003,840)
Net increase (decrease) in net assets resulting from operations	37,026,307	(174,819,186)
Distributions to shareholders	(7,044,986)	(11,768,448)
Share transactions - net increase (decrease)	(43,900,325)	(182,422,186)
Total increase (decrease) in net assets	(13,919,004)	(369,009,820)

Net Assets
Beginning of period	252,258,784	621,268,604
End of period	$238,339,780	$252,258,784

Financial Highlights
Fidelity Advisor® Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$15.26	$13.55	$12.80	$11.53	$13.56
Income from Investment Operations
Net investment income (loss) A,B	.16	.28	.20	.19	.37 C	.25
Net realized and unrealized gain (loss)	1.37	(5.19)	1.67	.89	1.14	(1.94)
Total from investment operations	1.53	(4.91)	1.87	1.08	1.51	(1.69)
Distributions from net investment income	(.29)	(.26)	(.16)	(.33)	(.24)	(.16)
Distributions from net realized gain	-	-	-	-	-	(.19)
Total distributions	(.29)	(.26)	(.16)	(.33)	(.24)	(.34) D
Net asset value, end of period	$11.33	$10.09	$15.26	$13.55	$12.80	$11.53
Total Return E,F,G	15.21%	(32.69)%	13.78%	8.54%	13.38%	(12.77)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.44% J	1.39%	1.36%	1.40%	1.39%	1.40%
Expenses net of fee waivers, if any	1.44% J	1.39%	1.36%	1.39%	1.39%	1.40%
Expenses net of all reductions	1.44% J	1.39%	1.36%	1.37%	1.39%	1.37%
Net investment income (loss)	2.94% J	2.21%	1.26%	1.49%	3.02% C	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$31,228	$28,302	$46,981	$37,022	$39,958	$34,617
Portfolio turnover rate K	35% J	67%	58%	58%	75%	94%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.37%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$15.23	$13.52	$12.78	$11.51	$13.55
Income from Investment Operations
Net investment income (loss) A,B	.15	.24	.15	.15	.33 C	.21
Net realized and unrealized gain (loss)	1.37	(5.19)	1.67	.88	1.15	(1.93)
Total from investment operations	1.52	(4.95)	1.82	1.03	1.48	(1.72)
Distributions from net investment income	(.26)	(.21)	(.11)	(.29)	(.21)	(.13)
Distributions from net realized gain	-	-	-	-	-	(.19)
Total distributions	(.26)	(.21)	(.11)	(.29)	(.21)	(.32)
Net asset value, end of period	$11.33	$10.07	$15.23	$13.52	$12.78	$11.51
Total Return D,E,F	15.10%	(32.92)%	13.47%	8.16%	13.05%	(13.03)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.73% I	1.69%	1.66%	1.71%	1.72%	1.74%
Expenses net of fee waivers, if any	1.73% I	1.69%	1.66%	1.71%	1.71%	1.74%
Expenses net of all reductions	1.72% I	1.69%	1.66%	1.69%	1.71%	1.71%
Net investment income (loss)	2.65% I	1.90%	.96%	1.17%	2.69% C	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$6,936	$6,237	$9,530	$7,885	$8,841	$8,519
Portfolio turnover rate J	35% I	67%	58%	58%	75%	94%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.04%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.00	$15.09	$13.41	$12.66	$11.40	$13.45
Income from Investment Operations
Net investment income (loss) A,B	.12	.18	.08	.09	.28 C	.15
Net realized and unrealized gain (loss)	1.35	(5.15)	1.65	.89	1.13	(1.92)
Total from investment operations	1.47	(4.97)	1.73	.98	1.41	(1.77)
Distributions from net investment income	(.18)	(.12)	(.05)	(.23)	(.15)	(.09)
Distributions from net realized gain	-	-	-	-	-	(.19)
Total distributions	(.18)	(.12)	(.05)	(.23)	(.15)	(.28)
Net asset value, end of period	$11.29	$10.00	$15.09	$13.41	$12.66	$11.40
Total Return D,E,F	14.73%	(33.17)%	12.89%	7.83%	12.54%	(13.45)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.18% I	2.14%	2.11%	2.14%	2.14%	2.14%
Expenses net of fee waivers, if any	2.18% I	2.13%	2.11%	2.14%	2.14%	2.14%
Expenses net of all reductions	2.18% I	2.13%	2.11%	2.12%	2.13%	2.12%
Net investment income (loss)	2.20% I	1.46%	.51%	.74%	2.27% C	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$13,717	$13,469	$27,673	$28,884	$35,545	$37,191
Portfolio turnover rate J	35% I	67%	58%	58%	75%	94%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.62%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Total Emerging Markets Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$15.31	$13.59	$12.84	$11.56	$13.58
Income from Investment Operations
Net investment income (loss) A,B	.18	.32	.24	.22	.40 C	.29
Net realized and unrealized gain (loss)	1.37	(5.21)	1.67	.90	1.16	(1.95)
Total from investment operations	1.55	(4.89)	1.91	1.12	1.56	(1.66)
Distributions from net investment income	(.31)	(.30)	(.19)	(.37)	(.28)	(.17)
Distributions from net realized gain	-	-	-	-	-	(.19)
Total distributions	(.31)	(.30)	(.19)	(.37)	(.28)	(.36)
Net asset value, end of period	$11.36	$10.12	$15.31	$13.59	$12.84	$11.56
Total Return D,E	15.40%	(32.52)%	14.06%	8.79%	13.80%	(12.56)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19% H	1.12%	1.11%	1.16%	1.14%	1.13%
Expenses net of fee waivers, if any	1.19% H	1.11%	1.11%	1.15%	1.14%	1.13%
Expenses net of all reductions	1.19% H	1.11%	1.11%	1.14%	1.14%	1.11%
Net investment income (loss)	3.18% H	2.48%	1.51%	1.73%	3.27% C	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$91,761	$91,615	$259,331	$205,009	$199,708	$190,025
Portfolio turnover rate I	35% H	67%	58%	58%	75%	94%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.62%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.11	$15.29	$13.57	$12.82	$11.55	$13.58
Income from Investment Operations
Net investment income (loss) A,B	.18	.32	.24	.22	.41 C	.29
Net realized and unrealized gain (loss)	1.37	(5.20)	1.67	.90	1.14	(1.95)
Total from investment operations	1.55	(4.88)	1.91	1.12	1.55	(1.66)
Distributions from net investment income	(.32)	(.30)	(.19)	(.37)	(.28)	(.19)
Distributions from net realized gain	-	-	-	-	-	(.19)
Total distributions	(.32)	(.30)	(.19)	(.37)	(.28)	(.37) D
Net asset value, end of period	$11.34	$10.11	$15.29	$13.57	$12.82	$11.55
Total Return E,F	15.40%	(32.50)%	14.10%	8.85%	13.77%	(12.56)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.14% I	1.10%	1.09%	1.11%	1.11%	1.12%
Expenses net of fee waivers, if any	1.14% I	1.10%	1.08%	1.10%	1.10%	1.12%
Expenses net of all reductions	1.14% I	1.10%	1.08%	1.09%	1.10%	1.10%
Net investment income (loss)	3.23% I	2.49%	1.54%	1.78%	3.30% C	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$82,664	$98,727	$209,635	$232,450	$372,286	$341,720
Portfolio turnover rate J	35% I	67%	58%	58%	75%	94%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.65%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$15.26	$13.55	$12.80	$11.55	$12.17
Income from Investment Operations
Net investment income (loss) B,C	.19	.34	.26	.24	.43 D	.01
Net realized and unrealized gain (loss)	1.37	(5.19)	1.66	.90	1.13	(.63)
Total from investment operations	1.56	(4.85)	1.92	1.14	1.56	(.62)
Distributions from net investment income	(.34)	(.32)	(.21)	(.39)	(.31)	-
Total distributions	(.34)	(.32)	(.21)	(.39)	(.31)	-
Net asset value, end of period	$11.31	$10.09	$15.26	$13.55	$12.80	$11.55
Total Return E,F	15.49%	(32.40)%	14.21%	9.03%	13.85%	(5.09)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.02% I	.97%	.96%	.98%	.98%	1.07% I
Expenses net of fee waivers, if any	1.01% I	.97%	.96%	.98%	.97%	1.04% I
Expenses net of all reductions	1.01% I	.97%	.96%	.96%	.97%	1.02% I
Net investment income (loss)	3.36% I	2.62%	1.66%	1.91%	3.43% D	1.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$12,033	$13,909	$68,119	$56,395	$61,175	$1,603
Portfolio turnover rate J	35% I	67%	58%	58%	75%	94% I

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.79%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1.   Organization.
Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Emerging Markets, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$ 4,004,788	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.1 - 8.5/5.9	Increase
		Market approach	Transaction price	$9.50 - $55.00/$20.20	Increase
			Discount rate	20.0% - 50.0%/21.3%	Decrease
		Book value	Book value multiple	1.4	Increase
		Indicative market price	Discount rate	20.0%	Decrease
			Bid price	$11.20	Increase
		Black scholes	Discount rate	4.2%	Increase
			Volatility	95.0%	Increase
			Term	2.0	Increase
Government Obligations	$30,000	Indicative market price	Evaluated bid	$5.00	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations in "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,041,688
Gross unrealized depreciation	(58,578,820)
Net unrealized appreciation (depreciation)	$(18,537,132)
Tax cost	$255,951,253

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(29,016,054)
Long-term	(-)
Total capital loss carryforward	$(29,016,054)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Emerging Markets Fund	42,324,885	83,225,347
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$39,184	$711
Class M	.25%	.25%	17,252	216
Class C	.75%	.25%	71,861	5,952
			$128,297	$6,879

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,515
Class M	1,279
Class C A	937
$18,731
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$33,556.21
Class M	8,865.26
Class C	14,598.20
Total Emerging Markets	103,295.22
Class I	77,592.17
Class Z	2,634.04
	$240,540
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Total Emerging Markets Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Emerging Markets Fund	$337

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total Emerging Markets Fund	557,622	2,239,235	(154,692)
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Total Emerging Markets Fund	$256
8.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Emerging Markets Fund	$332	$-	$-
9.   Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$68
Class M	245
$313

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,808.
10.   Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Total Emerging Markets Fund
Distributions to shareholders
Class A	$ 794,178	$783,324
Class M	155,913	128,984
Class C	234,768	226,893
Total Emerging Markets	2,687,846	5,176,420
Class I	2,776,747	4,027,359
Class Z	395,534	1,425,468
Total	$7,044,986	$11,768,448
11.   Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Total Emerging Markets Fund
Class A
Shares sold	251,590	539,278	$2,829,948	$6,972,605
Reinvestment of distributions	71,386	54,325	792,381	781,197
Shares redeemed	(372,527)	(867,088)	(4,164,888)	(10,923,910)
Net increase (decrease)	(49,551)	(273,485)	$(542,559)	$(3,170,108)
Class M
Shares sold	19,936	68,332	$226,225	$870,856
Reinvestment of distributions	14,022	8,958	155,787	128,908
Shares redeemed	(41,002)	(83,685)	(459,103)	(1,103,957)
Net increase (decrease)	(7,044)	(6,395)	$(77,091)	$(104,193)
Class C
Shares sold	73,366	172,996	$827,554	$2,372,908
Reinvestment of distributions	21,155	15,806	234,608	226,656
Shares redeemed	(227,334)	(675,110)	(2,543,373)	(8,531,245)
Net increase (decrease)	(132,813)	(486,308)	$(1,481,211)	$(5,931,681)
Total Emerging Markets
Shares sold	353,332	20,327,420	$3,989,672	$276,182,533
Reinvestment of distributions	206,717	196,824	2,296,623	2,832,302
Shares redeemed	(1,534,784)	(28,410,344)	(17,145,280)	(367,959,039)
Net increase (decrease)	(974,735)	(7,886,100)	$(10,858,985)	$(88,944,204)
Class I
Shares sold	525,087	1,916,908	$5,893,365	$24,629,924
Reinvestment of distributions	246,056	276,622	2,728,758	3,975,058
Shares redeemed	(3,247,433)	(6,138,529)	(36,154,246)	(76,056,229)
Net increase (decrease)	(2,476,290)	(3,944,999)	$(27,532,123)	$(47,451,247)
Class Z
Shares sold	251,223	486,703	$2,818,191	$6,448,746
Reinvestment of distributions	25,674	72,407	283,693	1,036,865
Shares redeemed	(591,461)	(3,644,178)	(6,510,240)	(44,306,364)
Net increase (decrease)	(314,564)	(3,085,068)	$(3,408,356)	$(36,820,753)
12.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Emerging Markets Discovery Fund
Class A	1.43%
Actual		$ 1,000	$ 1,170.50	$ 7.70
Hypothetical- B		$ 1,000	$ 1,017.70	$ 7.15
Class M	1.69%
Actual		$ 1,000	$ 1,169.00	$ 9.09
Hypothetical- B		$ 1,000	$ 1,016.41	$ 8.45
Class C	2.20%
Actual		$ 1,000	$ 1,167.00	$ 11.82
Hypothetical- B		$ 1,000	$ 1,013.88	$ 10.99
Fidelity® Emerging Markets Discovery Fund	1.15%
Actual		$ 1,000	$ 1,172.70	$ 6.20
Hypothetical- B		$ 1,000	$ 1,019.09	$ 5.76
Class I	1.11%
Actual		$ 1,000	$ 1,173.20	$ 5.98
Hypothetical- B		$ 1,000	$ 1,019.29	$ 5.56
Class Z	.99%
Actual		$ 1,000	$ 1,173.50	$ 5.34
Hypothetical- B		$ 1,000	$ 1,019.89	$ 4.96
Fidelity® Total Emerging Markets Fund
Class A	1.44%
Actual		$ 1,000	$ 1,152.10	$ 7.68
Hypothetical- B		$ 1,000	$ 1,017.65	$ 7.20
Class M	1.73%
Actual		$ 1,000	$ 1,151.00	$ 9.23
Hypothetical- B		$ 1,000	$ 1,016.22	$ 8.65
Class C	2.18%
Actual		$ 1,000	$ 1,147.30	$ 11.61
Hypothetical- B		$ 1,000	$ 1,013.98	$ 10.89
Fidelity® Total Emerging Markets Fund	1.19%
Actual		$ 1,000	$ 1,154.00	$ 6.36
Hypothetical- B		$ 1,000	$ 1,018.89	$ 5.96
Class I	1.14%
Actual		$ 1,000	$ 1,154.00	$ 6.09
Hypothetical- B		$ 1,000	$ 1,019.14	$ 5.71
Class Z	1.01%
Actual		$ 1,000	$ 1,154.90	$ 5.40
Hypothetical- B		$ 1,000	$ 1,019.79	$ 5.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.931240.111
EMD-TEK-SANN-0623
Fidelity® International Discovery Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.7
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.9
Nestle SA (Reg. S) (United States of America, Food Products)	2.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.3
HDFC Bank Ltd. (India, Diversified Banks)	2.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Housing Development Finance Corp. Ltd. (India, Financial Services)	1.8
AIA Group Ltd. (Hong Kong, Insurance)	1.6
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.6
22.4

Market Sectors (% of Fund's net assets)

Financials	22.7
Consumer Discretionary	15.9
Information Technology	14.8
Industrials	13.0
Health Care	12.6
Consumer Staples	6.5
Materials	5.5
Communication Services	2.7
Energy	1.5
Real Estate	1.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($) (000s)
Australia - 3.5%
Bapcor Ltd.	5,590,328	24,394
EBOS Group Ltd. (a)	1,677,890	46,046
Flight Centre Travel Group Ltd. (a)(b)	3,510,019	46,093
Flutter Entertainment PLC (b)	425,294	85,064
Iperionx Ltd. (b)(c)	14,731,250	10,777
National Storage REIT unit	41,776,821	69,583
TOTAL AUSTRALIA		281,957
Bailiwick of Jersey - 0.4%
JTC PLC (d)	3,229,330	32,184
Belgium - 2.0%
Azelis Group NV	350,540	8,305
KBC Group NV	1,010,462	72,128
UCB SA	825,579	76,797
TOTAL BELGIUM		157,230
Brazil - 0.6%
MercadoLibre, Inc. (b)	37,053	47,335
Canada - 2.6%
Canadian Natural Resources Ltd.	1,443,046	87,934
Constellation Software, Inc.	51,371	100,547
Definity Financial Corp.	508,266	13,787
Lumine Group, Inc.	159,372	2,147
TOTAL CANADA		204,415
China - 3.3%
Alibaba Group Holding Ltd. (b)	5,233,298	55,335
Chervon Holdings Ltd.	6,041,691	30,745
Glodon Co. Ltd. (A Shares)	4,408,300	37,045
Li Ning Co. Ltd.	3,823,243	27,342
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	758,200	34,278
Tencent Holdings Ltd.	1,596,759	70,922
WuXi AppTec Co. Ltd. (H Shares) (d)	941,367	8,279
TOTAL CHINA		263,946
Denmark - 2.8%
DSV A/S	395,602	74,301
Novo Nordisk A/S Series B	919,002	152,880
TOTAL DENMARK		227,181
Finland - 0.4%
Neste OYJ	591,398	28,634
France - 13.8%
Air Liquide SA	662,949	119,258
Airbus Group NV	490,670	68,711
AXA SA	3,631,649	118,538
BNP Paribas SA	1,386,105	89,561
Capgemini SA	468,234	85,080
Edenred SA	1,368,748	88,865
EssilorLuxottica SA	309,188	61,121
Exclusive Networks SA	1,446,556	31,242
L'Oreal SA	174,900	83,401
LVMH Moet Hennessy Louis Vuitton SE	304,997	293,368
Pernod Ricard SA	277,254	63,973
TOTAL FRANCE		1,103,118
Germany - 5.8%
Deutsche Borse AG	437,556	83,446
Deutsche Post AG	1,561,846	75,124
Merck KGaA	360,150	64,508
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	174,858	65,606
Nexus AG	562,762	32,246
Rheinmetall AG	136,470	39,925
Siemens AG	463,052	76,326
Siemens Healthineers AG (d)	476,526	29,625
TOTAL GERMANY		466,806
Hong Kong - 2.2%
AIA Group Ltd.	11,971,620	130,336
Prudential PLC	2,958,179	45,263
TOTAL HONG KONG		175,599
Hungary - 0.3%
Richter Gedeon PLC	853,117	20,588
India - 5.7%
Avenue Supermarts Ltd. (b)(d)	505,358	21,789
Campus Activewear Ltd.	1,710,700	7,479
HDFC Bank Ltd.	3,036,182	62,840
HDFC Bank Ltd. sponsored ADR	1,449,759	101,193
Housing Development Finance Corp. Ltd.	4,219,315	143,912
ITC Ltd.	4,656,000	24,306
Larsen & Toubro Ltd.	579,300	16,813
One97 Communications Ltd. (b)	4,023,500	32,297
Pine Labs Private Ltd. (b)(e)(f)	8,672	4,774
PVR Ltd. (b)	649,600	11,668
Sona Blw Precision Forgings Ltd. (d)	2,874,000	16,942
Star Health & Allied Insurance Co. Ltd. (b)	992,200	7,197
Sunteck Realty Ltd.	1,959,352	7,280
TOTAL INDIA		458,490
Ireland - 1.8%
Cairn Homes PLC	28,053,237	31,942
CRH PLC	1,126,714	54,368
Dalata Hotel Group PLC (b)(c)	11,207,181	56,251
TOTAL IRELAND		142,561
Israel - 0.4%
NICE Ltd. sponsored ADR (b)	151,041	30,814
Italy - 2.2%
BFF Bank SpA (d)	3,164,808	30,409
Ferrari NV	152,276	42,430
FinecoBank SpA	1,630,520	24,668
UniCredit SpA	4,039,361	80,042
TOTAL ITALY		177,549
Japan - 17.0%
Advantest Corp.	262,422	20,451
Capcom Co. Ltd.	1,229,448	46,200
Daiichi Sankyo Kabushiki Kaisha	1,717,961	58,951
Fast Retailing Co. Ltd.	229,386	54,319
FUJIFILM Holdings Corp.	694,698	36,208
Hitachi Ltd.	2,308,878	127,715
Hoya Corp.	1,037,602	108,798
Itochu Corp.	2,623,666	87,040
Keyence Corp.	125,420	56,559
Misumi Group, Inc.	940,600	23,729
Mitsubishi UFJ Financial Group, Inc.	9,129,681	57,148
NOF Corp.	448,598	20,497
Olympus Corp.	2,437,592	42,674
ORIX Corp.	3,773,497	64,197
Outsourcing, Inc.	1,385,556	14,114
Persol Holdings Co. Ltd.	2,328,665	48,016
Renesas Electronics Corp. (b)	6,015,215	78,393
Shin-Etsu Chemical Co. Ltd.	3,261,039	93,056
SMC Corp.	85,217	42,502
Sony Group Corp.	1,215,789	109,997
Sumitomo Mitsui Financial Group, Inc.	1,233,008	50,398
TechnoPro Holdings, Inc.	806,143	21,995
TIS, Inc.	1,360,981	37,372
Tokio Marine Holdings, Inc.	1,764,345	35,476
ZOZO, Inc.	1,359,235	28,604
TOTAL JAPAN		1,364,409
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	1,642,790	80,864
Netherlands - 5.3%
Adyen BV (b)(d)	34,062	54,733
ASML Holding NV (Netherlands)	291,093	183,953
BE Semiconductor Industries NV (a)	822,899	73,755
IMCD NV	225,890	33,901
ING Groep NV (Certificaten Van Aandelen)	3,901,604	48,151
Topicus.Com, Inc. (b)	101,865	6,785
Universal Music Group NV	953,977	20,824
TOTAL NETHERLANDS		422,102
Norway - 0.0%
Volue A/S (b)	406,227	686
Russia - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (b)(f)	619,390	229
Singapore - 1.2%
Sea Ltd. ADR (b)	568,995	43,340
United Overseas Bank Ltd.	2,487,000	52,819
TOTAL SINGAPORE		96,159
South Africa - 0.7%
Anglo American PLC (United Kingdom)	1,763,100	54,328
Spain - 1.2%
CaixaBank SA (a)	18,054,417	66,830
Cie Automotive SA	1,054,206	31,736
TOTAL SPAIN		98,566
Sweden - 3.0%
ASSA ABLOY AB (B Shares)	1,385,096	32,942
HEXPOL AB (B Shares)	1,967,147	23,153
Indutrade AB	1,745,333	41,816
Kry International AB (b)(e)(f)	4,183	327
Lagercrantz Group AB (B Shares)	2,948,190	37,891
Nibe Industrier AB (B Shares)	2,384,463	26,623
Nordnet AB (a)	1,807,069	28,335
Svenska Handelsbanken AB (A Shares) (a)	5,294,204	46,800
TOTAL SWEDEN		237,887
Switzerland - 1.3%
Compagnie Financiere Richemont SA Series A	472,055	78,031
Partners Group Holding AG	31,084	30,018
TOTAL SWITZERLAND		108,049
Taiwan - 2.1%
MediaTek, Inc.	1,035,000	22,489
Taiwan Semiconductor Manufacturing Co. Ltd.	8,805,000	144,086
TOTAL TAIWAN		166,575
United Kingdom - 10.0%
AstraZeneca PLC (United Kingdom)	1,562,031	229,873
BAE Systems PLC	6,136,629	78,181
Beazley PLC	3,928,705	29,402
Big Yellow Group PLC	2,005,789	30,854
Bunzl PLC	2,211,479	87,936
Compass Group PLC	4,854,908	128,077
Diageo PLC	2,443,252	111,452
Dr. Martens Ltd.	4,237,960	8,847
Endava PLC ADR (b)	231,725	13,340
JD Sports Fashion PLC	15,283,688	30,934
Smart Metering Systems PLC	2,861,457	28,517
Starling Bank Ltd. Series D (b)(e)(f)	6,223,100	23,619
Zegona Communications PLC (b)(c)	323,480	209
TOTAL UNITED KINGDOM		801,241
United States of America - 5.1%
Globant SA (b)	101,042	15,850
ICON PLC (b)	108,075	20,825
Linde PLC	152,392	56,301
Nestle SA (Reg. S)	1,670,294	214,281
NVIDIA Corp.	184,706	51,254
RHI Magnesita NV	396,115	11,251
Samsonite International SA (b)(d)	12,781,156	40,501
TOTAL UNITED STATES OF AMERICA		410,263
TOTAL COMMON STOCKS (Cost $6,059,811)		7,659,765

Preferred Stocks - 0.9%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.5%
China - 0.4%
ByteDance Ltd. Series E1 (b)(e)(f)	131,235	26,116
dMed Biopharmaceutical Co. Ltd. Series C (b)(e)(f)	727,754	6,455
		32,571
Estonia - 0.1%
Bolt Technology OU Series E (b)(e)(f)	87,239	11,370
TOTAL CONVERTIBLE PREFERRED STOCKS		43,941
Nonconvertible Preferred Stocks - 0.4%
India - 0.4%
Pine Labs Private Ltd.:
Series 1 (b)(e)(f)	20,726	11,411
Series A (b)(e)(f)	5,179	2,851
Series B (b)(e)(f)	5,635	3,102
Series B2 (b)(e)(f)	4,558	2,509
Series C (b)(e)(f)	8,478	4,668
Series C1 (b)(e)(f)	1,786	983
Series D (b)(e)(f)	1,910	1,052
		26,576
Sweden - 0.0%
Kry International AB Series E (b)(e)(f)	24,162	1,889
TOTAL NONCONVERTIBLE PREFERRED STOCKS		28,465
TOTAL PREFERRED STOCKS (Cost $76,424)		72,406

Money Market Funds - 4.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (g)	216,395,740	216,439
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	109,839,113	109,850
TOTAL MONEY MARKET FUNDS (Cost $326,289)		326,289

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $6,462,524)	8,058,460
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(53,554)
NET ASSETS - 100.0%	8,004,906

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $234,462,000 or 2.9% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $101,126,000 or 1.3% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	22,664

ByteDance Ltd. Series E1	11/18/20	14,380

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,336

Kry International AB	5/14/21	1,817

Kry International AB Series E	5/14/21	11,046

Pine Labs Private Ltd.	6/30/21	3,233

Pine Labs Private Ltd. Series 1	6/30/21	7,728

Pine Labs Private Ltd. Series A	6/30/21	1,931

Pine Labs Private Ltd. Series B	6/30/21	2,101

Pine Labs Private Ltd. Series B2	6/30/21	1,699

Pine Labs Private Ltd. Series C	6/30/21	3,161

Pine Labs Private Ltd. Series C1	6/30/21	666

Pine Labs Private Ltd. Series D	6/30/21	712

Starling Bank Ltd. Series D	6/18/21	11,126

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	376,692	1,097,018	1,257,271	4,205	-	-	216,439	0.5%
Fidelity Securities Lending Cash Central Fund 4.88%	29,429	496,969	416,548	467	-	-	109,850	0.3%
Total	406,121	1,593,987	1,673,819	4,672	-	-	326,289

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Dalata Hotel Group PLC	36,423	-	680	-	223	20,285	56,251
Iperionx Ltd.	6,780	-	113	-	6	4,104	10,777
Zegona Communications PLC	282	-	4	-	(2)	(67)	209
Total	43,485	-	797	-	227	24,322	67,237

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	219,279	64,373	128,790	26,116
Consumer Discretionary	1,275,766	334,539	941,227	-
Consumer Staples	519,431	147,374	371,828	229
Energy	116,568	116,568	-	-
Financials	1,810,198	564,746	1,221,833	23,619
Health Care	993,944	305,710	681,779	6,455
Industrials	1,054,532	374,266	680,266	-
Information Technology	1,191,747	633,344	513,467	44,936
Materials	442,989	90,705	352,284	-
Real Estate	107,717	30,854	76,863	-

Money Market Funds	326,289	326,289	-	-
Total Investments in Securities:	8,058,460	2,988,768	4,968,337	101,355

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$91,683
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	9,672
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$101,355
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2023	$9,672

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $103,448) - See accompanying schedule:
Unaffiliated issuers (cost $6,070,696)	$7,664,934
Fidelity Central Funds (cost $326,289)	326,289
Other affiliated issuers (cost $65,539)	67,237

Total Investment in Securities (cost $6,462,524)		$8,058,460
Foreign currency held at value (cost $2,737)		2,736
Receivable for investments sold		5,954
Receivable for fund shares sold		2,980
Dividends receivable		23,067
Reclaims receivable		31,394
Distributions receivable from Fidelity Central Funds		828
Prepaid expenses		3
Other receivables		3,448
Total assets		8,128,870
Liabilities
Payable for investments purchased	$1,519
Payable for fund shares redeemed	2,132
Accrued management fee	2,760
Distribution and service plan fees payable	42
Other affiliated payables	812
Deferred taxes	6,212
Other payables and accrued expenses	637
Collateral on securities loaned	109,850
Total Liabilities		123,964
Net Assets		$8,004,906
Net Assets consist of:
Paid in capital		$6,800,517
Total accumulated earnings (loss)		1,204,389
Net Assets		$8,004,906

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($145,495 ÷ 3,399 shares) (a)(b)		$42.80
Maximum offering price per share (100/94.25 of $42.80)		$45.41
Class M :
Net Asset Value and redemption price per share ($17,792 ÷ 420 shares) (a)(b)		$42.41
Maximum offering price per share (100/96.50 of $42.41)		$43.95
Class C :
Net Asset Value and offering price per share ($5,697 ÷ 136 shares) (a)(b)		$41.81
International Discovery :
Net Asset Value , offering price and redemption price per share ($3,797,500 ÷ 87,998 shares)		$43.15
Class K :
Net Asset Value , offering price and redemption price per share ($556,022 ÷ 12,930 shares)		$43.00
Class I :
Net Asset Value , offering price and redemption price per share ($548,223 ÷ 12,752 shares)		$42.99
Class Z :
Net Asset Value , offering price and redemption price per share ($2,934,177 ÷ 68,325 shares)		$42.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$90,138
Income from Fidelity Central Funds (including $467 from security lending)		4,672
Income before foreign taxes withheld		$94,810
Less foreign taxes withheld		(11,128)
Total Income		83,682
Expenses
Management fee
Basic fee	$25,591
Performance adjustment	(4,410)
Transfer agent fees	4,061
Distribution and service plan fees	249
Accounting fees	807
Custodian fees and expenses	342
Independent trustees' fees and expenses	26
Registration fees	123
Audit	154
Legal	6
Miscellaneous	18
Total expenses before reductions	26,967
Expense reductions	(181)
Total expenses after reductions		26,786
Net Investment income (loss)		56,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,454
Redemptions in-kind	23,400
Affiliated issuers	227
Foreign currency transactions	1,533
Total net realized gain (loss)		27,614
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $1,016)	1,101,123
Affiliated issuers	24,322
Assets and liabilities in foreign currencies	3,165
Total change in net unrealized appreciation (depreciation)		1,128,610
Net gain (loss)		1,156,224
Net increase (decrease) in net assets resulting from operations		$1,213,120
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,896	$150,460
Net realized gain (loss)	27,614	(304,705)
Change in net unrealized appreciation (depreciation)	1,128,610	(3,205,165)
Net increase (decrease) in net assets resulting from operations	1,213,120	(3,359,410)
Distributions to shareholders	(30,708)	(1,127,528)
Share transactions - net increase (decrease)	(547,796)	588,890
Total increase (decrease) in net assets	634,616	(3,898,048)

Net Assets
Beginning of period	7,370,290	11,268,338
End of period	$8,004,906	$7,370,290

Financial Highlights
Fidelity Advisor® International Discovery Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.68	$58.79	$45.84	$43.31	$39.99	$46.66
Income from Investment Operations
Net investment income (loss) A,B	.22	.56 C	.18	.16	.63 D	.37
Net realized and unrealized gain (loss)	5.90	(16.91)	14.60	3.27	3.93	(4.87)
Total from investment operations	6.12	(16.35)	14.78	3.43	4.56	(4.50)
Distributions from net investment income	-	(1.38)	(.12)	(.62)	(.33)	(.34)
Distributions from net realized gain	-	(4.38)	(1.71)	(.28)	(.91)	(1.83)
Total distributions	-	(5.76)	(1.83)	(.90)	(1.24)	(2.17)
Net asset value, end of period	$42.80	$36.68	$58.79	$45.84	$43.31	$39.99
Total Return E,F,G	16.68%	(30.57)%	32.86%	8.02%	11.90%	(10.11)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.06% J	1.31%	1.32%	1.36%	1.12%	1.22%
Expenses net of fee waivers, if any	1.06% J	1.30%	1.32%	1.36%	1.12%	1.22%
Expenses net of all reductions	1.06% J	1.30%	1.32%	1.36%	1.11%	1.21%
Net investment income (loss)	1.07% J	1.27% C	.32%	.38%	1.57% D	.83%
Supplemental Data
Net assets, end of period (in millions)	$145	$131	$206	$173	$185	$191
Portfolio turnover rate K	60% J,L	43% L	41% L	34% L	70% L	45% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .92%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Discovery Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.38	$58.35	$45.53	$43.01	$39.71	$46.35
Income from Investment Operations
Net investment income (loss) A,B	.17	.45 C	.04	.06	.53 D	.27
Net realized and unrealized gain (loss)	5.86	(16.81)	14.51	3.24	3.91	(4.84)
Total from investment operations	6.03	(16.36)	14.55	3.30	4.44	(4.57)
Distributions from net investment income	-	(1.23)	(.02)	(.51)	(.22)	(.24)
Distributions from net realized gain	-	(4.38)	(1.71)	(.28)	(.91)	(1.83)
Total distributions	-	(5.61)	(1.73)	(.78) E	(1.14) E	(2.07)
Net asset value, end of period	$42.41	$36.38	$58.35	$45.53	$43.01	$39.71
Total Return F,G,H	16.58%	(30.76)%	32.53%	7.77%	11.62%	(10.31)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.31% K	1.55%	1.57%	1.61%	1.37%	1.46%
Expenses net of fee waivers, if any	1.30% K	1.55%	1.57%	1.61%	1.37%	1.46%
Expenses net of all reductions	1.30% K	1.55%	1.57%	1.60%	1.35%	1.45%
Net investment income (loss)	.83% K	1.02% C	.07%	.13%	1.32% D	.59%
Supplemental Data
Net assets, end of period (in millions)	$18	$16	$25	$21	$24	$28
Portfolio turnover rate L	60% K,M	43% M	41% M	34% M	70% M	45% M

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .67%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .80%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Discovery Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$35.96	$57.59	$45.18	$42.60	$39.32	$45.94
Income from Investment Operations
Net investment income (loss) A,B	.06	.21 C	(.27)	(.18)	.31 D	.02
Net realized and unrealized gain (loss)	5.79	(16.66)	14.38	3.22	3.88	(4.79)
Total from investment operations	5.85	(16.45)	14.11	3.04	4.19	(4.77)
Distributions from net investment income	-	(.80)	-	(.19)	-	(.02)
Distributions from net realized gain	-	(4.38)	(1.70)	(.28)	(.91)	(1.83)
Total distributions	-	(5.18)	(1.70)	(.46) E	(.91)	(1.85)
Net asset value, end of period	$41.81	$35.96	$57.59	$45.18	$42.60	$39.32
Total Return F,G,H	16.27%	(31.14)%	31.79%	7.19%	11.02%	(10.80)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.84% K	2.10%	2.14%	2.16%	1.91%	2.00%
Expenses net of fee waivers, if any	1.83% K	2.10%	2.13%	2.15%	1.91%	2.00%
Expenses net of all reductions	1.83% K	2.10%	2.13%	2.15%	1.90%	1.99%
Net investment income (loss)	.30% K	.48% C	(.50)%	(.41)%	.78% D	.05%
Supplemental Data
Net assets, end of period (in millions)	$6	$5	$10	$11	$12	$22
Portfolio turnover rate L	60% K,M	43% M	41% M	34% M	70% M	45% M

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .26%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® International Discovery Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$37.04	$59.31	$46.20	$43.65	$40.32	$47.04
Income from Investment Operations
Net investment income (loss) A,B	.29	.72 C	.36	.32	.78 D	.53
Net realized and unrealized gain (loss)	5.96	(17.07)	14.71	3.29	3.95	(4.92)
Total from investment operations	6.25	(16.35)	15.07	3.61	4.73	(4.39)
Distributions from net investment income	(.14)	(1.54)	(.25)	(.78)	(.49)	(.50)
Distributions from net realized gain	-	(4.38)	(1.71)	(.28)	(.91)	(1.83)
Total distributions	(.14)	(5.92)	(1.96)	(1.06)	(1.40)	(2.33)
Net asset value, end of period	$43.15	$37.04	$59.31	$46.20	$43.65	$40.32
Total Return E,F	16.90%	(30.36)%	33.29%	8.39%	12.31%	(9.81)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.98%	.99%	1.02%	.78%	.88%
Expenses net of fee waivers, if any	.72% I	.97%	.99%	1.02%	.78%	.88%
Expenses net of all reductions	.72% I	.97%	.99%	1.01%	.76%	.87%
Net investment income (loss)	1.41% I	1.60% C	.65%	.72%	1.92% D	1.17%
Supplemental Data
Net assets, end of period (in millions)	$3,797	$3,386	$5,117	$6,784	$6,726	$6,515
Portfolio turnover rate J	60% I,K	43% K	41% K	34% K	70% K	45% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.40%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® International Discovery Fund Class K

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.93	$59.18	$46.10	$43.55	$40.25	$46.96
Income from Investment Operations
Net investment income (loss) A,B	.31	.78 C	.41	.36	.82 D	.58
Net realized and unrealized gain (loss)	5.94	(17.02)	14.67	3.29	3.93	(4.90)
Total from investment operations	6.25	(16.24)	15.08	3.65	4.75	(4.32)
Distributions from net investment income	(.18)	(1.62)	(.29)	(.82)	(.54)	(.55)
Distributions from net realized gain	-	(4.38)	(1.71)	(.28)	(.91)	(1.83)
Total distributions	(.18)	(6.01) E	(2.00)	(1.10)	(1.45)	(2.39) E
Net asset value, end of period	$43.00	$36.93	$59.18	$46.10	$43.55	$40.25
Total Return F,G	16.97%	(30.28)%	33.40%	8.52%	12.41%	(9.70)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.62% J	.87%	.90%	.91%	.66%	.77%
Expenses net of fee waivers, if any	.61% J	.87%	.90%	.91%	.66%	.77%
Expenses net of all reductions	.61% J	.87%	.90%	.91%	.65%	.76%
Net investment income (loss)	1.51% J	1.71% C	.74%	.83%	2.03% D	1.29%
Supplemental Data
Net assets, end of period (in millions)	$556	$603	$1,371	$1,401	$1,566	$2,064
Portfolio turnover rate K	60% J,L	43% L	41% L	34% L	70% L	45% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.35%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.51%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Discovery Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.90	$59.15	$46.08	$43.53	$40.22	$46.92
Income from Investment Operations
Net investment income (loss) A,B	.29	.69 C	.35	.31	.77 D	.52
Net realized and unrealized gain (loss)	5.94	(16.99)	14.67	3.28	3.93	(4.90)
Total from investment operations	6.23	(16.30)	15.02	3.59	4.70	(4.38)
Distributions from net investment income	(.14)	(1.57)	(.24)	(.76)	(.48)	(.49)
Distributions from net realized gain	-	(4.38)	(1.71)	(.28)	(.91)	(1.83)
Total distributions	(.14)	(5.95)	(1.95)	(1.04)	(1.39)	(2.32)
Net asset value, end of period	$42.99	$36.90	$59.15	$46.08	$43.53	$40.22
Total Return E,F	16.91%	(30.37)%	33.26%	8.37%	12.26%	(9.81)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.73% I	.99%	1.02%	1.04%	.80%	.91%
Expenses net of fee waivers, if any	.73% I	.99%	1.02%	1.04%	.80%	.91%
Expenses net of all reductions	.73% I	.99%	1.02%	1.03%	.79%	.90%
Net investment income (loss)	1.40% I	1.59% C	.62%	.70%	1.89% D	1.15%
Supplemental Data
Net assets, end of period (in millions)	$548	$509	$566	$388	$463	$579
Portfolio turnover rate J	60% I,K	43% K	41% K	34% K	70% K	45% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.37%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® International Discovery Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$36.88	$59.14	$46.07	$43.52	$40.22	$46.92
Income from Investment Operations
Net investment income (loss) A,B	.31	.76 C	.43	.36	.82 D	.58
Net realized and unrealized gain (loss)	5.94	(16.99)	14.64	3.29	3.94	(4.89)
Total from investment operations	6.25	(16.23)	15.07	3.65	4.76	(4.31)
Distributions from net investment income	(.19)	(1.65)	(.29)	(.82)	(.54)	(.56)
Distributions from net realized gain	-	(4.38)	(1.71)	(.28)	(.91)	(1.83)
Total distributions	(.19)	(6.03)	(2.00)	(1.10)	(1.46) E	(2.39)
Net asset value, end of period	$42.94	$36.88	$59.14	$46.07	$43.52	$40.22
Total Return F,G	16.97%	(30.29)%	33.40%	8.53%	12.42%	(9.68)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.62% J	.87%	.90%	.91%	.66%	.77%
Expenses net of fee waivers, if any	.61% J	.87%	.90%	.91%	.66%	.77%
Expenses net of all reductions	.61% J	.87%	.90%	.91%	.65%	.76%
Net investment income (loss)	1.51% J	1.71% C	.74%	.83%	2.03% D	1.29%
Supplemental Data
Net assets, end of period (in millions)	$2,934	$2,720	$3,972	$54	$82	$118
Portfolio turnover rate K	60% J,L	43% L	41% L	34% L	70% L	45% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.35%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.51%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$101,355	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.0 - 20.0 / 10.4	Increase
			Enterprise value/Net income multiple (EV/NI)	15.0	Increase
		Market approach	Discount rate	50.0%	Decrease

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity International Discovery Fund	$375

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, deferred Trustee compensation, capital loss carryforwards, and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,850,202
Gross unrealized depreciation	(322,761)
Net unrealized appreciation (depreciation)	$1,527,441
Tax cost	$6,531,019

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(389,025)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery Fund	2,279,971	2,581,445

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity International Discovery Fund	2,234	23,400	93,437	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity International Discovery Fund	5,635	85,105	263,151	International Discovery and Class K

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$177	$3
Class M	.25%	.25%	43	1
Class C	.75%	.25%	29	2
			$249	$6

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9
Class M	- A
Class C B	1
$10

A   In the amount of less than five hundred dollars.
B   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$169.24
Class M	20.23
Class C	7.26
International Discovery	2,711.15
Class K	130.04
Class I	423.16
Class Z	601.04
	$4,061

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Discovery Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Discovery Fund	$3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Discovery Fund	66,518	46,313	(7,361)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Discovery Fund	$8

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Discovery Fund	$52	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by an amount of less than five hundred dollars. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$- A

A   In the amount of less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $181.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity International Discovery Fund
Distributions to shareholders
Class A	$-	$20,037
Class M	-	2,384
Class C	-	909
International Discovery	12,630	509,968
Class K	2,923	134,333
Class I	1,852	53,775
Class Z	13,303	406,122
Total	$30,708	$1,127,528

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity International Discovery Fund
Class A
Shares sold	97	268	$3,943	$11,889
Reinvestment of distributions	-	387	-	19,790
Shares redeemed	(262)	(597)	(10,658)	(26,398)
Net increase (decrease)	(165)	58	$(6,715)	$5,281
Class M
Shares sold	10	22	$404	$962
Reinvestment of distributions	-	47	-	2,368
Shares redeemed	(33)	(58)	(1,314)	(2,608)
Net increase (decrease)	(23)	11	$(910)	$722
Class C
Shares sold	8	12	$332	$599
Reinvestment of distributions	-	18	-	888
Shares redeemed	(23)	(57)	(917)	(2,536)
Net increase (decrease)	(15)	(27)	$(585)	$(1,049)
International Discovery
Shares sold	2,653	7,204	$109,350	$327,014
Reinvestment of distributions	286	9,116	11,602	469,882
Shares redeemed	(6,341)	(11,205)	(260,019)	(499,877)
Net increase (decrease)	(3,402)	5,115	$(139,067)	$297,019
Class K
Shares sold	776	2,511	$31,813	$114,979
Reinvestment of distributions	72	2,616	2,923	134,333
Shares redeemed	(4,233)	(11,983)	(174,333)	(555,470)
Net increase (decrease)	(3,385)	(6,856)	$(139,597)	$(306,158)
Class I
Shares sold	1,167	34,479	$47,270	$1,453,949
Reinvestment of distributions	9	298	373	15,297
Shares redeemed	(2,227)	(30,537)	(90,433)	(1,266,702)
Net increase (decrease)	(1,051)	4,240	$(42,790)	$202,544
Class Z
Shares sold	378	3,672	$15,628	$187,806
Reinvestment of distributions	329	7,866	13,272	403,304
Shares redeemed	(6,136)	(4,955)	(247,032)	(200,579)
Net increase (decrease)	(5,429)	6,583	$(218,132)	$390,531

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity International Discovery Fund	26%	10%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Discovery Fund	39%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® International Discovery Fund
Class A	1.06%
Actual		$ 1,000	$ 1,166.80	$ 5.69
Hypothetical- B		$ 1,000	$ 1,019.54	$ 5.31
Class M	1.30%
Actual		$ 1,000	$ 1,165.80	$ 6.98
Hypothetical- B		$ 1,000	$ 1,018.35	$ 6.51
Class C	1.83%
Actual		$ 1,000	$ 1,162.70	$ 9.81
Hypothetical- B		$ 1,000	$ 1,015.72	$ 9.15
Fidelity® International Discovery Fund	.72%
Actual		$ 1,000	$ 1,169.00	$ 3.87
Hypothetical- B		$ 1,000	$ 1,021.22	$ 3.61
Class K	.61%
Actual		$ 1,000	$ 1,169.70	$ 3.28
Hypothetical- B		$ 1,000	$ 1,021.77	$ 3.06
Class I	.73%
Actual		$ 1,000	$ 1,169.10	$ 3.93
Hypothetical- B		$ 1,000	$ 1,021.17	$ 3.66
Class Z	.61%
Actual		$ 1,000	$ 1,169.70	$ 3.28
Hypothetical- B		$ 1,000	$ 1,021.77	$ 3.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.807261.118
IGI-SANN-0623
Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund
Fidelity® International Capital Appreciation Fund
Fidelity® Overseas Fund
Fidelity® Worldwide Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity® Diversified International Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® International Capital Appreciation Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Overseas Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Worldwide Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Diversified International Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.1
ASML Holding NV (depository receipt) (Netherlands, Semiconductors & Semiconductor Equipment)	2.7
Nestle SA (Reg. S) (United States of America, Food Products)	2.4
AIA Group Ltd. (Hong Kong, Insurance)	2.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.7
Linde PLC (United States of America, Chemicals)	1.6
RELX PLC (Euronext N.V.) (United Kingdom, Professional Services)	1.6
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.5
Hitachi Ltd. (Japan, Industrial Conglomerates)	1.4
20.1

Market Sectors (% of Fund's net assets)

Financials	22.6
Industrials	20.1
Information Technology	13.0
Health Care	11.4
Consumer Discretionary	10.1
Consumer Staples	6.6
Materials	6.4
Energy	3.9
Communication Services	0.7
Real Estate	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Diversified International Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.0%
	Shares	Value ($)
Australia - 1.6%
Aristocrat Leisure Ltd.	930,555	23,538,829
Flutter Entertainment PLC (a)	207,974	41,597,246
Glencore PLC	14,357,690	84,748,179
TOTAL AUSTRALIA		149,884,254
Belgium - 0.9%
KBC Group NV	1,214,696	86,706,315
Canada - 6.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,176,862	58,736,693
Cameco Corp.	821,640	22,590,021
Canadian Natural Resources Ltd.	2,105,494	128,301,719
Canadian Pacific Kansas City Ltd. (b)	658,930	51,950,041
Constellation Software, Inc.	51,531	100,860,565
Franco-Nevada Corp.	382,011	57,964,957
GFL Environmental, Inc. (b)	1,856,392	67,387,030
Imperial Oil Ltd.	805,021	41,033,878
Lumine Group, Inc.	155,431	2,093,675
Thomson Reuters Corp.	337,124	44,331,116
Tourmaline Oil Corp.	823,392	36,992,930
TOTAL CANADA		612,242,625
China - 1.9%
Anta Sports Products Ltd.	2,678,400	33,282,408
Chervon Holdings Ltd.	3,061,999	15,582,124
Haier Smart Home Co. Ltd. (A Shares)	1,259,374	4,330,221
Kweichow Moutai Co. Ltd. (A Shares)	103,955	26,524,588
Li Ning Co. Ltd.	4,098,259	29,309,184
NXP Semiconductors NV	403,455	66,061,722
Shenzhen Inovance Technology Co. Ltd. (A Shares)	453,800	4,064,646
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	98,000	4,430,553
Sunny Optical Technology Group Co. Ltd.	343,676	3,631,731
TOTAL CHINA		187,217,177
Denmark - 3.6%
Carlsberg A/S Series B	223,800	36,971,912
DSV A/S	620,145	116,474,865
Novo Nordisk A/S Series B	1,164,171	193,665,084
TOTAL DENMARK		347,111,861
France - 10.7%
Air Liquide SA	216,146	38,882,554
Airbus Group NV (b)	735,629	103,013,531
AXA SA	2,045,201	66,755,710
BNP Paribas SA	1,819,469	117,562,059
Capgemini SA	516,295	93,812,510
Edenred SA	367,789	23,878,314
EssilorLuxottica SA	502,968	99,427,147
Legrand SA	528,360	49,894,530
LVMH Moet Hennessy Louis Vuitton SE	310,621	298,780,541
Pernod Ricard SA	541,858	125,027,155
Sartorius Stedim Biotech	53,552	14,309,670
Teleperformance	39,679	7,904,990
TOTAL FRANCE		1,039,248,711
Germany - 5.9%
Allianz SE	539,228	135,403,847
Bayer AG	405,647	26,771,189
Deutsche Borse AG	444,026	84,679,598
Deutsche Post AG	1,865,086	89,709,886
Hannover Reuck SE	272,987	58,235,727
Infineon Technologies AG	244,701	8,911,221
Merck KGaA	431,050	77,207,023
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	135,130	50,700,364
Siemens Healthineers AG (c)	544,402	33,845,036
TOTAL GERMANY		565,463,891
Greece - 0.1%
Piraeus Financial Holdings SA (a)	4,840,500	11,414,218
Hong Kong - 2.5%
AIA Group Ltd.	18,182,114	197,950,052
Prudential PLC	1,408,151	21,546,175
Techtronic Industries Co. Ltd.	2,096,502	22,680,985
TOTAL HONG KONG		242,177,212
India - 3.4%
Axis Bank Ltd.	2,650,700	28,010,073
Fairfax India Holdings Corp. (a)(c)	1,341,170	17,435,210
HDFC Bank Ltd.	6,527,794	135,105,920
Housing Development Finance Corp. Ltd.	2,637,447	89,957,529
Reliance Industries Ltd.	1,959,546	58,254,348
TOTAL INDIA		328,763,080
Indonesia - 1.1%
PT Bank Central Asia Tbk	82,277,170	50,917,352
PT Bank Rakyat Indonesia (Persero) Tbk	144,586,315	50,385,330
TOTAL INDONESIA		101,302,682
Ireland - 0.9%
CRH PLC	361,400	17,438,987
Kingspan Group PLC (Ireland)	706,442	48,807,463
Ryanair Holdings PLC sponsored ADR (a)	247,424	23,651,260
TOTAL IRELAND		89,897,710
Israel - 0.7%
NICE Ltd. sponsored ADR (a)	313,791	64,016,502
Italy - 1.3%
FinecoBank SpA	3,554,341	53,773,934
Reply SpA	77,713	9,034,171
UniCredit SpA	3,136,629	62,153,809
TOTAL ITALY		124,961,914
Japan - 15.7%
Bandai Namco Holdings, Inc.	424,647	9,646,035
Daikin Industries Ltd.	257,888	46,840,474
FUJIFILM Holdings Corp.	1,328,922	69,263,378
Fujitsu Ltd.	206,048	27,461,524
Hitachi Ltd.	2,512,632	138,985,325
Hoya Corp.	1,398,673	146,657,916
Itochu Corp.	2,945,975	97,732,308
Keyence Corp.	247,942	111,811,006
Minebea Mitsumi, Inc.	3,889,872	72,035,136
Misumi Group, Inc.	1,678,452	42,342,657
Nomura Research Institute Ltd.	1,048,003	26,367,282
Olympus Corp.	1,065,292	18,649,446
ORIX Corp.	3,385,617	57,597,888
Persol Holdings Co. Ltd.	2,321,306	47,863,972
Relo Group, Inc.	1,723,780	26,798,553
Renesas Electronics Corp. (a)	722,367	9,414,211
Seven & i Holdings Co. Ltd.	1,084,756	49,158,376
Shin-Etsu Chemical Co. Ltd.	4,437,270	126,621,146
SMC Corp.	165,307	82,446,011
Sony Group Corp.	1,364,788	123,477,485
Sumitomo Mitsui Financial Group, Inc.	1,523,133	62,255,987
Suzuki Motor Corp.	637,017	22,211,813
TIS, Inc.	1,411,261	38,752,838
Tokyo Electron Ltd.	597,504	68,417,499
TOTAL JAPAN		1,522,808,266
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	1,581,670	77,855,472
Luxembourg - 0.5%
Eurofins Scientific SA	681,669	47,516,551
Netherlands - 5.7%
Adyen BV (a)(c)	19,622	31,529,645
Argenx SE (a)	89,248	34,427,256
ASML Holding NV (depository receipt)	411,079	261,799,772
BE Semiconductor Industries NV	169,699	15,209,875
IMCD NV	500,460	75,108,426
Wolters Kluwer NV	993,222	131,495,923
TOTAL NETHERLANDS		549,570,897
Singapore - 0.1%
Sea Ltd. ADR (a)	111,684	8,506,970
Spain - 1.9%
Amadeus IT Holding SA Class A (a)	344,200	24,192,107
Banco Santander SA (Spain) (b)	11,113,482	39,021,706
CaixaBank SA (b)	13,733,556	50,836,223
Industria de Diseno Textil SA (b)	2,097,933	72,032,957
TOTAL SPAIN		186,082,993
Sweden - 2.0%
Indutrade AB	3,585,245	85,898,625
Investor AB (B Shares)	4,536,799	97,238,767
Kry International AB (a)(d)(e)	2,651	207,225
Nibe Industrier AB (B Shares)	576,302	6,434,545
TOTAL SWEDEN		189,779,162
Switzerland - 1.7%
Compagnie Financiere Richemont SA Series A	245,338	40,554,585
Julius Baer Group Ltd.	200,349	14,282,305
Sika AG	269,103	74,332,443
Zurich Insurance Group Ltd.	79,428	38,369,984
TOTAL SWITZERLAND		167,539,317
Taiwan - 1.1%
ECLAT Textile Co. Ltd.	654,000	10,407,694
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,187,413	100,098,916
TOTAL TAIWAN		110,506,610
United Kingdom - 12.4%
AstraZeneca PLC (United Kingdom)	1,123,703	165,367,489
B&M European Value Retail SA	11,949,938	72,041,752
BAE Systems PLC	9,929,973	126,507,696
Beazley PLC	3,886,655	29,087,517
Big Yellow Group PLC	1,665,833	25,624,876
Compass Group PLC	2,632,166	69,439,067
Diageo PLC	2,279,426	103,978,546
Entain PLC	1,381,863	25,077,317
Games Workshop Group PLC	123,644	15,414,648
Hiscox Ltd.	4,096,094	60,846,596
JD Sports Fashion PLC	16,751,352	33,904,667
Lloyds Banking Group PLC	39,363,803	23,914,369
NatWest Group PLC	6,828,101	22,492,442
RELX PLC:
(Euronext N.V.)	4,540,137	150,683,642
rights (a)(f)	4,540,137	2,195,369
Rentokil Initial PLC	10,965,611	87,300,020
S4 Capital PLC (a)	4,188,485	7,695,790
Smith & Nephew PLC	3,703,989	61,003,827
Standard Chartered PLC (United Kingdom)	4,382,426	34,609,846
Starling Bank Ltd. Series D (a)(d)(e)	8,636,400	32,778,463
WPP PLC	4,470,664	52,102,991
TOTAL UNITED KINGDOM		1,202,066,930
United States of America - 11.6%
Aon PLC	149,883	48,738,954
Booking Holdings, Inc. (a)	3,705	9,952,779
Experian PLC	1,252,858	44,357,291
Ferguson PLC	606,837	85,377,817
ICON PLC (a)	224,804	43,317,483
IQVIA Holdings, Inc. (a)	205,817	38,740,934
Linde PLC	421,050	155,556,923
Marsh & McLennan Companies, Inc.	466,082	83,983,316
Marvell Technology, Inc.	1,252,536	49,450,121
MasterCard, Inc. Class A	160,394	60,954,532
Nestle SA (Reg. S)	1,793,479	230,084,657
Roche Holding AG (participation certificate)	328,050	102,725,645
S&P Global, Inc.	208,579	75,626,574
Schlumberger Ltd.	1,914,554	94,483,240
TOTAL UNITED STATES OF AMERICA		1,123,350,266
Zambia - 0.6%
First Quantum Minerals Ltd.	2,207,645	53,641,121
TOTAL COMMON STOCKS (Cost $6,229,104,851)		9,189,632,707

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	79,275	10,332,127
United States of America - 0.3%
Wasabi Holdings, Inc. Series C (a)(d)(e)	2,976,172	28,601,013
TOTAL CONVERTIBLE PREFERRED STOCKS		38,933,140
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	15,316	1,197,233
TOTAL PREFERRED STOCKS (Cost $59,932,348)		40,130,373

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	363,493,113	363,565,811
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	208,813,348	208,834,229
TOTAL MONEY MARKET FUNDS (Cost $572,399,084)		572,400,040

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $6,861,436,283)	9,802,163,120
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(125,997,001)
NET ASSETS - 100.0%	9,676,166,119

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,809,891 or 0.9% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,116,061 or 0.8% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	20,595,368

Kry International AB	5/14/21	1,151,345

Kry International AB Series E	5/14/21	7,002,062

Starling Bank Ltd. Series D	6/18/21	15,440,896

Wasabi Holdings, Inc. Series C	3/31/21	32,334,918

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	378,167,562	514,375,749	528,977,499	5,262,880	-	(1)	363,565,811	0.9%
Fidelity Securities Lending Cash Central Fund 4.88%	172,610,171	923,002,480	886,778,422	420,772	-	-	208,834,229	0.6%
Total	550,777,733	1,437,378,229	1,415,755,921	5,683,652	-	(1)	572,400,040

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	68,305,751	16,202,760	52,102,991	-
Consumer Discretionary	974,773,459	270,021,366	704,752,093	-
Consumer Staples	630,481,927	220,735,760	409,746,167	-
Energy	381,656,136	323,401,788	58,254,348	-
Financials	2,206,736,650	884,904,179	1,289,054,008	32,778,463
Health Care	1,108,062,249	354,363,844	753,698,405	-
Industrials	1,953,475,580	945,400,273	1,008,075,307	-
Information Technology	1,244,661,589	762,437,829	441,886,162	40,337,598
Materials	609,186,310	267,163,001	342,023,309	-
Real Estate	52,423,429	25,624,876	26,798,553	-

Money Market Funds	572,400,040	572,400,040	-	-
Total Investments in Securities:	9,802,163,120	4,642,655,716	5,086,391,343	73,116,061
Fidelity® Diversified International Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $195,697,226) - See accompanying schedule:
Unaffiliated issuers (cost $6,289,037,199)	$9,229,763,080
Fidelity Central Funds (cost $572,399,084)	572,400,040

Total Investment in Securities (cost $6,861,436,283)		$9,802,163,120
Foreign currency held at value (cost $14,197,037)		14,325,283
Receivable for investments sold		88,275,400
Receivable for fund shares sold		2,351,924
Dividends receivable		25,731,774
Reclaims receivable		31,437,816
Distributions receivable from Fidelity Central Funds		1,455,951
Prepaid expenses		3,661
Other receivables		1,323,466
Total assets		9,967,068,395
Liabilities
Payable for investments purchased
Regular delivery	$53,937,888
Delayed delivery	2,195,374
Payable for fund shares redeemed	4,882,889
Accrued management fee	3,130,310
Other affiliated payables	1,200,674
Other payables and accrued expenses	16,720,912
Collateral on securities loaned	208,834,229
Total Liabilities		290,902,276
Net Assets		$9,676,166,119
Net Assets consist of:
Paid in capital		$6,533,809,036
Total accumulated earnings (loss)		3,142,357,083
Net Assets		$9,676,166,119

Net Asset Value and Maximum Offering Price
Diversified International :
Net Asset Value , offering price and redemption price per share ($8,192,295,174 ÷ 202,573,990 shares)		$40.44
Class K :
Net Asset Value , offering price and redemption price per share ($1,483,870,945 ÷ 36,768,383 shares)		$40.36

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$93,173,469
Foreign Tax Reclaims		5,671,639
Income from Fidelity Central Funds (including $420,772 from security lending)		5,683,652
Income before foreign taxes withheld		$104,528,760
Less foreign taxes withheld		(15,835,491)
Total Income		88,693,269
Expenses
Management fee
Basic fee	$30,482,799
Performance adjustment	(4,936,387)
Transfer agent fees	6,365,304
Accounting fees	837,418
Custodian fees and expenses	347,892
Independent trustees' fees and expenses	31,005
Registration fees	63,177
Audit	92,780
Legal	7,201
Miscellaneous	20,094
Total expenses before reductions	33,311,283
Expense reductions	(216,043)
Total expenses after reductions		33,095,240
Net Investment income (loss)		55,598,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,472,713)	187,590,971
Redemptions in-kind	52,451,555
Foreign currency transactions	153,501
Total net realized gain (loss)		240,196,027
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $525,603)	1,417,491,652
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	3,628,842
Total change in net unrealized appreciation (depreciation)		1,421,120,493
Net gain (loss)		1,661,316,520
Net increase (decrease) in net assets resulting from operations		$1,716,914,549
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,598,029	$92,319,482
Net realized gain (loss)	240,196,027	665,262,947
Change in net unrealized appreciation (depreciation)	1,421,120,493	(4,726,389,174)
Net increase (decrease) in net assets resulting from operations	1,716,914,549	(3,968,806,745)
Distributions to shareholders	(123,021,624)	(1,395,065,915)
Share transactions - net increase (decrease)	(545,101,274)	(845,248,874)
Total increase (decrease) in net assets	1,048,791,651	(6,209,121,534)

Net Assets
Beginning of period	8,627,374,468	14,836,496,002
End of period	$9,676,166,119	$8,627,374,468

Financial Highlights
Fidelity® Diversified International Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$33.99	$53.38	$41.61	$38.67	$35.72	$41.39
Income from Investment Operations
Net investment income (loss) A,B	.22	.33	.16	.10	.50	.50
Net realized and unrealized gain (loss)	6.72	(14.58)	12.07	3.37	4.77	(4.05)
Total from investment operations	6.94	(14.25)	12.23	3.47	5.27	(3.55)
Distributions from net investment income	(.14)	(.57)	(.02)	(.53)	(.43)	(.43)
Distributions from net realized gain	(.35)	(4.57)	(.45)	-	(1.89)	(1.69)
Total distributions	(.49)	(5.14)	(.46) C	(.53)	(2.32)	(2.12)
Net asset value, end of period	$40.44	$33.99	$53.38	$41.61	$38.67	$35.72
Total Return D,E	20.53%	(29.36)%	29.58%	9.07%	16.02%	(9.05)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.99%	1.01%	1.05%	.75%	.81%
Expenses net of fee waivers, if any	.72% H	.99%	1.01%	1.05%	.75%	.80%
Expenses net of all reductions	.72% H	.99%	1.01%	1.04%	.75%	.79%
Net investment income (loss)	1.17% H	.80%	.32%	.26%	1.42%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$8,192,295	$7,230,515	$11,529,722	$9,419,192	$8,734,682	$9,275,299
Portfolio turnover rate I,J	21% H	20%	29%	29%	37%	30%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Diversified International Fund Class K

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$33.94	$53.32	$41.56	$38.61	$35.68	$41.35
Income from Investment Operations
Net investment income (loss) A,B	.24	.38	.21	.15	.55	.55
Net realized and unrealized gain (loss)	6.72	(14.58)	12.06	3.37	4.74	(4.05)
Total from investment operations	6.96	(14.20)	12.27	3.52	5.29	(3.50)
Distributions from net investment income	(.19)	(.62)	(.06)	(.57)	(.47)	(.48)
Distributions from net realized gain	(.35)	(4.57)	(.45)	-	(1.89)	(1.69)
Total distributions	(.54)	(5.18) C	(.51)	(.57)	(2.36)	(2.17)
Net asset value, end of period	$40.36	$33.94	$53.32	$41.56	$38.61	$35.68
Total Return D,E	20.63%	(29.31)%	29.71%	9.22%	16.14%	(8.95)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.88%	.91%	.94%	.63%	.69%
Expenses net of fee waivers, if any	.61% H	.88%	.91%	.94%	.63%	.69%
Expenses net of all reductions	.61% H	.88%	.91%	.93%	.63%	.67%
Net investment income (loss)	1.28% H	.91%	.42%	.38%	1.54%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$1,483,871	$1,396,859	$3,306,774	$3,761,267	$4,246,651	$4,998,889
Portfolio turnover rate I,J	21% H	20%	29%	29%	37%	30%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Diversified International Fund	$1,154,427

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,067,327,170
Gross unrealized depreciation	(196,677,784)
Net unrealized appreciation (depreciation)	$2,870,649,386
Tax cost	$6,931,513,734

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International Fund	969,010,966	1,493,166,881

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Diversified International Fund	4,099,739	52,451,555	151,408,332	Diversified International and Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Diversified International Fund	26,571,800	431,418,900	1,092,083,654	Diversified International and Class K

5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Diversified International	$6,055,849.15
Class K	309,455.04
	$6,365,304
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Diversified International Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Diversified International Fund	$1,809

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Diversified International Fund	28,834,796	57,684,876	8,888,189

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Diversified International Fund	$9,094
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Diversified International Fund	$47,052	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $745.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $215,298.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Diversified International Fund
Distributions to shareholders
Diversified International	$101,421,541	$1,090,192,506
Class K	21,600,083	304,873,409
Total	$123,021,624	$1,395,065,915

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Diversified International Fund
Diversified International
Shares sold	4,578,487	48,845,163	$175,097,619	$1,865,951,127
Reinvestment of distributions	2,350,798	20,838,853	87,708,255	979,217,736
Shares redeemed	(17,105,908)	(72,908,948)	(645,503,715)	(2,840,874,254)
Net increase (decrease)	(10,176,623)	(3,224,932)	$(382,697,841)	$4,294,609
Class K
Shares sold	2,605,174	7,508,397	$99,795,993	$323,341,358
Reinvestment of distributions	580,051	6,500,350	21,589,508	304,736,401
Shares redeemed	(7,570,395)	(34,873,914)	(283,788,934)	(1,477,621,242)
Net increase (decrease)	(4,385,170)	(20,865,167)	$(162,403,433)	$(849,543,483)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	18%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Diversified International Fund	23%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® International Capital Appreciation Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.8
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
L'Oreal SA (France, Personal Care Products)	2.2
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	2.2
Hermes International SCA (France, Textiles, Apparel & Luxury Goods)	2.0
Diageo PLC (United Kingdom, Beverages)	2.0
Constellation Software, Inc. (Canada, Software)	1.9
24.0

Market Sectors (% of Fund's net assets)

Information Technology	24.2
Industrials	23.0
Financials	12.6
Consumer Discretionary	12.4
Materials	9.3
Consumer Staples	9.1
Health Care	8.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International Capital Appreciation Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Brazil - 1.6%
MercadoLibre, Inc. (a)	56,429	72,087,483
Canada - 9.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,437,653	71,752,663
Canadian National Railway Co.	606,998	72,355,004
Canadian Pacific Kansas City Ltd.	934,906	73,696,690
Constellation Software, Inc.	43,614	85,364,784
GFL Environmental, Inc.	1,547,893	56,221,585
Thomson Reuters Corp.	572,461	75,277,449
TOTAL CANADA		434,668,175
China - 1.3%
NXP Semiconductors NV	349,826	57,280,509
Denmark - 4.5%
DSV A/S	404,182	75,912,962
Novo Nordisk A/S Series B	739,453	123,011,334
TOTAL DENMARK		198,924,296
France - 15.5%
Air Liquide SA	466,992	84,007,299
Capgemini SA	356,132	64,710,363
Dassault Systemes SA	1,747,580	70,613,894
Hermes International SCA	40,850	88,530,811
L'Oreal SA	207,671	99,027,340
LVMH Moet Hennessy Louis Vuitton SE	139,569	134,248,817
Pernod Ricard SA	350,746	80,930,381
Safran SA	417,958	65,000,731
TOTAL FRANCE		687,069,636
Germany - 1.7%
Infineon Technologies AG	2,004,681	73,004,017
India - 6.3%
HCL Technologies Ltd.	4,957,363	64,881,169
HDFC Bank Ltd.	3,455,317	71,514,785
ICICI Bank Ltd.	6,970,220	78,714,620
ITC Ltd.	12,454,605	65,016,323
TOTAL INDIA		280,126,897
Indonesia - 1.7%
PT Bank Central Asia Tbk	122,596,418	75,868,980
Ireland - 3.0%
CRH PLC	1,287,675	62,135,438
Kingspan Group PLC (Ireland)	985,264	68,071,032
TOTAL IRELAND		130,206,470
Israel - 1.5%
NICE Ltd. sponsored ADR (a)	314,189	64,097,698
Italy - 1.8%
Ferrari NV (Italy)	292,531	81,326,359
Japan - 6.4%
Hoya Corp.	681,884	71,498,975
Keyence Corp.	175,864	79,306,978
Shin-Etsu Chemical Co. Ltd.	2,198,469	62,735,120
Tokyo Electron Ltd.	597,885	68,461,126
TOTAL JAPAN		282,002,199
Korea (South) - 2.6%
LG Chemical Ltd.	108,807	60,464,438
Samsung SDI Co. Ltd.	108,039	56,091,442
TOTAL KOREA (SOUTH)		116,555,880
Netherlands - 6.0%
ASM International NV (Netherlands)	203,966	73,729,282
ASML Holding NV (Netherlands)	173,342	109,541,683
Wolters Kluwer NV	607,548	80,435,275
TOTAL NETHERLANDS		263,706,240
Sweden - 1.8%
Atlas Copco AB (A Shares)	5,587,653	80,695,015
Switzerland - 3.9%
Compagnie Financiere Richemont SA Series A	585,702	96,817,051
Sika AG	278,478	76,922,034
TOTAL SWITZERLAND		173,739,085
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,799,090	127,625,472
United Kingdom - 11.2%
Ashtead Group PLC	986,762	56,759,979
AstraZeneca PLC (United Kingdom)	755,829	111,230,052
Compass Group PLC	3,061,038	80,753,122
Diageo PLC	1,884,746	85,974,780
RELX PLC (London Stock Exchange)	2,439,010	81,105,875
Rentokil Initial PLC	10,114,879	80,527,126
TOTAL UNITED KINGDOM		496,350,934
United States of America - 15.4%
Fiserv, Inc. (a)	457,100	55,821,052
Linde PLC	192,777	71,221,463
Marsh & McLennan Companies, Inc.	398,674	71,837,068
MasterCard, Inc. Class A	177,176	67,332,195
Moody's Corp.	219,461	68,717,628
S&P Global, Inc.	187,205	67,876,789
Schneider Electric SA	485,613	84,686,972
SolarEdge Technologies, Inc. (a)	226,472	64,687,197
Thermo Fisher Scientific, Inc.	113,843	63,171,481
Waste Connections, Inc. (Canada)	487,640	67,830,855
TOTAL UNITED STATES OF AMERICA		683,182,700
TOTAL COMMON STOCKS (Cost $3,316,781,494)		4,378,518,045

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (b) (Cost $39,798,774)	39,790,816	39,798,774

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,356,580,268)	4,418,316,819
NET OTHER ASSETS (LIABILITIES) - 0.2%	10,023,224
NET ASSETS - 100.0%	4,428,340,043

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	44,808,754	633,980,039	638,990,019	888,348	-	-	39,798,774	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	10,588,050	288,879,540	299,467,590	23,341	-	-	-	0.0%
Total	55,396,804	922,859,579	938,457,609	911,689	-	-	39,798,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	553,763,643	241,944,653	311,818,990	-
Consumer Staples	402,701,487	251,710,384	150,991,103	-
Financials	557,683,117	331,584,732	226,098,385	-
Health Care	368,911,842	63,171,481	305,740,361	-
Industrials	1,018,576,550	788,361,721	230,214,829	-
Information Technology	1,059,395,614	590,025,410	469,370,204	-
Materials	417,485,792	71,221,463	346,264,329	-

Money Market Funds	39,798,774	39,798,774	-	-
Total Investments in Securities:	4,418,316,819	2,377,818,618	2,040,498,201	-
Fidelity® International Capital Appreciation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,316,781,494)	$4,378,518,045
Fidelity Central Funds (cost $39,798,774)	39,798,774

Total Investment in Securities (cost $3,356,580,268)		$4,418,316,819
Foreign currency held at value (cost $1,043,485)		1,044,881
Receivable for investments sold		16,162,158
Receivable for fund shares sold		1,254,416
Dividends receivable		7,267,331
Reclaims receivable		7,296,590
Distributions receivable from Fidelity Central Funds		196,246
Prepaid expenses		1,623
Other receivables		1,927,234
Total assets		4,453,467,298
Liabilities
Payable to custodian bank	$16,149,303
Payable for fund shares redeemed	1,812,787
Accrued management fee	2,268,313
Other affiliated payables	679,573
Other payables and accrued expenses	4,217,279
Total Liabilities		25,127,255
Net Assets		$4,428,340,043
Net Assets consist of:
Paid in capital		$3,755,016,135
Total accumulated earnings (loss)		673,323,908
Net Assets		$4,428,340,043
Net Asset Value , offering price and redemption price per share ($4,428,340,043 ÷ 186,034,101 shares)		$23.80

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$27,504,241
Non-Cash dividends		1,397,124
Income from Fidelity Central Funds (including $23,341 from security lending)		911,689
Income before foreign taxes withheld		$29,813,054
Less foreign taxes withheld		(3,317,994)
Total Income		26,495,060
Expenses
Management fee
Basic fee	$14,262,800
Performance adjustment	(403,118)
Transfer agent fees	3,290,358
Accounting fees	731,710
Custodian fees and expenses	190,459
Independent trustees' fees and expenses	13,588
Registration fees	47,393
Audit	59,799
Legal	4,854
Interest	107,651
Miscellaneous	8,932
Total expenses before reductions	18,314,426
Expense reductions	(97,105)
Total expenses after reductions		18,217,321
Net Investment income (loss)		8,277,739
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $551,343)	34,634,433
Foreign currency transactions	475,389
Total net realized gain (loss)		35,109,822
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $2,494,140)	778,138,188
Assets and liabilities in foreign currencies	731,600
Total change in net unrealized appreciation (depreciation)		778,869,788
Net gain (loss)		813,979,610
Net increase (decrease) in net assets resulting from operations		$822,257,349
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,277,739	$4,726,060
Net realized gain (loss)	35,109,822	(421,962,871)
Change in net unrealized appreciation (depreciation)	778,869,788	(1,404,871,443)
Net increase (decrease) in net assets resulting from operations	822,257,349	(1,822,108,254)
Distributions to shareholders	(1,939,358)	(482,951,298)
Share transactions
Proceeds from sales of shares	209,485,691	1,823,528,638
Reinvestment of distributions	1,625,726	405,305,190
Cost of shares redeemed	(426,352,798)	(1,952,267,374)
Net increase (decrease) in net assets resulting from share transactions	(215,241,381)	276,566,454
Total increase (decrease) in net assets	605,076,610	(2,028,493,098)

Net Assets
Beginning of period	3,823,263,433	5,851,756,531
End of period	$4,428,340,043	$3,823,263,433

Other Information
Shares
Sold	9,358,360	78,948,065
Issued in reinvestment of distributions	72,968	14,830,047
Redeemed	(19,379,806)	(87,008,238)
Net increase (decrease)	(9,948,478)	6,769,874

Financial Highlights
Fidelity® International Capital Appreciation Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.51	$30.93	$24.57	$22.41	$18.84	$21.06
Income from Investment Operations
Net investment income (loss) A,B	.04	.02	(.02)	.06	.17 C	.11
Net realized and unrealized gain (loss)	4.26	(8.86)	6.74	2.86	3.93	(1.63)
Total from investment operations	4.30	(8.84)	6.72	2.92	4.10	(1.52)
Distributions from net investment income	(.01)	-	(.05)	(.13)	(.08)	(.07)
Distributions from net realized gain	-	(2.58)	(.31)	(.62)	(.45)	(.63)
Total distributions	(.01)	(2.58)	(.36)	(.76) D	(.53)	(.70)
Net asset value, end of period	$23.80	$19.51	$30.93	$24.57	$22.41	$18.84
Total Return E,F	22.04%	(30.97)%	27.56%	13.35%	22.45%	(7.51)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.87% I	.99%	1.00%	1.03%	1.01%	1.06%
Expenses net of fee waivers, if any	.86% I	.98%	1.00%	1.03%	1.01%	1.06%
Expenses net of all reductions	.86% I	.98%	1.00%	.99%	1.00%	1.01%
Net investment income (loss)	.39% I	.10%	(.08)%	.25%	.81% C	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$4,428,340	$3,823,263	$5,851,757	$4,514,343	$3,480,765	$2,165,082
Portfolio turnover rate J	89% I	112% K	141%	135%	131% K	157% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,115,218,842
Gross unrealized depreciation	(65,176,966)
Net unrealized appreciation (depreciation)	$1,050,041,876
Tax cost	$3,368,274,943

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(385,881,335)
Total capital loss carryforward	$(385,881,335)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation Fund	1,842,653,670	2,055,258,644

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity International Capital Appreciation Fund	237,890	2,446,488	6,501,540

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Capital Appreciation Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Capital Appreciation Fund	$2,637

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Capital Appreciation Fund	Borrower	$ 22,972,657	4.82%	$107,651

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Capital Appreciation Fund	34,113,296	58,674,582	3,282,891

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Capital Appreciation Fund	$4,056

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Capital Appreciation Fund	$2,527	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $77.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $97,028.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Capital Appreciation Fund	36%

Mutual funds managed by the investment adviser or its affiliates were the owners of record of more than 10% or more of the total outstanding shares.

Fund	% of shares held
Fidelity International Capital Appreciation Fund	40%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Overseas Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.5
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.4
Diageo PLC (United Kingdom, Beverages)	2.0
Nestle SA (Reg. S) (United States of America, Food Products)	2.0
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	2.0
AIA Group Ltd. (Hong Kong, Insurance)	1.9
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.9
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.7
22.2

Market Sectors (% of Fund's net assets)

Industrials	22.0
Financials	21.0
Health Care	15.1
Information Technology	11.8
Consumer Discretionary	11.6
Consumer Staples	7.6
Materials	5.6
Energy	1.9
Real Estate	1.0
Communication Services	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Overseas Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
Australia - 0.7%
Flutter Entertainment PLC (a)	295,174	59,038,272
Bailiwick of Jersey - 0.3%
JTC PLC (b)	2,649,000	26,400,007
Belgium - 1.1%
Azelis Group NV	812,200	19,241,708
KBC Group NV	978,390	69,838,537
TOTAL BELGIUM		89,080,245
Canada - 1.5%
Constellation Software, Inc.	59,400	116,262,397
Lumine Group, Inc.	178,222	2,400,673
TOTAL CANADA		118,663,070
China - 0.1%
Chervon Holdings Ltd.	699,700	3,560,684
Denmark - 4.7%
Carlsberg A/S Series B	303,600	50,154,926
DSV A/S	722,300	135,661,490
Novo Nordisk A/S Series B	1,139,100	189,494,410
TOTAL DENMARK		375,310,826
Finland - 1.0%
Nordea Bank ABP	7,207,600	79,996,590
France - 17.5%
Air Liquide SA	647,129	116,412,186
ALTEN	493,956	83,820,678
Antin Infrastructure Partners SA	198,900	3,353,269
BNP Paribas SA	697,700	45,080,762
Capgemini SA	600,933	109,191,515
Edenred SA	1,938,379	125,847,217
EssilorLuxottica SA	598,413	118,294,796
L'Oreal SA	245,700	117,161,363
LVMH Moet Hennessy Louis Vuitton SE	275,163	264,674,150
Pernod Ricard SA	539,800	124,552,297
Safran SA	783,600	121,865,290
Teleperformance (c)	137,066	27,306,771
TotalEnergies SE (c)	2,363,944	151,055,887
TOTAL FRANCE		1,408,616,181
Germany - 7.4%
Allianz SE	428,601	107,624,649
Deutsche Borse AG	537,091	102,427,898
Hannover Reuck SE	464,900	99,176,113
Infineon Technologies AG	2,427,900	88,416,288
Merck KGaA	599,600	107,396,661
Siemens Healthineers AG (b)	1,475,900	91,755,519
TOTAL GERMANY		596,797,128
Hong Kong - 1.9%
AIA Group Ltd.	14,169,800	154,267,686
India - 1.6%
HCL Technologies Ltd.	2,077,700	27,192,603
HDFC Bank Ltd.	4,972,900	102,924,239
TOTAL INDIA		130,116,842
Ireland - 1.0%
Kingspan Group PLC (Ireland)	1,160,000	80,143,391
Italy - 2.5%
FinecoBank SpA	4,669,000	70,637,707
GVS SpA (a)(b)	528,100	3,593,315
Recordati SpA	1,698,130	78,083,901
UniCredit SpA	2,418,700	47,927,701
TOTAL ITALY		200,242,624
Japan - 11.5%
Bandai Namco Holdings, Inc.	987,000	22,420,120
BayCurrent Consulting, Inc.	598,000	20,786,486
Capcom Co. Ltd.	1,182,700	44,443,041
FUJIFILM Holdings Corp.	1,063,600	55,434,803
Hoya Corp.	853,400	89,483,293
Iriso Electronics Co. Ltd.	501,900	17,179,849
Misumi Group, Inc.	1,737,300	43,827,227
NOF Corp.	941,400	43,013,940
Olympus Corp.	2,296,500	40,203,487
Persol Holdings Co. Ltd.	2,299,400	47,412,283
Relo Group, Inc.	1,741,700	27,077,144
Shin-Etsu Chemical Co. Ltd.	2,179,200	62,185,263
SMC Corp.	154,000	76,806,703
Sony Group Corp.	1,419,900	128,463,674
Suzuki Motor Corp.	1,410,600	49,185,474
TIS, Inc.	1,338,700	36,760,333
Tokio Marine Holdings, Inc.	3,636,600	73,121,239
Tokyo Electron Ltd.	423,300	48,470,182
TOTAL JAPAN		926,274,541
Kenya - 0.1%
Safaricom Ltd.	37,952,100	4,604,483
Luxembourg - 0.8%
Eurofins Scientific SA (c)	848,700	59,159,647
Netherlands - 7.1%
ASM International NV (Netherlands)	222,400	80,392,773
ASML Holding NV (Netherlands)	320,400	202,473,464
Euronext NV (b)	615,280	48,882,144
IMCD NV	622,424	93,412,634
Topicus.Com, Inc. (a)	122,288	8,145,914
Wolters Kluwer NV	1,051,300	139,185,060
TOTAL NETHERLANDS		572,491,989
Spain - 1.3%
Amadeus IT Holding SA Class A (a)	1,500,557	105,466,692
Sweden - 4.2%
Addlife AB	2,778,272	32,835,195
AddTech AB (B Shares)	3,841,696	76,796,084
Atlas Copco AB (A Shares)	7,024,444	101,444,669
Indutrade AB	4,506,101	107,961,347
Kry International AB (a)(d)(e)	2,787	217,856
Nordnet AB	1,189,863	18,657,147
TOTAL SWEDEN		337,912,298
Switzerland - 5.8%
Compagnie Financiere Richemont SA Series A	950,750	157,159,803
Julius Baer Group Ltd.	1,286,924	91,741,117
Partners Group Holding AG	66,700	64,412,866
Sika AG	420,382	116,119,185
Sonova Holding AG	115,271	36,340,961
TOTAL SWITZERLAND		465,773,932
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,565,000	41,974,043
United Kingdom - 14.4%
Ashtead Group PLC	976,700	56,181,198
AstraZeneca PLC (United Kingdom)	1,357,400	199,759,037
BAE Systems PLC	6,056,800	77,163,535
Beazley PLC	4,595,935	34,395,731
Compass Group PLC	5,341,398	140,911,209
Dechra Pharmaceuticals PLC	778,595	36,498,023
Diageo PLC	3,553,000	162,074,037
Diploma PLC	1,567,295	52,906,088
Hiscox Ltd.	2,935,313	43,603,444
London Stock Exchange Group PLC	750,400	78,786,946
RELX PLC (London Stock Exchange)	4,016,300	133,556,454
Rentokil Initial PLC	12,425,315	98,921,095
Volution Group PLC	7,215,267	39,299,788
TOTAL UNITED KINGDOM		1,154,056,585
United States of America - 11.2%
CBRE Group, Inc. (a)	769,300	58,974,538
CDW Corp.	195,530	33,159,933
Equifax, Inc.	161,400	33,632,532
Experian PLC	2,444,300	86,540,155
Ferguson PLC	642,300	90,367,219
ICON PLC (a)	311,400	60,003,666
Linde PLC	316,700	117,004,815
Marsh & McLennan Companies, Inc.	647,200	116,618,968
Nestle SA (Reg. S)	1,228,240	157,570,387
S&P Global, Inc.	245,805	89,123,977
Thermo Fisher Scientific, Inc.	106,300	58,985,870
TOTAL UNITED STATES OF AMERICA		901,982,060
TOTAL COMMON STOCKS (Cost $5,632,573,559)		7,891,929,816

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(d)(e) (Cost $7,360,943)	16,101	1,258,596

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	97,384,881	97,404,358
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	48,850,532	48,855,417
TOTAL MONEY MARKET FUNDS (Cost $146,259,775)		146,259,775

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,786,194,277)	8,039,448,187
NET OTHER ASSETS (LIABILITIES) - 0.0%	(625,659)
NET ASSETS - 100.0%	8,038,822,528

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $170,630,985 or 2.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,476,452 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,210,410

Kry International AB Series E	5/14/21	7,360,943

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	214,978,741	596,671,060	714,245,443	1,811,913	-	-	97,404,358	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	17,314,388	669,063,739	637,522,710	460,752	-	-	48,855,417	0.1%
Total	232,293,129	1,265,734,799	1,351,768,153	2,272,665	-	-	146,259,775

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	49,047,524	4,604,483	44,443,041	-
Consumer Discretionary	930,880,078	59,038,272	871,841,806	-
Consumer Staples	611,513,010	291,868,586	319,644,424	-
Energy	151,055,887	-	151,055,887	-
Financials	1,694,845,954	982,684,834	712,161,120	-
Health Care	1,198,294,466	679,354,239	518,940,227	-
Industrials	1,764,012,522	1,190,689,748	573,322,774	-
Information Technology	952,751,900	635,847,347	315,428,101	1,476,452
Materials	454,735,389	117,004,815	337,730,574	-
Real Estate	86,051,682	58,974,538	27,077,144	-

Money Market Funds	146,259,775	146,259,775	-	-
Total Investments in Securities:	8,039,448,187	4,166,326,637	3,871,645,098	1,476,452
Fidelity® Overseas Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,419,033) - See accompanying schedule:
Unaffiliated issuers (cost $5,639,934,502)	$7,893,188,412
Fidelity Central Funds (cost $146,259,775)	146,259,775

Total Investment in Securities (cost $5,786,194,277)		$8,039,448,187
Foreign currency held at value (cost $8,329,701)		8,168,623
Receivable for investments sold		18,401,609
Receivable for fund shares sold		2,719,944
Dividends receivable		16,326,050
Reclaims receivable		25,295,145
Interest receivable		6,882
Distributions receivable from Fidelity Central Funds		273,092
Prepaid expenses		2,925
Other receivables		244,885
Total assets		8,110,887,342
Liabilities
Payable for investments purchased	$12,226,630
Payable for fund shares redeemed	2,859,760
Accrued management fee	3,721,995
Other affiliated payables	1,019,275
Other payables and accrued expenses	3,381,737
Collateral on securities loaned	48,855,417
Total Liabilities		72,064,814
Net Assets		$8,038,822,528
Net Assets consist of:
Paid in capital		$5,933,773,271
Total accumulated earnings (loss)		2,105,049,257
Net Assets		$8,038,822,528

Net Asset Value and Maximum Offering Price
Overseas :
Net Asset Value , offering price and redemption price per share ($7,487,724,545 ÷ 130,551,433 shares)		$57.35
Class K :
Net Asset Value , offering price and redemption price per share ($551,097,983 ÷ 9,628,607 shares)		$57.24

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$75,123,141
Foreign Tax Reclaims		4,311,063
Income from Fidelity Central Funds (including $460,752 from security lending)		2,272,665
Income before foreign taxes withheld		$81,706,869
Less foreign taxes withheld		(12,462,276)
Total Income		69,244,593
Expenses
Management fee
Basic fee	$24,594,399
Performance adjustment	(927,673)
Transfer agent fees	5,245,572
Accounting fees	800,300
Custodian fees and expenses	155,424
Independent trustees' fees and expenses	24,628
Registration fees	72,538
Audit	65,408
Legal	5,715
Interest	7,793
Miscellaneous	16,058
Total expenses before reductions	30,060,162
Expense reductions	(173,920)
Total expenses after reductions		29,886,242
Net Investment income (loss)		39,358,351
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $39,393)	93,709,506
Foreign currency transactions	54,977
Total net realized gain (loss)		93,764,483
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $1,424,171)	1,467,526,739
Assets and liabilities in foreign currencies	2,400,260
Total change in net unrealized appreciation (depreciation)		1,469,926,999
Net gain (loss)		1,563,691,482
Net increase (decrease) in net assets resulting from operations		$1,603,049,833
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,358,351	$74,612,993
Net realized gain (loss)	93,764,483	(261,677,190)
Change in net unrealized appreciation (depreciation)	1,469,926,999	(3,015,457,116)
Net increase (decrease) in net assets resulting from operations	1,603,049,833	(3,202,521,313)
Distributions to shareholders	(57,098,273)	(471,071,500)
Share transactions - net increase (decrease)	(302,907,991)	(103,633,659)
Total increase (decrease) in net assets	1,243,043,569	(3,777,226,472)

Net Assets
Beginning of period	6,795,778,959	10,573,005,431
End of period	$8,038,822,528	$6,795,778,959

Financial Highlights
Fidelity® Overseas Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$46.55	$69.79	$50.91	$49.51	$46.04	$50.18
Income from Investment Operations
Net investment income (loss) A,B	.28	.47	.21	.13	.77	.68
Net realized and unrealized gain (loss)	10.91	(20.64)	18.98	1.97	5.12	(4.27)
Total from investment operations	11.19	(20.17)	19.19	2.10	5.89	(3.59)
Distributions from net investment income	(.39)	(.20)	(.11)	(.70)	(.68)	(.52)
Distributions from net realized gain	-	(2.87)	(.21)	-	(1.74)	(.03)
Total distributions	(.39)	(3.07)	(.31) C	(.70)	(2.42)	(.55)
Net asset value, end of period	$57.35	$46.55	$69.79	$50.91	$49.51	$46.04
Total Return D,E	24.11%	(30.12)%	37.83%	4.25%	13.78%	(7.23)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80% H	.95%	.99%	1.04%	.90%	.97%
Expenses net of fee waivers, if any	.80% H	.95%	.98%	1.04%	.90%	.97%
Expenses net of all reductions	.80% H	.94%	.98%	1.03%	.89%	.96%
Net investment income (loss)	1.03% H	.84%	.33%	.27%	1.68%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$7,487,725	$6,175,776	$8,981,609	$6,160,617	$6,182,831	$5,825,757
Portfolio turnover rate I	31% H	25%	30% J	41%	46% J	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Overseas Fund Class K

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$46.48	$69.68	$50.83	$49.43	$45.98	$50.11
Income from Investment Operations
Net investment income (loss) A,B	.30	.54	.27	.19	.82	.73
Net realized and unrealized gain (loss)	10.90	(20.60)	18.95	1.96	5.11	(4.26)
Total from investment operations	11.20	(20.06)	19.22	2.15	5.93	(3.53)
Distributions from net investment income	(.44)	(.26)	(.16)	(.75)	(.73)	(.57)
Distributions from net realized gain	-	(2.87)	(.21)	-	(1.74)	(.03)
Total distributions	(.44)	(3.14) C	(.37)	(.75)	(2.48) C	(.60)
Net asset value, end of period	$57.24	$46.48	$69.68	$50.83	$49.43	$45.98
Total Return D,E	24.19%	(30.04)%	37.97%	4.36%	13.90%	(7.13)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.84%	.89%	.94%	.78%	.86%
Expenses net of fee waivers, if any	.69% H	.84%	.88%	.93%	.78%	.86%
Expenses net of all reductions	.69% H	.84%	.88%	.93%	.77%	.85%
Net investment income (loss)	1.14% H	.94%	.43%	.38%	1.79%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$551,098	$620,003	$1,591,397	$1,022,402	$1,040,002	$1,026,091
Portfolio turnover rate I	31% H	25%	30% J	41%	46% J	33%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Overseas Fund	$244,885

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,437,174,328
Gross unrealized depreciation	(208,425,184)
Net unrealized appreciation (depreciation)	$2,228,749,144
Tax cost	$5,810,699,043

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(248,124,930)
Total capital loss carryforward	$(248,124,930)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Overseas Fund	1,158,711,621	1,364,638,219

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Overseas Fund as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Overseas	$ 5,119,621.15
Class K	125,951.04
	$5,245,572

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Overseas Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Overseas Fund	$568

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Capital Appreciation Fund	Borrower	$ 32,348,500	4.34%	$7,793

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Overseas Fund	23,061,367	102,759,041	(9,440,693)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Overseas Fund	$7,270
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Overseas Fund	$49,151	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $214.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $173,706.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Overseas Fund
Distributions to shareholders
Overseas	$ 51,233,808	$398,074,722
Class K	5,864,465	72,996,778
Total	$57,098,273	$471,071,500
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Overseas Fund
Overseas
Shares sold	6,053,153	40,345,843	$323,489,781	$2,183,494,857
Reinvestment of distributions	849,241	5,519,644	44,738,039	355,685,872
Shares redeemed	(9,013,140)	(41,890,883)	(472,634,825)	(2,190,097,209)
Net increase (decrease)	(2,110,746)	3,974,604	$(104,407,005)	$349,083,520
Class K
Shares sold	1,198,557	4,842,077	$64,463,555	$287,643,692
Reinvestment of distributions	111,598	1,135,606	5,864,465	72,996,779
Shares redeemed	(5,021,175)	(15,475,778)	(268,829,006)	(813,357,650)
Net increase (decrease)	(3,711,020)	(9,498,095)	$(198,500,986)	$(452,717,179)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Overseas Fund	29%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Overseas Fund	49%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Fidelity® Worldwide Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp. (United States of America, Software)	5.6
Meta Platforms, Inc. Class A (United States of America, Interactive Media & Services)	4.2
S&P Global, Inc. (United States of America, Capital Markets)	3.4
Fiserv, Inc. (United States of America, Financial Services)	3.2
Eli Lilly & Co. (United States of America, Pharmaceuticals)	3.2
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	3.1
NVIDIA Corp. (United States of America, Semiconductors & Semiconductor Equipment)	2.8
Alphabet, Inc. Class A (United States of America, Interactive Media & Services)	2.5
TJX Companies, Inc. (United States of America, Specialty Retail)	2.4
Cummins, Inc. (United States of America, Machinery)	2.0
32.4

Market Sectors (% of Fund's net assets)

Information Technology	22.0
Financials	17.6
Consumer Discretionary	15.1
Health Care	12.6
Industrials	11.2
Communication Services	9.8
Consumer Staples	3.7
Materials	2.9
Energy	1.7
Real Estate	0.8

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Worldwide Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
Australia - 2.0%
Aub Group Ltd.	220,000	4,032,036
carsales.com Ltd.	544,560	8,635,801
Flutter Entertainment PLC (a)	46,300	9,260,545
Glencore PLC	1,280,000	7,555,371
Lovisa Holdings Ltd.	357,317	6,339,219
National Storage REIT unit	4,853,097	8,083,226
TOTAL AUSTRALIA		43,906,198
Austria - 0.3%
Wienerberger AG	203,600	6,124,669
Belgium - 0.5%
Azelis Group NV	68,300	1,618,085
Fagron NV	185,330	3,443,067
UCB SA	60,600	5,637,157
TOTAL BELGIUM		10,698,309
Canada - 1.3%
Constellation Software, Inc.	3,700	7,241,934
Definity Financial Corp.	144,900	3,930,380
Franco-Nevada Corp.	100	15,174
Lumine Group, Inc.	11,101	149,532
PrairieSky Royalty Ltd.	836,068	13,193,441
Shopify, Inc. Class A (a)	46,000	2,228,700
Thomson Reuters Corp.	18,000	2,366,963
TOTAL CANADA		29,126,124
China - 1.3%
Centre Testing International Group Co. Ltd. (A Shares)	959,500	2,677,089
Kweichow Moutai Co. Ltd. (A Shares)	18,100	4,618,297
Meituan Class B (a)(b)	12,000	205,085
PICC Property & Casualty Co. Ltd. (H Shares)	5,706,946	6,902,315
Tencent Holdings Ltd.	182,800	8,119,266
Trip.com Group Ltd. ADR (a)	160,600	5,702,906
TOTAL CHINA		28,224,958
Denmark - 1.4%
DSV A/S	38,284	7,190,453
GN Store Nord A/S (a)(c)	246,575	6,561,239
Novo Nordisk A/S Series B	99,000	16,469,095
TOTAL DENMARK		30,220,787
Finland - 0.6%
Nanoform Finland PLC (a)	754,800	1,863,040
Olvi Oyj (A Shares)	86,661	2,826,556
Sampo Oyj (A Shares)	159,551	8,080,193
TOTAL FINLAND		12,769,789
France - 2.4%
L'Oreal SA	31,000	14,782,264
LVMH Moet Hennessy Louis Vuitton SE	22,427	21,572,113
Pernod Ricard SA	26,100	6,022,258
TotalEnergies SE	101,941	6,514,024
Worldline SA (a)(b)	113,900	4,942,442
TOTAL FRANCE		53,833,101
Germany - 1.3%
Deutsche Post AG	204,311	9,827,277
Gerresheimer AG	30,000	3,262,726
Instone Real Estate Group BV (b)(c)	332,488	2,656,172
Nexus AG	46,000	2,635,745
Siemens Healthineers AG (b)	63,100	3,922,876
Stabilus Se	118,586	7,735,659
TOTAL GERMANY		30,040,455
Hong Kong - 1.6%
AIA Group Ltd.	761,327	8,288,625
Hong Kong Exchanges and Clearing Ltd.	170,174	7,065,097
Prudential PLC	1,366,086	20,902,537
TOTAL HONG KONG		36,256,259
Hungary - 0.1%
Richter Gedeon PLC	86,900	2,097,089
India - 0.2%
HDFC Bank Ltd.	212,324	4,394,475
Pine Labs Private Ltd. (a)(d)(e)	792	436,036
TOTAL INDIA		4,830,511
Indonesia - 0.9%
PT Astra International Tbk	13,899,000	6,411,176
PT Bank Central Asia Tbk	7,470,500	4,623,130
PT Bank Rakyat Indonesia (Persero) Tbk	20,994,500	7,316,148
PT United Tractors Tbk	1,194,000	2,357,047
TOTAL INDONESIA		20,707,501
Ireland - 0.5%
Cairn Homes PLC	3,300,000	3,757,431
Irish Residential Properties REIT PLC	2,591,367	2,946,801
Kingspan Group PLC (Ireland)	61,900	4,276,617
TOTAL IRELAND		10,980,849
Italy - 0.8%
BFF Bank SpA (b)	1,389,790	13,353,892
MARR SpA	205,098	3,209,164
Prada SpA	305,794	2,251,463
TOTAL ITALY		18,814,519
Japan - 4.9%
FUJIFILM Holdings Corp.	87,992	4,586,141
GMO Internet, Inc.	300,866	6,052,423
Hitachi Ltd.	219,300	12,130,500
Hoya Corp.	63,443	6,652,318
Iriso Electronics Co. Ltd.	204,185	6,989,176
Katitas Co. Ltd.	257,600	5,030,644
Keyence Corp.	22,340	10,074,364
Minebea Mitsumi, Inc.	352,600	6,529,672
NOF Corp.	130,000	5,939,890
PALTAC Corp.	130,991	5,025,719
Pan Pacific International Holdings Ltd.	335,900	6,276,940
Renesas Electronics Corp. (a)	226,031	2,945,737
Shin-Etsu Chemical Co. Ltd.	262,015	7,476,813
Sony Group Corp.	116,703	10,558,558
Tsuruha Holdings, Inc.	85,000	5,567,137
USS Co. Ltd.	324,600	5,454,576
ZOZO, Inc.	129,400	2,723,140
TOTAL JAPAN		110,013,748
Kenya - 0.0%
Safaricom Ltd.	5,920,700	718,320
Luxembourg - 0.1%
Novem Group SA	292,876	3,175,565
Netherlands - 1.0%
Argenx SE ADR (a)	16,000	6,206,080
ASML Holding NV (Netherlands)	4,300	2,717,340
Heineken NV (Bearer)	78,019	8,945,089
IMCD NV	32,351	4,855,199
TOTAL NETHERLANDS		22,723,708
Norway - 1.2%
Kongsberg Gruppen ASA	140,000	6,276,784
Schibsted ASA:
(A Shares)	71,700	1,270,235
(B Shares)	502,297	8,135,128
TGS ASA	696,049	10,894,288
Volue A/S (a)	825,800	1,394,795
TOTAL NORWAY		27,971,230
Russia - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	139,553	51,541
Spain - 1.2%
Amadeus IT Holding SA Class A (a)	106,396	7,478,046
CaixaBank SA (c)	1,697,900	6,284,958
Cellnex Telecom SA (b)	89,256	3,758,034
Cie Automotive SA	275,635	8,297,691
TOTAL SPAIN		25,818,729
Sweden - 4.0%
Addlife AB	346,740	4,097,970
Alfa Laval AB (c)	244,697	8,959,851
Autoliv, Inc. (depository receipt)	76,777	6,552,404
Dustin Group AB (a)(b)	2,062,288	7,082,733
Evolution AB (b)	39,200	5,219,251
Haypp Group (a)	525,000	1,863,472
Hemnet Group AB	984,130	16,122,188
HEXPOL AB (B Shares)	850,359	10,008,565
Instalco AB	441,771	2,317,617
INVISIO AB	157,312	3,229,060
JM AB (B Shares)	95,942	1,537,123
Kry International AB (a)(d)(e)	489	38,225
Sandvik AB (c)	373,157	7,586,822
Stillfront Group AB (a)	604,994	1,286,085
Swedbank AB (A Shares)	727,850	12,633,512
TOTAL SWEDEN		88,534,878
Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	159,465	2,609,509
United Kingdom - 4.2%
AstraZeneca PLC (United Kingdom)	104,843	15,429,009
Beazley PLC	1,175,500	8,797,379
Clarkson PLC	166,062	6,469,651
Diageo PLC	295,773	13,492,014
Harbour Energy PLC	1,486,871	4,621,110
Hiscox Ltd.	515,647	7,659,825
Lancashire Holdings Ltd.	1,178,720	9,073,308
NatWest Group PLC	2,198,900	7,243,395
RS GROUP PLC	303,095	3,509,748
Sabre Insurance Group PLC (b)	6,755,301	10,731,012
WH Smith PLC	329,610	6,520,096
Zegona Communications PLC (a)	30,559	19,779
TOTAL UNITED KINGDOM		93,566,326
United States of America - 65.2%
Abbott Laboratories	65,000	7,180,550
Accenture PLC Class A	19,000	5,325,510
Advanced Micro Devices, Inc. (a)	216,000	19,303,920
Alphabet, Inc. Class A (a)	518,000	55,602,120
Amazon.com, Inc. (a)	197,000	20,773,650
Analog Devices, Inc.	111,000	19,966,680
Apple, Inc.	412,000	69,908,160
Arcellx, Inc. (a)	64,000	2,731,520
Arista Networks, Inc. (a)	65,000	10,410,400
Arthur J. Gallagher & Co.	7,000	1,456,420
AutoZone, Inc. (a)	9,500	25,301,445
Block, Inc. Class A (a)	65,000	3,951,350
Booking Holdings, Inc. (a)	3,500	9,402,085
Boston Scientific Corp. (a)	126,000	6,567,120
Celsius Holdings, Inc. (a)	76,000	7,263,320
Chart Industries, Inc. (a)	50,000	6,655,000
Chubb Ltd.	114,600	23,098,776
Costco Wholesale Corp.	7,000	3,522,540
Crocs, Inc. (a)	12,000	1,484,040
Cummins, Inc. (c)	187,500	44,070,000
Deckers Outdoor Corp. (a)	77,855	37,319,016
Dick's Sporting Goods, Inc.	16,000	2,320,160
Eaton Corp. PLC	117,000	19,553,040
Eli Lilly & Co.	180,000	71,254,800
Enphase Energy, Inc. (a)	9,000	1,477,800
Estee Lauder Companies, Inc. Class A	51,000	12,582,720
First Solar, Inc. (a)	35,000	6,390,300
Fiserv, Inc. (a)	590,201	72,075,346
Freeport-McMoRan, Inc.	356,000	13,495,960
General Electric Co.	52,000	5,146,440
Gilead Sciences, Inc.	343,000	28,198,030
Hubbell, Inc. Class B	36,000	9,695,520
ICON PLC (a)	9,900	1,907,631
Ingersoll Rand, Inc.	107,000	6,101,140
Intuitive Surgical, Inc. (a)	17,000	5,120,740
J.B. Hunt Transport Services, Inc.	132,000	23,138,280
Knight-Swift Transportation Holdings, Inc. Class A	233,100	13,128,192
Lattice Semiconductor Corp. (a)	255,000	20,323,500
Legend Biotech Corp. ADR (a)	103,500	7,111,485
LGI Homes, Inc. (a)	79,000	9,385,200
Lowe's Companies, Inc.	26,000	5,403,580
lululemon athletica, Inc. (a)	7,800	2,963,454
Marsh & McLennan Companies, Inc.	26,000	4,684,940
Meta Platforms, Inc. Class A (a)	391,000	93,965,120
Micron Technology, Inc.	231,000	14,867,160
Microsoft Corp.	406,000	124,747,557
Morgan Stanley	87,000	7,827,390
Netflix, Inc. (a)	24,000	7,918,320
NVIDIA Corp.	227,000	62,990,230
Olin Corp.	97,000	5,373,800
onsemi (a)	19,000	1,367,240
Oracle Corp.	305,000	28,889,600
Parker Hannifin Corp.	57,000	18,518,160
Patrick Industries, Inc.	82,891	5,688,809
RHI Magnesita NV	83,122	2,360,877
Roblox Corp. (a)	130,000	4,628,000
Roche Holding AG (participation certificate)	48,651	15,234,584
S&P Global, Inc.	207,628	75,281,760
Salesforce, Inc. (a)	173,000	34,318,010
Sherwin-Williams Co.	28,000	6,651,120
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,300	601,047
Stripe, Inc. Class B (a)(d)(e)	10,000	201,300
Stryker Corp.	24,000	7,191,600
Tempur Sealy International, Inc.	155,000	5,807,850
Teradyne, Inc.	164,000	14,986,320
Tesla, Inc. (a)	145,000	23,824,950
The Cooper Companies, Inc.	2,000	762,900
The Travelers Companies, Inc.	123,339	22,341,626
TJX Companies, Inc.	679,000	53,518,780
UiPath, Inc. Class A (a)	69,000	971,520
United Airlines Holdings, Inc. (a)	16,000	700,800
United Rentals, Inc.	34,000	12,277,740
UnitedHealth Group, Inc.	89,000	43,796,010
Viking Therapeutics, Inc. (a)	179,764	3,830,771
Visa, Inc. Class A	117,000	27,229,410
Warner Bros Discovery, Inc.	344,000	4,681,840
Zimmer Biomet Holdings, Inc.	14,000	1,938,160
TOTAL UNITED STATES OF AMERICA		1,458,042,241
TOTAL COMMON STOCKS (Cost $1,809,477,720)		2,171,856,913

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (a)(d)(e)	14,425	2,870,575
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	138,905	1,232,087
		4,102,662
Ireland - 0.0%
Circle Internet Financial Ltd. Series F (d)(e)	23,730	612,471
United States of America - 0.0%
Instacart, Inc. Series I (a)(d)(e)	8,000	356,240
Stripe, Inc. Series H (a)(d)(e)	4,200	84,546
		440,786
TOTAL CONVERTIBLE PREFERRED STOCKS		5,155,919
Nonconvertible Preferred Stocks - 0.1%
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (a)(d)(e)	1,892	1,041,641
Series A (a)(d)(e)	473	260,410
Series B (a)(d)(e)	514	282,983
Series B2 (a)(d)(e)	416	229,029
Series C (a)(d)(e)	774	426,126
Series C1 (a)(d)(e)	163	89,740
Series D (a)(d)(e)	174	95,796
		2,425,725
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	2,824	220,749
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,646,474
TOTAL PREFERRED STOCKS (Cost $8,655,882)		7,802,393

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	53,035,038	53,045,645
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	20,252,577	20,254,603
TOTAL MONEY MARKET FUNDS (Cost $73,296,784)		73,300,248

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,891,430,386)	2,252,959,554
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(15,460,205)
NET ASSETS - 100.0%	2,237,499,349

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,871,497 or 2.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,477,954 or 0.4% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,580,608

Circle Internet Financial Ltd. Series F	5/09/22	999,982

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,972,888

Instacart, Inc. Series I	2/26/21	1,000,000

Kry International AB	5/14/21	212,376

Kry International AB Series E	5/14/21	1,291,057

Pine Labs Private Ltd.	6/30/21	295,305

Pine Labs Private Ltd. Series 1	6/30/21	705,451

Pine Labs Private Ltd. Series A	6/30/21	176,363

Pine Labs Private Ltd. Series B	6/30/21	191,650

Pine Labs Private Ltd. Series B2	6/30/21	155,110

Pine Labs Private Ltd. Series C	6/30/21	288,594

Pine Labs Private Ltd. Series C1	6/30/21	60,776

Pine Labs Private Ltd. Series D	6/30/21	64,878

Stripe, Inc. Class B	5/18/21	401,284

Stripe, Inc. Series H	3/15/21	168,525

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	15,584,500	561,034,661	523,573,517	712,650	81	(80)	53,045,645	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	7,256,240	92,391,691	79,393,328	67,815	-	-	20,254,603	0.1%
Total	22,840,740	653,426,352	602,966,845	780,465	81	(80)	73,300,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	217,730,811	194,347,135	20,513,101	2,870,575
Consumer Discretionary	336,537,824	262,241,789	74,296,035	-
Consumer Staples	83,239,140	59,153,911	23,677,448	407,781
Energy	37,579,910	28,708,839	8,871,071	-
Financials	394,814,148	317,148,961	77,052,716	612,471
Health Care	275,774,160	220,757,067	53,785,006	1,232,087
Industrials	256,541,359	225,376,821	31,164,538	-
Information Technology	493,722,872	457,058,941	33,257,350	3,406,581
Materials	65,002,239	44,030,165	20,972,074	-
Real Estate	18,716,843	5,602,973	13,113,870	-

Money Market Funds	73,300,248	73,300,248	-	-
Total Investments in Securities:	2,252,959,554	1,887,726,850	356,703,209	8,529,495

Net Unrealized Depreciation on Unfunded Commitments	(498,191)	-	-	(498,191)
Total	(498,191)	-	-	(498,191)
Fidelity® Worldwide Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,795,011) - See accompanying schedule:
Unaffiliated issuers (cost $1,818,133,602)	$2,179,659,306
Fidelity Central Funds (cost $73,296,784)	73,300,248

Total Investment in Securities (cost $1,891,430,386)		$2,252,959,554
Foreign currency held at value (cost $3,280,746)		3,280,402
Receivable for investments sold		20,050,980
Receivable for fund shares sold		586,160
Dividends receivable		2,879,340
Reclaims receivable		2,496,599
Distributions receivable from Fidelity Central Funds		210,988
Prepaid expenses		886
Other receivables		79,597
Total assets		2,282,544,506
Liabilities
Payable for investments purchased	$21,541,457
Unrealized depreciation on unfunded commitments	498,191
Payable for fund shares redeemed	1,385,823
Accrued management fee	759,196
Distribution and service plan fees payable	28,768
Other affiliated payables	323,803
Other payables and accrued expenses	253,316
Collateral on securities loaned	20,254,603
Total Liabilities		45,045,157
Commitments and contingent liabilities (see Commitments note)
Net Assets		$2,237,499,349
Net Assets consist of:
Paid in capital		$1,872,481,518
Total accumulated earnings (loss)		365,017,831
Net Assets		$2,237,499,349

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($73,825,545 ÷ 2,751,711 shares) (a)		$26.83
Maximum offering price per share (100/94.25 of $26.83)		$28.47
Class M :
Net Asset Value and redemption price per share ($16,352,601 ÷ 615,710 shares) (a)		$26.56
Maximum offering price per share (100/96.50 of $26.56)		$27.52
Class C :
Net Asset Value and offering price per share ($8,453,585 ÷ 334,402 shares) (a)		$25.28
Worldwide :
Net Asset Value , offering price and redemption price per share ($2,011,909,914 ÷ 73,620,452 shares)		$27.33
Class I :
Net Asset Value , offering price and redemption price per share ($41,875,150 ÷ 1,544,189 shares)		$27.12
Class Z :
Net Asset Value , offering price and redemption price per share ($85,082,554 ÷ 3,143,093 shares)		$27.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$16,779,595
Income from Fidelity Central Funds (including $67,815 from security lending)		780,465
Income before foreign taxes withheld		$17,560,060
Less foreign taxes withheld		(1,030,491)
Total Income		16,529,569
Expenses
Management fee
Basic fee	$7,038,755
Performance adjustment	(1,397,063)
Transfer agent fees	1,650,286
Distribution and service plan fees	170,086
Accounting fees	288,245
Custodian fees and expenses	38,888
Independent trustees' fees and expenses	7,169
Registration fees	81,602
Audit	48,991
Legal	3,470
Miscellaneous	4,889
Total expenses before reductions	7,935,318
Expense reductions	(50,272)
Total expenses after reductions		7,885,046
Net Investment income (loss)		8,644,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,950,891
Fidelity Central Funds	81
Foreign currency transactions	868,572
Total net realized gain (loss)		4,819,544
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $96,861)	202,199,555
Fidelity Central Funds	(80)
Unfunded commitments	(270,653)
Assets and liabilities in foreign currencies	276,043
Total change in net unrealized appreciation (depreciation)		202,204,865
Net gain (loss)		207,024,409
Net increase (decrease) in net assets resulting from operations		$215,668,932
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,644,523	$14,477,798
Net realized gain (loss)	4,819,544	145,952,644
Change in net unrealized appreciation (depreciation)	202,204,865	(1,000,391,802)
Net increase (decrease) in net assets resulting from operations	215,668,932	(839,961,360)
Distributions to shareholders	(124,836,814)	(362,130,555)
Share transactions - net increase (decrease)	44,424,784	68,731,196
Total increase (decrease) in net assets	135,256,902	(1,133,360,719)

Net Assets
Beginning of period	2,102,242,447	3,235,603,166
End of period	$2,237,499,349	$2,102,242,447

Financial Highlights
Fidelity Advisor® Worldwide Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.75	$40.06	$31.49	$27.36	$26.57	$27.28
Income from Investment Operations
Net investment income (loss) A,B	.07	.09	(.13)	(.05)	.11	.03
Net realized and unrealized gain (loss)	2.49	(9.90)	11.40	5.50	2.84	1.00
Total from investment operations	2.56	(9.81)	11.27	5.45	2.95	1.03
Distributions from net investment income	(.11)	(.07)	-	(.12)	(.02)	(.09)
Distributions from net realized gain	(1.37)	(4.43)	(2.70)	(1.20)	(2.14)	(1.65)
Total distributions	(1.48)	(4.50)	(2.70)	(1.32)	(2.16)	(1.74)
Net asset value, end of period	$26.83	$25.75	$40.06	$31.49	$27.36	$26.57
Total Return C,D,E	10.34%	(27.31)%	37.72%	20.72%	12.35%	3.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.01% H	1.21%	1.29%	1.34%	1.26%	1.23%
Expenses net of fee waivers, if any	1.01% H	1.21%	1.28%	1.34%	1.26%	1.23%
Expenses net of all reductions	1.01% H	1.21%	1.28%	1.33%	1.25%	1.22%
Net investment income (loss)	.52% H	.28%	(.34)%	(.18)%	.41%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$73,826	$68,608	$99,731	$63,690	$52,516	$42,947
Portfolio turnover rate I	137% H	137%	96%	112%	147%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Worldwide Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.44	$39.62	$31.19	$27.10	$26.39	$27.11
Income from Investment Operations
Net investment income (loss) A,B	.03	.01	(.22)	(.13)	.03	(.05)
Net realized and unrealized gain (loss)	2.48	(9.81)	11.29	5.46	2.82	1.00
Total from investment operations	2.51	(9.80)	11.07	5.33	2.85	.95
Distributions from net investment income	(.02)	-	-	(.04)	-	(.02)
Distributions from net realized gain	(1.37)	(4.38)	(2.64)	(1.20)	(2.14)	(1.65)
Total distributions	(1.39)	(4.38)	(2.64)	(1.24)	(2.14)	(1.67)
Net asset value, end of period	$26.56	$25.44	$39.62	$31.19	$27.10	$26.39
Total Return C,D,E	10.22%	(27.53)%	37.37%	20.40%	12.05%	3.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.27% H	1.47%	1.55%	1.61%	1.55%	1.52%
Expenses net of fee waivers, if any	1.27% H	1.47%	1.55%	1.61%	1.54%	1.52%
Expenses net of all reductions	1.26% H	1.47%	1.55%	1.61%	1.54%	1.51%
Net investment income (loss)	.27% H	.02%	(.61)%	(.45)%	.13%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,353	$15,275	$22,771	$17,387	$13,066	$12,746
Portfolio turnover rate I	137% H	137%	96%	112%	147%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Worldwide Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.33	$38.05	$30.14	$26.33	$25.82	$26.67
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.15)	(.39)	(.27)	(.10)	(.18)
Net realized and unrealized gain (loss)	2.35	(9.39)	10.88	5.28	2.75	.98
Total from investment operations	2.32	(9.54)	10.49	5.01	2.65	.80
Distributions from net realized gain	(1.37)	(4.18)	(2.58)	(1.20)	(2.14)	(1.65)
Total distributions	(1.37)	(4.18)	(2.58)	(1.20)	(2.14)	(1.65)
Net asset value, end of period	$25.28	$24.33	$38.05	$30.14	$26.33	$25.82
Total Return C,D,E	9.89%	(27.89)%	36.63%	19.76%	11.49%	3.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.81% H	2.00%	2.08%	2.14%	2.06%	2.01%
Expenses net of fee waivers, if any	1.81% H	2.00%	2.08%	2.14%	2.06%	2.01%
Expenses net of all reductions	1.81% H	2.00%	2.08%	2.13%	2.06%	2.00%
Net investment income (loss)	(.28)% H	(.51)%	(1.14)%	(.98)%	(.39)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,454	$8,517	$13,602	$11,677	$10,618	$12,744
Portfolio turnover rate I	137% H	137%	96%	112%	147%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Worldwide Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.26	$40.76	$31.97	$27.74	$26.90	$27.61
Income from Investment Operations
Net investment income (loss) A,B	.11	.18	(.02)	.03	.18	.11
Net realized and unrealized gain (loss)	2.54	(10.09)	11.58	5.58	2.89	1.00
Total from investment operations	2.65	(9.91)	11.56	5.61	3.07	1.11
Distributions from net investment income	(.21)	(.16)	(.02)	(.18)	(.09)	(.17)
Distributions from net realized gain	(1.37)	(4.43)	(2.75)	(1.20)	(2.14)	(1.65)
Total distributions	(1.58)	(4.59)	(2.77)	(1.38)	(2.23)	(1.82)
Net asset value, end of period	$27.33	$26.26	$40.76	$31.97	$27.74	$26.90
Total Return C,D	10.51%	(27.12)%	38.11%	21.07%	12.71%	4.23%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72% G	.92%	1.00%	1.05%	.99%	.94%
Expenses net of fee waivers, if any	.72% G	.92%	1.00%	1.05%	.99%	.94%
Expenses net of all reductions	.72% G	.92%	1.00%	1.05%	.98%	.93%
Net investment income (loss)	.81% G	.57%	(.06)%	.11%	.69%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$2,011,910	$1,899,788	$2,896,684	$2,217,129	$2,020,487	$2,112,988
Portfolio turnover rate H	137% G	137%	96%	112%	147%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Worldwide Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.04	$40.46	$31.77	$27.58	$26.77	$27.49
Income from Investment Operations
Net investment income (loss) A,B	.11	.17	(.03)	.03	.18	.11
Net realized and unrealized gain (loss)	2.53	(10.01)	11.49	5.55	2.86	.99
Total from investment operations	2.64	(9.84)	11.46	5.58	3.04	1.10
Distributions from net investment income	(.19)	(.16)	(.02)	(.19)	(.09)	(.18)
Distributions from net realized gain	(1.37)	(4.43)	(2.75)	(1.20)	(2.14)	(1.65)
Total distributions	(1.56)	(4.58) C	(2.77)	(1.39)	(2.23)	(1.82) C
Net asset value, end of period	$27.12	$26.04	$40.46	$31.77	$27.58	$26.77
Total Return D,E	10.52%	(27.13)%	38.06%	21.08%	12.70%	4.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.94%	1.02%	1.06%	.99%	.96%
Expenses net of fee waivers, if any	.72% H	.93%	1.02%	1.06%	.99%	.95%
Expenses net of all reductions	.72% H	.93%	1.02%	1.05%	.98%	.94%
Net investment income (loss)	.81% H	.56%	(.08)%	.10%	.69%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$41,875	$33,226	$86,852	$64,615	$44,754	$50,956
Portfolio turnover rate I	137% H	137%	96%	112%	147%	117%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Worldwide Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$26.05	$40.48	$31.76	$27.59	$26.78	$29.54
Income from Investment Operations
Net investment income (loss) B,C	.12	.21	.02	.07	.22	(.01)
Net realized and unrealized gain (loss)	2.52	(10.01)	11.50	5.53	2.86	(2.75)
Total from investment operations	2.64	(9.80)	11.52	5.60	3.08	(2.76)
Distributions from net investment income	(.25)	(.20)	(.05)	(.23)	(.13)	-
Distributions from net realized gain	(1.37)	(4.43)	(2.75)	(1.20)	(2.14)	-
Total distributions	(1.62)	(4.63)	(2.80)	(1.43)	(2.27)	-
Net asset value, end of period	$27.07	$26.05	$40.48	$31.76	$27.59	$26.78
Total Return D,E	10.56%	(27.05)%	38.27%	21.19%	12.85%	(9.34)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.61% H	.81%	.90%	.93%	.85%	.88% H
Expenses net of fee waivers, if any	.60% H	.81%	.90%	.93%	.84%	.88% H
Expenses net of all reductions	.60% H	.81%	.90%	.93%	.84%	.87% H
Net investment income (loss)	.93% H	.68%	.04%	.23%	.83%	(.27)% H
Supplemental Data
Net assets, end of period (000 omitted)	$85,083	$76,829	$115,963	$71,278	$205,197	$294
Portfolio turnover rate I	137% H	137%	96%	112%	147%	117%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Worldwide, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$443,592,646
Gross unrealized depreciation	(86,283,890)
Net unrealized appreciation (depreciation)	$357,308,756
Tax cost	$1,895,650,798

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Worldwide Fund	Stripe, Inc.	$999,995	$(498,191)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Worldwide Fund	1,467,234,797	1,572,999,793

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$88,443	$2,246
Class M	.25%	.25%	39,240	502
Class C	.75%	.25%	42,403	4,688
			$170,086	$7,436

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$46,017
Class M	1,515
Class C A	1,496
$49,028

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$68,889.19
Class M	16,168.21
Class C	10,471.25
Worldwide	1,509,241.15
Class I	28,504.16
Class Z	17,013.04
	$1,650,286
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Worldwide Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Diversified International Fund	$19,508

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Worldwide Fund	65,589,767	98,527,005	(227,602)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Worldwide Fund	$2,117

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Worldwide Fund	$7,834	$-	$-

8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$152
Class M	344
Class C	42
$538

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $49,734.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Worldwide Fund
Distributions to shareholders
Class A	$ 3,905,043	$11,246,925
Class M	825,955	2,460,774
Class C	473,638	1,484,213
Worldwide	112,981,740	323,847,724
Class I	1,950,914	9,721,033
Class Z	4,699,524	13,369,886
Total	$124,836,814	$362,130,555

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Worldwide Fund
Class A
Shares sold	196,082	425,346	$5,069,567	$13,150,315
Reinvestment of distributions	153,659	323,585	3,866,062	11,111,902
Shares redeemed	(262,917)	(573,433)	(6,816,824)	(17,987,153)
Net increase (decrease)	86,824	175,498	$2,118,805	$6,275,064
Class M
Shares sold	34,699	63,154	$888,583	$1,827,369
Reinvestment of distributions	32,920	71,924	820,689	2,446,862
Shares redeemed	(52,287)	(109,465)	(1,327,964)	(3,332,351)
Net increase (decrease)	15,332	25,613	$381,308	$941,880
Class C
Shares sold	19,840	49,629	$485,207	$1,443,792
Reinvestment of distributions	19,902	45,376	473,280	1,482,892
Shares redeemed	(55,451)	(102,345)	(1,344,668)	(2,936,201)
Net increase (decrease)	(15,709)	(7,340)	$(386,181)	$(9,517)
Worldwide
Shares sold	2,815,049	5,548,119	$73,948,827	$176,262,456
Reinvestment of distributions	4,190,088	8,857,534	107,266,234	309,393,660
Shares redeemed	(5,738,217)	(13,126,499)	(150,844,308)	(404,042,333)
Net increase (decrease)	1,266,920	1,279,154	$30,370,753	$81,613,783
Class I
Shares sold	531,386	391,287	$13,905,511	$11,850,826
Reinvestment of distributions	75,801	274,142	1,925,343	9,499,030
Shares redeemed	(338,879)	(1,536,108)	(8,731,352)	(45,074,681)
Net increase (decrease)	268,308	(870,679)	$7,099,502	$(23,724,825)
Class Z
Shares sold	338,982	785,358	$8,779,580	$23,797,734
Reinvestment of distributions	176,768	358,516	4,481,057	12,415,394
Shares redeemed	(322,310)	(1,058,983)	(8,420,040)	(32,578,317)
Net increase (decrease)	193,440	84,891	$4,840,597	$3,634,811
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Diversified International Fund
Fidelity® Diversified International Fund	.72%
Actual		$ 1,000	$ 1,205.30	$ 3.94
Hypothetical- B		$ 1,000	$ 1,021.22	$ 3.61
Class K	.61%
Actual		$ 1,000	$ 1,206.30	$ 3.34
Hypothetical- B		$ 1,000	$ 1,021.77	$ 3.06

Fidelity® International Capital Appreciation Fund	.86%
Actual		$ 1,000	$ 1,220.40	$ 4.73
Hypothetical- B		$ 1,000	$ 1,020.53	$ 4.31
Fidelity® Overseas Fund
Fidelity® Overseas Fund	.80%
Actual		$ 1,000	$ 1,241.10	$ 4.45
Hypothetical- B		$ 1,000	$ 1,020.83	$ 4.01
Class K	.69%
Actual		$ 1,000	$ 1,241.90	$ 3.84
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.46
Fidelity® Worldwide Fund
Class A	1.01%
Actual		$ 1,000	$ 1,103.40	$ 5.27
Hypothetical- B		$ 1,000	$ 1,019.79	$ 5.06
Class M	1.27%
Actual		$ 1,000	$ 1,102.20	$ 6.62
Hypothetical- B		$ 1,000	$ 1,018.50	$ 6.36
Class C	1.81%
Actual		$ 1,000	$ 1,098.90	$ 9.42
Hypothetical- B		$ 1,000	$ 1,015.82	$ 9.05
Fidelity® Worldwide Fund	.72%
Actual		$ 1,000	$ 1,105.10	$ 3.76
Hypothetical- B		$ 1,000	$ 1,021.22	$ 3.61
Class I	.72%
Actual		$ 1,000	$ 1,105.20	$ 3.76
Hypothetical- B		$ 1,000	$ 1,021.22	$ 3.61
Class Z	.60%
Actual		$ 1,000	$ 1,105.60	$ 3.13
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703569.125
IBD-SANN-0623
Fidelity® Global Commodity Stock Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	10.6
Teck Resources Ltd. Class B (sub. vtg.)	5.0
Corteva, Inc.	4.7
Canadian Natural Resources Ltd.	4.1
Cenovus Energy, Inc. (Canada)	4.0
Wheaton Precious Metals Corp.	3.8
Nutrien Ltd.	3.7
TotalEnergies SE	3.5
Glencore PLC	3.2
Shell PLC (London)	3.0
45.6

Industries (% of Fund's net assets)

Oil, Gas & Consumable Fuels	36.3
Metals & Mining	33.9
Chemicals	12.2
Food Products	6.4
Energy Equipment & Services	3.6
Paper & Forest Products	2.8
Containers & Packaging	1.0
Machinery	0.7
Electrical Equipment	0.5
Marine Transportation	0.5
Pharmaceuticals	0.5

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
Chemicals - 12.2%
Fertilizers & Agricultural Chemicals - 12.2%
CF Industries Holdings, Inc.	155,360	11,120,669
Corteva, Inc.	1,273,900	77,860,768
FMC Corp.	345,300	42,672,174
Icl Group Ltd.	625,000	3,831,609
Nutrien Ltd.	868,283	60,235,391
OCI NV	180,100	4,741,023
		200,461,634
Containers & Packaging - 1.0%
Metal, Glass & Plastic Containers - 0.6%
Crown Holdings, Inc.	105,900	9,084,102
Paper & Plastic Packaging Products & Materials - 0.4%
Smurfit Kappa Group PLC	178,200	6,585,867
TOTAL CONTAINERS & PACKAGING		15,669,969
Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
GrafTech International Ltd. (a)	1,852,981	8,727,541
Energy Equipment & Services - 3.6%
Oil & Gas Drilling - 2.3%
Diamond Offshore Drilling, Inc. (b)	869,000	9,984,810
Noble Corp. PLC	448,000	17,225,600
Seadrill Ltd.	20,800	747,524
Valaris Ltd. (b)	161,400	9,684,000
		37,641,934
Oil & Gas Equipment & Services - 1.3%
NOV, Inc.	236,600	3,963,050
Weatherford International PLC (b)	272,900	17,637,527
		21,600,577
TOTAL ENERGY EQUIPMENT & SERVICES		59,242,511
Food Products - 6.4%
Agricultural Products & Services - 6.4%
Archer Daniels Midland Co.	510,700	39,875,456
Bunge Ltd.	329,200	30,813,120
Darling Ingredients, Inc. (b)	413,800	24,650,066
Golden Agri-Resources Ltd.	1,637,500	338,657
Wilmar International Ltd.	3,210,100	9,481,729
		105,159,028
Machinery - 0.7%
Construction Machinery & Heavy Transportation Equipment - 0.4%
Epiroc AB (A Shares)	298,900	5,987,886
Industrial Machinery & Supplies & Components - 0.3%
Sandvik AB (a)	278,500	5,662,308
TOTAL MACHINERY		11,650,194
Marine Transportation - 0.5%
Marine Transportation - 0.5%
Kirby Corp. (b)	114,400	8,218,496
Metals & Mining - 33.9%
Copper - 6.2%
Antofagasta PLC	546,700	10,034,588
Capstone Copper Corp. (b)	195,500	919,168
First Quantum Minerals Ltd.	1,979,171	48,089,685
Freeport-McMoRan, Inc.	1,121,800	42,527,438
		101,570,879
Diversified Metals & Mining - 13.4%
Anglo American PLC (United Kingdom)	21,189	652,922
BHP Group Ltd. (London)	1,609,122	47,280,534
Glencore PLC	8,897,500	52,518,680
IGO Ltd.	295,625	2,722,377
Ivanhoe Mines Ltd. (b)	875,600	7,593,682
Rio Tinto PLC	285,781	18,167,783
Sigma Lithium Corp. (a)(b)	243,100	8,462,311
Sumitomo Metal Mining Co. Ltd.	8,700	321,106
Teck Resources Ltd. Class B (sub. vtg.)	1,759,900	81,977,554
		219,696,949
Gold - 8.2%
Agnico Eagle Mines Ltd. (Canada)	515,217	29,228,017
Alamos Gold, Inc.	1,237,700	15,995,960
Barrick Gold Corp. (Canada)	484,247	9,207,073
Franco-Nevada Corp.	60,871	9,236,344
Newcrest Mining Ltd.	423,786	8,092,139
Wheaton Precious Metals Corp.	1,260,900	62,214,389
		133,973,922
Precious Metals & Minerals - 0.3%
Anglo American Platinum Ltd. ADR (a)	146,700	1,487,538
Impala Platinum Holdings Ltd.	372,900	3,630,481
		5,118,019
Silver - 0.2%
MAG Silver Corp. (b)	312,600	4,065,404
Steel - 5.6%
Champion Iron Ltd. (a)	6,740,300	29,003,911
Reliance Steel & Aluminum Co.	168,500	41,754,300
Vale SA	1,415,400	20,545,122
		91,303,333
TOTAL METALS & MINING		555,728,506
Oil, Gas & Consumable Fuels - 36.3%
Integrated Oil & Gas - 23.1%
Cenovus Energy, Inc. (Canada) (a)	3,932,600	66,005,332
Exxon Mobil Corp.	1,473,100	174,326,650
Occidental Petroleum Corp.	400	24,612
Petroleo Brasileiro SA - Petrobras (ON)	2,391,400	12,786,928
Shell PLC (London)	1,575,100	48,399,945
Suncor Energy, Inc.	606,500	18,989,357
TotalEnergies SE (a)	910,100	58,155,338
		378,688,162
Oil & Gas Exploration & Production - 10.1%
Antero Resources Corp. (b)	1,480,112	34,027,775
Canadian Natural Resources Ltd.	1,102,500	67,182,640
Coterra Energy, Inc.	474,100	12,136,960
Hess Corp.	114,200	16,565,852
MEG Energy Corp. (b)	51,200	852,546
Ovintiv, Inc.	515,100	18,584,808
Range Resources Corp.	622,200	16,457,190
		165,807,771
Oil & Gas Storage & Transportation - 3.1%
Energy Transfer LP	1,332,100	17,157,448
Enterprise Products Partners LP	629,400	16,559,514
Targa Resources Corp.	218,600	16,510,858
		50,227,820
TOTAL OIL, GAS & CONSUMABLE FUELS		594,723,753
Paper & Forest Products - 2.8%
Forest Products - 1.4%
West Fraser Timber Co. Ltd.	316,800	22,915,009
Paper Products - 1.4%
Stora Enso Oyj (R Shares)	206,400	2,615,470
UPM-Kymmene Corp. (a)	614,300	19,562,328
		22,177,798
TOTAL PAPER & FOREST PRODUCTS		45,092,807
Pharmaceuticals - 0.5%
Pharmaceuticals - 0.5%
Bayer AG	134,400	8,869,899
TOTAL COMMON STOCKS (Cost $1,447,788,330)		1,613,544,338

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	31,196,074	31,202,313
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	45,653,825	45,658,391
TOTAL MONEY MARKET FUNDS (Cost $76,860,704)		76,860,704

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $1,524,649,034)	1,690,405,042
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(50,059,825)
NET ASSETS - 100.0%	1,640,345,217

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	32,028,909	416,851,569	417,678,165	483,758	-	-	31,202,313	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	20,391,450	631,740,769	606,473,828	120,800	-	-	45,658,391	0.1%
Total	52,420,359	1,048,592,338	1,024,151,993	604,558	-	-	76,860,704

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,613,544,338	1,396,205,396	217,338,942	-

Money Market Funds	76,860,704	76,860,704	-	-
Total Investments in Securities:	1,690,405,042	1,473,066,100	217,338,942	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $43,200,638) - See accompanying schedule:
Unaffiliated issuers (cost $1,447,788,330)	$1,613,544,338
Fidelity Central Funds (cost $76,860,704)	76,860,704

Total Investment in Securities (cost $1,524,649,034)		$1,690,405,042
Foreign currency held at value (cost $242,595)		242,592
Receivable for investments sold		24,226,304
Receivable for fund shares sold		1,199,241
Dividends receivable		3,537,757
Distributions receivable from Fidelity Central Funds		69,764
Prepaid expenses		589
Other receivables		9,265
Total assets		1,719,690,554
Liabilities
Payable for investments purchased	$28,299,485
Payable for fund shares redeemed	3,997,933
Accrued management fee	966,526
Distribution and service plan fees payable	64,684
Other affiliated payables	313,596
Other payables and accrued expenses	44,722
Collateral on securities loaned	45,658,391
Total Liabilities		79,345,337
Net Assets		$1,640,345,217
Net Assets consist of:
Paid in capital		$1,669,472,907
Total accumulated earnings (loss)		(29,127,690)
Net Assets		$1,640,345,217

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($124,167,449 ÷ 6,717,143 shares) (a)		$18.49
Maximum offering price per share (100/94.25 of $18.49)		$19.62
Class M :
Net Asset Value and redemption price per share ($23,680,650 ÷ 1,282,967 shares) (a)		$18.46
Maximum offering price per share (100/96.50 of $18.46)		$19.13
Class C :
Net Asset Value and offering price per share ($32,736,766 ÷ 1,786,560 shares) (a)		$18.32
Global Commodity Stock :
Net Asset Value , offering price and redemption price per share ($728,795,853 ÷ 39,355,116 shares)		$18.52
Class I :
Net Asset Value , offering price and redemption price per share ($495,418,326 ÷ 26,770,850 shares)		$18.51
Class Z :
Net Asset Value , offering price and redemption price per share ($235,546,173 ÷ 12,737,154 shares)		$18.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$30,653,131
Income from Fidelity Central Funds (including $120,800 from security lending)		604,558
Income before foreign taxes withheld		$31,257,689
Less foreign taxes withheld		(1,979,245)
Total Income		29,278,444
Expenses
Management fee	$6,291,513
Transfer agent fees	1,621,556
Distribution and service plan fees	407,879
Accounting fees	393,154
Custodian fees and expenses	45,177
Independent trustees' fees and expenses	5,422
Registration fees	174,119
Audit	25,864
Legal	1,471
Interest	12,928
Miscellaneous	3,623
Total expenses before reductions	8,982,706
Expense reductions	(68,683)
Total expenses after reductions		8,914,023
Net Investment income (loss)		20,364,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	299,633
Foreign currency transactions	32,418
Total net realized gain (loss)		332,051
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(93,594,641)
Assets and liabilities in foreign currencies	15,553
Total change in net unrealized appreciation (depreciation)		(93,579,088)
Net gain (loss)		(93,247,037)
Net increase (decrease) in net assets resulting from operations		$(72,882,616)
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,364,421	$36,916,447
Net realized gain (loss)	332,051	(11,614,714)
Change in net unrealized appreciation (depreciation)	(93,579,088)	103,859,568
Net increase (decrease) in net assets resulting from operations	(72,882,616)	129,161,301
Distributions to shareholders	(34,691,564)	(25,407,967)
Share transactions - net increase (decrease)	(67,197,403)	953,160,143
Total increase (decrease) in net assets	(174,771,583)	1,056,913,477

Net Assets
Beginning of period	1,815,116,800	758,203,323
End of period	$1,640,345,217	$1,815,116,800

Financial Highlights
Fidelity Advisor® Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.50	$16.35	$10.80	$12.14	$12.42	$12.56
Income from Investment Operations
Net investment income (loss) A,B	.19	.47	.48	.28	.35	.21
Net realized and unrealized gain (loss)	(.88)	3.19	5.24	(1.26)	(.41)	(.22)
Total from investment operations	(.69)	3.66	5.72	(.98)	(.06)	(.01)
Distributions from net investment income	(.32)	(.51)	(.17)	(.36)	(.20)	(.09)
Distributions from net realized gain	-	-	-	-	(.02)	(.05)
Total distributions	(.32)	(.51)	(.17)	(.36)	(.22)	(.13) C
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$18.49	$19.50	$16.35	$10.80	$12.14	$12.42
Total Return E,F,G	(3.59)%	23.27%	53.37%	(8.39)%	(.44)%	(.05)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.19% J	1.19%	1.23%	1.31%	1.29%	1.28%
Expenses net of fee waivers, if any	1.19% J	1.19%	1.22%	1.31%	1.28%	1.28%
Expenses net of all reductions	1.19% J	1.19%	1.22%	1.29%	1.28%	1.27%
Net investment income (loss)	1.97% J	2.53%	3.18%	2.53%	2.86%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$124,167	$128,363	$45,343	$20,453	$25,779	$27,258
Portfolio turnover rate K	151% J	42%	37%	40%	55%	70%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Commodity Stock Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.46	$16.32	$10.78	$12.12	$12.39	$12.53
Income from Investment Operations
Net investment income (loss) A,B	.16	.42	.44	.25	.31	.16
Net realized and unrealized gain (loss)	(.88)	3.19	5.24	(1.27)	(.40)	(.20)
Total from investment operations	(.72)	3.61	5.68	(1.02)	(.09)	(.04)
Distributions from net investment income	(.28)	(.47)	(.14)	(.32)	(.16)	(.06)
Distributions from net realized gain	-	-	-	-	(.02)	(.05)
Total distributions	(.28)	(.47)	(.14)	(.32)	(.18)	(.10) C
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$18.46	$19.46	$16.32	$10.78	$12.12	$12.39
Total Return E,F,G	(3.75)%	22.93%	52.97%	(8.72)%	(.70)%	(.30)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.46% J	1.46%	1.52%	1.59%	1.59%	1.59%
Expenses net of fee waivers, if any	1.45% J	1.46%	1.52%	1.59%	1.59%	1.59%
Expenses net of all reductions	1.45% J	1.46%	1.52%	1.58%	1.59%	1.58%
Net investment income (loss)	1.71% J	2.26%	2.88%	2.24%	2.55%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$23,681	$24,513	$8,888	$4,378	$5,416	$7,200
Portfolio turnover rate K	151% J	42%	37%	40%	55%	70%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.29	$16.17	$10.68	$11.99	$12.26	$12.39
Income from Investment Operations
Net investment income (loss) A,B	.12	.33	.37	.20	.26	.11
Net realized and unrealized gain (loss)	(.88)	3.18	5.20	(1.26)	(.41)	(.19)
Total from investment operations	(.76)	3.51	5.57	(1.06)	(.15)	(.08)
Distributions from net investment income	(.21)	(.39)	(.08)	(.25)	(.11)	-
Distributions from net realized gain	-	-	-	-	(.02)	(.05)
Total distributions	(.21)	(.39)	(.08)	(.25)	(.12) C	(.05)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$18.32	$19.29	$16.17	$10.68	$11.99	$12.26
Total Return E,F,G	(4.00)%	22.34%	52.30%	(9.11)%	(1.16)%	(.67)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.94% J	1.94%	1.97%	2.05%	2.02%	2.00%
Expenses net of fee waivers, if any	1.94% J	1.93%	1.96%	2.04%	2.02%	1.99%
Expenses net of all reductions	1.94% J	1.93%	1.96%	2.03%	2.01%	1.98%
Net investment income (loss)	1.22% J	1.78%	2.44%	1.79%	2.13%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$32,737	$34,984	$11,020	$7,871	$11,294	$20,793
Portfolio turnover rate K	151% J	42%	37%	40%	55%	70%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Global Commodity Stock Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.55	$16.39	$10.82	$12.15	$12.44	$12.59
Income from Investment Operations
Net investment income (loss) A,B	.21	.52	.53	.31	.37	.23
Net realized and unrealized gain (loss)	(.88)	3.19	5.26	(1.26)	(.41)	(.20)
Total from investment operations	(.67)	3.71	5.79	(.95)	(.04)	.03
Distributions from net investment income	(.36)	(.55)	(.22)	(.38)	(.23)	(.13)
Distributions from net realized gain	-	-	-	-	(.02)	(.05)
Total distributions	(.36)	(.55)	(.22)	(.38)	(.25)	(.18)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$18.52	$19.55	$16.39	$10.82	$12.15	$12.44
Total Return D,E	(3.53)%	23.57%	53.95%	(8.16)%	(.23)%	.23%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.94%	.94%	1.02%	1.06%	1.08%
Expenses net of fee waivers, if any	.95% H	.94%	.94%	1.02%	1.06%	1.08%
Expenses net of all reductions	.95% H	.94%	.94%	1.00%	1.06%	1.06%
Net investment income (loss)	2.20% H	2.78%	3.46%	2.82%	3.08%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$728,796	$893,636	$546,863	$176,718	$257,011	$369,563
Portfolio turnover rate I	151% H	42%	37%	40%	55%	70%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.54	$16.39	$10.81	$12.16	$12.45	$12.60
Income from Investment Operations
Net investment income (loss) A,B	.21	.52	.53	.32	.39	.25
Net realized and unrealized gain (loss)	(.87)	3.19	5.25	(1.26)	(.41)	(.21)
Total from investment operations	(.66)	3.71	5.78	(.94)	(.02)	.04
Distributions from net investment income	(.37)	(.56)	(.20)	(.41)	(.25)	(.14)
Distributions from net realized gain	-	-	-	-	(.02)	(.05)
Total distributions	(.37)	(.56)	(.20)	(.41)	(.27)	(.19)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$18.51	$19.54	$16.39	$10.81	$12.16	$12.45
Total Return D,E	(3.48)%	23.56%	53.97%	(8.11)%	(.06)%	.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92% H	.92%	.93%	.95%	.92%	.93%
Expenses net of fee waivers, if any	.92% H	.92%	.93%	.95%	.92%	.93%
Expenses net of all reductions	.92% H	.92%	.93%	.93%	.91%	.91%
Net investment income (loss)	2.23% H	2.80%	3.48%	2.88%	3.23%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$495,418	$499,191	$85,252	$33,185	$102,633	$117,981
Portfolio turnover rate I	151% H	42%	37%	40%	55%	70%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global Commodity Stock Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$19.53	$16.38	$10.81	$12.16	$12.46	$13.84
Income from Investment Operations
Net investment income (loss) B,C	.23	.54	.56	.34	.39	(.01)
Net realized and unrealized gain (loss)	(.89)	3.19	5.23	(1.26)	(.40)	(1.37)
Total from investment operations	(.66)	3.73	5.79	(.92)	(.01)	(1.38)
Distributions from net investment income	(.38)	(.58)	(.22)	(.43)	(.27)	-
Distributions from net realized gain	-	-	-	-	(.02)	-
Total distributions	(.38)	(.58)	(.22)	(.43)	(.29)	-
Net asset value, end of period	$18.49	$19.53	$16.38	$10.81	$12.16	$12.46
Total Return D,E	(3.45)%	23.72%	54.07%	(7.99)%	.03%	(9.97)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.79% H	.79%	.80%	.85%	.83%	.89% H
Expenses net of fee waivers, if any	.79% H	.79%	.80%	.84%	.83%	.89% H
Expenses net of all reductions	.79% H	.79%	.80%	.83%	.82%	.87% H
Net investment income (loss)	2.37% H	2.93%	3.60%	2.99%	3.32%	(.70)% H
Supplemental Data
Net assets, end of period (000 omitted)	$235,546	$234,430	$60,837	$16,505	$104,489	$5,118
Portfolio turnover rate I	151% H	42%	37%	40%	55%	70%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Commodity Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$222,932,386
Gross unrealized depreciation	(65,503,660)
Net unrealized appreciation (depreciation)	$157,428,726
Tax cost	$1,532,976,316

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(61,986,325)
Long-term	(122,480,238)
Total capital loss carryforward	$(184,466,563)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Commodity Stock Fund	1,372,871,593	1,460,464,120

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$168,190	$12,622
Class M	.25%	.25%	62,904	791
Class C	.75%	.25%	176,785	75,773
			$407,879	$89,186

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$131,680
Class M	3,526
Class C A	4,697
$139,903

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$128,198.19
Class M	27,025.22
Class C	33,496.19
Global Commodity Stock	892,662.21
Class I	486,315.17
Class Z	53,860.04
	$1,621,556

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global Commodity Stock Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Global Commodity Stock Fund	$21,233

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Global Commodity Stock Fund	Borrower	$9,585,300	4.86%	$12,928

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Global Commodity Stock Fund	57,337,688	46,867,482	(3,824,073)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Global Commodity Stock Fund	$1,853

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Global Commodity Stock Fund	$13,515	$-	$-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example   the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.45%	$1,504
Global Commodity Stock	.95%	24,651
		$26,155

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $166. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	121
Class C	7
$128

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $42,234.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Global Commodity Stock Fund
Distributions to shareholders
Class A	$2,247,696	$1,448,690
Class M	366,393	259,454
Class C	382,649	264,183
Global Commodity Stock	16,441,380	18,171,488
Class I	10,386,346	3,064,346
Class Z	4,867,100	2,199,806
Total	$34,691,564	$25,407,967

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Global Commodity Stock Fund
Class A
Shares sold	1,307,233	5,245,104	$25,440,094	$102,330,553
Reinvestment of distributions	115,956	93,881	2,236,781	1,435,437
Shares redeemed	(1,287,539)	(1,530,075)	(24,366,674)	(28,265,460)
Net increase (decrease)	135,650	3,808,910	$3,310,201	$75,500,530
Class M
Shares sold	173,322	994,128	$3,371,035	$18,969,401
Reinvestment of distributions	18,802	16,878	362,695	258,240
Shares redeemed	(168,825)	(295,956)	(3,190,134)	(5,535,121)
Net increase (decrease)	23,299	715,050	$543,596	$13,692,520
Class C
Shares sold	267,044	1,526,059	$5,192,991	$29,910,914
Reinvestment of distributions	19,865	17,324	381,017	263,849
Shares redeemed	(313,589)	(411,550)	(5,919,218)	(7,532,050)
Net increase (decrease)	(26,680)	1,131,833	$(345,210)	$22,642,713
Global Commodity Stock
Shares sold	10,826,615	37,700,647	$212,425,121	$735,708,594
Reinvestment of distributions	741,996	1,053,837	14,327,947	16,113,170
Shares redeemed	(17,930,384)	(26,409,632)	(344,612,797)	(482,758,151)
Net increase (decrease)	(6,361,773)	12,344,852	$(117,859,729)	$269,063,613
Class I
Shares sold	12,226,292	29,119,851	$238,837,159	$566,732,834
Reinvestment of distributions	528,030	198,222	10,190,979	3,028,836
Shares redeemed	(11,529,104)	(8,975,269)	(218,278,054)	(163,585,245)
Net increase (decrease)	1,225,218	20,342,804	$30,750,084	$406,176,425
Class Z
Shares sold	3,925,536	12,915,308	$76,320,194	$249,174,298
Reinvestment of distributions	213,545	129,470	4,115,012	1,975,709
Shares redeemed	(3,404,407)	(4,757,037)	(64,031,551)	(85,065,665)
Net increase (decrease)	734,674	8,287,741	$16,403,655	$166,084,342

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Global Commodity Stock Fund
Class A	1.19%
Actual		$ 1,000	$ 964.10	$ 5.80
Hypothetical- B		$ 1,000	$ 1,018.89	$ 5.96
Class M	1.45%
Actual		$ 1,000	$ 962.50	$ 7.06
Hypothetical- B		$ 1,000	$ 1,017.60	$ 7.25
Class C	1.94%
Actual		$ 1,000	$ 960.00	$ 9.43
Hypothetical- B		$ 1,000	$ 1,015.17	$ 9.69
Fidelity® Global Commodity Stock Fund	.95%
Actual		$ 1,000	$ 964.70	$ 4.63
Hypothetical- B		$ 1,000	$ 1,020.08	$ 4.76
Class I	.92%
Actual		$ 1,000	$ 965.20	$ 4.48
Hypothetical- B		$ 1,000	$ 1,020.23	$ 4.61
Class Z	.79%
Actual		$ 1,000	$ 965.50	$ 3.85
Hypothetical- B		$ 1,000	$ 1,020.88	$ 3.96

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.879383.114
GCS-SANN-0623
Fidelity® Total International Equity Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.7
Tencent Holdings Ltd. (China, Interactive Media & Services)	2.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.9
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.7
Canadian Pacific Kansas City Ltd. (Canada, Ground Transportation)	1.6
Linde PLC (United States of America, Chemicals)	1.5
Nestle SA (Reg. S) (United States of America, Food Products)	1.5
Housing Development Finance Corp. Ltd. (India, Financial Services)	1.3
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	1.3
18.3

Market Sectors (% of Fund's net assets)

Financials	22.6
Industrials	19.3
Information Technology	13.0
Consumer Discretionary	11.7
Materials	10.2
Health Care	5.9
Energy	5.7
Communication Services	4.2
Consumer Staples	2.5
Utilities	0.5
Real Estate	0.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.0%
	Shares	Value ($)
Australia - 2.7%
BHP Group Ltd.	90,530	2,686,704
Flutter Entertainment PLC (a)	1,126	225,213
Glencore PLC	235,491	1,390,017
Imdex Ltd.	43,461	60,056
Macquarie Group Ltd.	7,862	959,100
National Australia Bank Ltd.	19,539	376,148
Steadfast Group Ltd.	17,941	70,731
Woodside Energy Group Ltd.	29,331	665,530
TOTAL AUSTRALIA		6,433,499
Belgium - 0.6%
Azelis Group NV	14,444	342,191
KBC Ancora	2,719	130,808
KBC Group NV	10,243	731,156
UCB SA	3,542	329,485
TOTAL BELGIUM		1,533,640
Brazil - 0.4%
Localiza Rent a Car SA	72,403	842,074
Localiza Rent a Car SA rights 5/11/23 (a)	323	1,111
TOTAL BRAZIL		843,185
Canada - 7.2%
Barrick Gold Corp.	79,265	1,509,206
CAE, Inc. (a)	57,079	1,284,525
Cameco Corp.	30,670	843,235
Canadian Natural Resources Ltd.	15,965	972,853
Canadian Pacific Kansas City Ltd.	47,229	3,722,964
Constellation Software, Inc.	921	1,802,654
Franco-Nevada Corp.	8,761	1,329,362
McCoy Global, Inc. (a)	7,000	7,957
Nutrien Ltd.	22,314	1,547,989
Osisko Gold Royalties Ltd.	3,688	59,940
Pason Systems, Inc.	5,003	43,573
Richelieu Hardware Ltd.	22,967	690,612
Suncor Energy, Inc.	41,159	1,288,678
The Toronto-Dominion Bank (b)	35,467	2,148,413
TOTAL CANADA		17,251,961
Chile - 0.4%
Antofagasta PLC	51,476	944,833
China - 9.8%
Alibaba Group Holding Ltd. (a)	185,082	1,956,988
BeiGene Ltd. ADR (a)	3,253	829,385
China Life Insurance Co. Ltd. (H Shares)	1,600,125	3,074,089
Chlitina Holding Ltd.	9,200	65,620
Guangzhou Automobile Group Co. Ltd. (H Shares)	923,356	576,282
Haier Smart Home Co. Ltd. (A Shares)	595,300	2,046,875
Hansoh Pharmaceutical Group Co. Ltd. (c)	517,285	943,685
Industrial & Commercial Bank of China Ltd. (H Shares)	2,267,664	1,220,013
JD.com, Inc. Class A	58,953	1,052,184
Li Ning Co. Ltd.	75,182	537,673
Meituan Class B (a)(c)	113,512	1,939,972
Shangri-La Asia Ltd. (a)	807,298	744,745
Shenzhen Inovance Technology Co. Ltd. (A Shares)	140,100	1,254,863
Sunny Optical Technology Group Co. Ltd.	83,074	877,869
Tencent Holdings Ltd.	128,221	5,695,079
Tsingtao Brewery Co. Ltd. (H Shares)	64,767	693,372
TOTAL CHINA		23,508,694
Denmark - 1.4%
DSV A/S	2,603	488,892
Novo Nordisk A/S Series B	13,289	2,210,685
Spar Nord Bank A/S	3,579	58,041
Vestas Wind Systems A/S	20,041	554,546
TOTAL DENMARK		3,312,164
Egypt - 0.0%
Integrated Diagnostics Holdings PLC (c)	60,949	27,488
Finland - 0.6%
Kone OYJ (B Shares)	7,297	415,697
Musti Group OYJ	3,187	65,986
Sampo Oyj (A Shares)	16,951	858,455
TOTAL FINLAND		1,340,138
France - 8.7%
Adevinta ASA Class B (a)	22,150	170,432
Air Liquide SA	5,362	964,571
Airbus Group NV (b)	15,781	2,209,886
ALTEN	2,502	424,571
AXA SA	44,456	1,451,051
BNP Paribas SA	19,679	1,271,527
Capgemini SA	3,047	553,650
Edenred SA	15,716	1,020,345
Euroapi SASU	459	5,510
Laurent-Perrier Group SA	469	63,565
Lectra	8,553	278,024
Legrand SA	12,547	1,184,849
LISI	3,559	100,787
LVMH Moet Hennessy Louis Vuitton SE	4,706	4,526,614
Safran SA	13,496	2,098,895
Teleperformance	1,400	278,913
TotalEnergies SE (b)	41,675	2,663,030
Vetoquinol SA	1,238	121,273
VINCI SA (b)	5,797	716,702
Vivendi SA (b)	49,329	541,056
TOTAL FRANCE		20,645,251
Germany - 4.2%
Bayer AG	13,509	891,544
Covestro AG (c)	9,215	404,266
CTS Eventim AG	5,036	330,730
Deutsche Borse AG	6,046	1,153,024
Deutsche Post AG	16,255	781,859
Hannover Reuck SE	4,336	924,990
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,396	898,972
Nexus AG	1,420	81,364
Rheinmetall AG	4,226	1,236,335
RWE AG	20,805	975,460
Scout24 AG (c)	1,401	87,223
Siemens AG	10,970	1,808,210
Stabilus Se	1,031	67,255
Vonovia SE	20,751	450,058
TOTAL GERMANY		10,091,290
Greece - 0.7%
National Bank of Greece SA (a)	300,374	1,568,855
Hong Kong - 1.7%
AIA Group Ltd.	230,018	2,504,223
Pacific Basin Shipping Ltd.	1,658,000	576,912
Prudential PLC	60,966	932,843
TOTAL HONG KONG		4,013,978
Hungary - 0.5%
Richter Gedeon PLC	53,390	1,288,419
India - 4.0%
Axis Bank Ltd.	113,658	1,201,030
Bharat Heavy Electricals Ltd.	786,593	757,692
Embassy Office Parks (REIT)	13,300	53,675
Housing Development Finance Corp. Ltd.	90,554	3,088,598
Indian Energy Exchange Ltd. (a)(c)	29,319	56,380
Kotak Mahindra Bank Ltd.	13,798	328,740
Larsen & Toubro Ltd.	46,599	1,352,446
Reliance Industries Ltd.	2,800	83,240
Reliance Industries Ltd. GDR (c)	12,081	720,028
Shree Cement Ltd.	2,976	888,271
Solar Industries India Ltd.	22,724	1,065,760
TOTAL INDIA		9,595,860
Indonesia - 0.4%
PT Bank Rakyat Indonesia (Persero) Tbk	1,256,307	437,797
PT United Tractors Tbk	255,716	504,803
TOTAL INDONESIA		942,600
Ireland - 1.5%
AerCap Holdings NV (a)	1,652	93,107
Bank of Ireland Group PLC	62,371	643,968
Cairn Homes PLC	48,104	54,772
CRH PLC	20,373	983,078
CRH PLC sponsored ADR	27,486	1,333,071
Irish Residential Properties REIT PLC	34,729	39,492
Ryanair Holdings PLC sponsored ADR (a)	5,613	536,547
TOTAL IRELAND		3,684,035
Israel - 0.4%
Ituran Location & Control Ltd.	3,915	81,432
Maytronics Ltd.	2,524	26,364
NICE Ltd. sponsored ADR (a)	4,486	915,189
Tel Aviv Stock Exchange Ltd.	7,900	36,373
TOTAL ISRAEL		1,059,358
Italy - 1.3%
Enel SpA	20,300	138,692
Eni SpA	66,346	1,002,316
Interpump Group SpA	14,603	812,276
Mediobanca SpA	57,318	614,534
Prada SpA	80,900	595,641
TOTAL ITALY		3,163,459
Japan - 11.7%
Ai Holdings Corp.	1,450	25,385
Aoki Super Co. Ltd.	1,900	33,696
Artnature, Inc.	5,300	30,485
Aucnet, Inc.	3,400	39,770
Azbil Corp.	38,665	1,081,335
Broadleaf Co. Ltd.	27,600	87,068
Central Automotive Products Ltd.	1,100	23,387
Curves Holdings Co. Ltd.	22,300	130,012
Daiichi Sankyo Kabushiki Kaisha	2,077	71,271
Daiichikosho Co. Ltd.	8,200	147,011
Daikokutenbussan Co. Ltd.	700	28,025
DENSO Corp.	14,642	883,844
Digital Hearts Holdings Co. Ltd.	3,600	39,003
FANUC Corp.	14,500	489,683
Fast Retailing Co. Ltd.	2,573	609,291
FUJIFILM Holdings Corp.	10,094	526,099
Fujitec Co. Ltd.	2,200	58,606
Fujitsu Ltd.	3,866	515,250
Funai Soken Holdings, Inc.	3,250	62,301
Goldcrest Co. Ltd.	6,560	87,935
Hitachi Ltd.	28,263	1,563,358
Hoya Corp.	13,429	1,408,098
Ibiden Co. Ltd.	6,912	271,961
INPEX Corp.	32,213	352,509
Itochu Corp.	28,948	960,346
Keyence Corp.	4,984	2,247,566
Kobayashi Pharmaceutical Co. Ltd.	1,600	99,843
Koshidaka Holdings Co. Ltd.	16,300	137,995
Kusuri No Aoki Holdings Co. Ltd.	1,000	47,984
Lasertec Corp.	4,950	673,428
Medikit Co. Ltd.	3,300	57,272
Minebea Mitsumi, Inc.	25,202	466,707
Miroku Jyoho Service Co., Ltd.	2,400	29,978
Misumi Group, Inc.	38,724	976,898
Mitsubishi Estate Co. Ltd.	28,594	352,401
Mitsubishi UFJ Financial Group, Inc.	190,172	1,190,388
Mitsuboshi Belting Ltd.	1,200	34,380
Nagaileben Co. Ltd.	7,400	115,112
Nihon Parkerizing Co. Ltd.	18,500	144,803
NOF Corp.	1,890	86,357
NS Tool Co. Ltd.	6,600	55,023
NSD Co. Ltd.	4,800	88,303
OBIC Co. Ltd.	1,450	223,409
ORIX Corp.	44,841	762,859
OSG Corp.	20,480	287,697
Paramount Bed Holdings Co. Ltd.	2,400	42,559
ProNexus, Inc.	5,100	37,464
Recruit Holdings Co. Ltd.	40,100	1,124,950
Renesas Electronics Corp. (a)	48,220	628,425
San-Ai Obbli Co. Ltd.	6,300	66,377
Shin-Etsu Chemical Co. Ltd.	34,990	998,468
SHO-BOND Holdings Co. Ltd.	16,680	712,836
Shoei Co. Ltd.	6,800	126,147
SK Kaken Co. Ltd.	420	133,550
SoftBank Group Corp.	10,864	407,426
Software Service, Inc.	800	51,267
Sony Group Corp.	6,174	558,585
Sumitomo Mitsui Financial Group, Inc.	25,934	1,060,017
Suzuki Motor Corp.	18,396	641,441
Techno Medica Co. Ltd.	500	6,595
The Monogatari Corp.	3,160	66,422
TIS, Inc.	13,774	378,230
Tocalo Co. Ltd.	4,800	45,078
Tokio Marine Holdings, Inc.	44,339	891,526
Toyota Motor Corp.	132,923	1,825,038
USS Co. Ltd.	27,100	455,388
YAKUODO Holdings Co. Ltd.	2,600	47,526
TOTAL JAPAN		27,909,447
Kenya - 0.1%
Safaricom Ltd.	1,488,945	180,644
Korea (South) - 4.2%
BGF Retail Co. Ltd.	491	68,528
Hyundai Mipo Dockyard Co. Ltd. (a)	10,552	581,071
Hyundai Motor Co. Ltd.	7,995	1,184,763
Korea Aerospace Industries Ltd.	35,636	1,464,360
POSCO	3,283	929,472
Samsung Electronics Co. Ltd.	115,662	5,693,299
TOTAL KOREA (SOUTH)		9,921,493
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	17,958	508,747
Mexico - 0.5%
Grupo Financiero Banorte S.A.B. de CV Series O	62,027	536,386
Wal-Mart de Mexico SA de CV Series V	184,772	744,966
TOTAL MEXICO		1,281,352
Netherlands - 3.5%
Aalberts Industries NV	12,075	555,901
ASML Holding NV (Netherlands)	6,400	4,044,414
BE Semiconductor Industries NV	1,134	101,639
IMCD NV	3,740	561,295
Shell PLC ADR	47,948	2,971,817
Universal Music Group NV	10,273	224,246
TOTAL NETHERLANDS		8,459,312
Norway - 0.2%
Kongsberg Gruppen ASA	4,725	211,841
Medistim ASA	1,929	47,605
Schibsted ASA (B Shares)	12,781	206,999
Volue A/S (a)	10,613	17,926
TOTAL NORWAY		484,371
Peru - 0.4%
Credicorp Ltd. (United States)	7,815	1,058,776
Russia - 0.1%
LUKOIL PJSC sponsored ADR (a)(d)	15,040	4,255
Sberbank of Russia sponsored ADR (a)(d)	62,556	1,114
Yandex NV Series A (a)(d)	15,421	117,200
TOTAL RUSSIA		122,569
Singapore - 0.4%
United Overseas Bank Ltd.	43,682	927,717
South Africa - 1.7%
Absa Group Ltd.	100,354	974,546
Anglo American PLC (United Kingdom)	25,108	773,682
Clicks Group Ltd.	13,000	189,992
Impala Platinum Holdings Ltd.	104,324	1,015,678
MTN Group Ltd.	137,013	961,132
Thungela Resources Ltd. (b)	4,647	43,158
TOTAL SOUTH AFRICA		3,958,188
Spain - 1.4%
Amadeus IT Holding SA Class A (a)	23,421	1,646,146
Banco Santander SA (Spain) (b)	366,673	1,287,464
Cellnex Telecom SA (c)	7,098	298,854
Fluidra SA	2,001	34,242
Unicaja Banco SA (c)	147,836	149,787
TOTAL SPAIN		3,416,493
Sweden - 3.4%
Addlife AB	7,452	88,072
AddTech AB (B Shares)	25,409	507,930
Alleima AB	2,191	11,234
ASSA ABLOY AB (B Shares)	44,792	1,065,306
Atlas Copco AB (A Shares)	144,742	2,090,316
Autoliv, Inc.	8,407	721,405
Bergman & Beving AB (B Shares)	5,000	70,209
Epiroc AB (A Shares)	53,359	1,068,945
Hemnet Group AB	6,282	102,913
Investor AB (B Shares)	51,133	1,095,951
INVISIO AB	3,973	81,552
John Mattson Fastighetsforetag (a)	3,623	25,013
Lagercrantz Group AB (B Shares)	53,594	688,801
Sandvik AB (b)	20,613	419,092
Teqnion AB	2,800	48,764
TOTAL SWEDEN		8,085,503
Switzerland - 1.8%
Schindler Holding AG:
(participation certificate)	1,789	397,689
(Reg.)	107	22,732
Swiss Life Holding AG	879	577,051
Tecan Group AG	416	180,483
UBS Group AG	14,000	282,945
UBS Group AG	72,902	1,476,266
Zurich Insurance Group Ltd.	2,665	1,287,405
TOTAL SWITZERLAND		4,224,571
Taiwan - 3.9%
Addcn Technology Co. Ltd.	9,413	62,229
ECLAT Textile Co. Ltd.	65,854	1,047,994
HIWIN Technologies Corp.	117,415	901,257
Taiwan Semiconductor Manufacturing Co. Ltd.	391,708	6,409,967
Yageo Corp.	48,420	784,386
TOTAL TAIWAN		9,205,833
Thailand - 0.4%
Kasikornbank PCL (For. Reg.)	239,571	879,684
United Kingdom - 5.0%
AstraZeneca PLC (United Kingdom)	4,532	666,943
BAE Systems PLC	173,655	2,212,362
Barratt Developments PLC	84,381	530,229
Beazley PLC	50,461	377,647
Bodycote PLC	20,381	176,863
BP PLC	94,472	633,812
Clarkson PLC	2,103	81,931
Compass Group PLC	55,816	1,472,480
Dechra Pharmaceuticals PLC	5,657	265,182
Howden Joinery Group PLC	16,094	138,468
Imperial Brands PLC	17,530	433,939
InterContinental Hotel Group PLC ADR	10,855	752,034
Lloyds Banking Group PLC	1,207,298	733,460
NatWest Group PLC	135,554	446,528
Rightmove PLC	66,834	482,291
Rolls-Royce Holdings PLC (a)	58,080	111,262
Spectris PLC	26,148	1,235,264
Spirax-Sarco Engineering PLC	1,585	220,907
Standard Chartered PLC (United Kingdom)	130,192	1,028,181
TOTAL UNITED KINGDOM		11,999,783
United States of America - 9.6%
Experian PLC	31,336	1,109,447
Ferguson PLC	3,065	431,225
Lam Research Corp.	775	406,162
Linde PLC	9,932	3,669,377
Marsh & McLennan Companies, Inc.	10,930	1,969,477
MasterCard, Inc. Class A	3,300	1,254,099
Moody's Corp.	3,174	993,843
Morningstar, Inc.	958	170,821
MSCI, Inc.	2,494	1,203,230
Nestle SA (Reg. S)	27,412	3,516,674
NOV, Inc.	20,142	337,379
Otis Worldwide Corp.	4,874	415,752
PriceSmart, Inc.	3,222	237,397
ResMed, Inc.	7,217	1,739,008
Roche Holding AG (participation certificate)	4,190	1,312,057
S&P Global, Inc.	2,607	945,246
Sanofi SA	14,650	1,578,805
Sherwin-Williams Co.	3,350	795,759
Visa, Inc. Class A	3,617	841,784
TOTAL UNITED STATES OF AMERICA		22,927,542
TOTAL COMMON STOCKS (Cost $200,010,165)		226,800,732

Preferred Stocks - 1.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
China - 0.0%
ByteDance Ltd. Series E1 (a)(d)(e)	577	114,823
Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.7%
Itau Unibanco Holding SA	218,862	1,137,356
Petroleo Brasileiro SA - Petrobras sponsored ADR	55,737	591,927
		1,729,283
Germany - 0.3%
Porsche Automobil Holding SE (Germany)	10,574	588,942
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,318,225
TOTAL PREFERRED STOCKS (Cost $2,297,963)		2,433,048

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	7,682,024	7,683,560
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	4,901,528	4,902,018
TOTAL MONEY MARKET FUNDS (Cost $12,585,575)		12,585,578

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $214,893,703)	241,819,358
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(3,118,533)
NET ASSETS - 100.0%	238,700,825

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,627,683 or 1.9% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $114,823 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	5,394,098	88,151,680	85,862,217	154,857	-	(1)	7,683,560	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	2,836,886	21,149,844	19,084,712	8,427	-	-	4,902,018	0.0%
Total	8,230,984	109,301,524	104,946,929	163,284	-	(1)	12,585,578

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,130,288	3,287,666	6,610,599	232,023
Consumer Discretionary	27,790,622	2,376,003	25,414,619	-
Consumer Staples	6,301,612	1,235,920	5,065,692	-
Energy	13,796,477	7,820,605	5,971,617	4,255
Financials	53,301,758	28,283,171	25,017,473	1,114
Health Care	14,359,167	5,003,274	9,355,893	-
Industrials	46,066,192	20,346,852	25,719,340	-
Information Technology	31,130,687	10,549,726	20,580,961	-
Materials	24,234,251	11,709,518	12,524,733	-
Real Estate	1,008,574	64,505	944,069	-
Utilities	1,114,152	975,460	138,692	-

Money Market Funds	12,585,578	12,585,578	-	-
Total Investments in Securities:	241,819,358	104,238,278	137,343,688	237,392
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,513,569) - See accompanying schedule:
Unaffiliated issuers (cost $202,308,128)	$229,233,780
Fidelity Central Funds (cost $12,585,575)	12,585,578

Total Investment in Securities (cost $214,893,703)		$241,819,358
Cash		44,200
Foreign currency held at value (cost $66,679)		68,856
Receivable for investments sold		212,288
Receivable for fund shares sold		1,409,064
Dividends receivable		927,353
Reclaims receivable		241,253
Interest receivable		5
Distributions receivable from Fidelity Central Funds		25,066
Prepaid expenses		58
Receivable from investment adviser for expense reductions		14,979
Other receivables		19,387
Total assets		244,781,867
Liabilities
Payable for investments purchased	$631,540
Payable for fund shares redeemed	78,580
Accrued management fee	147,277
Distribution and service plan fees payable	10,837
Other affiliated payables	43,920
Other payables and accrued expenses	266,870
Collateral on securities loaned	4,902,018
Total Liabilities		6,081,042
Net Assets		$238,700,825
Net Assets consist of:
Paid in capital		$218,986,430
Total accumulated earnings (loss)		19,714,395
Net Assets		$238,700,825

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($20,148,012 ÷ 1,982,767 shares) (a)		$10.16
Maximum offering price per share (100/94.25 of $10.16)		$10.78
Class M :
Net Asset Value and redemption price per share ($11,304,611 ÷ 1,104,345 shares) (a)		$10.24
Maximum offering price per share (100/96.50 of $10.24)		$10.61
Class C :
Net Asset Value and offering price per share ($2,502,632 ÷ 246,091 shares) (a)		$10.17
Total International Equity :
Net Asset Value , offering price and redemption price per share ($118,823,537 ÷ 11,651,031 shares)		$10.20
Class I :
Net Asset Value , offering price and redemption price per share ($62,797,965 ÷ 6,183,136 shares)		$10.16
Class Z :
Net Asset Value , offering price and redemption price per share ($23,124,068 ÷ 2,263,633 shares)		$10.22
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$2,520,529
Non-Cash dividends		290,960
Interest		110
Income from Fidelity Central Funds (including $8,427 from security lending)		163,284
Income before foreign taxes withheld		$2,974,883
Less foreign taxes withheld		(253,054)
Total Income		2,721,829
Expenses
Management fee
Basic fee	$691,067
Performance adjustment	100,123
Transfer agent fees	176,095
Distribution and service plan fees	61,224
Accounting fees	50,889
Custodian fees and expenses	61,504
Independent trustees' fees and expenses	552
Registration fees	44,470
Audit	48,256
Legal	335
Miscellaneous	361
Total expenses before reductions	1,234,876
Expense reductions	(120,320)
Total expenses after reductions		1,114,556
Net Investment income (loss)		1,607,273
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $30,126)	(2,446,328)
Foreign currency transactions	(11,284)
Total net realized gain (loss)		(2,457,612)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $47,126)	32,970,246
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	22,388
Total change in net unrealized appreciation (depreciation)		32,992,633
Net gain (loss)		30,535,021
Net increase (decrease) in net assets resulting from operations		$32,142,294
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,607,273	$2,446,814
Net realized gain (loss)	(2,457,612)	(5,086,496)
Change in net unrealized appreciation (depreciation)	32,992,633	(39,932,764)
Net increase (decrease) in net assets resulting from operations	32,142,294	(42,572,446)
Distributions to shareholders	(1,806,040)	(9,629,532)
Share transactions - net increase (decrease)	54,246,943	88,690,287
Total increase (decrease) in net assets	84,583,197	36,488,309

Net Assets
Beginning of period	154,117,628	117,629,319
End of period	$238,700,825	$154,117,628

Financial Highlights
Fidelity Advisor® Total International Equity Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.56	$12.48	$9.60	$9.34	$8.20	$9.39
Income from Investment Operations
Net investment income (loss) A,B	.07	.15	.11 C	.05	.14	.08
Net realized and unrealized gain (loss)	1.61	(3.10)	3.03	.35	1.05	(.89)
Total from investment operations	1.68	(2.95)	3.14	.40	1.19	(.81)
Distributions from net investment income	(.08)	(.19)	(.06)	(.14)	(.05)	(.15)
Distributions from net realized gain	-	(.77)	(.20)	-	-	(.23)
Total distributions	(.08)	(.97) D	(.26)	(.14)	(.05)	(.38)
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$10.16	$8.56	$12.48	$9.60	$9.34	$8.20
Total Return F,G,H	19.73%	(25.44)%	33.04%	4.31%	14.63%	(9.04)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.45% K	1.56%	1.60%	1.66%	1.51%	1.60%
Expenses net of fee waivers, if any	1.29% K	1.30%	1.34%	1.39%	1.45%	1.45%
Expenses net of all reductions	1.29% K	1.30%	1.34%	1.37%	1.44%	1.44%
Net investment income (loss)	1.38% K	1.55%	.91% C	.58%	1.55%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$20,148	$12,786	$8,642	$6,091	$7,249	$7,526
Portfolio turnover rate L	26% K	31%	39%	37%	69%	52%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total International Equity Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.61	$12.53	$9.65	$9.38	$8.22	$9.42
Income from Investment Operations
Net investment income (loss) A,B	.06	.13	.08 C	.03	.11	.06
Net realized and unrealized gain (loss)	1.62	(3.12)	3.04	.36	1.07	(.90)
Total from investment operations	1.68	(2.99)	3.12	.39	1.18	(.84)
Distributions from net investment income	(.05)	(.15)	(.04)	(.12)	(.02)	(.13)
Distributions from net realized gain	-	(.77)	(.20)	-	-	(.23)
Total distributions	(.05)	(.93) D	(.24)	(.12)	(.02)	(.36)
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$10.24	$8.61	$12.53	$9.65	$9.38	$8.22
Total Return F,G,H	19.59%	(25.59)%	32.63%	4.13%	14.38%	(9.30)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.71% K	1.80%	1.83%	1.90%	1.76%	1.85%
Expenses net of fee waivers, if any	1.55% K	1.55%	1.59%	1.64%	1.70%	1.70%
Expenses net of all reductions	1.54% K	1.55%	1.59%	1.62%	1.69%	1.69%
Net investment income (loss)	1.13% K	1.29%	.65% C	.33%	1.30%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$11,305	$9,876	$12,936	$10,620	$11,733	$11,882
Portfolio turnover rate L	26% K	31%	39%	37%	69%	52%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total International Equity Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.53	$12.41	$9.57	$9.30	$8.17	$9.37
Income from Investment Operations
Net investment income (loss) A,B	.03	.08	.02 C	(.02)	.07	.01
Net realized and unrealized gain (loss)	1.62	(3.11)	3.02	.36	1.06	(.89)
Total from investment operations	1.65	(3.03)	3.04	.34	1.13	(.88)
Distributions from net investment income	(.01)	(.07)	-	(.07)	-	(.10)
Distributions from net realized gain	-	(.77)	(.20)	-	-	(.23)
Total distributions	(.01)	(.85) D	(.20)	(.07)	-	(.32) D
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$10.17	$8.53	$12.41	$9.57	$9.30	$8.17
Total Return F,G,H	19.33%	(26.04)%	32.00%	3.62%	13.83%	(9.72)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	2.24% K	2.34%	2.40%	2.46%	2.33%	2.43%
Expenses net of fee waivers, if any	2.04% K	2.05%	2.10%	2.14%	2.20%	2.20%
Expenses net of all reductions	2.04% K	2.05%	2.10%	2.12%	2.19%	2.19%
Net investment income (loss)	.62% K	.79%	.15% C	(.17)%	.80%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$2,503	$1,893	$1,982	$1,827	$2,203	$2,705
Portfolio turnover rate L	26% K	31%	39%	37%	69%	52%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12)%.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Total International Equity Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.60	$12.54	$9.64	$9.37	$8.23	$9.40
Income from Investment Operations
Net investment income (loss) A,B	.08	.18	.14 C	.08	.16	.11
Net realized and unrealized gain (loss)	1.62	(3.12)	3.04	.35	1.06	(.90)
Total from investment operations	1.70	(2.94)	3.18	.43	1.22	(.79)
Distributions from net investment income	(.10)	(.23)	(.08)	(.16)	(.08)	(.15)
Distributions from net realized gain	-	(.77)	(.20)	-	-	(.23)
Total distributions	(.10)	(1.00)	(.28)	(.16)	(.08)	(.38)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$10.20	$8.60	$12.54	$9.64	$9.37	$8.23
Total Return E,F	19.85%	(25.25)%	33.37%	4.65%	14.97%	(8.84)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.16% I	1.23%	1.27%	1.34%	1.20%	1.29%
Expenses net of fee waivers, if any	1.04% I	1.05%	1.09%	1.14%	1.20%	1.20%
Expenses net of all reductions	1.04% I	1.05%	1.09%	1.12%	1.19%	1.19%
Net investment income (loss)	1.62% I	1.79%	1.16% C	.83%	1.81%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$118,824	$86,458	$82,604	$61,362	$70,251	$71,170
Portfolio turnover rate J	26% I	31%	39%	37%	69%	52%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total International Equity Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.56	$12.49	$9.60	$9.35	$8.19	$9.38
Income from Investment Operations
Net investment income (loss) A,B	.08	.17	.14 C	.08	.16	.10
Net realized and unrealized gain (loss)	1.62	(3.10)	3.03	.34	1.07	(.89)
Total from investment operations	1.70	(2.93)	3.17	.42	1.23	(.79)
Distributions from net investment income	(.10)	(.23)	(.08)	(.17)	(.07)	(.17)
Distributions from net realized gain	-	(.77)	(.20)	-	-	(.23)
Total distributions	(.10)	(1.00)	(.28)	(.17)	(.07)	(.40)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$10.16	$8.56	$12.49	$9.60	$9.35	$8.19
Total Return E,F	19.95%	(25.28)%	33.40%	4.50%	15.11%	(8.86)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.14% I	1.22%	1.26%	1.33%	1.18%	1.29%
Expenses net of fee waivers, if any	1.04% I	1.04%	1.06%	1.14%	1.18%	1.20%
Expenses net of all reductions	1.04% I	1.04%	1.06%	1.13%	1.17%	1.19%
Net investment income (loss)	1.62% I	1.80%	1.18% C	.82%	1.82%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$62,798	$35,423	$5,714	$2,073	$3,086	$9,405
Portfolio turnover rate J	26% I	31%	39%	37%	69%	52%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Total International Equity Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$8.61	$12.53	$9.62	$9.36	$8.22	$9.39
Income from Investment Operations
Net investment income (loss) A,B	.09	.19	.16 C	.09	.18	.12
Net realized and unrealized gain (loss)	1.62	(3.11)	3.03	.35	1.05	(.89)
Total from investment operations	1.71	(2.92)	3.19	.44	1.23	(.77)
Distributions from net investment income	(.10)	(.23)	(.08)	(.18)	(.09)	(.17)
Distributions from net realized gain	-	(.77)	(.20)	-	-	(.23)
Total distributions	(.10)	(1.00)	(.28)	(.18)	(.09)	(.40)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$10.22	$8.61	$12.53	$9.62	$9.36	$8.22
Total Return E,F	19.96%	(25.09)%	33.54%	4.74%	15.13%	(8.63)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	1.10%	1.16%	1.22%	1.09%	1.16%
Expenses net of fee waivers, if any	.89% I	.90%	.94%	.98%	1.04%	1.05%
Expenses net of all reductions	.89% I	.90%	.94%	.97%	1.03%	1.04%
Net investment income (loss)	1.78% I	1.94%	1.31% C	.99%	1.97%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$23,124	$7,681	$5,752	$3,422	$3,815	$216
Portfolio turnover rate J	26% I	31%	39%	37%	69%	52%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.04%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total International Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,034,694
Gross unrealized depreciation	(15,256,848)
Net unrealized appreciation (depreciation)	$23,777,846
Tax cost	$218,041,512

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,940,975)
Total capital loss carryforward	$(2,940,975)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Equity Fund	75,436,492	24,959,723
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$21,815	$1,308
Class M	.25%	.25%	27,880	385
Class C	.75%	.25%	11,529	3,538
			$61,224	$5,231
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,469
Class M	312
Class C A	515
$6,296

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$18,990.22
Class M	12,800.23
Class C	2,966.26
Total International Equity	95,530.18
Class I	42,572.17
Class Z	3,237.04
	$176,095

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Total International Equity Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total International Equity Fund	$73

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total International Equity Fund	6,848,879	853,647	(203,412)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Total International Equity Fund	$188
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total International Equity Fund	$1,170	$-	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$13,032
Class M	1.55%	9,133
Class C	2.05%	2,195
Total International Equity	1.05%	58,291
Class I	1.05%	23,780
Class Z	.90%	8,856
		$115,287
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$117
Class M	191
$308

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,725.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Total International Equity Fund
Distributions to shareholders
Class A	$136,043	$682,772
Class M	60,649	954,432
Class C	1,760	136,202
Total International Equity	1,034,854	6,786,798
Class I	451,131	530,168
Class Z	121,603	539,160
Total	$1,806,040	$9,629,532
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity Total International Equity Fund
Class A
Shares sold	596,975	888,736	$5,798,261	$8,539,920
Reinvestment of distributions	14,206	60,242	135,808	667,482
Shares redeemed	(121,486)	(148,110)	(1,182,774)	(1,522,197)
Net increase (decrease)	489,695	800,868	$4,751,295	$7,685,205
Class M
Shares sold	63,997	208,686	$630,246	$2,095,684
Reinvestment of distributions	6,291	85,446	60,649	954,432
Shares redeemed	(113,122)	(179,080)	(1,099,968)	(1,802,328)
Net increase (decrease)	(42,834)	115,052	$(409,073)	$1,247,788
Class C
Shares sold	46,593	104,691	$464,565	$1,089,289
Reinvestment of distributions	183	12,220	1,760	135,883
Shares redeemed	(22,530)	(54,762)	(219,385)	(553,236)
Net increase (decrease)	24,246	62,149	$246,940	$671,936
Total International Equity
Shares sold	3,232,414	4,897,322	$31,889,002	$50,896,948
Reinvestment of distributions	97,973	561,002	939,562	6,227,120
Shares redeemed	(1,733,997)	(1,992,599)	(16,929,689)	(19,350,338)
Net increase (decrease)	1,596,390	3,465,725	$15,898,875	$37,773,730
Class I
Shares sold	2,559,544	4,463,099	$25,288,799	$43,483,713
Reinvestment of distributions	46,910	47,315	447,992	523,303
Shares redeemed	(559,771)	(831,499)	(5,482,783)	(8,050,707)
Net increase (decrease)	2,046,683	3,678,915	$20,254,008	$35,956,309
Class Z
Shares sold	1,587,729	1,300,267	$15,645,153	$12,980,304
Reinvestment of distributions	10,898	45,956	104,625	510,116
Shares redeemed	(227,421)	(912,726)	(2,244,880)	(8,135,101)
Net increase (decrease)	1,371,206	433,497	$13,504,898	$5,355,319
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Total International Equity Fund
Class A	1.29%
Actual		$ 1,000	$ 1,197.30	$ 7.03
Hypothetical- B		$ 1,000	$ 1,018.40	$ 6.46
Class M	1.55%
Actual		$ 1,000	$ 1,195.90	$ 8.44
Hypothetical- B		$ 1,000	$ 1,017.11	$ 7.75
Class C	2.04%
Actual		$ 1,000	$ 1,193.30	$ 11.09
Hypothetical- B		$ 1,000	$ 1,014.68	$ 10.19
Fidelity® Total International Equity Fund	1.04%
Actual		$ 1,000	$ 1,198.50	$ 5.67
Hypothetical- B		$ 1,000	$ 1,019.64	$ 5.21
Class I	1.04%
Actual		$ 1,000	$ 1,199.50	$ 5.67
Hypothetical- B		$ 1,000	$ 1,019.64	$ 5.21
Class Z	.89%
Actual		$ 1,000	$ 1,199.60	$ 4.85
Hypothetical- B		$ 1,000	$ 1,020.38	$ 4.46

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.912361.113
TIE-SANN-0623
Fidelity® Infrastructure Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Aena SME SA	7.5
NextEra Energy, Inc.	7.4
Southern Co.	5.0
Iberdrola SA	4.7
Cellnex Telecom SA	4.4
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	4.2
GFL Environmental, Inc.	4.2
National Grid PLC	4.1
Cheniere Energy, Inc.	3.9
The Williams Companies, Inc.	3.3
48.7

Market Sectors (% of Fund's net assets)

Utilities	38.1
Industrials	29.3
Energy	12.5
Real Estate	10.7
Communication Services	5.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
Cellnex Telecom SA (a)	54,638	2,300,478
Helios Towers PLC (b)	409,362	536,588
		2,837,066
ENERGY - 12.5%
Oil, Gas & Consumable Fuels - 12.5%
Cheniere Energy, Inc.	13,502	2,065,806
Enterprise Products Partners LP	12,796	336,663
ONEOK, Inc.	15,531	1,015,883
Targa Resources Corp.	18,609	1,405,538
The Williams Companies, Inc.	57,237	1,731,992
		6,555,882
INDUSTRIALS - 29.3%
Commercial Services & Supplies - 9.1%
GFL Environmental, Inc.	60,225	2,186,168
Republic Services, Inc.	8,880	1,284,226
Waste Connections, Inc. (United States)	9,458	1,316,081
		4,786,475
Construction & Engineering - 3.2%
Ferrovial SA	30,164	944,948
VINCI SA	6,070	750,453
		1,695,401
Ground Transportation - 2.1%
Canadian Pacific Kansas City Ltd.	2,794	220,279
CSX Corp.	14,079	431,381
Union Pacific Corp.	2,360	461,852
		1,113,512
Transportation Infrastructure - 14.9%
Aena SME SA (a)(c)	23,499	3,959,121
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	12,343	2,191,747
Grupo Aeroportuario Norte S.A.B. de CV ADR	18,858	1,649,698
		7,800,566
TOTAL INDUSTRIALS		15,395,954
REAL ESTATE - 10.7%
Equity Real Estate Investment Trusts (REITs) - 10.5%
American Tower Corp.	6,277	1,282,956
Crown Castle International Corp.	6,368	783,837
Equinix, Inc.	1,577	1,141,874
Londonmetric Properity PLC	124,328	300,936
Prologis (REIT), Inc.	6,505	814,751
SBA Communications Corp. Class A	2,580	673,096
Segro PLC	49,251	516,709
		5,514,159
Real Estate Management & Development - 0.2%
Catena AB	2,989	114,430
TOTAL REAL ESTATE		5,628,589
UTILITIES - 38.1%
Electric Utilities - 25.7%
Constellation Energy Corp.	7,270	562,698
Exelon Corp.	38,406	1,629,951
Iberdrola SA	190,390	2,467,093
Kansai Electric Power Co., Inc.	86,761	936,560
NextEra Energy, Inc.	50,745	3,888,589
ORSTED A/S (a)	9,065	812,895
Southern Co.	35,700	2,625,735
Xcel Energy, Inc.	8,042	562,216
		13,485,737
Independent Power and Renewable Electricity Producers - 5.7%
Brookfield Renewable Partners LP	19,390	601,090
EDP Renovaveis SA	39,023	866,869
RWE AG	32,916	1,543,294
		3,011,253
Multi-Utilities - 6.7%
National Grid PLC	148,700	2,132,050
WEC Energy Group, Inc.	14,259	1,371,288
		3,503,338
TOTAL UTILITIES		20,000,328
TOTAL COMMON STOCKS (Cost $44,806,699)		50,417,819

Money Market Funds - 10.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d)	1,984,285	1,984,682
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e)	3,349,919	3,350,254
TOTAL MONEY MARKET FUNDS (Cost $5,334,936)		5,334,936

TOTAL INVESTMENT IN SECURITIES - 106.2% (Cost $50,141,635)	55,752,755
NET OTHER ASSETS (LIABILITIES) - (6.2)%	(3,242,422)
NET ASSETS - 100.0%	52,510,333

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,072,494 or 13.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	1,292,455	10,184,615	9,492,388	45,344	-	-	1,984,682	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	377,175	8,233,253	5,260,174	550	-	-	3,350,254	0.0%
Total	1,669,630	18,417,868	14,752,562	45,894	-	-	5,334,936

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,837,066	536,588	2,300,478	-
Energy	6,555,882	6,555,882	-	-
Industrials	15,395,954	15,395,954	-	-
Real Estate	5,628,589	5,628,589	-	-
Utilities	20,000,328	14,464,625	5,535,703	-

Money Market Funds	5,334,936	5,334,936	-	-
Total Investments in Securities:	55,752,755	47,916,574	7,836,181	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,226,981) - See accompanying schedule:
Unaffiliated issuers (cost $44,806,699)	$50,417,819
Fidelity Central Funds (cost $5,334,936)	5,334,936

Total Investment in Securities (cost $50,141,635)		$55,752,755
Cash		16,931
Foreign currency held at value (cost $26,511)		26,511
Receivable for investments sold		293,366
Receivable for fund shares sold		7,733
Dividends receivable		77,086
Distributions receivable from Fidelity Central Funds		8,526
Prepaid expenses		19
Receivable from investment adviser for expense reductions		9,432
Total assets		56,192,359
Liabilities
Payable for investments purchased	$252,643
Payable for fund shares redeemed	8,520
Accrued management fee	29,423
Other affiliated payables	12,540
Other payables and accrued expenses	28,646
Collateral on securities loaned	3,350,254
Total Liabilities		3,682,026
Net Assets		$52,510,333
Net Assets consist of:
Paid in capital		$51,445,728
Total accumulated earnings (loss)		1,064,605
Net Assets		$52,510,333
Net Asset Value , offering price and redemption price per share ($52,510,333 ÷ 4,294,575 shares)		$12.23

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$476,212
Non-Cash dividends		39,747
Interest		73
Income from Fidelity Central Funds (including $550 from security lending)		45,894
Income before foreign taxes withheld		$561,926
Less foreign taxes withheld		(25,073)
Total Income		536,853
Expenses
Management fee	$157,531
Transfer agent fees	58,707
Accounting fees	8,246
Custodian fees and expenses	6,418
Independent trustees' fees and expenses	147
Registration fees	7,375
Audit	25,862
Legal	31
Miscellaneous	101
Total expenses before reductions	264,418
Expense reductions	(44,796)
Total expenses after reductions		219,622
Net Investment income (loss)		317,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(886,542)
Foreign currency transactions	9,664
Total net realized gain (loss)		(876,878)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,472,536
Assets and liabilities in foreign currencies	1,327
Total change in net unrealized appreciation (depreciation)		4,473,863
Net gain (loss)		3,596,985
Net increase (decrease) in net assets resulting from operations		$3,914,216
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$317,231	$548,089
Net realized gain (loss)	(876,878)	(2,117,443)
Change in net unrealized appreciation (depreciation)	4,473,863	(4,462,414)
Net increase (decrease) in net assets resulting from operations	3,914,216	(6,031,768)
Distributions to shareholders	(403,456)	(639,029)
Share transactions
Proceeds from sales of shares	17,567,555	27,766,378
Reinvestment of distributions	373,580	598,670
Cost of shares redeemed	(6,297,592)	(30,384,461)
Net increase (decrease) in net assets resulting from share transactions	11,643,543	(2,019,413)
Total increase (decrease) in net assets	15,154,303	(8,690,210)

Net Assets
Beginning of period	37,356,030	46,046,240
End of period	$52,510,333	$37,356,030

Other Information
Shares
Sold	1,466,825	2,232,445
Issued in reinvestment of distributions	31,505	51,607
Redeemed	(533,527)	(2,600,860)
Net increase (decrease)	964,803	(316,808)

Financial Highlights
Fidelity® Infrastructure Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.22	$12.63	$10.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.13 D	.07	.17
Net realized and unrealized gain (loss)	1.04	(1.38)	2.21	.31
Total from investment operations	1.12	(1.25)	2.28	.48
Distributions from net investment income	(.11)	(.16)	(.09)	(.04)
Total distributions	(.11)	(.16)	(.09)	(.04)
Net asset value, end of period	$12.23	$11.22	$12.63	$10.44
Total Return E,F	10.03%	(9.95)%	21.96%	4.79%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.14% I	1.13%	1.24%	2.24% I
Expenses net of fee waivers, if any	.95% I	.98%	1.00%	1.00% I
Expenses net of all reductions	.94% I	.98%	1.00%	.98% I
Net investment income (loss)	1.36% I	1.08% D	.61%	1.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$52,510	$37,356	$46,046	$12,762
Portfolio turnover rate J	67% I	91%	46%	50% I

A For the period November 5, 2019 (commencement of operations) through October 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .86%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Infrastructure Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,669,034
Gross unrealized depreciation	(1,399,162)
Net unrealized appreciation (depreciation)	$5,269,872
Tax cost	$50,482,883

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,401,550)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Infrastructure Fund	25,558,616	14,874,047

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Infrastructure Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Infrastructure Fund	$91

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Infrastructure Fund	586,206	168,238	(77,455)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Infrastructure Fund	$44

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Infrastructure Fund	$97	$-	$-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $43,714.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $31.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,051.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

VIP FundsManager 60% Portfolio
Fidelity Infrastructure Fund	11%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Infrastructure Fund	26%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Infrastructure Fund	.95%
Actual		$ 1,000	$ 1,100.30	$ 4.95
Hypothetical- B		$ 1,000	$ 1,020.08	$ 4.76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9896236.103
ISF-SANN-0623
Fidelity® International Small Cap Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Rheinmetall AG (Germany, Aerospace & Defense)	1.4
Renesas Electronics Corp. (Japan, Semiconductors & Semiconductor Equipment)	1.2
Compania de Distribucion Integral Logista Holdings SA (Spain, Air Freight & Logistics)	1.0
Talanx AG (Germany, Insurance)	1.0
International Games Systems Co. Ltd. (Taiwan, Entertainment)	1.0
Hiscox Ltd. (United Kingdom, Insurance)	1.0
Gruma S.A.B. de CV Series B (Mexico, Food Products)	1.0
Mytilineos SA (Greece, Industrial Conglomerates)	1.0
John Wood Group PLC (United Kingdom, Energy Equipment & Services)	0.9
Tate & Lyle PLC (United Kingdom, Food Products)	0.9
10.4

Market Sectors (% of Fund's net assets)

Industrials	21.6
Consumer Discretionary	15.3
Financials	11.2
Information Technology	9.2
Consumer Staples	9.1
Materials	8.1
Real Estate	6.5
Health Care	6.4
Energy	3.8
Communication Services	3.6
Utilities	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
Australia - 4.0%
EBOS Group Ltd.	588,895	16,161,051
Flight Centre Travel Group Ltd. (a)(b)	1,241,931	16,308,715
GUD Holdings Ltd.	2,712,365	17,302,035
Imdex Ltd.	12,363,179	17,083,897
Inghams Group Ltd.	13,276,299	24,782,756
Nanosonics Ltd. (a)	4,720,837	17,984,675
National Storage REIT unit	8,318,658	13,855,398
Servcorp Ltd. (c)	7,066,585	14,911,728
SomnoMed Ltd. (a)(c)	4,189,521	2,541,251
TOTAL AUSTRALIA		140,931,506
Austria - 1.8%
Mayr-Melnhof Karton AG (b)	203,100	32,360,886
Strabag SE	224,397	9,779,254
Wienerberger AG	700,100	21,060,317
TOTAL AUSTRIA		63,200,457
Belgium - 1.2%
Econocom Group SA	4,361,695	14,971,163
Fagron NV	1,510,500	28,062,120
TOTAL BELGIUM		43,033,283
Brazil - 1.4%
Atacadao SA	5,200,000	11,207,346
Hypera SA	3,944,700	29,459,897
YDUQS Participacoes SA	5,099,500	8,301,845
TOTAL BRAZIL		48,969,088
Canada - 3.6%
CCL Industries, Inc. Class B (b)	322,300	15,155,724
Computer Modelling Group Ltd.	2,193,536	11,478,887
ECN Capital Corp.	2,147,200	5,008,047
Genesis Land Development Corp. (c)	4,033,799	5,984,379
Lassonde Industries, Inc. Class A (sub. vtg.)	160,099	11,463,412
McCoy Global, Inc. (a)(b)	1,327,470	1,508,878
North West Co., Inc.	696,261	20,422,491
Open Text Corp.	635,996	24,086,028
Parkland Corp.	417,500	9,845,463
Richelieu Hardware Ltd.	288,800	8,684,144
Total Energy Services, Inc.	560,300	3,312,546
VerticalScope Holdings, Inc. (a)	677,619	1,735,497
Western Forest Products, Inc.	12,341,175	9,473,242
TOTAL CANADA		128,158,738
China - 4.4%
Best Pacific International Holdings Ltd.	22,158,900	3,152,237
Chervon Holdings Ltd.	2,520,800	12,828,031
Far East Horizon Ltd.	24,099,000	21,679,995
Far East Horizon Ltd. rights (a)	202,512	0
Impro Precision Industries Ltd. (d)	20,906,300	7,753,816
Precision Tsugami China Corp. Ltd.	9,358,453	9,080,377
Qingdao Port International Co. Ltd. (H Shares) (d)	32,819,000	19,215,491
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,544,166	16,678,741
Sinopharm Group Co. Ltd. (H Shares)	6,564,000	23,251,514
TravelSky Technology Ltd. (H Shares)	10,575,000	21,109,054
Weifu High-Technology Group Co. Ltd. (B Shares)	6,863,386	9,291,210
Xingda International Holdings Ltd.	63,233,353	12,986,168
TOTAL CHINA		157,026,634
Denmark - 0.5%
Spar Nord Bank A/S	1,137,175	18,441,584
Finland - 1.4%
Huhtamaki Oyj	603,500	21,705,491
Nanoform Finland PLC (a)	797,822	1,969,229
Rovio Entertainment OYJ (d)	2,534,169	26,011,214
TOTAL FINLAND		49,685,934
France - 3.0%
Altarea SCA	126,957	16,619,397
Antin Infrastructure Partners SA	352,855	5,948,807
ARGAN SA	230,400	17,974,545
Elior SA (a)(d)	2,889,200	10,028,370
Lectra	361,754	11,759,194
Maisons du Monde SA (d)	1,033,507	10,875,744
Thermador Groupe SA	308,166	31,919,403
TOTAL FRANCE		105,125,460
Germany - 4.9%
DWS Group GmbH & Co. KGaA (d)	226,600	7,515,685
JOST Werke AG (d)	416,020	22,966,463
NORMA Group AG	623,692	14,789,539
Rheinmetall AG	172,725	50,531,460
Stabilus Se	301,700	19,680,639
Takkt AG	1,279,912	20,478,065
Talanx AG	712,867	35,787,751
TOTAL GERMANY		171,749,602
Greece - 1.0%
Mytilineos SA	1,178,216	34,144,664
Hong Kong - 1.8%
ASMPT Ltd.	2,561,900	20,142,066
China Metal Recycling (Holdings) Ltd. (a)(e)	436,800	1
HKT Trust/HKT Ltd. unit	6,000,000	7,885,636
Magnificent Hotel Investment Ltd. (a)	316,412,000	4,581,305
Pico Far East Holdings Ltd.	61,300,071	10,336,599
Sino Land Ltd.	11,082,375	14,934,296
WH Group Ltd. (d)	13,480,500	7,505,117
TOTAL HONG KONG		65,385,020
Hungary - 0.9%
Richter Gedeon PLC	1,330,000	32,095,841
India - 1.5%
Embassy Office Parks (REIT)	4,826,000	19,476,300
IndusInd Bank Ltd.	1,181,800	16,752,908
Shriram Transport Finance Co. Ltd.	1,040,252	17,018,959
TOTAL INDIA		53,248,167
Indonesia - 0.6%
PT Avia Avian Tbk	194,018,300	7,938,376
PT Selamat Sempurna Tbk	140,279,700	14,875,304
TOTAL INDONESIA		22,813,680
Ireland - 2.0%
AerCap Holdings NV (a)	272,672	15,367,794
Dalata Hotel Group PLC (a)	4,560,609	22,890,401
Irish Residential Properties REIT PLC	14,359,200	16,328,719
Mincon Group PLC (c)	13,529,844	14,461,279
TOTAL IRELAND		69,048,193
Italy - 2.3%
Banca Generali SpA	538,500	17,854,598
BFF Bank SpA (d)	2,405,056	23,109,144
MARR SpA (a)	985,827	15,425,215
Recordati SpA	552,011	25,382,728
TOTAL ITALY		81,771,685
Japan - 19.0%
Amano Corp.	933,050	18,997,790
Arcland Sakamoto Co. Ltd.	1,858,234	21,046,404
ASKUL Corp.	1,486,200	19,806,316
Capcom Co. Ltd.	595,900	22,392,498
Central Automotive Products Ltd.	425,700	9,050,787
DaikyoNishikawa Corp.	2,441,100	12,221,276
Dexerials Corp.	745,600	14,189,202
Dip Corp.	559,700	13,808,967
Funai Soken Holdings, Inc.	1,074,600	20,599,630
GMO Internet, Inc.	1,087,400	21,874,871
Inaba Denki Sangyo Co. Ltd.	1,066,600	23,823,548
Isuzu Motors Ltd.	1,545,900	18,255,569
Justsystems Corp.	388,300	10,260,829
Kamigumi Co. Ltd.	1,276,900	27,984,364
Kansai Electric Power Co., Inc.	1,900,000	20,509,960
LIXIL Group Corp. (b)	878,600	13,830,078
Maruwa Ceramic Co. Ltd.	157,000	20,021,421
Meitec Corp.	912,100	15,412,634
Minebea Mitsumi, Inc.	1,035,000	19,166,792
Mitani Shoji Co. Ltd.	862,200	8,491,229
Nishimoto Co. Ltd.	348,500	9,927,652
NOF Corp.	440,800	20,140,795
NSD Co. Ltd.	1,198,000	22,038,868
PALTAC Corp.	664,200	25,483,296
Park24 Co. Ltd. (a)	730,800	11,296,035
Persol Holdings Co. Ltd.	1,070,500	22,073,084
Relo Group, Inc.	700,000	10,882,472
Renesas Electronics Corp. (a)	3,289,700	42,872,848
Roland Corp.	691,600	20,731,322
S Foods, Inc.	1,137,623	25,310,172
San-Ai Obbli Co. Ltd.	2,212,800	23,314,138
Ship Healthcare Holdings, Inc.	1,384,400	24,420,574
Sumco Corp.	1,188,900	16,373,122
TIS, Inc.	646,700	17,758,204
TKC Corp.	286,800	7,751,449
Tsuruha Holdings, Inc.	299,100	19,589,774
TOTAL JAPAN		671,707,970
Korea (South) - 1.7%
Hyundai Fire & Marine Insurance Co. Ltd.	519,796	14,608,897
Soulbrain Co. Ltd.	150,700	24,806,946
Vitzrocell Co. Ltd. (c)	1,472,541	19,587,443
TOTAL KOREA (SOUTH)		59,003,286
Mexico - 4.2%
Bolsa Mexicana de Valores S.A.B. de CV	10,462,482	23,130,991
GCC S.A.B. de CV	2,790,200	22,181,000
Genomma Lab Internacional SA de CV	17,396,561	14,455,609
Gruma S.A.B. de CV Series B	2,206,400	34,536,397
Grupo Comercial Chedraui S.A.B. de CV	4,884,400	28,872,551
Qualitas Controladora S.A.B. de CV	3,581,235	23,673,060
TOTAL MEXICO		146,849,608
Netherlands - 1.3%
Acomo NV	832,199	20,449,102
Arcadis NV	387,250	15,984,586
Van Lanschot Kempen NV (Bearer)	283,041	8,592,373
TOTAL NETHERLANDS		45,026,061
Norway - 1.4%
Europris ASA (d)	3,112,200	22,267,443
Selvaag Bolig ASA	2,186,000	7,466,456
Sparebanken Midt-Norge	1,494,876	19,329,356
TOTAL NORWAY		49,063,255
Peru - 0.4%
Intercorp Financial Services, Inc.	683,100	15,280,947
Philippines - 1.3%
Century Pacific Food, Inc.	56,692,400	26,440,433
Robinsons Land Corp.	71,319,100	18,575,519
TOTAL PHILIPPINES		45,015,952
Romania - 0.5%
Banca Transilvania SA	4,015,712	17,193,969
Singapore - 1.9%
Boustead Singapore Ltd.	13,008,812	7,854,295
HRnetgroup Ltd.	29,161,800	16,403,998
Mapletree Industrial (REIT)	13,547,731	24,218,161
The Hour Glass Ltd.	12,996,880	20,315,715
TOTAL SINGAPORE		68,792,169
Spain - 3.7%
Cie Automotive SA	811,100	24,417,280
Compania de Distribucion Integral Logista Holdings SA	1,321,900	35,919,796
Grupo Catalana Occidente SA	697,922	22,532,879
Indra Sistemas SA	1,848,677	24,444,686
Prosegur Compania de Seguridad SA (Reg.)	6,646,781	12,758,561
Viscofan Envolturas Celulosicas SA	170,300	11,672,052
TOTAL SPAIN		131,745,254
Sweden - 1.4%
Granges AB	1,892,076	18,782,291
Haypp Group (a)	1,154,900	4,099,284
HEXPOL AB (B Shares)	1,785,500	21,014,997
Nordnet AB	376,000	5,895,710
TOTAL SWEDEN		49,792,282
Switzerland - 0.6%
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/5/24 (a)(d)	8,014,256	23,013,228
Taiwan - 3.2%
International Games Systems Co. Ltd.	2,037,000	35,550,205
Lumax International Corp. Ltd.	4,537,292	10,585,328
Sporton International, Inc.	1,873,312	16,145,713
Test Research, Inc.	7,513,000	15,740,730
Tripod Technology Corp.	4,318,000	16,175,353
Yageo Corp.	804,578	13,033,860
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,538,000	6,132,601
TOTAL TAIWAN		113,363,790
Thailand - 0.5%
Star Petroleum Refining PCL (For. Reg.)	66,737,300	19,053,637
United Kingdom - 15.4%
Alliance Pharma PLC	17,288,027	13,839,926
Ashtead Technology Holdings PLC (c)	7,272,000	31,164,283
B&M European Value Retail SA	4,416,300	26,624,238
Bodycote PLC	1,873,371	16,256,849
DCC PLC (United Kingdom)	300,000	18,640,116
Direct Line Insurance Group PLC	6,000,000	12,943,268
Grainger Trust PLC	6,417,566	20,856,804
Harbour Energy PLC	4,257,094	13,230,804
Hiscox Ltd.	2,334,148	34,673,267
Informa PLC	2,750,933	24,981,981
J.D. Wetherspoon PLC (a)	1,919,100	17,196,340
Jet2 PLC	1,677,500	25,846,509
John Wood Group PLC (a)	11,802,800	33,433,963
LSL Property Services PLC	4,204,235	14,318,752
Luxfer Holdings PLC sponsored	1,027,759	15,673,325
Mears Group PLC (c)	7,921,714	22,051,685
On The Beach Group PLC (a)(d)	6,731,236	11,166,515
Pets At Home Group PLC	2,610,700	12,651,525
Premier Foods PLC	12,699,400	20,013,804
Rathbone Brothers PLC	487,700	11,976,398
RS GROUP PLC	2,171,153	25,141,289
Sabre Insurance Group PLC (d)	9,562,200	15,189,861
Savills PLC	1,177,500	14,228,499
Tate & Lyle PLC	3,183,043	32,602,358
Ten Entertainment Group PLC (c)	5,931,311	20,051,731
Vistry Group PLC	1,657,298	16,297,983
WH Smith PLC	1,103,900	21,836,516
TOTAL UNITED KINGDOM		542,888,589
United States of America - 2.6%
Adient PLC (a)	490,800	18,130,152
Adtalem Global Education, Inc. (a)	527,500	21,400,675
Antero Resources Corp. (a)	920,100	21,153,099
RHI Magnesita NV	1,054,291	29,944,553
TOTAL UNITED STATES OF AMERICA		90,628,479
TOTAL COMMON STOCKS (Cost $3,161,563,832)		3,373,248,012

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	67,561,136	67,574,648
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	7,397,719	7,398,459
TOTAL MONEY MARKET FUNDS (Cost $74,973,106)		74,973,107

TOTAL INVESTMENT IN SECURITIES - 97.5% (Cost $3,236,536,938)	3,448,221,119
NET OTHER ASSETS (LIABILITIES) - 2.5%	87,687,470
NET ASSETS - 100.0%	3,535,908,589

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,618,091 or 5.8% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	191,911,753	124,337,106	706,541	-	1	67,574,648	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	28,602,852	107,993,297	129,197,690	82,162	-	-	7,398,459	0.0%
Total	28,602,852	299,905,050	253,534,796	788,703	-	1	74,973,107

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ashtead Technology Holdings PLC	19,751,365	1,332,382	-	-	-	10,080,536	31,164,283
Genesis Land Development Corp.	5,655,343	-	-	192,186	-	329,036	5,984,379
Mears Group PLC	17,260,781	-	-	-	-	4,790,904	22,051,685
Mincon Group PLC	13,237,160	-	-	31,849	-	1,224,119	14,461,279
Servcorp Ltd.	15,413,681	-	-	477,383	-	(501,953)	14,911,728
SomnoMed Ltd.	3,698,161	-	-	-	-	(1,156,910)	2,541,251
Ten Entertainment Group PLC	14,590,349	-	-	-	-	5,461,382	20,051,731
Vitzrocell Co. Ltd.	12,328,605	-	-	191,205	-	7,258,838	19,587,443
Total	101,935,445	1,332,382	-	892,623	-	27,485,952	130,753,779

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	128,893,630	52,728,692	76,164,938	-
Consumer Discretionary	527,580,786	268,236,042	259,344,744	-
Consumer Staples	320,220,632	206,664,728	113,555,904	-
Energy	136,331,415	93,963,640	42,367,775	-
Financials	394,138,454	324,077,695	70,060,759	-
Health Care	229,624,415	145,265,350	84,359,065	-
Industrials	776,117,202	462,239,703	313,877,499	-
Information Technology	324,740,235	75,261,071	249,479,164	-
Materials	284,459,858	191,678,501	92,781,356	1
Real Estate	230,631,425	113,777,551	116,853,874	-
Utilities	20,509,960	-	20,509,960	-

Money Market Funds	74,973,107	74,973,107	-	-
Total Investments in Securities:	3,448,221,119	2,008,866,080	1,439,355,038	1
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,357,538) - See accompanying schedule:
Unaffiliated issuers (cost $3,030,263,303)	$3,242,494,233
Fidelity Central Funds (cost $74,973,106)	74,973,107
Other affiliated issuers (cost $131,300,529)	130,753,779

Total Investment in Securities (cost $3,236,536,938)		$3,448,221,119
Foreign currency held at value (cost $84,431,301)		84,432,541
Receivable for investments sold		386
Receivable for fund shares sold		3,344,408
Dividends receivable		13,789,061
Reclaims receivable		2,439,687
Distributions receivable from Fidelity Central Funds		291,037
Prepaid expenses		1,252
Other receivables		14,936
Total assets		3,552,534,427
Liabilities
Payable for investments purchased	$2,374,360
Payable for fund shares redeemed	2,084,087
Accrued management fee	2,756,167
Distribution and service plan fees payable	43,836
Other affiliated payables	504,224
Other payables and accrued expenses	1,468,800
Collateral on securities loaned	7,394,364
Total Liabilities		16,625,838
Net Assets		$3,535,908,589
Net Assets consist of:
Paid in capital		$3,415,963,907
Total accumulated earnings (loss)		119,944,682
Net Assets		$3,535,908,589

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($118,245,777 ÷ 4,122,499 shares) (a)		$28.68
Maximum offering price per share (100/94.25 of $28.68)		$30.43
Class M :
Net Asset Value and redemption price per share ($17,265,357 ÷ 604,611 shares) (a)		$28.56
Maximum offering price per share (100/96.50 of $28.56)		$29.60
Class C :
Net Asset Value and offering price per share ($14,887,531 ÷ 541,359 shares) (a)		$27.50
International Small Cap :
Net Asset Value , offering price and redemption price per share ($1,475,189,645 ÷ 50,333,294 shares)		$29.31
Class I :
Net Asset Value , offering price and redemption price per share ($843,091,408 ÷ 28,563,772 shares)		$29.52
Class Z :
Net Asset Value , offering price and redemption price per share ($1,067,228,871 ÷ 36,200,928 shares)		$29.48
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends (including $892,623 earned from affiliated issuers)		$40,226,643
Income from Fidelity Central Funds (including $82,162 from security lending)		788,703
Income before foreign taxes withheld		$41,015,346
Less foreign taxes withheld		(4,073,904)
Total Income		36,941,442
Expenses
Management fee
Basic fee	$13,588,257
Performance adjustment	759,518
Transfer agent fees	2,213,519
Distribution and service plan fees	249,678
Accounting fees	675,286
Custodian fees and expenses	215,050
Independent trustees' fees and expenses	10,227
Registration fees	112,429
Audit	56,283
Legal	2,426
Interest	29,538
Miscellaneous	6,919
Total expenses before reductions	17,919,130
Expense reductions	(76,188)
Total expenses after reductions		17,842,942
Net Investment income (loss)		19,098,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $50,382)	(38,045,782)
Foreign currency transactions	4,055,809
Total net realized gain (loss)		(33,989,973)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $33,190)	585,034,120
Fidelity Central Funds	1
Other affiliated issuers	27,485,952
Assets and liabilities in foreign currencies	477,800
Total change in net unrealized appreciation (depreciation)		612,997,873
Net gain (loss)		579,007,900
Net increase (decrease) in net assets resulting from operations		$598,106,400
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,098,500	$78,961,606
Net realized gain (loss)	(33,989,973)	(56,580,886)
Change in net unrealized appreciation (depreciation)	612,997,873	(993,174,796)
Net increase (decrease) in net assets resulting from operations	598,106,400	(970,794,076)
Distributions to shareholders	(22,796,062)	(242,362,167)
Share transactions - net increase (decrease)	29,385,298	612,399,770
Total increase (decrease) in net assets	604,695,636	(600,756,473)

Net Assets
Beginning of period	2,931,212,953	3,531,969,426
End of period	$3,535,908,589	$2,931,212,953

Financial Highlights
Fidelity Advisor® International Small Cap Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.88	$34.31	$24.75	$26.32	$25.78	$29.24
Income from Investment Operations
Net investment income (loss) A,B	.12	.58	.31	.27	.49	.38
Net realized and unrealized gain (loss)	4.79	(8.74)	9.42	(1.26)	1.43	(2.87)
Total from investment operations	4.91	(8.16)	9.73	(.99)	1.92	(2.49)
Distributions from net investment income	(.11)	(.75)	(.17)	(.44)	(.38)	(.23)
Distributions from net realized gain	-	(1.52)	-	(.14)	(1.00)	(.74)
Total distributions	(.11)	(2.27)	(.17)	(.58)	(1.38)	(.97)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$28.68	$23.88	$34.31	$24.75	$26.32	$25.78
Total Return D,E,F	20.61%	(25.19)%	39.43%	(3.91)%	8.00%	(8.83)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.38% I	1.29%	1.29%	1.36%	1.47%	1.49%
Expenses net of fee waivers, if any	1.38% I	1.29%	1.29%	1.36%	1.47%	1.49%
Expenses net of all reductions	1.38% I	1.29%	1.29%	1.35%	1.46%	1.48%
Net investment income (loss)	.87% I	2.06%	.95%	1.09%	1.94%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$118,246	$95,906	$136,131	$92,044	$105,786	$80,395
Portfolio turnover rate J	11% I	17%	28%	43%	28%	25%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.73	$34.12	$24.62	$26.18	$25.62	$29.07
Income from Investment Operations
Net investment income (loss) A,B	.08	.50	.22	.19	.41	.30
Net realized and unrealized gain (loss)	4.79	(8.70)	9.38	(1.25)	1.43	(2.86)
Total from investment operations	4.87	(8.20)	9.60	(1.06)	1.84	(2.56)
Distributions from net investment income	(.04)	(.66)	(.10)	(.36)	(.27)	(.15)
Distributions from net realized gain	-	(1.52)	-	(.14)	(1.00)	(.74)
Total distributions	(.04)	(2.19) C	(.10)	(.50)	(1.28) C	(.89)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$28.56	$23.73	$34.12	$24.62	$26.18	$25.62
Total Return E,F,G	20.52%	(25.43)%	39.07%	(4.19)%	7.65%	(9.10)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.66% J	1.57%	1.57%	1.67%	1.78%	1.77%
Expenses net of fee waivers, if any	1.65% J	1.56%	1.57%	1.67%	1.78%	1.77%
Expenses net of all reductions	1.65% J	1.56%	1.57%	1.65%	1.77%	1.76%
Net investment income (loss)	.60% J	1.79%	.68%	.78%	1.62%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$17,265	$13,761	$19,926	$12,492	$16,013	$16,362
Portfolio turnover rate K	11% J	17%	28%	43%	28%	25%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.88	$32.93	$23.80	$25.27	$24.77	$28.21
Income from Investment Operations
Net investment income (loss) A,B	.01	.35	.06	.08	.28	.16
Net realized and unrealized gain (loss)	4.61	(8.40)	9.07	(1.23)	1.39	(2.76)
Total from investment operations	4.62	(8.05)	9.13	(1.15)	1.67	(2.60)
Distributions from net investment income	-	(.48)	-	(.18)	(.17)	(.10)
Distributions from net realized gain	-	(1.52)	-	(.14)	(1.00)	(.74)
Total distributions	-	(2.00)	-	(.32)	(1.17)	(.84)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$27.50	$22.88	$32.93	$23.80	$25.27	$24.77
Total Return D,E,F	20.19%	(25.77)%	38.36%	(4.65)%	7.17%	(9.51)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.15% I	2.06%	2.05%	2.13%	2.24%	2.24%
Expenses net of fee waivers, if any	2.15% I	2.05%	2.05%	2.13%	2.24%	2.24%
Expenses net of all reductions	2.15% I	2.05%	2.05%	2.11%	2.23%	2.23%
Net investment income (loss)	.10% I	1.30%	.19%	.32%	1.16%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$14,888	$13,556	$21,683	$17,659	$23,937	$41,918
Portfolio turnover rate J	11% I	17%	28%	43%	28%	25%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® International Small Cap Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.43	$35.05	$25.28	$26.86	$26.29	$29.77
Income from Investment Operations
Net investment income (loss) A,B	.16	.67	.41	.34	.57	.48
Net realized and unrealized gain (loss)	4.91	(8.94)	9.61	(1.27)	1.45	(2.93)
Total from investment operations	5.07	(8.27)	10.02	(.93)	2.02	(2.45)
Distributions from net investment income	(.19)	(.83)	(.25)	(.51)	(.45)	(.29)
Distributions from net realized gain	-	(1.52)	-	(.14)	(1.00)	(.74)
Total distributions	(.19)	(2.35)	(.25)	(.65)	(1.45)	(1.03)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$29.31	$24.43	$35.05	$25.28	$26.86	$26.29
Total Return D,E	20.81%	(25.01)%	39.83%	(3.61)%	8.27%	(8.54)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.12% H	1.02%	1.01%	1.08%	1.19%	1.20%
Expenses net of fee waivers, if any	1.11% H	1.02%	1.01%	1.08%	1.19%	1.20%
Expenses net of all reductions	1.11% H	1.02%	1.01%	1.07%	1.18%	1.19%
Net investment income (loss)	1.14% H	2.33%	1.23%	1.37%	2.22%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,475,189	$1,145,773	$1,534,214	$1,122,746	$1,282,412	$1,256,193
Portfolio turnover rate I	11% H	17%	28%	43%	28%	25%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.60	$35.27	$25.44	$27.03	$26.45	$29.97
Income from Investment Operations
Net investment income (loss) A,B	.16	.68	.41	.35	.58	.47
Net realized and unrealized gain (loss)	4.94	(8.99)	9.67	(1.28)	1.46	(2.95)
Total from investment operations	5.10	(8.31)	10.08	(.93)	2.04	(2.48)
Distributions from net investment income	(.18)	(.84)	(.25)	(.52)	(.46)	(.30)
Distributions from net realized gain	-	(1.52)	-	(.14)	(1.00)	(.74)
Total distributions	(.18)	(2.36)	(.25)	(.66)	(1.46)	(1.04)
Redemption fees added to paid in capital A	-	-	-	-	-	- C
Net asset value, end of period	$29.52	$24.60	$35.27	$25.44	$27.03	$26.45
Total Return D,E	20.81%	(24.98)%	39.80%	(3.62)%	8.28%	(8.58)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.11% H	1.02%	1.02%	1.08%	1.19%	1.21%
Expenses net of fee waivers, if any	1.11% H	1.01%	1.02%	1.08%	1.18%	1.21%
Expenses net of all reductions	1.11% H	1.01%	1.02%	1.06%	1.18%	1.20%
Net investment income (loss)	1.14% H	2.34%	1.22%	1.38%	2.22%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$843,091	$696,515	$1,080,258	$605,100	$777,771	$564,988
Portfolio turnover rate I	11% H	17%	28%	43%	28%	25%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Small Cap Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$24.59	$35.26	$25.43	$27.03	$26.46	$28.78
Income from Investment Operations
Net investment income (loss) B,C	.18	.70	.45	.38	.61	.03
Net realized and unrealized gain (loss)	4.93	(8.97)	9.67	(1.28)	1.47	(2.35)
Total from investment operations	5.11	(8.27)	10.12	(.90)	2.08	(2.32)
Distributions from net investment income	(.22)	(.88)	(.29)	(.56)	(.50)	-
Distributions from net realized gain	-	(1.52)	-	(.14)	(1.00)	-
Total distributions	(.22)	(2.40)	(.29)	(.70)	(1.51) D	-
Net asset value, end of period	$29.48	$24.59	$35.26	$25.43	$27.03	$26.46
Total Return E,F	20.88%	(24.89)%	39.99%	(3.51)%	8.44%	(8.06)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.98% I	.89%	.89%	.94%	1.05%	1.15% I
Expenses net of fee waivers, if any	.98% I	.89%	.89%	.94%	1.05%	1.15% I
Expenses net of all reductions	.98% I	.89%	.89%	.93%	1.04%	1.14% I
Net investment income (loss)	1.27% I	2.47%	1.35%	1.51%	2.35%	2.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,067,229	$965,701	$739,757	$275,127	$245,252	$7,421
Portfolio turnover rate J	11% I	17%	28%	43%	28%	25%

A For the period October 2, 2018 (commencement of sale of shares) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income.   For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, certain foreign taxes and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$625,078,945
Gross unrealized depreciation	(440,930,953)
Net unrealized appreciation (depreciation)	$184,147,992
Tax cost	$3,264,073,127

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(27,055,387)
Long-term	(15,013,621)
Total capital loss carryforward	$(42,069,008)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Fund	174,130,769	242,689,527

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the   relative investment performance of International Small Cap as compared to its benchmark index, the MSCI ACWI (All Country World Index) ex USA Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$136,564	$2,570
Class M	.25%	.25%	39,446	506
Class C	.75%	.25%	73,668	5,968
			$249,678	$9,044

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$17,567
Class M	748
Class C A	2,039
$20,354

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$105,675.19
Class M	17,171.22
Class C	15,339.21
International Small Cap	1,196,490.18
Class I	668,035.17
Class Z	210,809.04
	$2,213,519

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Small Cap Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Small Cap Fund	$898

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Small Cap Fund .	Borrower	$ 10,391,750	4.13%	$28,591

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Small Cap Fund	5,952,377	24,401,098	(2,928,407)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity International Small Cap Fund	$3,157

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Small Cap Fund	$10,284	$-	$-

8. Bank Borrowings.   The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Small Cap Fund	$9,529,000	3.58%	$947
9. Expense Reductions. Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$80
Class M	313
Class C	34
$427

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $75,761.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity International Small Cap Fund
Distributions to shareholders
Class A	$440,641	$9,065,367
Class M	19,955	1,272,726
Class C	-	1,312,589
International Small Cap	8,831,165	100,730,178
Class I	5,018,235	74,208,475
Class Z	8,486,066	55,772,832
Total	$22,796,062	$242,362,167
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity International Small Cap Fund
Class A
Shares sold	491,797	830,534	$13,553,560	$23,685,249
Reinvestment of distributions	16,707	295,136	437,544	8,995,592
Shares redeemed	(402,874)	(1,076,634)	(10,842,206)	(30,435,716)
Net increase (decrease)	105,630	49,036	$3,148,898	$2,245,125
Class M
Shares sold	59,784	86,516	$1,654,959	$2,471,290
Reinvestment of distributions	763	41,863	19,926	1,271,367
Shares redeemed	(35,752)	(132,638)	(953,159)	(3,771,297)
Net increase (decrease)	24,795	(4,259)	$721,726	$(28,640)
Class C
Shares sold	34,410	60,983	$895,099	$1,691,801
Reinvestment of distributions	-	44,584	-	1,311,796
Shares redeemed	(85,478)	(171,531)	(2,220,831)	(4,624,227)
Net increase (decrease)	(51,068)	(65,964)	$(1,325,732)	$(1,620,630)
International Small Cap
Shares sold	7,455,033	13,356,832	$207,663,914	$375,220,830
Reinvestment of distributions	303,022	2,945,011	8,099,784	91,615,712
Shares redeemed	(4,322,793)	(13,181,058)	(119,265,729)	(380,933,549)
Net increase (decrease)	3,435,262	3,120,785	$96,497,969	$85,902,993
Class I
Shares sold	5,870,142	13,697,966	$164,154,464	$404,258,743
Reinvestment of distributions	178,126	2,305,754	4,795,157	72,208,170
Shares redeemed	(5,801,469)	(18,313,122)	(159,576,212)	(518,387,511)
Net increase (decrease)	246,799	(2,309,402)	$9,373,409	$(41,920,598)
Class Z
Shares sold	6,438,289	35,845,899	$179,749,751	$1,046,158,928
Reinvestment of distributions	206,606	1,517,664	5,553,574	47,460,406
Shares redeemed	(9,716,433)	(19,068,812)	(264,334,297)	(525,797,814)
Net increase (decrease)	(3,071,538)	18,294,751	$(79,030,972)	$567,821,520

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® International Small Cap Fund
Class A	1.38%
Actual		$ 1,000	$ 1,206.10	$ 7.55
Hypothetical- B		$ 1,000	$ 1,017.95	$ 6.90
Class M	1.65%
Actual		$ 1,000	$ 1,205.20	$ 9.02
Hypothetical- B		$ 1,000	$ 1,016.61	$ 8.25
Class C	2.15%
Actual		$ 1,000	$ 1,201.90	$ 11.74
Hypothetical- B		$ 1,000	$ 1,014.13	$ 10.74
Fidelity® International Small Cap Fund	1.11%
Actual		$ 1,000	$ 1,208.10	$ 6.08
Hypothetical- B		$ 1,000	$ 1,019.29	$ 5.56
Class I	1.11%
Actual		$ 1,000	$ 1,208.10	$ 6.08
Hypothetical- B		$ 1,000	$ 1,019.29	$ 5.56
Class Z	.98%
Actual		$ 1,000	$ 1,208.80	$ 5.37
Hypothetical- B		$ 1,000	$ 1,019.93	$ 4.91

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.800662.119
ISC-SANN-0623
Fidelity® Sustainable Emerging Markets Equity Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	9.2
Tencent Holdings Ltd. (China, Interactive Media & Services)	6.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.6
Alibaba Group Holding Ltd. (China, Broadline Retail)	3.0
Wal-Mart de Mexico SA de CV Series V (Mexico, Consumer Staples Distribution & Retail)	2.5
China Construction Bank Corp. (H Shares) (China, Banks)	2.4
LG Chemical Ltd. (Korea (South), Chemicals)	2.0
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	1.9
NetEase, Inc. ADR (China, Entertainment)	1.9
HDFC Bank Ltd. sponsored ADR (India, Banks)	1.9
36.4

Market Sectors (% of Fund's net assets)

Financials	21.7
Information Technology	20.5
Consumer Discretionary	13.8
Communication Services	12.9
Consumer Staples	7.9
Industrials	6.0
Health Care	5.4
Materials	5.0
Energy	2.7
Utilities	1.7

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
Brazil - 4.1%
Azul SA sponsored ADR (a)	2,254	14,674
Hapvida Participacoes e Investimentos SA (a)(b)	54,148	29,963
Localiza Rent a Car SA	3,230	37,566
Localiza Rent a Car SA rights 5/11/23 (a)	8	28
Lojas Renner SA	6,999	22,227
Natura & Co. Holding SA	5,521	12,242
Pet Center Comercio e Participacoes SA	19,682	24,347
Raia Drogasil SA	6,333	33,368
TOTAL BRAZIL		174,415
China - 31.9%
Alibaba Group Holding Ltd. (a)	12,289	129,939
Alibaba Group Holding Ltd. sponsored ADR (a)	196	16,599
Baidu, Inc. sponsored ADR (a)	136	16,403
BeiGene Ltd. ADR (a)	34	8,669
Bilibili, Inc. ADR (a)	842	17,143
BYD Co. Ltd. (H Shares)	884	26,808
China Construction Bank Corp. (H Shares)	152,958	102,256
China Life Insurance Co. Ltd. (H Shares)	9,684	18,604
China Merchants Bank Co. Ltd. (H Shares)	1,966	9,490
China Resources Beer Holdings Co. Ltd.	4,067	31,417
Contemporary Amperex Technology Co. Ltd.	326	10,934
ENN Energy Holdings Ltd.	2,810	38,530
Haier Smart Home Co. Ltd.	9,232	30,092
Hansoh Pharmaceutical Group Co. Ltd. (b)	3,297	6,015
JD.com, Inc. sponsored ADR	768	27,433
Kunlun Energy Co. Ltd.	22,092	20,479
Kweichow Moutai Co. Ltd. (A Shares)	94	23,985
Li Auto, Inc. ADR (a)	815	19,153
Li Ning Co. Ltd.	1,479	10,577
Meituan Class B (a)(b)	4,376	74,788
NetEase, Inc. ADR	897	79,950
New Horizon Health Ltd. (a)(b)	4,515	16,202
PDD Holdings, Inc. ADR (a)	622	42,389
Ping An Insurance Group Co. of China Ltd. (H Shares)	11,067	80,740
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	993	44,893
Shenzhou International Group Holdings Ltd.	2,885	27,711
Silergy Corp.	428	6,751
Sinopharm Group Co. Ltd. (H Shares)	2,000	7,085
Sinotruk Hong Kong Ltd.	18,120	27,692
Sunny Optical Technology Group Co. Ltd.	1,436	15,175
Tencent Holdings Ltd.	5,769	256,237
Trip.com Group Ltd. ADR (a)	1,340	47,583
Wuliangye Yibin Co. Ltd. (A Shares)	679	16,628
Wuxi Biologics (Cayman), Inc. (a)(b)	4,089	24,382
Zai Lab Ltd. (a)	3,530	12,359
Zai Lab Ltd. ADR (a)	121	4,233
Zijin Mining Group Co. Ltd. (H Shares)	6,448	10,917
TOTAL CHINA		1,360,241
Hungary - 0.8%
OTP Bank PLC	316	9,614
Richter Gedeon PLC	951	22,950
TOTAL HUNGARY		32,564
India - 14.2%
Axis Bank Ltd.	2,512	26,544
Axis Bank Ltd. sponsored GDR (Reg. S)	90	4,752
Bharti Airtel Ltd.	3,921	38,425
HDFC Bank Ltd. sponsored ADR	1,131	78,944
HDFC Standard Life Insurance Co. Ltd. (b)	3,889	25,274
Hindustan Unilever Ltd.	1,332	40,135
Housing Development Finance Corp. Ltd.	1,526	52,049
ICICI Bank Ltd.	3,975	44,890
Infosys Ltd. sponsored ADR	3,305	51,360
Larsen & Toubro Ltd.	1,985	57,611
NTPC Ltd.	5,868	12,390
Reliance Industries Ltd.	1,757	52,233
Reliance Industries Ltd. GDR (b)	1,079	64,308
SRF Ltd.	309	9,639
Tata Consultancy Services Ltd.	286	11,319
Tata Steel Ltd.	10,090	13,391
Ultratech Cement Ltd.	224	20,758
TOTAL INDIA		604,022
Indonesia - 3.6%
PT Bank Central Asia Tbk	108,726	67,285
PT Bank Mandiri (Persero) Tbk	106,196	37,540
PT Bank Rakyat Indonesia (Persero) Tbk	97,701	34,047
PT Telkom Indonesia Persero Tbk	56,845	16,465
TOTAL INDONESIA		155,337
Korea (South) - 13.7%
Db Insurance Co. Ltd.	409	25,721
Hansol Chemical Co. Ltd.	103	17,175
Hyundai Fire & Marine Insurance Co. Ltd.	1,242	34,906
Hyundai Motor Co. Ltd.	401	59,423
JYP Entertainment Corp.	147	9,948
KB Financial Group, Inc.	468	17,377
LG Chemical Ltd.	154	85,578
LG Energy Solution (a)	40	17,440
LG H & H Co. Ltd.	27	12,613
LG Innotek Co. Ltd.	34	6,770
NAVER Corp.	110	15,943
Samsung Electronics Co. Ltd.	4,863	239,374
SK Hynix, Inc.	615	41,396
TOTAL KOREA (SOUTH)		583,664
Malaysia - 0.2%
Press Metal Aluminium Holdings	7,366	8,536
Mexico - 5.7%
CEMEX S.A.B. de CV sponsored ADR (a)	1,508	9,048
Grupo Aeroportuario Norte S.A.B. de CV	4,996	54,919
Grupo Financiero Banorte S.A.B. de CV Series O	8,409	72,718
Wal-Mart de Mexico SA de CV Series V	26,145	105,412
TOTAL MEXICO		242,097
Peru - 0.3%
Credicorp Ltd. (United States)	98	13,277
Saudi Arabia - 1.2%
Al Rajhi Bank	642	13,146
Dr Sulaiman Al Habib Medical Services Group Co.	490	37,494
TOTAL SAUDI ARABIA		50,640
Singapore - 1.4%
Sea Ltd. ADR (a)	802	61,088
South Africa - 4.5%
Absa Group Ltd.	4,610	44,768
Bid Corp. Ltd.	1,421	32,339
Gold Fields Ltd. sponsored ADR	1,066	16,587
Impala Platinum Holdings Ltd.	2,120	20,640
MTN Group Ltd.	5,393	37,831
Naspers Ltd. Class N	216	38,509
TOTAL SOUTH AFRICA		190,674
Switzerland - 0.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 11/16/24 (a)(b)	172	7,808
Taiwan - 13.4%
Chailease Holding Co. Ltd.	4,779	34,782
E.SUN Financial Holdings Co. Ltd.	11,851	9,631
eMemory Technology, Inc.	484	28,919
HIWIN Technologies Corp.	4,084	31,348
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,921	30,378
MediaTek, Inc.	2,024	43,979
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,666	393,342
TOTAL TAIWAN		572,379
Thailand - 0.6%
CP ALL PCL (For. Reg.)	10,881	20,680
Thai Beverage PCL	11,450	5,502
TOTAL THAILAND		26,182
TOTAL COMMON STOCKS (Cost $4,082,062)		4,082,924

Nonconvertible Preferred Stocks - 1.8%
	Shares	Value ($)
Brazil - 1.8%
Banco Bradesco SA (PN)	3,234	8,980
Itau Unibanco Holding SA	8,996	46,749
Itau Unibanco Holding SA sponsored ADR	3,960	20,394

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $72,366)		76,123

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c) (Cost $159,981)	159,949	159,981

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $4,314,409)	4,319,028
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(58,683)
NET ASSETS - 100.0%	4,260,345

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $248,740 or 5.8% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	102,935	2,315,186	2,258,140	5,986	-	-	159,981	0.0%
Total	102,935	2,315,186	2,258,140	5,986	-	-	159,981

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	549,433	212,415	337,018	-
Consumer Discretionary	597,578	238,240	359,338	-
Consumer Staples	334,321	183,361	150,960	-
Energy	116,541	64,308	52,233	-
Financials	934,478	313,342	621,136	-
Health Care	222,053	103,309	118,744	-
Industrials	252,212	107,187	145,025	-
Information Technology	868,763	444,702	424,061	-
Materials	212,269	25,635	186,634	-
Utilities	71,399	-	71,399	-

Money Market Funds	159,981	159,981	-	-
Total Investments in Securities:	4,319,028	1,852,480	2,466,548	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,154,428)	$4,159,047
Fidelity Central Funds (cost $159,981)	159,981

Total Investment in Securities (cost $4,314,409)		$4,319,028
Cash		4,683
Foreign currency held at value (cost $13,391)		13,392
Receivable for fund shares sold		800
Dividends receivable		3,914
Distributions receivable from Fidelity Central Funds		1,067
Receivable from investment adviser for expense reductions		15,779
Other receivables		140
Total assets		4,358,803
Liabilities
Payable for investments purchased	$45,730
Payable for fund shares redeemed	1,012
Accrued management fee	2,840
Distribution and service plan fees payable	299
Other affiliated payables	957
Audit fee payable	32,190
Custody fee payable	14,862
Other payables and accrued expenses	568
Total Liabilities		98,458
Net Assets		$4,260,345
Net Assets consist of:
Paid in capital		$4,910,374
Total accumulated earnings (loss)		(650,029)
Net Assets		$4,260,345

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($239,488 ÷ 30,792 shares) (a)		$7.78
Maximum offering price per share (100/94.25 of $7.78)		$8.25
Class M :
Net Asset Value and redemption price per share ($194,896 ÷ 25,065 shares) (a)		$7.78
Maximum offering price per share (100/96.50 of $7.78)		$8.06
Class C :
Net Asset Value and offering price per share ($198,750 ÷ 25,658 shares) (a)		$7.75
Fidelity Sustainable Emerging Markets Equity Fund :
Net Asset Value , offering price and redemption price per share ($3,087,295 ÷ 396,492 shares)		$7.79
Class I :
Net Asset Value , offering price and redemption price per share ($211,321 ÷ 27,136 shares)		$7.79
Class Z :
Net Asset Value , offering price and redemption price per share ($328,595 ÷ 42,130 shares)		$7.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$37,242
Non-Cash dividends		11,645
Income from Fidelity Central Funds		5,986
Income before foreign taxes withheld		$54,873
Less foreign taxes withheld		(5,112)
Total Income		49,761
Expenses
Management fee
Basic fee	$17,182
Performance adjustment	(24)
Transfer agent fees	4,391
Distribution and service plan fees	1,756
Accounting fees and expenses	1,102
Custodian fees and expenses	25,369
Independent trustees' fees and expenses	11
Registration fees	100,314
Audit	33,759
Legal	3
Miscellaneous	8
Total expenses before reductions	183,871
Expense reductions	(155,042)
Total expenses after reductions		28,829
Net Investment income (loss)		20,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(259,875)
Foreign currency transactions	(2,637)
Futures contracts	5,437
Total net realized gain (loss)		(257,075)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $565)	765,330
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		765,304
Net gain (loss)		508,229
Net increase (decrease) in net assets resulting from operations		$529,161
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	For the period February 10, 2022 (commencement of operations) through October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,932	$14,880
Net realized gain (loss)	(257,075)	(409,178)
Change in net unrealized appreciation (depreciation)	765,304	(761,262)
Net increase (decrease) in net assets resulting from operations	529,161	(1,155,560)
Distributions to shareholders	(23,630)	-
Share transactions - net increase (decrease)	742,489	4,167,885
Total increase (decrease) in net assets	1,248,020	3,012,325

Net Assets
Beginning of period	3,012,325	-
End of period	$4,260,345	$3,012,325

Financial Highlights
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$6.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.03
Net realized and unrealized gain (loss)	1.24	(3.48)
Total from investment operations	1.27	(3.45)
Distributions from net investment income	(.04)	-
Total distributions	(.04)	-
Net asset value, end of period	$7.78	$6.55
Total Return D,E,F	19.37%	(34.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	8.67% I	8.77% I,J
Expenses net of fee waivers, if any	1.50% I	1.57% I
Expenses net of all reductions	1.49% I	1.56% I
Net investment income (loss)	.76% I	.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$239	$164
Portfolio turnover rate K	139% I	84% I

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$6.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.01
Net realized and unrealized gain (loss)	1.24	(3.47)
Total from investment operations	1.26	(3.46)
Distributions from net investment income	(.02)	-
Total distributions	(.02)	-
Net asset value, end of period	$7.78	$6.54
Total Return D,E,F	19.24%	(34.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	8.77% I	9.01% I,J
Expenses net of fee waivers, if any	1.75% I	1.82% I
Expenses net of all reductions	1.74% I	1.82% I
Net investment income (loss)	.51% I	.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$195	$164
Portfolio turnover rate K	139% I	84% I

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$6.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	(.01)
Net realized and unrealized gain (loss)	1.23	(3.47)
Total from investment operations	1.23	(3.48)
Net asset value, end of period	$7.75	$6.52
Total Return E,F,G	18.87%	(34.80)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	9.26% J	9.51% J,K
Expenses net of fee waivers, if any	2.25% J	2.32% J
Expenses net of all reductions	2.24% J	2.32% J
Net investment income (loss)	.01% J	(.24)% J
Supplemental Data
Net assets, end of period (000 omitted)	$199	$163
Portfolio turnover rate L	139% J	84% J

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Audit fees are not annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Emerging Markets Equity Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.05
Net realized and unrealized gain (loss)	1.23	(3.48)
Total from investment operations	1.27	(3.43)
Distributions from net investment income	(.05)	-
Total distributions	(.05)	-
Net asset value, end of period	$7.79	$6.57
Total Return D,E	19.40%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	8.25% H	8.07% H,I
Expenses net of fee waivers, if any	1.25% H	1.25% H
Expenses net of all reductions	1.24% H	1.25% H
Net investment income (loss)	1.02% H	.83% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,087	$2,082
Portfolio turnover rate J	139% H	84% H

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.04
Net realized and unrealized gain (loss)	1.23	(3.47)
Total from investment operations	1.27	(3.43)
Distributions from net investment income	(.05)	-
Total distributions	(.05)	-
Net asset value, end of period	$7.79	$6.57
Total Return D,E	19.40%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	8.20% H	8.50% H,I
Expenses net of fee waivers, if any	1.25% H	1.31% H
Expenses net of all reductions	1.24% H	1.31% H
Net investment income (loss)	1.01% H	.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$211	$164
Portfolio turnover rate J	139% H	84% H

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.05
Net realized and unrealized gain (loss)	1.23	(3.48)
Total from investment operations	1.28	(3.43)
Distributions from net investment income	(.05)	-
Total distributions	(.05)	-
Net asset value, end of period	$7.80	$6.57
Total Return D,E	19.55%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	8.23% H	8.23% H,I
Expenses net of fee waivers, if any	1.10% H	1.15% H
Expenses net of all reductions	1.09% H	1.15% H
Net investment income (loss)	1.17% H	.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$329	$276
Portfolio turnover rate J	139% H	84% H

A For the period February 10, 2022 (commencement of operations) through October 31, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Sustainable Emerging Markets Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Emerging Markets Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$285,028
Gross unrealized depreciation	(330,952)
Net unrealized appreciation (depreciation)	$(45,924)
Tax cost	$4,364,952

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(285,926)
Long-term	(16,652)
Total capital loss carryforward	$(302,578)

Due to large subscriptions in a prior period, $89,764 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $57,333 per year.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Emerging Markets Equity Fund	3,617,324	2,853,590
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund as compared to its benchmark index, the MSCI Emerging Markets Index, over the same 36 month performance period. The Fund's performance adjustment took effect in February 28, 2023. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$289	$244
Class M	.25%	.25%	486	486
Class C	.75%	.25%	981	968
			$1,756	$1,698

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$217.19
Class M	109.11
Class C	116.12
Fidelity Sustainable Emerging Markets Equity Fund	3,763.23
Class I	117.12
Class Z	69.04
	$4,391
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Sustainable Emerging Markets Equity Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Sustainable Emerging Markets Equity Fund	$16

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Emerging Markets Equity Fund	30,788	54,954	(7,880)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Sustainable Emerging Markets Equity Fund	$4
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.50%	$8,267
Class M	1.75%	6,810
Class C	2.25%	6,865
Fidelity Sustainable Emerging Markets Equity Fund	1.25%	114,115
Class I	1.25%	7,061
Class Z	1.10%	11,661
		$154,779

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $164.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $99.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022 A
Fidelity Sustainable Emerging Markets Equity Fund
Distributions to shareholders
Class A	$1,114	$-
Class M	450	-
Fidelity Sustainable Emerging Markets Equity Fund	18,515	-
Class I	1,326	-
Class Z	2,225	-
Total	$23,630	$-
A   For the period February 10, 2022 (commencement of operations) through October 31, 2022.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022 A	Six months ended April 30, 2023	Year ended October 31, 2022 A
Fidelity Sustainable Emerging Markets Equity Fund
Class A
Shares sold	8,116	25,041	$62,655	$250,393
Reinvestment of distributions	147	-	1,114	-
Shares redeemed	(2,471)	(41)	(20,694)	(320)
Net increase (decrease)	5,792	25,000	$43,075	$250,073
Class M
Shares sold	6	25,000	$48	$250,003
Reinvestment of distributions	59	-	450	-
Net increase (decrease)	65	25,000	$498	$250,003
Class C
Shares sold	658	25,000	$5,392	$250,000
Net increase (decrease)	658	25,000	$5,392	$250,000
Fidelity Sustainable Emerging Markets Equity Fund
Shares sold	274,168	382,605	$2,208,394	$3,306,578
Reinvestment of distributions	2,252	-	17,120	-
Shares redeemed	(196,993)	(65,540)	(1,550,517)	(507,726)
Net increase (decrease)	79,427	317,065	$674,997	$2,798,852
Class I
Shares sold	1,962	25,000	$15,875	$250,000
Reinvestment of distributions	174	-	1,326	-
Net increase (decrease)	2,136	25,000	$17,201	$250,000
Class Z
Shares sold	-	42,008	$ -	$369,361
Reinvestment of distributions	174	-	1,326	-
Shares redeemed	-	(52)	-	(404)
Net increase (decrease)	174	41,956	$1,326	$368,957

A   For the period February 10, 2022 (commencement of operations) through October 31, 2022.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Affiliated %
Fund
Fidelity Sustainable Emerging Markets Equity Fund	33%

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.
Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	14%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® Sustainable Emerging Markets Equity Fund
Class A	1.50%
Actual		$ 1,000	$ 1,193.70	$ 8.16
Hypothetical- B		$ 1,000	$ 1,017.36	$ 7.50
Class M	1.75%
Actual		$ 1,000	$ 1,192.40	$ 9.51
Hypothetical- B		$ 1,000	$ 1,016.12	$ 8.75
Class C	2.25%
Actual		$ 1,000	$ 1,188.70	$ 12.21
Hypothetical- B		$ 1,000	$ 1,013.64	$ 11.23
Fidelity® Sustainable Emerging Markets Equity Fund	1.25%
Actual		$ 1,000	$ 1,194.00	$ 6.80
Hypothetical- B		$ 1,000	$ 1,018.60	$ 6.26
Class I	1.25%
Actual		$ 1,000	$ 1,194.00	$ 6.80
Hypothetical- B		$ 1,000	$ 1,018.60	$ 6.26
Class Z	1.10%
Actual		$ 1,000	$ 1,195.50	$ 5.99
Hypothetical- B		$ 1,000	$ 1,019.34	$ 5.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9905244.101
MAR-SANN-0623
Fidelity® International Growth Fund

Semi-Annual Report
April 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	6.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	5.6
Nestle SA (Reg. S) (United States of America, Food Products)	4.9
Linde PLC (United States of America, Chemicals)	3.7
Keyence Corp. (Japan, Electronic Equipment, Instruments & Components)	3.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.0
Safran SA (France, Aerospace & Defense)	2.9
Atlas Copco AB (A Shares) (Sweden, Machinery)	2.8
Marsh & McLennan Companies, Inc. (United States of America, Insurance)	2.7
AIA Group Ltd. (Hong Kong, Insurance)	2.6
37.5

Market Sectors (% of Fund's net assets)

Industrials	27.0
Financials	17.2
Information Technology	15.2
Consumer Discretionary	13.5
Health Care	8.7
Materials	7.6
Consumer Staples	5.4
Communication Services	1.5
Energy	0.9
Real Estate	0.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
Belgium - 0.4%
Azelis Group NV	697,917	16,534,247
Canada - 3.3%
CAE, Inc. (a)	1,250,200	28,134,921
Canadian Pacific Kansas City Ltd.	1,064,100	83,880,784
Franco-Nevada Corp.	263,780	40,025,016
TOTAL CANADA		152,040,721
Denmark - 3.8%
Novo Nordisk A/S Series B	858,300	142,782,067
Vestas Wind Systems A/S	1,297,900	35,913,665
TOTAL DENMARK		178,695,732
Finland - 0.6%
Kone OYJ (B Shares)	472,700	26,928,882
France - 15.1%
Adevinta ASA Class B (a)	1,400,258	10,774,197
Airbus Group NV (b)	832,300	116,550,818
Edenred SA	989,539	64,244,778
Lectra	336,961	10,953,271
Legrand SA	812,600	76,736,118
LVMH Moet Hennessy Louis Vuitton SE (b)	299,200	287,794,887
Safran SA	874,100	135,939,829
TOTAL FRANCE		702,993,898
Germany - 1.8%
Deutsche Borse AG	378,600	72,202,294
Vonovia SE	442,210	9,590,879
TOTAL GERMANY		81,793,173
Hong Kong - 2.6%
AIA Group Ltd.	11,230,000	122,261,860
India - 1.7%
Housing Development Finance Corp. Ltd.	1,126,178	38,411,460
Kotak Mahindra Bank Ltd.	893,600	21,290,177
Reliance Industries Ltd.	410,000	12,188,682
Reliance Industries Ltd. GDR (c)	153,600	9,154,560
TOTAL INDIA		81,044,879
Ireland - 1.9%
CRH PLC sponsored ADR	1,780,166	86,338,051
Israel - 1.3%
NICE Ltd. sponsored ADR (a)	290,600	59,285,306
Italy - 1.6%
Interpump Group SpA	625,126	34,771,954
Prada SpA	5,171,000	38,072,416
TOTAL ITALY		72,844,370
Japan - 11.1%
Azbil Corp.	1,526,470	42,690,427
FANUC Corp.	928,200	31,346,441
Hoya Corp.	657,800	68,973,647
Keyence Corp.	321,048	144,778,618
Lasertec Corp.	263,800	35,888,943
Misumi Group, Inc.	2,323,985	58,627,651
OSG Corp.	723,100	10,157,897
Recruit Holdings Co. Ltd.	2,595,400	72,810,332
SHO-BOND Holdings Co. Ltd.	695,400	29,718,581
USS Co. Ltd.	1,273,700	21,403,245
TOTAL JAPAN		516,395,782
Kenya - 0.2%
Safaricom Ltd.	85,504,800	10,373,744
Netherlands - 6.6%
Aalberts Industries NV	225,000	10,358,411
ASML Holding NV (Netherlands)	414,500	261,938,985
IMCD NV	228,900	34,353,033
TOTAL NETHERLANDS		306,650,429
Norway - 0.3%
Schibsted ASA (B Shares)	804,500	13,029,563
South Africa - 0.2%
Clicks Group Ltd.	610,138	8,917,004
Spain - 2.3%
Amadeus IT Holding SA Class A (a)	1,532,700	107,725,864
Sweden - 6.7%
ASSA ABLOY AB (B Shares) (b)	2,884,676	68,607,416
Atlas Copco AB (A Shares)	9,241,500	133,462,650
Autoliv, Inc.	417,269	35,805,853
Epiroc AB (A Shares)	3,440,300	68,919,785
Lagercrantz Group AB (B Shares)	548,100	7,044,293
TOTAL SWEDEN		313,839,997
Switzerland - 1.0%
Schindler Holding AG:
(participation certificate)	103,858	23,087,302
(Reg.)	18,350	3,898,490
UBS Group AG	911,240	18,416,458
TOTAL SWITZERLAND		45,402,250
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,887,000	79,971,597
United Kingdom - 5.7%
BAE Systems PLC	3,621,500	46,137,852
Compass Group PLC	3,614,800	95,361,895
Dechra Pharmaceuticals PLC	237,400	11,128,546
InterContinental Hotel Group PLC ADR (b)	648,770	44,946,786
Rightmove PLC	2,907,600	20,981,993
Spectris PLC	1,028,557	48,590,301
TOTAL UNITED KINGDOM		267,147,373
United States of America - 27.0%
Experian PLC	2,029,500	71,854,210
Lam Research Corp.	48,766	25,557,285
Linde PLC	470,379	173,781,522
Marsh & McLennan Companies, Inc.	703,951	126,844,931
MasterCard, Inc. Class A	213,800	81,250,414
Moody's Corp.	205,600	64,377,472
MSCI, Inc.	161,500	77,915,675
Nestle SA (Reg. S)	1,776,179	227,865,248
NOV, Inc.	1,024,000	17,152,000
Otis Worldwide Corp.	315,700	26,929,210
PriceSmart, Inc.	189,998	13,999,053
ResMed, Inc.	422,200	101,733,312
Roche Holding AG (participation certificate)	263,873	82,629,246
S&P Global, Inc.	168,100	60,949,698
Sherwin-Williams Co.	214,600	50,976,084
Visa, Inc. Class A	234,260	54,519,330
TOTAL UNITED STATES OF AMERICA		1,258,334,690
TOTAL COMMON STOCKS (Cost $3,055,578,438)		4,508,549,412

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $6,992,915)	63,819	12,699,981

Money Market Funds - 10.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	106,552,071	106,573,382
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	387,263,127	387,301,853
TOTAL MONEY MARKET FUNDS (Cost $493,875,235)		493,875,235

TOTAL INVESTMENT IN SECURITIES - 107.8% (Cost $3,556,446,588)	5,015,124,628
NET OTHER ASSETS (LIABILITIES) - (7.8)%	(362,574,608)
NET ASSETS - 100.0%	4,652,550,020

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,154,560 or 0.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,699,981 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	21,706,800	647,260,843	562,394,261	1,956,379	713	(713)	106,573,382	0.3%
Fidelity Securities Lending Cash Central Fund 4.88%	34,813,698	717,988,388	365,500,233	241,312	-	-	387,301,853	1.2%
Total	56,520,498	1,365,249,231	927,894,494	2,197,691	713	(713)	493,875,235

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	67,859,478	55,159,497	-	12,699,981
Consumer Discretionary	631,110,946	80,752,639	550,358,307	-
Consumer Staples	250,781,305	22,916,057	227,865,248	-
Energy	38,495,242	26,306,560	12,188,682	-
Financials	802,684,547	548,518,756	254,165,791	-
Health Care	407,246,818	112,861,858	294,384,960	-
Industrials	1,245,660,479	567,683,418	677,977,061	-
Information Technology	716,699,026	413,369,441	303,329,585	-
Materials	351,120,673	351,120,673	-	-
Real Estate	9,590,879	-	9,590,879	-

Money Market Funds	493,875,235	493,875,235	-	-
Total Investments in Securities:	5,015,124,628	2,672,564,134	2,329,860,513	12,699,981

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $370,034,009) - See accompanying schedule:
Unaffiliated issuers (cost $3,062,571,353)	$4,521,249,393
Fidelity Central Funds (cost $493,875,235)	493,875,235

Total Investment in Securities (cost $3,556,446,588)		$5,015,124,628
Foreign currency held at value (cost $321,392)		313,192
Receivable for investments sold		8,056,378
Receivable for fund shares sold		3,014,726
Dividends receivable		11,322,073
Reclaims receivable		9,794,956
Distributions receivable from Fidelity Central Funds		486,682
Prepaid expenses		1,598
Other receivables		1,183
Total assets		5,048,115,416
Liabilities
Payable for investments purchased	$422,499
Payable for fund shares redeemed	3,224,752
Accrued management fee	2,587,441
Distribution and service plan fees payable	79,937
Other affiliated payables	625,340
Other payables and accrued expenses	1,324,277
Collateral on securities loaned	387,301,150
Total Liabilities		395,565,396
Net Assets		$4,652,550,020
Net Assets consist of:
Paid in capital		$3,244,333,059
Total accumulated earnings (loss)		1,408,216,961
Net Assets		$4,652,550,020

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($185,039,732 ÷ 10,464,397 shares) (a)		$17.68
Maximum offering price per share (100/94.25 of $17.68)		$18.76
Class M :
Net Asset Value and redemption price per share ($30,371,778 ÷ 1,731,889 shares) (a)		$17.54
Maximum offering price per share (100/96.50 of $17.54)		$18.18
Class C :
Net Asset Value and offering price per share ($34,817,971 ÷ 2,054,174 shares) (a)		$16.95
International Growth :
Net Asset Value , offering price and redemption price per share ($1,427,860,358 ÷ 79,933,638 shares)		$17.86
Class I :
Net Asset Value , offering price and redemption price per share ($1,571,966,749 ÷ 88,227,654 shares)		$17.82
Class Z :
Net Asset Value , offering price and redemption price per share ($1,402,493,432 ÷ 78,563,983 shares)		$17.85
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$36,267,054
Foreign Tax Reclaims		2,163,903
Interest		697
Income from Fidelity Central Funds (including $241,312 from security lending)		2,197,691
Income before foreign taxes withheld		$40,629,345
Less foreign taxes withheld		(6,068,517)
Total Income		34,560,828
Expenses
Management fee
Basic fee	$14,213,023
Performance adjustment	860,021
Transfer agent fees	2,930,301
Distribution and service plan fees	470,433
Accounting fees	731,410
Custodian fees and expenses	180,982
Independent trustees' fees and expenses	13,333
Registration fees	110,525
Audit	44,303
Legal	3,096
Interest	23,665
Miscellaneous	8,817
Total expenses before reductions	19,589,909
Expense reductions	(95,863)
Total expenses after reductions		19,494,046
Net Investment income (loss)		15,066,782
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(50,850,807)
Fidelity Central Funds	713
Foreign currency transactions	70,556
Total net realized gain (loss)		(50,779,538)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $547,372)	801,195,070
Fidelity Central Funds	(713)
Assets and liabilities in foreign currencies	865,255
Total change in net unrealized appreciation (depreciation)		802,059,612
Net gain (loss)		751,280,074
Net increase (decrease) in net assets resulting from operations		$766,346,856
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,066,782	$14,250,128
Net realized gain (loss)	(50,779,538)	85,832,715
Change in net unrealized appreciation (depreciation)	802,059,612	(1,635,676,492)
Net increase (decrease) in net assets resulting from operations	766,346,856	(1,535,593,649)
Distributions to shareholders	(63,050,595)	(105,083,685)
Share transactions - net increase (decrease)	174,388,056	(1,611,089)
Total increase (decrease) in net assets	877,684,317	(1,642,288,423)

Net Assets
Beginning of period	3,774,865,703	5,417,154,126
End of period	$4,652,550,020	$3,774,865,703

Financial Highlights
Fidelity Advisor® International Growth Fund Class A

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.89	$21.04	$16.06	$15.03	$12.47	$13.34
Income from Investment Operations
Net investment income (loss) A,B	.04	- C	(.04)	(.01)	.15 D	.09
Net realized and unrealized gain (loss)	2.98	(5.80)	5.02	1.16	2.48	(.90)
Total from investment operations	3.02	(5.80)	4.98	1.15	2.63	(.81)
Distributions from net investment income	-	(.03)	-	(.12)	(.07)	(.04)
Distributions from net realized gain	(.23)	(.32)	-	-	-	(.02)
Total distributions	(.23)	(.35)	-	(.12)	(.07)	(.06)
Net asset value, end of period	$17.68	$14.89	$21.04	$16.06	$15.03	$12.47
Total Return E,F,G	20.41%	(28.00)%	31.01%	7.66%	21.25%	(6.12)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.23% J	1.30%	1.28%	1.30%	1.28%	1.24%
Expenses net of fee waivers, if any	1.22% J	1.30%	1.28%	1.30%	1.28%	1.23%
Expenses net of all reductions	1.22% J	1.30%	1.28%	1.29%	1.27%	1.22%
Net investment income (loss)	.42% J	.02%	(.20)%	(.08)%	1.14% D	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$185,040	$157,490	$232,527	$174,561	$164,247	$138,802
Portfolio turnover rate K	25% J	22%	21%	23%	21%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .65%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Growth Fund Class M

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.79	$20.92	$16.01	$14.99	$12.43	$13.30
Income from Investment Operations
Net investment income (loss) A,B	.01	(.04)	(.09)	(.06)	.11 C	.05
Net realized and unrealized gain (loss)	2.97	(5.77)	5.00	1.15	2.48	(.90)
Total from investment operations	2.98	(5.81)	4.91	1.09	2.59	(.85)
Distributions from net investment income	-	-	-	(.07)	(.03)	(.01)
Distributions from net realized gain	(.23)	(.32)	-	-	-	(.02)
Total distributions	(.23)	(.32)	-	(.07)	(.03)	(.02) D
Net asset value, end of period	$17.54	$14.79	$20.92	$16.01	$14.99	$12.43
Total Return E,F,G	20.27%	(28.18)%	30.67%	7.27%	20.92%	(6.40)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.50% J	1.57%	1.55%	1.59%	1.58%	1.54%
Expenses net of fee waivers, if any	1.50% J	1.57%	1.55%	1.59%	1.58%	1.53%
Expenses net of all reductions	1.49% J	1.57%	1.55%	1.58%	1.58%	1.52%
Net investment income (loss)	.16% J	(.25)%	(.48)%	(.37)%	.83% C	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$30,372	$26,250	$38,761	$30,353	$28,534	$26,479
Portfolio turnover rate K	25% J	22%	21%	23%	21%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .34%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Growth Fund Class C

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.33	$20.39	$15.68	$14.68	$12.20	$13.10
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.13)	(.18)	(.13)	.05 C	(.01)
Net realized and unrealized gain (loss)	2.88	(5.61)	4.89	1.13	2.43	(.89)
Total from investment operations	2.85	(5.74)	4.71	1.00	2.48	(.90)
Distributions from net realized gain	(.23)	(.32)	-	-	-	-
Total distributions	(.23)	(.32)	-	-	-	-
Net asset value, end of period	$16.95	$14.33	$20.39	$15.68	$14.68	$12.20
Total Return D,E,F	20.02%	(28.58)%	30.04%	6.81%	20.33%	(6.87)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.99% I	2.07%	2.05%	2.07%	2.04%	1.99%
Expenses net of fee waivers, if any	1.99% I	2.06%	2.05%	2.07%	2.04%	1.99%
Expenses net of all reductions	1.99% I	2.06%	2.05%	2.06%	2.03%	1.98%
Net investment income (loss)	(.34)% I	(.74)%	(.97)%	(.85)%	.38% C	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$34,818	$33,575	$58,867	$55,013	$57,291	$60,489
Portfolio turnover rate J	25% I	22%	21%	23%	21%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® International Growth Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.05	$21.26	$16.20	$15.16	$12.57	$13.45
Income from Investment Operations
Net investment income (loss) A,B	.06	.05	.02	.03	.19 C	.13
Net realized and unrealized gain (loss)	3.02	(5.85)	5.06	1.17	2.51	(.92)
Total from investment operations	3.08	(5.80)	5.08	1.20	2.70	(.79)
Distributions from net investment income	(.04)	(.09)	(.02)	(.16)	(.11)	(.08)
Distributions from net realized gain	(.23)	(.32)	-	-	-	(.02)
Total distributions	(.27)	(.41)	(.02)	(.16)	(.11)	(.09) D
Net asset value, end of period	$17.86	$15.05	$21.26	$16.20	$15.16	$12.57
Total Return E,F	20.58%	(27.79)%	31.38%	7.93%	21.66%	(5.89)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.94% I	1.01%	.99%	1.01%	.99%	.95%
Expenses net of fee waivers, if any	.94% I	1.01%	.99%	1.01%	.99%	.95%
Expenses net of all reductions	.94% I	1.01%	.99%	1.00%	.99%	.94%
Net investment income (loss)	.71% I	.31%	.09%	.21%	1.42% C	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,427,860	$1,194,442	$1,773,433	$1,292,392	$1,040,532	$811,101
Portfolio turnover rate J	25% I	22%	21%	23%	21%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .93%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Growth Fund Class I

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.01	$21.20	$16.16	$15.13	$12.55	$13.43
Income from Investment Operations
Net investment income (loss) A,B	.06	.05	.01	.03	.20 C	.13
Net realized and unrealized gain (loss)	3.01	(5.83)	5.05	1.16	2.49	(.91)
Total from investment operations	3.07	(5.78)	5.06	1.19	2.69	(.78)
Distributions from net investment income	(.03)	(.09)	(.02)	(.16)	(.11)	(.09)
Distributions from net realized gain	(.23)	(.32)	-	-	-	(.02)
Total distributions	(.26)	(.41)	(.02)	(.16)	(.11)	(.10) D
Net asset value, end of period	$17.82	$15.01	$21.20	$16.16	$15.13	$12.55
Total Return E,F	20.61%	(27.78)%	31.36%	7.90%	21.64%	(5.83)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.95% I	1.02%	1.00%	1.01%	.97%	.93%
Expenses net of fee waivers, if any	.94% I	1.02%	1.00%	1.01%	.97%	.93%
Expenses net of all reductions	.94% I	1.02%	1.00%	1.00%	.97%	.92%
Net investment income (loss)	.70% I	.30%	.07%	.21%	1.44% C	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,571,967	$1,373,850	$2,035,690	$1,382,837	$953,360	$660,961
Portfolio turnover rate J	25% I	22%	21%	23%	21%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .96%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® International Growth Fund Class Z

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.05	$21.25	$16.19	$15.16	$12.57	$13.45
Income from Investment Operations
Net investment income (loss) A,B	.07	.08	.04	.05	.22 C	.15
Net realized and unrealized gain (loss)	3.02	(5.85)	5.06	1.16	2.50	(.91)
Total from investment operations	3.09	(5.77)	5.10	1.21	2.72	(.76)
Distributions from net investment income	(.06)	(.11)	(.04)	(.18)	(.13)	(.10)
Distributions from net realized gain	(.23)	(.32)	-	-	-	(.02)
Total distributions	(.29)	(.43)	(.04)	(.18)	(.13)	(.12)
Net asset value, end of period	$17.85	$15.05	$21.25	$16.19	$15.16	$12.57
Total Return D,E	20.68%	(27.68)%	31.55%	8.01%	21.85%	(5.71)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81% H	.89%	.87%	.88%	.84%	.80%
Expenses net of fee waivers, if any	.81% H	.89%	.87%	.88%	.84%	.80%
Expenses net of all reductions	.81% H	.89%	.87%	.87%	.84%	.79%
Net investment income (loss)	.84% H	.43%	.20%	.34%	1.57% C	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$1,402,493	$989,259	$1,277,877	$1,350,267	$1,082,899	$556,558
Portfolio turnover rate I	25% H	22%	21%	23%	21%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.08%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,566,281,927
Gross unrealized depreciation	(115,505,408)
Net unrealized appreciation (depreciation)	$1,450,776,519
Tax cost	$3,564,348,109

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Growth Fund	565,081,819	513,929,060

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$220,712	$4,458
Class M	.25%	.25%	73,110	1,071
Class C	.75%	.25%	176,611	12,840
			$470,433	$18,369
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$51,929
Class M	1,292
Class C A	2,055
$55,276

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$182,619.21
Class M	33,219.23
Class C	38,809.22
International Growth	1,126,650.17
Class I	1,309,746.18
Class Z	239,258.04
	$2,930,301

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Growth Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity International Growth Fund	$793

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Growth Fund	47,283,204	16,398,422	(5,583,265)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Growth Fund	$4,014

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Growth Fund	$27,231	$-	$-

8. Expense Reductions.
Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$692

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $95,171.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity International Growth Fund
Distributions to shareholders
Class A	$ 2,422,202	$3,874,293
Class M	405,995	584,059
Class C	523,121	921,429
International Growth	20,712,364	34,022,956
Class I	22,283,776	39,437,200
Class Z	16,703,137	26,243,748
Total	$63,050,595	$105,083,685
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2023	Year ended October 31, 2022	Six months ended April 30, 2023	Year ended October 31, 2022
Fidelity International Growth Fund
Class A
Shares sold	838,555	1,571,011	$14,015,021	$27,633,662
Reinvestment of distributions	147,890	192,594	2,418,006	3,867,288
Shares redeemed	(1,099,324)	(2,239,322)	(18,330,146)	(38,758,166)
Net increase (decrease)	(112,879)	(475,717)	$(1,897,119)	$(7,257,216)
Class M
Shares sold	60,526	182,229	$996,965	$3,218,457
Reinvestment of distributions	25,006	29,196	405,854	583,619
Shares redeemed	(128,799)	(289,342)	(2,130,366)	(4,956,089)
Net increase (decrease)	(43,267)	(77,917)	$(727,547)	$(1,154,013)
Class C
Shares sold	99,348	235,265	$1,597,615	$4,302,683
Reinvestment of distributions	33,238	47,271	522,168	919,894
Shares redeemed	(420,577)	(828,106)	(6,733,681)	(13,580,412)
Net increase (decrease)	(287,991)	(545,570)	$(4,613,898)	$(8,357,835)
International Growth
Shares sold	7,417,383	16,241,408	$125,720,692	$290,344,779
Reinvestment of distributions	1,147,426	1,547,748	18,921,062	31,326,431
Shares redeemed	(8,000,808)	(21,846,639)	(134,098,247)	(372,519,642)
Net increase (decrease)	564,001	(4,057,483)	$10,543,507	$(50,848,432)
Class I
Shares sold	13,303,685	27,427,945	$223,519,843	$483,250,347
Reinvestment of distributions	1,326,495	1,891,163	21,820,838	38,182,588
Shares redeemed	(17,937,326)	(33,802,275)	(300,628,460)	(571,344,966)
Net increase (decrease)	(3,307,146)	(4,483,167)	$(55,287,779)	$(49,912,031)
Class Z
Shares sold	29,232,117	45,989,188	$494,964,735	$767,374,148
Reinvestment of distributions	410,878	542,351	6,767,160	10,966,334
Shares redeemed	(16,806,873)	(40,926,928)	(275,361,003)	(662,422,044)
Net increase (decrease)	12,836,122	5,604,611	$226,370,892	$115,918,438

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023
Fidelity® International Growth Fund
Class A	1.22%
Actual		$ 1,000	$ 1,204.10	$ 6.67
Hypothetical- B		$ 1,000	$ 1,018.74	$ 6.11
Class M	1.50%
Actual		$ 1,000	$ 1,202.70	$ 8.19
Hypothetical- B		$ 1,000	$ 1,017.36	$ 7.50
Class C	1.99%
Actual		$ 1,000	$ 1,200.20	$ 10.86
Hypothetical- B		$ 1,000	$ 1,014.93	$ 9.94
Fidelity® International Growth Fund	.94%
Actual		$ 1,000	$ 1,205.80	$ 5.14
Hypothetical- B		$ 1,000	$ 1,020.13	$ 4.71
Class I	.94%
Actual		$ 1,000	$ 1,206.10	$ 5.14
Hypothetical- B		$ 1,000	$ 1,020.13	$ 4.71
Class Z	.81%
Actual		$ 1,000	$ 1,206.80	$ 4.43
Hypothetical- B		$ 1,000	$ 1,020.78	$ 4.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.912353.113
IGF-SANN-0623
Fidelity® Series Canada Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

The Toronto-Dominion Bank (Banks)	7.5
Canadian Pacific Kansas City Ltd. (Ground Transportation)	6.9
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5.7
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (Consumer Staples Distribution & Retail)	5.1
Royal Bank of Canada (Banks)	4.8
Bank of Montreal (Banks)	4.3
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.0
Franco-Nevada Corp. (Metals & Mining)	3.9
Constellation Software, Inc. (Software)	3.9
PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	3.1
49.2

Market Sectors (% of Fund's net assets)

Financials	29.8
Energy	18.3
Industrials	14.9
Materials	12.5
Information Technology	7.4
Consumer Staples	6.9
Consumer Discretionary	5.7
Communication Services	3.0
Health Care	0.8

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2023, the Fund did not have more than 25% of its total assets invested in any one industry.
Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Interactive Media & Services - 0.0%
VerticalScope Holdings, Inc. (a)	335,500	859,272
Media - 1.3%
Quebecor, Inc.:
Class A	2,128,200	54,836,670
Class B (sub. vtg.)	453,500	11,705,277
		66,541,947
Wireless Telecommunication Services - 1.5%
Rogers Communications, Inc. Class B (non-vtg.)	1,630,200	80,544,406
TOTAL COMMUNICATION SERVICES		147,945,625
CONSUMER DISCRETIONARY - 5.7%
Automobile Components - 0.8%
Magna International, Inc. Class A (sub. vtg.)	799,600	41,690,035
Broadline Retail - 2.5%
Dollarama, Inc. (b)	2,136,700	132,348,130
Hotels, Restaurants & Leisure - 2.1%
Restaurant Brands International, Inc.	1,552,400	108,828,986
Specialty Retail - 0.1%
Diversified Royalty Corp. (b)	3,280,500	7,215,478
Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings, Inc. (a)(b)	398,383	7,809,759
TOTAL CONSUMER DISCRETIONARY		297,892,388
CONSUMER STAPLES - 6.9%
Beverages - 0.1%
GURU Organic Energy Corp. (a)(c)	1,843,396	3,741,624
Consumer Staples Distribution & Retail - 6.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (b)	5,300,000	264,520,796
Metro, Inc.	584,000	33,285,220
Neighbourly Pharmacy, Inc. (b)	840,375	13,180,772
North West Co., Inc. (b)	1,242,000	36,429,922
		347,416,710
Personal Care Products - 0.2%
Jamieson Wellness, Inc. (d)	422,900	10,444,133
TOTAL CONSUMER STAPLES		361,602,467
ENERGY - 18.3%
Energy Equipment & Services - 0.8%
Computer Modelling Group Ltd.	2,590,600	13,556,744
Pason Systems, Inc.	3,017,200	26,278,156
		39,834,900
Oil, Gas & Consumable Fuels - 17.5%
Cameco Corp. (b)	1,471,800	40,465,402
Canadian Natural Resources Ltd.	4,905,000	298,894,195
Enbridge, Inc.	3,526,600	140,220,646
Parkland Corp. (b)	2,848,600	67,175,532
PrairieSky Royalty Ltd. (b)	10,382,180	163,834,379
Suncor Energy, Inc.	6,642,400	207,971,811
		918,561,965
TOTAL ENERGY		958,396,865
FINANCIALS - 29.8%
Banks - 18.1%
Bank of Montreal (b)	2,491,000	224,545,765
Bank of Nova Scotia (b)	1,578,700	78,803,913
Royal Bank of Canada (b)	2,500,300	248,230,692
The Toronto-Dominion Bank (b)	6,471,830	392,030,914
		943,611,284
Capital Markets - 5.3%
Brookfield Asset Management Ltd. Class A	2,728,272	91,462,608
Brookfield Corp. (Canada) Class A	3,412,188	110,713,204
TMX Group Ltd.	745,900	75,545,188
		277,721,000
Insurance - 6.4%
Definity Financial Corp.	2,551,524	69,209,512
Intact Financial Corp.	711,800	107,669,699
Sun Life Financial, Inc. (b)	3,246,200	159,237,150
		336,116,361
TOTAL FINANCIALS		1,557,448,645
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group, Inc.	814,170	30,953,904
dentalcorp Holdings Ltd. (a)(b)	1,424,571	9,326,453
		40,280,357
INDUSTRIALS - 14.9%
Commercial Services & Supplies - 2.7%
GFL Environmental, Inc. (b)	3,917,614	142,293,084
Ground Transportation - 9.9%
Canadian National Railway Co.	1,325,700	158,025,280
Canadian Pacific Kansas City Ltd.	4,578,221	360,891,614
		518,916,894
Professional Services - 2.3%
Thomson Reuters Corp.	917,000	120,583,622
TOTAL INDUSTRIALS		781,793,600
INFORMATION TECHNOLOGY - 7.4%
IT Services - 2.8%
Shopify, Inc. Class A (a)	2,982,100	144,477,281
Software - 4.6%
ApplyBoard, Inc. (a)(e)(f)	10,248	593,872
ApplyBoard, Inc. (non-vtg.) (a)(e)(f)	2,527	146,440
Constellation Software, Inc.	103,200	201,991,234
Dye & Durham Ltd.	2,495,400	26,559,153
Enghouse Systems Ltd.	206,100	5,672,561
Lumine Group, Inc.	485,740	6,542,979
		241,506,239
TOTAL INFORMATION TECHNOLOGY		385,983,520
MATERIALS - 12.5%
Chemicals - 2.8%
Nutrien Ltd.	2,130,678	147,811,511
Containers & Packaging - 1.2%
CCL Industries, Inc.:
Class A	157,800	7,395,874
Class B (b)	1,123,200	52,816,970
		60,212,844
Metals & Mining - 8.0%
Franco-Nevada Corp.	1,352,381	205,205,363
Lundin Mining Corp.	5,608,500	42,844,577
Triple Flag Precious Metals Corp.	1,025,800	16,588,757
Wheaton Precious Metals Corp.	3,168,800	156,352,570
		420,991,267
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	569,900	22,302,172
Western Forest Products, Inc.	5,724,300	4,394,045
		26,696,217
TOTAL MATERIALS		655,711,839
TOTAL COMMON STOCKS (Cost $3,784,315,105)		5,187,055,306

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ApplyBoard, Inc.:
Series A1 (a)(e)(f)	12,606	730,518
Series A2 (a)(e)(f)	9,868	571,851
Series A3 (a)(e)(f)	563	32,626
Series D (a)(e)(f)	27,521	1,594,842
Series Seed (a)(e)(f)	3,768	218,356
(Cost $4,705,692)		3,148,193

Convertible Bonds - 0.2%
		Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
Cineplex, Inc. 5.75% 9/30/25 (d) (Cost $8,491,643)	CAD	12,287,000	9,158,683

Money Market Funds - 15.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	12,139,355	12,141,783
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	793,343,645	793,422,979
TOTAL MONEY MARKET FUNDS (Cost $805,564,762)		805,564,762

TOTAL INVESTMENT IN SECURITIES - 114.7% (Cost $4,603,077,202)	6,004,926,944
NET OTHER ASSETS (LIABILITIES) - (14.7)%	(770,988,210)
NET ASSETS - 100.0%	5,233,938,734

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,602,816 or 0.4% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,888,505 or 0.1% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	524,312

ApplyBoard, Inc. (non-vtg.)	6/30/21	269,861

ApplyBoard, Inc. Series A1	6/04/21	816,255

ApplyBoard, Inc. Series A2	6/04/21	638,966

ApplyBoard, Inc. Series A3	6/04/21	36,455

ApplyBoard, Inc. Series D	6/04/21	2,970,033

ApplyBoard, Inc. Series Seed	6/04/21	243,983

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	4,119,421	107,352,585	99,330,223	135,472	-	-	12,141,783	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	772,969,944	3,446,884,082	3,426,431,047	1,030,246	-	-	793,422,979	2.4%
Total	777,089,365	3,554,236,667	3,525,761,270	1,165,718	-	-	805,564,762

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
GURU Organic Energy Corp.	5,007,698	-	86,726	-	(183,896)	(995,452)	3,741,624
Total	5,007,698	-	86,726	-	(183,896)	(995,452)	3,741,624

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	147,945,625	147,945,625	-	-
Consumer Discretionary	297,892,388	297,892,388	-	-
Consumer Staples	361,602,467	361,602,467	-	-
Energy	958,396,865	958,396,865	-	-
Financials	1,557,448,645	1,557,448,645	-	-
Health Care	40,280,357	40,280,357	-	-
Industrials	781,793,600	781,793,600	-	-
Information Technology	389,131,713	385,243,208	-	3,888,505
Materials	655,711,839	655,711,839	-	-

Corporate Bonds	9,158,683	-	9,158,683	-

Money Market Funds	805,564,762	805,564,762	-	-
Total Investments in Securities:	6,004,926,944	5,991,879,756	9,158,683	3,888,505
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $757,223,836) - See accompanying schedule:
Unaffiliated issuers (cost $3,784,086,733)	$5,195,620,558
Fidelity Central Funds (cost $805,564,762)	805,564,762
Other affiliated issuers (cost $13,425,707)	3,741,624

Total Investment in Securities (cost $4,603,077,202)		$6,004,926,944
Cash		139,799
Foreign currency held at value (cost $39,242,828)		39,145,432
Receivable for investments sold		11,841
Receivable for fund shares sold		654,534
Dividends receivable		7,998,292
Interest receivable		44,289
Distributions receivable from Fidelity Central Funds		239,235
Total assets		6,053,160,366
Liabilities
Payable for investments purchased	$1,495,683
Payable for fund shares redeemed	24,293,378
Other payables and accrued expenses	11,363
Collateral on securities loaned	793,421,208
Total Liabilities		819,221,632
Net Assets		$5,233,938,734
Net Assets consist of:
Paid in capital		$3,793,862,766
Total accumulated earnings (loss)		1,440,075,968
Net Assets		$5,233,938,734
Net Asset Value , offering price and redemption price per share ($5,233,938,734 ÷ 372,257,614 shares)		$14.06

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$71,738,395
Non-Cash dividends		3,272,703
Interest		479,148
Income from Fidelity Central Funds (including $1,030,246 from security lending)		1,165,718
Income before foreign taxes withheld		$76,655,964
Less foreign taxes withheld		(11,449,020)
Total Income		65,206,944
Expenses
Custodian fees and expenses	$23,747
Independent trustees' fees and expenses	17,292
Interest	109,028
Total Expenses		150,067
Net Investment income (loss)		65,056,877
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,394,864
Redemptions in-kind	40,743,911
Affiliated issuers	(183,896)
Foreign currency transactions	(1,765,050)
Total net realized gain (loss)		56,189,829
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	305,988,848
Affiliated issuers	(995,452)
Assets and liabilities in foreign currencies	(67,708)
Total change in net unrealized appreciation (depreciation)		304,925,688
Net gain (loss)		361,115,517
Net increase (decrease) in net assets resulting from operations		$426,172,394
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,056,877	$133,720,673
Net realized gain (loss)	56,189,829	50,400,505
Change in net unrealized appreciation (depreciation)	304,925,688	(624,986,211)
Net increase (decrease) in net assets resulting from operations	426,172,394	(440,865,033)
Distributions to shareholders	(160,606,918)	(132,881,856)
Share transactions
Proceeds from sales of shares	291,396,791	958,291,641
Reinvestment of distributions	160,606,918	132,881,856
Cost of shares redeemed	(890,827,461)	(1,175,374,764)
Net increase (decrease) in net assets resulting from share transactions	(438,823,752)	(84,201,267)
Total increase (decrease) in net assets	(173,258,276)	(657,948,156)

Net Assets
Beginning of period	5,407,197,010	6,065,145,166
End of period	$5,233,938,734	$5,407,197,010

Other Information
Shares
Sold	21,259,270	67,737,438
Issued in reinvestment of distributions	12,084,794	9,351,292
Redeemed	(65,491,321)	(83,298,959)
Net increase (decrease)	(32,147,257)	(6,210,229)

Financial Highlights
Fidelity® Series Canada Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.37	$14.77	$9.77	$10.89	$9.99	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.17	.32	.28	.27	.27	.26
Net realized and unrealized gain (loss)	.93	(1.40)	4.97	(1.14)	.86	(.81)
Total from investment operations	1.10	(1.08)	5.25	(.87)	1.13	(.55)
Distributions from net investment income	(.40)	(.32)	(.25)	(.25)	(.23)	(.10)
Distributions from net realized gain	(.01)	-	-	-	-	(.02)
Total distributions	(.41)	(.32)	(.25)	(.25)	(.23)	(.12)
Net asset value, end of period	$14.06	$13.37	$14.77	$9.77	$10.89	$9.99
Total Return C,D	8.40%	(7.45)%	54.40%	(8.22)%	11.62%	(5.26)%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.01% G	-% H	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any	.01% G	-% H	-% H	-% H	-% H	-% H
Expenses net of all reductions	.01% G	-% H	-% H	-% H	-% H	-% H
Net investment income (loss)	2.46% G	2.29%	2.13%	2.70%	2.63%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$5,233,939	$5,407,197	$6,065,145	$3,914,417	$1,916,409	$1,385,499
Portfolio turnover rate I	13% G,J	19% J	19%	14%	12% J	36%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount represents less than .005%.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Series Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,503,494,430
Gross unrealized depreciation	(159,068,690)
Net unrealized appreciation (depreciation)	$1,344,425,740
Tax cost	$4,660,501,204

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Canada Fund	328,270,984	779,433,480

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Canada Fund	6,298,392	40,743,911	85,154,321

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Canada Fund	Borrower	$ 114,444,000	4.29%	$109,028

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Canada Fund	28,087,225	18,885,418	2,623,097

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Canada Fund	1,619,205	9,969,579	21,259,781

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Canada Fund	$114,023	$ -	$-

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Series Canada Fund	.01%
Actual		$ 1,000	$ 1,084.00	$ .05
Hypothetical- B		$ 1,000	$ 1,024.74	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883883.105
SAD-SANN-0623
Fidelity® SAI Sustainable International Equity Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	4.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	3.9
Sony Group Corp. (Japan, Household Durables)	3.6
Nestle SA (Reg. S) (United States of America, Food Products)	3.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.8
AIA Group Ltd. (Hong Kong, Insurance)	2.5
Itochu Corp. (Japan, Trading Companies & Distributors)	2.4
ORIX Corp. (Japan, Financial Services)	2.4
Koninklijke KPN NV (Netherlands, Diversified Telecommunication Services)	2.1
30.2

Market Sectors (% of Fund's net assets)

Financials	22.9
Health Care	14.5
Industrials	11.8
Consumer Discretionary	11.2
Information Technology	10.6
Consumer Staples	10.5
Materials	6.3
Utilities	4.7
Communication Services	2.4
Energy	1.4
Real Estate	0.7

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
Australia - 1.7%
Bapcor Ltd.	8,011	34,957
EBOS Group Ltd.	1,403	38,503
TOTAL AUSTRALIA		73,460
Austria - 2.0%
Verbund AG	607	54,110
Wienerberger AG	1,195	35,948
TOTAL AUSTRIA		90,058
Belgium - 2.2%
KBC Group NV	557	39,759
UCB SA	608	56,558
TOTAL BELGIUM		96,317
China - 0.9%
Chervon Holdings Ltd.	7,483	38,080
Denmark - 5.8%
Novo Nordisk A/S Series B	1,164	193,637
ORSTED A/S (a)	458	41,071
Vestas Wind Systems A/S	797	22,053
TOTAL DENMARK		256,761
Finland - 1.4%
Neste OYJ	1,305	63,185
France - 12.8%
Air Liquide SA	253	45,512
AXA SA	2,405	78,500
BNP Paribas SA	1,256	81,154
Capgemini SA	159	28,891
Edenred SA	400	25,970
L'Oreal SA	161	76,772
LVMH Moet Hennessy Louis Vuitton SE	128	123,121
Pernod Ricard SA	393	90,680
Worldline SA (a)(b)	356	15,448
TOTAL FRANCE		566,048
Germany - 9.0%
Deutsche Borse AG	339	64,650
Deutsche Post AG	990	47,619
Gerresheimer AG	139	15,117
Merck KGaA	455	81,497
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	175	65,659
SAP SE	236	31,935
Siemens AG	544	89,669
TOTAL GERMANY		396,146
Hong Kong - 4.3%
AIA Group Ltd.	10,003	108,903
Hang Seng Bank Ltd.	3,154	46,751
Prudential PLC	2,285	34,963
TOTAL HONG KONG		190,617
India - 1.4%
HDFC Bank Ltd. sponsored ADR	865	60,377
Ireland - 2.6%
CRH PLC	1,436	69,691
Dalata Hotel Group PLC (b)	8,928	44,811
TOTAL IRELAND		114,502
Italy - 0.5%
Carel Industries SpA (a)	841	22,055
Japan - 16.0%
FUJIFILM Holdings Corp.	1,427	74,375
Fujitsu Ltd.	334	44,515
Hitachi Ltd.	1,671	92,431
Hoya Corp.	734	76,964
Itochu Corp.	3,214	106,624
ORIX Corp.	6,150	104,627
Persol Holdings Co. Ltd.	1,196	24,661
Sony Group Corp.	1,775	160,591
TIS, Inc.	671	18,425
TOTAL JAPAN		703,213
Kenya - 0.2%
Safaricom Ltd.	84,934	10,304
Korea (South) - 0.5%
SK Hynix, Inc.	316	21,270
Netherlands - 7.4%
ASML Holding NV (Netherlands)	206	130,180
BE Semiconductor Industries NV	124	11,114
Heineken NV (Bearer)	334	38,294
ING Groep NV (Certificaten Van Aandelen)	4,326	53,388
Koninklijke KPN NV	25,909	94,487
TOTAL NETHERLANDS		327,463
New Zealand - 0.8%
Contact Energy Ltd.	7,135	34,605
Norway - 2.1%
DNB Bank ASA	5,029	88,339
Schibsted ASA (A Shares)	193	3,419
TOTAL NORWAY		91,758
Singapore - 0.9%
United Overseas Bank Ltd.	1,760	37,379
Spain - 1.4%
CaixaBank SA	3,467	12,833
EDP Renovaveis SA	404	8,975
Iberdrola SA	3,141	40,701
TOTAL SPAIN		62,509
Sweden - 3.4%
Boliden AB	2,059	73,525
Instalco AB	1,015	5,325
Investor AB (B Shares)	925	19,826
Lagercrantz Group AB (B Shares)	1,022	13,135
Nibe Industrier AB (B Shares)	3,408	38,051
TOTAL SWEDEN		149,862
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,033	82,361
United Kingdom - 13.0%
AstraZeneca PLC (United Kingdom)	1,177	173,211
Barratt Developments PLC	3,328	20,912
Beazley PLC	1,929	14,437
Big Yellow Group PLC	451	6,938
Bunzl PLC	362	14,394
Compass Group PLC	2,660	70,173
Diageo PLC	1,752	79,919
Endava PLC ADR (b)	163	9,384
Grainger Trust PLC	6,531	21,225
Impax Asset Management Group PLC	492	4,848
National Grid PLC	2,102	30,138
NatWest Group PLC	15,726	51,803
Reckitt Benckiser Group PLC	492	39,758
Renewi PLC (b)	682	5,143
Smart Metering Systems PLC	3,116	31,054
TOTAL UNITED KINGDOM		573,337
United States of America - 4.8%
Ferguson PLC	147	20,682
Linde PLC	140	51,723
Nestle SA (Reg. S)	1,079	138,424
TOTAL UNITED STATES OF AMERICA		210,829
TOTAL COMMON STOCKS (Cost $3,995,346)		4,272,496

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c) (Cost $163,209)	163,176	163,209

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,158,555)	4,435,705
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(29,030)
NET ASSETS - 100.0%	4,406,675

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,574 or 1.8% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	102,083	1,278,339	1,217,213	3,053	-	-	163,209	0.0%
Total	102,083	1,278,339	1,217,213	3,053	-	-	163,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	108,210	13,723	94,487	-
Consumer Discretionary	492,645	65,723	426,922	-
Consumer Staples	463,847	205,746	258,101	-
Energy	63,185	63,185	-	-
Financials	1,009,614	388,051	621,563	-
Health Care	635,487	153,172	482,315	-
Industrials	519,761	136,704	383,057	-
Information Technology	465,585	192,704	272,881	-
Materials	276,399	161,196	115,203	-
Real Estate	28,163	28,163	-	-
Utilities	209,600	104,156	105,444	-

Money Market Funds	163,209	163,209	-	-
Total Investments in Securities:	4,435,705	1,675,732	2,759,973	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,995,346)	$4,272,496
Fidelity Central Funds (cost $163,209)	163,209

Total Investment in Securities (cost $4,158,555)		$4,435,705
Cash		39,062
Foreign currency held at value (cost $1,360)		1,355
Receivable for investments sold		6
Dividends receivable		21,221
Reclaims receivable		3,120
Distributions receivable from Fidelity Central Funds		668
Prepaid expenses		1
Receivable from investment adviser for expense reductions		9,457
Total assets		4,510,595
Liabilities
Payable for investments purchased	$66,690
Accrued management fee	2,398
Audit fee payable	24,624
Custody fee payable	10,208
Total Liabilities		103,920
Net Assets		$4,406,675
Net Assets consist of:
Paid in capital		$4,239,772
Total accumulated earnings (loss)		166,903
Net Assets		$4,406,675
Net Asset Value , offering price and redemption price per share ($4,406,675 ÷ 452,001 shares)		$9.75

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$51,263
Income from Fidelity Central Funds		3,053
Income before foreign taxes withheld		$54,316
Less foreign taxes withheld		(6,481)
Total Income		47,835
Expenses
Management fee	$11,337
Custodian fees and expenses	14,321
Independent trustees' fees and expenses	7
Registration fees	28,007
Audit	22,408
Legal	2
Miscellaneous	480
Total expenses before reductions	76,562
Expense reductions	(64,240)
Total expenses after reductions		12,322
Net Investment income (loss)		35,513
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(57,263)
Foreign currency transactions	1,765
Total net realized gain (loss)		(55,498)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	597,900
Assets and liabilities in foreign currencies	113
Total change in net unrealized appreciation (depreciation)		598,013
Net gain (loss)		542,515
Net increase (decrease) in net assets resulting from operations		$578,028
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	For the period April 14, 2022 (commencement of operations) through October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,513	$18,247
Net realized gain (loss)	(55,498)	(91,225)
Change in net unrealized appreciation (depreciation)	598,013	(320,866)
Net increase (decrease) in net assets resulting from operations	578,028	(393,844)
Distributions to shareholders	(17,379)	-
Share transactions
Proceeds from sales of shares	1,801,367	2,599,216
Reinvestment of distributions	16,766	-
Cost of shares redeemed	(157,789)	(19,690)
Net increase (decrease) in net assets resulting from share transactions	1,660,344	2,579,526
Total increase (decrease) in net assets	2,220,993	2,185,682

Net Assets
Beginning of period	2,185,682	-
End of period	$4,406,675	$2,185,682

Other Information
Shares
Sold	196,167	273,624
Issued in reinvestment of distributions	1,851	-
Redeemed	(17,271)	(2,370)
Net increase (decrease)	180,747	271,254

Financial Highlights
Fidelity SAI Sustainable International Equity Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.08
Net realized and unrealized gain (loss)	1.65	(2.02)
Total from investment operations	1.75	(1.94)
Distributions from net investment income	(.06)	-
Total distributions	(.06)	-
Net asset value, end of period	$9.75	$8.06
Total Return D,E	21.73%	(19.40)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	4.58% H	5.78% H,I
Expenses net of fee waivers, if any	.74% H	.75% H
Expenses net of all reductions	.74% H	.68% H
Net investment income (loss)	2.12% H	1.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,407	$2,186
Portfolio turnover rate J	50% H	51% H

A For the period April 14, 2022 (commencement of operations) through October 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity SAI Sustainable International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency.   Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$381,729
Gross unrealized depreciation	(120,095)
Net unrealized appreciation (depreciation)	$261,634
Tax cost	$4,174,071

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(82,536)
Total capital loss carryforward	$(82,536)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable International Equity Fund	2,410,187	803,960
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable International Equity Fund	131,907	31,660	497

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .75% of average net assets. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $64,041.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $121.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $78.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable International Equity Fund	45%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI Sustainable International Equity Fund	.74%
Actual		$ 1,000	$ 1,217.30	$ 4.07
Hypothetical- B		$ 1,000	$ 1,021.12	$ 3.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904872.101
IEE-SANN-0623
Fidelity® SAI Sustainable Emerging Markets Equity Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	8.9
Tencent Holdings Ltd. (China, Interactive Media & Services)	5.8
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.4
Alibaba Group Holding Ltd. (China, Broadline Retail)	3.3
Reliance Industries Ltd. GDR (India, Oil, Gas & Consumable Fuels)	2.6
Wal-Mart de Mexico SA de CV Series V (Mexico, Consumer Staples Distribution & Retail)	2.4
China Construction Bank Corp. (H Shares) (China, Banks)	2.3
LG Chemical Ltd. (Korea (South), Chemicals)	1.9
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	1.8
NetEase, Inc. ADR (China, Entertainment)	1.8
36.2

Market Sectors (% of Fund's net assets)

Financials	21.0
Information Technology	19.7
Consumer Discretionary	13.4
Communication Services	12.5
Consumer Staples	7.5
Industrials	5.4
Health Care	5.1
Materials	4.9
Energy	2.6
Utilities	1.7

Asset Allocation (% of Fund's net assets)

Futures - 3.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 92.1%
	Shares	Value ($)
Brazil - 3.9%
Azul SA sponsored ADR (a)	1,565	10,188
Hapvida Participacoes e Investimentos SA (a)(b)	35,999	19,920
Localiza Rent a Car SA	2,171	25,250
Localiza Rent a Car SA rights 5/11/23 (a)	5	17
Lojas Renner SA	4,715	14,974
Natura & Co. Holding SA	3,753	8,322
Pet Center Comercio e Participacoes SA	11,337	14,024
Raia Drogasil SA	4,279	22,545
TOTAL BRAZIL		115,240
China - 31.1%
Alibaba Group Holding Ltd. (a)	8,488	89,749
Alibaba Group Holding Ltd. sponsored ADR (a)	109	9,231
Baidu, Inc. sponsored ADR (a)	92	11,096
BeiGene Ltd. ADR (a)	23	5,864
Bilibili, Inc. ADR (a)	566	11,524
BYD Co. Ltd. (H Shares)	596	18,074
China Construction Bank Corp. (H Shares)	103,359	69,098
China Life Insurance Co. Ltd. (H Shares)	6,492	12,472
China Merchants Bank Co. Ltd. (H Shares)	1,328	6,410
China Resources Beer Holdings Co. Ltd.	2,748	21,228
Contemporary Amperex Technology Co. Ltd.	219	7,345
ENN Energy Holdings Ltd.	1,892	25,942
Haier Smart Home Co. Ltd.	6,221	20,278
Hansoh Pharmaceutical Group Co. Ltd. (b)	2,228	4,065
JD.com, Inc. sponsored ADR	522	18,646
Kunlun Energy Co. Ltd.	14,928	13,838
Kweichow Moutai Co. Ltd. (A Shares)	63	16,075
Li Auto, Inc. ADR (a)	556	13,066
Li Ning Co. Ltd.	999	7,144
Meituan Class B (a)(b)	2,946	50,348
NetEase, Inc. ADR	606	54,013
New Horizon Health Ltd. (a)(b)	3,071	11,020
PDD Holdings, Inc. ADR (a)	422	28,759
Ping An Insurance Group Co. of China Ltd. (H Shares)	7,478	54,556
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	824	37,253
Shenzhou International Group Holdings Ltd.	1,949	18,720
Silergy Corp.	287	4,527
Sinopharm Group Co. Ltd. (H Shares)	2,000	7,085
Sinotruk Hong Kong Ltd.	12,215	18,667
Sunny Optical Technology Group Co. Ltd.	970	10,250
Tencent Holdings Ltd.	3,898	173,134
Trip.com Group Ltd. ADR (a)	904	32,101
Wuliangye Yibin Co. Ltd. (A Shares)	456	11,167
Wuxi Biologics (Cayman), Inc. (a)(b)	2,763	16,475
Zai Lab Ltd. ADR (a)	329	11,508
Zijin Mining Group Co. Ltd. (H Shares)	4,357	7,377
TOTAL CHINA		928,105
Hungary - 0.6%
OTP Bank PLC	215	6,541
Richter Gedeon PLC	498	12,018
TOTAL HUNGARY		18,559
India - 13.7%
Axis Bank Ltd.	1,741	18,397
Axis Bank Ltd. sponsored GDR (Reg. S)	52	2,746
Bharti Airtel Ltd.	2,649	25,959
HDFC Bank Ltd. sponsored ADR	764	53,327
HDFC Standard Life Insurance Co. Ltd. (b)	2,621	17,034
Hindustan Unilever Ltd.	900	27,118
Housing Development Finance Corp. Ltd.	1,031	35,165
ICICI Bank Ltd.	2,686	30,333
Infosys Ltd. sponsored ADR	2,233	34,701
Larsen & Toubro Ltd.	1,341	38,920
NTPC Ltd.	3,965	8,372
Reliance Industries Ltd.	851	25,299
Reliance Industries Ltd. GDR (b)	899	53,580
SRF Ltd.	205	6,395
Tata Consultancy Services Ltd.	193	7,639
Tata Steel Ltd.	6,818	9,049
Ultratech Cement Ltd.	151	13,993
TOTAL INDIA		408,027
Indonesia - 3.5%
PT Bank Central Asia Tbk	73,470	45,467
PT Bank Mandiri (Persero) Tbk	71,760	25,367
PT Bank Rakyat Indonesia (Persero) Tbk	65,839	22,944
PT Telkom Indonesia Persero Tbk	38,409	11,125
TOTAL INDONESIA		104,903
Korea (South) - 13.1%
Db Insurance Co. Ltd.	276	17,357
Hansol Chemical Co. Ltd.	70	11,672
Hyundai Fire & Marine Insurance Co. Ltd.	839	23,580
Hyundai Motor Co. Ltd.	271	40,159
JYP Entertainment Corp.	98	6,632
KB Financial Group, Inc.	313	11,622
LG Chemical Ltd.	104	57,793
LG Energy Solution (a)	27	11,772
LG H & H Co. Ltd.	13	6,073
LG Innotek Co. Ltd.	22	4,380
NAVER Corp.	74	10,725
Samsung Electronics Co. Ltd.	3,290	161,946
SK Hynix, Inc.	428	28,809
TOTAL KOREA (SOUTH)		392,520
Malaysia - 0.2%
Press Metal Aluminium Holdings	4,977	5,767
Mexico - 5.3%
CEMEX S.A.B. de CV sponsored ADR (a)	1,019	6,114
Grupo Aeroportuario Norte S.A.B. de CV	2,944	32,362
Grupo Financiero Banorte S.A.B. de CV Series O	5,682	49,136
Wal-Mart de Mexico SA de CV Series V	17,667	71,230
TOTAL MEXICO		158,842
Peru - 0.3%
Credicorp Ltd. (United States)	66	8,942
Saudi Arabia - 1.1%
Al Rajhi Bank	430	8,805
Dr Sulaiman Al Habib Medical Services Group Co.	332	25,404
TOTAL SAUDI ARABIA		34,209
Singapore - 1.4%
Sea Ltd. ADR (a)	541	41,208
South Africa - 4.3%
Absa Group Ltd.	3,115	30,250
Bid Corp. Ltd.	960	21,848
Gold Fields Ltd. sponsored ADR	712	11,079
Impala Platinum Holdings Ltd.	1,432	13,942
MTN Group Ltd.	3,643	25,555
Naspers Ltd. Class N	146	26,029
TOTAL SOUTH AFRICA		128,703
Taiwan - 13.0%
Chailease Holding Co. Ltd.	3,229	23,501
E.SUN Financial Holdings Co. Ltd.	8,006	6,506
eMemory Technology, Inc.	328	19,598
HIWIN Technologies Corp.	2,754	21,139
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	3,092	21,180
MediaTek, Inc.	1,378	29,942
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,153	265,802
TOTAL TAIWAN		387,668
Thailand - 0.6%
CP ALL PCL (For. Reg.)	7,394	14,053
Thai Beverage PCL	7,749	3,724
TOTAL THAILAND		17,777
TOTAL COMMON STOCKS (Cost $2,719,500)		2,750,470

Nonconvertible Preferred Stocks - 1.7%
	Shares	Value ($)
Brazil - 1.7%
Banco Bradesco SA (PN)	2,162	6,003
Itau Unibanco Holding SA	8,736	45,398

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $52,651)		51,401

Government Obligations - 0.3%
	Principal Amount (c)	Value ($)
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 4.74% 5/18/23 (d) (Cost $9,978)	10,000	9,979

Money Market Funds - 7.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e) (Cost $223,332)	223,287	223,332

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $3,005,461)	3,035,182
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(47,031)
NET ASSETS - 100.0%	2,988,151

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2	Jun 2023	98,420	(1,346)	(1,346)

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $172,442 or 5.8% of net assets.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,979.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	56,344	972,712	805,724	3,519	-	-	223,332	0.0%
Total	56,344	972,712	805,724	3,519	-	-	223,332

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	370,971	143,396	227,575	-
Consumer Discretionary	401,302	156,830	244,472	-
Consumer Staples	223,383	123,945	99,438	-
Energy	78,879	53,580	25,299	-
Financials	630,957	211,148	419,809	-
Health Care	150,612	74,714	75,898	-
Industrials	165,660	67,817	97,843	-
Information Technology	588,774	321,683	267,091	-
Materials	143,181	17,193	125,988	-
Utilities	48,152	-	48,152	-

Government Obligations	9,979	-	9,979	-

Money Market Funds	223,332	223,332	-	-
Total Investments in Securities:	3,035,182	1,393,638	1,641,544	-
Derivative Instruments:

Liabilities
Futures Contracts	(1,346)	(1,346)	-	-
Total Liabilities	(1,346)	(1,346)	-	-
Total Derivative Instruments:	(1,346)	(1,346)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,346)
Total Equity Risk	0	(1,346)
Total Value of Derivatives	0	(1,346)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,782,129)	$2,811,850
Fidelity Central Funds (cost $223,332)	223,332

Total Investment in Securities (cost $3,005,461)		$3,035,182
Cash		2,862
Foreign currency held at value (cost $8,962)		8,963
Dividends receivable		2,510
Distributions receivable from Fidelity Central Funds		766
Receivable for daily variation margin on futures contracts		500
Prepaid expenses		1
Receivable from investment adviser for expense reductions		11,495
Other receivables		18
Total assets		3,062,297
Liabilities
Payable for investments purchased	$31,088
Accrued management fee	1,914
Audit fee payable	27,088
Deferred independent trustees' fees payable	13,826
Other payables and accrued expenses	230
Total Liabilities		74,146
Net Assets		$2,988,151
Net Assets consist of:
Paid in capital		$3,153,611
Total accumulated earnings (loss)		(165,460)
Net Assets		$2,988,151
Net Asset Value , offering price and redemption price per share ($2,988,151 ÷ 331,213 shares)		$9.02

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$22,070
Non-Cash dividends		6,765
Interest		194
Income from Fidelity Central Funds		3,519
Income before foreign taxes withheld		$32,548
Less foreign taxes withheld		(3,160)
Total Income		29,388
Expenses
Management fee	$9,870
Custodian fees and expenses	21,390
Independent trustees' fees and expenses	6
Registration fees	30,109
Audit	25,259
Legal	2
Miscellaneous	2
Total expenses before reductions	86,638
Expense reductions	(74,821)
Total expenses after reductions		11,817
Net Investment income (loss)		17,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(78,681)
Foreign currency transactions	(3,200)
Futures contracts	8,939
Total net realized gain (loss)		(72,942)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $233)	410,835
Assets and liabilities in foreign currencies	(16)
Futures contracts	(1,346)
Total change in net unrealized appreciation (depreciation)		409,473
Net gain (loss)		336,531
Net increase (decrease) in net assets resulting from operations		$354,102
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	For the period April 14, 2022 (commencement of operations) through October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,571	$12,746
Net realized gain (loss)	(72,942)	(131,753)
Change in net unrealized appreciation (depreciation)	409,473	(381,337)
Net increase (decrease) in net assets resulting from operations	354,102	(500,344)
Distributions to shareholders	(19,218)	-
Share transactions
Proceeds from sales of shares	961,168	2,279,784
Reinvestment of distributions	18,756	-
Cost of shares redeemed	(98,928)	(7,169)
Net increase (decrease) in net assets resulting from share transactions	880,996	2,272,615
Total increase (decrease) in net assets	1,215,880	1,772,271

Net Assets
Beginning of period	1,772,271	-
End of period	$2,988,151	$1,772,271

Other Information
Shares
Sold	106,977	233,926
Issued in reinvestment of distributions	2,130	-
Redeemed	(10,942)	(878)
Net increase (decrease)	98,165	233,048

Financial Highlights
Fidelity SAI Sustainable Emerging Markets Equity Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.06
Net realized and unrealized gain (loss)	1.44	(2.46)
Total from investment operations	1.50	(2.40)
Distributions from net investment income	(.08)	-
Total distributions	(.08)	-
Net asset value, end of period	$9.02	$7.60
Total Return D,E	19.71%	(24.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	6.83% H	6.38% H,I
Expenses net of fee waivers, if any	.94% H	.96% H
Expenses net of all reductions	.93% H	.96% H
Net investment income (loss)	1.38% H	1.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,988	$1,772
Portfolio turnover rate J	103% H	74% H

A For the period April 14, 2022 (commencement of operations) through October 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity SAI Sustainable Emerging Markets Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contacts, passive foreign investment companies (PFIC),capital loss carryforwards and losses deferred due to wash sale.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$175,698
Gross unrealized depreciation	(174,134)
Net unrealized appreciation (depreciation)	$1,564
Tax cost	$3,032,272

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(85,372)
Long-term	(7,516)
Total capital loss carryforward	$(92,888)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	1,958,197	1,215,176
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Sustainable Emerging Markets Equity Fund	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	21,139	36,627	(4,919)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets.   This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $74,593.

Through arrangements with the Fund's custodian , credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $169.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $59.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Emerging Markets Equity Fund	61%

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI Sustainable Emerging Markets Equity Fund	.94%
Actual		$ 1,000	$ 1,197.10	$ 5.12
Hypothetical- B		$ 1,000	$ 1,020.13	$ 4.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9905648.101
ESP-SANN-0623
Fidelity® SAI International SMA Completion Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Keyence Corp. (Japan, Electronic Equipment, Instruments & Components)	5.3
Itochu Corp. (Japan, Trading Companies & Distributors)	4.9
Minebea Mitsumi, Inc. (Japan, Machinery)	4.5
Constellation Software, Inc. (Canada, Software)	4.1
Hannover Reuck SE (Germany, Insurance)	3.9
Investor AB (B Shares) (Sweden, Financial Services)	3.8
Indutrade AB (Sweden, Machinery)	3.8
Housing Development Finance Corp. Ltd. (India, Financial Services)	3.5
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	3.4
B&M European Value Retail SA (United Kingdom, Broadline Retail)	3.3
40.5

Market Sectors (% of Fund's net assets)

Financials	22.8
Industrials	21.3
Information Technology	19.1
Consumer Discretionary	10.1
Energy	6.0
Health Care	3.9
Materials	3.7
Communication Services	2.7
Real Estate	1.4
Consumer Staples	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 91.6%
	Shares	Value ($)
Australia - 1.8%
Aristocrat Leisure Ltd.	359,137	9,084,540
Canada - 6.8%
Constellation Software, Inc.	10,836	21,209,080
Lumine Group, Inc.	32,512	437,941
Tourmaline Oil Corp.	302,879	13,607,591
TOTAL CANADA		35,254,612
China - 2.9%
Anta Sports Products Ltd.	398,089	4,946,744
Chervon Holdings Ltd.	526,600	2,679,800
Kweichow Moutai Co. Ltd. (A Shares)	11,800	3,010,823
Li Ning Co. Ltd.	635,337	4,543,688
TOTAL CHINA		15,181,055
France - 5.9%
Capgemini SA	51,685	9,391,336
Edenred SA	36,806	2,389,591
Sartorius Stedim Biotech	22,279	5,953,188
Teleperformance	63,574	12,665,436
TOTAL FRANCE		30,399,551
Germany - 3.9%
Hannover Reuck SE	93,982	20,048,977
India - 8.0%
Axis Bank Ltd.	518,478	5,478,782
Housing Development Finance Corp. Ltd.	534,392	18,226,938
Reliance Industries Ltd.	584,671	17,381,387
TOTAL INDIA		41,087,107
Indonesia - 4.7%
PT Bank Central Asia Tbk	21,605,187	13,370,403
PT Bank Rakyat Indonesia (Persero) Tbk	31,170,438	10,862,251
TOTAL INDONESIA		24,232,654
Ireland - 2.2%
Kingspan Group PLC (Ireland)	166,007	11,469,279
Italy - 1.7%
FinecoBank SpA	438,676	6,636,767
Reply SpA	15,900	1,848,382
TOTAL ITALY		8,485,149
Japan - 21.3%
Itochu Corp.	763,666	25,334,513
Keyence Corp.	60,824	27,428,963
Minebea Mitsumi, Inc.	1,267,536	23,473,042
Misumi Group, Inc.	117,474	2,963,541
Nomura Research Institute Ltd.	249,371	6,274,062
Olympus Corp.	476,400	8,340,057
Relo Group, Inc.	152,001	2,363,067
TIS, Inc.	513,891	14,111,305
TOTAL JAPAN		110,288,550
Korea (South) - 2.8%
Samsung Electronics Co. Ltd.	295,104	14,526,078
Luxembourg - 1.1%
Eurofins Scientific SA	83,693	5,833,920
Netherlands - 3.2%
BE Semiconductor Industries NV	41,400	3,710,622
IMCD NV	86,510	12,983,315
TOTAL NETHERLANDS		16,693,937
Spain - 4.3%
CaixaBank SA	2,783,505	10,303,441
Cellnex Telecom SA (a)	287,432	12,102,034
TOTAL SPAIN		22,405,475
Sweden - 8.0%
Indutrade AB	815,006	19,526,670
Investor AB (B Shares)	915,204	19,615,881
Nibe Industrier AB (B Shares)	189,000	2,110,229
TOTAL SWEDEN		41,252,780
Switzerland - 2.3%
Sika AG	43,604	12,044,429
United Kingdom - 9.3%
B&M European Value Retail SA	2,796,687	16,860,191
Beazley PLC	717,596	5,370,450
Big Yellow Group PLC	290,900	4,474,804
Games Workshop Group PLC	32,300	4,026,828
JD Sports Fashion PLC	4,935,057	9,988,535
S4 Capital PLC (b)	1,110,703	2,040,771
Standard Chartered PLC (United Kingdom)	679,100	5,363,136
TOTAL UNITED KINGDOM		48,124,715
Zambia - 1.4%
First Quantum Minerals Ltd.	294,268	7,150,092
TOTAL COMMON STOCKS (Cost $452,926,235)		473,562,900

Money Market Funds - 7.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c) (Cost $40,734,424)	40,726,279	40,734,424

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $493,660,659)	514,297,324
NET OTHER ASSETS (LIABILITIES) - 0.5%	2,787,722
NET ASSETS - 100.0%	517,085,046

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,102,034 or 2.3% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	43,600,978	82,200,147	85,066,701	704,834	-	-	40,734,424	0.1%
Total	43,600,978	82,200,147	85,066,701	704,834	-	-	40,734,424

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	14,142,805	2,040,771	12,102,034	-
Consumer Discretionary	52,130,326	30,875,554	21,254,772	-
Consumer Staples	3,010,823	-	3,010,823	-
Energy	30,988,978	13,607,591	17,381,387	-
Financials	117,666,617	59,424,802	58,241,815	-
Health Care	20,127,165	11,787,108	8,340,057	-
Industrials	110,526,025	58,754,929	51,771,096	-
Information Technology	98,937,769	36,597,361	62,340,408	-
Materials	19,194,521	7,150,092	12,044,429	-
Real Estate	6,837,871	4,474,804	2,363,067	-

Money Market Funds	40,734,424	40,734,424	-	-
Total Investments in Securities:	514,297,324	265,447,436	248,849,888	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $452,926,235)	$473,562,900
Fidelity Central Funds (cost $40,734,424)	40,734,424

Total Investment in Securities (cost $493,660,659)		$514,297,324
Foreign currency held at value (cost $122,672)		122,674
Receivable for fund shares sold		619,641
Dividends receivable		1,551,442
Reclaims receivable		743,132
Distributions receivable from Fidelity Central Funds		146,257
Other receivables		37,107
Total assets		517,517,577
Liabilities
Payable for fund shares redeemed	$214,786
Distributions payable	66
Deferred taxes	217,509
Other payables and accrued expenses	170
Total Liabilities		432,531
Net Assets		$517,085,046
Net Assets consist of:
Paid in capital		$552,382,286
Total accumulated earnings (loss)		(35,297,240)
Net Assets		$517,085,046
Net Asset Value , offering price and redemption price per share ($517,085,046 ÷ 47,063,015 shares)		$10.99

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$6,047,973
Non-Cash dividends		339,033
Income from Fidelity Central Funds		704,834
Income before foreign taxes withheld		$7,091,840
Less foreign taxes withheld		(852,271)
Total Income		6,239,569
Expenses
Independent trustees' fees and expenses	$1,513
Total expenses before reductions	1,513
Expense reductions	(108)
Total expenses after reductions		1,405
Net Investment income (loss)		6,238,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,392,210)
Foreign currency transactions	46,097
Total net realized gain (loss)		(17,346,113)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $21,245)	80,527,763
Assets and liabilities in foreign currencies	41,684
Total change in net unrealized appreciation (depreciation)		80,569,447
Net gain (loss)		63,223,334
Net increase (decrease) in net assets resulting from operations		$69,461,498
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,238,164	$7,825,590
Net realized gain (loss)	(17,346,113)	(43,209,211)
Change in net unrealized appreciation (depreciation)	80,569,447	(176,966,374)
Net increase (decrease) in net assets resulting from operations	69,461,498	(212,349,995)
Distributions to shareholders	(6,168,884)	(34,086,499)
Share transactions
Proceeds from sales of shares	77,260,440	318,466,891
Reinvestment of distributions	1,847,861	10,192,289
Cost of shares redeemed	(64,022,911)	(227,226,081)
Net increase (decrease) in net assets resulting from share transactions	15,085,390	101,433,099
Total increase (decrease) in net assets	78,378,004	(145,003,395)

Net Assets
Beginning of period	438,707,042	583,710,437
End of period	$517,085,046	$438,707,042

Other Information
Shares
Sold	7,320,533	28,001,783
Issued in reinvestment of distributions	177,850	704,861
Redeemed	(6,104,776)	(20,788,845)
Net increase (decrease)	1,393,607	7,917,799

Financial Highlights
Fidelity® SAI International SMA Completion Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.61	$15.46	$12.38	$10.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.18	.19	.17 D	.08
Net realized and unrealized gain (loss)	1.38	(5.16)	3.01	1.77	.39
Total from investment operations	1.52	(4.98)	3.20	1.94	.47
Distributions from net investment income	(.14)	(.16)	(.12)	(.03)	-
Distributions from net realized gain	-	(.71)	-	-	-
Total distributions	(.14)	(.87)	(.12)	(.03)	-
Net asset value, end of period	$10.99	$9.61	$15.46	$12.38	$10.47
Total Return E,F	15.89%	(34.09)%	26.03%	18.57%	4.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-%	-%	-% J
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-% J
Expenses net of all reductions I	-% J	-%	-%	-%	-% J
Net investment income (loss)	2.59% J	1.56%	1.30%	1.45% D	1.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$517,085	$438,707	$583,710	$318,362	$46,836
Portfolio turnover rate K	37% J	40%	37%	17%	24% J

A For the period April 11, 2019 (commencement of operations) through October 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1 . Organization.
Fidelity SAI International SMA Completion Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$61,407,090
Gross unrealized depreciation	(44,310,335)
Net unrealized appreciation (depreciation)	$17,096,755
Tax cost	$497,200,569

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(14,508,749)
Long-term	(23,763,343)
Total capital loss carryforward	$(38,272,092)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International SMA Completion Fund	85,484,786	82,873,028
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI International SMA Completion Fund	5,407,937	7,806,027	(1,673,200)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $108.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI International SMA Completion Fund	-%- D
Actual		$ 1,000	$ 1,158.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893099.104
ISM-SANN-0623
Fidelity® Diversified International K6 Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.1
ASML Holding NV (depository receipt) (Netherlands, Semiconductors & Semiconductor Equipment)	2.7
Nestle SA (Reg. S) (United States of America, Food Products)	2.4
AIA Group Ltd. (Hong Kong, Insurance)	2.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.7
Linde PLC (United States of America, Chemicals)	1.6
RELX PLC (Euronext N.V.) (United Kingdom, Professional Services)	1.5
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.5
Hitachi Ltd. (Japan, Industrial Conglomerates)	1.4
19.9

Market Sectors (% of Fund's net assets)

Financials	22.3
Industrials	19.9
Information Technology	12.9
Health Care	11.2
Consumer Discretionary	10.0
Consumer Staples	6.6
Materials	6.3
Energy	3.9
Communication Services	0.7
Real Estate	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.1%
	Shares	Value ($)
Australia - 1.5%
Aristocrat Leisure Ltd.	416,842	10,544,216
Flutter Entertainment PLC (a)	93,543	18,709,700
Glencore PLC	6,431,464	37,962,574
TOTAL AUSTRALIA		67,216,490
Belgium - 0.9%
KBC Group NV	544,135	38,840,945
Canada - 6.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	530,800	26,492,007
Cameco Corp.	367,129	10,093,778
Canadian Natural Resources Ltd.	949,025	57,830,390
Canadian Pacific Kansas City Ltd. (b)	293,431	23,134,100
Constellation Software, Inc.	23,095	45,203,368
Franco-Nevada Corp.	167,775	25,457,567
GFL Environmental, Inc. (b)	837,257	30,392,429
Imperial Oil Ltd.	364,609	18,585,008
Lumine Group, Inc.	65,474	881,943
Thomson Reuters Corp.	151,071	19,865,527
Tourmaline Oil Corp.	365,426	16,417,670
TOTAL CANADA		274,353,787
China - 1.9%
Anta Sports Products Ltd.	1,205,164	14,975,642
Chervon Holdings Ltd.	1,336,744	6,802,520
Haier Smart Home Co. Ltd. (A Shares)	548,502	1,885,965
Kweichow Moutai Co. Ltd. (A Shares)	46,851	11,954,244
Li Ning Co. Ltd.	1,836,085	13,130,979
NXP Semiconductors NV	181,287	29,683,933
Shenzhen Inovance Technology Co. Ltd. (A Shares)	197,600	1,769,885
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	42,688	1,929,913
Sunny Optical Technology Group Co. Ltd.	152,275	1,609,137
TOTAL CHINA		83,742,218
Denmark - 3.6%
Carlsberg A/S Series B	99,761	16,480,585
DSV A/S	277,784	52,173,046
Novo Nordisk A/S Series B	521,475	86,749,713
TOTAL DENMARK		155,403,344
France - 10.7%
Air Liquide SA	97,491	17,537,679
Airbus Group NV (b)	329,541	46,147,150
AXA SA	915,734	29,889,714
BNP Paribas SA	814,637	52,636,458
Capgemini SA	231,162	42,002,900
Edenred SA	156,667	10,171,440
EssilorLuxottica SA	225,280	44,533,544
Legrand SA	238,846	22,554,904
LVMH Moet Hennessy Louis Vuitton SE	139,189	133,883,304
Pernod Ricard SA	242,719	56,004,463
Sartorius Stedim Biotech	23,652	6,320,069
Teleperformance	17,879	3,561,917
TOTAL FRANCE		465,243,542
Germany - 5.8%
Allianz SE	241,443	60,627,992
Bayer AG	181,178	11,957,072
Deutsche Borse AG	198,961	37,943,583
Deutsche Post AG	835,451	40,184,857
Hannover Reuck SE	123,152	26,271,750
Infineon Technologies AG	108,964	3,968,117
Merck KGaA	194,396	34,819,015
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	60,500	22,699,415
Siemens Healthineers AG (c)	247,333	15,376,494
TOTAL GERMANY		253,848,295
Greece - 0.1%
Piraeus Financial Holdings SA (a)	2,022,138	4,768,335
Hong Kong - 2.5%
AIA Group Ltd.	8,144,676	88,671,704
Prudential PLC	630,021	9,639,977
Techtronic Industries Co. Ltd.	938,086	10,148,673
TOTAL HONG KONG		108,460,354
India - 3.4%
Axis Bank Ltd.	1,195,509	12,633,001
Fairfax India Holdings Corp. (a)(c)	600,679	7,808,827
HDFC Bank Ltd.	2,924,094	60,520,049
Housing Development Finance Corp. Ltd.	1,181,463	40,297,110
Reliance Industries Ltd.	877,811	26,095,997
TOTAL INDIA		147,354,984
Indonesia - 1.0%
PT Bank Central Asia Tbk	36,811,721	22,780,990
PT Bank Rakyat Indonesia (Persero) Tbk	64,767,442	22,570,109
TOTAL INDONESIA		45,351,099
Ireland - 0.9%
CRH PLC	161,695	7,802,427
Kingspan Group PLC (Ireland)	318,550	22,008,342
Ryanair Holdings PLC sponsored ADR (a)	109,577	10,474,465
TOTAL IRELAND		40,285,234
Israel - 0.7%
NICE Ltd. sponsored ADR (a)	140,578	28,679,318
Italy - 1.3%
FinecoBank SpA	1,527,140	23,104,234
Reply SpA	33,926	3,943,913
UniCredit SpA	1,414,682	28,032,603
TOTAL ITALY		55,080,750
Japan - 15.6%
Bandai Namco Holdings, Inc.	188,238	4,275,905
Daikin Industries Ltd.	115,533	20,984,382
FUJIFILM Holdings Corp.	595,346	31,029,417
Fujitsu Ltd.	92,064	12,270,042
Hitachi Ltd.	1,132,561	62,647,200
Hoya Corp.	630,834	66,146,126
Itochu Corp.	1,319,661	43,779,569
Keyence Corp.	111,086	50,094,931
Minebea Mitsumi, Inc.	1,742,438	32,267,581
Misumi Group, Inc.	741,820	18,714,047
Nomura Research Institute Ltd.	466,723	11,742,540
Olympus Corp.	480,775	8,416,648
ORIX Corp.	1,521,748	25,888,773
Persol Holdings Co. Ltd.	996,068	20,538,340
Relo Group, Inc.	761,752	11,842,492
Renesas Electronics Corp. (a)	321,706	4,192,617
Seven & i Holdings Co. Ltd.	485,933	22,021,245
Shin-Etsu Chemical Co. Ltd.	1,987,585	56,717,371
SMC Corp.	74,082	36,948,014
Sony Group Corp.	611,330	55,309,316
Sumitomo Mitsui Financial Group, Inc.	680,190	27,801,840
Suzuki Motor Corp.	282,292	9,843,092
TIS, Inc.	631,539	17,341,887
Tokyo Electron Ltd.	269,070	30,809,997
TOTAL JAPAN		681,623,372
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	708,509	34,875,355
Luxembourg - 0.5%
Eurofins Scientific SA	308,399	21,497,320
Netherlands - 5.6%
Adyen BV (a)(c)	8,821	14,174,039
Argenx SE (a)	39,214	15,126,730
ASML Holding NV (depository receipt) (b)	184,075	117,230,005
BE Semiconductor Industries NV	75,868	6,799,939
IMCD NV	219,450	32,934,788
Wolters Kluwer NV	444,916	58,903,891
TOTAL NETHERLANDS		245,169,392
Singapore - 0.1%
Sea Ltd. ADR (a)	50,004	3,808,805
Spain - 1.9%
Amadeus IT Holding SA Class A (a)	155,220	10,909,642
Banco Santander SA (Spain) (b)	5,038,383	17,690,792
CaixaBank SA	6,178,956	22,872,065
Industria de Diseno Textil SA (b)	939,826	32,269,117
TOTAL SPAIN		83,741,616
Sweden - 2.0%
Indutrade AB	1,608,931	38,548,261
Investor AB (B Shares)	2,046,188	43,856,648
Kry International AB (a)(d)(e)	663	51,826
Nibe Industrier AB (B Shares)	275,620	3,077,361
TOTAL SWEDEN		85,534,096
Switzerland - 1.7%
Compagnie Financiere Richemont SA Series A	110,580	18,278,970
Julius Baer Group Ltd.	87,275	6,221,584
Sika AG	120,787	33,364,150
Zurich Insurance Group Ltd.	35,934	17,358,954
TOTAL SWITZERLAND		75,223,658
Taiwan - 1.1%
ECLAT Textile Co. Ltd.	293,000	4,662,774
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	531,882	44,837,653
TOTAL TAIWAN		49,500,427
United Kingdom - 12.2%
AstraZeneca PLC (United Kingdom)	506,824	74,585,733
B&M European Value Retail SA	5,368,397	32,364,078
BAE Systems PLC	4,448,185	56,669,805
Beazley PLC	1,741,093	13,030,246
Big Yellow Group PLC	736,587	11,330,638
Compass Group PLC	1,186,394	31,298,213
Diageo PLC	1,021,123	46,579,658
Entain PLC	606,997	11,015,460
Games Workshop Group PLC	54,792	6,830,897
Hiscox Ltd.	1,737,971	25,817,186
JD Sports Fashion PLC	7,550,541	15,282,264
Lloyds Banking Group PLC	17,611,787	10,699,545
NatWest Group PLC	3,054,961	10,063,345
RELX PLC:
(Euronext N.V.)	2,036,979	67,605,760
rights (a)(f)	2,036,979	984,975
Rentokil Initial PLC	4,912,010	39,105,762
S4 Capital PLC (a)	1,840,680	3,382,007
Smith & Nephew PLC	1,669,503	27,496,322
Standard Chartered PLC (United Kingdom)	1,957,852	15,461,974
Starling Bank Ltd. Series D (a)(d)(e)	2,406,800	9,134,733
WPP PLC	2,002,673	23,339,990
TOTAL UNITED KINGDOM		532,078,591
United States of America - 11.5%
Aon PLC	67,102	21,820,228
Booking Holdings, Inc. (a)	1,669	4,483,451
Experian PLC	561,190	19,868,866
Ferguson PLC	272,129	38,286,690
ICON PLC (a)	100,730	19,409,664
IQVIA Holdings, Inc. (a)	92,167	17,348,594
Linde PLC	189,887	70,153,752
Marsh & McLennan Companies, Inc.	208,784	37,620,789
Marvell Technology, Inc.	536,171	21,168,031
MasterCard, Inc. Class A	71,842	27,302,115
Nestle SA (Reg. S)	803,387	103,066,176
Roche Holding AG (participation certificate)	146,468	45,865,020
S&P Global, Inc.	93,493	33,898,692
Schlumberger Ltd.	856,423	42,264,475
TOTAL UNITED STATES OF AMERICA		502,556,543
Zambia - 0.5%
First Quantum Minerals Ltd.	960,877	23,347,286
TOTAL COMMON STOCKS (Cost $3,269,304,105)		4,107,585,156

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	21,668	2,824,050
United States of America - 0.2%
Wasabi Holdings, Inc.:
Series C (a)(d)(e)	743,562	7,145,631
Series D (d)(e)	304,085	4,278,476
		11,424,107
TOTAL CONVERTIBLE PREFERRED STOCKS		14,248,157
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	3,828	299,230
TOTAL PREFERRED STOCKS (Cost $19,777,817)		14,547,387

Money Market Funds - 8.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	206,929,732	206,971,118
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	179,019,353	179,037,255
TOTAL MONEY MARKET FUNDS (Cost $386,007,751)		386,008,373

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $3,675,089,673)	4,508,140,916
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(143,944,291)
NET ASSETS - 100.0%	4,364,196,625

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,359,360 or 0.9% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,733,946 or 0.5% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	5,629,271

Kry International AB	5/14/21	287,945

Kry International AB Series E	5/14/21	1,750,058

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	4,642,638

Wasabi Holdings, Inc. Series C	3/31/21	8,078,504

Wasabi Holdings, Inc. Series D	9/09/22	4,319,984

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	165,418,854	281,890,502	240,338,237	4,000,777	-	(1)	206,971,118	0.5%
Fidelity Securities Lending Cash Central Fund 4.88%	39,190,867	614,436,806	474,590,418	146,164	-	-	179,037,255	0.5%
Total	204,609,721	896,327,308	714,928,655	4,146,941	-	(1)	386,008,373

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	30,530,802	7,190,812	23,339,990	-
Consumer Discretionary	436,755,505	120,954,967	315,800,538	-
Consumer Staples	282,598,378	98,977,055	183,621,323	-
Energy	171,287,318	145,191,321	26,095,997	-
Financials	980,621,784	393,744,154	577,742,897	9,134,733
Health Care	497,577,977	159,304,700	338,273,277	-
Industrials	874,280,587	423,521,481	450,759,106	-
Information Technology	552,964,256	340,431,003	197,934,040	14,599,213
Materials	272,342,806	118,958,605	153,384,201	-
Real Estate	23,173,130	11,330,638	11,842,492	-

Money Market Funds	386,008,373	386,008,373	-	-
Total Investments in Securities:	4,508,140,916	2,205,613,109	2,278,793,861	23,733,946
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $173,198,996) - See accompanying schedule:
Unaffiliated issuers (cost $3,289,081,922)	$4,122,132,543
Fidelity Central Funds (cost $386,007,751)	386,008,373

Total Investment in Securities (cost $3,675,089,673)		$4,508,140,916
Foreign currency held at value (cost $4,561,114)		4,561,158
Receivable for investments sold		38,602,311
Receivable for fund shares sold		3,219,208
Dividends receivable		11,453,134
Reclaims receivable		10,771,532
Distributions receivable from Fidelity Central Funds		807,260
Other receivables		37,611
Total assets		4,577,593,130
Liabilities
Payable for investments purchased
Regular delivery	$26,000,495
Delayed delivery	984,977
Payable for fund shares redeemed	1,748,519
Accrued management fee	2,164,987
Other payables and accrued expenses	3,460,272
Collateral on securities loaned	179,037,255
Total Liabilities		213,396,505
Net Assets		$4,364,196,625
Net Assets consist of:
Paid in capital		$3,819,769,378
Total accumulated earnings (loss)		544,427,247
Net Assets		$4,364,196,625
Net Asset Value , offering price and redemption price per share ($4,364,196,625 ÷ 335,727,126 shares)		$13.00

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$40,549,333
Income from Fidelity Central Funds (including $146,164 from security lending)		4,146,941
Income before foreign taxes withheld		$44,696,274
Less foreign taxes withheld		(4,474,420)
Total Income		40,221,854
Expenses
Management fee	$12,150,553
Independent trustees' fees and expenses	12,234
Total expenses before reductions	12,162,787
Expense reductions	(259)
Total expenses after reductions		12,162,528
Net Investment income (loss)		28,059,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $527,612)	(27,695,921)
Foreign currency transactions	85,191
Total net realized gain (loss)		(27,610,730)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $396,102)	723,718,747
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	978,504
Total change in net unrealized appreciation (depreciation)		724,697,250
Net gain (loss)		697,086,520
Net increase (decrease) in net assets resulting from operations		$725,145,846
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,059,326	$46,223,928
Net realized gain (loss)	(27,610,730)	(175,880,317)
Change in net unrealized appreciation (depreciation)	724,697,250	(1,165,207,771)
Net increase (decrease) in net assets resulting from operations	725,145,846	(1,294,864,160)
Distributions to shareholders	(31,800,731)	(40,087,762)
Share transactions
Proceeds from sales of shares	515,021,512	1,845,177,962
Reinvestment of distributions	31,800,731	40,087,762
Cost of shares redeemed	(359,387,981)	(1,028,832,082)
Net increase (decrease) in net assets resulting from share transactions	187,434,262	856,433,642
Total increase (decrease) in net assets	880,779,377	(478,518,280)

Net Assets
Beginning of period	3,483,417,248	3,961,935,528
End of period	$4,364,196,625	$3,483,417,248

Other Information
Shares
Sold	42,558,601	141,560,986
Issued in reinvestment of distributions	2,652,271	2,683,250
Redeemed	(29,434,085)	(80,800,526)
Net increase (decrease)	15,776,787	63,443,710

Financial Highlights
Fidelity® Diversified International K6 Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$15.45	$11.96	$11.08	$9.69	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.09	.15	.10	.08	.16	.18
Net realized and unrealized gain (loss)	2.12	(4.56)	3.47	.98	1.36	(1.12)
Total from investment operations	2.21	(4.41)	3.57	1.06	1.52	(.94)
Distributions from net investment income	(.10)	(.15)	(.08)	(.15)	(.13)	(.02)
Distributions from net realized gain	-	-	-	(.03)	-	(.01)
Total distributions	(.10)	(.15)	(.08)	(.18)	(.13)	(.02) C
Net asset value, end of period	$13.00	$10.89	$15.45	$11.96	$11.08	$9.69
Total Return D,E	20.36%	(28.81)%	30.00%	9.70%	15.89%	(8.83)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60% H	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60% H	.60%	.60%	.59%	.59%	.58%
Net investment income (loss)	1.39% H	1.21%	.73%	.73%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$4,364,197	$3,483,417	$3,961,936	$3,102,294	$2,977,388	$2,207,355
Portfolio turnover rate I	28% H,J	31% J	30% J	34%	48% J	48% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Diversified International K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$932,612,298
Gross unrealized depreciation	(103,024,100)
Net unrealized appreciation (depreciation)	$829,588,198
Tax cost	$3,678,552,718

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(264,515,026)
Long-term	(12,124,417)
Total capital loss carryforward	$(276,639,443)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International K6 Fund	535,447,334	582,674,817

Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Diversified International K6 Fund	13,582,263	161,449,478

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Diversified International K6 Fund	4,786,586	30,753,342	72,038,115

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Diversified International K6 Fund	75,623,497	961,127,384
5. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Diversified International K6 Fund	$ 877

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Diversified International K6 Fund	22,270,884	18,464,101	(671,221)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Diversified International K6 Fund	$16,175	$ -	$-

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $259.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Diversified International K6 Fund	.60%
Actual		$ 1,000	$ 1,203.60	$ 3.28
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883986.105
DIFK6-SANN-0623
Fidelity Series Select International Small Cap Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Lancashire Holdings Ltd. (United Kingdom, Insurance)	1.0
Daiichikosho Co. Ltd. (Japan, Entertainment)	0.9
AAK AB (Sweden, Food Products)	0.9
Steadfast Group Ltd. (Australia, Insurance)	0.9
VZ Holding AG (Switzerland, Capital Markets)	0.8
Sembcorp Industries Ltd. (Singapore, Multi-Utilities)	0.8
Munters Group AB (Sweden, Building Products)	0.8
Mitie Group PLC (United Kingdom, Commercial Services & Supplies)	0.8
Rexel SA (France, Trading Companies & Distributors)	0.8
Rovio Entertainment OYJ (Finland, Entertainment)	0.8
8.5

Market Sectors (% of Fund's net assets)

Industrials	23.5
Consumer Discretionary	14.4
Financials	10.5
Information Technology	9.8
Real Estate	8.8
Materials	8.1
Consumer Staples	6.6
Communication Services	6.4
Health Care	6.1
Energy	2.3
Utilities	1.9

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
Australia - 8.0%
29Metals Ltd.	3,273	2,589
ALS Ltd.	890	7,768
Ansell Ltd.	270	4,805
Aurizon Holdings Ltd.	2,153	4,895
Beach Energy Ltd.	4,620	4,547
Challenger Ltd.	953	3,835
Flight Centre Travel Group Ltd. (a)	592	7,774
GUD Holdings Ltd.	1,090	6,953
IGO Ltd.	534	4,918
Incitec Pivot Ltd.	2,753	5,866
Iress Ltd.	669	4,597
McMillan Shakespeare Ltd.	754	7,702
National Storage REIT unit	4,732	7,882
Red 5 Ltd. (a)	30,304	3,413
Steadfast Group Ltd.	2,580	10,171
Treasury Wine Estates Ltd.	809	7,494
TOTAL AUSTRALIA		95,209
Austria - 1.7%
AT&S Austria Technologie & Systemtechnik AG	97	2,961
Schoeller-Bleckmann Oilfield Equipment AG	97	6,092
Wienerberger AG	268	8,062
Zumtobel AG	440	3,452
TOTAL AUSTRIA		20,567
Bailiwick of Jersey - 0.6%
JTC PLC (b)	725	7,225
Belgium - 1.7%
Azelis Group NV	277	6,562
Econocom Group SA	1,921	6,594
Fagron NV	406	7,543
TOTAL BELGIUM		20,699
Finland - 1.6%
Huhtamaki Oyj	173	6,222
Musti Group OYJ	156	3,230
Rovio Entertainment OYJ (b)	885	9,084
TOTAL FINLAND		18,536
France - 6.3%
Altarea SCA	43	5,629
ALTEN	48	8,145
Euroapi SASU	303	3,638
Exclusive Networks SA	344	7,429
Ipsos SA	157	8,505
Nexans SA	55	4,718
Rexel SA	413	9,557
SEB SA	50	5,719
Ubisoft Entertainment SA (a)	150	4,393
Vallourec SA (a)	514	5,854
Vicat SA	127	3,701
Virbac SA	23	7,844
TOTAL FRANCE		75,132
Germany - 5.3%
Bilfinger Berger AG	151	6,522
CTS Eventim AG	118	7,749
DIC Asset AG rights (a)(c)	310	256
Gerresheimer AG	60	6,525
Lanxess AG	140	5,686
Mensch und Maschine Software SE	82	4,662
Patrizia Immobilien AG	474	5,087
PVA TePla AG (a)	189	4,040
SAF-Holland SA	623	8,602
Stabilus Se	116	7,567
Takkt AG	400	6,400
TOTAL GERMANY		63,096
Hong Kong - 2.3%
ASMPT Ltd.	469	3,687
Dah Sing Financial Holdings Ltd.	1,207	3,092
Fortune (REIT)	4,496	3,761
Hysan Development Co. Ltd.	2,024	5,720
Luk Fook Holdings International Ltd.	2,386	7,646
Melco International Development Ltd. (a)	3,000	3,491
TOTAL HONG KONG		27,397
Ireland - 2.3%
Bank of Ireland Group PLC	775	8,002
C&C Group PLC (United Kingdom) (a)	3,268	6,423
Dalata Hotel Group PLC (a)	1,560	7,830
Uniphar PLC	1,750	5,843
TOTAL IRELAND		28,098
Israel - 1.3%
Bezeq The Israel Telecommunication Corp. Ltd.	3,530	4,782
Nova Ltd. (a)	80	7,323
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	63	3,585
TOTAL ISRAEL		15,690
Italy - 2.7%
Banca Generali SpA	257	8,521
Banco BPM SpA	1,100	4,467
Brembo SpA	574	8,418
Carel Industries SpA (b)	244	6,399
GVS SpA (a)(b)	739	5,028
TOTAL ITALY		32,833
Japan - 32.6%
Aeon Delight Co. Ltd.	200	4,432
Anritsu Corp.	441	4,038
As One Corp.	120	5,084
ASKUL Corp.	481	6,410
Azbil Corp.	196	5,481
Bank of Kyoto Ltd.	169	8,315
Capcom Co. Ltd.	203	7,628
Cosmos Pharmaceutical Corp.	61	6,000
Daido Steel Co. Ltd.	150	5,777
Daiichikosho Co. Ltd.	626	11,223
Daiwa Securities Living Invest	8	6,802
Dowa Holdings Co. Ltd.	162	5,293
Food & Life Companies Ltd.	251	6,046
FP Corp.	241	5,995
Fujitec Co. Ltd.	262	6,979
Fukushima Industries Corp.	180	6,788
Fuyo General Lease Co. Ltd.	110	8,050
GMO Internet, Inc.	180	3,621
Haseko Corp.	518	6,324
Inaba Denki Sangyo Co. Ltd.	400	8,934
J. Front Retailing Co. Ltd.	642	6,752
JEOL Ltd.	110	3,209
JTOWER, Inc. (a)	135	5,822
Kamigumi Co. Ltd.	398	8,723
Kaneka Corp.	298	7,928
Kawasaki Heavy Industries Ltd.	290	6,309
Kissei Pharmaceutical Co. Ltd.	365	7,395
Koshidaka Holdings Co. Ltd.	900	7,619
Kyoritsu Maintenance Co. Ltd.	148	5,974
Kyushu Railway Co.	260	5,904
Maruwa Ceramic Co. Ltd.	52	6,631
Milbon Co. Ltd.	162	6,830
Mitsubishi Logisnext Co. Ltd.	900	6,554
Miura Co. Ltd.	200	5,327
Money Forward, Inc. (a)	100	4,164
Morinaga & Co. Ltd.	222	6,579
Nabtesco Corp.	291	7,014
Nagaileben Co. Ltd.	290	4,511
Net One Systems Co. Ltd.	238	5,612
Nikkiso Co. Ltd.	978	6,869
Nippon Gas Co. Ltd.	343	4,823
Okinawa Cellular Telephone Co.	299	6,680
PALTAC Corp.	182	6,983
Park24 Co. Ltd. (a)	416	6,430
Penta-Ocean Construction Co. Ltd.	908	4,414
Relo Group, Inc.	388	6,032
Resonac Holdings Corp.	325	5,146
Roland Corp.	186	5,576
Sanwa Holdings Corp.	568	6,221
SHIFT, Inc. (a)	29	5,399
SOSiLA Logistics REIT, Inc.	5	4,972
Stanley Electric Co. Ltd.	358	8,076
Sumco Corp.	459	6,321
Suruga Bank Ltd.	1,988	7,541
Tokyo Tatemono Co. Ltd.	433	5,484
Toyo Suisan Kaisha Ltd.	170	7,590
Tsumura & Co.	219	4,444
Tsuruha Holdings, Inc.	69	4,519
Valqua Ltd.	348	8,755
Workman Co. Ltd.	183	7,455
Yokogawa Electric Corp.	348	5,652
Zuken, Inc.	290	7,363
TOTAL JAPAN		390,822
Netherlands - 1.1%
Eurocommercial Properties NV	342	8,193
TKH Group NV (bearer) (depositary receipt)	100	4,829
TOTAL NETHERLANDS		13,022
New Zealand - 0.7%
Contact Energy Ltd.	1,780	8,633
Norway - 1.4%
Schibsted ASA (A Shares)	200	3,543
Sparebanken Midt-Norge	500	6,465
TGS ASA	439	6,871
TOTAL NORWAY		16,879
Singapore - 2.4%
CDL Hospitality Trusts unit	7,932	7,524
Mapletree Industrial (REIT)	3,585	6,409
Sembcorp Industries Ltd.	3,093	9,952
Wing Tai Holdings Ltd.	4,256	4,727
TOTAL SINGAPORE		28,612
Spain - 2.9%
Applus Services SA	892	7,475
Bankinter SA	1,287	7,604
Cie Automotive SA	179	5,389
Compania de Distribucion Integral Logista Holdings SA	317	8,614
Fluidra SA	320	5,476
TOTAL SPAIN		34,558
Sweden - 5.4%
AAK AB	510	10,265
AddTech AB (B Shares)	391	7,816
Arjo AB	990	4,379
Avanza Bank Holding AB	310	6,581
Cloetta AB	2,481	5,250
Hemnet Group AB	338	5,537
HEXPOL AB (B Shares)	715	8,415
Loomis AB (B Shares)	210	6,717
Munters Group AB (b)	1,005	9,839
TOTAL SWEDEN		64,799
Switzerland - 3.8%
Bucher Industries AG	16	7,174
Lastminute.com NV (a)	155	4,335
OC Oerlikon Corp. AG (Reg.)	793	4,416
PSP Swiss Property AG	57	6,702
Sensirion Holding AG (a)(b)	45	4,863
Tecan Group AG	18	7,809
VZ Holding AG	109	10,121
TOTAL SWITZERLAND		45,420
United Kingdom - 13.7%
B&M European Value Retail SA	1,466	8,838
Britvic PLC	699	8,025
Close Brothers Group PLC	531	6,059
DCC PLC (United Kingdom)	100	6,213
Grainger Trust PLC	2,272	7,384
Harbour Energy PLC	1,109	3,447
Hill & Smith Holdings PLC	338	5,845
J.D. Wetherspoon PLC (a)	707	6,335
Jet2 PLC	516	7,950
Lancashire Holdings Ltd.	1,514	11,657
Mitie Group PLC	8,396	9,708
Pets At Home Group PLC	1,177	5,704
Renewi PLC (a)	1,032	7,782
Sabre Insurance Group PLC (b)	5,571	8,850
Savills PLC	400	4,833
Senior Engineering Group PLC	3,931	8,122
Spectris PLC	189	8,929
Synthomer PLC	2,500	3,758
Tate & Lyle PLC	651	6,668
Unite Group PLC	523	6,303
Vistry Group PLC	664	6,530
Volution Group PLC	1,204	6,558
WH Smith PLC	401	7,932
TOTAL UNITED KINGDOM		163,430
TOTAL COMMON STOCKS (Cost $1,001,622)		1,170,657

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
Germany - 0.6%
Jungheinrich AG (Cost $5,082)	201	7,761

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $1,006,704)	1,178,418
NET OTHER ASSETS (LIABILITIES) - 1.6%	19,063
NET ASSETS - 100.0%	1,197,481

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,288 or 4.3% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	1,000,000	1,000,000	423	-	-	-	0.0%
Total	-	1,000,000	1,000,000	423	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	74,946	39,200	35,746	-
Consumer Discretionary	171,941	78,862	93,079	-
Consumer Staples	79,228	40,216	39,012	-
Energy	26,811	22,264	4,547	-
Financials	126,556	85,552	41,004	-
Health Care	73,029	43,581	29,448	-
Industrials	283,918	172,655	111,263	-
Information Technology	117,512	54,946	62,566	-
Materials	97,369	41,689	55,680	-
Real Estate	103,700	44,131	59,569	-
Utilities	23,408	-	23,408	-

Total Investments in Securities:	1,178,418	623,096	555,322	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,006,704):		$1,178,418
Cash		16,578
Foreign currency held at value (cost $504)		503
Dividends receivable		5,193
Receivable from investment adviser for expense reductions		52
Total assets		1,200,744
Liabilities
Payable for investments purchased
Regular delivery	$2,164
Delayed delivery	256
Other payables and accrued expenses	843
Total Liabilities		3,263
Net Assets		$1,197,481
Net Assets consist of:
Paid in capital		$1,003,400
Total accumulated earnings (loss)		194,081
Net Assets		$1,197,481
Net Asset Value , offering price and redemption price per share ($1,197,481 ÷ 100,311 shares)		$11.94

Statement of Operations
		For the period November 4, 2022 (commencement of operations) through April 30, 2023 (Unaudited)
Investment Income
Dividends		$15,491
Income from Fidelity Central Funds		423
Income before foreign taxes withheld		$15,914
Less foreign taxes withheld		(1,537)
Total Income		14,377
Expenses
Custodian fees and expenses	$2,034
Independent trustees' fees and expenses	2
Total expenses before reductions	2,036
Expense reductions	(2,012)
Total expenses after reductions		24
Net Investment income (loss)		14,353
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,027
Foreign currency transactions	4,465
Total net realized gain (loss)		11,492
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	171,714
Assets and liabilities in foreign currencies	(78)
Total change in net unrealized appreciation (depreciation)		171,636
Net gain (loss)		183,128
Net increase (decrease) in net assets resulting from operations		$197,481
Statement of Changes in Net Assets

For the period November 4, 2022 (commencement of operations) through April 30, 2023 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,353
Net realized gain (loss)	11,492
Change in net unrealized appreciation (depreciation)	171,636
Net increase (decrease) in net assets resulting from operations	197,481
Distributions to shareholders	(3,400)
Share transactions
Proceeds from sales of shares	1,000,000
Reinvestment of distributions	3,400
Net increase (decrease) in net assets resulting from share transactions	1,003,400
Total increase (decrease) in net assets	1,197,481

Net Assets
Beginning of period	-
End of period	$1,197,481

Other Information
Shares
Sold	100,000
Issued in reinvestment of distributions	311
Redeemed	-
Net increase (decrease)	100,311

Financial Highlights
Fidelity Series Select International Small Cap Fund

Six months ended (Unaudited) April 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14
Net realized and unrealized gain (loss)	1.83
Total from investment operations	1.97
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$11.94
Total Return D,E	19.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H
Expenses net of fee waivers, if any	.01% H
Expenses net of all reductions	-% H,I
Net investment income (loss)	2.59% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,197
Portfolio turnover rate J	13% K

A For the period November 4, 2022 (commencement of operations) through April 30, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Series Select International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund+	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$188,244
Gross unrealized depreciation	(16,530)
Net unrealized appreciation (depreciation)	$171,714
Tax cost	$1,006,704

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Select International Small Cap Fund	1,152,159	152,410
5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,962.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $50.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 4, 2022 to April 30, 2023). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value April 30, 2023	Expenses Paid During Period

Fidelity Series Select International Small Cap Fund	.01%
Actual		$ 1,000	$ 1,197.70	$ .05 C
Hypothetical- B		$ 1,000	$ 1,024.74	$ .05 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C    Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 178 / 365 (to reflect the period November 4, 2022 to April 30, 2023).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Select International Small Cap Fund

At its July 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided . The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally.  The Board considered the structure of the investment personnel compensation program, and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel.  The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

Investment Performance . The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.  The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.  The Board also took into consideration the fact that it oversees funds managed by Fidelity that have similar or identical investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that the fund will not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, with certain exceptions. The Board also noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.013% through February 28, 2026.

Based on its review, the Board considered that the fund will not pay a management fee and concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability .  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts.  The Board also noted that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund are not relevant to approval of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, with certain exceptions.  In connection with its future renewal of the fund's Advisory Contracts, the Board will consider Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale . The Board concluded that because the fund will pay no advisory fees and FMR will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is offered exclusively to other Fidelity funds and Fidelity managed 529 plans and collective investment trusts, which use the fund to gain exposure to a specific type of investment. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' small cap equity allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9906199.100
SSI-SANN-0623
Fidelity® Enduring Opportunities Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	4.1
Amazon.com, Inc.	1.9
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.4
Meta Platforms, Inc. Class A	1.2
JPMorgan Chase & Co.	1.1
UnitedHealth Group, Inc.	1.0
Tesla, Inc.	1.0
Taiwan Semiconductor Manufacturing Co. Ltd.	0.9
The Home Depot, Inc.	0.9
14.9

Market Sectors (% of Fund's net assets)

Information Technology	19.9
Consumer Discretionary	18.7
Industrials	14.7
Financials	11.5
Health Care	9.1
Communication Services	7.9
Consumer Staples	6.7
Real Estate	4.5
Materials	4.1
Energy	1.8
Utilities	1.0

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Entertainment - 1.7%
Netflix, Inc. (a)	234	77,204
Sea Ltd. ADR (a)	288	21,937
The Walt Disney Co. (a)	713	73,083
Universal Music Group NV	1,045	22,811
		195,035
Interactive Media & Services - 5.9%
Adevinta ASA Class B (a)	2,741	21,090
Alphabet, Inc.:
Class A (a)	1,533	164,552
Class C (a)	1,501	162,438
Hemnet Group AB	1,213	19,872
Kakao Corp.	398	17,435
Match Group, Inc. (a)	954	35,203
Meta Platforms, Inc. Class A (a)	621	149,239
NAVER Corp.	163	23,624
Rightmove PLC	2,316	16,713
Tencent Holdings Ltd.	1,540	68,401
Z Holdings Corp.	7,791	21,341
		699,908
Media - 0.3%
S4 Capital PLC (a)	11,328	20,814
Schibsted ASA (A Shares)	957	16,954
		37,768
TOTAL COMMUNICATION SERVICES		932,711
CONSUMER DISCRETIONARY - 18.7%
Automobile Components - 0.6%
Aptiv PLC (a)	330	33,944
DENSO Corp.	514	31,027
		64,971
Automobiles - 2.0%
Ferrari NV (Italy)	140	38,921
Maruti Suzuki India Ltd.	287	30,259
Tesla, Inc. (a)	715	117,482
Toyota Motor Corp.	3,473	47,684
		234,346
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	2,101	221,550
B&M European Value Retail SA	4,042	24,368
Dollarama, Inc.	393	24,343
MercadoLibre, Inc. (a)	28	35,770
Prosus NV	295	22,100
		328,131
Hotels, Restaurants & Leisure - 4.4%
Amadeus IT Holding SA Class A (a)	495	34,791
Chipotle Mexican Grill, Inc. (a)	29	59,961
Churchill Downs, Inc.	200	58,506
Compass Group PLC	1,201	31,684
Domino's Pizza, Inc.	99	31,430
Doordash, Inc. (a)	544	33,287
Hilton Worldwide Holdings, Inc.	352	50,695
Jubilant Foodworks Ltd.	4,048	22,224
Oriental Land Co. Ltd.	970	34,328
Restaurant Brands Asia Ltd. (a)	12,252	15,373
Vail Resorts, Inc.	136	32,711
Wingstop, Inc.	238	47,626
Yum! Brands, Inc.	320	44,986
Zomato Ltd. (a)	32,462	25,986
		523,588
Household Durables - 0.8%
Berkeley Group Holdings PLC	397	22,187
Maytronics Ltd.	1,154	12,054
NVR, Inc. (a)	10	58,400
		92,641
Leisure Products - 0.3%
Roland Corp.	647	19,394
SHIMANO, Inc.	129	19,950
		39,344
Specialty Retail - 4.6%
Carvana Co. Class A (a)	893	6,197
Fast Retailing Co. Ltd.	141	33,389
Five Below, Inc. (a)	217	42,827
Floor & Decor Holdings, Inc. Class A (a)	418	41,524
Lowe's Companies, Inc.	323	67,129
National Vision Holdings, Inc. (a)	744	15,654
Nitori Holdings Co. Ltd.	184	23,430
The Home Depot, Inc.	354	106,391
TJX Companies, Inc.	625	49,263
Ulta Beauty, Inc. (a)	102	56,246
Warby Parker, Inc. (a)	2,569	27,052
Wayfair LLC Class A (a)	635	22,117
WH Smith PLC	1,154	22,828
Workman Co. Ltd.	350	14,258
ZOZO, Inc.	833	17,530
		545,835
Textiles, Apparel & Luxury Goods - 3.2%
adidas AG	108	19,019
Hermes International SCA	24	52,013
lululemon athletica, Inc. (a)	192	72,947
LVMH Moet Hennessy Louis Vuitton SE	84	80,798
Moncler SpA	534	39,518
NIKE, Inc. Class B	504	63,867
PVH Corp.	349	29,948
Shenzhou International Group Holdings Ltd.	1,715	16,473
		374,583
TOTAL CONSUMER DISCRETIONARY		2,203,439
CONSUMER STAPLES - 6.7%
Beverages - 1.5%
Ambev SA	9,683	27,489
Davide Campari Milano NV	2,576	33,154
Kweichow Moutai Co. Ltd. (A Shares)	115	29,343
Monster Beverage Corp.	824	46,144
Pernod Ricard SA	166	38,302
		174,432
Consumer Staples Distribution & Retail - 3.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	709	35,386
Avenue Supermarts Ltd. (a)(b)	498	21,472
Casey's General Stores, Inc.	168	38,442
Clicks Group Ltd.	1,582	23,121
Cosmos Pharmaceutical Corp.	150	14,753
Costco Wholesale Corp.	174	87,560
Ocado Group PLC (a)	3,534	22,438
Target Corp.	237	37,387
Wal-Mart de Mexico SA de CV Series V	8,515	34,331
Walmart, Inc.	619	93,450
Welcia Holdings Co. Ltd.	782	16,373
		424,713
Food Products - 0.6%
Freshpet, Inc. (a)	481	33,175
McCormick & Co., Inc. (non-vtg.)	398	34,964
		68,139
Household Products - 0.2%
Unicharm Corp.	664	26,806
Personal Care Products - 0.8%
Hindustan Unilever Ltd.	887	26,727
L'Oreal SA	100	47,685
Shiseido Co. Ltd.	471	23,609
		98,021
TOTAL CONSUMER STAPLES		792,111
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc.	268	41,004
Hess Corp.	465	67,453
Parkland Corp.	761	17,946
PrairieSky Royalty Ltd.	3,064	48,351
Reliance Industries Ltd.	1,258	37,398
		212,152
FINANCIALS - 11.5%
Banks - 3.0%
Bank of America Corp.	2,519	73,756
Credicorp Ltd. (United States)	253	34,276
FinecoBank SpA	1,536	23,238
JPMorgan Chase & Co.	948	131,052
KBC Group NV	413	29,480
PNC Financial Services Group, Inc.	278	36,210
PT Bank Central Asia Tbk	53,101	32,862
SVB Financial Group (a)	145	71
		360,945
Capital Markets - 3.9%
Avanza Bank Holding AB	742	15,752
Banca Generali SpA	585	19,396
Bolsa Mexicana de Valores S.A.B. de CV	13,232	29,254
Brookfield Corp. (Canada) Class A	823	26,703
Charles Schwab Corp.	822	42,941
CME Group, Inc.	215	39,941
HUB24 Ltd.	1,140	21,556
Moody's Corp.	124	38,827
Morningstar, Inc.	153	27,281
MSCI, Inc.	88	42,456
Netwealth Group Ltd.	1,886	17,138
Nordnet AB	1,221	19,145
Partners Group Holding AG	19	18,348
S&P Global, Inc.	155	56,200
St. James's Place PLC	1,319	20,000
VZ Holding AG	239	22,193
		457,131
Consumer Finance - 0.2%
Bajaj Finance Ltd.	341	26,330
Financial Services - 1.7%
Adyen BV (a)(b)	18	28,923
Block, Inc. Class A (a)	531	32,279
Edenred SA	403	26,164
Fiserv, Inc. (a)	431	52,634
Toast, Inc. (a)	1,925	35,035
Zenkoku Hosho Co. Ltd.	657	24,147
		199,182
Insurance - 2.7%
Arthur J. Gallagher & Co.	291	60,545
Assurant, Inc.	240	29,551
Chubb Ltd.	384	77,399
Globe Life, Inc.	312	33,858
Hannover Reuck SE	142	30,293
Lifenet Insurance Co. (a)	2,965	25,841
Qualitas Controladora S.A.B. de CV	5,435	35,927
Steadfast Group Ltd.	5,820	22,945
		316,359
TOTAL FINANCIALS		1,359,947
HEALTH CARE - 8.9%
Biotechnology - 0.4%
Repligen Corp. (a)	159	24,109
Zai Lab Ltd. (a)	4,853	16,991
		41,100
Health Care Equipment & Supplies - 4.2%
Align Technology, Inc. (a)	132	42,940
Boston Scientific Corp. (a)	1,090	56,811
Coloplast A/S Series B	165	23,733
Fisher & Paykel Healthcare Corp.	1,258	21,578
Hoya Corp.	275	28,835
IDEXX Laboratories, Inc. (a)	83	40,849
Inspire Medical Systems, Inc. (a)	162	43,356
Intuitive Surgical, Inc. (a)	172	51,810
Masimo Corp. (a)	255	48,231
ResMed, Inc.	177	42,650
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	486	21,972
Straumann Holding AG	192	28,887
The Cooper Companies, Inc.	113	43,104
		494,756
Health Care Providers & Services - 2.1%
Apollo Hospitals Enterprise Ltd.	437	24,216
Chemed Corp.	82	45,203
Humana, Inc.	106	56,232
UnitedHealth Group, Inc.	253	124,499
		250,150
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	159	28,474
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	568	29,780
Danaher Corp.	243	57,569
Lonza Group AG	47	29,311
Sartorius Stedim Biotech	66	17,636
West Pharmaceutical Services, Inc.	135	48,767
Wuxi Biologics (Cayman), Inc. (a)(b)	3,155	18,813
		201,876
Pharmaceuticals - 0.2%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	3,959	27,917
TOTAL HEALTH CARE		1,044,273
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.0%
HEICO Corp.	225	37,944
INVISIO AB	1,159	23,790
Northrop Grumman Corp.	115	53,046
		114,780
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	441	44,484
Deutsche Post AG	723	34,776
DSV A/S	145	27,234
Expeditors International of Washington, Inc.	336	38,250
ZTO Express, Inc. sponsored ADR	919	25,438
		170,182
Building Products - 0.8%
ASSA ABLOY AB (B Shares)	1,245	29,610
Belimo Holding AG (Reg.)	49	23,561
Carel Industries SpA (b)	722	18,935
Kingspan Group PLC (Ireland)	315	21,763
		93,869
Commercial Services & Supplies - 1.6%
Casella Waste Systems, Inc. Class A (a)	452	40,228
Cintas Corp.	84	38,285
Copart, Inc. (a)	620	49,011
GFL Environmental, Inc.	625	22,701
Sunny Friend Environmental Technology Co. Ltd.	3,528	18,216
Waste Connections, Inc. (Canada)	135	18,779
		187,220
Construction & Engineering - 0.2%
Sweco AB (B Shares)	1,610	21,540
Electrical Equipment - 1.1%
AMETEK, Inc.	291	40,138
Eaton Corp. PLC	272	45,457
Generac Holdings, Inc. (a)	308	31,484
Nidec Corp.	346	17,121
		134,200
Ground Transportation - 0.8%
Localiza Rent a Car SA	2,219	25,808
Localiza Rent a Car SA rights 5/11/23 (a)	9	31
Old Dominion Freight Lines, Inc.	157	50,301
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	7,033	17,231
		93,371
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	296	59,153
Machinery - 3.1%
Atlas Copco AB (A Shares)	2,289	33,057
Fortive Corp.	572	36,087
Haitian International Holdings Ltd.	8,136	21,140
IDEX Corp.	173	35,693
Indutrade AB	942	22,569
Kone OYJ (B Shares)	371	21,135
Minebea Mitsumi, Inc.	935	17,315
Misumi Group, Inc.	855	21,569
Miura Co. Ltd.	820	21,843
Rational AG	22	15,878
Schindler Holding AG (participation certificate)	87	19,340
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,302	29,576
SMC Corp.	48	23,940
Spirax-Sarco Engineering PLC	136	18,955
Tocalo Co. Ltd.	1,606	15,082
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,467	15,115
		368,294
Marine Transportation - 0.1%
SITC International Holdings Co. Ltd.	8,782	16,244
Passenger Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	221	21,125
Professional Services - 3.1%
BayCurrent Consulting, Inc.	540	18,770
Centre Testing International Group Co. Ltd. (A Shares)	4,438	12,382
CoStar Group, Inc. (a)	519	39,937
Equifax, Inc.	197	41,051
Experian PLC	870	30,802
Funai Soken Holdings, Inc.	852	16,332
Headhunter Group PLC ADR (a)(c)	622	1,693
Recruit Holdings Co. Ltd.	866	24,294
RELX PLC (London Stock Exchange)	1,230	40,902
Sporton International, Inc.	3,374	29,080
Thomson Reuters Corp.	242	31,823
TriNet Group, Inc. (a)	427	39,617
Verisk Analytics, Inc.	201	39,016
		365,699
Trading Companies & Distributors - 0.7%
AddTech AB (B Shares)	1,555	31,085
Ashtead Group PLC	481	27,668
IMCD NV	158	23,712
		82,465
TOTAL INDUSTRIALS		1,728,142
INFORMATION TECHNOLOGY - 19.9%
Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp. Class A	556	41,961
Azbil Corp.	666	18,626
CDW Corp.	229	38,836
Cognex Corp.	604	28,805
Keyence Corp.	84	37,880
Lagercrantz Group AB (B Shares)	2,284	29,354
Murata Manufacturing Co. Ltd.	476	27,006
Sunny Optical Technology Group Co. Ltd.	2,000	21,135
Teledyne Technologies, Inc. (a)	90	37,296
		280,899
IT Services - 1.8%
Cloudflare, Inc. (a)	615	28,936
FDM Group Holdings PLC	1,642	13,888
Kainos Group PLC	981	15,288
Nagarro SE (a)	139	14,903
Reply SpA	122	14,183
SHIFT, Inc. (a)	109	20,292
Shopify, Inc. Class A (a)	364	17,636
Softcat PLC	1,075	18,063
Twilio, Inc. Class A (a)	520	27,357
VeriSign, Inc. (a)	196	43,473
		214,019
Semiconductors & Semiconductor Equipment - 4.2%
ASM International NV (Netherlands)	85	30,726
ASML Holding NV (Netherlands)	112	70,777
BE Semiconductor Industries NV	276	24,737
Disco Corp.	303	34,498
eMemory Technology, Inc.	518	30,951
Monolithic Power Systems, Inc.	91	42,039
Silergy Corp.	930	14,669
Silicon Laboratories, Inc. (a)	339	47,223
Taiwan Semiconductor Manufacturing Co. Ltd.	6,524	106,760
Teradyne, Inc.	357	32,623
Tokyo Electron Ltd.	279	31,947
Universal Display Corp.	193	25,758
		492,708
Software - 11.2%
Adobe, Inc. (a)	189	71,359
ANSYS, Inc. (a)	124	38,926
Atlassian Corp. PLC (a)	143	21,115
ATOSS Software AG	139	27,815
Bill Holdings, Inc. (a)	435	33,412
Black Knight, Inc. (a)	545	29,779
Ceridian HCM Holding, Inc. (a)	601	38,151
Confluent, Inc. (a)	1,110	24,420
Constellation Software, Inc.	17	33,274
Dassault Systemes SA	756	30,547
Fortnox AB	3,520	24,206
HubSpot, Inc. (a)	101	42,516
Microsoft Corp.	1,577	484,539
Money Forward, Inc. (a)	614	25,570
Paycom Software, Inc. (a)	116	33,683
Procore Technologies, Inc. (a)	611	32,634
Roper Technologies, Inc.	89	40,475
Salesforce, Inc. (a)	382	75,777
SAP SE	349	47,225
ServiceNow, Inc. (a)	91	41,807
Synopsys, Inc. (a)	149	55,327
Topicus.Com, Inc. (a)	266	17,719
Workday, Inc. Class A (a)	187	34,808
Xero Ltd. (a)	304	18,977
		1,324,061
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Technology Holdings PLC	616	36,202
TOTAL INFORMATION TECHNOLOGY		2,347,889
MATERIALS - 4.1%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	155	45,626
Asian Paints Ltd.	663	23,620
Ecolab, Inc.	229	38,435
Givaudan SA	8	27,942
Linde PLC	167	61,698
NOF Corp.	431	19,693
Shin-Etsu Chemical Co. Ltd.	1,125	32,103
Sika AG	124	34,252
Symrise AG	185	22,352
		305,721
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	120	43,584
Vulcan Materials Co.	247	43,255
		86,839
Metals & Mining - 0.8%
First Quantum Minerals Ltd.	931	22,621
Freeport-McMoRan, Inc.	1,162	44,051
Press Metal Aluminium Holdings	19,537	22,639
		89,311
TOTAL MATERIALS		481,871
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	268	54,777
ARGAN SA	181	14,121
Big Yellow Group PLC	1,115	17,152
Embassy Office Parks (REIT)	6,240	25,183
Equinix, Inc.	65	47,065
Equity Lifestyle Properties, Inc.	535	36,862
Extra Space Storage, Inc.	218	33,145
National Storage REIT unit	16,314	27,172
Prologis (REIT), Inc.	406	50,852
Safestore Holdings PLC	1,505	18,734
Segro PLC	1,591	16,692
Sun Communities, Inc.	247	34,316
Warehouses de Pauw	525	15,689
Warehouses de Pauw rights 5/12/23 (a)(d)	525	579
		392,339
Real Estate Management & Development - 1.2%
Ayala Land, Inc.	36,338	17,532
CBRE Group, Inc. (a)	454	34,804
Colliers International Group, Inc.	176	18,717
Grainger Trust PLC	6,552	21,294
Katitas Co. Ltd.	926	18,084
Oberoi Realty Ltd.	2,683	30,146
		140,577
TOTAL REAL ESTATE		532,916
UTILITIES - 1.0%
Electric Utilities - 0.9%
Constellation Energy Corp.	439	33,979
NextEra Energy, Inc.	875	67,051
		101,030
Gas Utilities - 0.1%
Nippon Gas Co. Ltd.	1,244	17,494
TOTAL UTILITIES		118,524
TOTAL COMMON STOCKS (Cost $10,446,363)		11,753,975

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Life Sciences Tools & Services - 0.2%
Sartorius AG (non-vtg.) (Cost $13,707)	63	24,408

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e) (Cost $20,542)	20,538	20,542

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,480,612)	11,798,925
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(11,524)
NET ASSETS - 100.0%	11,787,401

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,143 or 0.7% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	-	919,038	898,496	2,315	-	-	20,542	0.0%
Total	-	919,038	898,496	2,315	-	-	20,542

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	932,711	801,910	130,801	-
Consumer Discretionary	2,203,439	1,685,842	517,597	-
Consumer Staples	792,111	633,028	159,083	-
Energy	212,152	174,754	37,398	-
Financials	1,359,947	1,160,205	199,742	-
Health Care	1,068,681	850,161	218,520	-
Industrials	1,728,142	1,342,852	383,597	1,693
Information Technology	2,347,889	1,912,353	435,536	-
Materials	481,871	327,212	154,659	-
Real Estate	532,916	414,220	118,696	-
Utilities	118,524	101,030	17,494	-

Money Market Funds	20,542	20,542	-	-
Total Investments in Securities:	11,798,925	9,424,109	2,373,123	1,693
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,460,070)	$11,778,383
Fidelity Central Funds (cost $20,542)	20,542

Total Investment in Securities (cost $10,480,612)		$11,798,925
Cash		981
Foreign currency held at value (cost $1,193)		1,195
Receivable for fund shares sold		1,899
Dividends receivable		17,278
Distributions receivable from Fidelity Central Funds		202
Prepaid expenses		5
Receivable from investment adviser for expense reductions		1,629
Total assets		11,822,114
Liabilities
Payable for investments purchased on a delayed delivery basis	$579
Payable for fund shares redeemed	3,794
Accrued management fee	3,252
Transfer agent fee payable	2,539
Other affiliated payables	349
Audit fee payable	18,744
Custody fee payable	3,798
Other payables and accrued expenses	1,658
Total Liabilities		34,713
Net Assets		$11,787,401
Net Assets consist of:
Paid in capital		$11,558,809
Total accumulated earnings (loss)		228,592
Net Assets		$11,787,401
Net Asset Value , offering price and redemption price per share ($11,787,401 ÷ 948,073 shares)		$12.43

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$72,586
Non-Cash dividends		4,422
Income from Fidelity Central Funds		2,315
Income before foreign taxes withheld		$79,323
Less foreign taxes withheld		(7,203)
Total Income		72,120
Expenses
Management fee
Basic fee	$33,973
Performance adjustment	(7,136)
Transfer agent fees	15,202
Accounting fees and expenses	2,087
Custodian fees and expenses	7,962
Independent trustees' fees and expenses	42
Registration fees	5,619
Audit	33,683
Legal	9
Miscellaneous	28
Total expenses before reductions	91,469
Expense reductions	(35,829)
Total expenses after reductions		55,640
Net Investment income (loss)		16,480
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $331)	(69,902)
Foreign currency transactions	1,021
Total net realized gain (loss)		(68,881)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,718)	1,521,122
Assets and liabilities in foreign currencies	342
Total change in net unrealized appreciation (depreciation)		1,521,464
Net gain (loss)		1,452,583
Net increase (decrease) in net assets resulting from operations		$1,469,063
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,480	$8,806
Net realized gain (loss)	(68,881)	(933,940)
Change in net unrealized appreciation (depreciation)	1,521,464	(6,033,124)
Net increase (decrease) in net assets resulting from operations	1,469,063	(6,958,258)
Distributions to shareholders	-	(572,700)
Share transactions
Proceeds from sales of shares	730,074	3,817,785
Reinvestment of distributions	-	537,633
Cost of shares redeemed	(1,619,918)	(7,108,348)
Net increase (decrease) in net assets resulting from share transactions	(889,844)	(2,752,930)
Total increase (decrease) in net assets	579,219	(10,283,888)

Net Assets
Beginning of period	11,208,182	21,492,070
End of period	$11,787,401	$11,208,182

Other Information
Shares
Sold	60,940	278,587
Issued in reinvestment of distributions	-	33,571
Redeemed	(137,348)	(575,644)
Net increase (decrease)	(76,408)	(263,486)

Financial Highlights
Fidelity® Enduring Opportunities Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$16.69	$11.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.01	(.04)	(.01)
Net realized and unrealized gain (loss)	1.47	(5.32)	4.82	1.93
Total from investment operations	1.49	(5.31)	4.78	1.92
Distributions from net investment income	-	(.03)	-	- D
Distributions from net realized gain	-	(.41)	-	-
Tax return of capital	-	-	-	(.01)
Total distributions	-	(.44)	-	(.01)
Net asset value, end of period	$12.43	$10.94	$16.69	$11.91
Total Return E,F	13.62%	(32.65)%	40.13%	19.22%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.55% I	1.41%	1.70%	2.63% I
Expenses net of fee waivers, if any	.95% I	.98%	1.08%	1.10% I
Expenses net of all reductions	.94% I	.98%	1.08%	1.09% I
Net investment income (loss)	.28% I	.05%	(.25)%	(.10)% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,787	$11,208	$21,492	$10,055
Portfolio turnover rate J	12% I	15%	23%	17% I

A For the period November 5, 2019 (commencement of operations) through October 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Enduring Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,534,718
Gross unrealized depreciation	(1,266,438)
Net unrealized appreciation (depreciation)	$1,268,280
Tax cost	$10,530,645

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(440,776)
Long-term	(540,264)
Total capital loss carryforward	$(981,040)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enduring Opportunities Fund	676,023	1,510,601
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI ACWI (All Country World Index) Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Enduring Opportunities Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Enduring Opportunities Fund	$ 3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enduring Opportunities Fund	-	81,875	16,423
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Enduring Opportunities Fund	$12
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $35,425.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $131.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $273.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Enduring Opportunities Fund.	20%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Enduring Opportunities Fund	.95%
Actual		$ 1,000	$ 1,136.20	$ 5.03
Hypothetical- B		$ 1,000	$ 1,020.08	$ 4.76

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9896222.103
IDF-SANN-0623
Fidelity® International Capital Appreciation K6 Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.8
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
L'Oreal SA (France, Personal Care Products)	2.2
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	2.2
Hermes International SCA (France, Textiles, Apparel & Luxury Goods)	2.0
Diageo PLC (United Kingdom, Beverages)	2.0
Constellation Software, Inc. (Canada, Software)	1.9
24.0

Market Sectors (% of Fund's net assets)

Information Technology	24.1
Industrials	22.9
Financials	12.6
Consumer Discretionary	12.4
Materials	9.3
Consumer Staples	9.1
Health Care	8.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
Brazil - 1.6%
MercadoLibre, Inc. (a)	12,622	16,124,479
Canada - 9.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	321,623	16,052,070
Canadian National Railway Co.	135,794	16,186,833
Canadian Pacific Kansas City Ltd.	209,151	16,486,937
Constellation Software, Inc.	9,757	19,097,175
GFL Environmental, Inc.	352,133	12,789,951
Thomson Reuters Corp.	128,067	16,840,548
TOTAL CANADA		97,453,514
China - 1.3%
NXP Semiconductors NV	78,261	12,814,456
Denmark - 4.5%
DSV A/S	90,421	16,982,760
Novo Nordisk A/S Series B	165,396	27,514,369
TOTAL DENMARK		44,497,129
France - 15.5%
Air Liquide SA	104,472	18,793,492
Capgemini SA	79,671	14,476,484
Dassault Systemes SA	390,958	15,797,312
Hermes International SCA	9,138	19,804,028
L'Oreal SA	46,439	22,144,308
LVMH Moet Hennessy Louis Vuitton SE	31,267	30,075,144
Pernod Ricard SA	78,466	18,105,077
Safran SA	93,503	14,541,565
TOTAL FRANCE		153,737,410
Germany - 1.7%
Infineon Technologies AG	448,476	16,332,050
India - 6.3%
HCL Technologies Ltd.	1,109,033	14,514,845
HDFC Bank Ltd.	773,004	15,998,884
ICICI Bank Ltd.	1,559,339	17,609,599
ITC Ltd.	2,786,275	14,545,090
TOTAL INDIA		62,668,418
Indonesia - 1.7%
PT Bank Central Asia Tbk	27,426,588	16,972,986
Ireland - 2.9%
CRH PLC	288,071	13,900,571
Kingspan Group PLC (Ireland)	220,417	15,228,419
TOTAL IRELAND		29,128,990
Israel - 1.5%
NICE Ltd. sponsored ADR (a)(b)	70,288	14,339,455
Italy - 1.8%
Ferrari NV (Italy)	65,443	18,193,767
Japan - 6.4%
Hoya Corp.	152,547	15,995,322
Keyence Corp.	39,343	17,741,974
Shin-Etsu Chemical Co. Ltd.	491,829	14,034,745
Tokyo Electron Ltd.	133,755	15,315,684
TOTAL JAPAN		63,087,725
Korea (South) - 2.6%
LG Chemical Ltd.	24,341	13,526,381
Samsung SDI Co. Ltd.	24,169	12,548,006
TOTAL KOREA (SOUTH)		26,074,387
Netherlands - 5.9%
ASM International NV (Netherlands)	45,630	16,494,255
ASML Holding NV (Netherlands)	38,779	24,505,988
Wolters Kluwer NV	135,917	17,994,498
TOTAL NETHERLANDS		58,994,741
Sweden - 1.8%
Atlas Copco AB (A Shares)	1,250,038	18,052,630
Switzerland - 3.9%
Compagnie Financiere Richemont SA Series A	131,030	21,659,373
Sika AG	62,299	17,208,418
TOTAL SWITZERLAND		38,867,791
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,743,262	28,526,999
United Kingdom - 11.2%
Ashtead Group PLC	220,752	12,697,975
AstraZeneca PLC (United Kingdom)	169,089	24,883,642
Compass Group PLC	684,798	18,065,629
Diageo PLC	421,644	19,233,759
RELX PLC (London Stock Exchange)	545,641	18,144,530
Rentokil Initial PLC	2,262,844	18,015,077
TOTAL UNITED KINGDOM		111,040,612
United States of America - 15.4%
Fiserv, Inc. (a)	102,259	12,487,869
Linde PLC	43,127	15,933,270
Marsh & McLennan Companies, Inc.	89,189	16,070,966
MasterCard, Inc. Class A	39,636	15,062,869
Moody's Corp.	49,096	15,372,940
S&P Global, Inc.	41,880	15,184,850
Schneider Electric SA	108,638	18,945,587
SolarEdge Technologies, Inc. (a)	50,665	14,471,444
Thermo Fisher Scientific, Inc.	25,468	14,132,193
Waste Connections, Inc. (Canada)	109,092	15,174,727
TOTAL UNITED STATES OF AMERICA		152,836,715
TOTAL COMMON STOCKS (Cost $778,779,463)		979,744,254

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	11,019,005	11,021,209
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	3,091,443	3,091,752
TOTAL MONEY MARKET FUNDS (Cost $14,112,961)		14,112,961

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $792,892,424)	993,857,215
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(517,705)
NET ASSETS - 100.0%	993,339,510

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	9,866,092	200,036,310	198,881,193	264,858	-	-	11,021,209	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	13,243,268	60,572,168	70,723,684	7,948	-	-	3,091,752	0.0%
Total	23,109,360	260,608,478	269,604,877	272,806	-	-	14,112,961

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	123,922,420	54,122,274	69,800,146	-
Consumer Staples	90,080,304	56,301,455	33,778,849	-
Financials	124,760,963	74,179,494	50,581,469	-
Health Care	82,525,526	14,132,193	68,393,333	-
Industrials	228,082,037	176,579,808	51,502,229	-
Information Technology	236,976,127	131,996,569	104,979,558	-
Materials	93,396,877	15,933,270	77,463,607	-

Money Market Funds	14,112,961	14,112,961	-	-
Total Investments in Securities:	993,857,215	537,358,024	456,499,191	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,047,093) - See accompanying schedule:
Unaffiliated issuers (cost $778,779,463)	$979,744,254
Fidelity Central Funds (cost $14,112,961)	14,112,961

Total Investment in Securities (cost $792,892,424)		$993,857,215
Cash		2,857
Foreign currency held at value (cost $261,420)		261,350
Receivable for fund shares sold		1,370,878
Dividends receivable		1,631,569
Reclaims receivable		960,912
Interest receivable		116
Distributions receivable from Fidelity Central Funds		61,061
Other receivables		162,756
Total assets		998,308,714
Liabilities
Payable for fund shares redeemed	$544,066
Accrued management fee	535,576
Deferred taxes	795,719
Other payables and accrued expenses	2,091
Collateral on securities loaned	3,091,752
Total Liabilities		4,969,204
Net Assets		$993,339,510
Net Assets consist of:
Paid in capital		$856,293,022
Total accumulated earnings (loss)		137,046,488
Net Assets		$993,339,510
Net Asset Value , offering price and redemption price per share ($993,339,510 ÷ 72,282,633 shares)		$13.74

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$6,060,476
Non-Cash dividends		313,088
Interest		534
Income from Fidelity Central Funds (including $7,948 from security lending)		272,806
Income before foreign taxes withheld		$6,646,904
Less foreign taxes withheld		(731,456)
Total Income		5,915,448
Expenses
Management fee	$2,978,851
Independent trustees' fees and expenses	2,715
Interest	22,775
Total expenses before reductions	3,004,341
Expense reductions	(14)
Total expenses after reductions		3,004,327
Net Investment income (loss)		2,911,121
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $85,105)	7,825,109
Foreign currency transactions	74,963
Total net realized gain (loss)		7,900,072
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $592,329)	163,414,388
Assets and liabilities in foreign currencies	99,804
Total change in net unrealized appreciation (depreciation)		163,514,192
Net gain (loss)		171,414,264
Net increase (decrease) in net assets resulting from operations		$174,325,385
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,911,121	$3,648,889
Net realized gain (loss)	7,900,072	(72,374,973)
Change in net unrealized appreciation (depreciation)	163,514,192	(233,838,244)
Net increase (decrease) in net assets resulting from operations	174,325,385	(302,564,328)
Distributions to shareholders	(3,323,601)	(75,709,685)
Share transactions
Proceeds from sales of shares	156,437,704	376,598,093
Reinvestment of distributions	3,323,601	75,709,685
Cost of shares redeemed	(100,541,311)	(234,149,001)
Net increase (decrease) in net assets resulting from share transactions	59,219,994	218,158,777
Total increase (decrease) in net assets	230,221,778	(160,115,236)

Net Assets
Beginning of period	763,117,732	923,232,968
End of period	$993,339,510	$763,117,732

Other Information
Shares
Sold	12,171,287	28,863,775
Issued in reinvestment of distributions	258,445	4,794,787
Redeemed	(7,727,894)	(17,893,097)
Net increase (decrease)	4,701,838	15,765,465

Financial Highlights
Fidelity® International Capital Appreciation K6 Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.29	$17.82	$13.99	$12.40	$10.17	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.04	.06	.05	.08	.13 C	.11
Net realized and unrealized gain (loss)	2.46	(5.14)	3.85	1.62	2.18	(.92)
Total from investment operations	2.50	(5.08)	3.90	1.70	2.31	(.81)
Distributions from net investment income	(.05)	(.04)	(.07)	(.11)	(.08)	(.02)
Distributions from net realized gain	-	(1.41)	-	-	-	(.01)
Total distributions	(.05)	(1.45)	(.07)	(.11)	(.08)	(.03)
Net asset value, end of period	$13.74	$11.29	$17.82	$13.99	$12.40	$10.17
Total Return D,E	22.15%	(30.83)%	27.93%	13.82%	22.90%	(7.36)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.66% H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.66% H	.65%	.65%	.61%	.63%	.58%
Net investment income (loss)	.64% H	.44%	.29%	.62%	1.16% C	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$993,340	$763,118	$923,233	$760,960	$524,353	$360,963
Portfolio turnover rate I	93% H	119% J	149%	138%	144% J	158% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .75%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity International Capital Appreciation K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$213,773,128
Gross unrealized depreciation	(16,594,703)
Net unrealized appreciation (depreciation)	$197,178,425
Tax cost	$796,678,790

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(61,308,944)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation K6 Fund	471,475,702	416,779,669

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity International Capital Appreciation K6 Fund	6,790,346	84,381,011

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .65% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Capital Appreciation K6 Fund	$565

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Capital Appreciation K6 Fund	Borrower	$ 7,746,636	4.81%	$22,775

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Capital Appreciation K6 Fund	38,452,213	9,714,067	556,599

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Capital Appreciation K6 Fund	$864	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $14.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® International Capital Appreciation K6 Fund	.66%
Actual		$ 1,000	$ 1,221.50	$ 3.64
Hypothetical- B		$ 1,000	$ 1,021.52	$ 3.31

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883990.105
IVFK6-SANN-0623
Fidelity® Series Overseas Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.4
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.5
Diageo PLC (United Kingdom, Beverages)	2.1
Nestle SA (Reg. S) (United States of America, Food Products)	2.0
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	2.0
AIA Group Ltd. (Hong Kong, Insurance)	2.0
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	2.0
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.8
23.0

Market Sectors (% of Fund's net assets)

Financials	21.5
Industrials	21.5
Health Care	15.3
Information Technology	12.1
Consumer Discretionary	12.0
Consumer Staples	7.8
Materials	5.3
Energy	2.0
Real Estate	1.1
Communication Services	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
Australia - 0.8%
Flutter Entertainment PLC (a)	525,002	105,006,576
Belgium - 1.2%
Azelis Group NV	1,450,843	34,371,704
KBC Group NV	1,738,365	124,086,374
TOTAL BELGIUM		158,458,078
Canada - 1.5%
Constellation Software, Inc.	105,670	206,825,715
Lumine Group, Inc.	320,650	4,319,196
TOTAL CANADA		211,144,911
China - 0.0%
Chervon Holdings Ltd.	1,013,200	5,156,046
Denmark - 4.9%
Carlsberg A/S Series B	540,100	89,224,887
DSV A/S	1,284,831	241,315,365
Novo Nordisk A/S Series B	2,025,900	337,017,581
TOTAL DENMARK		667,557,833
Finland - 1.1%
Nordea Bank ABP	13,224,000	146,772,144
France - 18.2%
Air Liquide SA	1,151,060	207,064,450
ALTEN	878,601	149,092,088
Antin Infrastructure Partners SA	348,800	5,880,444
BNP Paribas SA	1,233,500	79,700,616
Capgemini SA	1,070,062	194,433,807
Edenred SA	3,459,127	224,580,181
EssilorLuxottica SA	1,064,416	210,414,670
L'Oreal SA	424,500	202,421,647
LVMH Moet Hennessy Louis Vuitton SE	489,439	470,782,237
Pernod Ricard SA	960,200	221,554,493
Safran SA	1,393,800	216,763,452
Teleperformance (b)	244,728	48,755,574
TotalEnergies SE	4,204,779	268,685,139
TOTAL FRANCE		2,500,128,798
Germany - 7.7%
Allianz SE	762,433	191,452,153
Deutsche Borse AG	955,360	182,195,413
Hannover Reuck SE	826,916	176,404,204
Infineon Technologies AG	4,318,500	157,265,844
Merck KGaA	1,066,500	191,024,915
Siemens Healthineers AG (c)	2,625,200	163,206,578
TOTAL GERMANY		1,061,549,107
Hong Kong - 2.0%
AIA Group Ltd.	25,203,588	274,393,371
India - 1.7%
HCL Technologies Ltd.	3,668,200	48,008,811
HDFC Bank Ltd.	8,845,200	183,069,332
TOTAL INDIA		231,078,143
Ireland - 1.0%
Kingspan Group PLC (Ireland)	2,063,300	142,551,602
Italy - 2.6%
FinecoBank SpA	8,663,385	131,069,105
GVS SpA (a)(c)	869,538	5,916,539
Recordati SpA	3,020,439	138,886,693
UniCredit SpA	4,186,000	82,947,599
TOTAL ITALY		358,819,936
Japan - 11.1%
Bandai Namco Holdings, Inc.	1,743,000	39,592,979
BayCurrent Consulting, Inc.	1,053,900	36,633,574
Capcom Co. Ltd.	2,110,000	79,288,760
FUJIFILM Holdings Corp.	1,890,800	98,548,444
Hoya Corp.	1,526,207	160,030,499
Misumi Group, Inc.	2,667,661	67,297,637
Olympus Corp.	4,132,992	72,353,881
Persol Holdings Co. Ltd.	4,066,353	83,845,821
Relo Group, Inc.	3,070,328	47,732,510
Shin-Etsu Chemical Co. Ltd.	3,762,500	107,366,030
SMC Corp.	273,921	136,616,681
Sony Group Corp.	2,525,600	228,500,496
Suzuki Motor Corp.	2,508,445	87,465,657
TIS, Inc.	2,370,676	65,098,109
Tokio Marine Holdings, Inc.	6,461,600	129,923,609
Tokyo Electron Ltd.	752,400	86,153,944
TOTAL JAPAN		1,526,448,631
Luxembourg - 0.8%
Eurofins Scientific SA (b)	1,509,600	105,228,470
Netherlands - 7.4%
ASM International NV (Netherlands)	395,600	143,000,813
ASML Holding NV (Netherlands)	569,928	360,160,100
Euronext NV (c)	1,093,360	86,864,161
IMCD NV	1,100,451	165,154,343
Topicus.Com, Inc. (a)	190,677	12,701,479
Wolters Kluwer NV	1,869,951	247,568,955
TOTAL NETHERLANDS		1,015,449,851
Spain - 1.4%
Amadeus IT Holding SA Class A (a)	2,669,070	187,595,662
Sweden - 3.4%
AddTech AB (B Shares)	4,651,119	92,976,572
Atlas Copco AB (A Shares)	12,494,200	180,437,055
Indutrade AB (b)	7,103,275	170,186,851
Kry International AB (a)(d)(e)	4,451	347,929
Nordnet AB	1,701,309	26,676,660
TOTAL SWEDEN		470,625,067
Switzerland - 6.0%
Compagnie Financiere Richemont SA Series A	1,691,080	279,536,998
Julius Baer Group Ltd.	2,289,018	163,177,521
Partners Group Holding AG	118,630	114,562,193
Sika AG	747,731	206,540,515
Sonova Holding AG	204,833	64,576,763
TOTAL SWITZERLAND		828,393,990
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,550,684	74,468,072
United Kingdom - 14.1%
Ashtead Group PLC	1,690,400	97,234,255
AstraZeneca PLC (United Kingdom)	2,414,400	355,310,313
BAE Systems PLC	10,773,100	137,249,121
Beazley PLC	8,175,351	61,183,888
Compass Group PLC	9,500,687	250,637,247
Dechra Pharmaceuticals PLC	1,383,363	64,847,596
Diageo PLC	6,319,647	288,277,709
Diploma PLC	1,508,431	50,919,057
Hiscox Ltd.	4,691,272	69,687,837
London Stock Exchange Group PLC	1,334,900	140,155,509
RELX PLC (London Stock Exchange)	7,143,755	237,555,608
Rentokil Initial PLC	22,100,622	175,948,677
TOTAL UNITED KINGDOM		1,929,006,817
United States of America - 11.7%
CBRE Group, Inc. (a)	1,365,700	104,694,562
CDW Corp.	338,314	57,374,671
Equifax, Inc.	287,000	59,805,060
Experian PLC	4,360,200	154,372,371
Ferguson PLC	1,142,400	160,727,869
ICON PLC (a)	553,300	106,615,377
Linde PLC	563,400	208,148,130
Marsh & McLennan Companies, Inc.	1,151,228	207,439,773
Nestle SA (Reg. S)	2,187,951	280,691,302
S&P Global, Inc.	437,251	158,538,468
Thermo Fisher Scientific, Inc.	189,000	104,876,100
TOTAL UNITED STATES OF AMERICA		1,603,283,683
TOTAL COMMON STOCKS (Cost $10,671,260,348)		13,603,116,788

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(d)(e) (Cost $11,754,376)	25,711	2,009,798

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	164,962,317	164,995,310
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	90,826,934	90,836,016
TOTAL MONEY MARKET FUNDS (Cost $255,831,326)		255,831,326

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $10,938,846,050)	13,860,957,912
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(144,195,367)
NET ASSETS - 100.0%	13,716,762,545

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,987,278 or 1.9% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,357,727 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,933,095

Kry International AB Series E	5/14/21	11,754,376

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	433,222,869	1,525,793,862	1,794,021,421	2,828,150	-	-	164,995,310	0.4%
Fidelity Securities Lending Cash Central Fund 4.88%	246,472,375	968,703,013	1,124,339,372	546,966	-	-	90,836,016	0.3%
Total	679,695,244	2,494,496,875	2,918,360,793	3,375,116	-	-	255,831,326

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	79,288,760	-	79,288,760	-
Consumer Discretionary	1,654,273,898	105,006,576	1,549,267,322	-
Consumer Staples	1,082,170,038	513,201,027	568,969,011	-
Energy	268,685,139	-	268,685,139	-
Financials	2,960,760,555	1,696,922,953	1,263,837,602	-
Health Care	2,074,389,436	1,149,677,162	924,712,274	-
Industrials	2,944,203,743	1,935,476,409	1,008,727,334	-
Information Technology	1,659,808,820	1,127,907,869	529,543,224	2,357,727
Materials	729,119,125	208,148,130	520,970,995	-
Real Estate	152,427,072	104,694,562	47,732,510	-

Money Market Funds	255,831,326	255,831,326	-	-
Total Investments in Securities:	13,860,957,912	7,096,866,014	6,761,734,171	2,357,727
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $86,995,514) - See accompanying schedule:
Unaffiliated issuers (cost $10,683,014,724)	$13,605,126,586
Fidelity Central Funds (cost $255,831,326)	255,831,326

Total Investment in Securities (cost $10,938,846,050)		$13,860,957,912
Foreign currency held at value (cost $6,465,726)		6,465,532
Receivable for investments sold		36,110,716
Receivable for fund shares sold		38,515
Dividends receivable		28,650,722
Reclaims receivable		42,789,861
Interest receivable		761
Distributions receivable from Fidelity Central Funds		346,732
Total assets		13,975,360,751
Liabilities
Payable for investments purchased	$21,121,705
Payable for fund shares redeemed	140,721,012
Other payables and accrued expenses	5,919,473
Collateral on securities loaned	90,836,016
Total Liabilities		258,598,206
Net Assets		$13,716,762,545
Net Assets consist of:
Paid in capital		$11,257,584,545
Total accumulated earnings (loss)		2,459,178,000
Net Assets		$13,716,762,545
Net Asset Value , offering price and redemption price per share ($13,716,762,545 ÷ 1,109,779,223 shares)		$12.36

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$131,036,295
Interest		32,259
Income from Fidelity Central Funds (including $546,966 from security lending)		3,375,116
Income before foreign taxes withheld		$134,443,670
Less foreign taxes withheld		(16,127,864)
Total Income		118,315,806
Expenses
Custodian fees and expenses	$451,452
Independent trustees' fees and expenses	41,994
Interest	34,750
Total Expenses		528,196
Net Investment income (loss)		117,787,610
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $623,075)	(23,486,167)
Redemptions in-kind	68,149,699
Foreign currency transactions	(406,345)
Total net realized gain (loss)		44,257,187
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $2,186,449)	2,712,469,297
Assets and liabilities in foreign currencies	4,615,962
Total change in net unrealized appreciation (depreciation)		2,717,085,259
Net gain (loss)		2,761,342,446
Net increase (decrease) in net assets resulting from operations		$2,879,130,056
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,787,610	$248,884,392
Net realized gain (loss)	44,257,187	(580,283,592)
Change in net unrealized appreciation (depreciation)	2,717,085,259	(4,371,425,395)
Net increase (decrease) in net assets resulting from operations	2,879,130,056	(4,702,824,595)
Distributions to shareholders	(228,975,390)	(454,822,647)
Share transactions
Proceeds from sales of shares	796,896,465	3,241,589,484
Reinvestment of distributions	228,975,390	454,822,647
Cost of shares redeemed	(2,276,508,363)	(1,640,720,377)
Net increase (decrease) in net assets resulting from share transactions	(1,250,636,508)	2,055,691,754
Total increase (decrease) in net assets	1,399,518,158	(3,101,955,488)

Net Assets
Beginning of period	12,317,244,387	15,419,199,875
End of period	$13,716,762,545	$12,317,244,387

Other Information
Shares
Sold	69,469,841	267,011,806
Issued in reinvestment of distributions	20,554,344	32,302,745
Redeemed	(199,246,361)	(137,519,813)
Net increase (decrease)	(109,222,176)	161,794,738

Financial Highlights
Fidelity® Series Overseas Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$14.58	$10.62	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.21	.17	.14	.06 D
Net realized and unrealized gain (loss)	2.36	(4.27)	3.93	.32	.14
Total from investment operations	2.46	(4.06)	4.10	.46	.20
Distributions from net investment income	(.20)	(.17)	(.14)	(.04)	-
Distributions from net realized gain	-	(.25)	-	-	-
Total distributions	(.20)	(.42)	(.14)	(.04)	-
Net asset value, end of period	$12.36	$10.10	$14.58	$10.62	$10.20
Total Return E	24.53%	(28.66)%	38.89%	4.51%	2.00%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01% H
Expenses net of fee waivers, if any	.01% H	.01%	.01%	.01%	.01% H
Expenses net of all reductions	.01% H	.01%	.01%	.01%	.01% H
Net investment income (loss)	1.77% H	1.79%	1.29%	1.35%	1.69% D,H
Supplemental Data
Net assets, end of period (000 omitted)	$13,716,763	$12,317,244	$15,419,200	$11,508,376	$6,226,806
Portfolio turnover rate I	37% H,J	28% J	33%	50%	12% J,K

A For the period June 21, 2019 (commencement of operations) through October 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .98%.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity Series Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, redemptions in-kind, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,188,133,941
Gross unrealized depreciation	(296,238,956)
Net unrealized appreciation (depreciation)	$2,891,894,985
Tax cost	$10,969,062,927

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(373,833,934)
Long-term	(190,697,873)
Total capital loss carryforward	$(564,531,807)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Overseas Fund	2,358,724,943	3,217,474,118

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds($)
Fidelity Series Overseas Fund	18,984,944	68,149,699	213,753,206

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Overseas Fund	$ 1,243

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Overseas Fund	Borrower	$ 33,953,375	4.61%	$34,750

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Overseas Fund	134,753,305	31,952,120	(1,129,232)

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Overseas Fund	4,714,174	10,846,765	47,182,852

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Series Overseas Fund	3,323
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Overseas Fund	$60,342	$-	$-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Series Overseas Fund	.01%
Actual		$ 1,000	$ 1,245.30	$ .06
Hypothetical- B		$ 1,000	$ 1,024.74	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9894004.103
SOV-SANN-0623
Fidelity® International Discovery K6 Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.7
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.9
Nestle SA (Reg. S) (United States of America, Food Products)	2.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.3
HDFC Bank Ltd. sponsored ADR (India, Banks)	2.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Housing Development Finance Corp. Ltd. (India, Financial Services)	1.8
AIA Group Ltd. (Hong Kong, Insurance)	1.6
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.6
22.4

Market Sectors (% of Fund's net assets)

Financials	22.5
Consumer Discretionary	16.2
Information Technology	14.4
Industrials	13.2
Health Care	12.5
Consumer Staples	6.5
Materials	5.5
Communication Services	2.4
Energy	1.5
Real Estate	1.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
Australia - 3.6%
Bapcor Ltd.	460,232	2,008,266
EBOS Group Ltd.	134,967	3,703,901
Flight Centre Travel Group Ltd. (a)(b)	282,317	3,707,313
Flutter Entertainment PLC (a)	34,130	6,826,401
Iperionx Ltd. (a)	1,282,205	938,014
National Storage REIT unit	3,380,004	5,629,670
TOTAL AUSTRALIA		22,813,565
Bailiwick of Jersey - 0.4%
JTC PLC (c)	259,839	2,589,563
Belgium - 2.0%
Azelis Group NV	27,724	656,805
KBC Group NV	82,490	5,888,225
UCB SA	66,846	6,218,175
TOTAL BELGIUM		12,763,205
Brazil - 0.6%
MercadoLibre, Inc. (a)	2,943	3,759,653
Canada - 2.6%
Canadian Natural Resources Ltd.	121,447	7,400,572
Constellation Software, Inc.	4,171	8,163,812
Definity Financial Corp.	37,539	1,018,237
Lumine Group, Inc.	11,739	158,126
TOTAL CANADA		16,740,747
China - 3.3%
Alibaba Group Holding Ltd. (a)	424,866	4,492,375
Chervon Holdings Ltd.	490,510	2,496,143
Glodon Co. Ltd. (A Shares)	324,371	2,725,845
Li Ning Co. Ltd.	307,725	2,200,732
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	60,190	2,721,173
Tencent Holdings Ltd.	129,632	5,757,750
WuXi AppTec Co. Ltd. (H Shares) (c)	78,904	693,955
TOTAL CHINA		21,087,973
Denmark - 2.9%
DSV A/S	31,999	6,010,012
Novo Nordisk A/S Series B	74,609	12,411,543
TOTAL DENMARK		18,421,555
Finland - 0.4%
Neste OYJ	47,585	2,303,946
France - 13.9%
Air Liquide SA	53,821	9,681,872
Airbus Group NV	39,604	5,545,931
AXA SA	294,835	9,623,465
BNP Paribas SA	113,038	7,303,768
Capgemini SA	38,013	6,907,088
Edenred SA	108,614	7,051,650
EssilorLuxottica SA	25,002	4,942,417
Exclusive Networks SA	117,619	2,540,246
L'Oreal SA	13,617	6,493,229
LVMH Moet Hennessy Louis Vuitton SE	24,761	23,817,138
Pernod Ricard SA	22,076	5,093,769
TOTAL FRANCE		89,000,573
Germany - 5.7%
Deutsche Borse AG	35,522	6,774,353
Deutsche Post AG	126,142	6,067,379
Merck KGaA	29,111	5,214,183
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,095	5,288,401
Nexus AG	22,732	1,302,516
Rheinmetall AG	10,988	3,214,588
Siemens AG	37,559	6,190,934
Siemens Healthineers AG (c)	39,100	2,430,816
Talanx AG	82	4,117
TOTAL GERMANY		36,487,287
Hong Kong - 2.2%
AIA Group Ltd.	971,914	10,581,301
Prudential PLC	246,692	3,774,644
TOTAL HONG KONG		14,355,945
Hungary - 0.3%
Richter Gedeon PLC	69,095	1,667,415
India - 5.6%
Avenue Supermarts Ltd. (a)(c)	40,097	1,728,809
Campus Activewear Ltd.	132,285	578,308
HDFC Bank Ltd. sponsored ADR	184,495	12,877,751
Housing Development Finance Corp. Ltd.	334,775	11,418,441
ITC Ltd.	369,423	1,928,486
Larsen & Toubro Ltd.	46,408	1,346,903
One97 Communications Ltd. (a)	312,487	2,508,345
PVR Ltd. (a)	58,238	1,046,050
Sona Blw Precision Forgings Ltd. (c)	234,001	1,379,403
Star Health & Allied Insurance Co. Ltd. (a)	81,235	589,254
Sunteck Realty Ltd.	132,330	491,687
TOTAL INDIA		35,893,437
Ireland - 1.8%
Cairn Homes PLC	2,257,220	2,570,106
CRH PLC	90,680	4,375,671
Dalata Hotel Group PLC (a)	867,172	4,352,470
Ryanair Holdings PLC (a)	3,200	52,475
TOTAL IRELAND		11,350,722
Israel - 0.4%
NICE Ltd. sponsored ADR (a)	12,153	2,479,334
Italy - 2.2%
BFF Bank SpA (c)	242,339	2,328,531
Ferrari NV	12,363	3,444,826
FinecoBank SpA	127,798	1,933,467
UniCredit SpA	321,767	6,375,968
TOTAL ITALY		14,082,792
Japan - 17.2%
Advantest Corp.	20,894	1,628,309
Capcom Co. Ltd.	97,965	3,681,291
Daiichi Sankyo Kabushiki Kaisha	141,766	4,864,646
Fast Retailing Co. Ltd.	18,559	4,394,802
FUJIFILM Holdings Corp.	56,400	2,939,566
Hitachi Ltd.	187,446	10,368,507
Hoya Corp.	84,238	8,832,779
Itochu Corp.	213,001	7,066,278
Keyence Corp.	10,100	4,554,659
Misumi Group, Inc.	69,513	1,753,619
Mitsubishi UFJ Financial Group, Inc.	736,749	4,611,706
NOF Corp.	34,696	1,585,311
Olympus Corp.	197,702	3,461,054
ORIX Corp.	306,330	5,211,446
Outsourcing, Inc.	110,355	1,124,140
Persol Holdings Co. Ltd.	181,618	3,744,857
Renesas Electronics Corp. (a)	489,805	6,383,359
Shin-Etsu Chemical Co. Ltd.	264,750	7,554,859
SMC Corp.	6,859	3,420,891
Sony Group Corp.	98,704	8,930,121
Sumitomo Mitsui Financial Group, Inc.	98,220	4,014,609
TechnoPro Holdings, Inc.	64,574	1,761,817
TIS, Inc.	109,542	3,007,993
Tokio Marine Holdings, Inc.	142,971	2,874,723
ZOZO, Inc.	109,366	2,301,537
TOTAL JAPAN		110,072,879
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	130,345	6,416,049
Netherlands - 5.3%
Adyen BV (a)(c)	2,765	4,442,945
ASML Holding NV (Netherlands)	23,715	14,986,449
BE Semiconductor Industries NV (b)	67,661	6,064,357
IMCD NV	16,695	2,505,565
ING Groep NV (Certificaten Van Aandelen)	316,452	3,905,423
Topicus.Com, Inc. (a)	7,711	513,649
Universal Music Group NV	77,214	1,685,477
TOTAL NETHERLANDS		34,103,865
Norway - 0.0%
Volue A/S (a)	25,910	43,763
Russia - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(d)	38,476	14,210
Singapore - 1.2%
Sea Ltd. ADR (a)	45,179	3,441,284
United Overseas Bank Ltd.	205,120	4,356,330
TOTAL SINGAPORE		7,797,614
South Africa - 0.7%
Anglo American PLC (United Kingdom)	142,463	4,389,881
Spain - 1.2%
CaixaBank SA	1,437,653	5,321,626
Cie Automotive SA	85,587	2,576,503
TOTAL SPAIN		7,898,129
Sweden - 3.0%
ASSA ABLOY AB (B Shares)	112,450	2,674,444
HEXPOL AB (B Shares)	158,282	1,862,949
Indutrade AB	140,476	3,365,654
Kry International AB (a)(d)(e)	71	5,550
Lagercrantz Group AB (B Shares)	237,475	3,052,077
Nibe Industrier AB (B Shares)	190,867	2,131,074
Nordnet AB	145,702	2,284,619
Svenska Handelsbanken AB (A Shares)	436,301	3,856,808
TOTAL SWEDEN		19,233,175
Switzerland - 1.4%
Compagnie Financiere Richemont SA Series A	37,516	6,201,427
Partners Group Holding AG	2,594	2,505,052
TOTAL SWITZERLAND		8,706,479
Taiwan - 2.0%
MediaTek, Inc.	71,426	1,551,991
Taiwan Semiconductor Manufacturing Co. Ltd.	698,618	11,432,289
TOTAL TAIWAN		12,984,280
United Kingdom - 9.9%
AstraZeneca PLC (United Kingdom)	126,813	18,662,180
BAE Systems PLC	495,622	6,314,216
Beazley PLC	319,126	2,388,322
Big Yellow Group PLC	162,840	2,504,906
Bunzl PLC	179,539	7,139,112
Compass Group PLC	393,806	10,388,980
DCC PLC (United Kingdom)	253	15,720
Diageo PLC	198,461	9,053,019
Dr. Martens Ltd.	359,759	750,983
Endava PLC ADR (a)	18,436	1,061,361
JD Sports Fashion PLC	1,240,804	2,511,382
Smart Metering Systems PLC	235,307	2,345,076
Starling Bank Ltd. Series D (a)(d)(e)	137,500	521,865
Zegona Communications PLC (a)	22,676	14,677
TOTAL UNITED KINGDOM		63,671,799
United States of America - 5.2%
Globant SA (a)	8,107	1,271,745
ICON PLC (a)	8,739	1,683,918
Linde PLC	12,128	4,480,690
Nestle SA (Reg. S)	135,932	17,438,658
NVIDIA Corp.	15,226	4,225,063
RHI Magnesita NV	30,147	856,252
Samsonite International SA (a)(c)	1,020,755	3,234,614
TOTAL UNITED STATES OF AMERICA		33,190,940
TOTAL COMMON STOCKS (Cost $573,611,231)		614,320,775

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.0%
ByteDance Ltd. Series E1 (a)(d)(e)	1,533	305,067
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	8,434	74,810
		379,877
Estonia - 0.1%
Bolt Technology OU Series E (a)(d)(e)	3,347	436,224
TOTAL CONVERTIBLE PREFERRED STOCKS		816,101
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	413	32,284
TOTAL PREFERRED STOCKS (Cost $1,346,117)		848,385

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (f)	21,847,743	21,852,113
Fidelity Securities Lending Cash Central Fund 4.88% (f)(g)	5,016,681	5,017,183
TOTAL MONEY MARKET FUNDS (Cost $26,869,296)		26,869,296

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $601,826,644)	642,038,456
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,966,727)
NET ASSETS - 100.0%	640,071,729

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,828,636 or 2.9% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,375,800 or 0.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	869,539

ByteDance Ltd. Series E1	11/18/20	167,977

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	119,789

Kry International AB	5/14/21	30,836

Kry International AB Series E	5/14/21	188,812

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	286,270

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	27,106,527	93,596,770	98,851,184	376,922	-	-	21,852,113	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	1,938,791	40,700,555	37,622,163	32,959	-	-	5,017,183	0.0%
Total	29,045,318	134,297,325	136,473,347	409,881	-	-	26,869,296

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	15,931,596	5,141,438	10,485,091	305,067
Consumer Discretionary	102,923,483	26,792,324	76,131,159	-
Consumer Staples	41,750,180	11,586,998	30,148,972	14,210
Energy	9,704,518	9,704,518	-	-
Financials	144,224,955	50,063,358	93,639,732	521,865
Health Care	78,885,481	23,459,440	55,351,231	74,810
Industrials	84,815,997	30,058,050	54,757,947	-
Information Technology	92,581,188	51,467,070	40,640,060	474,058
Materials	35,725,499	7,199,891	28,525,608	-
Real Estate	8,626,263	2,504,906	6,121,357	-

Money Market Funds	26,869,296	26,869,296	-	-
Total Investments in Securities:	642,038,456	244,847,289	395,801,157	1,390,010
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,739,025) - See accompanying schedule:
Unaffiliated issuers (cost $574,957,348)	$615,169,160
Fidelity Central Funds (cost $26,869,296)	26,869,296

Total Investment in Securities (cost $601,826,644)		$642,038,456
Foreign currency held at value (cost $204,465)		204,361
Receivable for investments sold		485,228
Receivable for fund shares sold		427,055
Dividends receivable		1,831,101
Reclaims receivable		945,063
Distributions receivable from Fidelity Central Funds		84,201
Total assets		646,015,465
Liabilities
Payable for investments purchased	$121,589
Payable for fund shares redeemed	288,921
Accrued management fee	315,519
Other payables and accrued expenses	200,524
Collateral on securities loaned	5,017,183
Total Liabilities		5,943,736
Net Assets		$640,071,729
Net Assets consist of:
Paid in capital		$687,466,651
Total accumulated earnings (loss)		(47,394,922)
Net Assets		$640,071,729
Net Asset Value , offering price and redemption price per share ($640,071,729 ÷ 53,999,077 shares)		$11.85

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$6,785,524
Income from Fidelity Central Funds (including $32,959 from security lending)		409,881
Income before foreign taxes withheld		$7,195,405
Less foreign taxes withheld		(827,663)
Total Income		6,367,742
Expenses
Management fee	$1,662,334
Independent trustees' fees and expenses	1,599
Total expenses before reductions	1,663,933
Expense reductions	(78)
Total expenses after reductions		1,663,855
Net Investment income (loss)		4,703,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,939)	(27,580,892)
Foreign currency transactions	113,380
Total net realized gain (loss)		(27,467,512)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $39,655)	106,221,525
Assets and liabilities in foreign currencies	80,187
Total change in net unrealized appreciation (depreciation)		106,301,712
Net gain (loss)		78,834,200
Net increase (decrease) in net assets resulting from operations		$83,538,087
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,703,887	$9,318,000
Net realized gain (loss)	(27,467,512)	(61,862,335)
Change in net unrealized appreciation (depreciation)	106,301,712	(118,418,158)
Net increase (decrease) in net assets resulting from operations	83,538,087	(170,962,493)
Distributions to shareholders	(4,996,303)	(8,038,015)
Share transactions
Proceeds from sales of shares	128,892,145	304,547,005
Reinvestment of distributions	4,996,303	8,038,015
Cost of shares redeemed	(40,410,909)	(96,424,320)
Net increase (decrease) in net assets resulting from share transactions	93,477,539	216,160,700
Total increase (decrease) in net assets	172,019,323	37,160,192

Net Assets
Beginning of period	468,052,406	430,892,214
End of period	$640,071,729	$468,052,406

Other Information
Shares
Sold	11,373,065	24,327,055
Issued in reinvestment of distributions	448,904	555,879
Redeemed	(3,559,073)	(7,923,935)
Net increase (decrease)	8,262,896	16,958,999

Financial Highlights
Fidelity® International Discovery K6 Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$14.97	$11.29	$10.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.24	.16	.12	.06 D
Net realized and unrealized gain (loss)	1.63	(4.70)	3.60	.77	.43
Total from investment operations	1.73	(4.46)	3.76	.89	.49
Distributions from net investment income	(.11)	(.28)	(.08)	(.04)	-
Distributions from net realized gain	-	-	-	(.05)	-
Total distributions	(.11)	(.28)	(.08)	(.09)	-
Net asset value, end of period	$11.85	$10.23	$14.97	$11.29	$10.49
Total Return E,F	16.96%	(30.35)%	33.43%	8.51%	4.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I	.60%	.60%	.60%	.60% I
Expenses net of fee waivers, if any	.60% I	.60%	.60%	.60%	.60% I
Expenses net of all reductions	.60% I	.60%	.60%	.60%	.60% I
Net investment income (loss)	1.70% I	1.98%	1.11%	1.16%	1.67% D,I
Supplemental Data
Net assets, end of period (000 omitted)	$640,072	$468,052	$430,892	$103,173	$61,421
Portfolio turnover rate J	64% I,K	50% K	58% K	42% K	59% K,L

A For the period June 13, 2019 (commencement of operations) through October 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .43%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity International Discovery K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$67,853,518
Gross unrealized depreciation	(28,197,425)
Net unrealized appreciation (depreciation)	$39,656,093
Tax cost	$602,382,363

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(55,440,972)
Long-term	(7,345,542)
Total capital loss carryforward	$(62,786,514)

Due to large subscriptions in a prior period, $52,335,987 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $11,985,573 per year.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery K6 Fund	190,337,235	166,495,447

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity International Discovery K6 Fund	6,335,816	72,271,270

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity International Discovery K6 Fund	15,540,854	197,763,447

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Discovery K6 Fund	$203

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Discovery K6 Fund	5,515,563	2,414,367	(568,117)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Discovery K6 Fund	$3,747	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $78.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® International Discovery K6 Fund	.60%
Actual		$ 1,000	$ 1,169.60	$ 3.23
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893916.103
IGI-K6-SANN-0623

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2023